Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 42.3% ) Value
Communications Services (2.1%)
2,611 Alphabet, Inc., Class A
a
$ 7,065,549
1,614 Alphabet, Inc., Class C
a
4,380,348
63,765 Altice USA, Inc.
a
919,491
5,339 AMC Networks, Inc.
a,b
227,602
137,105 AT&T, Inc. 3,496,177
2,335 Cars.com, Inc.
a
36,379
105,021 Comcast Corporation 5,250,000
42,544 Discovery, Inc., Class A
a,b
1,187,403
2,134 Discovery, Inc., Class C
a,b
58,365
17,734 DISH Network Corporation
a
556,848
694 E.W. Scripps Company
a
14,227
6,166 Electronic Arts, Inc. 817,982
12,116 Fox Corporation, Class A 492,031
3,484 Gray Television, Inc. 72,641
701 Hemisphere Media Group, Inc.
a
4,549
1,000 Liberty Global plc, Class A
a
27,120
1,904 Lions Gate Entertainment
Corporation, Class B
a
27,760
6,541 Live Nation Entertainment, Inc.
a
716,305
10,860 Lumen Technologies, Inc. 134,230
19,515 Match Group, Inc.
a
2,199,340
1,842 MediaAlpha , Inc.
a
27,354
11,655 Meta Platforms, Inc.
a
3,651,045
3,380 Nexstar Broadcasting Group, Inc. 558,984
10,417 Omnicom Group, Inc. 785,025
86,595 QuinStreet , Inc.
a
1,393,314
3,634 RingCentral, Inc.
a
641,365
5,280 Telephone & Data Systems, Inc. 104,544
19,988 Twitter, Inc.
a
749,750
643 United States Cellular Corporation
a
19,689
31,211 Upwork , Inc.
a
848,939
80,821 Verizon Communications, Inc. 4,302,102
1,398 ViacomCBS , Inc. 46,763
430 Walt Disney Company
a
61,477
16,455 Zillow Group, Inc.
a
820,446
26,319 ZoomInfo Technologies, Inc.
a
1,391,222
Total 43,086,366
Consumer Discretionary (4.8%)
942 Adient plc
a
39,536
2,024 Amazon.com, Inc.
a
6,054,735
4,963 American Axle & Manufacturing
Holdings, Inc.
a
40,399
31,081 Aptiv plc
a
4,245,043
1,055 AutoZone, Inc.
a
2,095,599
21,126 Bally's Corporation
a
755,043
1,382 BJ's Restaurants, Inc.
a
41,584
232 Booking Holdings, Inc.
a
569,822
8,859 Brinker International, Inc.
a
294,207
1,473 Brunswick Corporation 133,734
6,504 Burlington Stores, Inc.
a
1,540,993
22,577 Caesars Entertainment, Inc.
a
1,719,013
1,788 Carvana Company
a
289,763
29,010 Cedar Fair, LP
a
1,442,667
1,651 Cheesecake Factory, Inc.
a
58,908
10,273 Chegg , Inc.
a
271,926
15,844 Chewy, Inc.
a,b
754,333
7,571 Chico's FAS, Inc.
a
35,659
2,295 Chipotle Mexican Grill, Inc.
a
3,409,406
10,387 Choice Hotels International, Inc. 1,489,496
318 Churchill Downs, Inc. 66,875
15,817 Cimpress plc
a
1,063,219
53,694 Clarus Corporation 1,209,726
94,098 Cooper-Standard Holdings, Inc.
a
1,937,478
Shares Common Stock (42.3%) Value
Consumer Discretionary (4.8%) - continued
1,761 Cracker Barrel Old Country Store,
Inc. $ 209,806
3,842 Culp, Inc. 34,770
14,430 D.R. Horton, Inc. 1,287,445
3,883 Dana, Inc. 84,106
1,327 Darden Restaurants, Inc. 185,607
658 Deckers Outdoor Corporation
a
210,711
1,608 Denny's Corporation
a
24,924
54 Dollar General Corporation 11,258
900 Dorman Products, Inc.
a
84,267
72,165 Duluth Holdings, Inc.
a
1,088,248
9,090 Emerald Holding, Inc.
a
29,633
222,621 Everi Holdings, Inc.
a
4,401,217
4,330 Expedia Group, Inc.
a
793,646
15,516 Five Below, Inc.
a
2,544,624
6,802 Foot Locker, Inc. 303,913
22,709 Gap, Inc. 410,352
1,745 Garmin, Ltd. 217,113
24,479 Gentex Corporation 768,641
1,194 G-III Apparel Group, Ltd.
a
32,441
14,690 Goodyear Tire & Rubber
Company
a
304,524
94 Graham Holdings Company 55,941
2,722 Grand Canyon Education, Inc.
a
227,777
679 Group 1 Automotive, Inc. 115,301
7,385 Groupon, Inc.
a,b
225,538
15,517 Hanesbrands, Inc. 249,824
29,350 Harley-Davidson, Inc. 1,014,629
6,302 Home Depot, Inc. 2,312,708
8,946 Lear Corporation 1,496,845
49,451 Leggett & Platt, Inc. 1,970,622
7,083 Lithia Motors, Inc. 2,069,157
19,687 Lowe's Companies, Inc. 4,672,709
3,430 Lululemon Athletica , Inc.
a
1,144,797
2,436 M.D.C. Holdings, Inc. 123,481
38,844 Macy's, Inc. 994,406
30,745 Magnite , Inc.
a
417,210
31 Marriott Vacations Worldwide
Corporation 5,034
4,534 McDonald's Corporation 1,176,346
27,869 Miller Industries, Inc. 877,037
4,615 Mohawk Industries, Inc.
a
728,570
239 Murphy USA, Inc. 47,002
6,149 NIKE, Inc. 910,482
27,219 Nordstrom, Inc.
a,b
612,427
8,380 Norwegian Cruise Line Holdings,
Ltd.
a
174,555
677 NVR, Inc.
a
3,606,528
12,783 Papa John's International, Inc. 1,578,061
8,525 Party City Holdco, Inc.
a
40,323
31,078 Penn National Gaming, Inc.
a
1,417,468
4,194 Perdoceo Education Corporation
a
46,218
30,029 Planet Fitness, Inc.
a
2,661,771
11,554 PVH Corporation 1,097,746
36,643 Qurate Retail, Inc. 257,600
1,309 RH
a
527,291
19,724 Ross Stores, Inc. 1,928,021
2,661 Ruth's Hospitality Group, Inc.
a
53,300
28,422 Skyline Champion Corporation
a
1,913,937
16,248 Sleep Number Corporation
a
1,161,732
21,698 Sony Group Corporation ADR 2,422,799
698 Standard Motor Products, Inc. 33,413
37,522 Stoneridge, Inc.
a
708,040
1,564 Strategic Education, Inc. 93,308
10,943 Tapestry, Inc. 415,287

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Consumer Discretionary (4.8%) - continued
3,968 Target Corporation $ 874,666
31,985 Taylor Morrison Home Corporation
a
981,620
13,495 Tenneco, Inc.
a
141,698
3,697 Tesla, Inc.
a
3,463,054
1,830 Thor Industries, Inc. 173,100
138,575 ThredUp , Inc.
a
1,284,590
11,535 Toll Brothers, Inc. 680,219
1,340 TopBuild Corporation
a
311,751
13,683 Tri Pointe Homes, Inc.
a
325,792
12,936 TripAdvisor, Inc.
a
351,212
10,662 Tupperware Brands Corporation
a
164,408
3,699 Ulta Beauty, Inc.
a
1,345,474
2,666 Urban Outfitters, Inc.
a
76,568
885 Vail Resorts, Inc. 245,234
8,215 Weight Watchers International,
Inc.
a
103,509
197 Williams-Sonoma, Inc. 31,626
7,452 Wingstop , Inc. 1,142,019
4,045 Wolverine World Wide, Inc. 107,152
23,229 Wyndham Hotels & Resorts, Inc. 1,950,075
7,135 Xometry , Inc.
a,b
368,166
6,115 Yum! Brands, Inc. 765,415
26,930 Zumiez , Inc.
a
1,210,504
Total 100,269,503
Consumer Staples (1.6%)
6,997 Beyond Meat, Inc.
a,b
455,715
6,141 BJ's Wholesale Club Holdings,
Inc.
a
377,487
903 Boston Beer Company, Inc.
a
380,009
2,399 Casey's General Stores, Inc. 450,556
7,669 Colgate-Palmolive Company 632,309
3,805 Costco Wholesale Corporation 1,922,020
10,718 Coty, Inc.
a
90,889
10,948 Darling Ingredients, Inc.
a
698,154
60,120 e.l.f . Beauty, Inc.
a
1,777,147
21,254 Hain Celestial Group, Inc.
a
776,409
1,893 Hershey Company 373,054
4,585 Ingredion, Inc. 434,199
9,221 John B. Sanfilippo & Son, Inc. 729,381
6,120 Kimberly-Clark Corporation 842,418
65,929 Lamb Weston Holdings, Inc. 4,233,301
1,153 McCormick & Company, Inc. 115,657
141 Medifast , Inc. 28,018
6,167 Molson Coors Beverage Company 293,919
10,558 Monster Beverage Corporation
a
915,590
384 PepsiCo, Inc. 66,632
2,517 Performance Food Group
Company
a
106,192
43,278 Philip Morris International, Inc. 4,451,142
527 PriceSmart , Inc. 37,633
112,459 Primo Water Corporation 1,878,065
7,095 Procter & Gamble Company 1,138,393
360 Seneca Foods Corporation
a
16,830
16,323 Sprouts Farmers Markets, Inc.
a
443,006
17,904 Sysco Corporation 1,399,198
72,785 Turning Point Brands, Inc. 2,564,216
4,124 US Foods Holding Corporation
a
145,412
1,799 Utz Brands, Inc. 28,982
35,414 Walmart, Inc. 4,951,231
Total 32,753,164
Energy (1.5%)
26,532 Antero Midstream Corporation 263,993
34,389 Antero Resources Corporation
a
671,617
Shares Common Stock (42.3%) Value
Energy (1.5%) - continued
66,445 APA Corporation $ 2,206,638
7,661 Archrock , Inc. 64,659
50,297 BP plc ADR 1,555,183
240 Callon Petroleum Company
a
11,866
4,346 ChampionX Corporation
a
97,350
2,910 Chevron Corporation 382,170
9,772 Comstock Resources, Inc.
a
76,026
30,195 ConocoPhillips 2,675,881
6,711 Continental Resources, Inc. 348,569
3,451 Core Laboratories NV 92,038
108,938 Devon Energy Corporation 5,508,995
6,481 Diamondback Energy, Inc. 817,643
1,130 DT Midstream, Inc. 58,421
11,227 EnLink Midstream, LLC 89,367
77,426 Enterprise Products Partners, LP 1,830,351
7,849 EOG Resources, Inc. 875,007
348 EQT Corporation
a
7,395
2,478 Equitrans Midstream Corporation 20,097
35,233 Exxon Mobil Corporation 2,676,299
61,697 Halliburton Company 1,896,566
4,022 Helix Energy Solutions Group, Inc.
a
14,198
62,126 Helmerich & Payne, Inc. 1,783,016
11,220 HollyFrontier Corporation 394,495
1,085 Liberty Oilfield Services, Inc.
a
13,129
37,421 Marathon Oil Corporation 728,587
17,737 Marathon Petroleum Corporation 1,272,630
35,060 Nine Energy Service, Inc.
a,b
42,773
899 Northern Oil and Gas, Inc. 21,144
23,943 NOV, Inc. 393,144
2,491 Oceaneering International, Inc.
a
32,458
962 Par Pacific Holdings, Inc.
a
13,564
4,792 Peabody Energy Corporation
a
51,754
10,410 Pioneer Natural Resources
Company 2,278,645
11,094 ProPetro Holding Corporation
a
116,598
249 Ranger Oil Corporation, Class A
a
7,721
137 RPC, Inc.
a
810
2,699 Schlumberger, Ltd. 105,450
7,391 SM Energy Company 242,499
23,055 Southwestern Energy Company
a
101,442
28,245 Talos Energy, Inc.
a
300,527
2,216 Targa Resources Corporation 130,921
129,474 TechnipFMC plc
a
840,286
20,911 Transocean, Ltd.
a,b
65,870
7,786 Valero Energy Corporation 646,004
3,569 World Fuel Services Corporation 100,681
Total 31,924,477
Financials (6.6%)
49,992 Air Lease Corporation 1,990,182
1,590 Alleghany Corporation
a
1,055,760
24,615 Ally Financial, Inc. 1,174,628
10,945 American Equity Investment Life
Holding Company 450,277
5,384 American Express Company 968,151
6,415 American Financial Group, Inc. 835,746
15,965 Ameris Bancorp 787,234
14,416 Annaly Capital Management, Inc. 113,886
4,752 Apollo Commercial Real Estate
Finance, Inc. 64,865
33,068 Arch Capital Group, Ltd.
a
1,531,710
8,229 Arthur J. Gallagher & Company 1,299,688
759 Artisan Partners Asset
Management, Inc. 32,796
48,930 Assured Guaranty, Ltd. 2,607,480

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Financials (6.6%) - continued
103,936 Bank of America Corporation $ 4,795,607
425 Bank of Marin Bancorp 15,848
30,325 Bank of N.T. Butterfield & Son, Ltd. 1,111,411
3,585 BankFinancial Corporation 38,646
8,641 BankUnited , Inc. 360,762
7,103 Banner Corporation 441,167
4,972 Berkshire Hathaway, Inc.
a
1,556,335
2,274 BlackRock, Inc. 1,871,366
1,646 Blackstone Mortgage Trust, Inc. 51,717
71,284 Bridgewater Bancshares, Inc.
a
1,268,142
10,650 Brighthouse Financial, Inc.
a
579,892
1,153 BrightSpire Capital, Inc. 10,827
1,288 Brookline Bancorp, Inc. 22,025
1,454 Brown & Brown, Inc. 96,371
11,305 BRP Group, Inc.
a
345,029
57,722 Byline Bancorp, Inc. 1,500,772
11,190 Capital One Financial Corporation 1,641,909
3,530 Cboe Global Markets, Inc. 418,411
17,340 Central Pacific Financial
Corporation 504,594
42,031 Charles Schwab Corporation 3,686,119
8,929 Chimera Investment Corporation 129,470
14,525 Chubb, Ltd. 2,865,492
5,619 Cincinnati Financial Corporation 662,087
30,487 Citigroup, Inc. 1,985,313
8,517 CNO Financial Group, Inc. 212,414
1,297 Coinbase Global, Inc.
a
246,625
64,131 Columbia Banking System, Inc. 2,229,835
20,669 Comerica, Inc. 1,917,670
12,978 Community Trust Bancorp, Inc. 573,498
10,206 Customers Bancorp, Inc.
a
595,010
28 Diamond Hill Investment Group,
Inc. 5,229
146 Dime Community Bancshares, Inc. 5,104
10,006 Discover Financial Services 1,158,194
4,646 Ellington Residential Mortgage
REIT 48,969
1,612 Enova International, Inc.
a
64,931
32,537 Enterprise Financial Services
Corporation 1,611,883
65,563 Equitable Holdings, Inc. 2,205,539
5,645 Essent Group, Ltd. 257,638
73,728 F.N.B. Corporation 952,566
1,597 FactSet Research Systems, Inc. 673,758
1,435 Federated Hermes, Inc. 47,513
7,210 Financial Institutions, Inc. 232,450
197 First American Financial
Corporation 14,678
23,861 First Bancorp 347,178
2,597 First Busey Corporation 72,404
7,020 First Financial Corporation 315,128
30,847 First Horizon Corporation 527,792
588 First Mid-Illinois Bancshares, Inc. 24,196
445 First of Long Island Corporation 9,750
2,896 First Republic Bank 502,717
4,539 Flushing Financial Corporation 107,166
22,215 Franklin Resources, Inc. 710,214
31,481 Fulton Financial Corporation 565,084
17,256 Glacier Bancorp, Inc. 896,104
4,272 Global Life, Inc. 437,026
2,774 Granite Point Mortgage Trust, Inc. 33,565
11,135 Great Southern Bancorp, Inc. 660,751
18,625 Hamilton Lane, Inc. 1,684,817
24,626 Hancock Whitney Corporation 1,298,283
28,515 Hanmi Financial Corporation 766,483
Shares Common Stock (42.3%) Value
Financials (6.6%) - continued
5,450 Hanover Insurance Group, Inc. $ 751,882
61,261 Heartland Financial USA, Inc. 3,187,410
942 Heritage Financial Corporation 22,853
2,358 HomeStreet , Inc. 114,953
6,461 Hometrust Bancshares, Inc. 201,131
99,674 Hope Bancorp, Inc. 1,669,540
5,426 Horizon Bancorp, Inc. 115,737
10,484 Houlihan Lokey , Inc. 1,114,240
14,173 Independent Bank Corporation 346,955
70 International Bancshares
Corporation 2,942
35,721 Invesco Mortgage Capital, Inc. 95,732
27,636 Invesco, Ltd. 626,232
29,182 J.P. Morgan Chase & Company 4,336,445
942 Jefferies Financial Group, Inc. 34,515
20,185 Kinsale Capital Group, Inc. 4,043,459
1,177 Ladder Capital Corporation 13,995
2,447 Lakeland Bancorp, Inc. 46,322
5,968 Lincoln National Corporation 417,641
11,122 M&T Bank Corporation 1,883,844
8,727 Marsh & McLennan Companies,
Inc. 1,340,816
3,631 Mercantile Bank Corporation 139,685
31 Merchants Bancorp 904
6,040 MetLife, Inc. 405,042
23,769 MFA Financial, Inc. 110,050
13,115 Midland States Bancorp, Inc. 378,630
12,558 MidWestOne Financial Group, Inc. 400,977
6,256 Moody's Corporation 2,145,808
34,106 Morgan Stanley 3,497,229
3,903 MSCI, Inc. 2,092,476
7,179 Navient Corporation 125,130
13,566 New York Community Bancorp,
Inc. 158,180
6,814 NMI Holdings, Inc.
a
168,578
6,309 Northern Trust Corporation 735,882
6,465 OceanFirst Financial Corporation 146,756
3,326 OFG Bancorp 92,030
1,926 Old Second Bancorp, Inc. 25,866
11,942 OneMain Holdings, Inc. 616,924
323 Peapack -Gladstone Financial
Corporation 11,899
22,045 Popular, Inc. 1,965,753
4,999 Premier Financial Corporation 149,220
11,377 Primerica, Inc. 1,755,926
5,139 QCR Holdings, Inc. 293,129
63,998 Radian Group, Inc. 1,432,915
21,033 Raymond James Financial, Inc. 2,226,764
3,017 Reinsurance Group of America,
Inc. 346,442
7,783 S&P Global, Inc. 3,231,657
179 S&T Bancorp, Inc. 5,515
58,505 Seacoast Banking Corporation of
Florida 2,135,433
10,951 SEI Investments Company 641,838
7,328 Selective Insurance Group, Inc. 578,179
6,994 Signature Bank 2,130,582
6,077 Starwood Property Trust, Inc. 150,406
27,132 State Street Corporation 2,563,974
6,330 Synchrony Financial 269,595
36,696 Synovus Financial Corporation 1,825,993
1,439 Territorial Bancorp, Inc. 35,601
22,720 Texas Capital Bancshares, Inc.
a
1,424,544
126 Towne Bank 3,954
5,916 TPG RE Finance Trust, Inc. 74,660
14,447 Tradeweb Markets, Inc. 1,224,672

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Financials (6.6%) - continued
1,191 TriCo Bancshares $ 51,773
21,785 Triumph Bancorp, Inc.
a
1,905,752
35,313 Truist Financial Corporation 2,218,363
7,416 TrustCo Bank Corporation NY 251,402
16,102 Two Harbors Investment
Corporation 92,587
54,430 Umpqua Holdings Corporation 1,103,840
599 Univest Financial Corporation 18,048
43,295 Unum Group 1,098,827
1,178 Washington Federal, Inc. 41,254
388 Washington Trust Bancorp, Inc. 22,147
65,190 Wells Fargo & Company 3,507,222
52,191 Western Alliance Bancorp 5,176,825
8,296 Western Asset Mortgage Capital
Corporation 18,085
3,635 Wintrust Financial Corporation 356,484
32,487 Zions Bancorporation NA 2,203,268
3,935 Zurich Insurance Group AG 1,882,143
Total 136,917,339
Health Care (4.9%)
13,183 908 Devices, Inc.
a,b
208,555
2,784 Abbott Laboratories 354,849
16,406 AbbVie, Inc. 2,245,817
24,995 Adaptive Biotechnologies
Corporation
a
435,913
7,200 Agilent Technologies, Inc. 1,003,104
81,304 Agilon Health, Inc.
a
1,348,020
1,130 Align Technology, Inc.
a
559,305
3,160 Allogene Therapeutics, Inc.
a
36,182
1,211 Amedisys , Inc.
a
163,606
7,678 Amgen, Inc. 1,743,981
7,631 Anthem, Inc. 3,365,195
5,984 Argenx SE ADR
a
1,611,252
10,921 Ascendis Pharma AS ADR
a
1,328,430
21,574 AstraZeneca plc ADR 1,255,823
2,336 Atea Pharmaceuticals, Inc.
a
16,679
49,894 Avantor , Inc.
a
1,862,543
32,693 Axonics , Inc.
a
1,550,629
11,130 Baxter International, Inc. 950,947
1,631 Becton, Dickinson and Company 414,502
6,396 Biogen, Inc.
a
1,445,496
5,546 Biohaven Pharmaceutical Holding
Company, Ltd.
a
736,897
172 Bio-Rad Laboratories, Inc.
a
103,154
5,943 Bio- Techne Corporation 2,237,005
522 Boston Scientific Corporation
a
22,394
764 Bristol-Myers Squibb Company 49,576
37,276 Centene Corporation
a
2,898,582
4,096 Charles River Laboratories
International, Inc.
a
1,350,697
742 Chemed Corporation 347,931
9,305 Cigna Holding Company 2,144,430
3,733 Cooper Companies, Inc. 1,486,854
10,341 Covetrus , Inc.
a
186,862
1,410 CRISPR Therapeutics AG
a,b
89,888
14,300 CVS Health Corporation 1,523,093
2,896 Danaher Corporation 827,648
812 Dentsply Sirona, Inc. 43,377
4,343 DexCom , Inc.
a
1,869,575
1,748 Editas Medicine, Inc.
a
33,282
11,828 Edwards Lifesciences Corporation
a
1,291,618
1,858 Elanco Animal Health, Inc.
a
48,382
2,386 Emergent Biosolutions , Inc.
a
111,665
1,975 Encompass Health Corporation 122,529
Shares Common Stock (42.3%) Value
Health Care (4.9%) - continued
649 Exact Sciences Corporation
a
$ 49,558
22,957 Gilead Sciences, Inc. 1,576,687
23,993 GlaxoSmithKline plc ADR
b
1,075,366
3,731 Global Blood Therapeutics, Inc.
a
107,639
1,275 Globus Medical, Inc.
a
85,081
26,000 GoodRx Holdings, Inc.
a,b
624,260
17,947 Guardant Health, Inc.
a
1,248,214
884 Haemonetics Corporation
a
42,741
55,707 Halozyme Therapeutics, Inc.
a
1,928,019
8,984 HCA Healthcare, Inc. 2,156,609
5,640 HealthEquity , Inc.
a
301,402
781 Henry Schein, Inc.
a
58,809
2,248 ICU Medical, Inc.
a
479,633
28,603 Immunocore Holdings plc ADR
a
645,570
9,747 Inari Medical, Inc.
a
716,989
490 Incyte Corporation
a
36,422
7,927 Inspire Medical Systems, Inc.
a
1,754,166
10,719 Insulet Corporation
a
2,658,312
1,790 Integra LifeSciences Holdings
Corporation
a
115,885
2,698 Intuitive Surgical, Inc.
a
766,718
363 Invitae Corporation
a
4,080
56,355 Ionis Pharmaceuticals, Inc.
a
1,792,089
2,898 IQVIA Holding, Inc.
a
709,720
31,357 Johnson & Johnson 5,402,498
1,613 Laboratory Corporation of America
Holdings
a
437,704
128,020 Lantheus Holdings, Inc.
a
3,252,988
815 Maravai LifeSciences Holdings,
Inc.
a
23,570
967 Masimo Corporation
a
212,614
34,735 Medtronic plc 3,594,725
42,445 Merck & Company, Inc. 3,458,419
1,755 Molina Healthcare, Inc.
a
509,792
38,561 MultiPlan Corporation
a,b
155,401
9,362 Natera , Inc.
a
661,425
2,625 National HealthCare Corporation 171,675
422 Neogen Corporation
a
15,390
9,059 Nevro Corporation
a
595,176
4,851 Novo Nordisk AS ADR 484,469
20,076 NuVasive , Inc.
a
1,044,153
799 Orthofix Medical, Inc.
a
24,290
863 Pennant Group, Inc.
a
14,343
29,756 Phreesia , Inc.
a
928,090
737 Prelude Therapeutics, Inc.
a
7,318
9,206 Premier, Inc. 351,853
58,195 Progyny , Inc.
a
2,356,897
812 Prothena Corporation plc
a
27,673
11,168 Pulmonx Corporation
a,b
271,941
16,018 Repligen Corporation
a
3,177,010
957 Sage Therapeutics, Inc.
a
37,725
9,206 Sarepta Therapeutics, Inc.
a
658,873
8,517 Signify Health, Inc.
a
113,532
29,711 Silk Road Medical, Inc.
a
974,818
1,590 STAAR Surgical Company
a
115,625
7,634 Stryker Corporation 1,893,614
36,997 Syneos Health, Inc.
a
3,350,448
3,210 Teladoc Health, Inc.
a
246,239
2,734 Teleflex, Inc. 848,059
1,652 Tenet Healthcare Corporation
a
122,446
1,358 Thermo Fisher Scientific, Inc. 789,405
8,992 Tilray Brands, Inc.
a,b
53,592
12,752 Travere Therapeutics, Inc.
a
350,680
4,495 Turning Point Therapeutics, Inc.
a
167,349
472 U.S. Physical Therapy, Inc. 45,675

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Health Care (4.9%) - continued
2,004 Ultragenyx Pharmaceutical, Inc.
a
$ 140,140
3,077 uniQure NV
a
55,540
284 Vaxcyte , Inc.
a
5,407
3,813 Veeva Systems, Inc.
a
901,927
2,115 Viatris , Inc. 31,662
132,837 Viemed Healthcare, Inc.
a
615,035
21,293 Vor BioPharma , Inc.
a,b
175,667
2,551 VYNE Therapeutics, Inc.
a
1,585
675 Waters Corporation
a
216,081
10,899 Zimmer Biomet Holdings, Inc. 1,340,795
16,329 Zoetis, Inc. 3,262,371
Total 102,053,940
Industrials (7.3%)
2,437 A.O. Smith Corporation 186,236
9,156 Advanced Drainage Systems, Inc. 1,035,452
9,417 AECOM 650,997
464 Allegion plc 56,947
29,857 Altra Industrial Motion Corporation 1,441,496
17,384 AMETEK, Inc. 2,377,610
1,785 Armstrong World Industries, Inc. 176,751
42,836 ASGN, Inc.
a
4,920,571
7,933 AZZ, Inc. 377,452
76,929 Badger Infrastructure Solutions,
Ltd. 1,863,387
17,076 Carlisle Companies, Inc. 3,815,461
601 Caterpillar, Inc. 121,138
10,312 CBIZ, Inc.
a
398,353
24,946 Chart Industries, Inc.
a
3,040,169
941 Covenant Logistics Group, Inc.
a
20,438
45,244 Crane Company 4,683,206
3,561 CSW Industrials, Inc. 395,271
44,342 CSX Corporation 1,517,383
1,495 Cummins, Inc. 330,216
24,027 Curtiss-Wright Corporation 3,190,545
965 Deere & Company 363,226
48,839 Delta Air Lines, Inc.
a
1,938,420
88 Douglas Dynamics, Inc. 3,215
4,634 Dover Corporation 787,363
58,451 Driven Brands Holdings, Inc.
a
1,651,241
41,281 Dun & Bradstreet Holdings, Inc.
a
828,097
6,630 EMCOR Group, Inc. 790,362
8,476 Emerson Electric Company 779,368
17,903 Fastenal Company 1,014,742
80,610 First Advantage Corporation
a
1,363,921
6,355 Flowserve Corporation 207,300
6,270 Forrester Research, Inc.
a
344,975
29,083 Forward Air Corporation 3,091,523
1,964 GATX Corporation 205,140
4,918 Generac Holdings, Inc.
a
1,388,745
14,489 General Dynamics Corporation 3,073,117
788 Gibraltar Industries, Inc.
a
43,182
1,219 Gorman-Rupp Company 48,894
17,016 GrafTech International, Ltd. 178,328
12,673 Helios Technologies, Inc. 971,132
10,317 Honeywell International, Inc. 2,109,620
91,489 Howmet Aerospace, Inc. 2,844,393
7,497 Hubbell, Inc. 1,404,113
254 ICF International, Inc. 23,975
13,927 IDEX Corporation 3,000,433
2,752 Illinois Tool Works, Inc. 643,748
1,142 ITT Corporation 104,973
350 JB Hunt Transport Services, Inc. 67,389
1,158 JetBlue Airways Corporation
a
16,942
28,174 Johnson Controls International plc 2,047,405
Shares Common Stock (42.3%) Value
Industrials (7.3%) - continued
4,477 Kennametal, Inc. $ 154,770
12,189 L3Harris Technologies, Inc. 2,551,036
10,649 Landstar System, Inc. 1,703,840
1,132 Lennox International, Inc. 321,058
32,533 Lincoln Electric Holdings, Inc. 4,159,019
2,553 Linde plc 813,590
1,368 Lockheed Martin Corporation 532,330
29,307 ManpowerGroup , Inc. 3,073,425
1,182 Masonite International
Corporation
a
117,302
15,398 Mercury Systems, Inc.
a
876,454
123,153 Meritor, Inc.
a
2,838,677
31,903 Middleby Corporation
a
5,908,436
7,261 MSC Industrial Direct Company,
Inc. 592,788
62,034 NAPCO Security Technologies,
Inc.
a
1,289,687
1,024 Nordson Corporation 238,121
1,848 Norfolk Southern Corporation 502,637
8,051 nVent Electric plc 278,484
7,489 Old Dominion Freight Line, Inc. 2,261,154
8,848 Parker-Hannifin Corporation 2,742,968
24,134 Pitney Bowes, Inc. 148,665
3,440 Proto Labs, Inc.
a
172,619
1,456 Quad/Graphics, Inc.
a
6,465
10,169 Quanta Services, Inc. 1,044,560
54,880 Ranpak Holdings Corporation
a
1,474,077
18,301 Raytheon Technologies
Corporation 1,650,567
7,201 RBC Bearings, Inc.
a
1,299,564
42,865 Regal Rexnord Corporation 6,793,245
30,868 Rush Enterprises, Inc. 1,630,448
7,412 Ryder System, Inc. 542,484
3,620 Saia, Inc.
a
1,029,094
6,386 SkyWest, Inc.
a
243,626
1,552 Snap-On, Inc. 323,204
16,766 Southwest Airlines Company
a
750,446
11,413 Standex International Corporation 1,133,882
69,226 Summit Materials, Inc.
a
2,461,677
104,391 Sun Country Airlines Holdings,
Inc.
a
2,774,713
2,586 Technip Energies NV ADR
a
39,385
5,368 Teledyne Technologies, Inc.
a
2,262,236
10,560 Tennant Company 814,915
12 Tetra Tech, Inc. 1,670
914 Thermon Group Holdings, Inc.
a
15,675
18,113 Timken Company 1,209,948
326 Toro Company 31,485
3,302 Trane Technologies plc 571,576
24,255 TransUnion 2,501,176
11,435 Trex Company, Inc.
a
1,045,959
7,047 TriMas Corporation 244,954
7,305 Tutor Perini Corporation
a
86,929
24,075 Uber Technologies, Inc.
a
900,405
569 UniFirst Corporation 108,161
10,592 Union Pacific Corporation 2,590,274
17,250 United Parcel Service, Inc. 3,488,122
15,241 United Rentals, Inc.
a
4,878,949
1,557 Univar, Inc.
a
41,260
70,154 US Ecology, Inc.
a
2,005,001
3,238 Valmont Industries, Inc. 703,391
8,404 Verisk Analytics, Inc. 1,648,276
26,222 Vicor Corporation
a
2,473,521
3,835 Vontier Corporation 107,802
2,752 Waste Connections, Inc. 343,174

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Industrials (7.3%) - continued
1,575 Watsco , Inc. $ 445,032
252 Watts Water Technologies, Inc. 38,609
5,886 Werner Enterprises, Inc. 262,457
11,591 WESCO International, Inc.
a
1,412,827
108,451 WillScot Mobile Mini Holdings
Corporation
a
4,017,025
2,141 Woodward, Inc. 236,088
2,754 Xylem, Inc. 289,225
Total 151,184,980
Information Technology (8.1%)
3,692 Accenture plc 1,305,417
3,733 ACI Worldwide, Inc.
a
128,303
2,992 Adobe, Inc.
a
1,598,626
9,820 Advanced Energy Industries, Inc. 846,288
6,041 Advanced Micro Devices, Inc.
a
690,184
29,144 Agilysys , Inc.
a
1,109,221
41,770 Alignment Healthcare, Inc.
a
317,452
29,495 Allegro MicroSystems , Inc.
a
837,068
18,957 Alliance Data Systems Corporation 1,308,791
32,652 Amphenol Corporation 2,598,773
16,413 Anaplan, Inc.
a
792,420
2,867 ANSYS, Inc.
a
974,809
73,325 Apple, Inc. 12,815,743
27,725 AppLovin Corporation
a,b
1,786,044
8,035 Arista Networks, Inc.
a
998,831
1,707 Arrow Electronics, Inc.
a
211,668
1,730 Autodesk, Inc.
a
432,137
784 Automatic Data Processing, Inc. 161,637
14,885 Avalara, Inc.
a
1,631,694
19,987 Axcelis Technologies, Inc.
a
1,251,386
38,026 Bandwidth, Inc.
a
2,380,808
882 Benchmark Electronics, Inc. 21,291
37,370 BigCommerce Holdings, Inc.
a
1,221,625
15,990 Bill.com Holdings, Inc.
a
3,009,478
8,835 Block, Inc.
a
1,080,432
2,598 Broadcom, Inc. 1,522,116
725 Broadridge Financial Solutions,
Inc. 115,435
1,641 CACI International, Inc.
a
406,082
2,960 Cadence Design Systems, Inc.
a
450,334
47,444 Calix, Inc.
a
2,385,484
5,584 CDK Global, Inc. 239,944
3,559 CDW Corporation 672,829
31,493 Ciena Corporation
a
2,088,301
89,542 Cisco Systems, Inc. 4,984,803
38,860 Cognex Corporation 2,582,636
20,584 Computer Services, Inc. 1,152,704
26 Concentrix Corporation 5,226
9,147 Coupa Software, Inc.
a
1,228,168
362 CTS Corporation 12,145
15,302 Descartes Systems Group, Inc.
a
1,113,527
1,317 Diodes, Inc.
a
122,204
7,465 DocuSign, Inc.
a
938,873
33,506 Dolby Laboratories, Inc. 2,943,502
25,404 Dropbox, Inc.
a
628,749
10,676 DXC Technology Company
a
321,134
6,507 Endava plc ADR
a
791,381
2,688 EPAM Systems, Inc.
a
1,279,864
5,618 ePlus , Inc.
a
258,259
3,771 Euronet Worldwide, Inc.
a
504,899
205 ExlService Holdings, Inc.
a
24,707
1,036 eXp World Holdings, Inc.
b
28,117
1,173 F5, Inc.
a
243,538
528 Fair Isaac Corporation
a
261,355
Shares Common Stock (42.3%) Value
Information Technology (8.1%) - continued
7,841 Fidelity National Information
Services, Inc. $ 940,293
27,145 Five9, Inc.
a
3,412,127
4,595 FLEETCOR Technologies, Inc.
a
1,094,805
92 Genpact , Ltd. 4,577
98,666 Gilat Satellite Networks, Ltd.
a
746,902
12,075 Global Payments, Inc. 1,809,801
28,266 Hewlett Packard Enterprise
Company 461,584
2,795 HubSpot , Inc.
a
1,366,196
382 I3 Verticals, Inc.
a
8,839
8,586 Jack Henry & Associates, Inc. 1,440,817
94 Keysight Technologies, Inc.
a
15,869
2,966 KLA-Tencor Corporation 1,154,575
58,016 Knowles Corporation
a
1,230,519
3,487 Lam Research Corporation 2,057,051
19,429 Lattice Semiconductor
Corporation
a
1,072,869
4,528 Littelfuse , Inc. 1,222,424
25,817 LivePerson , Inc.
a
771,154
27,720 LiveRamp Holding, Inc.
a
1,237,698
775 Loyalty Ventures, Inc.
a
22,715
1,218 Manhattan Associates, Inc.
a
163,054
6,533 Mastercard , Inc. 2,524,221
2,320 MAXIMUS, Inc. 179,382
274 MaxLinear , Inc.
a
16,445
10,643 Microchip Technology, Inc. 824,620
58,392 Microsoft Corporation 18,158,744
12,988 MKS Instruments, Inc. 2,017,426
9,929 Monolithic Power Systems, Inc. 4,000,692
295 Motorola Solutions, Inc. 68,422
31,870 National Instruments Corporation 1,313,681
6,443 NCR Corporation
a
245,221
5,909 NetApp, Inc. 511,188
3,532 NICE, Ltd. ADR
a
904,404
6,376 Nova, Ltd.
a
754,281
11,878 NVIDIA Corporation 2,908,447
7,650 Okta , Inc.
a
1,513,859
4,270 Palo Alto Networks, Inc.
a
2,209,298
3,765 Paychex, Inc. 443,366
5,188 Paycom Software, Inc.
a
1,739,536
17,439 Paymentus Holdings, Inc.
a,b
458,297
8,380 PayPal Holdings, Inc.
a
1,440,857
532 Pinterest, Inc.
a
15,726
151 Progress Software Corporation 6,872
9,951 PTC, Inc.
a
1,156,903
22,997 QUALCOMM, Inc. 4,041,953
2,704 SailPoint Technologies Holdings,
Inc.
a
104,618
8,374 Salesforce.com, Inc.
a
1,948,044
50,349 Samsung Electronics Company,
Ltd. 3,131,662
1,540 ScanSource , Inc.
a
48,017
12,657 Semtech Corporation
a
899,913
3,278 ServiceNow , Inc.
a
1,920,187
70,840 Sierra Wireless, Inc.
a
1,038,514
3,710 SiTime Corporation
a
864,764
1,047 SolarEdge Technologies, Inc.
a
249,416
62,900 Sonos , Inc.
a
1,586,338
46,210 Sprout Social, Inc.
a
3,181,559
28,378 STMicroelectronics NV ADR
b
1,332,063
3,681 Synopsys, Inc.
a
1,142,951
6,832 TD SYNNEX Corporation 714,422
1,583 TE Connectivity, Ltd. 226,385
104,774 Telefonaktiebolaget LM Ericsson
ADR 1,297,102

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Information Technology (8.1%) - continued
24,892 Texas Instruments, Inc. $ 4,467,865
9,780 Trimble, Inc.
a
705,725
18,749 TTEC Holdings, Inc. 1,501,607
196,827 TTM Technologies, Inc.
a
2,649,291
1,650 Universal Display Corporation 253,292
595 Upland Software, Inc.
a
11,662
1,610 VeriSign, Inc.
a
349,660
424 Vertex, Inc.
a
6,152
4,063 VMware, Inc. 522,014
5,936 WEX, Inc.
a
955,577
31,656 Workiva , Inc.
a
3,744,272
18,364 Xerox Holdings Corporation 387,664
767 Zoom Video Communications,
Inc.
a
118,333
Total 169,863,221
Materials (1.9%)
1,857 AdvanSix , Inc. 78,161
525 Alpha Metallurgical Resources,
Inc.
a
33,196
15,785 AptarGroup, Inc. 1,851,580
27,516 Ashland Global Holdings, Inc. 2,642,637
2,480 Avery Dennison Corporation 509,442
61,053 Axalta Coating Systems, Ltd.
a
1,807,779
74 Balchem Corporation 10,873
9,858 Ball Corporation 957,212
403 Cabot Corporation 22,161
44,185 Carpenter Technology Corporation 1,268,993
2,047 Celanese Corporation 318,738
34,456 CF Industries Holdings, Inc. 2,372,985
21,441 Chemours Company 701,335
5,735 Cleveland-Cliffs, Inc.
a
98,298
17,272 Compass Minerals International,
Inc. 922,325
11,346 Crown Holdings, Inc. 1,297,982
22,949 Eastman Chemical Company 2,729,325
6,790 Ferroglobe Representation &
Warranty Insurance Trust
a,c
1
3,530 FMC Corporation 389,606
17,170 Graphic Packaging Holding
Company 324,685
7,821 Huntsman Corporation 280,226
30,814 Ingevity Corporation
a
2,030,951
5,775 Innospec , Inc. 536,844
170,091 Ivanhoe Mines, Ltd.
a
1,457,177
6,758 Kaiser Aluminum Corporation 647,078
15,909 LyondellBasell Industries NV 1,538,878
4,839 Martin Marietta Materials, Inc. 1,882,952
48 Materion Corporation 3,977
3,503 Minerals Technologies, Inc. 245,105
3,802 Myers Industries, Inc. 68,702
2,720 Neenah, Inc. 125,392
7 NewMarket Corporation 2,366
17,202 Nucor Corporation 1,744,283
12,290 O-I Glass, Inc.
a
163,580
6,277 Olin Corporation 318,056
5,500 PPG Industries, Inc. 859,100
9,413 Quaker Chemical Corporation 1,968,917
3,434 Reliance Steel & Aluminum
Company 524,990
2,546 Ryerson Holding Corporation 52,193
5,932 Sensient Technologies Corporation 502,678
2,065 Sherwin-Williams Company 591,643
1,249 Sonoco Products Company 70,743
21,798 Steel Dynamics, Inc. 1,210,225
Shares Common Stock (42.3%) Value
Materials (1.9%) - continued
2,425 Trinseo plc $ 129,834
2,759 Tronox Holdings plc 62,629
23,802 UFP Technologies, Inc.
a
1,688,990
11,577 United States Lime & Minerals, Inc. 1,464,375
13,622 United States Steel Corporation 282,248
5,857 Westlake Chemical Corporation 577,793
2,076 Worthington Industries, Inc. 112,478
Total 39,481,717
Real Estate (2.4%)
52,100 AGNC Investment Corporation 775,769
36,765 Agree Realty Corporation 2,403,696
4,719 Alexandria Real Estate Equities,
Inc. 919,450
57,558 American Campus Communities,
Inc. 3,007,981
8,639 American Finance Trust, Inc. 71,358
760 Apartment Income REIT
Corporation 40,143
4,741 AvalonBay Communities, Inc. 1,157,894
1,221 Breaemar Hotels & Resorts, Inc.
a
6,532
17,819 Camden Property Trust 2,852,644
979 CareTrust REIT, Inc. 20,765
27,465 CBRE Group, Inc.
a
2,783,303
3,113 Cedar Realty Trust, Inc. 74,120
9,068 Colliers International Group, Inc. 1,325,379
238 Community Healthcare Trust, Inc. 10,791
38,150 CubeSmart 1,935,731
47,519 Cushman and Wakefield plc
a
997,424
4,794 Digital Realty Trust, Inc. 715,409
15,603 Duke Realty Corporation 901,541
1,466 EastGroup Properties, Inc. 293,068
20,850 EPR Properties 916,774
44,267 Essential Properties Realty Trust,
Inc. 1,175,289
1,182 Essex Property Trust, Inc. 393,015
2,562 Extra Space Storage, Inc. 507,763
523 Federal Realty Investment Trust 66,677
17,487 First Industrial Realty Trust, Inc. 1,062,860
5,753 FirstService Corporation 916,913
12,366 Four Corners Property Trust, Inc. 334,748
660 Getty Realty Corporation 19,582
4,800 Gladstone Commercial
Corporation 111,312
2,449 Gladstone Land Corporation 74,645
13,828 Healthcare Realty Trust, Inc. 428,945
952 Highwoods Properties, Inc. 41,050
80,642 Host Hotels & Resorts, Inc.
a
1,398,332
58,820 Independence Realty Trust, Inc. 1,352,272
2,846 Industrial Logistics Properties Trust 65,259
2,127 Innovative Industrial Properties,
Inc. 421,550
1,605 Jones Lang LaSalle, Inc.
a
402,518
9,871 Kilroy Realty Corporation 631,744
5,857 Life Storage, Inc. 790,402
3,018 Medical Properties Trust, Inc. 68,690
57,996 MGIC Investment Corporation 880,379
15,428 National Retail Properties, Inc. 684,695
83,856 National Storage Affiliates Trust 5,162,175
32,047 New Residential Investment
Corporation 341,301
11,251 NexPoint Residential Trust, Inc. 892,204
2,206 Omega Healthcare Investors, Inc. 69,445
2,081 One Liberty Properties, Inc. 63,470
456 Orion Office REIT, Inc.
a
7,588

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Real Estate (2.4%) - continued
1,078 Preferred Apartment Communities,
Inc. $ 17,981
531 PS Business Parks, Inc. 88,656
4,603 Public Storage, Inc. 1,650,314
16,810 Rayonier, Inc. REIT 614,237
4,565 Realty Income Corporation 316,857
39,422 Rexford Industrial Realty, Inc. 2,884,508
9,485 Sabra Health Care REIT, Inc. 129,091
4,147 SBA Communications Corporation 1,349,600
53,296 Service Properties Trust 455,681
9,658 Spirit Realty Capital, Inc. 458,369
13,462 STAG Industrial, Inc. 575,231
17,148 UDR, Inc. 974,692
4,818 UMH Properties, Inc. 113,705
Total 49,203,517
Utilities (1.1%)
16,354 Alliant Energy Corporation 978,950
1,671 American States Water Company 154,116
2,355 Artesian Resources Corporation 113,511
1,313 Avista Corporation 58,376
33,453 CenterPoint Energy, Inc. 948,727
681 Consolidated Edison, Inc. 58,873
2,120 Consolidated Water Company,
Ltd.
b
21,539
2,261 DTE Energy Company 272,292
17,942 Duke Energy Corporation 1,884,987
26,556 Entergy Corporation 2,968,164
714 Essential Utilities, Inc. 34,800
42,307 Exelon Corporation 2,451,691
124,048 NiSource, Inc. 3,619,721
15,810 NorthWestern Corporation 918,877
163 Otter Tail Corporation 10,334
13,814 Pinnacle West Capital Corporation 961,593
20,743 Portland General Electric
Company 1,089,837
35,139 Sempra Energy 4,854,804
24,113 Spire, Inc. 1,589,529
15,851 UGI Corporation 718,843
32 Unitil Corporation 1,502
Total 23,711,066
Total Common Stock
(cost $700,739,156) 880,449,290
Shares
Registered Investment
Companies ( 42.3% ) Value
Unaffiliated  (0.9%)
903 Direxion Daily S&P 500 109,037
1,706 Invesco QQQ Trust Series 1 619,363
8,357 ProShares Ultra S&P 500
b
546,799
2,784 ProShares UltraPro QQQ 172,135
33,076 SPDR S&P 500 ETF Trust 14,881,223
13,281 SPDR S&P Biotech ETF
b
1,240,844
12,972 SPDR S&P Oil & Gas Exploration
ETF
b
1,382,815
Total 18,952,216
Affiliated  (41.4%)
4,977,086 Thrivent Core Emerging Markets
Equity Fund 52,956,195
5,690,394 Thrivent Core International Equity
Fund 58,781,774
6,148,427 Thrivent Core Low Volatility Equity
Fund 78,146,510
Shares
Registered Investment
Companies (42.3%) Value
Affiliated  (41.4%)- continued
1,929,714 Thrivent Global Stock Fund, Class
S $ 53,163,615
1,576,927 Thrivent High Yield Fund, Class S 7,159,248
532,284 Thrivent Income Fund, Class S 4,934,276
14,236,271 Thrivent International Allocation
Fund, Class S 151,473,928
9,370,404 Thrivent Large Cap Growth Fund,
Class S 173,258,771
3,697,217 Thrivent Large Cap Value Fund,
Class S 104,520,334
598,305 Thrivent Limited Maturity Bond
Fund, Class S 7,466,850
3,406,836 Thrivent Mid Cap Stock Fund,
Class S 118,489,742
1,691,378 Thrivent Small Cap Stock Fund,
Class S 51,417,891
Total 861,769,134
Total Registered Investment
Companies (cost $627,909,461) 880,721,350
Principal
Amount Long-Term Fixed Income ( 2.8% ) Value
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
$ 24,986
0.558%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
d
3,435
Sequoia Mortgage Trust
32,301
2.834%,  9/20/2046, Ser.
2007-1, Class 4A1
d
24,889
Total 28,324
Mortgage-Backed Securities (1.1%)
Federal National Mortgage
Association
995,571 2.500%,  12/1/2051 997,653
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,100,000 2.000%,  3/1/2036
e
1,102,814
984,000 1.500%,  2/1/2037
e
968,298
1,600,000 2.000%,  2/1/2037
e
1,607,469
650,000 2.500%,  3/1/2037
e
662,759
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,400,000 2.000%,  2/1/2052
e
4,289,312
200,000 2.500%,  2/1/2052
e,f
199,656
2,400,000 2.000%,  3/1/2052
e
2,334,458
5,150,000 2.500%,  3/1/2052
e,f
5,128,452
4,275,000 3.000%,  3/1/2052
e
4,356,492
225,000 3.000%,  2/1/2048
e
229,852
1,000,000 3.500%,  3/1/2049
e
1,039,063
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
175,000 2.500%,  2/1/2052
e
176,094
425,000 2.500%,  3/1/2052
e
426,776
Total 23,519,148
U.S. Government & Agencies (1.7%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,785,078

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (2.8%) Value
U.S. Government & Agencies (1.7%) -
continued
$ 1,490,000 2.250%,  11/15/2027 $ 1,535,922
4,500,000 2.875%,  5/15/2028 4,810,957
190,000 5.250%,  11/15/2028 232,906
125,000 0.875%,  11/15/2030 116,050
70,000 1.375%,  11/15/2031 67,452
3,240,000 1.375%,  11/15/2040 2,840,695
2,291,000 2.500%,  5/15/2046 2,428,549
U.S. Treasury Notes
9,000,000 0.125%,  12/31/2022 8,946,914
960,000 2.250%,  11/15/2024 983,738
1,930,000 2.125%,  11/30/2024 1,970,786
540,000 2.625%,  1/31/2026 562,612
8,570,000 2.500%,  2/28/2026 8,890,706
200,000 0.750%,  1/31/2028 189,031
Total 35,361,396
Total Long-Term Fixed Income
(cost $58,512,108) 58,908,868
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
11,589,283 Thrivent Cash Management Trust 11,589,283
Total Collateral Held for
Securities Loaned
(cost $11,589,283) 11,589,283
Shares or
Principal
Amount Short-Term Investments ( 13.5% ) Value
Federal Home Loan Bank Discount
Notes
1,500,000 0.050%, 2/2/2022
g,h
1,499,999
4,300,000 0.035%, 2/9/2022
g
4,299,981
4,200,000 0.030%, 2/15/2022
g,h
4,199,967
4,400,000 0.040%, 2/18/2022
g,h
4,399,959
100,000 0.040%, 2/23/2022
g,h
99,999
8,200,000 0.030%, 3/2/2022
g,h
8,199,340
2,400,000 0.050%, 3/3/2022
g,h
2,399,800
1,800,000 0.040%, 3/16/2022
g,h
1,799,785
900,000 0.050%, 3/23/2022
g,h
899,875
1,600,000 0.170%, 4/20/2022
g,h
1,599,342
1,000,000 0.190%, 4/27/2022
g,h
999,552
Thrivent Core Short-Term Reserve
Fund
25,065,127 0.210% 250,651,268
Total Short-Term Investments
(cost $280,976,376) 281,048,867
Total Investments (cost
$1,679,726,384) 101.5% $2,112,717,658
Other Assets and Liabilities, Net
(1.5%) (31,340,088)
Total Net Assets 100.0% $2,081,377,570
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes variable rate securities. The rate shown is as
of January 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security was earmarked to cover
written options.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of January 31, 2022:
Securities Lending Transactions
Common Stock $ 11,666,007
Total lending $11,666,007
Gross amount payable upon return of
collateral for securities loaned $11,589,283
Net amounts due to counterparty $(76,724)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 43,086,366 43,086,366 – –
Consumer Discretionary 100,269,503 100,269,503 – –
Consumer Staples 32,753,164 32,753,164 – –
Energy 31,924,477 31,924,477 – –
Financials 136,917,339 135,035,196 1,882,143 –
Health Care 102,053,940 102,053,940 – –
Industrials 151,184,980 149,321,593 1,863,387 –
Information Technology 169,863,221 166,731,559 3,131,662 –
Materials 39,481,717 38,024,539 1,457,177 1
Real Estate 49,203,517 49,203,517 – –
Utilities 23,711,066 23,711,066 – –
Registered Investment Companies
Unaffiliated 18,952,216 18,952,216 – –
Affiliated 671,884,655 671,884,655 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 28,324 – 28,324 –
Mortgage-Backed Securities 23,519,148 – 23,519,148 –
U.S. Government & Agencies 35,361,396 – 35,361,396 –
Short-Term Investments 30,397,599 – 30,397,599 –
Subtotal Investments in Securities $1,660,592,628 $1,562,951,791 $97,640,836 $1
Other Investments  * Total
Affiliated Registered Investment Companies 189,884,479
Affiliated Short-Term Investments 250,651,268
Collateral Held for Securities Loaned 11,589,283
Subtotal Other Investments $452,125,030
Total Investments at Value $2,112,717,658
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 17,024,871 17,024,871 – –
Total Asset Derivatives $17,024,871 $17,024,871 $– $–
Liability Derivatives
Futures Contracts 11,973,103 11,973,103 – –
Call Options Written 548 – – 548
Total Liability Derivatives $11,973,651 $11,973,103 $– $548

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Aggressive Allocation Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling
$23,289,442 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 69 March 2022 $ 8,975,073 ( $ 145,230)
CBOT U.S. Long Bond 2 March 2022 320,491 (9,241)
CME E-mini Russell 2000 Index 11 March 2022 1,216,852 (103,432)
CME E-mini S&P 500 Index 1,619 March 2022 373,610,529 (8,991,491)
CME E-mini S&P Mid-Cap 400 Index 11 March 2022 3,051,587 (158,917)
CME Ultra Long Term U.S. Treasury Bond 15 March 2022 2,909,850 (75,788)
ICE mini MSCI EAFE Index 868 March 2022 99,340,916 (2,328,896)
ICE US mini MSCI Emerging Markets Index 237 March 2022 14,673,988 (160,108)
Total Futures Long Contracts $ 504,099,286 ( $ 11,973,103)
CBOT 2-Yr. U.S. Treasury Note (40) March 2022 ( $ 8,713,430) $ 47,180
CBOT 5-Yr. U.S. Treasury Note (72) March 2022 (8,710,088) 127,462
CME E-mini Russell 2000 Index (786) March 2022 (87,387,390) 7,828,470
CME E-mini S&P Mid-Cap 400 Index (616) March 2022 (170,984,507) 8,994,988
Ultra 10-Yr. U.S. Treasury Note (13) March 2022 (1,883,536) 26,771
Total Futures Short Contracts ( $ 277,678,951) $17,024,871
Total Futures Contracts $ 226,420,335 $5,051,768
The following table presents Aggressive Allocation Fund's options contracts held as of January 31, 2022.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.00) $ 101.81 February 2022 ( $ 998,281) ( $ 1) $ 6,132
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (1.00) 100.94 March 2022 (995,816) (547) 2,578
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($548) $8,710
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $53,722 $4,739 $– $52,956 4,977 2.6%
Core International Equity 61,763 2,860 – 58,782 5,690 2.8
Core Low Volatility Equity 78,641 11,797 – 78,147 6,148 3.8
Global Stock, Class S 55,662 7,167 – 53,164 1,930 2.6
High Yield, Class S 7,278 85 – 7,159 1,577 0.3
Income, Class S 5,089 119 – 4,934 532 0.2
International Allocation, Class S 158,471 14,068 – 151,474 14,236 7.3
Large Cap Growth, Class S 190,685 10,719 – 173,259 9,370 8.2
Large Cap Value, Class S 102,680 7,704 – 104,520 3,697 5.0
Limited Maturity Bond, Class S 7,537 31 – 7,467 598 0.4
Mid Cap Stock, Class S 127,717 12,584 – 118,490 3,407 5.7
Small Cap Stock, Class S 54,275 5,582 – 51,418 1,691 2.5
Total Affiliated Registered Investment
Companies 903,520 861,770 41.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% 257,301 181,965 188,615 250,651 25,065 12.0
Total Affiliated Short-Term Investments 257,301 250,651 12.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   12,677 60,255 61,343 11,589 11,589 0.6
Total Collateral Held for Securities Loaned 12,677 11,589 0.6
Total Value $1,173,498 $1,124,010
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $(5,505) $3,576 $1,164
Core International Equity – (5,841) – 2,860
Core Low Volatility Equity Fund – (12,291) 10,680 1,117
Global Stock, Class S – (9,665) 6,554 611
High Yield, Class S – (204) – 85
Income, Class S – (274) 83 36
International Allocation, Class S – (21,065) 10,453 3,615
Large Cap Growth, Class S – (28,145) 10,719 –
Large Cap Value, Class S – (5,864) 6,416 1,289
Limited Maturity Bond, Class S – (101) 4 27
Mid Cap Stock, Class S – (21,811) 12,466 118
Small Cap Stock, Class S – (8,439) 5,286 296
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% – – – 112
Total Income/Non Income Cash from Affiliated Investments $11,330
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 7 15
Total Affiliated Income from Securities Loaned, Net $15
Total $– $(119,205) $66,244

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 8.4% )
a
Value
Basic Materials (0.6%)
Flexsys Holdings, Inc., Term Loan
$ 435,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
$ 435,000
Hexion, Inc., Term Loan
312,958
3.720%,  (LIBOR 3M +
3.500%), 7/1/2026
b
312,958
Innophos Holdings, Inc., Term
Loan
309,488
3.855%,  (LIBOR 1M +
3.750%), 2/7/2027
b
308,197
Momentive Performance Materials
USA, LLC, Term Loan
292,500
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
292,257
Nouryon USA, LLC, Term Loan
611,923
3.105%,  (LIBOR 1M +
3.000%), 10/1/2025
b
607,487
Pixelle Specialty Solutions, LLC,
Term Loan
551,619
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
548,469
Venator Finance SARL, Term Loan
376,072
3.105%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
369,491
Total 2,873,859
Capital Goods (1.7%)
Bingo Industries, Ltd., Term Loan
159,600
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b
159,201
BW Holding, Inc., Delayed Draw
75,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
74,938
BW Holding, Inc., Term Loan
285,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b
284,763
Flex Acquisition Company, Inc.,
Term Loan
714,150
3.214%,  (LIBOR 3M +
3.000%), 6/29/2025
b
709,929
Gemini HDPE, LLC, Term Loan
454,605
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
453,659
GFL Environmental, Inc., Term
Loan
445,500
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
445,562
Grinding Media, Inc., Term Loan
443,887
4.750%,  (LIBOR 3M +
4.000%), 10/12/2028
b
443,612
Groupe Solmax, Inc., Term Loan
415,494
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
416,275
HRNI Holdings, LLC, Term Loan
227,000
5.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b
227,568
Hyperion Materials &
Technologies, Inc., Term Loan
262,500
5.000%,  (LIBOR 1M +
4.500%), 8/30/2028
b
263,353
LABL, Inc., Term Loan
112,500
5.500%,  (LIBOR 3M +
5.000%), 10/29/2028
b,d,e
113,097
Principal
Amount Bank Loans (8.4%)
a
Value
Capital Goods (1.7%) - continued
LRS Holdings, LLC, Term Loan
$ 227,000
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
$ 227,000
LTR Intermediate Holdings, Inc.,
Term Loan
243,000
5.500%,  (LIBOR 2M +
4.500%), 5/7/2028
b,c,d,e
243,000
Mauser Packaging Solutions
Holding Company, Term Loan
448,440
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
443,884
Natgasoline, LLC, Term Loan
378,300
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
375,463
Pactiv Evergreen Group Holdings,
Inc., Term Loan
400,950
3.355%,  (LIBOR 1M +
3.250%), 2/5/2026
b
397,879
Quikrete Holdings Inc., Term Loan
260,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
259,233
RLG Holdings, LLC, Term Loan
238,101
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
238,101
TransDigm, Inc., Term Loan
1,097,600
2.355%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,085,461
TricorBraun Holdings, Inc., Term
Loan
258,778
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
256,959
Trident TPI Holdings, Inc., Delayed
Draw
32,467
4.201%,  (LIBOR 2M +
4.000%), 9/17/2028
b,d,e
32,490
Trident TPI Holdings, Inc., Term
Loan
229,425
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b
229,588
Venga Finance SARL, Term Loan
226,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
219,855
Waterlogic USA Holdings, Inc.,
Term Loan
239,400
4.974%,  (LIBOR 3M +
4.750%), 8/12/2028
b
239,400
Total 7,840,270
Communications Services (1.4%)
Allen Media, LLC, Term Loan
208,943
5.724%,  (LIBOR 3M +
5.500%), 2/10/2027
b
208,159
Altice France SA, Term Loan
271,462
3.500%,  (LIBOR 3M +
2.750%), 7/31/2025
b
267,798
Cablevision Lightpath, LLC, Term
Loan
469,062
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
467,421
CCI Buyer, Inc., Term Loan
124,062
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
124,218

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.4%)
a
Value
Communications Services (1.4%) - continued
CommScope, Inc., Term Loan
$ 811,325
3.355%,  (LIBOR 1M +
3.250%), 4/4/2026
b
$ 796,453
DIRECTV Financing, LLC, Term
Loan
478,975
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
479,277
E.W. Scripps Company, Term Loan
166,750
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
166,542
Entercom Media Corporation, Term
Loan
392,069
2.609%,  (LIBOR 1M +
2.500%), 11/17/2024
b
386,482
iHeartCommunications, Inc., Term
Loan
324,602
3.105%,  (LIBOR 1M +
3.000%), 5/1/2026
b
322,749
Metronet Systems Holdings, LLC,
Term Loan
422,649
4.500%,  (LIBOR 1M +
4.000%), 6/2/2028
b
420,958
NEP Group, Inc., Term Loan
630,500
3.355%,  (LIBOR 1M +
3.250%), 10/20/2025
b
616,490
Nexstar Media, Inc., Term Loan
700,525
2.602%,  (LIBOR 1M +
2.500%), 9/19/2026
b
697,898
ORBCOMM, Inc., Term Loan
234,413
5.000%,  (LIBOR 1M +
4.250%), 9/1/2028
b
234,607
Sharp Midco, LLC, Term Loan
94,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
93,882
Terrier Media Buyer, Inc., Term
Loan
266,630
3.605%,  (LIBOR 1M +
3.500%), 12/17/2026
b
264,556
Univision Communications, Inc.,
Term Loan
215,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,d,e
214,598
Voyage Australia, Pty. Ltd., Term
Loan
224,438
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
224,018
Xplornet Communications, Inc.,
Term Loan
234,413
4.500%,  (LIBOR 1M +
4.000%), 10/1/2028
b
233,864
205,000
7.500%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
205,512
Total 6,425,482
Consumer Cyclical (1.3%)
ACProducts Holdings, Inc., Term
Loan
572,125
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
568,446
AI Aqua Merger Sub, Inc., Delayed
Draw
29,375
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
29,408
Principal
Amount Bank Loans (8.4%)
a
Value
Consumer Cyclical (1.3%) - continued
AI Aqua Merger Sub, Inc., Term
Loan
$ 235,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
$ 235,266
American Trailer World
Corporation, Term Loan
263,675
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
261,945
Caesars Resort Collection, LLC,
Term Loan
194,018
3.605%,  (LIBOR 1M +
3.500%), 7/20/2025
b
193,775
Carnival Corporation, Term Loan
213,375
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
211,013
Cengage Learning, Inc., Term
Loan
428,925
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
429,899
CP Atlas Buyer, Inc., Term Loan
104,219
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
103,750
Golden Entertainment, Inc., Term
Loan
795,282
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
793,047
Great Canadian Gaming
Corporation, Term Loan
145,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
145,073
Michaels Companies, Inc., Term
Loan
467,650
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
460,635
Scientific Games International,
Inc., Term Loan
1,609,702
2.855%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,604,374
Secure Acquisition, Inc., Delayed
Draw
36,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
35,955
Secure Acquisition, Inc., Term
Loan
246,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
245,693
Staples, Inc., Term Loan
174,072
4.632%,  (LIBOR 3M +
4.500%), 9/12/2024
b
170,591
288,512
5.132%,  (LIBOR 3M +
5.000%), 4/12/2026
b
274,989
Tenneco, Inc., Term Loan
232,010
3.105%,  (LIBOR 1M +
3.000%), 10/1/2025
b
229,147
Truck Hero, Inc., Term Loan
94,288
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
93,988
Total 6,086,994
Consumer Non-Cyclical (1.3%)
Adient US, LLC, Term Loan
124,375
3.605%,  (LIBOR 1M +
3.500%), 4/8/2028
b
124,298

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.4%)
a
Value
Consumer Non-Cyclical (1.3%) - continued
Alltech, Inc., Term Loan
$ 214,000
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
$ 214,000
Bausch Health Americas, Inc.,
Term Loan
633,580
3.105%,  (LIBOR 1M +
3.000%), 6/1/2025
b
628,303
Bausch Health Companies, Inc.,
Term Loan
346,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
343,080
Blue Ribbon, LLC, Term Loan
289,469
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
287,298
Chobani, LLC, Term Loan
241,937
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
242,240
City Brewing Company, LLC, Term
Loan
451,045
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
428,493
CNT Holdings I Corporation, Term
Loan
312,637
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
312,444
90,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
90,337
Endo Luxembourg Finance
Company I SARL, Term Loan
163,763
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
159,213
Gainwell Acquisition Corporation,
Term Loan
426,767
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
426,899
Global Medical Response, Inc.,
Term Loan
1,137,128
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
1,136,423
Herens US Holdco Corporation,
Term Loan
398,000
4.750%,  (LIBOR 2M +
4.000%), 7/2/2028
b
397,566
Mamba Purchaser, Inc., Term Loan
40,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
40,100
Packaging Coordinators Midco,
Inc., Term Loan
226,430
4.500%,  (LIBOR 3M +
3.750%), 11/30/2027
b
226,194
PetSmart, LLC, Term Loan
253,725
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
253,169
Precision Medicine Group, LLC,
Delayed Draw
53,654
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
53,402
Precision Medicine Group, LLC,
Term Loan
407,233
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
405,323
Total 5,768,782
Principal
Amount Bank Loans (8.4%)
a
Value
Energy (0.1%)
GIP II Blue Holding LP, Term Loan
$ 407,977
5.500%,  (LIBOR 3M +
4.500%), 9/29/2028
b
$ 407,569
Total 407,569
Financials (0.3%)
Asurion, LLC, Term Loan
148,500
3.355%,  (LIBOR 1M +
3.250%), 12/23/2026
b
147,386
225,000
5.355%,  (LIBOR 1M +
5.250%), 2/3/2028
b
225,187
285,000
5.355%,  (LIBOR 1M +
5.250%), 1/15/2029
b
285,179
Digicel International Finance, Ltd.,
Term Loan
322,475
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
314,252
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
146,000
0.000%,  (SOFRRATE +
7.000%), 1/24/2030
b,c,d,e
144,175
Tiger Acquisition, LLC, Term Loan
144,275
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
142,678
Total 1,258,857
Technology (0.9%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
534,540
3.799%,  (LIBOR 1M +
3.500%), 8/21/2026
b
526,655
Crown Subsea Communications
Holding, Inc., Term Loan
340,582
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
342,428
Gogo Intermediate Holdings, LLC,
Term Loan
368,150
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
367,767
Gridiron Fiber Corporation, Term
Loan
160,000
5.250%,  (LIBOR 3M +
4.500%), 10/4/2028
b
157,850
Lummus Technology Holdings V,
LLC, Term Loan
269,257
3.605%,  (LIBOR 1M +
3.500%), 6/30/2027
b
268,080
Prime Security Services Borrower,
LLC, Term Loan
1,215,812
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,211,594
Rackspace Technology Global,
Inc., Term Loan
481,363
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
476,347
Redstone Holdco 2 LP, Term Loan
232,502
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
215,296
132,903
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
117,885
SS&C Technologies, Inc., Term
Loan
57,008
1.855%,  (LIBOR 1M +
1.750%), 4/16/2025
b
56,295

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.4%)
a
Value
Technology (0.9%) - continued
$ 54,196
1.855%,  (LIBOR 1M +
1.750%), 4/16/2025
b
$ 53,519
Zayo Group Holdings, Inc., Term
Loan
396,401
3.105%,  (LIBOR 1M +
3.000%), 3/9/2027
b
390,519
Total 4,184,235
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
590,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
611,553
Air Canada, Term Loan
150,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
150,312
Hertz Corporation, Term Loan
114,425
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
114,354
21,673
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
21,660
SkyMiles IP, Ltd., Term Loan
630,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
664,732
United Airlines, Inc., Term Loan
243,163
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
243,060
Total 1,805,671
Utilities (0.4%)
Advanced Drainage Systems, Inc.,
Term Loan
60,452
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
60,679
CQP Holdco LP, Term Loan
517,400
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
516,464
EnergySolutions, LLC, Term Loan
275,079
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
273,962
Exgen Renewables IV, LLC, Term
Loan
130,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
129,757
Freeport LNG Investments, LLLP,
Term Loan
426,000
4.000%,  (LIBOR 3M +
3.500%), 12/21/2028
b
424,023
Osmose Utilities Services, Inc.,
Term Loan
94,763
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
94,170
PG&E Corporation, Term Loan
210,389
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
206,182
Total 1,705,237
Total Bank Loans
(cost $38,307,157) 38,356,956
Principal
Amount Long-Term Fixed Income ( 36.0% ) Value
Asset-Backed Securities (2.2%)
510 Asset Backed Trust
$ 200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
$ 196,258
283,410
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
278,158
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
195,351
Anchorage Capital CLO 21, Ltd.
250,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
250,181
Ares XL CLO, Ltd.
250,000
3.041%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
249,394
Babson CLO, Ltd.
300,000
3.154%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
296,690
Bardot CLO, Ltd.
450,000
2.159%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,f
450,031
Barings CLO, Ltd.
400,000
3.241%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
401,075
College Ave Student Loans, LLC
109,737
6.250%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,f
110,983
Colony American Finance, Ltd.
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
341,051
Conn's Receivables Funding
6,563
1.710%,  6/16/2025, Ser.
2020-A, Class A
f
6,568
Dewolf Park CLO, Ltd.
350,000
3.091%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
348,891
Foundation Finance Trust
27,206
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
27,397
Galaxy XIX CLO, Ltd.
250,000
2.109%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
249,530
Goldentree Loan Management US
CLO 8, Ltd.
300,000
2.254%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,f
300,101
Harley Marine Financing, LLC
375,901
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
370,109
Longfellow Place CLO, Ltd.
325,000
2.541%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
325,026
Madison Park Funding XXI, Ltd.
275,000
2.441%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
275,096

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Asset-Backed Securities (2.2%) - continued
Mountain View CLO, Ltd.
$ 400,000
2.591%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
$ 398,852
Neuberger Berman CLO, Ltd.
350,000
3.241%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
347,779
OCP CLO, Ltd.
250,000
2.241%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
249,768
OZLM IX, Ltd.
400,000
1.804%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
400,923
OZLM VIII, Ltd.
300,000
1.891%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
300,063
Palmer Square Loan Funding, Ltd.
300,000
2.504%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,f
300,386
ROC Securities Trust Series
225,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
220,954
Sculptor CLO, Ltd.
250,000
2.500%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
249,996
Sound Point CLO XXI, Ltd.
700,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
700,180
Stratus CLO, Ltd.
425,000
2.591%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
424,825
TCI-Flatiron CLO, Ltd.
500,000
2.191%,  (TSFR 3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,e,f
500,000
700,000
2.322%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,f
700,000
THL Credit Wind River CLO, Ltd.
350,000
3.089%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,f
349,209
Whitebox CLO III, Ltd.
300,000
2.321%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
298,847
Wind River CLO, Ltd.
175,000
2.254%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
175,038
Total 10,288,710
Basic Materials (0.5%)
Alcoa Nederland Holding BV
80,000 5.500%,  12/15/2027
f
84,200
Principal
Amount Long-Term Fixed Income (36.0%) Value
Basic Materials (0.5%) - continued
Anglo American Capital plc
$ 37,000 2.250%,  3/17/2028
f
$ 35,758
Chemours Company
60,000 5.750%,  11/15/2028
f
60,923
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 51,746
30,000 4.625%,  3/1/2029
f
29,272
30,000 4.875%,  3/1/2031
f
29,400
Consolidated Energy Finance SA
104,000 5.625%,  10/15/2028
f
97,788
Ecolab, Inc.
51,000 2.125%,  2/1/2032 48,988
First Quantum Minerals, Ltd.
115,000 6.875%,  10/15/2027
f
122,187
Freeport-McMoRan, Inc.
80,000 4.125%,  3/1/2028 81,800
41,000 4.250%,  3/1/2030 41,768
118,000 4.625%,  8/1/2030 122,761
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
f
60,249
Hecla Mining Company
30,000 7.250%,  2/15/2028 32,100
Hudbay Minerals, Inc.
60,000 4.500%,  4/1/2026
f
59,065
Ingevity Corporation
90,000 3.875%,  11/1/2028
f
85,203
LYB International Finance III, LLC
52,000 1.250%,  10/1/2025 50,457
Mercer International, Inc.
50,000 5.125%,  2/1/2029 49,312
Mosaic Company
14,000 3.250%,  11/15/2022 14,214
56,000 4.050%,  11/15/2027 59,692
Novelis Corporation
25,000 3.250%,  11/15/2026
f
24,217
30,000 4.750%,  1/30/2030
f
29,850
25,000 3.875%,  8/15/2031
f
23,544
Nutrien, Ltd.
77,000 4.000%,  12/15/2026 82,525
OCI NV
50,000 4.625%,  10/15/2025
f
51,423
Olin Corporation
100,000 5.125%,  9/15/2027 102,023
5,000 5.625%,  8/1/2029 5,251
SCIL USA Holdings, LLC
80,000 5.375%,  11/1/2026
f
80,200
SPCM SA
65,000 3.375%,  3/15/2030
f
61,012
SunCoke Energy, Inc.
67,000 4.875%,  6/30/2029
f
65,276
Syngenta Finance NV
76,000 5.182%,  4/24/2028
f
83,671
Taseko Mines, Ltd.
47,000 7.000%,  2/15/2026
f
47,653
Unifrax Escrow Issuer Corporation
57,000 5.250%,  9/30/2028
f
56,003
United States Steel Corporation
102,000 6.875%,  3/1/2029 103,020
Venator Finance SARL
65,000 5.750%,  7/15/2025
f,h
61,087

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Basic Materials (0.5%) - continued
Westlake Chemical Corporation
$ 37,000 3.600%,  8/15/2026 $ 38,908
Total 2,132,546
Capital Goods (0.8%)
AECOM
105,000 5.125%,  3/15/2027 109,331
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
f
66,687
5,000 4.625%,  5/15/2030
f
4,975
Ardagh Packaging Finance plc
70,000 5.250%,  8/15/2027
f
68,600
Boeing Company
66,000 4.875%,  5/1/2025 71,030
43,000 2.196%,  2/4/2026 42,266
56,000 3.250%,  3/1/2028 56,762
74,000 5.150%,  5/1/2030 83,284
Bombardier, Inc.
15,000 7.125%,  6/15/2026
f
15,244
60,000 7.875%,  4/15/2027
f
60,809
55,000 6.000%,  2/15/2028
f
53,247
Brand Industrial Services, Inc.
30,000 8.500%,  7/15/2025
f
28,200
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
f
35,932
Carrier Global Corporation
56,000 2.722%,  2/15/2030 55,316
Caterpillar Financial Services
Corporation
30,000 1.450%,  5/15/2025 29,699
Chart Industries, Inc., Convertible
43,000 1.000%,  11/15/2024
f
91,891
CNH Industrial Capital, LLC
17,000 1.950%,  7/2/2023 17,075
Coinbase Global, Inc.
32,000 3.375%,  10/1/2028
f
28,697
Cornerstone Building Brands, Inc.
80,000 6.125%,  1/15/2029
f
82,620
Covanta Holding Corporation
30,000 5.000%,  9/1/2030 29,700
Covert Mergeco, Inc.
25,000 4.875%,  12/1/2029
f
24,835
CP Atlas Buyer, Inc.
50,000 7.000%,  12/1/2028
f
47,566
General Electric Company
48,000
3.533%,  (LIBOR 3M +
3.330%), 3/15/2022
b,i
46,920
GFL Environmental, Inc.
49,000 4.000%,  8/1/2028
f
45,652
60,000 3.500%,  9/1/2028
f
56,475
H&E Equipment Services, Inc.
106,000 3.875%,  12/15/2028
f
100,642
Howard Midstream Energy
Partners, LLC
65,000 6.750%,  1/15/2027
f
66,686
Howmet Aerospace, Inc.
3,000 6.875%,  5/1/2025 3,319
60,000 3.000%,  1/15/2029 56,827
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 60,918
JELD-WEN, Inc.
70,000 4.625%,  12/15/2025
f
69,550
10,000 4.875%,  12/15/2027
f
9,975
Principal
Amount Long-Term Fixed Income (36.0%) Value
Capital Goods (0.8%) - continued
John Deere Capital Corporation
$ 56,000 1.500%,  3/6/2028 $ 53,983
KBR, Inc., Convertible
172,000 2.500%,  11/1/2023 300,054
Mauser Packaging Solutions
Holding Company
50,000 5.500%,  4/15/2024
f
49,937
60,000 7.250%,  4/15/2025
f
59,624
Meritage Homes Corporation
56,000 3.875%,  4/15/2029
f
56,350
Meritor, Inc.
45,000 4.500%,  12/15/2028
f
43,807
MIWD Holdco II, LLC
70,000 5.500%,  2/1/2030
f
69,365
Nesco Holdings II, Inc.
40,000 5.500%,  4/15/2029
f
39,600
New Enterprise Stone and Lime
Company, Inc.
80,000 5.250%,  7/15/2028
f
80,000
OI European Group BV
81,000 4.750%,  2/15/2030
f
78,676
Otis Worldwide Corporation
39,000 2.056%,  4/5/2025 39,163
Owens-Brockway Glass Container,
Inc.
50,000 5.875%,  8/15/2023
f
51,569
Pactiv Evergreen Group
50,000 4.375%,  10/15/2028
f
47,875
Parker-Hannifin Corporation
64,000 2.700%,  6/14/2024 65,409
Patrick Industries, Inc., Convertible
70,000 1.000%,  2/1/2023 70,560
PGT Innovations, Inc.
65,000 4.375%,  10/1/2029
f
62,687
Raytheon Technologies
Corporation
56,000 3.950%,  8/16/2025 59,662
37,000 4.125%,  11/16/2028 40,379
Republic Services, Inc.
37,000 3.950%,  5/15/2028 40,046
Siemens
Financieringsmaatschappij NV
56,000 1.700%,  3/11/2028
f
53,812
SRM Escrow Issuer, LLC
100,000 6.000%,  11/1/2028
f
102,680
Standard Industries, Inc.
90,000 4.375%,  7/15/2030
f
85,950
Sunpower Corporation,
Convertible
55,000 4.000%,  1/15/2023 58,956
Textron, Inc.
56,000 3.650%,  3/15/2027 58,765
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
f
30,563
TransDigm, Inc.
40,000 6.250%,  3/15/2026
f
41,300
200,000 5.500%,  11/15/2027 201,000
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 72,093
50,000 4.000%,  7/15/2030 49,250
Vertiv Group Corporation
24,000 4.125%,  11/15/2028
f
23,388

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Capital Goods (0.8%) - continued
Victors Merger Corporation
$ 39,000 6.375%,  5/15/2029
f
$ 35,770
Waste Pro USA, Inc.
30,000 5.500%,  2/15/2026
f
29,100
WESCO Distribution, Inc.
90,000 7.250%,  6/15/2028
f
96,525
Total 3,868,628
Collateralized Mortgage Obligations (2.2%)
Banc of America Alternative Loan
Trust
147,117
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 145,972
Banc of America Mortgage
Securities Trust
103,770
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
104,330
32,078
2.709%,  9/25/2035, Ser.
2005-H, Class 2A1
b
31,515
Bellemeade Re, Ltd.
18,131
1.708%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,f
18,131
Business Jet Securities, LLC
67,663
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
68,050
CHL Mortgage Pass-Through Trust
80,152
2.436%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
85,441
265,897
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 192,123
CIM Trust
120,181
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
123,935
Citigroup Mortgage Loan Trust,
Inc.
201,803
2.894%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
201,533
Countrywide Home Loan
Mortgage Pass Through Trust
99,796
2.484%,  11/25/2035, Ser.
2005-22, Class 2A1
b
95,328
Credit Suisse Mortgage Trust
250,000
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
249,127
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
159,226
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 159,923
Eagle Re, Ltd.
360,939
1.908%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
360,939
Federal Home Loan Mortgage
Corporation
510,818
3.500%,  8/15/2035, Ser.
345, Class C8
j
53,273
Federal Home Loan Mortgage
Corporation - REMIC
375,283
3.000%,  5/15/2027, Ser.
4046, Class GI
j
17,462
412,400
3.500%,  10/15/2032, Ser.
4119, Class KI
j
46,377
Principal
Amount Long-Term Fixed Income (36.0%) Value
Collateralized Mortgage Obligations (2.2%) -
continued
$ 513,496
3.000%,  4/15/2033, Ser.
4203, Class DI
j
$ 35,235
Federal National Mortgage
Association - REMIC
468,695
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
22,490
422,670
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
18,049
623,273
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
25,288
1,040,197
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
59,516
567,384
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
26,168
312,717
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
14,586
743,177
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
34,574
1,072,916
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
48,914
444,895
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
22,385
455,511
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
21,859
374,910
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
37,028
2,191,842
1.500%,  2/25/2036, Ser.
2021-1, Class IY
j
137,854
1,288,316
1.500%,  2/25/2036, Ser.
2021-3, Class UI
j
65,339
Flagstar Mortgage Trust
188,654
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
188,595
Genworth Mortgage Insurance
Corporation
200,000
2.158%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,f
200,000
200,000
1.950%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
199,881
GMAC Mortgage Corporation
Loan Trust
77,526
3.135%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
75,832
17,170
0.608%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
11,443
GMACM Mortgage Loan Trust
59,619
3.751%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
60,774
IndyMac INDA Mortgage Loan
Trust
523,116
2.891%,  8/25/2036, Ser.
2006-AR1, Class A1
b
491,343
J.P. Morgan Alternative Loan Trust
87,902
3.186%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
89,275
J.P. Morgan Mortgage Trust
247,986
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
245,661
Legacy Mortgage Asset Trust
208,674
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
208,899

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Collateralized Mortgage Obligations (2.2%) -
continued
Master Asset Securitization Trust
$ 275,340
0.608%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
$ 49,637
Palmer Square Loan Funding, Ltd.
300,000
2.004%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,f
300,361
Pretium Mortgage Credit Partners,
LLC
425,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
423,896
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
220,644
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
244,562
Radnor Re, Ltd.
475,000
2.808%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
475,000
Residential Accredit Loans, Inc.
Trust
117,902
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 114,393
112,173
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 110,103
82,897
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 79,681
Residential Asset Securitization
Trust
101,137
2.030%,  1/25/2034, Ser.
2004-IP1, Class A1
b
103,419
182,719
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 189,309
Residential Funding Mortgage
Security I Trust
178,830
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 168,791
Silver Hill Trust
99,759
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,f
100,390
Starwood Mortgage Residential
Trust
200,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
201,421
Structured Adjustable Rate
Mortgage Loan Trust
66,619
2.810%,  7/25/2035, Ser.
2005-15, Class 4A1
b
61,923
123,558
2.985%,  9/25/2035, Ser.
2005-18, Class 1A1
b
95,676
Toorak Mortgage Corporation, Ltd.
250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
249,935
Vericrest Opportunity Loan
Transferee
175,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
172,402
200,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
196,582
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
344,077
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
196,016
Principal
Amount Long-Term Fixed Income (36.0%) Value
Collateralized Mortgage Obligations (2.2%) -
continued
$ 300,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
$ 294,748
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
247,290
Verus Securitization Trust
366,999
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
361,225
Wachovia Asset Securitization, Inc.
107,767
0.248%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,f,k
105,546
ZH Trust
260,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
f
247,087
225,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
f
213,358
Total 9,861,919
Commercial Mortgage-Backed Securities (0.3%)
BANK 2021-BNK36
225,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 223,773
BANK 2021-BNK37
300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
300,548
BANK 2022-BNK39
275,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4
e
283,071
BBCMS Mortgage Trust
250,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 253,247
BFLD Trust
175,000
1.806%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
175,000
Total 1,235,639
Communications Services (1.2%)
Altice France SA
20,000 8.125%,  2/1/2027
f
21,152
20,000 5.500%,  1/15/2028
f
19,078
75,000 5.125%,  7/15/2029
f
69,640
110,000 5.500%,  10/15/2029
f
104,246
American Tower Corporation
46,000 3.375%,  5/15/2024 47,486
75,000 4.400%,  2/15/2026 80,264
40,000 1.450%,  9/15/2026 38,446
56,000 3.800%,  8/15/2029 59,076
AT&T, Inc.
77,000 4.450%,  4/1/2024 80,988
75,000 1.700%,  3/25/2026 73,295
118,000 4.300%,  2/15/2030 129,794
Cable One, Inc., Convertible
190,000 1.125%,  3/15/2028
f
176,035
CCO Holdings, LLC
50,000 5.500%,  5/1/2026
f
51,187
100,000 5.125%,  5/1/2027
f
102,505
203,000 4.750%,  2/1/2032
f
199,691
57,000 4.250%,  1/15/2034
f
52,739
Cengage Learning, Inc.
47,000 9.500%,  6/15/2024
f
47,194

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Communications Services (1.2%) - continued
Charter Communications
Operating, LLC
$ 46,000 4.500%,  2/1/2024 $ 48,277
67,000 4.908%,  7/23/2025 72,298
56,000 5.050%,  3/30/2029 61,754
Clear Channel Worldwide
Holdings, Inc.
80,000 7.750%,  4/15/2028
f
83,000
Comcast Corporation
35,000 3.950%,  10/15/2025 37,442
45,000 2.350%,  1/15/2027 45,467
93,000 3.400%,  4/1/2030 98,343
Consolidated Communications,
Inc.
30,000 5.000%,  10/1/2028
f
29,069
CSC Holdings, LLC
100,000 5.375%,  2/1/2028
f
100,294
63,000 4.125%,  12/1/2030
f
57,657
Cumulus Media New Holdings,
Inc.
50,000 6.750%,  7/1/2026
f
51,448
Deutsche Telekom International
Finance BV
36,000 2.485%,  9/19/2023
f
36,464
DIRECTV Holdings, LLC
78,000 5.875%,  8/15/2027
f
78,289
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 40,639
DISH DBS Corporation
54,000 5.250%,  12/1/2026
f
52,380
23,000 7.375%,  7/1/2028 22,226
40,000 5.750%,  12/1/2028
f
38,277
Entercom Media Corporation
92,000 6.500%,  5/1/2027
f
87,400
Fox Corporation
68,000 4.030%,  1/25/2024 71,076
38,000 4.709%,  1/25/2029 41,921
Frontier Communications
Holdings, LLC
70,000 5.875%,  10/15/2027
f
72,079
GCI, LLC
60,000 4.750%,  10/15/2028
f
59,307
Gray Escrow II, Inc.
125,000 5.375%,  11/15/2031
f
123,249
Gray Television, Inc.
65,000 4.750%,  10/15/2030
f
62,314
Hughes Satellite Systems
Corporation
30,000 6.625%,  8/1/2026 32,325
iHeartCommunications, Inc.
60,000 4.750%,  1/15/2028
f
59,549
LCPR Senior Secured Financing
DAC
49,000 6.750%,  10/15/2027
f
50,837
Level 3 Financing, Inc.
89,000 4.625%,  9/15/2027
f
88,564
85,000 4.250%,  7/1/2028
f
81,094
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
f
71,348
Netflix, Inc.
45,000 5.875%,  2/15/2025 49,500
79,000 5.875%,  11/15/2028 91,541
Nexstar Escrow Corporation
90,000 5.625%,  7/15/2027
f
92,250
Principal
Amount Long-Term Fixed Income (36.0%) Value
Communications Services (1.2%) - continued
NTT Finance Corporation
$ 45,000 1.162%,  4/3/2026
f
$ 43,301
Omnicom Group, Inc.
57,000 4.200%,  6/1/2030 62,364
Radiate Holdco, LLC
40,000 6.500%,  9/15/2028
f
38,600
Scripps Escrow II, Inc.
30,000 5.375%,  1/15/2031
f
29,674
Scripps Escrow, Inc.
40,000 5.875%,  7/15/2027
f
40,800
Sinclair Television Group, Inc.
104,000 5.500%,  3/1/2030
f
96,205
Sirius XM Radio, Inc.
90,000 5.000%,  8/1/2027
f
91,899
40,000 4.000%,  7/15/2028
f
38,700
Sprint Capital Corporation
144,000 6.875%,  11/15/2028 171,288
50,000 8.750%,  3/15/2032 69,848
Sprint Corporation
205,000 7.625%,  2/15/2025 228,063
TEGNA, Inc.
62,000 4.625%,  3/15/2028 60,760
Telesat Canada
30,000 4.875%,  6/1/2027
f
24,175
10,000 6.500%,  10/15/2027
f
6,152
Terrier Media Buyer, Inc.
40,000 8.875%,  12/15/2027
f
42,220
T-Mobile USA, Inc.
51,000 3.500%,  4/15/2025 52,923
75,000 3.875%,  4/15/2030 78,609
20,000 2.875%,  2/15/2031 18,800
United States Cellular Corporation
60,000 6.700%,  12/15/2033 66,533
Uniti Fiber Holdings, Inc.,
Convertible
52,000 4.000%,  6/15/2024
f
64,033
Uniti Group, LP
20,000 4.750%,  4/15/2028
f
19,389
VeriSign, Inc.
40,000 4.750%,  7/15/2027 41,342
Verizon Communications, Inc.
75,000 2.100%,  3/22/2028 73,096
56,000 3.150%,  3/22/2030 57,610
37,000 2.550%,  3/21/2031 36,130
93,000 2.355%,  3/15/2032
f
88,315
ViacomCBS, Inc.
38,000 5.875%,  2/28/2057
b
37,734
Vodafone Group plc
54,000 7.000%,  4/4/2079
b
62,065
VTR Finance NV
45,000 6.375%,  7/15/2028
f
45,900
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
f
85,830
Walt Disney Company
38,000 3.800%,  3/22/2030 41,277
Zayo Group Holdings, Inc.
38,000 4.000%,  3/1/2027
f
35,880
Ziggo BV
30,000 4.875%,  1/15/2030
f
29,025
Total 5,419,034

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Consumer Cyclical (1.8%)
1011778 B.C., ULC
$ 90,000 4.375%,  1/15/2028
f
$ 88,308
Allen Media, LLC
57,000 10.500%,  2/15/2028
f
56,962
Allied Universal Holdco, LLC
30,000 6.625%,  7/15/2026
f
30,806
105,000 4.625%,  6/1/2028
f
100,820
30,000 6.000%,  6/1/2029
f
28,437
Allison Transmission, Inc.
85,000 3.750%,  1/30/2031
f
78,977
Amazon.com, Inc.
76,000 1.650%,  5/12/2028 73,565
37,000 1.500%,  6/3/2030 34,735
American Axle & Manufacturing,
Inc.
107,000 6.500%,  4/1/2027 110,210
Arko Corporation
40,000 5.125%,  11/15/2029
f
38,054
Ashton Woods USA, LLC
40,000 4.625%,  8/1/2029
f
39,400
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 34,462
Bloomin' Brands, Inc., Convertible
55,000 5.000%,  5/1/2025 104,191
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
f
63,800
Boyne USA, Inc.
50,000 4.750%,  5/15/2029
f
50,215
Brookfield Residential Properties,
Inc.
60,000 6.250%,  9/15/2027
f
61,875
70,000 5.000%,  6/15/2029
f
69,104
Burlington Stores, Inc., Convertible
156,000 2.250%,  4/15/2025 203,321
Caesars Entertainment, Inc.
93,000 6.250%,  7/1/2025
f
96,234
35,000 8.125%,  7/1/2027
f
37,669
65,000 4.625%,  10/15/2029
f
62,231
Carnival Corporation
10,000 10.500%,  2/1/2026
f
11,230
54,000 7.625%,  3/1/2026
f
55,080
100,000 5.750%,  3/1/2027
f
95,920
65,000 4.000%,  8/1/2028
f
61,833
40,000 6.000%,  5/1/2029
f
38,480
Cedar Fair, LP
28,000 5.375%,  4/15/2027 28,350
90,000 5.250%,  7/15/2029 90,101
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
f
40,235
Cinemark USA, Inc.
30,000 5.875%,  3/15/2026
f,h
29,475
Clarios Global, LP
30,000 8.500%,  5/15/2027
f
31,367
D.R. Horton, Inc.
13,000 2.600%,  10/15/2025 13,176
Daimler Finance North America,
LLC
57,000 1.450%,  3/2/2026
f
55,508
Dana, Inc.
60,000 5.625%,  6/15/2028 62,400
Darden Restaurants, Inc.
75,000 3.850%,  5/1/2027 79,549
Principal
Amount Long-Term Fixed Income (36.0%) Value
Consumer Cyclical (1.8%) - continued
Dick's Sporting Goods, Inc.,
Convertible
$ 58,000 3.250%,  4/15/2025 $ 206,621
Empire Communities Corporation
50,000 7.000%,  12/15/2025
f
50,866
Expedia Group, Inc.
64,000 4.625%,  8/1/2027 69,686
65,000 3.250%,  2/15/2030 64,851
Expedia Group, Inc., Convertible
117,000 Zero Coupon,  2/15/2026
f,h
136,692
Ford Motor Company
37,000 3.250%,  2/12/2032 35,200
Ford Motor Company, Convertible
332,000 Zero Coupon,  3/15/2026
f
450,389
Ford Motor Credit Company, LLC
185,000 4.063%,  11/1/2024 188,472
83,000 2.300%,  2/10/2025 81,430
140,000 4.134%,  8/4/2025 143,199
5,000 2.700%,  8/10/2026 4,844
71,000 2.900%,  2/10/2029 67,287
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
f
39,200
Gap, Inc.
19,000 3.625%,  10/1/2029
f
17,674
General Motors Company
30,000 5.400%,  10/2/2023 31,780
26,000 6.125%,  10/1/2025 29,313
56,000 6.800%,  10/1/2027 67,239
General Motors Financial
Company, Inc.
63,000 3.950%,  4/13/2024 65,522
47,000 1.200%,  10/15/2024 45,939
80,000 2.900%,  2/26/2025 81,506
29,000 2.750%,  6/20/2025 29,366
38,000 2.700%,  6/10/2031 36,188
GLP Capital, LP
39,000 3.250%,  1/15/2032 37,673
Golden Nugget, Inc.
60,000 6.750%,  10/15/2024
f
60,006
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029
f
45,022
30,000 5.250%,  7/15/2031
f
30,207
Guitar Center Escrow Issuer II, Inc.
19,000 8.500%,  1/15/2026
f
20,092
Hanesbrands, Inc.
56,000 4.875%,  5/15/2026
f
58,030
Harley-Davidson Financial
Services, Inc.
48,000 4.050%,  2/4/2022
f
48,009
Herc Holdings, Inc.
50,000 5.500%,  7/15/2027
f
51,448
Hilton Domestic Operating
Company, Inc.
100,000 4.875%,  1/15/2030 103,206
Hilton Grand Vacations Borrower
Escrow, LLC
75,000 5.000%,  6/1/2029
f
74,625
Hyundai Capital America
29,000 1.800%,  10/15/2025
f
28,350
56,000 3.000%,  2/10/2027
f
56,586
40,000 2.100%,  9/15/2028
f
37,712
International Game Technology plc
76,000 5.250%,  1/15/2029
f
77,622

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Consumer Cyclical (1.8%) - continued
Jacobs Entertainment, Inc.
$ 35,000 6.750%,  2/15/2029
e,f
$ 35,350
KB Home
55,000 4.800%,  11/15/2029 57,394
Kohl's Corporation
57,000 3.375%,  5/1/2031 56,132
L Brands, Inc.
90,000 6.625%,  10/1/2030
f
96,587
20,000 6.875%,  11/1/2035 23,000
Lennar Corporation
40,000 4.875%,  12/15/2023 41,934
14,000 5.875%,  11/15/2024 15,213
29,000 4.750%,  5/30/2025 31,020
Lowe's Companies, Inc.
58,000 4.000%,  4/15/2025 61,517
76,000 4.500%,  4/15/2030 85,646
Macy's Retail Holdings, LLC
60,000 5.875%,  4/1/2029
f
61,152
Magic MergerCo, Inc.
95,000 5.250%,  5/1/2028
f
91,478
Marriott International, Inc.
86,000 3.750%,  10/1/2025 89,952
57,000 4.625%,  6/15/2030 62,315
Mattamy Group Corporation
102,000 5.250%,  12/15/2027
f
103,798
McDonald's Corporation
112,000 3.800%,  4/1/2028 120,315
MGM Resorts International
125,000 5.750%,  6/15/2025 131,250
Nissan Motor Company, Ltd.
63,000 3.043%,  9/15/2023
f
64,023
O'Reilly Automotive, Inc.
56,000 3.900%,  6/1/2029 59,967
Penn National Gaming, Inc.
70,000 4.125%,  7/1/2029
f
65,800
PetSmart, Inc.
80,000 4.750%,  2/15/2028
f
79,778
60,000 7.750%,  2/15/2029
f
64,364
Prime Security Services Borrower,
LLC
150,000 5.750%,  4/15/2026
f
155,460
Procter & Gamble Company
38,000 1.200%,  10/29/2030 34,906
Real Hero Merger Sub 2, Inc.
40,000 6.250%,  2/1/2029
f
39,171
Realogy Group, LLC
70,000 5.750%,  1/15/2029
f
68,761
Rite Aid Corporation
70,000 7.500%,  7/1/2025
f
68,991
Ross Stores, Inc.
37,000 1.875%,  4/15/2031 34,257
Royal Caribbean Cruises, Ltd.
99,000 9.125%,  6/15/2023
f
104,296
75,000 4.250%,  7/1/2026
f
70,033
19,000 5.375%,  7/15/2027
f
18,362
40,000 5.500%,  4/1/2028
f
38,812
Scientific Games International, Inc.
70,000 7.250%,  11/15/2029
f
75,817
SeaWorld Parks and
Entertainment, Inc.
64,000 5.250%,  8/15/2029
f
62,356
Service Properties Trust
19,000 7.500%,  9/15/2025 20,023
Principal
Amount Long-Term Fixed Income (36.0%) Value
Consumer Cyclical (1.8%) - continued
Six Flags Theme Parks, Inc.
$ 45,000 7.000%,  7/1/2025
f
$ 46,912
Staples, Inc.
100,000 7.500%,  4/15/2026
f
98,625
Station Casinos, LLC
47,000 4.625%,  12/1/2031
f
44,650
Tapestry, Inc.
38,000 3.050%,  3/15/2032 36,655
Target Corporation
37,000 2.350%,  2/15/2030 36,728
Tenneco, Inc.
70,000 5.000%,  7/15/2026
h
64,927
Toll Brothers Finance Corporation
56,000 4.350%,  2/15/2028 59,500
Toyota Motor Credit Corporation
57,000 1.900%,  4/6/2028 55,648
Travel + Leisure Company
50,000 6.625%,  7/31/2026
f
53,375
TripAdvisor, Inc., Convertible
44,000 0.250%,  4/1/2026
f
38,212
Uber Technologies, Inc.
40,000 6.250%,  1/15/2028
f,h
41,500
Vail Resorts, Inc., Convertible
68,000 Zero Coupon,  1/1/2026 68,125
Volkswagen Group of America
Finance, LLC
88,000 4.250%,  11/13/2023
f
91,873
14,000 3.350%,  5/13/2025
f
14,518
Wabash National Corporation
65,000 4.500%,  10/15/2028
f
63,003
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
f
34,727
Yum! Brands, Inc.
70,000 4.750%,  1/15/2030
f
71,930
ZF North America Capital, Inc.
50,000 4.750%,  4/29/2025
f
51,500
Total 8,089,570
Consumer Non-Cyclical (1.6%)
Abbott Laboratories
75,000 3.875%,  9/15/2025 80,128
AbbVie, Inc.
38,000 2.900%,  11/6/2022 38,529
62,000 2.300%,  11/21/2022 62,634
36,000 2.800%,  3/15/2023 36,438
119,000 3.600%,  5/14/2025 124,535
75,000 3.200%,  11/21/2029 77,240
Agilent Technologies, Inc.
37,000 2.300%,  3/12/2031 35,187
Albertson's Companies, Inc.
87,000 3.500%,  3/15/2029
f
82,142
Altria Group, Inc.
53,000 4.400%,  2/14/2026 57,050
38,000 4.800%,  2/14/2029 41,763
Anheuser-Busch Companies, LLC
32,000 3.650%,  2/1/2026 33,880
Anheuser-Busch InBev Worldwide,
Inc.
75,000 4.750%,  1/23/2029 84,963
Anthem, Inc.
66,000 2.375%,  1/15/2025 66,947
57,000 2.550%,  3/15/2031 55,642

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Consumer Non-Cyclical (1.6%) - continued
AstraZeneca Finance, LLC
$ 76,000 1.750%,  5/28/2028 $ 73,484
AstraZeneca plc
75,000 0.700%,  4/8/2026 71,279
BAT Capital Corporation
51,000 3.222%,  8/15/2024 52,264
BAT International Finance plc
29,000 1.668%,  3/25/2026 27,933
Bausch Health Companies, Inc.
165,000 5.000%,  1/30/2028
f
139,012
116,000 5.000%,  2/15/2029
f
93,380
Baxter International, Inc.
38,000 2.539%,  2/1/2032
f
36,816
Becton, Dickinson and Company
56,000 2.823%,  5/20/2030 56,049
Boston Scientific Corporation
64,000 3.450%,  3/1/2024 66,277
Bunge, Ltd. Finance Corporation
86,000 2.750%,  5/14/2031 83,562
Cargill, Inc.
39,000 2.125%,  11/10/2031
f
37,270
Centene Corporation
65,000 4.250%,  12/15/2027 66,582
55,000 4.625%,  12/15/2029 57,190
185,000 3.000%,  10/15/2030 179,543
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 76,900
Community Health Systems, Inc.
30,000 5.625%,  3/15/2027
f
30,162
40,000 6.000%,  1/15/2029
f
40,736
119,000 6.875%,  4/15/2029
f
117,661
Conagra Brands, Inc.
34,000 4.300%,  5/1/2024 35,783
Constellation Brands, Inc.
75,000 3.150%,  8/1/2029 76,650
Coty, Inc.
49,000 5.000%,  4/15/2026
f
49,195
CVS Health Corporation
64,000 4.100%,  3/25/2025
h
67,944
30,000 4.300%,  3/25/2028 32,702
DaVita, Inc.
95,000 4.625%,  6/1/2030
f
92,425
Diageo Capital plc
35,000 1.375%,  9/29/2025 34,333
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
f
51,875
Encompass Health Corporation
100,000 4.500%,  2/1/2028
h
99,750
Endo Finance, LLC
30,000 9.500%,  7/31/2027
f
29,631
Energizer Holdings, Inc.
70,000 4.375%,  3/31/2029
f
66,164
Estee Lauder Companies, Inc.
37,000 1.950%,  3/15/2031 35,315
General Mills, Inc.
37,000 4.200%,  4/17/2028 40,277
Gilead Sciences, Inc.
57,000 2.950%,  3/1/2027 58,800
H. J. Heinz Company
20,000 5.200%,  7/15/2045 23,174
HCA, Inc.
228,000 5.375%,  2/1/2025 242,651
78,000 5.875%,  2/1/2029 88,140
Principal
Amount Long-Term Fixed Income (36.0%) Value
Consumer Non-Cyclical (1.6%) - continued
HFC Prestige Products, Inc.
$ 76,000 4.750%,  1/15/2029
f
$ 74,860
HLF Financing SARL, LLC
108,000 4.875%,  6/1/2029
f
102,330
Humana, Inc.
39,000 2.150%,  2/3/2032 36,268
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
f
36,781
Ionis Pharmaceuticals, Inc.,
Convertible
52,000 0.125%,  12/15/2024 46,640
Jazz Investments I, Ltd.,
Convertible
198,000 2.000%,  6/15/2026 231,473
JBS Finance Luxembourg SARL
58,000 2.500%,  1/15/2027
f
56,261
47,000 3.625%,  1/15/2032
f
44,591
JBS USA Food Company
30,000 5.750%,  1/15/2028
f
31,275
JBS USA, LLC
10,000 6.500%,  4/15/2029
f
10,838
90,000 5.500%,  1/15/2030
f
95,454
Kraft Foods Group, Inc.
61,000 5.000%,  6/4/2042 69,450
Kraft Heinz Foods Company
100,000 3.875%,  5/15/2027 103,785
145,000 3.750%,  4/1/2030 149,868
Kroger Company
37,000 4.500%,  1/15/2029 41,324
Mattel, Inc.
85,000 3.375%,  4/1/2026
f
84,639
McKesson Corporation
29,000 0.900%,  12/3/2025 27,616
59,000 1.300%,  8/15/2026 56,438
Molina Healthcare, Inc.
80,000 4.375%,  6/15/2028
f
80,213
Mozart Debt Merger Sub, Inc.
84,000 3.875%,  4/1/2029
f
80,951
81,000 5.250%,  10/1/2029
f
78,773
Mylan, Inc.
36,000 4.200%,  11/29/2023 37,365
Newell Rubbermaid, Inc.
97,000 4.700%,  4/1/2026 101,587
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 30,006
93,000 3.000%,  11/20/2025 96,843
Ortho-Clinical Diagnostics, Inc.
40,000 7.250%,  2/1/2028
f
42,700
Par Pharmaceutical, Inc.
65,000 7.500%,  4/1/2027
f
65,406
Philip Morris International, Inc.
81,000 1.500%,  5/1/2025 79,894
Pilgrim's Pride Corporation
57,000 3.500%,  3/1/2032
f
54,281
Post Holdings, Inc.
24,000 5.500%,  12/15/2029
f
24,666
51,000 4.500%,  9/15/2031
f
48,537
QBE Insurance Group, Ltd.
72,000 5.875%,  5/12/2025
b,f,i
76,140
Roche Holdings, Inc.
59,000 2.076%,  12/13/2031
f
56,761
Royalty Pharma plc
87,000 1.200%,  9/2/2025 83,548

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Consumer Non-Cyclical (1.6%) - continued
Scotts Miracle-Gro Company
$ 90,000 4.500%,  10/15/2029 $ 91,520
SEG Holding, LLC
80,000 5.625%,  10/15/2028
f
83,200
Simmons Foods, Inc.
70,000 4.625%,  3/1/2029
f
67,113
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
f
51,625
30,000 5.500%,  7/15/2030
f
31,275
Stryker Corporation
38,000 3.650%,  3/7/2028 40,163
Syneos Health, Inc.
70,000 3.625%,  1/15/2029
f
66,345
Sysco Corporation
37,000 5.950%,  4/1/2030 44,913
Takeda Pharmaceutical Company,
Ltd.
82,000 2.050%,  3/31/2030 77,117
Teleflex, Inc.
100,000 4.625%,  11/15/2027 102,000
Tenet Healthcare Corporation
21,000 4.625%,  7/15/2024 21,084
170,000 5.125%,  11/1/2027
f
170,376
30,000 6.125%,  10/1/2028
f
30,098
Teva Pharmaceutical Finance
Netherlands III BV
50,000 3.150%,  10/1/2026 45,893
Thermo Fisher Scientific, Inc.
40,000 1.750%,  10/15/2028 38,473
TreeHouse Foods, Inc.
38,000 4.000%,  9/1/2028 35,530
United Natural Foods, Inc.
60,000 6.750%,  10/15/2028
f
63,675
UnitedHealth Group, Inc.
93,000 3.850%,  6/15/2028 101,203
Universal Health Services, Inc.
59,000 1.650%,  9/1/2026
f
56,876
19,000 2.650%,  1/15/2032
f
17,972
Valeant Pharmaceuticals
International, Inc.
42,000 8.500%,  1/31/2027
f
42,473
Viatris, Inc.
29,000 1.650%,  6/22/2025 28,473
Winnebago Industries, Inc.,
Convertible
97,000 1.500%,  4/1/2025 115,507
Zoetis, Inc.
54,000 3.250%,  2/1/2023 54,878
56,000 3.900%,  8/20/2028 60,409
Total 7,183,740
Energy (1.4%)
Antero Resources Corporation
70,000 5.375%,  3/1/2030
f
72,436
Apache Corporation
30,000 4.875%,  11/15/2027 31,050
65,000 4.375%,  10/15/2028 67,253
Archrock Partners, LP
70,000 6.250%,  4/1/2028
f
70,277
BP Capital Markets America, Inc.
90,000 4.234%,  11/6/2028 98,923
BP Capital Markets plc
72,000 4.875%,  3/22/2030
b,i
76,050
Principal
Amount Long-Term Fixed Income (36.0%) Value
Energy (1.4%) - continued
Buckeye Partners, LP
$ 60,000 3.950%,  12/1/2026 $ 59,878
Callon Petroleum Company
50,000 8.250%,  7/15/2025 49,125
Canadian Natural Resources, Ltd.
94,000 2.050%,  7/15/2025 93,435
Cenovus Energy, Inc.
127,000 5.375%,  7/15/2025 138,823
Cheniere Corpus Christi Holdings,
LLC
77,000 5.875%,  3/31/2025 84,059
Cheniere Energy Partners, LP
58,000 4.500%,  10/1/2029 59,289
63,000 3.250%,  1/31/2032
f
59,257
Cheniere Energy, Inc.
49,000 4.625%,  10/15/2028 49,735
Chesapeake Energy Corporation
40,000 6.750%,  4/15/2029
f
42,750
CNX Resources Corporation
30,000 6.000%,  1/15/2029
f
30,900
CNX Resources Corporation,
Convertible
164,000 2.250%,  5/1/2026 223,458
Comstock Resources, Inc.
50,000 5.875%,  1/15/2030
f
49,693
Continental Resources, Inc.
57,000 4.375%,  1/15/2028 60,117
40,000 5.750%,  1/15/2031
f
45,596
Coterra Energy, Inc.
75,000 4.375%,  6/1/2024
f
78,577
CQP Holdco, LP
49,000 5.500%,  6/15/2031
f
48,835
Devon Energy Corporation
54,000 5.250%,  9/15/2024 57,834
75,000 4.500%,  1/15/2030 79,575
Diamondback Energy, Inc.
31,000 2.875%,  12/1/2024 31,615
19,000 3.125%,  3/24/2031 18,847
DT Midstream, Inc.
65,000 4.125%,  6/15/2029
f
64,122
20,000 4.375%,  6/15/2031
f
19,750
Enbridge, Inc.
38,000 3.700%,  7/15/2027 40,103
Endeavor Energy Resources, LP
55,000 5.750%,  1/30/2028
f
56,901
Energy Transfer, LP
37,000 4.200%,  9/15/2023 38,337
108,000 5.875%,  1/15/2024 115,241
47,000 6.750%,  5/15/2025
b,i
47,103
56,000 3.750%,  5/15/2030 57,474
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 71,896
Enterprise Products Operating,
LLC
38,000 4.150%,  10/16/2028 41,611
EQM Midstream Partners, LP
90,000 6.500%,  7/1/2027
f
94,050
EQT Corporation
20,000 3.125%,  5/15/2026
f
19,550
59,000 3.900%,  10/1/2027 59,400
EQT Corporation, Convertible
136,000 1.750%,  5/1/2026 220,931

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Energy (1.4%) - continued
Equinor ASA
$ 25,000 2.875%,  4/6/2025 $ 25,662
Exxon Mobil Corporation
75,000 2.992%,  3/19/2025 77,406
Ferrellgas, LP
43,000 5.375%,  4/1/2026
f
40,743
Genesis Energy, LP
30,000 6.500%,  10/1/2025 29,354
25,000 8.000%,  1/15/2027 25,160
Halliburton Company
38,000 2.920%,  3/1/2030 38,091
Harvest Midstream, LP
101,000 7.500%,  9/1/2028
f
105,188
Hess Corporation
34,000 3.500%,  7/15/2024 35,129
Hess Midstream Operations, LP
50,000 5.625%,  2/15/2026
f
51,000
Hilcorp Energy I, LP
70,000 5.750%,  2/1/2029
f
71,400
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
f
52,769
Kinder Morgan Energy Partners,
LP
57,000 3.450%,  2/15/2023 57,972
Laredo Petroleum, Inc.
95,000 7.750%,  7/31/2029
f
91,790
Marathon Oil Corporation
37,000 4.400%,  7/15/2027 39,645
Marathon Petroleum Corporation
106,000 4.700%,  5/1/2025 113,985
MPLX, LP
50,000 6.875%,  2/15/2023
b,i
49,750
94,000 1.750%,  3/1/2026 91,639
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 50,741
Nabors Industries, Ltd.
70,000 7.250%,  1/15/2026
f
67,025
National Fuel Gas Company
75,000 5.500%,  1/15/2026 82,256
Newfield Exploration Company
66,000 5.625%,  7/1/2024 71,150
38,000 5.375%,  1/1/2026 41,505
NGL Energy Operating, LLC
40,000 7.500%,  2/1/2026
f
40,640
NGL Energy Partners, LP
40,000 7.500%,  11/1/2023 38,988
NuStar Logistics, LP
70,000 5.750%,  10/1/2025 73,063
Oasis Petroleum, Inc.
55,000 6.375%,  6/1/2026
f
56,495
Occidental Petroleum Corporation
134,000 3.400%,  4/15/2026 132,325
25,000 8.500%,  7/15/2027 30,012
120,000 3.500%,  8/15/2029 118,284
40,000 6.450%,  9/15/2036 48,588
65,000 4.400%,  4/15/2046 62,161
ONEOK, Inc.
57,000 2.200%,  9/15/2025 56,783
PBF Holding Company, LLC
35,000 9.250%,  5/15/2025
f
34,188
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 51,610
Principal
Amount Long-Term Fixed Income (36.0%) Value
Energy (1.4%) - continued
Pioneer Natural Resources
Company, Convertible
$ 38,000 0.250%,  5/15/2025 $ 78,779
Plains All American Pipeline, LP
92,000 4.650%,  10/15/2025 98,821
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
f
50,085
Range Resources Corporation
74,000 4.750%,  2/15/2030
e,f
73,910
Sabine Pass Liquefaction, LLC
56,000 4.200%,  3/15/2028 60,081
Schlumberger Finance Canada,
Ltd.
29,000 1.400%,  9/17/2025 28,469
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
f
25,889
SM Energy Company
50,000 6.625%,  1/15/2027 51,375
30,000 6.500%,  7/15/2028 30,990
Southwestern Energy Company
40,000 5.375%,  2/1/2029 40,675
48,000 5.375%,  3/15/2030 49,181
30,000 4.750%,  2/1/2032 29,949
Summit Midstream Holdings, LLC
56,000 8.500%,  10/15/2026
f
57,383
Suncor Energy, Inc.
29,000 3.100%,  5/15/2025 29,923
Sunoco, LP
70,000 5.875%,  3/15/2028 72,577
44,000 4.500%,  4/30/2030
f
43,207
Tallgrass Energy Finance
Corporation
103,000 5.500%,  1/15/2028
f
98,468
Targa Resources Partners, LP
50,000 5.375%,  2/1/2027 51,252
30,000 5.000%,  1/15/2028 30,750
117,000 4.875%,  2/1/2031 122,265
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
f
40,800
Transocean Proteus, Ltd.
20,000 6.250%,  12/1/2024
f
19,800
Transocean, Inc.
40,000 11.500%,  1/30/2027
f
39,683
USA Compression Partners, LP
30,000 6.875%,  4/1/2026 30,461
Valero Energy Corporation
80,000 2.800%,  12/1/2031 76,204
Venture Global Calcasieu Pass,
LLC
59,000 3.875%,  8/15/2029
f
58,896
35,000 4.125%,  8/15/2031
f
35,227
W&T Offshore, Inc.
25,000 9.750%,  11/1/2023
f
24,375
Weatherford International, Ltd.
64,000 8.625%,  4/30/2030
f
65,120
Western Gas Partners, LP
38,000 4.000%,  7/1/2022 37,905
Western Midstream Operating, LP
89,000 3.950%,  6/1/2025 91,087
30,000 5.500%,  8/15/2048 33,150

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Energy (1.4%) - continued
Williams Companies, Inc.
$ 37,000 2.600%,  3/15/2031 $ 35,604
Total 6,488,694
Financials (4.5%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
50,000 3.150%,  2/15/2024 50,940
54,000 6.500%,  7/15/2025 60,508
103,000 3.000%,  10/29/2028 100,905
Air Lease Corporation
52,000 4.650%,  6/15/2026
b,i
52,401
Aircastle, Ltd.
85,000 5.250%,  6/15/2026
b,f,i
84,575
46,000 2.850%,  1/26/2028
f
44,973
Alliant Holdings Intermediate, LLC
32,000 6.750%,  10/15/2027
f
31,628
Ally Financial, Inc.
119,000 5.750%,  11/20/2025 131,011
104,000 4.700%,  5/15/2026
b,i
102,820
37,000 8.000%,  11/1/2031 50,143
Altice Financing SA
25,000 5.750%,  8/15/2029
f
23,367
American Express Company
32,000 3.400%,  2/22/2024 33,103
50,000 3.550%,  9/15/2026
b,i
47,875
American Finance Trust, Inc.
48,000 4.500%,  9/30/2028
f
46,560
American Homes 4 Rent, LP
39,000 2.375%,  7/15/2031 36,995
American International Group, Inc.
75,000 4.200%,  4/1/2028 82,082
AmWINS Group, Inc.
40,000 4.875%,  6/30/2029
f
39,150
Ares Capital Corporation
15,000 4.250%,  3/1/2025 15,640
106,000 3.875%,  1/15/2026 109,238
Ares Capital Corporation,
Convertible
61,000 4.625%,  3/1/2024 71,705
Australia and New Zealand
Banking Group, Ltd.
85,000 2.950%,  7/22/2030
b,f
85,610
Aviation Capital Group, LLC
64,000 5.500%,  12/15/2024
f
68,888
42,000 4.875%,  10/1/2025
f
44,665
Avolon Holdings Funding, Ltd.
85,000 4.250%,  4/15/2026
f
88,207
BAC Capital Trust XIV
84,000
4.000%,  (LIBOR 3M +
0.400%), 2/17/2022
b,i
81,965
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
f
15,103
Banco Santander SA
44,000 4.750%,  11/12/2026
b,i
42,284
Bank of America Corporation
50,000 3.004%,  12/20/2023
b
50,759
103,000 3.550%,  3/5/2024
b
105,301
129,000 3.864%,  7/23/2024
b
133,262
64,000 4.200%,  8/26/2024 67,550
270,000 6.250%,  9/5/2024
b,i
286,200
32,000 3.458%,  3/15/2025
b
33,006
71,000 6.100%,  3/17/2025
b,i
76,532
Principal
Amount Long-Term Fixed Income (36.0%) Value
Financials (4.5%) - continued
$ 72,000 1.319%,  6/19/2026
b
$ 69,870
115,000 1.197%,  10/24/2026
b
110,543
65,000 4.375%,  1/27/2027
b,i
64,194
60,000 1.734%,  7/22/2027
b
58,194
50,000 5.875%,  3/15/2028
b,i
52,875
112,000 3.593%,  7/21/2028
b
117,405
38,000 2.087%,  6/14/2029
b
36,524
149,000 3.974%,  2/7/2030
b
159,501
75,000 2.687%,  4/22/2032
b
73,500
59,000 2.572%,  10/20/2032
b
57,174
Bank of Montreal
40,000 3.088%,  1/10/2037
b
39,379
Bank of New York Mellon
Corporation
36,000 4.700%,  9/20/2025
b,i
37,935
54,000 3.400%,  1/29/2028 57,330
Bank of Nova Scotia
108,000 4.900%,  6/4/2025
b,i
112,590
36,000 1.050%,  3/2/2026 34,536
Barclays plc
59,000 4.610%,  2/15/2023
b
59,068
74,000 4.338%,  5/16/2024
b
76,402
67,000 8.000%,  6/15/2024
b,i
73,011
29,000 4.375%,  9/11/2024 30,475
35,000 2.852%,  5/7/2026
b
35,353
57,000 4.972%,  5/16/2029
b
63,260
Blackstone Private Credit Fund
60,000 4.000%,  1/15/2029
f
59,128
BNP Paribas SA
50,000 6.625%,  3/25/2024
b,f,i
52,735
57,000 2.819%,  11/19/2025
b,f
57,722
57,000 3.132%,  1/20/2033
b,f
56,387
Boston Properties, LP
37,000 2.550%,  4/1/2032 35,606
BPCE SA
29,000 2.375%,  1/14/2025
f
29,030
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 75,647
Canadian Imperial Bank of
Commerce
29,000 2.250%,  1/28/2025 29,233
CANPACK SA
80,000 3.125%,  11/1/2025
f
79,475
Capital One Bank USA NA
48,000 3.375%,  2/15/2023 49,114
44,000 2.280%,  1/28/2026
b
44,117
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
b,i
29,325
Cascades USA, Inc.
45,000 5.125%,  1/15/2026
f
45,563
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
b,i
111,696
104,000 4.000%,  6/1/2026
b,i
102,745
56,000 2.000%,  3/20/2028 55,130
Chobani, LLC
106,000 4.625%,  11/15/2028
f
105,985
Citigroup, Inc.
38,000 2.750%,  4/25/2022 38,133
142,000 5.950%,  1/30/2023
b,i
145,195
96,000 3.352%,  4/24/2025
b
98,954
71,000 5.950%,  5/15/2025
b,i
74,905
72,000 5.500%,  9/13/2025 79,916
45,000 1.281%,  11/3/2025
b
44,093
72,000 4.000%,  12/10/2025
b,i
71,100

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Financials (4.5%) - continued
$ 175,000 3.875%,  2/18/2026
b,i
$ 170,363
50,000 4.150%,  11/15/2026
b,i
48,786
132,000 1.122%,  1/28/2027
b
125,934
77,000 1.462%,  6/9/2027
b
73,889
150,000 4.075%,  4/23/2029
b
160,932
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,i
53,969
CNA Financial Corporation
38,000 3.950%,  5/15/2024 39,623
Coinbase Global, Inc.
32,000 3.625%,  10/1/2031
f
27,880
Coinbase Global, Inc., Convertible
92,000 0.500%,  6/1/2026
f
85,916
Comerica, Inc.
36,000 5.625%,  7/1/2025
b,i
38,743
Commerzbank AG
78,000 8.125%,  9/19/2023
f
84,726
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
f
42,907
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
b,f
28,193
Corporate Office Properties, LP
78,000 2.250%,  3/15/2026 77,686
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
f
70,700
Credit Agricole SA
46,000 6.875%,  9/23/2024
b,f,i
49,364
37,000 3.250%,  1/14/2030
f
37,166
Credit Suisse Group AG
41,000 6.500%,  8/8/2023
f
43,744
36,000 7.500%,  12/11/2023
b,f,i
38,367
31,000 2.593%,  9/11/2025
b,f
31,161
26,000 7.250%,  9/12/2025
b,f,i
27,788
38,000 3.869%,  1/12/2029
b,f
39,450
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 116,067
Dai-ichi Life Insurance Company,
Ltd.
126,000 5.100%,  10/28/2024
b,f,i
134,809
Deutsche Bank AG
127,000 2.129%,  11/24/2026
b
124,099
66,000 2.311%,  11/16/2027
b
64,111
61,000 3.742%,  1/7/2033
b
58,980
Discover Bank
75,000 4.682%,  8/9/2028
b
77,583
Drawbridge Special Opportunities
Fund, LP
90,000 3.875%,  2/15/2026
f
90,319
EPR Properties
59,000 3.600%,  11/15/2031 56,448
Fidelity National Financial, Inc.
52,000 5.500%,  9/1/2022 53,400
Fifth Third Bancorp
72,000 4.500%,  9/30/2025
b,i
74,160
Fifth Third Bank NA
38,000 3.850%,  3/15/2026 40,124
First Horizon Bank
57,000 5.750%,  5/1/2030 66,809
First Horizon National Corporation
34,000 3.550%,  5/26/2023 34,741
Principal
Amount Long-Term Fixed Income (36.0%) Value
Financials (4.5%) - continued
First-Citizens Bank & Trust
Company
$ 75,000 5.250%,  3/7/2025 $ 81,740
78,000 6.125%,  3/9/2028 90,503
FNB Corporation
53,000 2.200%,  2/24/2023 53,377
Fortress Transportation and
Infrastructure Investors, LLC
40,000 6.500%,  10/1/2025
f
41,089
22,000 9.750%,  8/1/2027
f
24,090
30,000 5.500%,  5/1/2028
f
29,033
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 39,861
38,000 2.625%,  1/15/2027 36,724
FTI Consulting, Inc., Convertible
122,000 2.000%,  8/15/2023 181,138
Global Net Lease, Inc.
90,000 3.750%,  12/15/2027
f
86,603
Goldman Sachs Group, Inc.
57,000 0.627%,  11/17/2023
b
56,639
120,000 3.625%,  2/20/2024 124,100
190,000 5.500%,  8/10/2024
b,i
199,282
38,000 4.400%,  2/10/2025
b,i
37,145
25,000 3.500%,  4/1/2025 25,957
44,000 4.250%,  10/21/2025 47,017
43,000 0.855%,  2/12/2026
b
41,468
48,000 3.650%,  8/10/2026
b,i
45,660
50,000 4.125%,  11/10/2026
b,i
48,813
97,000 1.948%,  10/21/2027
b
94,406
40,000 2.640%,  2/24/2028
b
40,067
75,000 3.814%,  4/23/2029
b
79,129
37,000 3.800%,  3/15/2030 39,361
37,000 2.615%,  4/22/2032
b
35,846
38,000 2.383%,  7/21/2032
b
35,985
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 37,361
59,000
2.281%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
56,654
HSBC Holdings plc
59,000 3.803%,  3/11/2025
b
61,045
13,000 6.375%,  3/30/2025
b,i
13,744
36,000 2.633%,  11/7/2025
b
36,382
35,000 1.645%,  4/18/2026
b
34,160
35,000 1.589%,  5/24/2027
b
33,550
70,000 2.251%,  11/22/2027
b
68,555
84,000 6.500%,  3/23/2028
b,i
90,244
105,000 4.583%,  6/19/2029
b
114,455
100,000 4.600%,  12/17/2030
b,i
96,313
45,000 2.804%,  5/24/2032
b
43,516
38,000 6.500%,  9/15/2037 50,414
HUB International, Ltd.
40,000 5.625%,  12/1/2029
f
39,300
Huntington Bancshares, Inc.
108,000 4.450%,  10/15/2027
b,i
111,510
Icahn Enterprises, LP
50,000 4.750%,  9/15/2024 50,719
40,000 6.375%,  12/15/2025 40,716
70,000 6.250%,  5/15/2026 71,960
20,000 5.250%,  5/15/2027 20,144
ING Groep NV
76,000 1.726%,  4/1/2027
b
73,855

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Financials (4.5%) - continued
Invitation Homes Operating
Partnership, LP
$ 59,000 2.000%,  8/15/2031 $ 53,656
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
f
50,149
iStar, Inc.
80,000 4.250%,  8/1/2025 79,455
iStar, Inc., Convertible
98,000 3.125%,  9/15/2022 153,958
J.P. Morgan Chase & Company
72,000 6.000%,  8/1/2023
b,i
74,781
72,000 6.750%,  2/1/2024
b,i
77,090
120,000 5.000%,  8/1/2024
b,i
122,100
64,000 3.875%,  9/10/2024 67,277
133,000 4.023%,  12/5/2024
b
138,575
134,000 4.600%,  2/1/2025
b,i
133,330
90,000 1.561%,  12/10/2025
b
88,624
20,000 2.083%,  4/22/2026
b
19,891
55,000 3.650%,  6/1/2026
b,i
52,875
162,000 1.045%,  11/19/2026
b
154,564
76,000 1.578%,  4/22/2027
b
73,525
112,000 4.005%,  4/23/2029
b
120,124
38,000 2.069%,  6/1/2029
b
36,509
149,000 4.493%,  3/24/2031
b
166,553
40,000 2.963%,  1/25/2033
b
40,263
Jefferies Finance, LLC
65,000 5.000%,  8/15/2028
f
64,247
KeyBank NA
56,000 3.900%,  4/13/2029 60,088
Kilroy Realty, LP
77,000 4.375%,  10/1/2025 82,526
KKR Real Estate Finance Trust,
Inc., Convertible
40,000 6.125%,  5/15/2023 42,515
Life Storage, LP
40,000 2.400%,  10/15/2031 38,090
Lincoln National Corporation
40,000
2.515%,  (LIBOR 3M +
2.358%), 2/17/2022
b
34,800
37,000 3.800%,  3/1/2028 39,746
Lloyds Banking Group plc
47,000 2.858%,  3/17/2023
b
47,095
60,000 3.900%,  3/12/2024 62,557
75,000 1.627%,  5/11/2027
b
72,280
86,000 3.369%,  12/14/2046
b
78,797
LPL Holdings, Inc.
55,000 4.000%,  3/15/2029
f
53,380
M&T Bank Corporation
50,000 3.500%,  9/1/2026
b,i
47,006
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
b,f
73,028
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 39,640
MetLife, Inc.
72,000 3.850%,  9/15/2025
b,i
72,540
140,000 5.875%,  3/15/2028
b,i
154,454
MGM Growth Properties Operating
Partnership, LP
80,000 4.625%,  6/15/2025
f
83,600
79,000 5.750%,  2/1/2027 87,295
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 81,210
Principal
Amount Long-Term Fixed Income (36.0%) Value
Financials (4.5%) - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 73,000 3.455%,  3/2/2023 $ 74,722
32,000 3.407%,  3/7/2024 33,112
35,000 1.412%,  7/17/2025 34,172
78,000 1.538%,  7/20/2027
b
75,037
56,000 3.741%,  3/7/2029 59,554
Mizuho Financial Group, Inc.
57,000 1.554%,  7/9/2027
b
54,747
82,000 2.564%,  9/13/2031 77,438
Morgan Stanley
74,000 3.125%,  1/23/2023 75,412
61,000 4.100%,  5/22/2023 62,995
29,000 0.560%,  11/10/2023
b
28,839
32,000 2.720%,  7/22/2025
b
32,471
79,000 1.164%,  10/21/2025
b
76,996
20,000 5.000%,  11/24/2025 21,919
20,000 2.188%,  4/28/2026
b
19,957
126,000 0.985%,  12/10/2026
b
119,656
76,000 1.593%,  5/4/2027
b
73,379
80,000 1.512%,  7/20/2027
b
76,762
112,000 3.622%,  4/1/2031
b
118,396
40,000 2.943%,  1/21/2033
b
40,050
MPT Operating Partnership, LP
20,000 5.250%,  8/1/2026 20,580
60,000 4.625%,  8/1/2029 61,697
National Retail Properties, Inc.
37,000 2.500%,  4/15/2030 36,292
NatWest Group plc
32,000 6.125%,  12/15/2022 33,238
32,000 6.100%,  6/10/2023 33,753
54,000 4.269%,  3/22/2025
b
56,382
37,000 4.892%,  5/18/2029
b
41,079
57,000 3.754%,  11/1/2029
b
58,572
53,000 4.600%,  6/28/2031
b,i
49,820
Navient Corporation
40,000 5.500%,  1/25/2023 40,850
20,000 5.000%,  3/15/2027 19,368
Nippon Life Insurance Company
142,000 5.100%,  10/16/2044
b,f
151,230
117,000 3.400%,  1/23/2050
b,f
117,293
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 55,510
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 42,316
38,000 3.375%,  2/1/2031 37,307
OneMain Finance Corporation
152,000 6.875%,  3/15/2025 164,920
30,000 3.500%,  1/15/2027 28,493
Owl Rock Capital Corporation
39,000 4.250%,  1/15/2026 40,271
Owl Rock Technology Finance
Corporation
19,000 4.750%,  12/15/2025
f
19,817
56,000 3.750%,  6/17/2026
f
56,576
Park Intermediate Holdings, LLC
25,000 4.875%,  5/15/2029
f
24,711
PayPal Holdings, Inc.
38,000 2.850%,  10/1/2029 38,920
Pebblebrook Hotel Trust,
Convertible
48,000 1.750%,  12/15/2026 52,188
PennyMac Financial Services, Inc.
55,000 4.250%,  2/15/2029
f
49,605

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Financials (4.5%) - continued
Pine Street Trust I
$ 37,000 4.572%,  2/15/2029
f
$ 40,535
Playtika Holding Corporation
55,000 4.250%,  3/15/2029
f
52,594
PNC Bank NA
37,000 2.700%,  10/22/2029 37,167
PNC Financial Services Group,
Inc.
55,000 3.400%,  9/15/2026
b,i
51,837
Principal Life Global Funding II
59,000 1.250%,  8/16/2026
f
56,615
Provident Financing Trust I
36,000 7.405%,  3/15/2038 44,010
Prudential Financial, Inc.
60,000 5.625%,  6/15/2043
b
62,104
185,000 5.200%,  3/15/2044
b
191,030
36,000 3.700%,  10/1/2050
b
35,241
Radian Group, Inc.
40,000 4.875%,  3/15/2027 41,400
Realty Income Corporation
39,000 4.875%,  6/1/2026 43,196
56,000 3.950%,  8/15/2027 60,448
Regions Financial Corporation
72,000 5.750%,  6/15/2025
b,i
77,406
Reinsurance Group of America,
Inc.
56,000 4.700%,  9/15/2023 58,714
Rocket Mortgage Co-Issuer, Inc.
55,000 3.625%,  3/1/2029
f
51,419
Royal Bank of Canada
78,000 0.750%,  10/7/2024 75,773
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 77,356
41,000 2.490%,  1/6/2028
b
40,369
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
b
75,874
56,000 3.823%,  11/3/2028
b
58,643
Service Properties Trust
50,000 4.650%,  3/15/2024 48,625
20,000 4.750%,  10/1/2026 18,588
23,000 4.950%,  2/15/2027 21,390
40,000 5.500%,  12/15/2027 39,632
Simon Property Group, LP
57,000 2.000%,  9/13/2024 57,339
78,000 2.650%,  7/15/2030 77,127
Societe Generale SA
36,000 2.625%,  10/16/2024
f
36,366
72,000 8.000%,  9/29/2025
b,f,i
81,310
35,000 1.488%,  12/14/2026
b,f
33,352
Spirit Realty, LP
88,000 2.100%,  3/15/2028 84,271
Standard Chartered plc
43,000 1.319%,  10/14/2023
b,f
42,925
35,000 0.991%,  1/12/2025
b,f
34,233
35,000 6.000%,  7/26/2025
b,f,i
36,575
59,000 2.608%,  1/12/2028
b,f
58,203
Starwood Property Trust, Inc.,
Convertible
77,000 4.375%,  4/1/2023 79,592
State Street Corporation
28,000 2.354%,  11/1/2025
b
28,448
Sumitomo Life Insurance Company
150,000 3.375%,  4/15/2081
b,f
152,090
Principal
Amount Long-Term Fixed Income (36.0%) Value
Financials (4.5%) - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 37,000 2.784%,  7/12/2022 $ 37,340
32,000 2.778%,  10/18/2022 32,464
36,000 2.448%,  9/27/2024 36,574
59,000 2.174%,  1/14/2027 58,425
56,000 3.544%,  1/17/2028 59,096
56,000 2.142%,  9/23/2030 52,031
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
f
27,973
Summit Hotel Properties, Inc.,
Convertible
65,000 1.500%,  2/15/2026 66,196
SVB Financial Group
88,000 4.000%,  5/15/2026
b,i
85,533
72,000 4.250%,  11/15/2026
b,i
70,875
Synchrony Financial
34,000 4.250%,  8/15/2024 35,555
75,000 3.700%,  8/4/2026 77,635
Truist Bank
36,000 2.250%,  3/11/2030 34,721
Truist Financial Corporation
122,000 4.950%,  9/1/2025
b,i
129,127
38,000 1.887%,  6/7/2029
b
36,460
UBS Group AG
85,000 1.364%,  1/30/2027
b,f
81,509
UDR, Inc.
79,000 3.000%,  8/15/2031 79,699
United Wholesale Mortgage, LLC
60,000 5.500%,  4/15/2029
f
54,954
USB Realty Corporation
168,000
1.386%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
143,223
Ventas Realty, LP
32,000 3.750%,  5/1/2024 33,164
VICI Properties, LP
60,000 4.250%,  12/1/2026
f
60,675
20,000 3.750%,  2/15/2027
f
19,803
40,000 4.625%,  12/1/2029
f
41,171
Wells Fargo & Company
64,000 4.125%,  8/15/2023 66,504
44,000 1.654%,  6/2/2024
b
44,026
90,000 2.406%,  10/30/2025
b
90,509
232,000 3.900%,  3/15/2026
b,i
229,784
84,000 2.188%,  4/30/2026
b
83,854
40,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
b
39,108
76,000 3.584%,  5/22/2028
b
79,807
75,000 4.478%,  4/4/2031
b
84,214
Welltower, Inc.
39,000 2.050%,  1/15/2029 37,466
56,000 2.800%,  6/1/2031 55,293
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
b
58,832
Willis North America, Inc.
74,000 4.500%,  9/15/2028 80,178
Total 20,503,741

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
$ 35,000 2.150%,  5/13/2025
f
$ 35,060
Total 35,060
Mortgage-Backed Securities (14.9%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
11,275,000 2.000%,  3/1/2036
e
11,303,848
2,625,000 2.000%,  2/1/2037
e
2,637,253
4,600,000 2.500%,  3/1/2037
e
4,690,293
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
9,350,000 2.000%,  2/1/2052
e
9,114,789
600,000 2.500%,  2/1/2052
e
598,969
3,300,000 2.000%,  3/1/2052
e
3,209,880
16,625,000 2.500%,  3/1/2052
e
16,555,438
7,000,000 3.000%,  3/1/2052
e
7,133,438
175,000 3.000%,  2/1/2048
e
178,773
5,400,000 3.500%,  3/1/2049
e
5,610,938
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
6,225,000 2.500%,  2/1/2052
e
6,263,906
775,000 2.500%,  3/1/2052
e
778,239
Total 68,075,764
Technology (1.0%)
Akamai Technologies, Inc.,
Convertible
70,000 0.125%,  5/1/2025 89,810
191,000 0.375%,  9/1/2027 218,313
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 19,350
Apple, Inc.
113,000 2.200%,  9/11/2029 112,189
Baidu, Inc.
20,000 3.075%,  4/7/2025 20,462
Black Knight InfoServ, LLC
72,000 3.625%,  9/1/2028
f
69,061
Broadcom Corporation
75,000 3.125%,  1/15/2025 77,315
56,000 3.875%,  1/15/2027 59,048
Broadcom, Inc.
75,000 5.000%,  4/15/2030 83,874
CommScope Technologies
Finance, LLC
59,000 6.000%,  6/15/2025
f
57,467
CommScope, Inc.
45,000 7.125%,  7/1/2028
f
41,962
Dell International, LLC
22,000 5.450%,  6/15/2023 22,998
56,000 5.850%,  7/15/2025 62,234
56,000 5.300%,  10/1/2029 64,205
Fiserv, Inc.
60,000 2.750%,  7/1/2024 61,188
75,000 4.200%,  10/1/2028 81,441
Gartner, Inc.
40,000 3.625%,  6/15/2029
f
38,800
70,000 3.750%,  10/1/2030
f
67,900
Principal
Amount Long-Term Fixed Income (36.0%) Value
Technology (1.0%) - continued
Global Payments, Inc.
$ 18,000 2.650%,  2/15/2025 $ 18,184
37,000 3.200%,  8/15/2029 37,405
Hewlett Packard Enterprise
Company
36,000 2.250%,  4/1/2023 36,330
InterDigital, Inc., Convertible
35,000 2.000%,  6/1/2024 37,056
Intuit, Inc.
29,000 0.950%,  7/15/2025 28,099
Iron Mountain, Inc.
120,000 5.000%,  7/15/2028
f
119,820
5,000 4.875%,  9/15/2029
f
4,936
60,000 4.500%,  2/15/2031
f
56,891
Jabil, Inc.
38,000 1.700%,  4/15/2026 37,094
Lumentum Holdings, Inc.,
Convertible
148,000 0.250%,  3/15/2024 253,302
Marvell Technology, Inc.
37,000 4.200%,  6/22/2023 38,171
37,000 2.950%,  4/15/2031 36,239
Microchip Technology, Inc.,
Convertible
64,000 1.625%,  2/15/2027 143,760
Micron Technology, Inc.
74,000 4.975%,  2/6/2026 80,695
Minerva Merger Sub, Inc.
62,000 6.500%,  2/15/2030
e,f
61,845
MSCI, Inc.
55,000 4.000%,  11/15/2029
f
55,344
NCR Corporation
137,000 6.125%,  9/1/2029
f
143,994
NortonLifeLock, Inc., Convertible
155,000 2.000%,  8/15/2022
f
200,339
Nuance Communications, Inc.,
Convertible
83,000 1.250%,  4/1/2025 233,518
NVIDIA Corporation
19,000 2.850%,  4/1/2030 19,512
NXP BV/NXP Funding, LLC
40,000 4.875%,  3/1/2024
f
42,327
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
14,000 2.700%,  5/1/2025
f
14,237
37,000 4.300%,  6/18/2029
f
40,200
Open Text Corporation
70,000 4.125%,  2/15/2030
f
68,384
Oracle Corporation
94,000 2.500%,  4/1/2025 94,720
94,000 2.950%,  4/1/2030 92,152
Panasonic Corporation
54,000 2.536%,  7/19/2022
f
54,330
Progress Software Corporation,
Convertible
19,000 1.000%,  4/15/2026
f
18,990
PTC, Inc.
30,000 3.625%,  2/15/2025
f
30,112
35,000 4.000%,  2/15/2028
f
34,690
Qorvo, Inc.
113,000 3.375%,  4/1/2031
f
110,079

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Technology (1.0%) - continued
Rackspace Technology Global,
Inc.
$ 65,000 5.375%,  12/1/2028
f
$ 60,613
Salesforce.com, Inc.
39,000 1.950%,  7/15/2031 37,194
Seagate HDD Cayman
31,000 4.250%,  3/1/2022 31,000
102,000 3.125%,  7/15/2029 94,615
80,000 3.375%,  7/15/2031 74,280
Sensata Technologies, Inc.
105,000 3.750%,  2/15/2031
f
98,666
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
f
20,304
SS&C Technologies, Inc.
144,000 5.500%,  9/30/2027
f
148,712
Switch, Ltd.
60,000 3.750%,  9/15/2028
f
57,233
Tencent Holdings, Ltd.
45,000 2.880%,  4/22/2031
f
44,496
Teradyne, Inc., Convertible
22,000 1.250%,  12/15/2023 81,508
Verint Systems, Inc., Convertible
53,000 0.250%,  4/15/2026
f
55,008
Viavi Solutions, Inc.
49,000 3.750%,  10/1/2029
f
47,530
Viavi Solutions, Inc., Convertible
20,000 1.000%,  3/1/2024 26,475
Vishay Intertechnology, Inc.,
Convertible
109,000 2.250%,  6/15/2025 112,193
VMware, Inc.
80,000 1.400%,  8/15/2026 76,632
28,000 2.200%,  8/15/2031 26,146
Ziff Davis, Inc., Convertible
159,000 1.750%,  11/1/2026
f
190,164
Total 4,773,141
Transportation (0.5%)
AerCap Holdings NV
32,000 5.875%,  10/10/2079
b
32,464
Air Canada
15,000 3.875%,  8/15/2026
f
14,631
Air Canada Pass Through Trust
10,946 3.875%,  3/15/2023
f
10,977
Air Lease Corporation
29,000 2.300%,  2/1/2025 28,892
17,000 3.375%,  7/1/2025 17,360
46,000 3.125%,  12/1/2030 44,721
Air Transport Services Group, Inc.,
Convertible
67,000 1.125%,  10/15/2024 71,720
American Airlines, Inc.
95,000 11.750%,  7/15/2025
f
114,991
134,000 5.500%,  4/20/2026
f
137,182
15,000 5.750%,  4/20/2029
f
15,356
Aon Corporation
38,000 2.600%,  12/2/2031 37,065
Avis Budget Car Rental, LLC
55,000 5.375%,  3/1/2029
f,h
55,114
Boeing Company
29,000 1.950%,  2/1/2024 29,117
Principal
Amount Long-Term Fixed Income (36.0%) Value
Transportation (0.5%) - continued
Canadian Pacific Railway
Company
$ 76,000 1.750%,  12/2/2026 $ 74,573
38,000 2.450%,  12/2/2031 37,311
CSX Corporation
37,000 4.250%,  3/15/2029 40,742
Delta Air Lines, Inc.
36,000 7.000%,  5/1/2025
f
40,315
81,083 4.500%,  10/20/2025
f
84,122
75,000 4.750%,  10/20/2028
f
80,057
Greenbrier Companies, Inc.,
Convertible
60,000 2.875%,  4/15/2028
f
61,388
Hertz Corporation
40,000 4.625%,  12/1/2026
f
38,808
49,000 5.000%,  12/1/2029
f
47,182
J.B. Hunt Transport Services, Inc.
60,000 3.300%,  8/15/2022 60,527
JetBlue Airways Corporation,
Convertible
145,000 0.500%,  4/1/2026
f
138,724
Meritor, Inc., Convertible
153,000 3.250%,  10/15/2037 162,320
Mileage Plus Holdings, LLC
90,000 6.500%,  6/20/2027
f
95,625
Penske Truck Leasing Company,
LP
30,000 1.200%,  11/15/2025
f
28,803
39,000 1.700%,  6/15/2026
f
37,941
Southwest Airlines Company
36,000 5.125%,  6/15/2027 40,217
44,000 2.625%,  2/10/2030 42,637
Southwest Airlines Company,
Convertible
199,000 1.250%,  5/1/2025 271,142
Union Pacific Corporation
55,000 3.750%,  7/15/2025 58,354
37,000 2.150%,  2/5/2027 37,083
United Airlines Pass Through Trust
60,000 3.700%,  12/1/2022 60,830
United Airlines, Inc.
82,000 4.375%,  4/15/2026
f
81,393
65,000 4.625%,  4/15/2029
f
64,316
VistaJet Malta Finance plc
26,000 6.375%,  2/1/2030
f
25,838
XPO Logistics, Inc.
30,000 6.250%,  5/1/2025
f
31,052
Total 2,350,890
U.S. Government & Agencies (2.4%)
U.S. Treasury Bonds
870,000 1.375%,  11/15/2031 838,327
U.S. Treasury Notes
1,490,000 0.125%,  2/28/2023 1,478,650
1,020,000 0.125%,  4/30/2023 1,010,079
3,200,000 0.125%,  2/15/2024 3,131,625
1,050,000 0.500%,  3/31/2025 1,020,346
1,590,000 0.500%,  2/28/2026 1,523,729
590,000 0.500%,  4/30/2027 556,605
1,580,000 1.125%,  2/29/2028 1,526,798
Total 11,086,159

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Utilities (0.7%)
AES Corporation
$ 62,000 3.950%,  7/15/2030
f
$ 64,120
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
b
44,461
Ameren Corporation
36,000 1.750%,  3/15/2028 34,071
American Electric Power
Company, Inc.
60,000 2.031%,  3/15/2024 60,060
38,000 2.300%,  3/1/2030 36,519
Berkshire Hathaway Energy
Company
53,000 4.050%,  4/15/2025 56,517
Calpine Corporation
90,000 4.500%,  2/15/2028
f
87,966
CenterPoint Energy, Inc.
36,000 2.500%,  9/1/2024 36,502
57,000 1.450%,  6/1/2026 55,274
57,000 2.650%,  6/1/2031 55,717
Dominion Energy, Inc.
32,000 3.071%,  8/15/2024 32,796
124,000 4.650%,  12/15/2024
b,i
127,410
37,000 3.375%,  4/1/2030 38,356
Duke Energy Corporation
49,000 3.250%,  1/15/2082
b
45,825
16,000 4.875%,  9/16/2024
b,i
16,480
75,000 3.150%,  8/15/2027 77,866
38,000 2.450%,  6/1/2030 36,870
Edison International
45,000 4.950%,  4/15/2025 48,447
50,000 5.000%,  12/15/2026
b,i
49,809
Enel Finance International NV
80,000 1.375%,  7/12/2026
f
76,648
Energy Transfer, LP
44,000 6.500%,  11/15/2026
b,i
45,004
Entergy Corporation
29,000 0.900%,  9/15/2025 27,721
38,000 1.900%,  6/15/2028 36,203
Evergy, Inc.
36,000 2.450%,  9/15/2024 36,491
Exelon Corporation
38,000 4.050%,  4/15/2030 41,076
FirstEnergy Corporation
56,000 3.350%,  7/15/2022 55,934
Georgia Power Company
29,000 2.100%,  7/30/2023 29,231
Jersey Central Power & Light
Company
19,000 2.750%,  3/1/2032
f
18,724
NextEra Energy Capital Holdings,
Inc.
39,000 3.800%,  3/15/2082
b
38,230
38,000 2.250%,  6/1/2030 36,554
NextEra Energy Operating
Partners, LP
90,000 3.875%,  10/15/2026
f
90,675
NextEra Energy Partners, LP,
Convertible
216,000 Zero Coupon,  11/15/2025
f
223,785
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,i
48,840
37,000 2.950%,  9/1/2029 37,324
Principal
Amount Long-Term Fixed Income (36.0%) Value
Utilities (0.7%) - continued
NRG Energy, Inc.
$ 29,000 2.000%,  12/2/2025
f
$ 28,492
95,000 3.375%,  2/15/2029
f
87,758
30,000 5.250%,  6/15/2029
f
30,870
NRG Energy, Inc., Convertible
103,000 2.750%,  6/1/2048 116,675
Pacific Gas and Electric Company
56,000 3.750%,  2/15/2024 57,533
78,000 4.550%,  7/1/2030 81,168
PG&E Corporation
58,000 5.000%,  7/1/2028 58,000
Public Service Enterprise Group,
Inc.
37,000 1.600%,  8/15/2030 33,386
Sempra Energy
72,000 4.875%,  10/15/2025
b,i
75,308
56,000 3.400%,  2/1/2028 58,480
Southern Company
101,000 4.000%,  1/15/2051
b
101,759
90,000 3.750%,  9/15/2051
b
87,828
Suburban Propane Partners, LP
80,000 5.875%,  3/1/2027 82,000
10,000 5.000%,  6/1/2031
f
9,850
TerraForm Power Operating, LLC
95,000 5.000%,  1/31/2028
f
96,188
TransCanada Trust
125,000 5.875%,  8/15/2076
b
133,500
Vistra Operations Company, LLC
80,000 5.000%,  7/31/2027
f
80,632
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 48,639
Total 3,115,572
Total Long-Term Fixed Income
(cost $165,270,546) 164,508,807
Shares Common Stock ( 33.3% ) Value
Communications Services (2.8%)
1,364 Alphabet, Inc., Class A
l
3,691,079
408 Alphabet, Inc., Class C
l
1,107,300
41,901 AT&T, Inc. 1,068,475
306 Charter Communications, Inc.
l
181,562
26,012 Comcast Corporation 1,300,340
9,118 Discovery, Inc., Class A
h,l
254,483
7,026 DISH Network Corporation
l
220,616
1,883 Electronic Arts, Inc. 249,799
4,462 Live Nation Entertainment, Inc.
l
488,634
1,302 Match Group, Inc.
l
146,735
6,345 Meta Platforms, Inc.
l
1,987,635
14,723 QuinStreet, Inc.
l
236,893
1,112 RingCentral, Inc.
l
196,257
16,392 Twitter, Inc.
l
614,864
18,804 Verizon Communications, Inc. 1,000,937
504 ViacomCBS, Inc. 16,859
132 Walt Disney Company
l
18,872
518 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,l
9,065
Total 12,790,405
Consumer Discretionary (3.6%)
1,042 Amazon.com, Inc.
l
3,117,112
6,932 Aptiv plc
l
946,773
201 AutoZone, Inc.
l
399,256

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.3%) Value
Consumer Discretionary (3.6%) - continued
858 Bloomin' Brands, Inc.
l
$ 17,443
149 Booking Holdings, Inc.
l
365,963
2,960 Caesars Entertainment, Inc.
l
225,374
1,206 Carvana Company
l
195,444
4,931 Cedar Fair, LP
l
245,219
578 Chipotle Mexican Grill, Inc.
l
858,665
2,682 Cimpress plc
l
180,284
9,090 Clarus Corporation 204,798
9,506 Cooper-Standard Holdings, Inc.
l
195,729
3,101 D.R. Horton, Inc. 276,671
522 Dick's Sporting Goods, Inc.
h
60,239
17 Dollar General Corporation 3,544
760 Emerald Holding, Inc.
l
2,478
15,351 Everi Holdings, Inc.
l
303,489
1,930 Expedia Group, Inc.
l
353,750
7,803 Ford Motor Company 158,401
297 Garmin, Ltd. 36,953
6,863 Harley-Davidson, Inc. 237,254
1,932 Home Depot, Inc. 709,005
6,573 Leggett & Platt, Inc. 261,934
7,492 Libbey, Inc.
c,l
74,920
4,356 Lowe's Companies, Inc. 1,033,897
1,348 Lululemon Athletica, Inc.
l
449,908
1,385 McDonald's Corporation 359,338
4,723 Miller Industries, Inc. 148,633
857 Mohawk Industries, Inc.
l
135,295
1,880 NIKE, Inc. 278,372
129 NVR, Inc.
l
687,211
5,221 Penn National Gaming, Inc.
l
238,130
520 RH
l
209,466
3,247 Ross Stores, Inc. 317,394
2,777 Sleep Number Corporation
l
198,556
4,661 Sony Group Corporation ADR 520,447
6,381 Stoneridge, Inc.
l
120,409
1,214 Target Corporation 267,602
1,957 Tesla, Inc.
l
1,833,161
12,859 ThredUp, Inc.
l
119,203
875 Under Armour, Inc., Class C
l
13,991
119 Vail Resorts, Inc. 32,975
4,578 Zumiez, Inc.
l
205,781
Total 16,600,467
Consumer Staples (1.4%)
4,169 BJ's Wholesale Club Holdings,
Inc.
l
256,268
1,667 Bunge, Ltd. 164,800
2,304 Colgate-Palmolive Company 189,965
1,166 Costco Wholesale Corporation 588,982
8,371 Hain Celestial Group, Inc.
l
305,793
1,563 John B. Sanfilippo & Son, Inc. 123,633
1,297 Kimberly-Clark Corporation 178,532
10,659 Lamb Weston Holdings, Inc. 684,414
3,226 Monster Beverage Corporation
l
279,759
116 PepsiCo, Inc. 20,128
9,699 Philip Morris International, Inc. 997,542
19,122 Primo Water Corporation 319,337
2,171 Procter & Gamble Company 348,337
3,882 Sysco Corporation 303,378
6,025 Turning Point Brands, Inc. 212,261
10,831 Walmart, Inc. 1,514,282
Total 6,487,411
Energy (1.4%)
13,092 APA Corporation 434,785
10,855 BP plc ADR 335,637
Shares Common Stock (33.3%) Value
Energy (1.4%) - continued
889 Chevron Corporation $ 116,752
577 CNX Resources Corporation
l
8,557
6,502 ConocoPhillips 576,207
24,381 Devon Energy Corporation 1,232,947
18 Diamondback Energy, Inc. 2,271
16,931 Enterprise Products Partners, LP 400,249
2,398 EOG Resources, Inc. 267,329
3,869 EQT Corporation
l
82,216
10,762 Exxon Mobil Corporation 817,482
7,883 Halliburton Company 242,323
10,564 Helmerich & Payne, Inc. 303,187
500 Kinder Morgan, Inc. 8,680
484 Marathon Oil Corporation 9,424
3,817 Marathon Petroleum Corporation 273,870
200 MPLX, LP 6,564
3,915 Pioneer Natural Resources
Company 856,954
824 Schlumberger, Ltd. 32,194
180 TC Energy Corporation 9,297
3,084 Valero Energy Corporation 255,879
225 Williams Companies, Inc. 6,737
Total 6,279,541
Financials (5.3%)
6,074 Air Lease Corporation 241,806
9,681 Ally Financial, Inc. 461,977
3,669 American Express Company 659,760
11,433 Arch Capital Group, Ltd.
l
529,577
3,904 Ares Capital Corporation 86,278
12,132 Assured Guaranty, Ltd. 646,514
26,000 Bank of America Corporation 1,199,640
130 Bank of Marin Bancorp 4,848
5,161 Bank of N.T. Butterfield & Son, Ltd. 189,151
1,523 Berkshire Hathaway, Inc.
l
476,730
1,600 BlackRock TCP Capital
Corporation 21,664
696 BlackRock, Inc. 572,766
2,249 Blackstone Mortgage Trust, Inc. 70,664
11,937 Bridgewater Bancshares, Inc.
l
212,359
9,697 Byline Bancorp, Inc. 252,122
2,418 Capital One Financial Corporation 354,793
473 Cboe Global Markets, Inc. 56,065
399 Central Pacific Financial
Corporation 11,611
16,084 Charles Schwab Corporation 1,410,567
3,144 Chubb, Ltd. 620,248
9,324 Citigroup, Inc. 607,179
1,436 Coinbase Global, Inc.
l
273,055
10,852 Columbia Banking System, Inc. 377,324
4,442 Comerica, Inc. 412,129
799 Community Trust Bancorp, Inc. 35,308
701 Customers Bancorp, Inc.
l
40,868
45 Dime Community Bancshares, Inc. 1,573
2,152 Discover Financial Services 249,094
1,418 Ellington Residential Mortgage
REIT 14,946
5,458 Enterprise Financial Services
Corporation 270,389
18,871 Equitable Holdings, Inc. 634,820
70 Essent Group, Ltd. 3,195
278 FactSet Research Systems, Inc. 117,285
230 Financial Institutions, Inc. 7,415
180 First Mid-Illinois Bancshares, Inc. 7,407
1,944 First Republic Bank 337,459
184 Flushing Financial Corporation 4,344

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.3%) Value
Financials (5.3%) - continued
1,134 FS KKR Capital Corporation $ 24,846
651 Fulton Financial Corporation 11,685
2,938 Glacier Bancorp, Inc. 152,570
1,235 Golub Capital BDC, Inc. 19,365
912 Great Southern Bancorp, Inc. 54,118
85 Hancock Whitney Corporation 4,481
2,076 Hanmi Financial Corporation 55,803
179 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 7,425
9,292 Heartland Financial USA, Inc. 483,463
139 HomeStreet, Inc. 6,776
660 Hometrust Bancshares, Inc. 20,546
11,910 Hope Bancorp, Inc. 199,493
1,790 Houlihan Lokey, Inc. 190,241
348 Independent Bank Corporation 8,519
6,527 J.P. Morgan Chase & Company 969,912
2,068 Kinsale Capital Group, Inc. 414,262
3,650 KKR & Company, Inc. 259,734
2,409 M&T Bank Corporation 408,036
2,048 Marsh & McLennan Companies,
Inc. 314,655
1,849 MetLife, Inc. 123,994
1,958 MidWestOne Financial Group, Inc. 62,519
1,913 Moody's Corporation 656,159
7,359 Morgan Stanley 754,592
333 OceanFirst Financial Corporation 7,559
127 Peapack-Gladstone Financial
Corporation 4,679
540 Popular, Inc. 48,152
1,932 Primerica, Inc. 298,185
11,552 Radian Group, Inc. 258,649
6,543 Raymond James Financial, Inc. 692,707
3,148 S&P Global, Inc. 1,307,113
6,932 Seacoast Banking Corporation of
Florida 253,018
1,245 Selective Insurance Group, Inc. 98,231
666 Sixth Street Specialty Lending, Inc. 15,891
1,823 Starwood Property Trust, Inc. 45,119
5,158 State Street Corporation 487,431
5,123 Synovus Financial Corporation 254,921
3,493 Texas Capital Bancshares, Inc.
l
219,011
3,709 Triumph Bancorp, Inc.
l
324,463
7,611 Truist Financial Corporation 478,123
394 TrustCo Bank Corporation NY 13,357
1,805 Umpqua Holdings Corporation 36,605
360 Washington Federal, Inc. 12,607
17,525 Wells Fargo & Company 942,845
6,135 Western Alliance Bancorp 608,531
10,377 Zions Bancorporation NA 703,768
844 Zurich Insurance Group AG 403,692
Total 24,190,781
Health Care (3.9%)
852 Abbott Laboratories 108,596
3,543 AbbVie, Inc. 485,001
2,204 Agilent Technologies, Inc. 307,061
444 Align Technology, Inc.
l
219,762
3,341 Amgen, Inc. 758,875
2,908 Anthem, Inc. 1,282,399
4,657 AstraZeneca plc ADR 271,084
2,749 Baxter International, Inc. 234,875
702 Becton, Dickinson and Company 178,406
1,383 Biogen, Inc.
l
312,558
2,197 Biohaven Pharmaceutical Holding
Company, Ltd.
l
291,915
Shares Common Stock (33.3%) Value
Health Care (3.9%) - continued
700 Bio-Techne Corporation $ 263,487
706 Boston Scientific Corporation
l
30,287
234 Bristol-Myers Squibb Company 15,184
4,141 Centene Corporation
l
322,004
1,995 Cigna Holding Company 459,768
3,085 CVS Health Corporation 328,583
3,132 Danaher Corporation 895,094
5,922 Edwards Lifesciences Corporation
l
646,682
7,028 Gilead Sciences, Inc. 482,683
5,117 GlaxoSmithKline plc ADR
h
229,344
7,418 Halozyme Therapeutics, Inc.
l
256,737
1,917 HCA Healthcare, Inc. 460,176
235 Henry Schein, Inc.
l
17,696
77 Illumina, Inc.
l
26,859
1,306 Insulet Corporation
l
323,888
1,818 Intuitive Surgical, Inc.
l
516,639
9,534 Ionis Pharmaceuticals, Inc.
l
303,181
885 IQVIA Holding, Inc.
l
216,737
7,634 Johnson & Johnson 1,315,262
13,574 Lantheus Holdings, Inc.
l
344,915
8,292 Medtronic plc 858,139
10,189 Merck & Company, Inc. 830,200
3,295 Novo Nordisk AS ADR 329,072
6,702 NuVasive, Inc.
l
348,571
4,411 Progyny, Inc.
l
178,646
501 Repligen Corporation
l
99,368
2,339 Stryker Corporation 580,189
7,380 Syneos Health, Inc.
l
668,333
2,173 Teladoc Health, Inc.
l
166,691
919 Thermo Fisher Scientific, Inc. 534,215
22,514 Viemed Healthcare, Inc.
l
104,240
2,345 Zimmer Biomet Holdings, Inc. 288,482
4,411 Zoetis, Inc. 881,274
Total 17,773,158
Industrials (3.9%)
3,597 Advanced Drainage Systems, Inc. 406,785
2,511 Aerojet Rocketdyne Holdings, Inc. 96,899
3,139 AMETEK, Inc. 429,321
2,554 ASGN, Inc.
l
293,378
13,004 Badger Infrastructure Solutions,
Ltd. 314,985
1,940 Carlisle Companies, Inc. 433,474
184 Caterpillar, Inc. 37,087
642 Chart Industries, Inc.
l
78,241
6,344 Crane Company 656,667
9,499 CSX Corporation 325,056
2,415 Curtiss-Wright Corporation 320,688
295 Deere & Company 111,038
10,473 Delta Air Lines, Inc.
l
415,673
16,283 Dun & Bradstreet Holdings, Inc.
l
326,637
2,596 Emerson Electric Company 238,702
2,766 Fluor Corporation
l
58,197
3,048 Forward Air Corporation 324,002
3,514 General Dynamics Corporation 745,319
101 Gorman-Rupp Company 4,051
1,081 Greenbrier Companies, Inc. 43,629
2,152 Helios Technologies, Inc. 164,908
3,153 Honeywell International, Inc. 644,725
10,126 Howmet Aerospace, Inc. 314,817
1,372 IDEX Corporation 295,584
842 Illinois Tool Works, Inc. 196,961
986 JetBlue Airways Corporation
l
14,425
6,103 Johnson Controls International plc 443,505
1,452 Kaman Corporation 58,036

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.3%) Value
Industrials (3.9%) - continued
1,925 L3Harris Technologies, Inc. $ 402,883
2,157 Lincoln Electric Holdings, Inc. 275,751
781 Linde plc 248,889
930 Lockheed Martin Corporation 361,891
3,592 ManpowerGroup, Inc. 376,693
10,105 Meritor, Inc.
l
232,920
1,430 Middleby Corporation
l
264,836
10,117 NAPCO Security Technologies,
Inc.
l
210,332
1,238 Norfolk Southern Corporation 336,724
1,595 Old Dominion Freight Line, Inc. 481,578
1,531 Parker-Hannifin Corporation 474,625
592 Patrick Industries, Inc. 38,125
4,012 Quanta Services, Inc. 412,113
3,909 Raytheon Technologies
Corporation 352,553
2,424 Regal Rexnord Corporation 384,155
7,068 Southwest Airlines Company
l
316,364
7,332 Sun Country Airlines Holdings,
Inc.
l
194,885
434 Teledyne Technologies, Inc.
l
182,901
1,788 Tennant Company 137,980
5,334 Timken Company 356,311
16,596 Uber Technologies, Inc.
l
620,690
3,225 Union Pacific Corporation 788,674
3,810 United Parcel Service, Inc. 770,420
2,926 United Rentals, Inc.
l
936,671
11,882 US Ecology, Inc.
l
339,588
1,181 Verisk Analytics, Inc. 231,630
1,967 WESCO International, Inc.
l
239,758
Total 17,762,730
Information Technology (7.8%)
1,129 Accenture plc 399,192
1,951 Adobe, Inc.
l
1,042,419
1,676 Advanced Energy Industries, Inc. 144,438
1,815 Advanced Micro Devices, Inc.
l
207,364
4,963 Agilysys, Inc.
l
188,892
219 Akamai Technologies, Inc.
l
25,086
3,669 Alliance Data Systems Corporation 253,308
3,067 Amphenol Corporation 244,103
1,109 ANSYS, Inc.
l
377,071
31,301 Apple, Inc. 5,470,789
3,126 AppLovin Corporation
h,l
201,377
520 Autodesk, Inc.
l
129,891
240 Automatic Data Processing, Inc. 49,481
3,402 Axcelis Technologies, Inc.
l
212,999
3,142 BigCommerce Holdings, Inc.
l
102,712
1,968 Bill.com Holdings, Inc.
l
370,397
7,275 Block, Inc.
l
889,660
1,720 Broadcom, Inc. 1,007,714
222 Broadridge Financial Solutions,
Inc. 35,347
213 CACI International, Inc.
l
52,709
906 Cadence Design Systems, Inc.
l
137,839
6,800 Calix, Inc.
l
341,904
8,466 Ciena Corporation
l
561,380
19,778 Cisco Systems, Inc. 1,101,041
3,490 Computer Services, Inc. 195,440
2,017 Dolby Laboratories, Inc. 177,193
10,024 Dropbox, Inc.
l
248,094
143 Euronet Worldwide, Inc.
l
19,146
1,697 Fidelity National Information
Services, Inc. 203,504
722 FLEETCOR Technologies, Inc.
l
172,024
Shares Common Stock (33.3%) Value
Information Technology (7.8%) - continued
16,712 Gilat Satellite Networks, Ltd.
h,l
$ 126,510
1,515 II-VI, Inc.
h,l
96,051
908 KLA-Tencor Corporation 353,457
9,840 Knowles Corporation
l
208,706
580 Lam Research Corporation 342,154
769 Littelfuse, Inc. 207,607
1,031 Lumentum Holdings, Inc.
l
104,626
2,739 Mastercard, Inc. 1,058,295
6,162 Microchip Technology, Inc. 477,432
22,291 Microsoft Corporation 6,932,055
5,418 National Instruments Corporation 223,330
1,391 NICE, Ltd. ADR
l
356,179
1,038 NortonLifeLock, Inc. 26,998
7,033 NVIDIA Corporation 1,722,100
7,559 ON Semiconductor Corporation
l
445,981
5,229 PayPal Holdings, Inc.
l
899,074
163 Pinterest, Inc.
l
4,818
7,834 QUALCOMM, Inc. 1,376,904
9,587 Sabre Corporation
l
87,721
4,495 Salesforce.com, Inc.
l
1,045,672
10,887 Samsung Electronics Company,
Ltd. 677,162
1,760 ServiceNow, Inc.
l
1,030,973
15,971 Sonos, Inc.
h,l
402,789
698 SunPower Corporation
h,l
11,712
485 TE Connectivity, Ltd. 69,360
22,547 Telefonaktiebolaget LM Ericsson
ADR 279,132
39 Teradyne, Inc. 4,580
6,594 Texas Instruments, Inc. 1,183,557
3,875 Trimble, Inc.
l
279,620
3,183 TTEC Holdings, Inc. 254,926
33,561 TTM Technologies, Inc.
l
451,731
867 VMware, Inc. 111,392
932 Western Digital Corporation
l
48,222
2,408 Workiva, Inc.
l
284,818
189 Ziff Davis, Inc.
l
19,856
234 Zoom Video Communications, Inc.
l
36,102
Total 35,804,116
Materials (1.2%)
6,259 Ashland Global Holdings, Inc. 601,114
9,531 Axalta Coating Systems, Ltd.
l
282,213
3,873 Ball Corporation 376,068
7,451 Carpenter Technology Corporation 213,993
7,375 CF Industries Holdings, Inc. 507,916
1,497 Crown Holdings, Inc. 171,257
2,425 Eastman Chemical Company 288,405
4,723 Ingevity Corporation
l
311,293
28,710 Ivanhoe Mines, Ltd.
l
245,960
2,333 LyondellBasell Industries NV 225,671
3,688 Nucor Corporation 373,963
2,175 PPG Industries, Inc. 339,735
1,392 Sherwin-Williams Company 398,822
6,391 Steel Dynamics, Inc. 354,828
4,034 UFP Technologies, Inc.
l
286,253
1,960 United States Lime & Minerals, Inc. 247,921
Total 5,225,412
Real Estate (1.1%)
3,027 Agree Realty Corporation 197,905
1,862 Alexandria Real Estate Equities,
Inc. 362,792
10,690 American Campus Communities,
Inc. 558,659

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.3%) Value
Real Estate (1.1%) - continued
1,008 AvalonBay Communities, Inc. $ 246,184
2,714 Camden Property Trust 434,484
2,621 CBRE Group, Inc.
l
265,612
1,535 Colliers International Group, Inc. 224,356
603 CubeSmart 30,596
1,892 Digital Realty Trust, Inc. 282,343
6,157 Duke Realty Corporation 355,751
4,434 Essential Properties Realty Trust,
Inc. 117,723
2,350 Healthcare Realty Trust, Inc. 72,897
17,281 Host Hotels & Resorts, Inc.
l
299,653
10,031 Independence Realty Trust, Inc. 230,613
1,275 iStar, Inc. 27,374
5,149 LXP Industrial Trust 76,669
725 MGIC Investment Corporation 11,005
12,042 National Storage Affiliates Trust 741,306
1,409 Public Storage, Inc. 505,169
2,857 Rayonier, Inc. REIT 104,395
Total 5,145,486
Utilities (0.9%)
6,435 Alliant Energy Corporation 385,199
273 American Electric Power
Company, Inc. 24,679
13,143 CenterPoint Energy, Inc. 372,736
600 DTE Energy Company 72,258
3,888 Duke Energy Corporation 408,473
7,286 Entergy Corporation 814,356
379 Essential Utilities, Inc. 18,472
9,117 Exelon Corporation 528,330
418 NextEra Energy Partners, LP 31,442
755 NextEra Energy, Inc. 58,981
9,234 NiSource, Inc. 269,448
1,571 NorthWestern Corporation 91,307
3,254 Portland General Electric
Company 170,965
5,769 Sempra Energy 797,045
496 Southern Company 34,467
2,167 Spire, Inc. 142,849
Total 4,221,007
Total Common Stock
(cost $106,972,086) 152,280,514
Shares
Registered Investment
Companies ( 15.5% ) Value
Unaffiliated  (2.0%)
15,316 Aberdeen Asia-Pacific Income
Fund, Inc. 56,363
7,400 AllianceBernstein Global High
Income Fund, Inc. 83,990
10,436 Allspring Income Opportunities
Fund 85,888
4,273 BlackRock Core Bond Trust 60,933
4,785 BlackRock Corporate High Yield
Fund, Inc. 53,449
6,035 BlackRock Credit Allocation
Income Trust 82,438
5,194 BlackRock Enhanced Global
Dividend Trust 61,185
4,415 BlackRock Multi-Sector Income
Trust 73,951
1,163 Blackstone Strategic Credit Fund 15,631
1,100 Brookfield Real Assets Income
Fund, Inc. 23,001
Shares
Registered Investment
Companies (15.5%) Value
Unaffiliated  (2.0%)- continued
6,637 Eaton Vance Limited Duration
Income Fund $ 81,569
1,700 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 17,000
2,475 First Trust High Income Long/Short
Fund 35,541
4,876 Invesco Dynamic Credit
Opportunities Fund
c
57,578
1,000 Invesco Senior Loan ETF 21,980
6,200 iShares S&P U.S. Preferred Stock
Index Fund
h
233,430
13,575 Nuveen Credit Strategies Income
Fund 87,830
1,000 Nuveen Preferred Income
Opportunities Fund 9,190
1,975 Nuveen Quality Preferred Income
Fund II 18,328
6,097 PGIM Global High Yield Fund, Inc. 87,919
5,833 PGIM High Yield Bond Fund, Inc. 90,295
1,344 Pimco Dynamic Income Fund 33,761
106,200 SPDR Blackstone Senior Loan
ETF
h
4,841,658
2,800 SPDR Bloomberg High Yield Bond
ETF
h
295,596
37,522 SPDR Bloomberg Short Term High
Yield Bond ETF 1,004,464
919 Tri-Continental Corporation 28,691
10,350 Vanguard Intermediate-Term
Corporate Bond ETF
h
936,261
9,575 Vanguard Short-Term Corporate
Bond ETF
h
768,777
3,942 Virtus Dividend, Interest &
Premium Strategy Fund 58,066
5,771 Voya Global Equity Dividend &
Premium Opportunity Fund 35,319
14,538 Western Asset High Income
Opportunity Fund, Inc. 69,346
Total 9,409,428
Affiliated  (13.5%)
2,946,096 Thrivent Core Emerging Markets
Debt Fund 27,398,691
3,313,483 Thrivent Core International Equity
Fund 34,228,283
Total 61,626,974
Total Registered Investment
Companies (cost $69,570,468) 71,036,402
Shares
Collateral Held for Securities
Loaned ( 1.9% ) Value
8,587,760 Thrivent Cash Management Trust 8,587,760
Total Collateral Held for
Securities Loaned
(cost $8,587,760) 8,587,760
Shares Preferred Stock ( 1.0% ) Value
Communications Services (0.1%)
9,675 AT&T, Inc., 4.750%
i
237,715
3,000 Telephone and Data Systems, Inc.,
6.000%
i
76,110

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.0%) Value
Communications Services (0.1%) - continued
1,466 ViacomCBS, Inc., Convertible,
5.750%
h
$ 85,585
Total 399,410
Consumer Staples (<0.1%)
800 CHS, Inc., 7.100%
b,i
21,880
Total 21,880
Energy (<0.1%)
6,012 Crestwood Equity Partners, LP,
9.250%
i
59,819
1,450 Energy Transfer, LP, 7.600%
b,i
36,105
1,145 NuStar Logistics, LP, 6.975%
b
28,866
Total 124,790
Financials (0.4%)
2,475 Aegon Funding Corporation II,
5.100% 63,162
5,200 Allstate Corporation, 5.100%
i
134,004
3,000 Bank of America Corporation,
4.250%
i
69,810
1,700 Bank of America Corporation,
5.375%
i
44,506
95 Bank of America Corporation,
Convertible, 7.250%
i
133,760
5,050 Capital One Financial Corporation,
5.000%
i
126,603
2,200 Cobank ACB, 6.250%
b,i
228,360
5,375 Equitable Holdings, Inc., 5.250%
i
137,761
140 First Horizon Bank, 3.750%
b,f,i
122,678
2,600 First Republic Bank, 4.500%
i
61,802
4,500 J.P. Morgan Chase & Company,
4.200%
i
103,995
3,350 J.P. Morgan Chase & Company,
4.750%
i
84,018
2,875 J.P. Morgan Chase & Company,
5.750%
i
75,498
5,040 Morgan Stanley, 5.850%
b,i
139,104
2,800 Morgan Stanley, 7.125%
b,i
75,824
725 Synovus Financial Corporation,
5.875%
b,i
19,372
4,325 Truist Financial Corporation,
4.750%
i
109,942
4,500 Wells Fargo & Company, 4.250%
h,i
103,995
95 Wells Fargo & Company,
Convertible, 7.50%
i
135,290
Total 1,969,484
Health Care (0.1%)
2,100 Becton, Dickinson and Company,
Convertible, 6.000%
h
110,586
1,649 Boston Scientific Corporation,
Convertible, 5.500% 192,174
74 Danaher Corporation, Convertible,
5.000% 114,271
Total 417,031
Industrials (0.1%)
130 Fluor Corporation, Convertible,
6.500%
f,i
152,977
1,070 Stanley Black & Decker, Inc.,
Convertible, 5.250%
h
111,676
Total 264,653
Shares Preferred Stock (1.0%) Value
Real Estate (0.1%)
5,275 Public Storage, 4.125%
i
$ 124,912
1,125 Public Storage, 4.625%
h,i
28,845
300 Public Storage, 4.700%
i
7,641
Total 161,398
Utilities (0.2%)
1,378 AES Corporation, Convertible,
6.875% 125,467
1,182 American Electric Power
Company, Inc., Convertible,
6.125% 59,868
758 American Electric Power
Company, Inc., Convertible,
6.125% 40,235
5,650 CMS Energy Corporation, 4.200%
i
130,628
1,245 Essential Utilities, Inc., Convertible,
6.000% 72,857
3,039 NextEra Energy, Inc., Convertible,
4.872% 176,748
1,048 NextEra Energy, Inc., Convertible,
5.279% 53,438
265 NiSource, Inc., Convertible,
7.750% 30,170
2,750 Southern Company, 4.950% 70,180
3,474 Southern Company, Convertible,
6.750% 185,164
Total 944,755
Total Preferred Stock
(cost $4,291,992) 4,303,401
Shares or
Principal
Amount Short-Term Investments ( 21.3% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.050%, 2/2/2022
m
400,000
400,000 0.045%, 2/9/2022
m,n
399,998
900,000 0.030%, 2/15/2022
m,n
899,993
300,000 0.040%, 3/16/2022
m,n
299,964
Thrivent Core Short-Term Reserve
Fund
9,419,494 0.210% 94,194,936
U.S. Treasury Bills
1,000,000 0.125%, 4/14/2022
m,o
999,730
Total Short-Term Investments
(cost $97,185,543) 97,194,621
Total Investments (cost
$490,185,552) 117.4% $536,268,461
Other Assets and Liabilities, Net
(17.4%) (79,363,680)
Total Net Assets 100.0% $456,904,781
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $41,096,080 or
9.0% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2022.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At January 31, 2022, $919,751 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of January 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 519,309
Common Stock 7,932,780
Total lending $8,452,089
Gross amount payable upon return of
collateral for securities loaned $8,587,760
Net amounts due to counterparty $135,671
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR3M - CME Term SOFR 3 Month

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,873,859 – 2,069,368 804,491
Capital Goods 7,840,270 – 6,994,807 845,463
Communications Services 6,425,482 – 6,126,088 299,394
Consumer Cyclical 6,086,994 – 5,805,346 281,648
Consumer Non-Cyclical 5,768,782 – 5,554,782 214,000
Energy 407,569 – 407,569 –
Financials 1,258,857 – 1,114,682 144,175
Technology 4,184,235 – 4,184,235 –
Transportation 1,805,671 – 1,805,671 –
Utilities 1,705,237 – 1,705,237 –
Long-Term Fixed Income
Asset-Backed Securities 10,288,710 – 10,288,710 –
Basic Materials 2,132,546 – 2,132,546 –
Capital Goods 3,868,628 – 3,868,628 –
Collateralized Mortgage Obligations 9,861,919 – 9,861,919 –
Commercial Mortgage-Backed Securities 1,235,639 – 1,235,639 –
Communications Services 5,419,034 – 5,419,034 –
Consumer Cyclical 8,089,570 – 8,089,570 –
Consumer Non-Cyclical 7,183,740 – 7,183,740 –
Energy 6,488,694 – 6,488,694 –
Financials 20,503,741 – 20,503,741 –
Foreign Government 35,060 – 35,060 –
Mortgage-Backed Securities 68,075,764 – 68,075,764 –
Technology 4,773,141 – 4,773,141 –
Transportation 2,350,890 – 2,350,890 –
U.S. Government & Agencies 11,086,159 – 11,086,159 –
Utilities 3,115,572 – 3,115,572 –
Common Stock
Communications Services 12,790,405 12,781,340 – 9,065
Consumer Discretionary 16,600,467 16,525,547 – 74,920
Consumer Staples 6,487,411 6,487,411 – –
Energy 6,279,541 6,279,541 – –
Financials 24,190,781 23,787,089 403,692 –
Health Care 17,773,158 17,773,158 – –
Industrials 17,762,730 17,447,745 314,985 –
Information Technology 35,804,116 35,126,954 677,162 –
Materials 5,225,412 4,979,452 245,960 –
Real Estate 5,145,486 5,145,486 – –
Utilities 4,221,007 4,221,007 – –
Registered Investment Companies
Unaffiliated 9,409,428 9,351,850 – 57,578
Preferred Stock
Communications Services 399,410 399,410 – –
Consumer Staples 21,880 21,880 – –
Energy 124,790 124,790 – –
Financials 1,969,484 1,618,446 351,038 –
Health Care 417,031 417,031 – –
Industrials 264,653 111,676 152,977 –
Real Estate 161,398 161,398 – –
Utilities 944,755 944,755 – –
Short-Term Investments 2,999,685 – 2,999,685 –
Subtotal Investments in Securities $371,858,791 $163,705,966 $205,422,091 $2,730,734
Other Investments  * Total
Affiliated Registered Investment Companies 61,626,974
Affiliated Short-Term Investments 94,194,936
Collateral Held for Securities Loaned 8,587,760
Subtotal Other Investments $164,409,670
Total Investments at Value $536,268,461

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,305,477 1,305,477 – –
Total Asset Derivatives $1,305,477 $1,305,477 $– $–
Liability Derivatives
Futures Contracts 585,564 585,564 – –
Total Liability Derivatives $585,564 $585,564 $– $–
The following table presents Balanced Income Plus Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling
$1,332,357 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 32 March 2022 $ 4,162,353 ( $ 67,353)
CBOT U.S. Long Bond 7 March 2022 1,121,718 (32,343)
CME E-mini S&P 500 Index 44 March 2022 10,201,515 (292,165)
CME Ultra Long Term U.S. Treasury Bond 24 March 2022 4,655,760 (121,260)
ICE mini MSCI EAFE Index 27 March 2022 3,090,098 (72,443)
Total Futures Long Contracts $ 23,231,444 ( $ 585,564)
CBOT 2-Yr. U.S. Treasury Note (67) March 2022 ( $ 14,569,062) $ 53,094
CBOT 5-Yr. U.S. Treasury Note (16) March 2022 (1,935,575) 28,325
CME E-mini Russell 2000 Index (104) March 2022 (11,625,297) 1,098,417
CME E-mini S&P Mid-Cap 400 Index (8) March 2022 (2,221,164) 117,404
Ultra 10-Yr. U.S. Treasury Note (4) March 2022 (579,550) 8,237
Total Futures Short Contracts ( $ 30,930,648) $1,305,477
Total Futures Contracts ( $ 7,699,204) $719,913

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $27,203 $1,335 $– $27,399 2,946 6.0%
Core International Equity 35,964 1,665 – 34,228 3,313 7.5
Total Affiliated Registered Investment
Companies 63,167 61,627 13.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% 78,736 67,720 52,261 94,195 9,419 20.6
Total Affiliated Short-Term Investments 78,736 94,195 20.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,222 32,194 26,828 8,588 8,588 1.9
Total Collateral Held for Securities Loaned 3,222 8,588 1.9
Total Value $145,125 $164,410
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(1,139) $– $334
Core International Equity – (3,401) – 1,665
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% – – – 39
Total Income/Non Income Cash from Affiliated Investments $2,038
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 7
Total Affiliated Income from Securities Loaned, Net $7
Total $– $(4,540) $1

Global Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 81.8% ) Value
Communications Services (6.1%)
11,326 Alphabet, Inc., Class A
a
$ 30,648,949
2,230 Alphabet, Inc., Class C
a
6,052,153
64,360 Altice USA, Inc.
a
928,071
7,469 AMC Networks, Inc.
a,b
318,403
554,380 Auto Trader Group plc
c
5,023,592
171,699 BCE, Inc. 8,968,897
4,303 Cars.com, Inc.
a
67,041
87,446 Carsales.com, Ltd. 1,383,154
157,747 Comcast Corporation 7,885,773
216 CTS Eventim AG & Company
KGAA
a
15,355
93,650 Deutsche Telekom AG 1,768,007
99,296 Discovery, Inc., Class A
a,b
2,771,351
3,965 Discovery, Inc., Class C
a,b
108,443
1,303 E.W. Scripps Company
a
26,712
11,947 Fox Corporation, Class A 485,168
3,442 Gray Television, Inc. 71,766
1,664 Hemisphere Media Group, Inc.
a
10,799
12,714 Ipsos SA 580,939
103,900 KDDI Corporation 3,319,472
987 Liberty Global plc, Class A
a
26,767
3,538 Lions Gate Entertainment
Corporation, Class B
a
51,584
48,982 Live Nation Entertainment, Inc.
a
5,364,019
20,165 Lumen Technologies, Inc. 249,239
18,600 M3, Inc. 715,107
12,949 Match Group, Inc.
a
1,459,352
1,818 MediaAlpha, Inc.
a
26,997
154,865 Mediaset Espana Comunicacion
SA
a
725,149
56,327 Meta Platforms, Inc.
a
17,644,996
3,338 Nexstar Broadcasting Group, Inc. 552,038
2,700 Nintendo Company, Ltd. 1,323,113
109,600 Nippon Telegraph and Telephone
Corporation 3,136,504
11,119 Omnicom Group, Inc. 837,928
12,540 REA Group, Ltd. 1,299,101
3,965 Rightmove plc 34,946
6,244 Scout24 SE
c
373,042
63,200 SoftBank Corporation 792,267
28,200 SoftBank Group Corporation 1,249,247
3,378 Spark New Zealand, Ltd. 9,655
1,818 Stroeer SE 136,124
420,331 Telefonica SA 1,959,392
3,335 Telenet Group Holding NV 128,025
5,214 Telephone & Data Systems, Inc. 103,237
4,932 TELUS Corporation 116,049
66,100 TV Asahi Holdings Corporation 859,694
148,376 Twitter, Inc.
a
5,565,584
636 United States Cellular Corporation
a
19,474
23,036 Upwork, Inc.
a
626,579
156,788 Verizon Communications, Inc. 8,345,825
1,383 ViacomCBS, Inc. 46,261
482,600 Z Holdings Corporation 2,450,965
13,979 Zillow Group, Inc.
a
696,993
22,373 ZoomInfo Technologies, Inc.
a
1,182,637
Total 128,541,935
Consumer Discretionary (8.9%)
5,602 Adidas AG 1,537,278
931 Adient plc
a
39,074
8,473 Amazon.com, Inc.
a
25,346,725
9,231 American Axle & Manufacturing
Holdings, Inc.
a
75,140
61,194 Aptiv plc
a
8,357,877
Shares Common Stock (81.8%) Value
Consumer Discretionary (8.9%) - continued
20,235 ARB Corporation, Ltd. $ 666,721
189,806 Aristocrat Leisure, Ltd. 5,502,041
2,306 AutoZone, Inc.
a
4,580,523
223,513 B&M European Value Retail SA 1,711,578
15,599 Bally's Corporation
a
557,508
33,700 Bandai Namco Holdings, Inc. 2,368,710
77,191 Barratt Developments plc 642,000
1,454 Bayerische Motoren Werke AG 153,895
11,274 Bellway plc 433,814
9,809 Betsson AB 54,884
2,562 BJ's Restaurants, Inc.
a
77,091
8,746 Brinker International, Inc.
a
290,455
1,453 Brunswick Corporation 131,918
5,518 Burlington Stores, Inc.
a
1,307,380
12,767 Caesars Entertainment, Inc.
a
972,079
13,348 Carvana Company
a
2,163,177
1,630 Cheesecake Factory, Inc.
a
58,158
8,725 Chegg, Inc.
a
230,951
13,464 Chewy, Inc.
a,b
641,021
14,080 Chico's FAS, Inc.
a
66,317
4,062 Chipotle Mexican Grill, Inc.
a
6,034,426
21,700 Chiyoda Company, Ltd. 145,080
7,670 Choice Hotels International, Inc. 1,099,878
314 Churchill Downs, Inc. 66,034
27,580 Cooper-Standard Holdings, Inc.
a
567,872
1,737 Cracker Barrel Old Country Store,
Inc. 206,946
7,161 Culp, Inc. 64,807
33,791 D.R. Horton, Inc. 3,014,833
3,835 Dana, Inc. 83,066
2,465 Darden Restaurants, Inc. 344,780
1,222 Deckers Outdoor Corporation
a
391,321
2,986 Denny's Corporation
a
46,283
13,505 Dollarama, Inc. 696,844
8,155 Domino's Pizza Enterprises, Ltd. 601,538
1,675 Dorman Products, Inc.
a
156,830
53,011 Duluth Holdings, Inc.
a
799,406
9,483 Emerald Holding, Inc.
a
30,915
52,138 Entain plc
a
1,128,754
97,586 Everi Holdings, Inc.
a
1,929,275
300 Fast Retailing Company, Ltd. 176,539
10,712 Ferrari NV 2,468,810
12,522 Five Below, Inc.
a
2,053,608
6,727 Foot Locker, Inc. 300,562
70,000 Galaxy Entertainment Group, Ltd.
a
405,388
31,192 Gap, Inc. 563,639
762 Garmin, Ltd. 94,808
33,572 Gentex Corporation 1,054,161
1,179 G-III Apparel Group, Ltd.
a
32,033
21,136 Goodyear Tire & Rubber
Company
a
438,149
92 Graham Holdings Company 54,751
2,695 Grand Canyon Education, Inc.
a
225,518
673 Group 1 Automotive, Inc. 114,282
7,926 Groupon, Inc.
a,b
242,060
15,349 Hanesbrands, Inc. 247,119
11,722 Harley-Davidson, Inc. 405,230
948 Hermes International 1,423,337
3,300 Hikari Tsushin, Inc. 396,214
125,900 Honda Motor Company, Ltd. 3,708,105
61,847 Howden Joinery Group plc 682,323
88,565 Industria de Diseno Textil SA 2,686,108
51,252 InterContinental Hotels Group plc
a
3,386,396
3,300 Izumi Company, Ltd. 91,283
79,803 JD Sports Fashion plc 204,628

Global Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (81.8%) Value
Consumer Discretionary (8.9%) - continued
7,000 KOMEDA Holdings Company, Ltd. $ 129,572
9,751 Lear Corporation 1,631,537
10,822 Leggett & Platt, Inc. 431,257
5,627 Lithia Motors, Inc. 1,643,816
43,485 Lowe's Companies, Inc. 10,321,165
3,658 LVMH Moet Hennessy Louis
Vuitton SE 3,004,583
2,412 M.D.C. Holdings, Inc. 122,264
47,777 Macy's, Inc. 1,223,091
27,296 Magnite, Inc.
a
370,407
58 Marriott Vacations Worldwide
Corporation 9,418
10,400 McDonald's Holdings Company
(Japan), Ltd. 454,172
56,491 Melco Resorts & Entertainment.
Ltd. ADR
a
596,545
90,400 MGM China Holdings, Ltd.
a
60,230
9,938 Mohawk Industries, Inc.
a
1,568,912
150,024 Moneysupermarket.com Group plc 383,385
444 Murphy USA, Inc. 87,317
4,600 NGK Spark Plug Company, Ltd. 78,200
50,700 NHK Spring Company, Ltd. 397,365
163,200 Nissan Motor Company, Ltd.
a
863,751
21,600 Nitori Holdings Company, Ltd. 3,094,474
30,448 Nordstrom, Inc.
a,b
685,080
15,443 Norwegian Cruise Line Holdings,
Ltd.
a
321,678
301 NVR, Inc.
a
1,603,493
58,300 Pan Pacific International Holdings
Company 784,650
9,435 Papa John's International, Inc. 1,164,751
15,839 Party City Holdco, Inc.
a
74,918
19,618 Penn National Gaming, Inc.
a
894,777
4,140 Perdoceo Education Corporation
a
45,623
23,795 Pirelli & C. SPA
c
168,236
24,586 Planet Fitness, Inc.
a
2,179,303
14,500 PLENUS Company, Ltd. 247,689
12,143 Porsche Automobil Holding SE 1,137,173
14,970 Premier Investments, Ltd. 307,151
2,374 PUMA SE 253,904
14,400 PVH Corporation 1,368,144
42,280 Qurate Retail, Inc. 297,228
26,530 Renault SA
a
1,054,361
9,017 Ross Stores, Inc. 881,412
4,946 Ruth's Hospitality Group, Inc.
a
99,068
156,400 Sands China, Ltd.
a
436,114
30,400 Sangetsu Company, Ltd. 421,003
18,100 Sekisui House, Ltd. 366,709
20,986 Skyline Champion Corporation
a
1,413,197
57,300 Sony Group Corporation 6,410,064
50,770 Sony Group Corporation ADR 5,668,978
943 Standard Motor Products, Inc. 45,141
1,544 Strategic Education, Inc. 92,115
572,085 Tabcorp Holdings, Ltd. 2,010,064
3,200 Takara Standard Company, Ltd. 38,098
16,287 Tapestry, Inc. 618,092
36,283 Taylor Morrison Home Corporation
a
1,113,525
18,840 Tenneco, Inc.
a
197,820
16,808 Tesla, Inc.
a
15,744,390
1,805 Thor Industries, Inc. 170,735
46,130 ThredUp, Inc.
a
427,625
13,873 Thule Group AB
c
669,601
15,187 Toll Brothers, Inc. 895,577
1,563 TopBuild Corporation
a
363,632
279,500 Toyota Motor Corporation 5,523,808
13,479 Tri Pointe Homes, Inc.
a
320,935
Shares Common Stock (81.8%) Value
Consumer Discretionary (8.9%) - continued
13,608 TripAdvisor, Inc.
a
$ 369,457
13,994 Tupperware Brands Corporation
a
215,787
3,143 Ulta Beauty, Inc.
a
1,143,235
2,635 Urban Outfitters, Inc.
a
75,677
1,469 Vail Resorts, Inc. 407,060
47 Volkswagen AG 13,610
8,092 Weight Watchers International,
Inc.
a
101,959
364 Williams-Sonoma, Inc.
b
58,437
5,488 Wingstop, Inc. 841,036
3,995 Wolverine World Wide, Inc. 105,828
20,701 Wyndham Hotels & Resorts, Inc. 1,737,849
9,600 Wynn Macau, Ltd.
a
8,675
5,266 Xometry, Inc.
a,b
271,726
6,044 Yum! Brands, Inc. 756,527
Total 185,924,440
Consumer Staples (4.4%)
36,280 Alimentation Couche-Tard, Inc. 1,463,301
16,900 Arcs Company, Ltd. 317,674
18 Barry Callebaut AG 41,321
6,893 Beyond Meat, Inc.
a,b
448,941
45,822 BJ's Wholesale Club Holdings,
Inc.
a
2,816,678
891 Boston Beer Company, Inc.
a
374,960
94,684 Canopy Growth Corporation
a,b
761,256
30,068 Carlsberg AS 4,868,931
2,363 Casey's General Stores, Inc. 443,795
16,325 Coca-Cola HBC AG 540,694
20,124 Coty, Inc.
a
170,652
12,962 Darling Ingredients, Inc.
a
826,587
39,459 Davide Campari-Milano NV 495,417
134,597 Diageo plc 6,791,950
44,329 e.l.f. Beauty, Inc.
a
1,310,365
31,350 ForFarmers BV 142,606
3,277 Glanbia plc 45,010
15,271 Greggs plc 553,838
1,874 Hershey Company 369,309
4,921 Ingredion, Inc. 466,019
2,900 Japan Tobacco, Inc. 57,898
2,918 JDE Peet's BV 87,377
68,900 Kao Corporation 3,443,042
14,070 Kimberly-Clark Corporation 1,936,735
7,200 Kobe Bussan Company, Ltd. 224,132
73,004 Lamb Weston Holdings, Inc. 4,687,587
159 Lindt & Spruengli AG 1,845,253
15,806 L'Oreal SA 6,751,444
1,139 McCormick & Company, Inc. 114,253
139 Medifast, Inc. 27,621
8,200 Ministop Company, Ltd. 104,076
6,089 Molson Coors Beverage Company 290,202
106,935 Nestle SA 13,809,412
4,553 Performance Food Group
Company
a
192,091
90,970 Philip Morris International, Inc. 9,356,264
519 PriceSmart, Inc. 37,062
14,290 Royal Unibrew AS 1,642,856
672 Seneca Foods Corporation
a
31,416
5,900 Seven & I Holdings Company, Ltd. 300,066
17,299 Sprouts Farmers Markets, Inc.
a
469,495
42,290 Sysco Corporation 3,304,963
27,446 Turning Point Brands, Inc. 966,923
43,584 Unilever plc 2,226,140
4,071 US Foods Holding Corporation
a
143,543
1,777 Utz Brands, Inc. 28,627

Global Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (81.8%) Value
Consumer Staples (4.4%) - continued
118,486 Walmart, Inc. $ 16,565,528
Total 91,893,310
Energy (4.0%)
32,211 Antero Midstream Corporation 320,499
44,624 Antero Resources Corporation
a
871,507
26,394 APA Corporation 876,545
14,224 Archrock, Inc. 120,050
626,219 BP plc 3,246,270
118,242 BP plc ADR 3,656,043
446 Callon Petroleum Company
a,b
22,050
8,090 ChampionX Corporation
a
181,216
18,121 Comstock Resources, Inc.
a
140,981
70,840 ConocoPhillips 6,277,841
10,177 Continental Resources, Inc.
b
528,593
6,418 Core Laboratories NV 171,168
105,694 Devon Energy Corporation 5,344,946
9,360 Diamondback Energy, Inc. 1,180,858
55,391 DNO International ASA 81,329
1,116 DT Midstream, Inc. 57,697
4,672 Enbridge, Inc. 197,517
20,878 EnLink Midstream, LLC 166,189
181,913 Enterprise Products Partners, LP 4,300,423
646 EQT Corporation
a
13,727
102,062 Equinor ASA 2,813,627
4,612 Equitrans Midstream Corporation 37,403
145,357 Galp Energia SGPS SA 1,602,739
92,001 Halliburton Company 2,828,111
7,218 Helix Energy Solutions Group, Inc.
a
25,479
11,080 HollyFrontier Corporation 389,573
74,271 Italgas SPA 492,743
58,432 John Wood Group plc
a
175,900
2,019 Liberty Oilfield Services, Inc.
a
24,430
2,317 Lundin Energy AB 94,227
54,719 Marathon Oil Corporation 1,065,379
41,551 Marathon Petroleum Corporation 2,981,284
55,225 Neste Oil Oyj 2,490,608
25,955 Nine Energy Service, Inc.
a,b
31,665
1,688 Northern Oil and Gas, Inc. 39,702
38,173 NOV, Inc. 626,801
4,626 Oceaneering International, Inc.
a
60,277
40,988 OMV AG 2,508,633
99,570 Origin Energy, Ltd. 398,429
1,786 Par Pacific Holdings, Inc.
a
25,183
8,906 Peabody Energy Corporation
a
96,185
961 Pembina Pipeline Corporation 30,512
38,612 Petrofac, Ltd.
a
62,092
24,313 Pioneer Natural Resources
Company 5,321,873
20,463 ProPetro Holding Corporation
a
215,066
464 Ranger Oil Corporation, Class A
a
14,389
255 RPC, Inc.
a
1,507
151,228 Saipem SPA
a
231,319
454,127 Shell plc 11,665,943
13,781 SM Energy Company 452,155
28,805 Southwestern Energy Company
a
126,742
24,488 Talos Energy, Inc.
a
260,552
4,112 Targa Resources Corporation 242,937
177,022 TC Energy Corporation 9,141,112
149,775 TechnipFMC plc
a
972,040
54,103 Tenaris SA ADR 1,319,031
120,506 TotalEnergies SE 6,852,833
38,851 Transocean, Ltd.
a,b
122,381
9,517 Washington H. Soul Pattinson and
Company, Ltd. 184,762
Shares Common Stock (81.8%) Value
Energy (4.0%) - continued
3,527 World Fuel Services Corporation $ 99,497
7,442 Worley, Ltd. 61,319
Total 83,941,889
Financials (14.1%)
6,824 AB Industrivarden, Class A 215,720
91,897 AB Industrivarden, Class C 2,854,376
286,975 Aegon NV 1,618,960
18,501 Air Lease Corporation 736,525
1,801 Alleghany Corporation
a
1,195,864
44,506 Allianz SE 11,426,974
11,799 American Equity Investment Life
Holding Company 485,411
40,225 American Express Company 7,233,259
7,286 American Financial Group, Inc. 949,220
11,894 Ameris Bancorp 586,493
1,115 Amundi SA
c
86,676
26,731 Annaly Capital Management, Inc. 211,175
8,839 Apollo Commercial Real Estate
Finance, Inc. 120,652
3,374 Arch Capital Group, Ltd.
a
156,284
6,977 Arthur J. Gallagher & Company 1,101,947
1,120 Artisan Partners Asset
Management, Inc. 48,395
23,775 ASX, Ltd. 1,410,058
27,232 Azimut Holding SPA 732,511
17,617 Baloise Holding AG 3,086,086
698,198 Banco Santander SA 2,448,291
232,672 Bank Hapoalim, Ltd. 2,414,610
369,280 Bank Leumi Le-Israel BM 3,960,525
241,586 Bank of America Corporation 11,146,778
34,477 Bank of Montreal
b
3,902,412
42,729 Bank of Nova Scotia 3,077,738
7,102 BankFinancial Corporation 76,560
13,389 BankUnited, Inc. 558,991
9,739 Banner Corporation 604,889
3,095 Banque Cantonale Vaudoise 255,906
1,294,159 Barclays plc 3,471,994
3,118 Blackstone Mortgage Trust, Inc. 97,968
186,219 BPER Banca 392,031
13,489 Brighthouse Financial, Inc.
a
734,476
2,133 BrightSpire Capital, Inc. 20,029
2,394 Brookline Bancorp, Inc. 40,937
2,710 Brown & Brown, Inc. 179,619
8,348 BRP Group, Inc.
a
254,781
933 Byline Bancorp, Inc. 24,258
208,092 CaixaBank SA 669,508
51,672 Canadian Imperial Bank of
Commerce 6,488,522
10,335 Canadian Western Bank 314,079
26,343 Capital One Financial Corporation 3,865,308
3,689 Cboe Global Markets, Inc. 437,257
19,873 Central Pacific Financial
Corporation 578,304
176,165 Charles Schwab Corporation 15,449,670
11,528 Chimera Investment Corporation 167,156
34,252 Chubb, Ltd. 6,757,235
109,183 CI Financial Corporation 2,026,218
5,553 Cincinnati Financial Corporation 654,310
8,423 CNO Financial Group, Inc. 210,070
9,667 Coinbase Global, Inc.
a
1,838,180
48,376 Comerica, Inc. 4,488,325
18,709 Commonwealth Bank of Australia 1,247,696
11,922 Community Trust Bancorp, Inc. 526,833
11,205 Customers Bancorp, Inc.
a
653,251

Global Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (81.8%) Value
Financials (14.1%) - continued
313,200 DBS Group Holdings, Ltd. $ 8,226,785
226,263 Deutsche Bank AG
a
3,150,361
29,281 Deutsche Pfandbriefbank AG
c
361,324
28 Diamond Hill Investment Group,
Inc. 5,229
23,432 Discover Financial Services 2,712,254
278,463 DNB Bank ASA 6,627,476
2,998 Enova International, Inc.
a
120,759
1,696 Enterprise Financial Services
Corporation 84,020
92,669 Equitable Holdings, Inc. 3,117,385
9,677 Essent Group, Ltd. 441,658
40,765 Euronext NV
c
3,930,227
78,861 F.N.B. Corporation 1,018,884
1,282 FactSet Research Systems, Inc. 540,863
2,669 Federated Hermes, Inc. 88,371
9,255 Financial Institutions, Inc. 298,381
40,279 Finecobank Banca Fineco SPA 677,177
194 First American Financial
Corporation 14,455
35,428 First Bancorp 515,477
4,825 First Busey Corporation 134,521
9,980 First Financial Corporation 448,002
43,947 First Horizon Corporation 751,933
1,047 First of Long Island Corporation 22,940
21,482 First Republic Bank 3,729,060
6,065 Flushing Financial Corporation 143,195
26,334 Franklin Resources, Inc. 841,898
42,307 Fulton Financial Corporation 759,411
5,338 Global Life, Inc. 546,077
5,161 Granite Point Mortgage Trust, Inc. 62,448
10,769 Great Southern Bancorp, Inc. 639,032
31,876 Groupe Bruxelles Lambert SA 3,420,368
13,752 Hamilton Lane, Inc. 1,244,006
30,106 Hancock Whitney Corporation 1,587,188
26,344 Hanmi Financial Corporation 708,127
8,433 Hanover Insurance Group, Inc. 1,163,417
11,381 Heartland Financial USA, Inc. 592,153
1,736 Heritage Financial Corporation 42,115
1,761 Home Capital Group, Inc.
a
49,901
3,212 HomeStreet, Inc. 156,585
7,010 Hometrust Bancshares, Inc. 218,221
80,520 Hope Bancorp, Inc. 1,348,710
10,081 Horizon Bancorp, Inc. 215,028
383,678 HSBC Holdings plc 2,730,768
235,182 Humm Group, Ltd.
a
139,075
18,844 Independent Bank Corporation 461,301
129 International Bancshares
Corporation 5,422
65,829 Invesco Mortgage Capital, Inc. 176,422
33,191 Invesco, Ltd. 752,108
63,114 J.P. Morgan Chase & Company 9,378,740
5,400 Japan Exchange Group, Inc. 111,083
931 Jefferies Financial Group, Inc. 34,112
7,789 KBC Groep NV 677,401
11,696 Kinsale Capital Group, Inc. 2,342,943
2,915 L E Lundbergforetagen AB 148,947
2,210 Ladder Capital Corporation 26,277
4,509 Lakeland Bancorp, Inc. 85,355
76,698 Laurentian Bank of Canada 2,669,331
8,053 Lincoln National Corporation 563,549
26,248 M&T Bank Corporation 4,445,886
12,471 Magellan Financial Group, Ltd.
b
165,938
15,976 Marsh & McLennan Companies,
Inc. 2,454,553
Shares Common Stock (81.8%) Value
Financials (14.1%) - continued
156,822 Mediobanca SPA $ 1,796,640
3,776 Mercantile Bank Corporation 145,263
57 Merchants Bancorp 1,662
44,372 MFA Financial, Inc. 205,442
15,240 Midland States Bancorp, Inc. 439,979
10,136 MidWestOne Financial Group, Inc. 323,642
464,300 Mitsubishi HC Capital, Inc. 2,397,962
63,161 Mizrahi Tefahot Bank, Ltd. 2,441,645
80,156 Morgan Stanley 8,219,196
3,311 MSCI, Inc. 1,775,093
8,556 Navient Corporation 149,131
17,529 New York Community Bancorp,
Inc. 204,388
11,601 NMI Holdings, Inc.
a
287,009
26,104 Nordea Bank Abp 310,055
6,228 Northern Trust Corporation 726,434
8,355 OceanFirst Financial Corporation 189,658
6,179 OFG Bancorp 170,973
3,579 Old Second Bancorp, Inc. 48,066
14,581 OneMain Holdings, Inc. 753,254
99,100 ORIX Corporation 2,044,148
105,000 Oversea-Chinese Banking
Corporation, Ltd. 977,368
21,221 Paragon Banking Group plc 162,536
28,239 Popular, Inc. 2,518,072
32,329 Poste Italiane SPA
c
433,937
5,434 Premier Financial Corporation 162,205
20 Primerica, Inc. 3,087
6,227 QCR Holdings, Inc. 355,188
44,977 Radian Group, Inc. 1,007,035
71,760 Raymond James Financial, Inc. 7,597,231
4,152 Reinsurance Group of America,
Inc. 476,774
100,900 Resona Holdings, Inc. 433,612
4,314 Royal Bank of Canada 491,860
15,404 S&P Global, Inc. 6,396,049
331 S&T Bancorp, Inc. 10,198
20,666 Sampo Oyj 1,025,707
13,185 Seacoast Banking Corporation of
Florida 481,253
15,904 SEI Investments Company 932,133
5,940 Signature Bank 1,809,502
44,127 Skandinaviska Enskilda Banken
AB 570,423
46,068 Societe Generale SA 1,710,050
201,011 Standard Chartered plc 1,463,914
11,199 Starwood Property Trust, Inc. 277,175
55,672 State Street Corporation 5,261,004
88,300 Sumitomo Mitsui Financial Group,
Inc. 3,180,652
43,100 Sumitomo Mitsui Trust Holdings,
Inc. 1,490,450
55,853 Sun Life Financial, Inc. 3,163,165
136,717 Svenska Handelsbanken AB 1,457,070
7,480 Svolder AB 57,434
113,803 Swedbank AB 2,228,059
5,059 Swiss Life Holding AG 3,256,024
6,260 Synchrony Financial 266,613
8,699 Synovus Financial Corporation 432,862
2,608 Territorial Bancorp, Inc. 64,522
14,779 Texas Capital Bancshares, Inc.
a
926,643
1,906 TMX Group, Ltd. 193,891
1,708 Topdanmark AS 97,686
834 Toronto-Dominion Bank 66,797
125 Towne Bank 3,923
10,715 TPG RE Finance Trust, Inc. 135,223

Global Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (81.8%) Value
Financials (14.1%) - continued
12,283 Tradeweb Markets, Inc. $ 1,041,230
2,213 TriCo Bancshares 96,199
82,891 Truist Financial Corporation 5,207,213
8,874 TrustCo Bank Corporation NY 300,829
36,947 Tryg AS 875,490
27,031 Two Harbors Investment
Corporation 155,428
64,400 Umpqua Holdings Corporation 1,306,032
31,467 Unipol Gruppo SPA 177,024
1,115 Univest Financial Corporation 33,595
51,699 Unum Group 1,312,121
773 Vontobel Holding AG 64,067
720 Washington Trust Bancorp, Inc. 41,098
153,165 Wells Fargo & Company 8,240,277
23,024 Western Alliance Bancorp 2,283,751
14,019 Western Asset Mortgage Capital
Corporation 30,561
6,423 Wintrust Financial Corporation 629,904
31,036 Zions Bancorporation NA 2,104,862
9,190 Zurich Insurance Group AG 4,395,654
Total 294,918,236
Health Care (9.7%)
9,731 908 Devices, Inc.
a,b
153,944
38,601 AbbVie, Inc. 5,284,091
18,915 Adaptive Biotechnologies
Corporation
a
329,878
65,073 Agilon Health, Inc.
a,b
1,078,910
293 ALK-Abello AS
a
123,725
5,879 Allogene Therapeutics, Inc.
a
67,315
1,197 Amedisys, Inc.
a
161,715
19,901 Amgen, Inc. 4,520,313
15,614 Amplifon SPA 663,687
23,848 Anthem, Inc. 10,516,730
4,835 Argenx SE ADR
a
1,301,872
8,721 Ascendis Pharma AS ADR
a
1,060,822
236,200 Astellas Pharma, Inc. 3,812,404
40,540 AstraZeneca plc 4,715,936
50,610 AstraZeneca plc ADR 2,946,008
2,306 Atea Pharmaceuticals, Inc.
a
16,465
41,560 Avacta Group plc
a,b
47,622
42,595 Avantor, Inc.
a
1,590,071
24,111 Axonics, Inc.
a
1,143,585
2,135 Baxter International, Inc. 182,414
15,076 Biogen, Inc.
a
3,407,176
323 Bio-Rad Laboratories, Inc.
a
193,713
3,546 Bio-Techne Corporation 1,334,750
60,477 Centene Corporation
a
4,702,692
3,542 Charles River Laboratories
International, Inc.
a
1,168,010
1,052 Chemed Corporation 493,293
53,500 Chugai Pharmaceutical Company,
Ltd. 1,737,668
21,731 Cigna Holding Company 5,008,126
3,165 Cooper Companies, Inc. 1,260,619
12,865 Covetrus, Inc.
a
232,471
2,631 CRISPR Therapeutics AG
a,b
167,726
74,583 CSL, Ltd. 13,815,929
33,596 CVS Health Corporation 3,578,310
21,511 Danaher Corporation 6,147,629
17,409 Dechra Pharmaceuticals plc 977,847
1,508 Dentsply Sirona, Inc. 80,557
3,687 DexCom, Inc.
a
1,587,180
3,221 Editas Medicine, Inc.
a
61,328
33,667 Edwards Lifesciences Corporation
a
3,676,436
Shares Common Stock (81.8%) Value
Health Care (9.7%) - continued
3,456 Elanco Animal Health, Inc.
a
$ 89,994
2,350 Emergent Biosolutions, Inc.
a
109,980
3,667 Encompass Health Corporation 227,501
1,204 Exact Sciences Corporation
a
91,937
1,120 Galenica AG
c
79,099
1,716 Genmab AS
a
584,349
55,998 GlaxoSmithKline plc ADR
b
2,509,830
2,763 Global Blood Therapeutics, Inc.
a
79,713
1,259 Globus Medical, Inc.
a
84,013
22,122 GoodRx Holdings, Inc.
a,b
531,149
7,858 Grifols SA 138,570
14,538 Guardant Health, Inc.
a
1,011,118
1,641 Haemonetics Corporation
a
79,342
8,874 Halozyme Therapeutics, Inc.
a
307,129
20,982 HCA Healthcare, Inc. 5,036,729
5,565 HealthEquity, Inc.
a
297,394
2,219 ICU Medical, Inc.
a
473,446
22,109 Immunocore Holdings plc ADR
a,b
499,000
7,196 Inari Medical, Inc.
a
529,338
910 Incyte Corporation
a
67,640
5,846 Inspire Medical Systems, Inc.
a
1,293,661
6,283 Insulet Corporation
a
1,558,184
1,763 Integra LifeSciences Holdings
Corporation
a
114,137
19,896 Intuitive Surgical, Inc.
a
5,654,045
676 Invitae Corporation
a
7,598
50,933 Johnson & Johnson 8,775,247
1,595 Laboratory Corporation of America
Holdings
a
432,819
35,659 Lantheus Holdings, Inc.
a
906,095
2,335 LNA Sante 108,049
1,502 Maravai LifeSciences Holdings,
Inc.
a
43,438
1,794 Masimo Corporation
a
394,447
60,619 Medtronic plc 6,273,460
73,038 Merck & Company, Inc. 5,951,136
8,776 Merck KGaA 1,924,551
1,733 Molina Healthcare, Inc.
a
503,402
43,840 MultiPlan Corporation
a,b
176,675
6,913 Natera, Inc.
a
488,403
4,435 National HealthCare Corporation 290,049
416 Neogen Corporation
a
15,172
7,236 Nevro Corporation
a
475,405
144,069 Novartis AG 12,518,091
58,094 Novo Nordisk AS 5,778,512
36,194 Novo Nordisk AS ADR 3,614,695
3,110 NuVasive, Inc.
a
161,751
42,900 Ono Pharmaceutical Company,
Ltd. 1,040,398
945 Orthofix Medical, Inc.
a
28,728
852 Pennant Group, Inc.
a
14,160
21,952 Phreesia, Inc.
a
684,683
1,368 Prelude Therapeutics, Inc.
a
13,584
11,133 Premier, Inc. 425,503
23,771 Progyny, Inc.
a
962,726
1,505 Prothena Corporation plc
a
51,290
8,246 Pulmonx Corporation
a,b
200,790
12,704 QIAGEN NV
a
627,984
79,644 Recordati SPA 4,461,671
12,311 Repligen Corporation
a
2,441,764
3,154 Roche Holding AG 1,220,596
943 Sage Therapeutics, Inc.
a
37,173
7,349 Sarepta Therapeutics, Inc.
a
525,968
7,700 Sawai Group Holdings Company,
Ltd. 291,458

Global Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (81.8%) Value
Health Care (9.7%) - continued
23,000 Shionogi & Company, Ltd. $ 1,310,831
8,408 Signify Health, Inc.
a
112,079
21,984 Silk Road Medical, Inc.
a
721,295
8,247 Sonova Holding AG 2,937,912
1,945 STAAR Surgical Company
a
141,440
5,328 Syneos Health, Inc.
a
482,504
13,600 Takeda Pharmaceutical Company,
Ltd. 394,172
7,489 Tecan Group AG 3,641,244
23,967 Teladoc Health, Inc.
a
1,838,509
2,654 Teleflex, Inc. 823,244
1,632 Tenet Healthcare Corporation
a
120,964
15,800 Terumo Corporation 576,761
10,052 Thermo Fisher Scientific, Inc. 5,843,228
16,684 Tilray Brands, Inc.
a,b
99,437
9,407 Travere Therapeutics, Inc.
a
258,693
5,436 Turning Point Therapeutics, Inc.
a
202,382
736 U.S. Physical Therapy, Inc. 71,223
1,976 Ultragenyx Pharmaceutical, Inc.
a
138,182
3,038 uniQure NV
a
54,836
527 Vaxcyte, Inc.
a
10,034
3,288 Veeva Systems, Inc.
a
777,744
2,088 Viatris, Inc. 31,257
15,667 Vor BioPharma, Inc.
a,b
129,253
4,744 VYNE Therapeutics, Inc.
a
2,947
668 Waters Corporation
a
213,840
25,551 Zimmer Biomet Holdings, Inc. 3,143,284
36,999 Zoetis, Inc. 7,392,030
Total 204,133,061
Industrials (11.4%)
4,536 A.O. Smith Corporation 346,641
32,479 Aalberts NV 1,985,435
9,343 AECOM 645,882
78,580 Airbus SE
a
10,034,077
863 Allegion plc 105,916
22,035 Altra Industrial Motion Corporation 1,063,850
7,024 AMETEK, Inc. 960,673
3,854 AMG Advanced Metallurgical
Group NV 132,636
1,764 Armstrong World Industries, Inc. 174,671
21,880 ASGN, Inc.
a
2,513,356
82,803 Assa Abloy AB 2,267,321
39,977 Atlas Copco AB, Class A 2,366,082
15,091 Atlas Copco AB, Class B 771,796
8,658 Atlas Corporation
b
125,195
76,314 Aurizon Holdings, Ltd. 190,926
11,276 AZZ, Inc. 536,512
4,434 Ballard Power Systems, Inc.
a
46,253
3,700 Benefit One, Inc. 112,529
55,099 Canadian National Railway
Company 6,715,563
41,717 Canadian Pacific Railway, Ltd. 2,984,498
28,572 Carlisle Companies, Inc. 6,384,128
15,109 CBIZ, Inc.
a
583,661
19,683 Chart Industries, Inc.
a
2,398,767
16,006 CIA De Distribucion Integral 323,832
26,800 COMSYS Holdings Corporation 637,685
928 Covenant Logistics Group, Inc.
a
20,156
36,640 Crane Company 3,792,606
5,270 CSW Industrials, Inc. 584,970
103,481 CSX Corporation 3,541,120
1,477 Cummins, Inc. 326,240
12,479 Curtiss-Wright Corporation 1,657,086
1,800 Daifuku Company, Ltd. 124,965
Shares Common Stock (81.8%) Value
Industrials (11.4%) - continued
17,600 Daikin Industries, Ltd. $ 3,695,018
114,077 Delta Air Lines, Inc.
a
4,527,716
118,029 Deutsche Lufthansa AG
a
917,767
51,475 Deutsche Post AG 3,097,780
164 Douglas Dynamics, Inc. 5,991
4,571 Dover Corporation 776,659
48,764 Driven Brands Holdings, Inc.
a
1,377,583
27,805 DSV AS 5,649,440
8,463 EMCOR Group, Inc. 1,008,874
3,300 FANUC Corporation 652,570
17,636 Fastenal Company 999,609
59,440 First Advantage Corporation
a
1,005,725
7,844 Flowserve Corporation 255,871
7,605 Forrester Research, Inc.
a
418,427
8,260 Forward Air Corporation 878,038
2,230 GATX Corporation 232,924
5,075 Geberit AG 3,448,111
4,181 Generac Holdings, Inc.
a
1,180,631
23,569 General Dynamics Corporation 4,998,985
776 Gibraltar Industries, Inc.
a
42,525
32,478 Golden Ocean Group, Ltd. 295,902
857 Gorman-Rupp Company 34,374
16,865 GrafTech International, Ltd. 176,745
254,919 GWA Group, Ltd. 457,150
9,500 Hanwa Company, Ltd. 260,892
59,630 Howmet Aerospace, Inc. 1,853,897
9,598 Hubbell, Inc. 1,797,609
473 ICF International, Inc. 44,646
8,659 IDEX Corporation 1,865,495
45,600 Inaba Denki Sangyo Company,
Ltd. 1,056,742
9,148 Indutrade AB 227,582
2,127 ITT Corporation 195,514
346 JB Hunt Transport Services, Inc. 66,619
1,147 JetBlue Airways Corporation
a
16,781
66,479 Johnson Controls International plc 4,831,029
6,900 Kajima Corporation 83,336
27,600 Kamigumi Company, Ltd. 533,328
4,421 Kennametal, Inc. 152,834
55,300 Kinden Corporation 790,465
3,600 Komatsu, Ltd. 90,464
21,749 KONE Oyj 1,408,548
24,151 L3Harris Technologies, Inc. 5,054,563
13,405 Landstar System, Inc. 2,144,800
87,515 Legrand SA 8,828,975
1,374 Lennox International, Inc. 389,694
21,736 Lincoln Electric Holdings, Inc. 2,778,730
10,185 Lockheed Martin Corporation 3,963,289
8,110 ManpowerGroup, Inc. 850,496
138,200 Marubeni Corporation 1,422,070
1,169 Masonite International
Corporation
a
116,012
11,409 Mercury Systems, Inc.
a
649,400
46,809 Meritor, Inc.
a
1,078,947
18,349 Middleby Corporation
a
3,398,235
118,800 Mitsubishi Corporation 4,033,549
65,400 Mitsubishi Electric Corporation 819,030
19,800 Mitsuboshi Belting, Ltd. 365,102
2,300 Mitsui & Company, Ltd. 57,351
8,069 MSC Industrial Direct Company,
Inc. 658,753
23,800 Nidec Corporation 2,109,391
9,000 Nihon M&A Center Holdings, Inc. 141,689
24,600 Nitto Kogyo Corporation 330,937
1,156 Nordson Corporation 268,816

Global Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (81.8%) Value
Industrials (11.4%) - continued
13,668 Norfolk Southern Corporation $ 3,717,559
7,956 nVent Electric plc 275,198
2,933 Old Dominion Freight Line, Inc. 885,561
104,928 PageGroup plc 827,953
16,143 Parker-Hannifin Corporation 5,004,491
13,600 Penta-Ocean Construction
Company, Ltd. 75,524
29,325 Pitney Bowes, Inc. 180,642
3,396 Proto Labs, Inc.
a
170,411
2,709 Quad/Graphics, Inc.
a
12,028
40,519 Ranpak Holdings Corporation
a
1,088,340
42,582 Raytheon Technologies
Corporation 3,840,471
5,310 RBC Bearings, Inc.
a
958,296
13,600 Recruit Holdings Company, Ltd. 672,229
35,005 Redde Northgate plc 182,435
32,633 Regal Rexnord Corporation 5,171,678
132,374 RELX plc 4,071,876
931 RHI Magnesita NV 42,942
50,177 Royal Mail plc 299,841
22,782 Rush Enterprises, Inc. 1,203,345
8,978 Ryder System, Inc. 657,100
2,672 Saia, Inc.
a
759,596
60,803 Schneider Electric SE 10,299,695
51,300 Secom Company, Ltd. 3,612,243
91,942 SEEK, Ltd. 1,905,329
9,700 SHO-BOND Holdings Company,
Ltd. 424,766
2,146 Siemens AG 340,721
6,312 SkyWest, Inc.
a
240,803
600 SMC Corporation 334,657
1,696 Snap-On, Inc. 353,192
10,794 Spirax-Sarco Engineering plc 1,945,680
14,898 Standex International Corporation 1,480,116
155,400 Sumitomo Corporation 2,401,771
50,972 Summit Materials, Inc.
a
1,812,564
45,051 Sun Country Airlines Holdings,
Inc.
a
1,197,456
3,900 Taikisha, Ltd. 97,527
8,500 Taisei Corporation 278,639
3,401 Technip Energies NV ADR
a
51,797
5,077 Teledyne Technologies, Inc.
a
2,139,600
23 Tetra Tech, Inc. 3,201
1,279 Thermon Group Holdings, Inc.
a
21,935
4,620 Timken Company 308,616
600 Toro Company 57,948
3,260 Trane Technologies plc 564,306
20,606 TransUnion 2,124,891
9,696 Trex Company, Inc.
a
886,893
10,746 TriMas Corporation 373,531
21,000 Tsubakimoto Chain Company 588,104
10,517 Tutor Perini Corporation
a
125,152
179,313 Uber Technologies, Inc.
a
6,706,306
664 UniFirst Corporation 126,220
37,779 United Parcel Service, Inc. 7,639,292
13,668 United Rentals, Inc.
a
4,375,400
2,869 Univar, Inc.
a
76,029
4,568 Valmont Industries, Inc. 992,307
4,492 Verisk Analytics, Inc. 881,016
21,010 Vicor Corporation
a
1,981,873
3,791 Vontier Corporation 106,565
2,716 Waste Connections, Inc. 338,685
2,692 Watsco, Inc. 760,652
470 Watts Water Technologies, Inc. 72,009
5,821 Werner Enterprises, Inc. 259,558
Shares Common Stock (81.8%) Value
Industrials (11.4%) - continued
86,260 WillScot Mobile Mini Holdings
Corporation
a
$ 3,195,070
2,477 Woodward, Inc. 273,139
2,721 Xylem, Inc. 285,759
11,200 Yuasa Trading Company, Ltd. 283,437
Total 237,747,019
Information Technology (14.6%)
3,687 ACI Worldwide, Inc.
a
126,722
20,780 Adobe, Inc.
a
11,102,754
19,300 Advantest Corporation 1,642,673
167 Agilysys, Inc.
a
6,356
30,831 Alignment Healthcare, Inc.
a
234,316
21,772 Allegro MicroSystems, Inc.
a
617,889
10,855 Alliance Data Systems Corporation 749,429
19,214 Amphenol Corporation 1,529,242
12,105 Anaplan, Inc.
a
584,429
178,681 Apple, Inc. 31,229,865
16,839 AppLovin Corporation
a,b
1,084,768
6,830 Arista Networks, Inc.
a
849,037
3,172 Arrow Electronics, Inc.
a
393,328
5,000 ASM Pacific Technology, Ltd. 50,025
15,180 ASML Holding NV 10,281,273
10,991 Avalara, Inc.
a
1,204,833
30,210 Bandwidth, Inc.
a
1,891,448
1,000 BayCurrent Consulting, Inc. 379,519
1,646 Benchmark Electronics, Inc. 39,734
13,929 BigCommerce Holdings, Inc.
a
455,339
9,632 Bill.com Holdings, Inc.
a
1,812,839
65,727 Block, Inc.
a
8,037,755
937 CACI International, Inc.
a
231,870
22,274 Calix, Inc.
a
1,119,937
5,527 CDK Global, Inc. 237,495
3,519 CDW Corporation 665,267
100,369 CGI, Inc.
a
8,569,443
198,130 Cisco Systems, Inc. 11,029,897
31,288 Cognex Corporation 2,079,401
110,959 Computershare, Ltd. 1,538,067
48 Concentrix Corporation 9,648
8,335 Coupa Software, Inc.
a
1,119,140
673 CTS Corporation 22,579
11,402 Descartes Systems Group, Inc.
a
829,724
1,298 Diodes, Inc.
a
120,441
900 DISCO Corporation 247,458
6,337 DocuSign, Inc.
a
797,005
23,511 Dolby Laboratories, Inc. 2,065,441
14,510 DXC Technology Company
a
436,461
4,803 Endava plc ADR
a
584,141
2,300 EPAM Systems, Inc.
a
1,095,122
6,278 ePlus, Inc.
a
288,600
4,666 Euronet Worldwide, Inc.
a
624,731
382 ExlService Holdings, Inc.
a
46,039
1,934 eXp World Holdings, Inc.
b
52,489
1,163 F5, Inc.
a
241,462
979 Fair Isaac Corporation
a
484,595
18,485 Fidelity National Information
Services, Inc. 2,216,721
21,582 Five9, Inc.
a
2,712,857
2,214 FLEETCOR Technologies, Inc.
a
527,508
23,300 Fuji Soft, Inc. 976,152
170 Genpact, Ltd. 8,458
11,921 Global Payments, Inc. 1,786,720
215,633 Halma plc 7,308,595
27,924 Hewlett Packard Enterprise
Company 455,999

Global Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (81.8%) Value
Information Technology (14.6%) - continued
5,000 Hoya Corporation $ 648,342
2,373 HubSpot, Inc.
a
1,159,922
705 I3 Verticals, Inc.
a
16,314
20,600 ITOCHU Techno-Solutions
Corporation 561,971
11,494 Jack Henry & Associates, Inc. 1,928,808
25,981 Kahoot! ASA
a
104,313
10,600 Keyence Corporation 5,436,980
93 Keysight Technologies, Inc.
a
15,700
1,350 Lam Research Corporation 796,392
14,326 Lattice Semiconductor
Corporation
a
791,082
19,038 LivePerson, Inc.
a
568,665
20,410 LiveRamp Holding, Inc.
a
911,307
767 Loyalty Ventures, Inc.
a
22,481
2,276 Manhattan Associates, Inc.
a
304,688
14,876 Mastercard, Inc. 5,747,789
2,292 MAXIMUS, Inc. 177,217
513 MaxLinear, Inc.
a
30,790
152 Microchip Technology, Inc. 11,777
146,751 Microsoft Corporation 45,636,626
10,464 MKS Instruments, Inc. 1,625,373
9,144 Monolithic Power Systems, Inc. 3,684,392
292 Motorola Solutions, Inc. 67,727
27,300 Murata Manufacturing Company,
Ltd. 2,052,504
6,356 NCR Corporation
a
241,909
12,800 NEC Networks & System
Integration Corporation 184,707
5,840 NetApp, Inc. 505,218
4,711 Nova, Ltd.
a
557,311
67,800 NVIDIA Corporation 16,601,508
6,489 Okta, Inc.
a
1,284,108
24,000 Oracle Corporation Japan 1,794,974
3,620 Palo Alto Networks, Inc.
a
1,872,988
3,715 Paychex, Inc. 437,478
4,411 Paycom Software, Inc.
a
1,479,008
12,876 Paymentus Holdings, Inc.
a,b
338,381
53,997 PayPal Holdings, Inc.
a
9,284,244
149 Progress Software Corporation 6,781
8,937 PTC, Inc.
a
1,039,016
85,832 QUALCOMM, Inc. 15,085,832
158,900 Renesas Electronics Corporation
a
1,823,666
11,900 Ryoyo Electro Corporation
b
225,226
1,997 SailPoint Technologies Holdings,
Inc.
a
77,264
39,656 Salesforce.com, Inc.
a
9,225,175
118,601 Samsung Electronics Company,
Ltd. 7,376,874
21,974 SAP SE 2,756,869
2,861 ScanSource, Inc.
a
89,206
15,983 Semtech Corporation
a
1,136,391
13,578 ServiceNow, Inc.
a
7,953,721
393 Shopify, Inc.
a
378,946
52,172 Sierra Wireless, Inc.
a
764,842
2,737 SiTime Corporation
a
637,967
1,385 SolarEdge Technologies, Inc.
a
329,935
36,291 Sprout Social, Inc.
a
2,498,635
22,784 Stillfront Group AB
a,b
110,898
24,125 STMicroelectronics NV ADR
b
1,132,428
4,400 Sumco Corporation 81,119
3,128 Synopsys, Inc.
a
971,244
7,598 TD SYNNEX Corporation 794,523
245,611 Telefonaktiebolaget LM Ericsson
ADR 3,040,664
2,839 Temenos AG 340,296
Shares Common Stock (81.8%) Value
Information Technology (14.6%) - continued
25,700 Texas Instruments, Inc. $ 4,612,893
23,150 Thomson Reuters Corporation 2,485,190
8,100 Tokyo Electron, Ltd. 3,961,979
1,630 Universal Display Corporation 250,221
1,106 Upland Software, Inc.
a
21,678
1,588 VeriSign, Inc.
a
344,882
796 Vertex, Inc.
a
11,550
9,470 VMware, Inc. 1,216,706
5,873 WEX, Inc.
a
945,436
12,895 Workiva, Inc.
a
1,525,221
19,132 Xerox Holdings Corporation 403,877
Total 305,373,181
Materials (4.4%)
1,830 AdvanSix, Inc. 77,025
36,942 Air Liquide SA 6,319,240
26,600 Air Water, Inc. 405,449
974 Alpha Metallurgical Resources,
Inc.
a
61,586
16,861 AptarGroup, Inc. 1,977,795
66,231 ArcelorMittal SA 1,967,318
3,620 Avery Dennison Corporation 743,620
125,459 Axalta Coating Systems, Ltd.
a
3,714,841
73 Balchem Corporation 10,727
23,339 Barrick Gold Corporation 446,712
34,876 BHP Group, Ltd.
b
1,118,491
18,853 BlueScope Steel, Ltd. 247,103
42,724 Breedon Group plc 49,128
6,750 Buzzi Unicem SPA 140,946
743 Cabot Corporation 40,858
936 Carpenter Technology Corporation 26,882
2,025 Celanese Corporation 315,313
80,841 CF Industries Holdings, Inc. 5,567,520
21,153 Chemours Company 691,915
10,729 Cleveland-Cliffs, Inc.
a
183,895
12,742 Compass Minerals International,
Inc. 680,423
11,171 Croda International plc 1,206,446
6,282 Crown Holdings, Inc. 718,661
41,345 Eastman Chemical Company 4,917,161
2,858 Eramet SA
a
296,228
44,184 Evraz plc 300,169
40,345 Ferrexpo plc 132,501
4,211 FMC Corporation 464,768
141,105 Fortescue Metals Group, Ltd. 1,981,408
67 Givaudan SA 277,576
519,692 Glencore Xstrata plc 2,707,395
118,780 Granges AB 1,473,131
17,020 Graphic Packaging Holding
Company 321,848
129,434 Hexpol AB 1,544,371
5,914 Holmen AB 287,241
14,412 Huntsman Corporation 516,382
26,359 ICL Group, Ltd. 238,378
3,692 Ingevity Corporation
a
243,340
7,517 Innospec, Inc. 698,780
5,968 Interfor Corporation 177,845
142 Israel Corporation, Ltd.
a
57,953
12,900 JFE Holdings, Inc. 165,724
8,907 Kaiser Aluminum Corporation 852,845
27,250 Koninklijke DSM NV 5,108,270
45,800 Kyoei Steel, Ltd. 622,448
4,300 Lintec Corporation 99,880
30,424 LyondellBasell Industries NV 2,942,914
4,115 Martin Marietta Materials, Inc. 1,601,229

Global Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (81.8%) Value
Materials (4.4%) - continued
89 Materion Corporation $ 7,374
3,857 Minerals Technologies, Inc. 269,874
7,064 Myers Industries, Inc. 127,646
3,851 Neenah, Inc. 177,531
7 NewMarket Corporation 2,366
62,600 Nippon Steel Corporation 1,023,170
31,100 Nissan Chemical Corporation 1,687,433
61,631 Norsk Hydro ASA 473,653
40,145 Nucor Corporation 4,070,703
14,549 O-I Glass, Inc.
a
193,647
6,202 Olin Corporation 314,255
7,434 Quaker Chemical Corporation 1,554,970
3,696 Reliance Steel & Aluminum
Company 565,044
9,731 Rio Tinto plc 685,893
21,397 Rio Tinto, Ltd. 1,701,180
4,728 Ryerson Holding Corporation 96,924
3,438 Salzgitter AG
a
117,622
176,263 Sandfire Resources, Ltd. 847,010
6,417 Sensient Technologies Corporation 543,777
15,331 Sherwin-Williams Company 4,392,485
24,900 Shin-Etsu Chemical Company, Ltd. 4,166,004
15,490 Sika AG 5,419,552
2,220 Sonoco Products Company 125,741
78,725 SSAB AB, Class B
a
409,888
5,474 Steel Dynamics, Inc. 303,916
37,476 Stora Enso Oyj 762,897
25,558 Symrise AG 3,054,149
19,600 Taiyo Holdings Company, Ltd. 578,251
66,097 Teck Resources, Ltd. 2,040,414
45,000 Toagosei Company, Ltd. 443,777
2,389 Trinseo plc 127,907
2,728 Tronox Holdings plc 61,926
13,665 United States Steel Corporation 283,139
4,666 UPM-Kymmene Oyj 170,059
8,569 Westlake Chemical Corporation 845,332
2,051 Worthington Industries, Inc. 111,123
Total 92,498,311
Real Estate (2.7%)
28 Activia Properties, Inc. 94,776
51,499 AGNC Investment Corporation 766,820
23,899 Agree Realty Corporation 1,562,517
49,453 American Campus Communities,
Inc. 2,584,414
10,076 American Finance Trust, Inc. 83,228
1,376 Apartment Income REIT
Corporation 72,680
414,488 Ascendas REIT 850,050
11,075 AvalonBay Communities, Inc. 2,704,847
2,250 Breaemar Hotels & Resorts, Inc.
a
12,037
11,687 Camden Property Trust 1,870,972
1,821 CareTrust REIT, Inc. 38,623
41,534 CBRE Group, Inc.
a
4,209,056
3,945 Cedar Realty Trust, Inc. 93,930
228,000 CK Hutchison Holdings, Ltd. 1,620,470
442 Community Healthcare Trust, Inc. 20,040
47,732 CubeSmart 2,421,922
34,903 Cushman and Wakefield plc
a
732,614
100,568 DEXUS Property Group 732,125
2,714 EastGroup Properties, Inc. 542,556
25,331 EPR Properties 1,113,804
38,736 Essential Properties Realty Trust,
Inc. 1,028,441
1,169 Essex Property Trust, Inc. 388,692
Shares Common Stock (81.8%) Value
Real Estate (2.7%) - continued
2,529 Extra Space Storage, Inc. $ 501,222
973 Federal Realty Investment Trust 124,048
24,434 First Industrial Realty Trust, Inc. 1,485,099
4,228 FirstService Corporation 673,859
16,634 Four Corners Property Trust, Inc. 450,282
1,229 Getty Realty Corporation 36,464
6,544 Gladstone Commercial
Corporation 151,755
4,597 Gladstone Land Corporation 140,117
44,000 Hang Lung Properties, Ltd. 94,015
940 Highwoods Properties, Inc. 40,533
188,212 Host Hotels & Resorts, Inc.
a
3,263,596
31,000 Hysan Development Company,
Ltd. 95,023
3,596 Industrial Logistics Properties Trust 82,456
34,463 Ingenia Communities Group 134,774
2,835 Innovative Industrial Properties,
Inc. 561,869
1,585 Jones Lang LaSalle, Inc.
a
397,502
191 Kenedix Retail REIT Corporation 447,074
10,066 Kilroy Realty Corporation 644,224
6,385 Life Storage, Inc. 861,656
5,599 Medical Properties Trust, Inc. 127,433
72,675 MGIC Investment Corporation 1,103,206
113 Mori Hills REIT Investment
Corporation 138,452
19,536 National Retail Properties, Inc. 867,008
48,166 National Storage Affiliates Trust 2,965,099
59,541 New Residential Investment
Corporation 634,112
8,483 NexPoint Residential Trust, Inc. 672,702
2,178 Omega Healthcare Investors, Inc. 68,563
3,002 One Liberty Properties, Inc. 91,561
451 Orion Office REIT, Inc.
a
7,505
2,003 Preferred Apartment Communities,
Inc. 33,410
675 PS Business Parks, Inc. 112,698
30,533 PSP Swiss Property AG 3,702,250
4,517 Realty Income Corporation 313,525
42,404 Rexford Industrial Realty, Inc. 3,102,701
130,000 Road King Infrastructure, Ltd. 123,373
13,052 Sabra Health Care REIT, Inc. 177,638
3,517 SBA Communications Corporation 1,144,572
64,602 Service Properties Trust 552,347
12,598 Spirit Realty Capital, Inc. 597,901
19,390 STAG Industrial, Inc. 828,535
20,150 Stockland 58,081
141,813 TAG Immobilien AG 3,745,025
21,474 UDR, Inc. 1,220,582
7,435 UMH Properties, Inc. 175,466
55,881 Wing Tai Holdings, Ltd. 73,073
Total 56,367,000
Utilities (1.5%)
19,436 AGL Energy, Ltd. 98,161
2,338 American States Water Company 215,634
4,392 Artesian Resources Corporation 211,694
1,894 Avista Corporation 84,207
9,729 Canadian Utilities, Ltd. 282,651
31,500 CK Infrastructure Holdings, Ltd. 194,115
671 Consolidated Edison, Inc. 58,008
3,883 Consolidated Water Company,
Ltd. 39,451
60,959 Contact Energy, Ltd. 315,995
2,233 DTE Energy Company 268,920

Global Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (81.8%) Value
Utilities (1.5%) - continued
42,357 Duke Energy Corporation $ 4,450,026
582,225 Enel SPA 4,481,130
42,135 Entergy Corporation 4,709,429
707 Essential Utilities, Inc. 34,459
99,327 Exelon Corporation 5,756,000
234,000 Hong Kong and China Gas
Company, Ltd. 360,655
5,912 Hydro One, Ltd. 152,736
39,960 Iren SPA 120,215
40,369 Meridian Energy, Ltd. 116,366
126,784 NiSource, Inc. 3,699,557
8,304 NorthWestern Corporation 482,629
304 Otter Tail Corporation 19,274
15,809 Pinnacle West Capital Corporation 1,100,465
2,398 Portland General Electric
Company 125,991
16,077 Sempra Energy 2,221,198
12,807 Spire, Inc. 844,237
18,288 UGI Corporation 829,361
59 Unitil Corporation 2,769
Total 31,275,333
Total Common Stock
(cost $1,268,773,433) 1,712,613,715
Shares
Registered Investment
Companies ( 4.1% ) Value
Unaffiliated  (1.1%)
6,901 Invesco QQQ Trust Series 1 2,505,408
41,367 SPDR S&P 500 ETF Trust 18,611,427
10,535 SPDR S&P Biotech ETF
b
984,285
10,518 SPDR S&P Oil & Gas Exploration
ETF
b
1,121,219
Total 23,222,339
Affiliated  (3.0%)
5,864,848 Thrivent Core Emerging Markets
Equity Fund 62,401,986
Total 62,401,986
Total Registered Investment
Companies (cost $78,083,606) 85,624,325
Principal
Amount Long-Term Fixed Income ( 1.0% ) Value
U.S. Government & Agencies (1.0%)
U.S. Treasury Notes
$ 20,000,000 1.875%,  3/31/2022 20,054,736
Total 20,054,736
Total Long-Term Fixed Income
(cost $20,057,480) 20,054,736
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
20,478,465 Thrivent Cash Management Trust 20,478,465
Total Collateral Held for
Securities Loaned
(cost $20,478,465) 20,478,465
Shares Preferred Stock ( <0.1% ) Value
Consumer Discretionary (<0.1%)
5,469 Volkswagen AG $ 1,139,034
Total 1,139,034
Total Preferred Stock
(cost $1,350,614) 1,139,034
Shares or
Principal
Amount Short-Term Investments ( 11.8% ) Value
Federal Home Loan Bank Discount
Notes
29,800,000 0.043%, 2/2/2022
d,e
29,799,983
35,100,000 0.035%, 2/9/2022
d,e
35,099,844
20,000,000 0.040%, 2/11/2022
d
19,999,889
8,800,000 0.030%, 2/15/2022
d,e
8,799,932
40,000,000 0.043%, 2/16/2022
d
39,999,667
1,500,000 0.040%, 2/18/2022
d,e
1,499,986
300,000 0.040%, 2/23/2022
d
299,996
10,355,000 0.010%, 2/25/2022
d
10,354,862
5,000,000 0.050%, 2/28/2022
d
4,999,925
1,200,000 0.030%, 3/2/2022
d,e
1,199,903
400,000 0.045%, 3/11/2022
d,e
399,958
1,800,000 0.040%, 3/16/2022
d,e
1,799,785
5,000,000 0.121%, 4/13/2022
d
4,998,129
11,000,000 0.060%, 4/29/2022
d
10,994,955
300,000 0.135%, 6/17/2022
d,e
299,582
U.S. Treasury Bills
6,500,000 0.056%, 2/1/2022
d
6,500,000
20,000,000 0.028%, 2/8/2022
d
19,999,877
15,000,000 0.020%, 3/1/2022
d
14,999,577
15,000,000 0.038%, 3/31/2022
d
14,997,462
20,000,000 0.035%, 4/7/2022
d
19,994,990
Total Short-Term Investments
(cost $247,047,750) 247,038,302
Total Investments (cost
$1,635,791,348) 99.7% $2,086,948,577
Other Assets and Liabilities, Net
0.3% 5,619,001
Total Net Assets 100.0% $2,092,567,578
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $11,125,734 or
0.5% of total net assets.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Global Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
January 31, 2022:
Securities Lending Transactions
Common Stock $ 20,287,785
Total lending $20,287,785
Gross amount payable upon return of
collateral for securities loaned $20,478,465
Net amounts due to counterparty $190,680
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 128,541,935 92,174,139 36,367,796 –
Consumer Discretionary 185,924,440 126,335,530 59,588,910 –
Consumer Staples 91,893,310 45,379,616 46,513,694 –
Energy 83,941,889 41,609,975 42,331,914 –
Financials 294,918,236 172,767,863 122,150,373 –
Health Care 204,133,061 140,603,995 63,529,066 –
Industrials 237,747,019 139,594,863 98,152,156 –
Information Technology 305,373,181 244,434,068 60,939,113 –
Materials 92,498,311 43,586,422 48,911,889 –
Real Estate 56,367,000 44,458,439 11,908,561 –
Utilities 31,275,333 25,153,309 6,122,024 –
Registered Investment Companies
Unaffiliated 23,222,339 23,222,339 – –
Long-Term Fixed Income
U.S. Government & Agencies 20,054,736 – 20,054,736 –
Preferred Stock
Consumer Discretionary 1,139,034 – 1,139,034 –
Short-Term Investments 247,038,302 – 247,038,302 –
Subtotal Investments in Securities $2,004,068,126 $1,139,320,558 $864,747,568 $–
Other Investments  * Total
Affiliated Registered Investment Companies 62,401,986
Collateral Held for Securities Loaned 20,478,465
Subtotal Other Investments $82,880,451
Total Investments at Value $2,086,948,577
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 12,073,915 12,073,915 – –
Total Asset Derivatives $12,073,915 $12,073,915 $– $–
Liability Derivatives
Futures Contracts 16,617,475 16,617,475 – –
Total Liability Derivatives $16,617,475 $16,617,475 $– $–

Global Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling $19,576,053 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 20 March 2022 $ 2,213,810 ( $ 189,410)
CME E-mini S&P 500 Index 1,616 March 2022 379,521,819 (15,578,419)
CME E-mini S&P Mid-Cap 400 Index 11 March 2022 3,051,587 (158,917)
ICE mini MSCI EAFE Index 84 March 2022 9,604,746 (216,486)
ICE US mini MSCI Emerging Markets Index 702 March 2022 43,464,723 (474,243)
Total Futures Long Contracts $ 437,856,685 ( $ 16,617,475)
CME E-mini Russell 2000 Index (748) March 2022 ( $ 82,854,067) $ 7,141,507
CME E-mini S&P Mid-Cap 400 Index (213) March 2022 (60,945,018) 4,932,408
Total Futures Short Contracts ( $ 143,799,085) $12,073,915
Total Futures Contracts $ 294,057,600 ($4,543,560)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $69,224 $5,585 $6,000 $62,402 5,865 3.0%
Total Affiliated Registered Investment
Companies 69,224 62,402 3.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% 135,776 129,932 265,707 – – –
Total Affiliated Short-Term Investments 135,776 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   28,655 78,839 87,016 20,478 20,478 1.0
Total Collateral Held for Securities Loaned 28,655 20,478 1.0
Total Value $233,655 $82,880
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $525 $(6,932) $ 4,214 $1,372
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% 94 (95) – 15
Total Income/Non Income Cash from Affiliated
Investments $1,387
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 6 46
Total Affiliated Income from Securities Loaned, Net $46
Total Value $619 $(7,027) $ 4,220

Government Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Asset-Backed Securities (8.6%)
Arkansas Student Loan Auth.
$ 406,169
1.078%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 405,392
Cascade Funding Mortgage Trust,
LLC
673,911
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
670,365
674,073
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
669,414
ECMC Group Student Loan Trust
258,792
1.108%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
263,253
Goodgreen
293,180
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
301,077
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
690,306
1.650%,  3/25/2051, Ser.
2021-1 668,414
Missouri Higher Education Loan
Auth.
740,152
1.530%,  1/25/2061, Ser.
2021-1 715,743
947,919
0.808%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
a
943,285
Navient Student Loan Trust
723,580
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
689,291
310,073
0.708%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
310,626
326,786
1.158%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
333,659
435,439
1.008%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
440,857
New Hampshire Higher Education
Loan Corporation
362,663
1.308%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
374,073
Northstar Education Finance, Inc.
101,281
0.808%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
101,687
Seasoned Loans Structured
Transaction Trust
562,381
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
557,467
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
b,c
698,335
SLM Student Loan Trust
138,237
0.508%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
135,353
Total 8,278,291
Principal
Amount Long-Term Fixed Income (98.8%) Value
Collateralized Mortgage Obligations (10.7%)
Cascade Funding Mortgage Trust
$ 234,705
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
$ 234,601
813,245
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
810,155
Federal Home Loan Mortgage
Corporation - REMIC
393,488
3.000%,  10/15/2034, Ser.
4369, Class GV 395,178
74,745
2.000%,  1/15/2041, Ser.
4074, Class JA 75,323
275,950
1.750%,  6/15/2042, Ser.
4097, Class QN 271,906
189,186
1.750%,  12/15/2042, Ser.
4141, Class KM 183,930
252,577
3.000%,  5/15/2045, Ser.
4631, Class PA 259,892
195,764
3.000%,  3/15/2047, Ser.
4734, Class JA 200,035
311,659
3.500%,  8/15/2047, Ser.
4860, Class CA 321,206
800,000
2.500%,  12/15/2048, Ser.
5094, Class BC 799,625
296,294
2.000%,  9/25/2049, Ser.
4906, Class KE 292,730
Federal National Mortgage
Association - REMIC
155,802
2.000%,  11/25/2032, Ser.
2012-123, Class BA 157,471
179,763
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 181,675
209,347
3.250%,  6/25/2043, Ser.
2013-60, Class PT 217,651
123,322
3.000%,  3/25/2046, Ser.
2016-66, Class PA 125,929
50,892
3.500%,  12/25/2047, Ser.
2018-41, Class PB 52,317
Finance of America HECM Buyout
2021-HB1
838,448
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,b
836,857
Mello Warehouse Securitization
Trust
800,000
0.858%,  (LIBOR 1M +
0.750%), 4/25/2055, Ser.
2021-2, Class A
a,b
795,148
NewRez Warehouse Securitization
Trust
750,000
0.858%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
747,543
RMF Buyout Issuance Trust
726,973
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
721,854
Seasoned Credit Risk Transfer
Trust
544,558
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
554,445
444,568
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
448,689
637,395
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 641,849
455,555
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
447,383

Government Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Collateralized Mortgage Obligations (10.7%) -
continued
$ 538,274
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
$ 540,652
Total 10,314,044
Commercial Mortgage-Backed Securities (1.0%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
947,056
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
919,093
Total 919,093
Energy (0.2%)
Petroleos Mexicanos
175,000 2.378%,  4/15/2025 177,376
Total 177,376
Financials (2.7%)
HSBC Bank Canada
250,000 0.950%,  5/14/2023
b
249,359
Korea Development Bank
500,000
0.881%,  (LIBOR 3M +
0.705%), 2/27/2022
a
500,207
Nationwide Building Society
250,000 1.700%,  2/13/2023
b
251,714
Private Export Funding
Corporation
1,000,000 2.050%,  11/15/2022 1,010,473
Santander UK plc
300,000 1.625%,  2/12/2023
b
301,650
Westpac Banking Corporation
250,000 2.000%,  1/16/2025
b
252,595
Total 2,565,998
Foreign Government (2.1%)
Development Bank of Japan, Inc.
250,000 2.125%,  9/1/2022
b
251,812
Export Development Canada
500,000 2.500%,  1/24/2023 507,840
Province of British Columbia
Canada
450,000 1.750%,  9/27/2024 453,841
Province of Ontario Canada
250,000 3.400%,  10/17/2023 259,180
Province of Quebec Canada
500,000 2.750%,  4/12/2027 522,469
Total 1,995,142
Mortgage-Backed Securities (34.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
549,276 3.000%,  2/1/2050 565,585
Federal National Mortgage
Association
1,493,356 2.500%,  12/1/2051 1,496,479
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,425,000 2.000%,  3/1/2036
d
3,433,763
1,675,000 1.500%,  2/1/2037
d
1,648,272
1,125,000 2.000%,  2/1/2037
d
1,130,252
700,000 2.500%,  3/1/2037
d
713,740
Principal
Amount Long-Term Fixed Income (98.8%) Value
Mortgage-Backed Securities (34.5%) -
continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 6,075,000 2.000%,  2/1/2052
d
$ 5,922,176
250,000 2.500%,  2/1/2052
d,e
249,570
975,000 2.000%,  3/1/2052
d
948,374
7,900,000 2.500%,  3/1/2052
d,e
7,866,945
5,050,000 3.000%,  3/1/2052
d
5,146,266
1,650,000 3.500%,  3/1/2049
d
1,714,453
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
1,200,000 2.500%,  2/1/2052
d
1,207,500
700,000 2.500%,  3/1/2052
d
702,926
Seasoned Credit Risk Transfer
Trust
410,551
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
424,804
Total 33,171,105
U.S. Government & Agencies (39.0%)
Federal Farm Credit Bank
500,000 2.210%,  8/1/2024 511,371
Federal Home Loan Bank
500,000 3.250%,  11/16/2028 545,836
Federal Home Loan Mortgage
Corporation
500,000 0.250%,  8/24/2023 493,711
Federal National Mortgage
Association
500,000 0.750%,  10/8/2027 473,542
375,000 0.875%,  8/5/2030 344,336
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 526,895
U.S. Treasury Bonds
1,185,000 1.375%,  8/15/2050 994,474
325,000 2.250%,  11/15/2027 335,017
3,160,000 2.625%,  2/15/2029 3,344,786
4,670,000 1.500%,  2/15/2030 4,584,262
1,125,000 1.375%,  11/15/2031 1,084,043
500,000 4.750%,  2/15/2037 687,227
120,000 1.125%,  5/15/2040 101,245
625,000 3.000%,  5/15/2042 711,841
2,205,000 2.500%,  5/15/2046 2,337,386
2,410,000 2.875%,  5/15/2049 2,786,468
U.S. Treasury Bonds, TIPS
212,981 0.875%,  2/15/2047 266,942
U.S. Treasury Notes
500,000 0.250%,  6/15/2024 488,066
250,000 2.125%,  11/30/2024 255,283
3,000,000 2.875%,  7/31/2025 3,143,203
1,950,000 0.250%,  8/31/2025 1,865,754
375,000 2.625%,  1/31/2026 390,703
4,500,000 0.500%,  2/28/2026 4,312,441
250,000 1.750%,  12/31/2026 251,836
750,000 0.625%,  11/30/2027 705,410
3,000,000 1.250%,  5/31/2028 2,914,102
U.S. Treasury Notes, TIPS
579,496 0.125%,  10/15/2024 611,402

Government Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
U.S. Government & Agencies (39.0%) -
continued
$ 2,259,916 0.125%,  10/15/2025 $ 2,397,099
Total 37,464,681
Total Long-Term Fixed Income
(cost $95,118,349) 94,885,730
Shares or
Principal
Amount Short-Term Investments ( 33.3% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.030%, 2/15/2022
f,g
99,999
100,000 0.045%, 3/15/2022
f,g
99,988
100,000 0.170%, 4/20/2022
f,g
99,959
Thrivent Core Short-Term Reserve
Fund
3,160,974 0.210% 31,609,743
Total Short-Term Investments
(cost $31,903,125) 31,909,689
Total Investments (cost
$127,021,474) 132.1% $126,795,419
Other Assets and Liabilities, Net
(32.1%) (30,782,285)
Total Net Assets 100.0% $96,013,134
a Denotes variable rate securities. The rate shown is as
of January 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $10,850,945 or
11.3% of total net assets.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security was earmarked to cover
written options.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
FNMA - Federal National Mortgage Association
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 8,278,291 – 8,278,291 –
Collateralized Mortgage Obligations 10,314,044 – 10,314,044 –
Commercial Mortgage-Backed Securities 919,093 – 919,093 –
Energy 177,376 – 177,376 –
Financials 2,565,998 – 2,565,998 –
Foreign Government 1,995,142 – 1,995,142 –
Mortgage-Backed Securities 33,171,105 – 33,171,105 –
U.S. Government & Agencies 37,464,681 – 37,464,681 –
Short-Term Investments 299,946 – 299,946 –
Subtotal Investments in Securities $95,185,676 $– $95,185,676 $–
Other Investments  * Total
Affiliated Short-Term Investments 31,609,743
Subtotal Other Investments $31,609,743
Total Investments at Value $126,795,419
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Government Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Government
Bond Fund as discussed in the Notes to Schedule of Investments.
* Located on the Statement of Operations, Change in net unrealized appreciation/depreciation on investments.
^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Asset Backed Securities Level 3 securities' fair value is calculated by a vendor using the established policies and procedures of the reporting entity. Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, and U.S. Treasury yields.
Unobservable inputs were weighted by the relative fair value of the instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 254,325 254,325 – –
Total Asset Derivatives $254,325 $254,325 $– $–
Liability Derivatives
Futures Contracts 31,850 31,850 – –
Call Options Written 822 – – 822
Total Liability Derivatives $32,672 $31,850 $– $822
Investments in Securities
Beginning
Value
10/31/2021
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
1/31/2022
Long Term Fixed Income
 Asset Backed Securities $1,449,351   $-   ($6,875) $- ($102,697)  - ($1,339,779)  $-
Total  $1,449,351  $-   ($6,875)  $- ($102,697)  $- ($1,339,779) $-
The following table presents Government Bond Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling $299,946 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Ultra Long Term U.S. Treasury Bond 7 March 2022 $ 1,354,412 ( $ 31,850)
Total Futures Long Contracts $ 1,354,412 ( $ 31,850)
CBOT 10-Yr. U.S. Treasury Note (62) March 2022 ( $ 8,007,331) $ 73,269
CBOT 2-Yr. U.S. Treasury Note (83) March 2022 (18,059,581) 77,112
CBOT 5-Yr. U.S. Treasury Note (46) March 2022 (5,555,716) 72,372
CBOT U.S. Long Bond (6) March 2022 (943,983) 10,234
Ultra 10-Yr. U.S. Treasury Note (17) March 2022 (2,449,417) 21,338
Total Futures Short Contracts ( $ 35,016,028) $254,325
Total Futures Contracts ( $ 33,661,616) $222,475

Government Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Government Bond Fund's options contracts held as of January 31, 2022.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.50) $ 101.81 February 2022 ( $ 1,497,422) ( $ 2) $ 9,197
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (1.50) 100.94 March 2022 (1,493,724) (820) 3,868
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($822) $13,065
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $35,211 $7,019 $10,620 $31,610 3,161 32.9%
Total Affiliated Short-Term Investments 35,211 31,610 32.9
Total Value $35,211 $31,610
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $– $– $– $14
Total Income/Non Income Cash from Affiliated Investments $14
Total $– $– $–

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
( 101.9% ) Value
Alaska (0.7%)
Northern AK Tobacco Securitization
Corporation Tobacco Settlement
Rev. Refg.
$ 250,000 4.000%, 6/1/2050, Ser. B-1 $ 272,973
Total 272,973
Arizona (3.7%)
Arizona Industrial Development
Auth. Economic Development
Rev. (Legacy Cares, Inc.)
350,000 7.750%, 7/1/2050, Ser. A
a
416,467
100,000 5.500%, 7/1/2031, Ser. A
a
107,008
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
200,000 5.000%, 7/15/2050, Ser. A
a
223,391
Arizona Industrial Development
Auth. Education Rev. (Somerset
Academy of Las Vegas - Aliante
and Skye Canyon Campus)
250,000 4.000%, 12/15/2051, Ser. A
a
260,273
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
a
366,302
Total 1,373,441
California (8.3%)
California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corporation)
250,000 4.000%, 6/1/2049, Ser. A 278,037
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 274,865
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser. A,
AMT 258,743
California Municipal Finance Auth.
Rev. Refg. (ExxonMobil)
950,000 0.110%, 12/1/2029, AMT
b
950,000
California Pollution Control
Financing Auth. Rev. Refg.
(ExxonMobil)
300,000 0.110%, 12/1/2029, AMT
b
300,000
California Pollution Control
Financing Auth. Rev. Refg.
(San Diego County Water Auth.
Desalination)
250,000 5.000%, 7/1/2039
a
292,219
California Public Finance Auth.
Senior Living Rev. (Enso Village)
250,000 5.000%, 11/15/2056, Ser. A
a
277,536
Riverside County, CA
Transportation Commission Toll
Rev. Refg. (RCTC 91 Express
Lanes)
375,000 4.000%, 6/1/2046, Ser. B-1 424,586
Total 3,055,986
Principal
Amount
Long-Term Fixed Income
(101.9%) Value
Colorado (4.5%)
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
$ 225,000 5.000%, 4/1/2048 $ 257,778
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 372,731
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
a
157,751
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 248,842
Colorado State Health Fac.
Auth. Hospital Rev. Refg.
(Commonspirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 381,035
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 243,036
Total 1,661,173
Connecticut (1.8%)
Connecticut State Health &
Educational Fac. Auth. Rev.
(McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
a
272,292
Hamden, CT G.O. Refg. (BAM
Insured)
350,000 4.000%, 8/15/2041
c
393,713
Total 666,005
Delaware (1.9%)
Delaware State Economic
Development Auth. Charter
School Rev. (Newark Charter
School, Inc.)
400,000 4.000%, 9/1/2051 438,209
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 253,050
Total 691,259
Florida (5.8%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 265,995
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
a
256,176
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051 277,441

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.9%) Value
Florida (5.8%) - continued
Florida State Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
$ 250,000 4.000%, 7/1/2055, Ser. A $ 261,936
Florida State Higher Educational
Fac. Financing Auth. Rev.
(Ringling College)
300,000 5.000%, 3/1/2049 344,270
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
250,000 5.000%, 10/1/2047, Ser. A 297,699
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 144,243
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
a
307,920
Total 2,155,680
Georgia (3.6%)
DeKalb County, GA Housing Auth.
Senior Living Rev. Refg. (Baptist
Retirement Communities of
Georgia, Inc. and Clairmont
Crest, Inc.)
250,000 5.125%, 1/1/2049, Ser. A
a
204,115
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 271,233
Main Street Natural Gas, Inc. Rev.
250,000 5.000%, 5/15/2028, Ser. A 291,253
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 293,926
Private Colleges and Universities
Auth. Rev. (Mercer University)
250,000 4.000%, 10/1/2050 278,257
Total 1,338,784
Illinois (5.5%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 287,090
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 168,449
Illinois G.O.
235,000 5.000%, 12/1/2025, Ser. B 263,951
250,000 5.000%, 3/1/2046, Ser. A 294,845
Illinois Sales Tax Rev. Refg. (Build
Illinois)
300,000 4.000%, 6/15/2033, Ser. C 335,505
Illinois Sports Fac. Auth. Rev. Refg.
300,000 5.000%, 6/15/2031 357,409
Principal
Amount
Long-Term Fixed Income
(101.9%) Value
Illinois (5.5%) - continued
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
$ 115,000
Zero Coupon, 6/15/2035,
Ser. A
c
$ 79,654
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
220,000 5.500%, 6/15/2029, Ser. A
c
251,572
Total 2,038,475
Indiana (0.4%)
Indiana Housing and Community
Development Auth. Rev. (Vita of
Marion)
150,000 5.250%, 4/1/2041, Ser. A 152,940
Total 152,940
Iowa (0.9%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 176,293
150,000 5.000%, 5/15/2043, Ser. A 162,724
Total 339,017
Kansas (0.8%)
Kansas Power Pool Municipal
Energy Agency Electric Utility
Rev.
245,000 4.000%, 12/1/2041, Ser. A 274,713
Total 274,713
Louisiana (0.4%)
East Baton Rouge, LA Industrial
Development Board Rev.
(ExxonMobil)
150,000 0.110%, 8/1/2035, Ser. A
b
150,000
Total 150,000
Maine (1.5%)
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
500,000 4.000%, 7/1/2051, Ser. A 559,464
Total 559,464
Maryland (1.2%)
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
200,000
5.000%, 6/1/2044, Ser. A,
AMT 232,422
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
200,000 5.000%, 7/1/2030
a
223,664
Total 456,086

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.9%) Value
Michigan (4.1%)
Downriver Utility Wastewater Auth.
Rev. Refg. (AGM Insured)
$ 225,000 5.000%, 4/1/2031
c
$ 270,545
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
200,000 4.000%, 9/1/2046 220,948
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 117,256
Michigan Strategic Fund Limited
Obligation Rev. (Recycled Board
Machine)
250,000 4.000%, 10/1/2026, AMT
b
273,085
Michigan Strategic Rev.
225,000 5.000%, 12/31/2043, AMT 260,553
Muskegon, MI Public Schools G.O.
300,000 5.000%, 5/1/2051, Ser. II 370,686
Total 1,513,073
Minnesota (3.7%)
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 303,073
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 270,833
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 224,265
St. Paul, MN Housing and
Redevelopment Auth. Charter
School Lease Rev. Refg. (Nova
Classical Academy)
350,000 4.000%, 9/1/2031, Ser. A 366,625
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
200,000 4.000%, 12/1/2050 212,580
Total 1,377,376
Missouri (2.6%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
200,000
5.000%, 3/1/2046, Ser. B,
AMT 231,713
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
140,000 5.000%, 8/15/2042, Ser. A 152,411
Missouri Health and Educational
Fac. Auth. Rev. (Maryville
University of St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 229,920
Principal
Amount
Long-Term Fixed Income
(101.9%) Value
Missouri (2.6%) - continued
Missouri State Health and
Educational Fac. Auth. Rev.
Refg. (Lake Regional Health
System)
$ 300,000 4.000%, 2/15/2051 $ 332,242
Total 946,286
Montana (0.7%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 266,828
Total 266,828
Nebraska (1.5%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
225,000 5.000%, 11/15/2047 259,771
Lincoln, NE Airport Auth. Rev.
250,000 4.000%, 7/1/2036, AMT 289,209
Total 548,980
Nevada (0.7%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 259,442
Total 259,442
New Hampshire (1.0%)
New Hampshire Health and
Education Fac. Auth. Rev.
250,000 5.000%, 8/1/2059, Ser. A 365,706
Total 365,706
New Jersey (2.3%)
New Jersey Transportation Trust
Fund Auth. Rev.
250,000 4.000%, 6/15/2050 271,295
225,000 5.000%, 6/15/2045, Ser. AA 248,288
Tobacco Settlement Financing
Corporation Rev. Refg.
300,000 5.250%, 6/1/2046, Ser. A 341,983
Total 861,566
New York (7.6%)
Build NYC Resource Corporation
Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051 262,762
Huntington, NY Local Development
Corporation Rev. (Gurwin
Independent Housing, Inc. -
Fountaingate Gardens)
250,000 3.000%, 7/1/2025, Ser. C 247,912
Metropolitan Transportation Auth.,
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
b
303,282
New York City Water & Sewer
System Rev.
380,000
0.110%, 6/15/2048, Ser.
AA-1
b
380,000

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.9%) Value
New York (7.6%) - continued
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
$ 140,000
0.110%, 6/15/2035, Ser.
BB-2
b
$ 140,000
150,000
0.110%, 6/15/2049, Ser.
BB-1
b
150,000
New York City, NY Trust for Cultural
Resources Rev. Refg. (Carnegie
Hall)
200,000 5.000%, 12/1/2039 243,676
New York State Transportation
Development Corporation
Exempt Fac. Rev. (New York
State Thruway Service Areas)
250,000 4.000%, 4/30/2053, AMT 274,507
New York State Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
225,000 5.000%, 1/1/2036, AMT 259,044
New York, NY G.O.
250,000 4.000%, 3/1/2047, Ser. F-1 277,601
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
a
250,756
Total 2,789,540
North Carolina (1.5%)
North Carolina State Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
500,000 4.000%, 1/1/2052, Ser. A 540,925
Total 540,925
North Dakota (0.7%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 264,675
Total 264,675
Ohio (2.4%)
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
300,000 5.000%, 6/1/2055, Ser. B-2 329,757
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
250,000 4.000%, 12/1/2055, Ser. A
a
254,878
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 114,039
Ohio State Turnpike Commission
Rev.
150,000
Zero Coupon, 2/15/2034, Ser.
A-4
d
181,873
Total 880,547
Principal
Amount
Long-Term Fixed Income
(101.9%) Value
Oregon (0.6%)
Yamhill County, OR Hospital Auth.
Rev. Refg. (Friendsview Manor)
$ 200,000 5.000%, 11/15/2056, Ser. A $ 224,662
Total 224,662
Pennsylvania (3.6%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 413,595
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 274,823
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
200,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
111,714
Pennsylvania Turnpike Commission
Rev. Refg.
225,000 5.000%, 12/1/2032 275,279
Philadelphia, PA Auth. for Industrial
Development Rev. (Cathedral
Village)
250,000 5.000%, 4/1/2039
e
261,809
Total 1,337,220
Puerto Rico (1.3%)
Puerto Rico Sales Tax Financing
Corporation Rev.
450,000 4.550%, 7/1/2040, Ser. A-1 494,278
Total 494,278
South Carolina (2.0%)
Patriots Energy Group, SC Gas
System Improvement Rev. Refg.
450,000 4.000%, 6/1/2051, Ser. A 502,154
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 221,834
Total 723,988
South Dakota (0.7%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
250,000 4.000%, 8/1/2051 267,046
Total 267,046
Tennessee (1.0%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 347,398
Total 347,398

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.9%) Value
Texas (9.6%)
Central Texas Regional Mobility
Auth. Rev.
$ 300,000 5.000%, 1/1/2040, Ser. A
e
$ 337,734
Gulf Coast Auth. Rev.
460,000 0.130%, 12/1/2025, AMT
b
460,000
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
250,000 5.000%, 1/1/2033, Ser. A 256,196
Hidalgo County, TX Regional
Mobility Auth.
350,000 4.000%, 12/1/2041, Ser. A
f
382,338
Irving, TX Rev. Refg.
300,000 5.000%, 8/15/2043 345,944
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. (Mobil Oil
Corporation)
500,000 0.130%, 4/1/2029, AMT
b
500,000
Port Freeport, TX Rev.
300,000
5.000%, 6/1/2049, Ser. A,
AMT 345,250
Port of Beaumont, TX Navigation
District Fac. Rev. Refg. (Dock
and Wharf Jefferson Gulf Coast
Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
a
252,323
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 251,927
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
50,000 5.000%, 12/15/2031 61,558
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 347,805
Total 3,541,075
Utah (3.9%)
Black Desert Public Infrastructure
District L.T.G.O.
500,000 4.000%, 3/1/2051, Ser. A
a
487,948
Salt Lake City, UT Airport Rev.
150,000
4.000%, 7/1/2051, Ser. A,
AMT 163,981
225,000
5.000%, 7/1/2036, Ser. A,
AMT 265,282
Utah Infrastructure Agency
Telecommunications and
Franchise Tax Rev. (Pleasant
Grove City)
250,000 4.000%, 10/15/2048 279,136
Utah Infrastructure Agency
Telecommunications Rev.
200,000 4.000%, 10/15/2029 227,217
Total 1,423,564
Principal
Amount
Long-Term Fixed Income
(101.9%) Value
Virginia (2.9%)
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings OpCo, LLC)
$ 250,000 5.000%, 1/1/2027, AMT $ 254,507
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 267,367
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT
f
540,387
Total 1,062,261
West Virginia (1.3%)
South Charleston, WV Special
District Excise Tax Rev. Refg.
(South Charleston Park Place)
500,000 4.500%, 6/1/2050
a,f
483,640
Total 483,640
Wisconsin (4.6%)
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 527,463
Public Finance Auth., WI Rev.
(Texas Biomedical Research
Institute)
350,000 4.000%, 6/1/2040, Ser. A 388,855
Public Finance Auth., WI Student
Housing Rev. (University of
Hawaii Foundation)
250,000 4.000%, 7/1/2051 263,435
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
250,000 5.125%, 10/1/2048 254,954
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 259,374
Total 1,694,081
Wyoming (0.6%)
Laramie County, WY Hospital
Rev. Refg. (Cheyenne Regional
Medical Center)
200,000 4.000%, 5/1/2038 230,588
Total 230,588
Total Long-Term Fixed Income
(cost $37,094,945) 37,630,741
Shares
Registered Investment
Companies ( 0.8% ) Value
Unaffiliated  (0.8%)
4,900 Vaneck High Yield Muni ETF 296,401
Total 296,401
Total Registered Investment
Companies (cost $305,076) 296,401

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Short-Term Investments ( 0.3% )
g
Value
Federal Home Loan Bank Discount
Notes
$ 100,000 0.030%, 2/15/2022
h
$ 99,999
Total Short-Term Investments
(cost $99,999) 99,999
Total Investments
(cost $37,500,020) 103.0% $38,027,141
Other Assets and Liabilities,
Net -3.0% (1,090,034)
Total Net Assets 100.0% $36,937,107
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $5,094,659 or
13.8% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2022.
e Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
ETF - Exchange Traded Fund.
Fac. - Facility/Facilities
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Refg. - Refunding
Rev. - Revenue
Ser. - Series

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 7,028,420 – 7,028,420 –
Electric Revenue 568,639 – 568,639 –
Escrowed/Pre-refunded 599,543 – 599,543 –
General Obligation 2,375,834 – 2,375,834 –
Health Care 6,495,399 – 6,495,399 –
Housing Finance 2,197,429 – 2,197,429 –
Industrial Development Revenue 988,721 – 988,721 –
Other Revenue 6,961,592 – 6,961,592 –
Tax Revenue 2,123,191 – 2,123,191 –
Transportation 6,803,033 – 6,803,033 –
Water & Sewer 1,488,940 – 1,488,940 –
Registered Investment Companies
Unaffiliated 296,401 296,401 – –
Short-Term Investments 99,999 – 99,999 –
Total Investments at Value $38,027,141 $296,401 $37,730,740 $–
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 25,040 25,040 – –
Total Asset Derivatives $25,040 $25,040 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling
$99,999 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (8) March 2022 ( $ 1,270,040) $ 25,040
Total Futures Short Contracts ( $ 1,270,040) $25,040
Total Futures Contracts ( $ 1,270,040) $25,040

High Yield Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 5.9% )
a
Value
Capital Goods (1.0%)
Grinding Media, Inc., Term Loan
$ 2,955,593
4.750%,  (LIBOR 3M +
4.000%), 10/12/2028
b
$ 2,953,760
Mauser Packaging Solutions
Holding Company, Term Loan
1,358,043
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,344,246
Vertiv Group Corporation, Term
Loan
3,271,950
2.852%,  (LIBOR 1M +
2.750%), 3/2/2027
b
3,253,758
Total 7,551,764
Communications Services (1.1%)
DIRECTV Financing, LLC, Term
Loan
2,996,038
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
2,997,925
NEP Group, Inc., Term Loan
2,390,357
3.355%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,337,243
Peraton Corporation, Term Loan
2,858,400
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
2,853,627
Total 8,188,795
Consumer Cyclical (0.6%)
Cengage Learning, Inc., Term
Loan
2,558,588
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
2,564,395
Staples, Inc., Term Loan
2,249,745
5.132%,  (LIBOR 3M +
5.000%), 4/12/2026
b
2,144,300
Total 4,708,695
Consumer Non-Cyclical (1.1%)
Bellring Brands, LLC, Term Loan
1,917,081
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
1,915,720
Endo Luxembourg Finance
Company I SARL, Term Loan
2,465,187
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b,c,d
2,396,704
Global Medical Response, Inc.,
Term Loan
1,385,427
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
1,381,963
921,672
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
921,101
Herens US Holdco Corporation,
Term Loan
1,542,250
4.750%,  (LIBOR 2M +
4.000%), 7/2/2028
b
1,540,569
Total 8,156,057
Energy (0.3%)
GIP II Blue Holding LP, Term Loan
2,076,795
5.500%,  (LIBOR 3M +
4.500%), 9/29/2028
b
2,074,718
Total 2,074,718
Principal
Amount Bank Loans (5.9%)
a
Value
Financials (0.4%)
Asurion , LLC, Term Loan
$ 1,838,000
5.355%,  (LIBOR 1M +
5.250%), 1/15/2029
b,c,d
$ 1,839,158
CoreLogic , Inc., Term Loan
1,406,475
4.000%,  (LIBOR 1M +
3.500%), 6/2/2028
b
1,397,685
Total 3,236,843
Technology (0.8%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
2,395,494
3.799%,  (LIBOR 1M +
3.500%), 8/21/2026
b
2,360,160
Gogo Intermediate Holdings, LLC,
Term Loan
1,402,950
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,401,491
Rackspace Technology Global,
Inc., Term Loan
1,439,125
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,424,129
Redstone Holdco 2 LP, Term Loan
1,172,062
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
1,085,330
Total 6,271,110
Transportation (0.6%)
AAdvantage Loyalty IP, Ltd., Term
Loan
3,920,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b,c,d
4,063,198
Air Canada, Term Loan
980,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
982,038
Total 5,045,236
Total Bank Loans
(cost $45,357,328) 45,233,218
Principal
Amount Long-Term Fixed Income ( 91.2% ) Value
Basic Materials (5.3%)
ACN 113 874 712, Pty. Ltd.
2,862,131 11.500%,  2/15/2018
*, e,f
2,862
Chemours Company
2,410,000 5.750%,  11/15/2028
g
2,447,066
Cleveland-Cliffs, Inc.
1,450,000 4.625%,  3/1/2029
g
1,414,808
2,546,000 4.875%,  3/1/2031
g,h
2,495,080
Consolidated Energy Finance SA
3,482,000 5.625%,  10/15/2028
g
3,274,020
First Quantum Minerals, Ltd.
935,000 6.875%,  3/1/2026
g
965,387
1,938,000 6.875%,  10/15/2027
g
2,059,125
Hecla Mining Company
805,000 7.250%,  2/15/2028 861,350
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
g
713,704
Mercer International, Inc.
1,435,000 5.500%,  1/15/2026 1,445,763
480,000 5.125%,  2/1/2029 473,400
Novelis Corporation
580,000 3.250%,  11/15/2026
g
561,846

High Yield Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.2%) Value
Basic Materials (5.3%) - continued
$ 2,010,000 4.750%,  1/30/2030
g
$ 1,999,950
580,000 3.875%,  8/15/2031
g
546,227
OCI NV
2,564,000 4.625%,  10/15/2025
g
2,636,946
Olin Corporation
2,450,000 5.625%,  8/1/2029 2,572,990
SCIL USA Holdings, LLC
2,543,000 5.375%,  11/1/2026
g
2,549,358
SPCM SA
926,000 3.125%,  3/15/2027
g
884,330
1,157,000 3.375%,  3/15/2030
g
1,086,018
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
g
2,176,519
Taseko Mines, Ltd.
2,420,000 7.000%,  2/15/2026
g
2,453,638
Unifrax Escrow Issuer Corporation
1,887,000 5.250%,  9/30/2028
g
1,853,978
United States Steel Corporation
3,420,000 6.875%,  3/1/2029 3,454,200
Venator Finance SARL
1,950,000 5.750%,  7/15/2025
g,h
1,832,610
Total 40,761,175
Capital Goods (10.8%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*, f,i
17,250
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
g
2,376,921
AECOM
1,505,000 5.125%,  3/15/2027 1,567,081
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
g
1,923,656
2,370,000 4.625%,  5/15/2030
g
2,358,150
ARD Finance SA
1,500,000 6.500%,  6/30/2027
g
1,515,000
Ardagh Packaging Finance plc
3,745,000 5.250%,  8/15/2027
g
3,670,100
Berry Global, Inc.
1,577,000 4.500%,  2/15/2026
g
1,581,684
Bombardier, Inc.
935,000 7.125%,  6/15/2026
g
950,194
1,950,000 7.875%,  4/15/2027
g,h
1,976,286
1,755,000 6.000%,  2/15/2028
g
1,699,051
Brand Industrial Services, Inc.
710,000 8.500%,  7/15/2025
g
667,400
Builders FirstSource , Inc.
900,000 5.000%,  3/1/2030
g
923,976
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
g
3,044,684
Coinbase Global, Inc.
1,075,000 3.375%,  10/1/2028
g,h
964,049
Cornerstone Building Brands, Inc.
2,830,000 6.125%,  1/15/2029
g
2,922,682
Covanta Holding Corporation
1,520,000 5.000%,  9/1/2030 1,504,800
Covert Mergeco , Inc.
826,000 4.875%,  12/1/2029
g
820,548
CP Atlas Buyer, Inc.
1,935,000 7.000%,  12/1/2028
g
1,840,804
Crown Cork & Seal Company, Inc.
1,686,000 7.375%,  12/15/2026 1,955,760
Principal
Amount Long-Term Fixed Income (91.2%) Value
Capital Goods (10.8%) - continued
Flex Acquisition Company, Inc.
$ 2,995,000 6.875%,  1/15/2025
g
$ 2,995,000
GFL Environmental, Inc.
3,885,000 4.000%,  8/1/2028
g
3,619,538
H&E Equipment Services, Inc.
4,500,000 3.875%,  12/15/2028
g
4,272,525
Howard Midstream Energy
Partners, LLC
2,091,000 6.750%,  1/15/2027
g
2,145,241
Howmet Aerospace, Inc.
63,000 6.875%,  5/1/2025 69,694
2,034,000 3.000%,  1/15/2029 1,926,442
JELD-WEN, Inc.
1,100,000 6.250%,  5/15/2025
g,h
1,135,750
1,175,000 4.875%,  12/15/2027
g
1,172,062
Mauser Packaging Solutions
Holding Company
1,875,000 7.250%,  4/15/2025
g
1,863,244
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
g
1,152,452
Mueller Water Products, Inc.
820,000 4.000%,  6/15/2029
g
803,600
Nesco Holdings II, Inc.
1,400,000 5.500%,  4/15/2029
g
1,386,000
New Enterprise Stone and Lime
Company, Inc.
2,683,000 5.250%,  7/15/2028
g
2,683,000
OI European Group BV
2,270,000 4.750%,  2/15/2030
g
2,204,862
Owens-Brockway Glass Container,
Inc.
2,880,000 5.875%,  8/15/2023
g
2,970,374
Pactiv Evergreen Group
1,610,000 4.375%,  10/15/2028
g
1,541,575
PGT Innovations, Inc.
2,153,000 4.375%,  10/1/2029
g
2,076,375
SRM Escrow Issuer, LLC
3,205,000 6.000%,  11/1/2028
g
3,290,894
TransDigm , Inc.
4,255,000 6.250%,  3/15/2026
g
4,393,287
110,000 4.625%,  1/15/2029 104,463
1,885,000 4.875%,  5/1/2029 1,809,798
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,665,113
Vertiv Group Corporation
807,000 4.125%,  11/15/2028
g
786,430
Victors Merger Corporation
1,410,000 6.375%,  5/15/2029
g
1,293,210
WESCO Distribution, Inc.
1,220,000 7.250%,  6/15/2028
g
1,308,450
Total 82,949,455
Communications Services (10.8%)
Altice France SA
1,410,000 5.125%,  7/15/2029
g
1,309,241
2,676,000 5.500%,  10/15/2029
g
2,536,018
C&W Senior Financing DAC
475,000 6.875%,  9/15/2027
g
494,976
CCO Holdings, LLC
3,250,000 5.375%,  6/1/2029
g
3,349,027
3,760,000 4.750%,  3/1/2030
g
3,731,029
1,610,000 4.500%,  8/15/2030
g
1,569,750
1,218,000 4.750%,  2/1/2032
g
1,198,147

High Yield Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.2%) Value
Communications Services (10.8%) - continued
Cengage Learning, Inc.
$ 1,533,000 9.500%,  6/15/2024
g
$ 1,539,316
Clear Channel Outdoor Holdings,
Inc.
940,000 7.500%,  6/1/2029
g
974,075
Clear Channel Worldwide
Holdings, Inc.
2,120,000 7.750%,  4/15/2028
g
2,199,500
Consolidated Communications,
Inc.
1,200,000 5.000%,  10/1/2028
g
1,162,740
CSC Holdings, LLC
2,340,000 5.375%,  2/1/2028
g
2,346,880
2,325,000 4.125%,  12/1/2030
g
2,127,817
Cumulus Media New Holdings,
Inc.
2,208,000 6.750%,  7/1/2026
g,h
2,271,944
DIRECTV Holdings, LLC
465,000 5.875%,  8/15/2027
g
466,720
DISH DBS Corporation
1,789,000 5.250%,  12/1/2026
g
1,735,330
719,000 7.375%,  7/1/2028
h
694,806
760,000 5.750%,  12/1/2028
g
727,259
Entercom Media Corporation
3,415,000 6.500%,  5/1/2027
g,h
3,244,250
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
g
864,948
1,410,000 5.000%,  5/1/2028
g
1,395,900
GCI, LLC
3,040,000 4.750%,  10/15/2028
g
3,004,888
Gray Escrow II, Inc.
6,200,000 5.375%,  11/15/2031
g
6,113,169
iHeartCommunications , Inc.
710,000 8.375%,  5/1/2027 742,564
Iliad Holding SASU
1,388,000 6.500%,  10/15/2026
g
1,405,530
LCPR Senior Secured Financing
DAC
3,330,000 6.750%,  10/15/2027
g
3,454,808
Level 3 Financing, Inc.
1,640,000 4.625%,  9/15/2027
g
1,631,964
1,640,000 4.250%,  7/1/2028
g
1,564,643
News Corporation
710,000 3.875%,  5/15/2029
g
681,316
Outfront Media Capital, LLC
2,350,000 5.000%,  8/15/2027
g
2,331,647
Radiate Holdco, LLC
945,000 6.500%,  9/15/2028
g
911,925
Scripps Escrow, Inc.
2,190,000 5.875%,  7/15/2027
g
2,233,800
Sirius XM Radio, Inc.
630,000 3.125%,  9/1/2026
g
604,044
1,640,000 4.000%,  7/15/2028
g
1,586,700
860,000 3.875%,  9/1/2031
g
795,500
Sprint Corporation
1,960,000 7.125%,  6/15/2024 2,136,400
5,960,000 7.625%,  2/15/2025 6,630,500
Telesat Canada
1,080,000 4.875%,  6/1/2027
g
870,286
405,000 6.500%,  10/15/2027
g
249,164
Terrier Media Buyer, Inc.
1,510,000 8.875%,  12/15/2027
g
1,593,805
Principal
Amount Long-Term Fixed Income (91.2%) Value
Communications Services (10.8%) - continued
United States Cellular Corporation
$ 2,626,000 6.700%,  12/15/2033 $ 2,911,945
Uniti Group, LP
1,405,000 4.750%,  4/15/2028
g
1,362,105
Viasat , Inc.
945,000 6.500%,  7/15/2028
g
935,550
VTR Comunicaciones SPA
152,000 5.125%,  1/15/2028
g
149,360
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
g
1,928,760
Ziggo BV
1,755,000 4.875%,  1/15/2030
g
1,697,963
Total 83,468,009
Consumer Cyclical (18.4%)
1011778 B.C., ULC
3,510,000 4.375%,  1/15/2028
g
3,444,012
Allen Media, LLC
1,873,000 10.500%,  2/15/2028
g
1,871,745
Allied Universal Finance
Corporation
700,000 4.625%,  6/1/2028
g
661,661
Allied Universal Holdco, LLC
1,465,000 6.625%,  7/15/2026
g
1,504,357
1,175,000 4.625%,  6/1/2028
g
1,128,223
940,000 6.000%,  6/1/2029
g
891,031
Allison Transmission, Inc.
3,890,000 3.750%,  1/30/2031
g
3,614,355
American Axle & Manufacturing,
Inc.
1,945,000 6.500%,  4/1/2027
h
2,003,350
Arko Corporation
1,344,000 5.125%,  11/15/2029
g
1,278,614
Ashton Woods USA, LLC
700,000 4.625%,  8/1/2029
g
689,500
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
g
1,845,295
Boyne USA, Inc.
1,295,000 4.750%,  5/15/2029
g
1,300,568
Brookfield Residential Properties,
Inc.
1,875,000 5.000%,  6/15/2029
g
1,851,000
Caesars Entertainment, Inc.
3,072,000 6.250%,  7/1/2025
g
3,178,813
1,400,000 8.125%,  7/1/2027
g
1,506,750
2,153,000 4.625%,  10/15/2029
g
2,061,288
Carnival Corporation
887,000 10.500%,  2/1/2026
g
996,101
1,116,000 7.625%,  3/1/2026
g
1,138,320
3,270,000 5.750%,  3/1/2027
g
3,136,584
1,185,000 4.000%,  8/1/2028
g
1,127,267
1,396,000 6.000%,  5/1/2029
g
1,342,952
Cedar Fair, LP
900,000 5.375%,  4/15/2027 911,250
2,500,000 5.250%,  7/15/2029 2,502,800
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
g
940,502
Cinemark USA, Inc.
935,000 5.875%,  3/15/2026
g
918,637
Empire Communities Corporation
2,415,000 7.000%,  12/15/2025
g
2,456,828
Ford Motor Company
3,138,000 3.250%,  2/12/2032 2,985,305

High Yield Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.2%) Value
Consumer Cyclical (18.4%) - continued
Ford Motor Credit Company, LLC
$ 2,000,000 2.300%,  2/10/2025 $ 1,962,160
2,900,000 5.125%,  6/16/2025 3,048,625
2,090,000 4.134%,  8/4/2025 2,137,756
2,900,000 3.375%,  11/13/2025 2,903,248
Gap, Inc.
463,000 3.875%,  10/1/2031
g
429,673
Golden Nugget, Inc.
1,385,000 6.750%,  10/15/2024
g
1,385,139
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029
g
1,405,703
1,170,000 5.250%,  7/15/2031
g
1,178,061
Guitar Center Escrow Issuer II, Inc.
500,000 8.500%,  1/15/2026
g
528,750
Hanesbrands, Inc.
1,885,000 4.875%,  5/15/2026
g
1,953,331
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
g
4,815,580
Hilton Domestic Operating
Company, Inc.
590,000 3.750%,  5/1/2029
g
574,884
1,950,000 4.875%,  1/15/2030 2,012,517
Hilton Grand Vacations Borrower
Escrow, LLC
2,810,000 5.000%,  6/1/2029
g
2,795,950
International Game Technology plc
1,500,000 6.250%,  1/15/2027
g
1,632,338
550,000 5.250%,  1/15/2029
g
561,737
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
d,g
1,107,970
KAR Auction Services, Inc.
2,430,000 5.125%,  6/1/2025
g
2,430,000
KB Home
1,870,000 6.875%,  6/15/2027 2,117,775
L Brands, Inc.
1,455,000 5.250%,  2/1/2028 1,527,750
2,190,000 6.625%,  10/1/2030
g
2,350,286
970,000 6.875%,  11/1/2035 1,115,500
Macy's Retail Holdings, LLC
1,875,000 5.875%,  4/1/2029
g
1,911,000
Magic MergerCo , Inc.
1,415,000 5.250%,  5/1/2028
g
1,362,546
Mattamy Group Corporation
1,300,000 4.625%,  3/1/2030
g
1,281,709
New Red Finance, Inc.
2,200,000 4.000%,  10/15/2030
g
2,036,474
Penn National Gaming, Inc.
1,400,000 4.125%,  7/1/2029
g,h
1,316,000
PetSmart, Inc.
3,225,000 7.750%,  2/15/2029
g
3,459,554
Prime Security Services Borrower,
LLC
4,530,000 5.750%,  4/15/2026
g
4,694,892
1,595,000 3.375%,  8/31/2027
g
1,483,733
Real Hero Merger Sub 2, Inc.
1,070,000 6.250%,  2/1/2029
g
1,047,830
Realogy Group, LLC
2,905,000 5.750%,  1/15/2029
g
2,853,582
Rite Aid Corporation
2,083,000 7.500%,  7/1/2025
g
2,052,963
Royal Caribbean Cruises, Ltd.
3,193,000 9.125%,  6/15/2023
g
3,363,826
2,650,000 4.250%,  7/1/2026
g
2,474,517
Principal
Amount Long-Term Fixed Income (91.2%) Value
Consumer Cyclical (18.4%) - continued
$ 608,000 5.375%,  7/15/2027
g
$ 587,571
485,000 3.700%,  3/15/2028 437,713
Scientific Games International, Inc.
2,700,000 7.250%,  11/15/2029
g
2,924,370
SeaWorld Parks and
Entertainment, Inc.
2,149,000 5.250%,  8/15/2029
g
2,093,792
Service Properties Trust
2,613,000 7.500%,  9/15/2025 2,753,658
Six Flags Theme Parks, Inc.
1,000,000 7.000%,  7/1/2025
g
1,042,500
Staples, Inc.
1,880,000 7.500%,  4/15/2026
g
1,854,150
Station Casinos, LLC
700,000 4.500%,  2/15/2028
g
679,672
724,000 4.625%,  12/1/2031
g
687,800
Tenneco, Inc.
2,195,000 5.000%,  7/15/2026
h
2,035,917
1,100,000 7.875%,  1/15/2029
g
1,168,926
Travel + Leisure Company
2,670,000 6.625%,  7/31/2026
g
2,850,225
Uber Technologies, Inc.
1,460,000 6.250%,  1/15/2028
g,h
1,514,750
Wabash National Corporation
2,141,000 4.500%,  10/15/2028
g
2,075,228
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
g
956,813
Wyndham Hotels & Resorts, Inc.
1,460,000 4.375%,  8/15/2028
g
1,448,612
Total 141,712,164
Consumer Non-Cyclical (13.0%)
Albertson's Companies, Inc.
1,830,000 4.625%,  1/15/2027
g
1,873,005
4,230,000 5.875%,  2/15/2028
g
4,410,156
1,200,000 3.500%,  3/15/2029
g
1,132,992
Bausch Health Companies, Inc.
3,285,000 5.000%,  1/30/2028
g
2,767,612
3,776,000 5.000%,  2/15/2029
g
3,039,680
2,410,000 6.250%,  2/15/2029
g
2,039,462
1,625,000 7.250%,  5/30/2029
g
1,462,500
Centene Corporation
1,450,000 4.250%,  12/15/2027 1,485,293
1,705,000 4.625%,  12/15/2029 1,772,893
830,000 3.375%,  2/15/2030 814,437
700,000 2.625%,  8/1/2031 655,046
Central Garden & Pet Company
2,320,000 4.125%,  10/15/2030 2,230,100
CHS/Community Health Systems,
Inc.
1,455,000 4.750%,  2/15/2031
g
1,391,344
Community Health Systems, Inc.
1,455,000 5.625%,  3/15/2027
g
1,462,872
1,988,000 6.875%,  4/15/2029
g
1,965,635
Coty, Inc.
1,602,000 5.000%,  4/15/2026
g
1,608,376
DaVita, Inc.
2,982,000 4.625%,  6/1/2030
g
2,901,158
945,000 3.750%,  2/15/2031
g
868,171
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
g
1,514,750
Embecta Corporation
800,000 5.000%,  2/15/2030
d,g
801,000

High Yield Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.2%) Value
Consumer Non-Cyclical (13.0%) - continued
Encompass Health Corporation
$ 3,185,000 4.500%,  2/1/2028 $ 3,177,037
Endo Finance, LLC
1,000,000 9.500%,  7/31/2027
g
987,700
Energizer Holdings, Inc.
2,330,000 4.750%,  6/15/2028
g
2,271,750
HCA, Inc.
1,560,000 5.875%,  2/1/2029 1,762,800
Herbalife Nutrition, Ltd.
1,269,000 7.875%,  9/1/2025
g
1,332,552
HFC Prestige Products, Inc.
2,023,000 4.750%,  1/15/2029
g
1,992,655
HLF Financing SARL, LLC
2,345,000 4.875%,  6/1/2029
g
2,221,887
JBS USA Food Company
2,440,000 5.750%,  1/15/2028
g
2,543,724
JBS USA, LLC
940,000 5.500%,  1/15/2030
g
996,964
Kraft Foods Group, Inc.
1,180,000 5.000%,  6/4/2042 1,343,462
Kraft Heinz Foods Company
1,740,000 3.750%,  4/1/2030 1,798,416
1,180,000 4.875%,  10/1/2049 1,339,856
Mattel, Inc.
2,360,000 3.375%,  4/1/2026
g
2,349,970
1,025,000 5.875%,  12/15/2027
g
1,089,062
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
g
1,373,644
Mozart Debt Merger Sub, Inc.
2,696,000 3.875%,  4/1/2029
g
2,598,135
2,681,000 5.250%,  10/1/2029
g,h
2,607,272
Ortho-Clinical Diagnostics, Inc.
1,488,000 7.250%,  2/1/2028
g
1,588,440
Par Pharmaceutical, Inc.
2,215,000 7.500%,  4/1/2027
g
2,228,844
Pilgrim's Pride Corporation
2,826,000 3.500%,  3/1/2032
g
2,691,172
Post Holdings, Inc.
766,000 5.500%,  12/15/2029
g
787,257
1,715,000 4.500%,  9/15/2031
g
1,632,183
SEG Holding, LLC
2,920,000 5.625%,  10/15/2028
g
3,036,800
Simmons Foods, Inc.
2,445,000 4.625%,  3/1/2029
g
2,344,144
Spectrum Brands, Inc.
1,740,000 5.000%,  10/1/2029
g
1,796,550
730,000 5.500%,  7/15/2030
g
761,025
Syneos Health, Inc.
1,655,000 3.625%,  1/15/2029
g
1,568,576
Tenet Healthcare Corporation
3,600,000 4.875%,  1/1/2026
g
3,616,272
3,960,000 5.125%,  11/1/2027
g
3,968,752
Teva Pharmaceutical Finance
Netherlands III BV
2,655,000 3.150%,  10/1/2026 2,436,918
TreeHouse Foods, Inc.
1,088,000 4.000%,  9/1/2028
h
1,017,280
United Natural Foods, Inc.
2,430,000 6.750%,  10/15/2028
g
2,578,838
Total 100,036,419
Principal
Amount Long-Term Fixed Income (91.2%) Value
Energy (12.8%)
Antero Resources Corporation
$ 608,000 8.375%,  7/15/2026
g
$ 678,127
1,170,000 5.375%,  3/1/2030
g
1,210,716
Apache Corporation
1,465,000 4.375%,  10/15/2028 1,515,777
Archrock Partners, LP
970,000 6.250%,  4/1/2028
g
973,841
Buckeye Partners, LP
825,000 4.125%,  12/1/2027 807,733
1,530,000 4.500%,  3/1/2028
g
1,489,256
Callon Petroleum Company
1,971,000 6.375%,  7/1/2026 1,902,015
Cheniere Energy Partners, LP
2,345,000 4.500%,  10/1/2029 2,397,106
232,000 3.250%,  1/31/2032
g
218,215
Chesapeake Energy Corporation
930,000 6.750%,  4/15/2029
g
993,938
Chesapeake Escrow Issuer, LLC
1,180,000 5.500%,  2/1/2026
g
1,216,226
Comstock Resources, Inc.
2,700,000 5.875%,  1/15/2030
g
2,683,395
Continental Resources, Inc.
1,330,000 5.750%,  1/15/2031
g
1,516,080
CQP Holdco, LP
2,345,000 5.500%,  6/15/2031
g
2,337,097
CrownRock Finance, Inc.
1,710,000 5.625%,  10/15/2025
g
1,722,774
DT Midstream, Inc.
1,005,000 4.125%,  6/15/2029
g
991,422
540,000 4.375%,  6/15/2031
g
533,250
Endeavor Energy Resources, LP
980,000 6.625%,  7/15/2025
g
1,024,296
980,000 5.750%,  1/30/2028
g
1,013,879
EnLink Midstream, LLC
2,425,000 5.625%,  1/15/2028
g
2,489,747
EQM Midstream Partners, LP
970,000 4.500%,  1/15/2029
g
926,369
EQT Corporation
470,000 3.125%,  5/15/2026
g
459,425
975,000 3.900%,  10/1/2027 981,610
610,000 5.000%,  1/15/2029 642,025
Ferrellgas , LP
1,423,000 5.375%,  4/1/2026
g
1,348,292
Genesis Energy, LP
970,000 6.500%,  10/1/2025 949,126
470,000 6.250%,  5/15/2026 451,200
Harvest Midstream, LP
3,170,000 7.500%,  9/1/2028
g
3,301,460
Hess Midstream Operations, LP
710,000 5.625%,  2/15/2026
g
724,200
1,395,000 4.250%,  2/15/2030
g
1,346,175
Hilcorp Energy I, LP
1,911,000 5.750%,  2/1/2029
g
1,949,220
935,000 6.000%,  2/1/2031
g
949,025
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
g
1,602,248
Laredo Petroleum, Inc.
2,325,000 7.750%,  7/31/2029
g,h
2,246,438
Murphy Oil Corporation
1,465,000 5.875%,  12/1/2027 1,486,697
Nabors Industries, Ltd.
1,405,000 7.250%,  1/15/2026
g,h
1,345,287

High Yield Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.2%) Value
Energy (12.8%) - continued
NGL Energy Operating, LLC
$ 845,000 7.500%,  2/1/2026
g
$ 858,520
NGL Energy Partners, LP
470,000 7.500%,  11/1/2023 458,109
930,000 7.500%,  4/15/2026
h
811,853
NuStar Logistics, LP
485,000 5.750%,  10/1/2025 506,219
Oasis Petroleum, Inc.
930,000 6.375%,  6/1/2026
g
955,277
Occidental Petroleum Corporation
1,600,000 3.500%,  6/15/2025 1,585,800
1,955,000 8.000%,  7/15/2025 2,223,812
185,000 3.500%,  8/15/2029 182,354
2,445,000 4.300%,  8/15/2039 2,304,412
2,445,000 4.400%,  4/15/2046 2,338,202
Ovintiv , Inc.
930,000 6.625%,  8/15/2037 1,151,355
Patterson-UTI Energy, Inc.
935,000 3.950%,  2/1/2028 905,043
470,000 5.150%,  11/15/2029 475,950
PBF Holding Company, LLC
1,045,000 9.250%,  5/15/2025
g
1,020,753
Precision Drilling Corporation
1,395,000 6.875%,  1/15/2029
g
1,397,372
Range Resources Corporation
820,000 4.875%,  5/15/2025 835,707
2,335,000 4.750%,  2/15/2030
d,g
2,332,175
Rockcliff Energy II, LLC
2,120,000 5.500%,  10/15/2029
g
2,146,500
Sanchez Energy Corporation
3,260,000 0.000%,  2/15/2023
e,f,j
3
SM Energy Company
820,000 5.625%,  6/1/2025 813,850
1,908,000 6.750%,  9/15/2026 1,927,080
Southwestern Energy Company
935,000 8.375%,  9/15/2028 1,025,882
2,065,000 5.375%,  2/1/2029 2,099,857
976,000 4.750%,  2/1/2032 974,351
Summit Midstream Holdings, LLC
1,881,000 8.500%,  10/15/2026
g
1,927,461
Sunoco, LP
975,000 4.500%,  5/15/2029 954,496
1,449,000 4.500%,  4/30/2030
g
1,422,889
Tallgrass Energy Finance
Corporation
2,475,000 5.500%,  1/15/2028
g
2,366,100
Targa Resources Partners, LP
1,415,000 6.500%,  7/15/2027 1,501,740
825,000 4.875%,  2/1/2031 862,125
Teine Energy, Ltd.
930,000 6.875%,  4/15/2029
g
948,600
Transocean, Inc.
2,597,000 11.500%,  1/30/2027
g
2,576,432
USA Compression Partners LP
700,000 6.875%,  9/1/2027 718,830
Venture Global Calcasieu Pass,
LLC
1,969,000 3.875%,  8/15/2029
g
1,965,535
1,280,000 4.125%,  8/15/2031
g
1,288,308
W&T Offshore, Inc.
700,000 9.750%,  11/1/2023
g
682,500
Weatherford International, Ltd.
2,151,000 8.625%,  4/30/2030
g
2,188,643
Principal
Amount Long-Term Fixed Income (91.2%) Value
Energy (12.8%) - continued
Western Gas Partners, LP
$ 1,154,000 4.650%,  7/1/2026 $ 1,207,788
Total 98,365,570
Financials (8.6%)
Alliant Holdings Intermediate, LLC
1,075,000 6.750%,  10/15/2027
g
1,062,508
Altice Financing SA
935,000 5.750%,  8/15/2029
g
873,926
American Finance Trust, Inc.
1,608,000 4.500%,  9/30/2028
g
1,559,760
Barclays plc
1,860,000 4.375%,  3/15/2028
b,k
1,756,026
CANPACK SA
1,000,000 3.125%,  11/1/2025
g
993,432
Charles Schwab Corporation
1,890,000 4.000%,  6/1/2026
b,k
1,867,188
Chobani , LLC
3,425,000 4.625%,  11/15/2028
g
3,424,520
Coinbase Global, Inc.
1,075,000 3.625%,  10/1/2031
g
936,594
Credit Acceptance Corporation
1,420,000 5.125%,  12/31/2024
g
1,434,200
Credit Agricole SA
967,000 4.750%,  3/23/2029
b,g,k
948,869
Drawbridge Special Opportunities
Fund, LP
4,500,000 3.875%,  2/15/2026
g
4,515,945
Fortress Transportation and
Infrastructure Investors, LLC
1,500,000 6.500%,  10/1/2025
g
1,540,845
702,000 9.750%,  8/1/2027
g
768,690
500,000 5.500%,  5/1/2028
g
483,875
Global Net Lease, Inc.
4,000,000 3.750%,  12/15/2027
g
3,849,017
HUB International, Ltd.
1,333,000 5.625%,  12/1/2029
g
1,309,672
Icahn Enterprises, LP
2,450,000 4.750%,  9/15/2024 2,485,231
2,480,000 6.250%,  5/15/2026 2,549,440
719,000 5.250%,  5/15/2027 724,177
iStar , Inc.
1,870,000 5.500%,  2/15/2026 1,902,725
Jefferies Finance, LLC
1,975,000 5.000%,  8/15/2028
g
1,952,129
Ladder Capital Finance Holdings,
LLP
1,875,000 4.750%,  6/15/2029
g
1,834,987
LPL Holdings, Inc.
2,345,000 4.375%,  5/15/2031
g
2,298,264
MGM Growth Properties Operating
Partnership, LP
2,250,000 5.750%,  2/1/2027 2,486,250
MPT Operating Partnership, LP
2,450,000 4.625%,  8/1/2029 2,519,310
Navient Corporation
1,420,000 6.750%,  6/25/2025 1,501,423
OneMain Finance Corporation
720,000 7.125%,  3/15/2026 791,520
700,000 3.500%,  1/15/2027 664,846
2,010,000 6.625%,  1/15/2028 2,157,447
2,365,000 4.000%,  9/15/2030 2,201,283

High Yield Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.2%) Value
Financials (8.6%) - continued
PennyMac Financial Services, Inc.
$ 1,685,000 4.250%,  2/15/2029
g
$ 1,519,702
Playtika Holding Corporation
1,770,000 4.250%,  3/15/2029
g
1,692,563
Service Properties Trust
806,000 4.650%,  3/15/2024 783,835
945,000 4.750%,  10/1/2026 878,283
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
g
1,048,445
470,000 8.500%,  8/15/2027
g
484,758
United Wholesale Mortgage, LLC
2,035,000 5.500%,  4/15/2029
g
1,863,857
VICI Properties, LP
1,050,000 4.250%,  12/1/2026
g
1,061,813
2,010,000 3.750%,  2/15/2027
g
1,990,151
1,510,000 4.125%,  8/15/2030
g
1,514,636
Total 66,232,142
Technology (5.7%)
Black Knight InfoServ , LLC
2,425,000 3.625%,  9/1/2028
g
2,326,011
CommScope Technologies
Finance, LLC
2,702,000 6.000%,  6/15/2025
g
2,631,779
CommScope , Inc.
1,470,000 7.125%,  7/1/2028
g
1,370,775
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
g
930,325
II-VI, Inc.
848,000 5.000%,  12/15/2029
g
846,346
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
g
3,505,305
610,000 5.000%,  7/15/2028
g
609,085
980,000 5.250%,  7/15/2030
g
973,091
1,830,000 4.500%,  2/15/2031
g
1,735,188
Minerva Merger Sub, Inc.
1,788,000 6.500%,  2/15/2030
d,g
1,783,530
MSCI, Inc.
2,390,000 3.250%,  8/15/2033
g
2,241,414
NCR Corporation
3,960,000 5.750%,  9/1/2027
g
4,022,330
PTC, Inc.
360,000 3.625%,  2/15/2025
g
361,350
1,055,000 4.000%,  2/15/2028
g
1,045,647
Rackspace Technology Global,
Inc.
965,000 3.500%,  2/15/2028
g
900,548
550,000 5.375%,  12/1/2028
g
512,875
Seagate HDD Cayman
3,665,000 4.091%,  6/1/2029 3,591,517
2,050,000 3.375%,  7/15/2031 1,903,425
Sensata Technologies, Inc.
2,000,000 3.750%,  2/15/2031
g
1,879,360
Shift4 Payments, LLC
1,000,000 4.625%,  11/1/2026
g
1,015,200
SS&C Technologies, Inc.
3,990,000 5.500%,  9/30/2027
g
4,120,553
Switch, Ltd.
2,560,000 3.750%,  9/15/2028
g
2,441,933
Unisys Corporation
1,460,000 6.875%,  11/1/2027
g
1,554,900
Principal
Amount Long-Term Fixed Income (91.2%) Value
Technology (5.7%) - continued
Viavi Solutions, Inc.
$ 1,606,000 3.750%,  10/1/2029
g
$ 1,557,820
Total 43,860,307
Transportation (2.9%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,495,670
Air Canada
580,000 3.875%,  8/15/2026
g
565,726
American Airlines, Inc.
1,381,000 11.750%,  7/15/2025
g
1,671,604
1,078,000 5.500%,  4/20/2026
g
1,103,602
935,000 5.750%,  4/20/2029
g
957,206
Avis Budget Car Rental, LLC
1,750,000 5.375%,  3/1/2029
g,h
1,753,640
Delta Air Lines, Inc.
1,572,000 7.000%,  5/1/2025
g
1,760,422
1,460,000 4.750%,  10/20/2028
g
1,558,443
Hertz Corporation
1,333,000 4.625%,  12/1/2026
g
1,293,277
1,599,000 5.000%,  12/1/2029
g
1,539,677
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
g
487,552
United Airlines, Inc.
1,845,000 4.375%,  4/15/2026
g
1,831,347
2,565,000 4.625%,  4/15/2029
g
2,537,991
VistaJet Malta Finance plc
842,000 6.375%,  2/1/2030
g
836,738
XPO Logistics, Inc.
2,200,000 6.250%,  5/1/2025
g
2,277,154
Total 22,670,049
Utilities (2.9%)
Calpine Corporation
1,315,000 4.500%,  2/15/2028
g
1,285,281
Edison International
1,155,000 5.000%,  12/15/2026
b,k
1,150,588
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
g
913,963
NextEra Energy Operating
Partners, LP
3,730,000 3.875%,  10/15/2026
g
3,757,975
NRG Energy, Inc.
1,215,000 3.375%,  2/15/2029
g
1,122,374
1,270,000 5.250%,  6/15/2029
g
1,306,830
PG&E Corporation
1,944,000 5.000%,  7/1/2028 1,944,000
Suburban Propane Partners, LP
2,805,000 5.875%,  3/1/2027 2,875,125
Sunnova Energy Corporation
930,000 5.875%,  9/1/2026
g
897,152
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
g
2,369,250
TerraForm Power Operating, LLC
2,760,000 5.000%,  1/31/2028
g
2,794,500
Vistra Corporation
1,938,000 7.000%,  12/15/2026
b,g,k
1,928,310
Total 22,345,348
Total Long-Term Fixed Income
(cost $707,831,250) 702,400,638

High Yield Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 3.3% ) Value
25,169,398 Thrivent Cash Management Trust $ 25,169,398
Total Collateral Held for
Securities Loaned
(cost $25,169,398) 25,169,398
Shares Preferred Stock ( 0.8% ) Value
Financials (0.8%)
82,373 Bank of America Corporation,
5.000%
k
2,116,986
480 Bank of America Corporation,
Convertible, 7.250%
k
675,840
59,240 J.P. Morgan Chase & Company,
4.750%
k
1,485,739
1,476 Wells Fargo & Company,
Convertible, 7.50%
k
2,101,986
Total 6,380,551
Total Preferred Stock
(cost $6,075,831) 6,380,551
Shares Common Stock ( 0.3% ) Value
Communications Services (0.1%)
73,061 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
j,l
1,278,568
Total 1,278,568
Energy (0.2%)
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024) 169,770
42,480 Noble Corporation
l
1,048,831
8,783 Noble Corporation, Warrants
(Expires 02/05/2028)
l
87,830
8,783 Noble Corporation, Warrants
(Expires 02/05/2028)
l
70,264
Total 1,376,695
Total Common Stock
(cost $1,557,363) 2,655,263
Shares or
Principal
Amount Short-Term Investments ( 1.4% ) Value
Federal Home Loan Bank Discount
Notes
500,000 0.030%, 2/15/2022
m,n
499,996
100,000 0.190%, 4/27/2022
m,n
99,955
Thrivent Core Short-Term Reserve
Fund
941,167 0.210% 9,411,671
U.S. Treasury Bills
1,000,000 0.047%, 2/17/2022
m,o
999,987
Total Short-Term Investments
(cost $11,006,110) 11,011,609
Total Investments (cost
$796,997,280) 102.9% $792,850,677
Other Assets and Liabilities, Net
(2.9%) (22,528,271)
Total Net Assets 100.0% $770,322,406
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Defaulted security.  Interest is not being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $543,337,179 or
70.5% of total net assets.
h All or a portion of the security is on loan.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 31, 2022.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of January 31, 2022 was $20,112 or 0.00% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
January 31, 2022.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,714,489

High Yield Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
January 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 24,358,106
Total lending $24,358,106
Gross amount payable upon return of
collateral for securities loaned $25,169,398
Net amounts due to counterparty $811,292
Definitions:
PIK - Payment-In-Kind
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 7,551,764 – 7,551,764 –
Communications Services 8,188,795 – 8,188,795 –
Consumer Cyclical 4,708,695 – 4,708,695 –
Consumer Non-Cyclical 8,156,057 – 8,156,057 –
Energy 2,074,718 – 2,074,718 –
Financials 3,236,843 – 3,236,843 –
Technology 6,271,110 – 6,271,110 –
Transportation 5,045,236 – 5,045,236 –
Long-Term Fixed Income
Basic Materials 40,761,175 – 40,761,175 –
Capital Goods 82,949,455 – 82,949,455 –
Communications Services 83,468,009 – 83,468,009 –
Consumer Cyclical 141,712,164 – 141,712,164 –
Consumer Non-Cyclical 100,036,419 – 100,036,419 –
Energy 98,365,570 – 98,365,567 3
Financials 66,232,142 – 66,232,142 –
Technology 43,860,307 – 43,860,307 –
Transportation 22,670,049 – 22,670,049 –
Utilities 22,345,348 – 22,345,348 –
Preferred Stock
Financials 6,380,551 6,380,551 – –
Common Stock
Communications Services 1,278,568 – – 1,278,568
Energy 1,376,695 1,218,601 158,094 –
Short-Term Investments 1,599,938 – 1,599,938 –
Subtotal Investments in Securities $758,269,608 $7,599,152 $749,391,885 $1,278,571
Other Investments  * Total
Affiliated Short-Term Investments 9,411,671
Collateral Held for Securities Loaned 25,169,398
Subtotal Other Investments $34,581,069
Total Investments at Value $792,850,677
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 385,345 385,345 – –
Credit Default Swaps 247,253 – 247,253 –
Total Asset Derivatives $632,598 $385,345 $247,253 $–

High Yield Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents High Yield Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling $399,953 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note (132) March 2022 ( $ 17,052,391) $ 160,516
CBOT 5-Yr. U.S. Treasury Note (127) March 2022 (15,363,627) 224,829
Total Futures Short Contracts ( $ 32,416,018) $385,345
Total Futures Contracts ( $ 32,416,018) $385,345
The following table presents High Yield Fund's swaps contracts held as of January 31, 2022. Investments totaling $999,987 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Buy 12/20/2026 $ 14,500,000 $ – $ 247,253 $ 247,253
Total Credit Default Swaps $– $247,253 $247,253
1 As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

High Yield Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $21,295 $76,609 $88,492 $9,412 941 1.2%
Total Affiliated Short-Term Investments 21,295 9,412 1.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   21,112 37,373 33,316 25,169 25,169 3.3
Total Collateral Held for Securities Loaned 21,112 25,169 3.3
Total Value $42,407 $34,581
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $8 $(8) $– $4
Total Income/Non Income Cash from Affiliated Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 7 47
Total Affiliated Income from Securities Loaned, Net $47
Total $8 $(8) $7

Income Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.2% )
a
Value
Communications Services (<0.1%)
Altice France SA, Term Loan
$ 123,825
3.500%,  (LIBOR 3M +
2.750%), 7/31/2025
b
$ 122,153
Total 122,153
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
308,750
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
307,882
LCPR Loan Financing, LLC, Term
Loan
215,000
3.856%,  (LIBOR 1M +
3.750%), 10/15/2028
b
215,136
Scientific Games International,
Inc., Term Loan
529,375
2.855%,  (LIBOR 1M +
2.750%), 8/14/2024
b
527,623
Tenneco, Inc., Term Loan
276,437
3.105%,  (LIBOR 1M +
3.000%), 10/1/2025
b
273,026
Total 1,323,667
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
155,161
3.105%,  (LIBOR 1M +
3.000%), 6/1/2025
b
153,868
Endo Luxembourg Finance
Company I SARL, Term Loan
213,388
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
207,460
Global Medical Response, Inc.,
Term Loan
96,002
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
95,762
309,219
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
309,028
Total 766,118
Technology (<0.1%)
Prime Security Services Borrower,
LLC, Term Loan
228,275
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
227,483
Total 227,483
Total Bank Loans
(cost $2,437,444) 2,439,421
Principal
Amount Long-Term Fixed Income ( 96.8% ) Value
Asset-Backed Securities (4.2%)
Aimco CLO 15, Ltd.
4,000,000
1.381%,  (LIBOR 3M +
1.140%), 10/17/2034, Ser.
2015-AA, Class AR2
b,c
4,000,672
Ares XL CLO, Ltd.
3,750,000
2.041%,  (LIBOR 3M +
1.800%), 1/15/2029, Ser.
2016-40A, Class BRR
b,c
3,750,908
Principal
Amount Long-Term Fixed Income (96.8%) Value
Asset-Backed Securities (4.2%) - continued
Atrium IX
$ 2,400,000
2.176%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,c
$ 2,400,170
Bardot CLO, Ltd.
3,200,000
2.159%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,c
3,200,224
Benefit Street Partners CLO II, Ltd.
2,400,000
2.141%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,c
2,378,119
CarVal CLO II, Ltd.
2,400,000
2.254%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,c
2,399,991
Galaxy XXIII CLO, Ltd.
800,000
1.959%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
b,c
798,364
Magnetite XII, Ltd.
1,800,000
1.341%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,c
1,800,439
OCP CLO, Ltd.
2,875,000
2.241%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,c
2,872,326
Octagon Investment Partners 31,
LLC
1,800,000
3.654%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,c
1,800,454
Octagon Investment Partners XVI,
Ltd.
1,400,000
1.641%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,c
1,400,414
Palmer Square Loan Funding, Ltd.
2,800,000
2.480%,  (LIBOR 3M +
2.300%), 11/25/2028, Ser.
2020-4A, Class B
b,c
2,801,109
PPM CLO, Ltd.
3,250,000
1.319%,  (LIBOR 3M +
1.200%), 10/18/2034, Ser.
2021-5A, Class A
b,c
3,252,178
Sound Point CLO XV, Ltd.
3,600,000
1.759%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
b,c
3,600,410
Sound Point CLO, Ltd.
1,800,000
2.504%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,c
1,800,637
Stratus CLO, Ltd.
3,750,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,c
3,750,911
THL Credit Wind River CLO, Ltd.
2,425,000
3.089%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,c
2,419,522
Total 44,426,848

Income Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.8%) Value
Basic Materials (2.5%)
Alcoa Nederland Holding BV
$ 130,000 5.500%,  12/15/2027
c
$ 136,825
Anglo American Capital plc
1,800,000 3.625%,  9/11/2024
c
1,859,095
1,450,000 4.750%,  4/10/2027
c
1,587,622
Cleveland-Cliffs, Inc.
90,000 4.625%,  3/1/2029
c
87,816
90,000 4.875%,  3/1/2031
c
88,200
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 184,050
1,150,000 5.250%,  9/1/2029 1,219,000
5,030,000 4.625%,  8/1/2030 5,232,960
Glencore Funding, LLC
520,000 4.125%,  5/30/2023
c
535,538
3,013,000 4.000%,  3/27/2027
c
3,184,736
1,800,000 2.500%,  9/1/2030
c
1,684,644
International Flavors and
Fragrances, Inc.
3,000,000 3.468%,  12/1/2050
c
2,942,788
Kinross Gold Corporation
360,000 5.950%,  3/15/2024 386,164
OCI NV
160,000 4.625%,  10/15/2025
c
164,552
Olin Corporation
180,000 5.125%,  9/15/2027 183,641
Syngenta Finance NV
1,825,000 4.441%,  4/24/2023
c
1,859,819
3,009,000 5.182%,  4/24/2028
c
3,312,706
Teck Resources, Ltd.
1,730,000 6.125%,  10/1/2035 2,132,792
Total 26,782,948
Capital Goods (3.5%)
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
c
148,763
BAE Systems plc
1,700,000 3.400%,  4/15/2030
c
1,756,441
1,400,000 1.900%,  2/15/2031
c
1,283,343
Boeing Company
4,350,000 5.930%,  5/1/2060 5,517,060
900,000 5.150%,  5/1/2030 1,012,915
3,000,000 5.705%,  5/1/2040 3,610,186
Carrier Global Corporation
2,000,000 2.722%,  2/15/2030 1,975,572
1,450,000 2.700%,  2/15/2031 1,424,706
1,900,000 3.377%,  4/5/2040 1,880,551
Crown Cork & Seal Company, Inc.
360,000 7.375%,  12/15/2026 417,600
General Electric Company
2,800,000
3.533%,  (LIBOR 3M +
3.330%), 3/15/2022
b,d
2,737,000
GFL Environmental, Inc.
180,000 3.500%,  9/1/2028
c
169,425
Howmet Aerospace, Inc.
5,000 6.875%,  5/1/2025 5,531
2,750,000 3.000%,  1/15/2029 2,604,580
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025 1,153,834
Meritage Homes Corporation
3,430,000 3.875%,  4/15/2029
c
3,451,438
Northrop Grumman Corporation
1,250,000 3.250%,  1/15/2028 1,298,914
Principal
Amount Long-Term Fixed Income (96.8%) Value
Capital Goods (3.5%) - continued
Owens-Brockway Glass Container,
Inc.
$ 250,000 5.875%,  8/15/2023
c
$ 257,845
Raytheon Technologies
Corporation
1,800,000 4.125%,  11/16/2028 1,964,367
1,075,000 4.450%,  11/16/2038 1,224,709
SRM Escrow Issuer, LLC
180,000 6.000%,  11/1/2028
c
184,824
Textron, Inc.
720,000 4.300%,  3/1/2024 753,773
370,000 3.875%,  3/1/2025 390,148
1,440,000 3.650%,  3/15/2027 1,511,098
United Rentals North America, Inc.
360,000 4.000%,  7/15/2030 354,600
Total 37,089,223
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
93,656
0.608%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
62,418
Wachovia Mortgage Loan Trust,
LLC
107,040
2.238%,  5/20/2036, Ser.
2006-A, Class 2A1
b
109,944
Total 172,362
Communications Services (8.5%)
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,475,161
1,900,000 1.875%,  10/15/2030 1,733,053
AT&T, Inc.
2,200,000 3.500%,  2/1/2061 2,005,601
2,893,000 3.650%,  9/15/2059 2,737,413
1,519,000 4.300%,  2/15/2030 1,670,821
1,750,000 2.750%,  6/1/2031 1,726,343
3,368,000 2.550%,  12/1/2033 3,165,709
1,810,000 4.300%,  12/15/2042 1,940,784
2,850,000 3.100%,  2/1/2043 2,619,492
1,800,000 4.500%,  3/9/2048 1,985,139
CCO Holdings Capital Corporation
3,500,000 5.000%,  2/1/2028
c
3,542,700
CCO Holdings, LLC
110,000 5.500%,  5/1/2026
c
112,613
180,000 4.750%,  3/1/2030
c
178,613
140,000 4.500%,  8/15/2030
c
136,500
Charter Communications
Operating, LLC
2,500,000 4.800%,  3/1/2050 2,553,272
1,700,000 4.908%,  7/23/2025 1,834,415
1,550,000 6.384%,  10/23/2035 1,893,656
2,000,000 3.500%,  6/1/2041 1,791,143
2,425,000 6.484%,  10/23/2045 3,049,480
Comcast Corporation
1,985,000 2.887%,  11/1/2051
c
1,797,908
1,600,000 4.600%,  10/15/2038 1,860,230
1,800,000 4.650%,  7/15/2042 2,086,020
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
c
1,870,445
Cumulus Media New Holdings,
Inc.
140,000 6.750%,  7/1/2026
c,f
144,054

Income Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.8%) Value
Communications Services (8.5%) - continued
Discovery Communications, LLC
$ 900,000 4.900%,  3/11/2026 $ 976,675
GCI, LLC
60,000 4.750%,  10/15/2028
c
59,307
Netflix, Inc.
800,000 4.875%,  4/15/2028 880,080
2,155,000 5.875%,  11/15/2028 2,497,106
1,200,000 6.375%,  5/15/2029 1,432,500
3,700,000 4.875%,  6/15/2030
c
4,121,060
Nexstar Escrow Corporation
360,000 5.625%,  7/15/2027
c
369,000
Omnicom Group, Inc.
700,000 4.200%,  6/1/2030 765,874
SBA Communications Corporation
180,000 3.125%,  2/1/2029 167,751
Sirius XM Radio, Inc.
360,000 4.125%,  7/1/2030
c
342,983
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 154,635
3,200,000 8.750%,  3/15/2032 4,470,240
Sprint Corporation
3,580,000 7.125%,  6/15/2024 3,902,200
3,500,000 7.625%,  2/15/2025 3,893,750
T-Mobile USA, Inc.
3,600,000 3.400%,  10/15/2052
c
3,312,432
1,600,000 3.750%,  4/15/2027 1,681,729
1,200,000 3.000%,  2/15/2041 1,084,929
VeriSign, Inc.
360,000 4.750%,  7/15/2027 372,074
Verizon Communications, Inc.
1,400,000 4.000%,  3/22/2050 1,503,072
1,600,000 3.700%,  3/22/2061 1,603,849
1,600,000 2.100%,  3/22/2028 1,559,391
1,409,000 1.680%,  10/30/2030 1,286,089
2,150,000 4.272%,  1/15/2036 2,410,877
2,800,000 3.400%,  3/22/2041 2,772,688
ViacomCBS, Inc.
1,800,000 4.200%,  5/19/2032 1,953,161
1,800,000 4.375%,  3/15/2043 1,907,943
Viasat, Inc.
80,000 5.625%,  9/15/2025
c
78,776
Walt Disney Company
1,100,000 7.625%,  11/30/2028 1,433,951
Ziggo BV
180,000 4.875%,  1/15/2030
c
174,150
Total 91,078,837
Consumer Cyclical (7.2%)
Amazon.com, Inc.
3,600,000 3.100%,  5/12/2051 3,558,435
Caesars Entertainment, Inc.
180,000 6.250%,  7/1/2025
c
186,259
Cedar Fair, LP
190,000 5.250%,  7/15/2029 190,213
Choice Hotels International, Inc.
1,900,000 3.700%,  1/15/2031 1,955,518
Daimler Trucks Finance North
America, LLC
3,500,000 2.375%,  12/14/2028
c
3,405,496
Darden Restaurants, Inc.
2,400,000 3.850%,  5/1/2027 2,545,583
Expedia Group, Inc.
5,200,000 3.250%,  2/15/2030 5,188,065
Principal
Amount Long-Term Fixed Income (96.8%) Value
Consumer Cyclical (7.2%) - continued
Ford Motor Credit Company, LLC
$ 2,200,000 4.063%,  11/1/2024 $ 2,241,283
2,850,000 4.125%,  8/17/2027 2,917,687
1,800,000 2.900%,  2/10/2029 1,705,860
1,100,000 4.000%,  11/13/2030 1,105,742
General Motors Company
3,575,000 6.800%,  10/1/2027 4,292,494
3,970,000 5.000%,  4/1/2035 4,473,731
General Motors Financial
Company, Inc.
1,100,000 1.500%,  6/10/2026 1,053,586
1,700,000 2.700%,  6/10/2031 1,618,947
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,931,960
Hanesbrands, Inc.
360,000 4.625%,  5/15/2024
c
366,741
Home Depot, Inc.
1,820,000 4.250%,  4/1/2046 2,102,375
Hyundai Capital America
1,700,000 2.375%,  10/15/2027
c
1,661,031
2,500,000 1.800%,  1/10/2028
c
2,362,049
Kohl's Corporation
3,400,000 3.375%,  5/1/2031 3,348,206
1,900,000 5.550%,  7/17/2045 1,946,235
L Brands, Inc.
180,000 6.625%,  10/1/2030
c
193,174
Lennar Corporation
1,100,000 4.500%,  4/30/2024 1,156,364
2,300,000 4.750%,  5/30/2025 2,460,195
Lowe's Companies, Inc.
3,250,000 2.625%,  4/1/2031 3,201,050
Marriott International, Inc.
190,000 5.750%,  5/1/2025 210,420
4,100,000 4.625%,  6/15/2030 4,482,319
Mastercard, Inc.
1,100,000 3.850%,  3/26/2050 1,234,569
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 2,081,450
MDC Holdings, Inc.
3,200,000 2.500%,  1/15/2031 2,996,000
Nissan Motor Company, Ltd.
1,100,000 3.522%,  9/17/2025
c
1,135,031
Royal Caribbean Cruises, Ltd.
180,000 9.125%,  6/15/2023
c
189,630
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
c
70,525
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
c
41,700
Toll Brothers Finance Corporation
2,155,000 4.350%,  2/15/2028 2,289,687
2,700,000 3.800%,  11/1/2029
f
2,785,172
Travel + Leisure Company
180,000 6.625%,  7/31/2026
c
192,150
Volkswagen Group of America
Finance, LLC
1,750,000 3.350%,  5/13/2025
c
1,814,756
Total 76,691,688
Consumer Non-Cyclical (9.9%)
Abbott Laboratories
810,000 4.750%,  11/30/2036 986,660
1,500,000 6.000%,  4/1/2039 2,070,369

Income Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.8%) Value
Consumer Non-Cyclical (9.9%) - continued
AbbVie, Inc.
$ 1,450,000 2.950%,  11/21/2026 $ 1,491,148
3,900,000 4.550%,  3/15/2035 4,433,321
1,900,000 4.300%,  5/14/2036 2,128,445
1,100,000 4.850%,  6/15/2044 1,285,838
Altria Group, Inc.
1,750,000 5.800%,  2/14/2039 1,985,831
Anheuser-Busch Companies, LLC
1,790,000 4.700%,  2/1/2036 2,056,266
Anheuser-Busch InBev Worldwide,
Inc.
2,175,000 4.000%,  4/13/2028 2,356,690
2,500,000 3.500%,  6/1/2030 2,650,488
1,450,000 4.600%,  4/15/2048 1,659,203
1,800,000 4.439%,  10/6/2048 2,021,308
3,200,000 5.550%,  1/23/2049 4,125,909
AstraZeneca Finance, LLC
1,900,000 1.750%,  5/28/2028 1,837,105
AstraZeneca plc
2,500,000 1.375%,  8/6/2030 2,291,448
BAT Capital Corporation
1,450,000 3.222%,  8/15/2024 1,485,938
1,750,000 4.700%,  4/2/2027 1,884,507
3,000,000 2.259%,  3/25/2028 2,848,455
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
c
25,275
180,000 5.000%,  2/15/2029
c
144,900
Becton, Dickinson and Company
2,000,000 3.794%,  5/20/2050 2,084,998
2,150,000 3.700%,  6/6/2027 2,282,280
Bunge, Ltd. Finance Corporation
1,850,000 2.750%,  5/14/2031 1,797,562
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
c
1,253,033
Centene Corporation
90,000 4.250%,  12/15/2027 92,191
270,000 4.625%,  12/15/2029 280,751
3,895,000 3.375%,  2/15/2030 3,821,969
2,000,000 2.500%,  3/1/2031 1,856,460
1,300,000 2.625%,  8/1/2031 1,216,514
Cigna Corporation
2,150,000 2.400%,  3/15/2030 2,077,258
Constellation Brands, Inc.
360,000 3.500%,  5/9/2027 379,251
CVS Health Corporation
1,050,000 4.250%,  4/1/2050 1,170,840
2,200,000 2.125%,  9/15/2031
f
2,073,133
Danaher Corporation
1,400,000 2.800%,  12/10/2051 1,267,485
Dentsply Sirona, Inc.
1,500,000 3.250%,  6/1/2030 1,541,984
Encompass Health Corporation
175,000 4.500%,  2/1/2028
f
174,562
HCA, Inc.
290,000 5.375%,  2/1/2025 308,635
4,000,000 5.875%,  2/15/2026 4,354,040
2,400,000 3.500%,  9/1/2030 2,388,936
HLF Financing SARL, LLC
180,000 4.875%,  6/1/2029
c
170,550
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
c
1,848,441
JBS Finance Luxembourg SARL
1,650,000 3.625%,  1/15/2032
c
1,565,437
Principal
Amount Long-Term Fixed Income (96.8%) Value
Consumer Non-Cyclical (9.9%) - continued
JBS USA LUX SA
$ 2,800,000 4.375%,  2/2/2052
c,g
$ 2,715,160
2,600,000 3.000%,  5/15/2032
c
2,424,526
JBS USA, LLC
180,000 6.500%,  4/15/2029
c
195,077
800,000 5.500%,  1/15/2030
c
848,480
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 136,623
Kraft Heinz Foods Company
1,100,000 5.500%,  6/1/2050 1,359,563
666,000 3.000%,  6/1/2026 672,913
250,000 3.750%,  4/1/2030 258,393
1,230,000 4.375%,  6/1/2046 1,299,813
1,150,000 4.875%,  10/1/2049 1,305,791
Newell Rubbermaid, Inc.
1,400,000 4.700%,  4/1/2026 1,466,206
1,800,000 6.000%,  4/1/2046 2,124,000
Par Pharmaceutical, Inc.
360,000 7.500%,  4/1/2027
c
362,250
QBE Insurance Group, Ltd.
1,425,000 5.875%,  5/12/2025
b,c,d
1,506,937
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 1,066,803
Roche Holdings, Inc.
1,800,000 2.607%,  12/13/2051
c
1,650,129
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027 1,380,535
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
776,203
Sysco Corporation
600,000 6.600%,  4/1/2050 875,043
1,000,000 6.600%,  4/1/2040 1,375,543
Teleflex, Inc.
250,000 4.250%,  6/1/2028
c
248,057
Tenet Healthcare Corporation
360,000 5.125%,  11/1/2027
c
360,796
Thermo Fisher Scientific, Inc.
1,500,000 2.800%,  10/15/2041 1,422,043
Tyson Foods, Inc.
720,000 3.550%,  6/2/2027 759,060
UnitedHealth Group, Inc.
760,000 4.750%,  7/15/2045 924,353
1,775,000 4.450%,  12/15/2048 2,105,223
Universal Health Services, Inc.
2,650,000 2.650%,  1/15/2032
c
2,506,580
VRX Escrow Corporation
155,000 6.125%,  4/15/2025
c
157,984
Total 106,059,498
Energy (7.9%)
Antero Resources Corporation
180,000 5.375%,  3/1/2030
c
186,264
BP Capital Markets America, Inc.
1,440,000 3.017%,  1/16/2027 1,491,147
1,050,000 3.543%,  4/6/2027 1,109,158
Buckeye Partners, LP
210,000 4.125%,  3/1/2025
c
208,813
Canadian Natural Resources, Ltd.
1,800,000 2.950%,  7/15/2030 1,793,414
Cenovus Energy, Inc.
1,600,000 5.375%,  7/15/2025 1,748,954

Income Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.8%) Value
Energy (7.9%) - continued
Cheniere Corpus Christi Holdings,
LLC
$ 1,750,000 3.700%,  11/15/2029 $ 1,818,393
Cheniere Energy Partners, LP
2,940,000 4.500%,  10/1/2029 3,005,327
3,700,000 4.000%,  3/1/2031 3,681,296
CNX Resources Corporation
180,000 6.000%,  1/15/2029
c
185,400
Continental Resources, Inc.
800,000 2.268%,  11/15/2026
c
773,172
1,900,000 4.375%,  1/15/2028 2,003,892
2,250,000 5.750%,  1/15/2031
c
2,564,797
Devon Energy Corporation
1,938,000 5.250%,  9/15/2024 2,075,613
2,015,000 4.500%,  1/15/2030 2,137,922
1,300,000 7.950%,  4/15/2032 1,775,593
Devon Financing Corporation, ULC
1,100,000 7.875%,  9/30/2031 1,510,925
Diamondback Energy, Inc.
2,400,000 3.500%,  12/1/2029 2,469,181
DT Midstream, Inc.
180,000 4.125%,  6/15/2029
c
177,568
Enbridge, Inc.
1,050,000 5.750%,  7/15/2080
b
1,149,750
Energy Transfer, LP
2,520,000 4.200%,  4/15/2027 2,677,260
2,500,000 4.000%,  10/1/2027 2,628,359
2,350,000 3.750%,  5/15/2030 2,411,851
2,650,000 6.000%,  6/15/2048 3,124,709
Enterprise Products Operating,
LLC
2,300,000 3.200%,  2/15/2052 2,071,897
1,800,000 4.875%,  8/16/2077
b
1,656,535
EQM Midstream Partners, LP
180,000 5.500%,  7/15/2028 182,180
EQT Corporation
360,000 3.900%,  10/1/2027 362,441
Equinor ASA
1,425,000 3.125%,  4/6/2030 1,487,238
Hess Corporation
1,200,000 6.000%,  1/15/2040 1,482,790
1,600,000 5.800%,  4/1/2047 2,015,677
MPLX, LP
2,050,000 4.875%,  6/1/2025 2,201,810
1,750,000 4.800%,  2/15/2029 1,942,081
Murphy Oil Corporation
140,000 5.875%,  12/1/2027 142,073
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 3,317,642
Newfield Exploration Company
1,180,000 5.625%,  7/1/2024 1,272,081
2,911,000 5.375%,  1/1/2026 3,179,509
Petroleos Mexicanos
3,350,000 7.690%,  1/23/2050 3,103,775
1,450,000 6.500%,  3/13/2027 1,515,250
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,123,570
Plains All American Pipeline, LP
1,800,000 3.800%,  9/15/2030 1,836,711
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
c
1,851,497
Principal
Amount Long-Term Fixed Income (96.8%) Value
Energy (7.9%) - continued
Suncor Energy, Inc.
$ 1,600,000 3.100%,  5/15/2025 $ 1,650,932
Tallgrass Energy Finance
Corporation
180,000 5.500%,  1/15/2028
c
172,080
Western Gas Partners, LP
4,200,000 4.650%,  7/1/2026 4,395,762
Williams Companies, Inc.
1,800,000 7.500%,  1/15/2031 2,373,793
Williams Partners, LP
900,000 3.750%,  6/15/2027 947,326
1,730,000 4.850%,  3/1/2048 1,962,037
Total 84,955,445
Financials (33.4%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,350,000 6.500%,  7/15/2025 1,512,698
1,500,000 4.625%,  10/15/2027 1,614,343
2,200,000 3.875%,  1/23/2028
f
2,274,726
1,600,000 3.400%,  10/29/2033 1,552,542
1,200,000 3.850%,  10/29/2041 1,172,830
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,d
2,922,388
1,200,000 3.625%,  4/1/2027 1,234,318
1,850,000 2.100%,  9/1/2028 1,729,572
1,500,000 3.000%,  2/1/2030 1,453,486
1,400,000 2.875%,  1/15/2032 1,331,169
Aircastle, Ltd.
2,550,000 5.250%,  8/11/2025
c
2,756,491
2,500,000 2.850%,  1/26/2028
c
2,444,177
Allianz SE
1,800,000 3.200%,  10/30/2027
b,c,d
1,662,750
Ally Financial, Inc.
2,420,000 5.750%,  11/20/2025 2,664,259
3,750,000 8.000%,  11/1/2031 5,082,044
American Express Company
2,250,000 3.550%,  9/15/2026
b,d
2,154,375
American Homes 4 Rent, LP
950,000 2.375%,  7/15/2031 901,167
American International Group, Inc.
1,800,000 4.200%,  4/1/2028 1,969,966
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,473,312
2,050,000 2.150%,  7/15/2026 1,976,593
1,200,000 2.875%,  6/15/2027 1,178,580
Associated Banc-Corporation
1,850,000 4.250%,  1/15/2025 1,947,546
Australia and New Zealand
Banking Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,c
1,812,924
1,500,000 2.570%,  11/25/2035
b,c
1,388,159
Aviation Capital Group, LLC
3,550,000 5.500%,  12/15/2024
c
3,821,129
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
c
742,111
1,200,000 5.500%,  1/15/2026
c
1,303,730
1,000,000 4.250%,  4/15/2026
c
1,037,735
3,600,000 4.375%,  5/1/2026
c
3,745,741
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 6.500%,  3/5/2025
b,d
1,662,000

Income Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.8%) Value
Financials (33.4%) - continued
Banco del Estado de Chile
$ 2,150,000 2.704%,  1/9/2025
c
$ 2,174,563
Banco Santander SA
1,800,000 2.746%,  5/28/2025 1,825,225
3,600,000 4.750%,  11/12/2026
b,d
3,459,600
1,200,000 4.379%,  4/12/2028 1,304,795
1,000,000 3.490%,  5/28/2030 1,029,595
Bank of America Corporation
1,640,000 6.500%,  10/23/2024
b,d
1,764,968
1,800,000 4.000%,  1/22/2025 1,894,451
1,250,000 3.950%,  4/21/2025 1,314,590
3,700,000 4.375%,  1/27/2027
b,d
3,654,120
2,800,000 3.705%,  4/24/2028
b
2,948,568
1,450,000 4.271%,  7/23/2029
b
1,574,402
1,175,000 3.974%,  2/7/2030
b
1,257,808
2,030,000 3.194%,  7/23/2030
b
2,075,233
3,800,000 1.922%,  10/24/2031
b
3,520,650
2,750,000 2.572%,  10/20/2032
b
2,664,880
1,200,000 4.244%,  4/24/2038
b
1,339,187
3,100,000 3.311%,  4/22/2042
b
3,058,524
1,140,000 2.831%,  10/24/2051
b
1,041,405
Bank of New York Mellon
Corporation
1,075,000 4.700%,  9/20/2025
b,d
1,132,781
Bank of Nova Scotia
2,250,000 4.900%,  6/4/2025
b,d
2,345,625
Barclays plc
1,800,000 7.875%,  3/15/2022
b,d
1,810,084
350,000 8.000%,  6/15/2024
b,d
381,402
1,900,000 6.125%,  12/15/2025
b,d
2,020,555
720,000 4.836%,  5/9/2028 775,109
1,600,000 4.972%,  5/16/2029
b
1,775,722
1,900,000 2.645%,  6/24/2031
b
1,834,369
Berkshire Hathaway Finance
Corporation
900,000 2.850%,  10/15/2050 822,521
1,050,000 4.250%,  1/15/2049 1,208,620
Blackstone Private Credit Fund
3,250,000 4.000%,  1/15/2029
c
3,202,761
BNP Paribas SA
3,050,000 6.625%,  3/25/2024
b,c,d
3,216,835
Boston Properties, LP
1,100,000 3.250%,  1/30/2031 1,119,550
BPCE SA
810,000 5.150%,  7/21/2024
c
862,005
Brandywine Operating
Partnership, LP
1,900,000 3.950%,  11/15/2027 2,006,522
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 969,833
CANPACK SA
200,000 3.125%,  11/1/2025
c
198,686
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 1,924,436
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,d
1,557,300
1,250,000 4.000%,  6/1/2026
b,d
1,234,912
1,900,000 4.000%,  12/1/2030
b,d
1,861,563
Citigroup, Inc.
1,800,000 4.700%,  1/30/2025
b,d
1,802,340
2,630,000 4.400%,  6/10/2025 2,801,141
1,695,000 5.500%,  9/13/2025 1,881,358
1,510,000 4.450%,  9/29/2027 1,642,182
1,500,000 3.668%,  7/24/2028
b
1,578,003
Principal
Amount Long-Term Fixed Income (96.8%) Value
Financials (33.4%) - continued
$ 2,000,000 4.075%,  4/23/2029
b
$ 2,145,764
2,250,000 2.520%,  11/3/2032
b
2,167,236
4,100,000 3.057%,  1/25/2033
b
4,141,075
CNA Financial Corporation
1,130,000 7.250%,  11/15/2023 1,241,303
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,d
1,237,630
Commerzbank AG
2,800,000 8.125%,  9/19/2023
c
3,041,445
CoreStates Capital III
1,360,000
0.726%,  (LIBOR 3M +
0.570%), 2/15/2027
b,c
1,321,822
Corporate Office Properties, LP
1,325,000 2.250%,  3/15/2026 1,319,671
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
c
90,900
Credit Agricole SA
1,400,000 6.875%,  9/23/2024
b,c,d
1,502,396
1,600,000 4.750%,  3/23/2029
b,c,d
1,570,000
Credit Suisse Group AG
2,300,000 7.500%,  7/17/2023
b,c,d
2,393,472
2,350,000 7.250%,  9/12/2025
b,c,d
2,511,562
2,150,000 2.193%,  6/5/2026
b,c
2,123,719
2,300,000 5.250%,  2/11/2027
b,c,d
2,293,560
1,900,000 4.282%,  1/9/2028
c
2,016,640
Deutsche Bank AG
4,200,000 6.000%,  10/30/2025
b,d
4,231,500
1,400,000 3.961%,  11/26/2025
b
1,457,356
1,800,000 2.311%,  11/16/2027
b
1,748,482
Discover Bank
2,510,000 4.682%,  8/9/2028
b
2,596,440
Drawbridge Special Opportunities
Fund, LP
270,000 3.875%,  2/15/2026
c
270,957
Duke Realty, LP
1,250,000 1.750%,  2/1/2031 1,152,288
EPR Properties
1,318,000 4.950%,  4/15/2028 1,386,499
2,800,000 3.750%,  8/15/2029 2,738,102
First Horizon Bank
1,250,000 5.750%,  5/1/2030 1,465,099
First Horizon National Corporation
2,100,000 4.000%,  5/26/2025 2,216,593
First-Citizens Bank & Trust
Company
1,370,000 5.250%,  3/7/2025 1,493,126
4,900,000 6.125%,  3/9/2028 5,685,447
FS KKR Capital Corporation
1,800,000 1.650%,  10/12/2024 1,745,701
1,900,000 4.250%,  2/14/2025
c
1,953,081
3,300,000 3.400%,  1/15/2026 3,288,506
GE Capital International Funding
Company
6,116,000 4.418%,  11/15/2035 6,975,538
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
c
173,206
Goldman Sachs Group, Inc.
1,800,000 4.950%,  2/10/2025
b,d
1,851,660
1,510,000 4.250%,  10/21/2025 1,613,527
900,000 3.800%,  5/10/2026
b,d
865,611
1,900,000 3.691%,  6/5/2028
b
1,996,922
2,750,000 3.814%,  4/23/2029
b
2,901,390
1,900,000 4.223%,  5/1/2029
b
2,047,211

Income Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.8%) Value
Financials (33.4%) - continued
$ 2,000,000 3.102%,  2/24/2033
b
$ 2,011,443
HSBC Holdings plc
1,440,000 4.300%,  3/8/2026 1,544,030
1,200,000 4.000%,  3/9/2026
b,d,f
1,174,500
900,000 6.000%,  5/22/2027
b,d
950,067
1,080,000 4.041%,  3/13/2028
b
1,141,347
1,300,000 4.600%,  12/17/2030
b,d
1,252,069
Icahn Enterprises, LP
360,000 6.250%,  5/15/2026 370,080
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 964,692
1,000,000 2.000%,  8/15/2031 909,422
iStar, Inc.
360,000 4.250%,  8/1/2025 357,547
J.P. Morgan Chase & Company
1,150,000 5.150%,  5/1/2023
b,d
1,175,426
750,000 6.000%,  8/1/2023
b,d
778,969
3,000,000 5.000%,  8/1/2024
b,d
3,052,500
1,800,000 4.600%,  2/1/2025
b,d
1,791,000
1,800,000 2.956%,  5/13/2031
b
1,788,310
800,000 2.580%,  4/22/2032
b
777,722
2,100,000 2.545%,  11/8/2032
b
2,034,568
1,800,000 2.963%,  1/25/2033
b
1,811,831
1,400,000 3.882%,  7/24/2038
b
1,510,128
1,850,000 5.500%,  10/15/2040 2,394,683
1,600,000 3.157%,  4/22/2042
b
1,566,987
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,571,617
Lloyds Bank plc
1,090,000 4.650%,  3/24/2026 1,173,337
Lloyds Banking Group plc
1,050,000 7.500%,  6/27/2024
b,d
1,139,439
700,000 7.500%,  9/27/2025
b,d
776,527
1,100,000 2.438%,  2/5/2026
b
1,104,402
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
c
174,697
M&T Bank Corporation
1,300,000 3.500%,  9/1/2026
b,d
1,222,143
Massachusetts Mutual Life
Insurance Company
3,400,000 3.200%,  12/1/2061
c
3,128,404
MetLife, Inc.
1,450,000 3.850%,  9/15/2025
b,d
1,460,875
MGM Growth Properties Operating
Partnership, LP
1,600,000 4.625%,  6/15/2025
c
1,672,000
360,000 4.500%,  9/1/2026 376,200
2,425,000 5.750%,  2/1/2027
f
2,679,625
Mizuho Financial Group, Inc.
1,400,000 1.979%,  9/8/2031
b
1,304,479
Morgan Stanley
1,000,000 2.720%,  7/22/2025
b
1,014,729
1,140,000 5.300%,  12/15/2025
b,d
1,154,250
720,000 3.125%,  7/27/2026 745,054
1,490,000 4.350%,  9/8/2026 1,609,696
2,400,000 3.622%,  4/1/2031
b
2,537,056
1,900,000 1.794%,  2/13/2032
b
1,736,913
2,000,000 2.943%,  1/21/2033
b
2,002,493
2,600,000 3.217%,  4/22/2042
b
2,578,888
930,000 4.300%,  1/27/2045 1,067,488
MPT Operating Partnership, LP
360,000 5.000%,  10/15/2027 369,720
Principal
Amount Long-Term Fixed Income (96.8%) Value
Financials (33.4%) - continued
Nationwide Building Society
$ 1,510,000 3.900%,  7/21/2025
c
$ 1,594,068
1,080,000 4.000%,  9/14/2026
c
1,129,836
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
1,906,325
NatWest Group plc
1,500,000 4.269%,  3/22/2025
b
1,566,165
600,000 3.754%,  11/1/2029
b
616,545
1,150,000 4.600%,  6/28/2031
b,d
1,081,000
2,900,000 3.032%,  11/28/2035
b
2,758,141
Nippon Life Insurance Company
1,250,000 5.100%,  10/16/2044
b,c
1,331,250
1,450,000 3.400%,  1/23/2050
b,c
1,453,625
Omega Healthcare Investors, Inc.
975,000 3.625%,  10/1/2029 991,216
3,400,000 3.375%,  2/1/2031 3,337,974
Owl Rock Capital Corporation
1,200,000 4.250%,  1/15/2026 1,239,104
3,150,000 3.400%,  7/15/2026 3,135,596
Owl Rock Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
c
1,010,292
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
c
717,411
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
c
1,785,550
PNC Financial Services Group,
Inc.
1,850,000 3.400%,  9/15/2026
b,d
1,743,606
Preferred Term Securities XXIII,
Ltd.
97,700
0.403%,  (LIBOR 3M +
0.200%), 12/22/2036
b,c
83,355
Prudential Financial, Inc.
1,025,000 5.200%,  3/15/2044
b
1,058,408
1,750,000 3.700%,  10/1/2050
b
1,713,124
Radian Group, Inc.
180,000 4.875%,  3/15/2027 186,300
Realty Income Corporation
750,000 4.625%,  11/1/2025 817,136
1,900,000 3.400%,  1/15/2028 1,988,283
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,526,408
Regions Financial Corporation
1,400,000 5.750%,  6/15/2025
b,d,f
1,505,126
Reinsurance Group of America,
Inc.
1,450,000 4.700%,  9/15/2023 1,520,281
Santander UK Group Holdings plc
1,500,000 4.750%,  9/15/2025
c
1,607,359
Service Properties Trust
130,000 4.750%,  10/1/2026 120,822
Simon Property Group, LP
1,200,000 3.800%,  7/15/2050 1,274,902
1,900,000 3.250%,  9/13/2049 1,840,868
Societe Generale SA
1,900,000 5.375%,  11/18/2030
b,c,d
1,912,350
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 1,053,392
2,250,000 3.400%,  1/15/2030 2,298,334
1,150,000 3.200%,  2/15/2031 1,154,874

Income Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.8%) Value
Financials (33.4%) - continued
SVB Financial Group
$ 2,800,000 4.000%,  5/15/2026
b,d
$ 2,721,516
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,098,017
1,050,000 3.950%,  12/1/2027 1,097,445
Truist Financial Corporation
800,000 4.950%,  9/1/2025
b,d
846,736
UBS Group AG
2,300,000 4.875%,  2/12/2027
b,c,d
2,296,780
2,000,000 2.746%,  2/11/2033
c
1,937,395
UBS Group Funding Switzerland
AG
1,440,000 4.253%,  3/23/2028
c
1,551,810
VICI Properties, LP
90,000 4.250%,  12/1/2026
c
91,012
90,000 4.625%,  12/1/2029
c
92,634
Wells Fargo & Company
2,200,000 3.900%,  3/15/2026
b,d
2,178,990
1,800,000 2.393%,  6/2/2028
b
1,785,111
2,750,000 4.478%,  4/4/2031
b
3,087,853
Welltower, Inc.
1,500,000 2.050%,  1/15/2029 1,440,990
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,604,215
1,850,000 2.963%,  11/16/2040 1,710,427
Total 356,921,387
Foreign Government (0.3%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
c
599,506
Egypt Government International
Bond
2,900,000 5.800%,  9/30/2027
c
2,715,409
Total 3,314,915
Technology (5.5%)
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,694,502
1,080,000 3.750%,  9/12/2047 1,170,341
Baidu, Inc.
1,100,000 2.375%,  10/9/2030 1,046,998
Broadcom Corporation
457,000 3.875%,  1/15/2027 481,876
Broadcom, Inc.
1,800,000 5.000%,  4/15/2030 2,012,973
4,443,000 3.469%,  4/15/2034
c
4,400,884
2,400,000 3.137%,  11/15/2035
c
2,274,923
1,800,000 3.187%,  11/15/2036
c
1,709,585
Dell International, LLC
3,025,000 6.020%,  6/15/2026 3,433,090
700,000 6.100%,  7/15/2027 820,790
1,400,000 3.375%,  12/15/2041
c
1,266,334
643,000 8.350%,  7/15/2046 1,014,579
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,718,719
Fiserv, Inc.
1,775,000 3.200%,  7/1/2026 1,839,541
2,000,000 2.650%,  6/1/2030 1,958,534
Gartner, Inc.
180,000 3.750%,  10/1/2030
c
174,600
Iron Mountain, Inc.
360,000 4.875%,  9/15/2029
c
355,374
Principal
Amount Long-Term Fixed Income (96.8%) Value
Technology (5.5%) - continued
Marvell Technology, Inc.
$ 1,100,000 4.875%,  6/22/2028 $ 1,219,202
1,400,000 2.950%,  4/15/2031 1,371,218
Micron Technology, Inc.
1,750,000 5.327%,  2/6/2029 1,993,985
2,200,000 4.663%,  2/15/2030 2,431,968
NXP BV/NXP Funding, LLC
1,200,000 5.550%,  12/1/2028
c
1,397,892
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,100,000 3.150%,  5/1/2027
c
1,128,021
1,100,000 4.300%,  6/18/2029
c
1,195,149
1,850,000 3.250%,  5/11/2041
c
1,780,240
Oracle Corporation
2,400,000 3.950%,  3/25/2051 2,261,666
1,800,000 4.300%,  7/8/2034 1,888,719
1,850,000 4.000%,  7/15/2046 1,755,212
Panasonic Corporation
1,600,000 3.113%,  7/19/2029
c
1,657,734
Qorvo, Inc.
3,000,000 3.375%,  4/1/2031
c
2,922,450
Salesforce.com, Inc.
1,900,000 2.900%,  7/15/2051 1,804,053
Switch, Ltd.
135,000 3.750%,  9/15/2028
c
128,774
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 1,960,665
Tencent Holdings, Ltd.
1,200,000 3.680%,  4/22/2041
c
1,178,319
Texas Instruments, Inc.
1,800,000 4.150%,  5/15/2048 2,114,389
VMware, Inc.
1,900,000 2.200%,  8/15/2031 1,774,173
Total 59,337,472
Transportation (3.7%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,826,100
Aircastle, Ltd.
985,000 4.400%,  9/25/2023 1,020,341
American Airlines, Inc.
1,850,000 11.750%,  7/15/2025
c
2,239,296
1,280,000 5.500%,  4/20/2026
c
1,310,400
1,900,000 5.750%,  4/20/2029
c
1,945,125
Boeing Company
3,800,000 3.250%,  2/1/2028 3,881,461
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,816,114
1,800,000 4.050%,  6/15/2048 2,042,991
CSX Corporation
1,100,000 2.400%,  2/15/2030 1,092,179
Delta Air Lines, Inc.
638,855 4.250%,  7/30/2023 656,453
926,000 7.000%,  5/1/2025
c
1,036,992
2,000,000 7.375%,  1/15/2026 2,277,452
3,150,000 4.750%,  10/20/2028
c
3,362,393
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
2,699,558
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,438,959
Mileage Plus Holdings, LLC
3,500,000 6.500%,  6/20/2027
c
3,718,750

Income Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.8%) Value
Transportation (3.7%) - continued
Southwest Airlines Company
$ 1,525,000 5.250%,  5/4/2025 $ 1,663,591
2,200,000 5.125%,  6/15/2027 2,457,711
1,600,000 2.625%,  2/10/2030
f
1,550,432
United Airlines Pass Through Trust
603,211 3.750%,  9/3/2026 631,298
United Airlines, Inc.
250,000 4.375%,  4/15/2026
c
248,150
225,000 4.625%,  4/15/2029
c
222,631
Total 39,138,377
U.S. Government & Agencies (2.2%)
U.S. Treasury Bonds
8,600,000 2.000%,  8/15/2051 8,389,031
6,200,000 1.875%,  11/15/2051 5,878,375
6,000,000 1.375%,  11/15/2031 5,781,562
3,500,000 2.250%,  5/15/2041 3,539,375
Total 23,588,343
Utilities (8.0%)
Ameren Illinois Company
1,050,000 4.500%,  3/15/2049 1,280,953
American Electric Power
Company, Inc.
2,800,000 3.875%,  2/15/2062
b
2,746,639
1,304,000 2.031%,  3/15/2024 1,305,303
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,793,372
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,630,638
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,572,199
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,759,965
1,850,000 2.650%,  6/1/2031 1,808,359
Consolidated Edison Company of
New York, Inc.
2,250,000 4.125%,  5/15/2049 2,435,344
Dominion Energy, Inc.
1,250,000 4.650%,  12/15/2024
b,d
1,284,375
2,350,000 4.350%,  1/15/2027
b,d
2,367,625
Duke Energy Corporation
3,700,000 3.250%,  1/15/2082
b
3,460,233
2,900,000 3.500%,  6/15/2051 2,845,399
2,160,000 3.150%,  8/15/2027 2,242,550
1,800,000 3.750%,  9/1/2046 1,834,072
Edison International
3,700,000 5.750%,  6/15/2027 4,148,009
Enel Finance International NV
2,250,000 2.875%,  7/12/2041
c
1,998,659
Energy Transfer, LP
1,400,000 6.500%,  11/15/2026
b,d
1,431,934
Entergy Corporation
2,000,000 2.400%,  6/15/2031 1,909,956
FirstEnergy Corporation
2,520,000 4.400%,  7/15/2027 2,567,885
700,000 5.350%,  7/15/2047 761,081
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
c
2,655,487
1,850,000 5.450%,  7/15/2044
c
2,162,476
Principal
Amount Long-Term Fixed Income (96.8%) Value
Utilities (8.0%) - continued
Georgia Power Company
$ 2,000,000 3.250%,  3/15/2051 $ 1,897,860
1,800,000 2.650%,  9/15/2029 1,785,110
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,636,081
NextEra Energy Operating
Partners, LP
360,000 3.875%,  10/15/2026
c
362,700
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 1,216,752
NiSource, Inc.
1,400,000 3.600%,  5/1/2030 1,470,005
NRG Energy, Inc.
800,000 2.450%,  12/2/2027
c
767,602
3,050,000 3.375%,  2/15/2029
c
2,817,483
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,619,291
Pacific Gas and Electric Company
3,600,000 4.950%,  7/1/2050 3,675,337
1,100,000 3.300%,  12/1/2027 1,098,192
5,200,000 4.550%,  7/1/2030 5,411,175
2,000,000 4.200%,  6/1/2041 1,897,798
San Diego Gas & Electric
Company
1,800,000 4.150%,  5/15/2048 2,043,019
Sempra Energy
1,800,000 3.250%,  6/15/2027 1,861,871
Southern Company
4,370,000 3.250%,  7/1/2026 4,557,357
1,900,000 4.000%,  1/15/2051
b
1,914,269
1,350,000 3.750%,  9/15/2051
b
1,317,424
TerraForm Power Operating, LLC
360,000 5.000%,  1/31/2028
c
364,500
Total 85,716,339
Total Long-Term Fixed Income
(cost $1,030,975,043) 1,035,273,682
Shares
Collateral Held for Securities
Loaned ( 1.7% ) Value
17,758,461 Thrivent Cash Management Trust 17,758,461
Total Collateral Held for
Securities Loaned
(cost $17,758,461) 17,758,461
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
275,000 iShares S&P U.S. Preferred Stock
Index Fund
f
10,353,750
Total 10,353,750
Total Registered Investment
Companies (cost $10,386,640) 10,353,750

Income Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
12,500 Cobank ACB, 6.250%
b,d
$ 1,297,500
Total 1,297,500
Total Preferred Stock
(cost $1,250,000) 1,297,500
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
265 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h,i
4,637
Total 4,637
Total Common Stock
(cost $3,180) 4,637
Shares or
Principal
Amount Short-Term Investments ( 1.4% ) Value
Federal Home Loan Bank Discount
Notes
500,000 0.050%, 2/2/2022
j,k
500,000
400,000 0.127%, 4/18/2022
j,k
399,840
Thrivent Core Short-Term Reserve
Fund
1,447,762 0.210% 14,477,619
Total Short-Term Investments
(cost $15,350,677) 15,377,459
Total Investments (cost
$1,078,161,445) 101.2% $1,082,504,910
Other Assets and Liabilities, Net
(1.2%) (12,586,211)
Total Net Assets 100.0% $1,069,918,699
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $251,767,863 or
23.5% of total net assets.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of
January 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 7,620,376
Common Stock 9,834,180
Total lending $17,454,556
Gross amount payable upon return of
collateral for securities loaned $17,758,461
Net amounts due to counterparty $303,905
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Income Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Communications Services 122,153 – 122,153 –
Consumer Cyclical 1,323,667 – 1,323,667 –
Consumer Non-Cyclical 766,118 – 766,118 –
Technology 227,483 – 227,483 –
Long-Term Fixed Income
Asset-Backed Securities 44,426,848 – 44,426,848 –
Basic Materials 26,782,948 – 26,782,948 –
Capital Goods 37,089,223 – 37,089,223 –
Collateralized Mortgage Obligations 172,362 – 172,362 –
Communications Services 91,078,837 – 91,078,837 –
Consumer Cyclical 76,691,688 – 76,691,688 –
Consumer Non-Cyclical 106,059,498 – 106,059,498 –
Energy 84,955,445 – 84,955,445 –
Financials 356,921,387 – 356,921,387 –
Foreign Government 3,314,915 – 3,314,915 –
Technology 59,337,472 – 59,337,472 –
Transportation 39,138,377 – 39,138,377 –
U.S. Government & Agencies 23,588,343 – 23,588,343 –
Utilities 85,716,339 – 85,716,339 –
Registered Investment Companies
Unaffiliated 10,353,750 10,353,750 – –
Preferred Stock
Financials 1,297,500 – 1,297,500 –
Common Stock
Communications Services 4,637 – – 4,637
Short-Term Investments 899,840 – 899,840 –
Subtotal Investments in Securities $1,050,268,830 $10,353,750 $1,039,910,443 $4,637
Other Investments  * Total
Affiliated Short-Term Investments 14,477,619
Collateral Held for Securities Loaned 17,758,461
Subtotal Other Investments $32,236,080
Total Investments at Value $1,082,504,910
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 508,435 508,435 – –
Total Liability Derivatives $508,435 $508,435 $– $–

Income Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling $899,840 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 104 March 2022 $ 16,665,528 ( $ 480,528)
Ultra 10-Yr. U.S. Treasury Note 175 March 2022 25,022,830 (27,907)
Total Futures Long Contracts $ 41,688,358 ( $ 508,435)
Total Futures Contracts $ 41,688,358 ($508,435)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $18,424 $118,566 $122,512 $14,478 1,448 1.4%
Total Affiliated Short-Term Investments 18,424 14,478 1.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,566 23,973 9,781 17,758 17,758 1.7
Total Collateral Held for Securities Loaned 3,566 17,758 1.7
Total Value $21,990 $32,236
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $3 $(3) $– $17
Total Income/Non Income Cash from Affiliated Investments $17
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 3 5
Total Affiliated Income from Securities Loaned, Net $5
Total $3 $(3) $3

International Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 92.2% ) Value
Australia (6.0%)
23,255 AGL Energy, Ltd. $ 117,449
8,286 ALS, Ltd. 69,560
72,717 Alumina, Ltd. 98,260
533,748 AMP, Ltd.
a
332,700
24,211 ARB Corporation, Ltd. 797,726
226,581 Aristocrat Leisure, Ltd. 6,568,063
28,414 ASX, Ltd. 1,685,190
91,079 Aurizon Holdings, Ltd. 227,866
57,954 Bega Cheese, Ltd. 209,856
22,394 Bendigo and Adelaide Bank, Ltd. 136,779
41,687 BHP Group, Ltd.
b
1,336,923
22,558 BlueScope Steel, Ltd. 295,664
5,455 BWP Trust 15,386
104,389 Carsales.com, Ltd. 1,651,146
78,429 Centuria Capital Group 166,669
99,338 Centuria Industrial REIT 268,603
75,099 Charter Hall Group 899,523
10,465 Charter Hall Long WALE REIT 35,798
5,380 Charter Hall Retail REIT 15,351
10,636 Charter Hall Social Infrastructure
REIT 28,877
22,359 Commonwealth Bank of Australia 1,491,113
131,894 Computershare, Ltd. 1,828,259
88,816 CSL, Ltd. 16,452,483
28,432 CSR, Ltd. 113,261
41,276 Data# 3, Ltd. 161,784
119,937 DEXUS Property Group 873,130
9,736 Domino's Pizza Enterprises, Ltd. 718,158
19,366 Downer EDI, Ltd. 74,912
168,445 Fortescue Metals Group, Ltd. 2,365,318
347 Genworth Mortgage Insurance
Australia, Ltd. 600
24,684 GrainCorp, Ltd. 127,512
305,071 GWA Group, Ltd. 547,088
281,451 Humm Group, Ltd.
a
166,437
122,460 Iluka Resources, Ltd. 910,602
40,223 Incitec Pivot, Ltd. 94,181
30,288 Independence Group NL 256,267
67,107 Ingenia Communities Group 262,435
97,133 Inghams Group, Ltd. 226,132
397 Kelsian Group, Ltd. 1,982
14,887 Magellan Financial Group, Ltd.
b
198,085
61,124 Metcash, Ltd. 171,544
25,353 Mineral Resources, Ltd. 1,007,550
118,975 Origin Energy, Ltd. 476,078
13,738 OZ Minerals, Ltd. 238,314
13,056 Perpetual, Ltd. 305,143
26,285 Pinnacle Investment Management
Group Limited 212,163
43,033 Premier Investments, Ltd. 882,941
4,290 Pro Medicus, Ltd. 138,541
15,004 REA Group, Ltd. 1,554,363
186,922 Reliance Worldwide Corporation,
Ltd. 690,303
25,602 Rio Tinto, Ltd. 2,035,501
342,616 Sandfire Resources, Ltd. 1,646,398
109,756 SEEK, Ltd. 2,274,491
24,055 Stockland 69,337
300 Super Retail Group, Ltd. 2,481
683,709 Tabcorp Holdings, Ltd. 2,402,263
61,673 Uniti Group, Ltd.
a
184,216
11,422 Washington H. Soul Pattinson and
Company, Ltd. 221,745
Shares Common Stock (92.2%) Value
Australia (6.0%) - continued
13,716 Worley, Ltd. $ 113,015
Total 56,453,515
Austria (0.4%)
8,294 BAWAG Group AG
c
497,763
48,946 OMV AG 2,995,695
Total 3,493,458
Belgium (0.7%)
4,826 D'ieteren Group 840,850
38,095 Groupe Bruxelles Lambert SA 4,087,682
9,259 KBC Groep NV 805,245
2,040 Melexis NV 213,899
7,103 NV Bekaert SA 330,691
3,987 Telenet Group Holding NV 153,054
8,148 Warehouses De Pauw SCA 350,536
Total 6,781,957
Bermuda (0.2%)
10,000 China Water Affairs Group, Ltd. 11,694
38,000 CK Infrastructure Holdings, Ltd. 234,170
8,000 COSCO SHIPPING Ports, Ltd. 6,373
121,598 Golden Ocean Group, Ltd. 1,107,860
13,600 Hopson Development Holdings,
Ltd. 28,338
124,000 K Wah International Holdings, Ltd.
d
48,548
1,286,000 Pacific Basin Shipping, Ltd.
d
548,937
183,000 Road King Infrastructure, Ltd. 173,671
111,800 Shanghai Industrial Urban
Development Group, Ltd. 10,801
174,000 Yuexiu Transport Infrastructure, Ltd. 105,332
Total 2,275,724
Brazil (0.4%)
8,800 Alpargatas SA 48,142
8,500 Ambev SA 24,091
9,300 Americanas SA
a
55,659
8,800 Atacadao SA 27,659
27,200 B3 SA - Brasil Bolsa Balcao 75,195
27,996 Banco Bradesco SA ADR 120,103
15,000 Banco do Brasil SA 92,541
17,100 BB Seguridade Participacoes SA 74,775
1,000 Braskem SA 9,279
30,600 BRF SA
a
128,160
21,600 C&A Modas, Ltda.
a
26,847
34,193 Centrais Eletricas Brasileiras SA
ADR 226,358
4,600 Cia Brasileira de Distribuicao 19,526
17,882 Companhia Siderurgica Nacional
SA ADR 85,297
9,100 EDP - Energias do Brasil SA 36,913
3,933 Embraer SA ADR
a
60,372
18,800 ENGIE Brasil Energia SA 144,768
6,091 Gerdau SA ADR 31,856
719 Getnet Adquirencia e Servicos para
Meios de Pagamento SA ADR 906
30,023 Itau Unibanco Holding SA ADR 141,708
46,100 JBS SA 305,939
24,100 Metalurgica Gerdau SA 52,828
63,090 Petroleo Brasileiro SA 384,592
35,747 Petroleo Brasileiro SA ADR 477,223
6,200 SIMPAR SA 12,937
4,600 Suzano SA 51,396
8,800 Telefonica Brasil SA 82,695
14,450 Telefonica Brasil SA ADR 135,541

International Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.2%) Value
Brazil (0.4%) - continued
38,800 TIM SA $ 97,400
35,111 Vale SA ADR 532,985
47,900 Vibra Energia SA 206,480
5,400 WEG SA 32,857
Total 3,803,028
Canada (8.6%)
43,325 Alimentation Couche-Tard, Inc. 1,747,451
5,305 Ballard Power Systems, Inc.
a
55,339
41,204 Bank of Montreal
b
4,663,833
51,075 Bank of Nova Scotia 3,678,895
27,861 Barrick Gold Corporation 533,264
205,383 BCE, Inc. 10,728,420
61,754 Canadian Imperial Bank of
Commerce 7,754,532
65,850 Canadian National Railway
Company 8,025,914
49,864 Canadian Pacific Railway, Ltd. 3,567,346
11,628 Canadian Utilities, Ltd. 337,822
12,338 Canadian Western Bank
b
374,949
113,290 Canopy Growth Corporation
a,b
910,848
120,290 CGI, Inc.
a
10,270,286
130,486 CI Financial Corporation
b
2,421,559
16,106 Dollarama, Inc. 831,053
5,584 Enbridge, Inc. 236,073
2,102 Home Capital Group, Inc.
a
59,563
7,065 Hydro One, Ltd. 182,523
7,141 Interfor Corporation 212,800
91,558 Laurentian Bank of Canada 3,186,505
1,148 Pembina Pipeline Corporation 36,450
5,155 Royal Bank of Canada 587,747
469 Shopify, Inc.
a
452,228
66,751 Sun Life Financial, Inc. 3,780,360
211,751 TC Energy Corporation 10,934,457
78,904 Teck Resources, Ltd. 2,435,767
5,885 TELUS Corporation 138,474
27,636 Thomson Reuters Corporation 2,966,769
2,275 TMX Group, Ltd. 231,428
996 Toronto-Dominion Bank 79,773
Total 81,422,428
Cayman Islands (1.4%)
20,400 ANTA Sports Products, Ltd. 306,312
75,300 ASM Pacific Technology, Ltd. 753,373
2,657 Baidu.com, Inc. ADR
a
424,429
155 Bilibili, Inc. ADR
a
5,470
26,000 Bosideng International Holdings,
Ltd. 12,673
5,000 China Education Group Holdings,
Ltd. 4,376
30,000 China Medical System Holdings,
Ltd. 50,236
42,000 China Meidong Auto Holdings, Ltd. 197,192
110,000 China Overseas Property Holdings,
Ltd. 127,748
2,000 Chlitina Holding, Ltd. 15,199
92,000 Consun Pharmaceutical Group,
Ltd. 44,955
71,000 Country Garden Holdings
Company, Ltd. 58,316
15,000 Country Garden Services Holdings
Company, Ltd. 88,608
27,000 Fu Shou Yuan International Group,
Ltd. 21,190
110,000 Geely Automobile Holdings, Ltd. 238,123
Shares Common Stock (92.2%) Value
Cayman Islands (1.4%) - continued
26,000 Greentown Service Group
Company, Ltd. $ 28,544
15,219 Hello Group, Inc. ADR 148,081
142,000 IGG, Inc. 88,850
3,023 JD.com, Inc., Bonus Shares
a,e
108,859
1,834 Li Auto, Inc. ADR
a
47,849
34,500 Li Ning Company, Ltd. 336,651
52,000 Longfor Group Holdings, Ltd.
c
311,939
38,900 Meituan Dianping
a,c
1,160,556
67,436 Melco Resorts & Entertainment.
Ltd. ADR
a
712,124
108,000 MGM China Holdings, Ltd.
a
71,956
37,000 NetDragon Websoft Holdings, Ltd. 93,392
5,452 NetEase, Inc. ADR 563,519
15,795 New Oriental Education &
Technology Group, Inc. ADR
a
22,587
10,558 NIO, Inc. ADR
a
258,777
4,903 Pinduoduo, Inc. ADR
a
293,396
186,000 Sands China, Ltd.
a
518,652
749,500 Shui On Land, Ltd. 105,958
2,900 Sunny Optical Technology (Group)
Company, Ltd. 74,871
2,958 TAL Education Group ADR
a
8,460
62,790 Tencent Holdings, Ltd. 3,934,565
9,733 Tencent Music Entertainment Group
ADR
a
60,150
471 Trip.com Group, Ltd. ADR
a
12,533
22,000 VSTECS Holdings, Ltd. 21,794
354,000 Want Want China Holdings, Ltd. 347,315
5,097 Weibo Corporation ADR
a
176,611
25,500 WuXi Biologics (Cayman), Inc.
a,c
255,581
11,600 Wynn Macau, Ltd.
a
10,482
55,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
c
35,044
203,800 Xiaomi Corporation
a,c
432,335
1,778 XPeng, Inc. ADR
a
62,390
58,000 Yadea Group Holdings, Ltd.
c
82,591
30,500 Zhongsheng Group Holdings, Ltd. 234,305
Total 12,968,917
Chile (<0.1%)
1,733 Banco de Credito e Inversiones SA 62,769
1,794 CAP SA 20,142
30,232 Cencosud SA 55,686
2,136 Cia Cervecerias Unidas SA ADR 35,607
617,851 Colbun SA 51,081
577,266 Compania Sud Americana de
Vapores SA 50,173
30,159 Embotelladora Andina SA 64,783
428 Sociedad Quimica y Minera de
Chile SA ADR 23,176
Total 363,417
China (1.6%)
37,555 Aier Eye Hospital Group Company,
Ltd. 192,476
19,049 Alibaba Group Holding, Ltd. ADR
a
2,396,174
27,750 A-Living Smart City Services
Company, Ltd.
c
54,025
17,700 Anhui Conch Cement Company,
Ltd., Class A 109,447
3,300 Asymchem Laboratories (Tianjin)
Company, Ltd. 168,739
151,592 Bank of Beijing Company, Ltd. 107,311
474,000 Bank of China, Ltd. 184,762

International Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.2%) Value
China (1.6%) - continued
153,800 Bank of Shanghai Company, Ltd. $ 170,497
18,000 Beijing North Star Company, Ltd. 2,707
2,997 BYD Company, Ltd., Class A 111,861
10,000 BYD Company, Ltd., Class H 295,771
739,000 CGN Power Company, Ltd.
c
204,185
6,600 Changzhou Xingyu Automotive
Lighting Systems 177,585
829,000 China Construction Bank
Corporation 636,132
118,000 China Galaxy Securities Company,
Ltd. 69,971
5,100 China International Travel Service
Corporation, Ltd. 167,291
3,688 China Life Insurance Company,
Ltd. ADR 32,934
20,400 China Merchants Bank Company,
Ltd., Class A 158,756
51,500 China Merchants Bank Company,
Ltd., Class H 430,444
24,200 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 51,721
7,900 China National Nuclear Power
Company, Ltd. 8,839
3,000 China Pacific Insurance (Group)
Company, Ltd. 9,133
314 China Petroleum & Chemical
Corporation ADR 16,360
31,493 China Shenhua Energy Company,
Ltd., Class A 112,393
81,500 China Shenhua Energy Company,
Ltd., Class H 200,461
8,250 CITIC Securities Company Ltd.,
Rights
a,e
3,306
55,000 CITIC Securities Company, Ltd. 147,280
3,300 Contemporary Amperex
Technology Company, Ltd. 318,738
4,000 COSCO SHIPPING Holdings
Company, Ltd., Class H
a
7,277
46,800 Dongxing Securities Company, Ltd. 78,285
1,400 East Money Information Company,
Ltd. 6,998
12,392 Fuyao Glass Industry Group
Company, Ltd., Class A 93,648
16,800 Fuyao Glass Industry Group
Company, Ltd., Class H
c
90,975
5,200 GF Securities Company, Ltd., Class
A 17,194
51,400 GF Securities Company, Ltd., Class
H 89,093
24,000 Goertek, Inc. 180,997
10,000 Great Wall Motor Company, Ltd.,
Class A 64,860
21,000 Great Wall Motor Company, Ltd.,
Class H 56,975
65,191 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 298,102
47,200 Guangzhou R&F Properties
Company, Ltd. 21,009
6,300 Haier Smart Home Company, Ltd.,
Class A 27,784
17,800 Haier Smart Home Company, Ltd.,
Class H 71,361
33,600 Haitong Securities Company, Ltd.,
Class A 60,960
141,600 Haitong Securities Company, Ltd.,
Class H 127,428
Shares Common Stock (92.2%) Value
China (1.6%) - continued
2,500 Huagong Tech Company, Ltd. $ 9,704
49,400 Huatai Securities Company, Ltd. 133,813
31,100 Iflytek Company, Ltd. 215,291
349,000 Industrial and Commercial Bank of
China, Ltd., Class H 211,440
36,790 Inner Mongolia Yili Industrial Group
Company, Ltd. 221,941
11,404 JD.com, Inc. ADR
a
853,931
1,400 Jiangsu Yangnong Chemical
Company, Ltd. 26,025
39,000 Jiangxi Copper Company, Ltd. 63,951
1,802 Kweichow Moutai Company, Ltd. 538,714
220,000 Lenovo Group, Ltd. 238,416
16,200 LONGi Green Energy Technology
Company, Ltd. 181,603
25,600 Luxshare Precision Industry
Company, Ltd. 191,985
7,100 Midea Group Company, Ltd. 82,550
38,640 NARI Technology Company, Ltd. 216,168
200,000 People's Insurance Company
(Group) of China, Ltd. 63,290
5,600 Perfect World Company, Ltd. 12,186
4,402 PetroChina Company, Ltd. ADR 217,855
148,000 PICC Property and Casualty
Company, Ltd. 137,899
54,668 Ping An Insurance (Group)
Company of China, Ltd., Class H 433,836
1,000 Sangfor Technologies, Inc. 24,524
26,100 Shandong Linglong Tyre Company,
Ltd. 126,398
10,000 Shanghai Baosight Software
Company, Ltd. 85,544
18,500 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 74,184
66,998 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 111,531
116,500 Shanghai Pudong Development
Bank Company, Ltd. 154,669
18,000 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 26,209
2,300 Shanxi Xinghuacun Fen Wine
Factory Company, Ltd. 100,238
64,700 Shenwan Hongyuan Group
Company, Ltd. 47,796
17,100 Shenzhen Inovance Technology
Company, Ltd. 163,728
1,000 Shenzhen Mindray Bio-Medical
Electronics Company, Ltd. 50,787
63,700 Shenzhen Overseas Chinese Town
Company, Ltd. 78,013
100 Shenzhou International Group
Holdings, Ltd. 1,855
347,000 Sinotrans, Ltd. 223,699
87,000 Tong Ren Tang Technologies
Company, Ltd. 81,623
12,800 Wanhua Chemical Group
Company, Ltd. 184,788
19,800 Weichai Power Company, Ltd.,
Class A 48,974
55,300 Wuchan Zhongda Group Company,
Ltd. 46,184
9,200 Wuliangye Yibin Company, Ltd. 289,623
6,636 WuXi AppTec Company, Ltd., Class
A 110,373

International Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.2%) Value
China (1.6%) - continued
7,300 WuXi AppTec Company, Ltd., Class
H
c
$ 104,706
6,300 Yunnan Baiyao Group Company,
Ltd. 89,750
3,600 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 204,079
120,000 Zijin Mining Group Company, Ltd. 155,785
60,900 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 68,048
99,400 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class H 65,103
Total 14,601,054
Colombia (<0.1%)
109 Bancolombia SA ADR 3,878
8,607 Ecopetrol SA ADR 126,867
Total 130,745
Cyprus (<0.1%)
9,845 Ros Agro plc GDR 140,588
Total 140,588
Czech Republic (0.1%)
7,093 CEZ AS 263,174
6,422 Komercni Banka AS 284,773
39 Philip Morris CR 29,710
Total 577,657
Denmark (2.7%)
349 ALK-Abello AS
a
147,372
35,927 Carlsberg AS 5,817,683
2,137 ChemoMetec AS 221,563
7,054 Dampskibsselskabet Norden AS 160,561
5,085 DFDS AS
a
248,231
33,192 DSV AS 6,743,975
2,049 Genmab AS
a
697,746
6,553 Jyske Bank AS
a
385,986
69,055 Novo Nordisk AS 6,868,784
18,684 Royal Unibrew AS 2,148,015
8,569 Scandinavian Tobacco Group AS
c
184,723
9,467 Sydbank AS 334,162
2,042 Topdanmark AS 116,789
44,107 Tryg AS 1,045,152
Total 25,120,742
Egypt (<0.1%)
46,753 Commercial International Bank
Egypt SAE GDR
a
151,479
146,181 EFG Hermes Holding Company
a
137,177
Total 288,656
Finland (0.9%)
25,993 KONE Oyj 1,683,406
65,925 Neste Oil Oyj 2,973,170
6,469 Nokian Tyres plc 218,715
31,192 Nordea Bank Abp 370,489
24,698 Sampo Oyj 1,225,825
44,797 Stora Enso Oyj 911,930
10,807 Tieto Oyj 321,577
17,225 Tokmanni Group Corporation 360,419
5,572 UPM-Kymmene Oyj 203,079
Shares Common Stock (92.2%) Value
Finland (0.9%) - continued
9,914 Uponor Oyj $ 219,981
Total 8,488,591
France (6.3%)
43,728 Air Liquide SA 7,480,042
517 Alten SA 84,326
1,333 Amundi SA
c
103,622
27,133 Coface SA 358,966
23,215 Derichebourg
a
291,946
4,147 Eramet SA
a
429,832
1,416 Eutelsat Communications 17,558
1,132 Hermes International 1,699,597
495 ICADE 35,742
18,666 Ipsos SA 852,904
104,711 Legrand SA 10,563,798
2,767 LNA Sante 128,039
18,896 L'Oreal SA 8,071,321
4,375 LVMH Moet Hennessy Louis Vuitton
SE 3,593,507
1,129 Mersen SA 47,086
6,059 Nexans SA 547,514
6,536 Nexity SA 273,672
31,671 Renault SA
a
1,258,675
30,115 Rexel SA 671,248
1,857 Rubis SCA 60,116
72,584 Schneider Electric SE 12,295,331
4,465 SCOR SE 152,312
55,120 Societe Generale SA 2,046,061
142,705 TotalEnergies SE 8,115,227
1,010 Trigano 191,357
94 Virbac SA 37,815
Total 59,407,614
Germany (5.1%)
6,697 Adidas AG 1,837,763
53,251 Allianz SE 13,672,264
814 Aurubis AG 84,854
1,738 Bayerische Motoren Werke AG 183,954
258 CTS Eventim AG & Company
KGAA
a
18,341
270,102 Deutsche Bank AG
a
3,760,751
140,897 Deutsche Lufthansa AG
a
1,095,583
43,312 Deutsche Pfandbriefbank AG
c
534,464
61,452 Deutsche Post AG 3,698,199
111,320 Deutsche Telekom AG 2,101,597
68 Deutz AG
a
466
4,127 ElringKlinger AG
a
49,101
9,201 Gerresheimer AG 825,699
13,638 Hugo Boss AG 863,943
4,002 Jungheinrich AG 171,130
36,810 K+S AG
a
702,756
51,728 Klockner & Company SE
a
584,225
880 Krones AG 87,392
10,500 Merck KGaA 2,302,619
11,547 METRO AG 117,868
14,511 Porsche Automobil Holding SE 1,358,933
5,855 ProSiebenSat.1 Media AG 91,577
2,841 PUMA SE 303,850
8,955 Rheinmetall AG 936,238
4,113 Salzgitter AG
a
140,715
26,261 SAP SE 3,294,718
7,454 Scout24 SE
c
445,333
2,554 SGL Carbon SE
a
17,828
2,560 Siemens AG 406,452
2,175 Stroeer SE 162,855

International Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.2%) Value
Germany (5.1%) - continued
30,510 Symrise AG $ 3,645,907
169,290 TAG Immobilien AG 4,470,643
9,277 TUI AG
a
31,975
55 Volkswagen AG 15,927
3,405 Wacker Chemie AG 496,923
Total 48,512,843
Greece (0.1%)
120,666 Eurobank Ergasias Services and
Holdings SA
a
136,473
863 GEK Terna Holding Real Estate
Construction SA
a
8,961
7,054 Hellenic Telecommnications
Organization SA 137,110
3,789 JUMBO SA 56,358
1,451 Motor Oil (Hellas) Diilistiria
Korinthou AE 23,237
10,365 Mytilineos SA 177,309
513 Sarantis SA 5,089
Total 544,537
Hong Kong (0.4%)
8,800 Bank of East Asia, Ltd. 15,019
56,000 China Everbright Environment
Group, Ltd. 41,599
273,000 CK Hutchison Holdings, Ltd. 1,940,300
244,960 CSPC Pharmaceutical Group, Ltd. 297,722
214,000 Far East Horizon, Ltd. 183,067
82,000 Galaxy Entertainment Group, Ltd.
a
474,883
84,778 Hang Lung Group, Ltd. 188,676
54,000 Hang Lung Properties, Ltd. 115,382
279,000 Hong Kong and China Gas
Company, Ltd. 430,011
39,000 Hysan Development Company, Ltd. 119,545
20,000 Kerry Properties, Ltd.
d
56,497
42,000 Luk Fook Holdings International,
Ltd. 110,702
21,000 Shanghai Industrial Holdings, Ltd. 30,980
132,000 United Laboratories International
Holdings 75,073
30,600 Yuexiu Property Company, Ltd. 31,093
Total 4,110,549
Hungary (<0.1%)
4,488 OTP Bank Nyrt
a
260,426
Total 260,426
India (1.3%)
12,604 Adani Ports and Special Economic
Zone, Ltd. 121,993
85,863 Ambuja Cements, Ltd. 422,701
8,509 Asian Paints, Ltd. 360,578
1,604 Bajaj Finserv, Ltd. 340,093
13,871 Britannia Industries, Ltd. 659,546
34,118 Cipla, Ltd. 433,123
1,706 Cyient, Ltd. 21,575
329 Divi's Laboratories, Ltd. 17,865
1,481 Dr. Lal PathLabs, Ltd.
c
59,323
3,258 Housing Development Finance
Corporation 111,166
69,815 Indian Energy Exchange, Ltd.
c
222,242
61,233 Infosys, Ltd. ADR 1,443,262
12,848 Jubilant FoodWorks, Ltd. 586,190
24,630 Kotak Mahindra Bank, Ltd. 617,350
2,055 Larsen & Toubro Infotech, Ltd.
c
173,923
Shares Common Stock (92.2%) Value
India (1.3%) - continued
4,845 Larsen & Toubro, Ltd. $ 124,859
4,335 Marico, Ltd. 28,128
248,433 Oil and Natural Gas Corporation,
Ltd. 580,910
305 Page Industries, Ltd. 174,214
2,891 Persistent Systems, Ltd. 171,579
761 Pidilite Industries, Ltd. 25,130
7,190 PNB Housing Finance, Ltd.
a,c
42,129
352,914 Power Grid Corporation of India,
Ltd. 1,022,850
68,281 Reliance Industries, Ltd. 2,200,505
727 Schaeffler India, Ltd. 87,737
1,353 Supreme Industries, Ltd. 38,076
11,556 Tata Consultancy Services, Ltd. 581,912
4,889 Tata Elxsi, Ltd. 501,318
14,902 Tech Mahindra, Ltd. 297,470
251 Ultra Tech Cement, Ltd. 24,394
35,622 Wipro, Ltd. ADR 273,933
Total 11,766,074
Indonesia (0.1%)
95,200 Astra International Tbk PT 36,435
1,128,100 Bank Central Asia Tbk PT 600,034
266,200 Mitra Adiperkasa Tbk PT
a
14,500
10,143 Telekomunikasi Indonesia Persero
Tbk PT ADR 301,551
Total 952,520
Ireland (<0.1%)
3,895 Glanbia plc 53,498
Total 53,498
Isle of Man (0.1%)
62,239 Entain plc
a
1,347,434
Total 1,347,434
Israel (1.2%)
277,752 Bank Hapoalim, Ltd. 2,882,439
440,828 Bank Leumi Le-Israel BM 4,727,877
31,466 ICL Group, Ltd. 284,563
169 Israel Corporation, Ltd.
a
68,973
75,399 Mizrahi Tefahot Bank, Ltd. 2,914,735
33,273 Plus500, Ltd. 660,671
Total 11,539,258
Italy (2.2%)
34,270 A2A SPA 65,099
1,164 Acea SPA 23,525
18,640 Amplifon SPA 792,310
59,047 Azimut Holding SPA 1,588,300
57,293 Banca Farmafactoring SPA
c
438,057
6,819 Banca IFIS SPA 136,852
29,830 Banco BPM SPA 92,996
5,280 Biesse SPA
a
136,989
222,811 BPER Banca 469,065
8,076 Buzzi Unicem SPA 168,635
47,158 Davide Campari-Milano NV 592,079
695,827 Enel SPA 5,355,474
777 ERG SPA 22,657
48,193 Finecobank Banca Fineco SPA 810,229
41,440 Hera SPA 172,281
63,558 Iren SPA 191,207
88,576 Italgas SPA 587,648
187,421 Mediobanca SPA 2,147,199
28,406 Pirelli & C. SPA
c
200,836

International Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.2%) Value
Italy (2.2%) - continued
38,608 Poste Italiane SPA
c
$ 518,217
95,183 Recordati SPA 5,332,169
4,269 Reply SPA 717,404
180,528 Saipem SPA
a
276,136
55,136 Unipol Gruppo SPA 310,179
Total 21,145,543
Japan (17.8%)
64 Activia Properties, Inc. 216,631
800 Adeka Corporation 17,357
13 Advance Residence Investment
Corporation 38,239
22,900 Advantest Corporation 1,949,078
31,800 Air Water, Inc. 484,710
82,000 Amada Company, Ltd. 793,883
23,100 Aozora Bank, Ltd. 519,355
20,000 Arcs Company, Ltd. 375,946
289,700 Astellas Pharma, Inc. 4,675,924
17,900 Autobacs Seven Company, Ltd. 217,063
40,400 Bandai Namco Holdings, Inc. 2,839,641
1,200 BayCurrent Consulting, Inc. 455,423
1,100 Bell System24 Holdings, Inc. 13,585
4,400 Benefit One, Inc. 133,819
2,200 Benesse Holdings, Inc. 42,905
300 BML, Inc. 9,118
2,900 Casio Computer Company, Ltd. 36,270
3,600 Central Glass Company, Ltd. 66,792
25,700 Chiyoda Company, Ltd. 171,823
63,900 Chugai Pharmaceutical Company,
Ltd. 2,075,458
146,700 Citizen Watch Company, Ltd. 627,939
11,600 Coca-Cola Bottlers Japan, Inc. 136,072
32,100 COMSYS Holdings Corporation 763,794
2,900 Cosmo Energy Holdings Company,
Ltd. 58,301
8,400 Daicel Corporation 61,962
1,500 Daido Steel Company, Ltd. 57,965
2,200 Daifuku Company, Ltd. 152,734
21,100 Daikin Industries, Ltd. 4,429,823
900 Daiseki Company, Ltd. 36,054
33 Daiwa Office Investment
Corporation 206,768
2,100 Dena Company, Ltd. 32,655
11,700 Dexerials Corporation 321,723
10,800 DIC Corporation 277,077
1,000 Digital Garage, Inc. 35,378
1,000 DISCO Corporation 274,954
6,200 Doshisha Company, Ltd. 82,103
1,900 DTS Corporation 40,544
4,000 Eagle Industry Company, Ltd. 38,352
1,000 EIZO Corporation 34,395
300 Ezaki Glico Company, Ltd. 9,727
3,700 FANUC Corporation 731,669
400 Fast Retailing Company, Ltd. 235,386
6,200 Ferrotec Holdings Corporation 154,719
14,700 Financial Products Group
Company, Ltd. 84,621
14,000 Fuji Corporation 323,163
600 Fuji Oil Holdings, Inc. 12,140
27,900 Fuji Soft, Inc. 1,168,868
100 Future Corporation 1,283
161 Global One Real Estate Investment
Corporation 158,615
33,000 Gunma Bank, Ltd. 108,427
600 Gunze, Ltd. 20,859
Shares Common Stock (92.2%) Value
Japan (17.8%) - continued
10,800 H2O Retailing Corporation $ 74,717
13,100 Hanwa Company, Ltd. 359,757
4,600 Haseko Corporation 58,409
100 Heiwa Real Estate Company, Ltd. 3,416
39 Heiwa Real Estate REIT, Inc. 47,975
3,900 Hikari Tsushin, Inc. 468,253
149,500 Honda Motor Company, Ltd. 4,403,191
2,000 Hosiden Corporation 19,958
5,900 Hoya Corporation 765,043
16,800 IDOM, Inc. 96,877
54,500 Inaba Denki Sangyo Company, Ltd. 1,262,992
5,300 Inabata & Company, Ltd. 79,862
24,300 ITOCHU Techno-Solutions
Corporation 662,907
4,000 Izumi Company, Ltd. 110,647
68,600 J. Front Retailing Company, Ltd. 615,430
1,400 JAC Recruitment Company, Ltd. 24,341
7,600 Japan Aviation Electronics Industry,
Ltd. 121,464
49 Japan Excellent, Inc. 56,353
6,500 Japan Exchange Group, Inc. 133,710
15 Japan Logistics Fund, Inc. 41,578
9,800 Japan Petroleum Exploration
Company, Ltd. 234,220
58 Japan Prime Realty Investment
Corporation 189,471
3,500 Japan Tobacco, Inc. 69,877
15,500 JFE Holdings, Inc. 199,126
1,200 JGC Corporation 11,791
8,300 Kajima Corporation 100,244
37,400 Kamigumi Company, Ltd. 722,698
5,600 Kaneka Corporation 182,420
26,900 Kanematsu Corporation 292,629
1,300 Kanematsu Electronics, Ltd. 42,887
81,271 Kao Corporation 4,061,240
124,400 KDDI Corporation 3,974,420
281 Kenedix Retail REIT Corporation 657,737
40 242,873
700 Kewpie Corporation 14,441
12,700 Keyence Corporation 6,514,118
65,500 Kinden Corporation 936,265
8,600 Kobe Bussan Company, Ltd. 267,713
4,200 Komatsu, Ltd. 105,542
8,200 KOMEDA Holdings Company, Ltd. 151,785
1,000 KYB Company, Ltd. 26,033
54,300 Kyoei Steel, Ltd. 737,968
3,800 Kyokuto Kaihatsu Kogyo Company,
Ltd. 48,407
10,200 Kyushu Electric Power Company,
Inc. 75,580
6,200 Lintec Corporation 144,013
22,200 M3, Inc. 853,514
11,700 Macnica Fuji Electronics Holdings,
Inc. 258,862
8,600 Makino Milling Machine Company,
Ltd. 297,089
2,200 Mandom Corporation 26,380
163,600 Marubeni Corporation 1,683,435
18,800 Marui Group Company, Ltd. 362,724
2,300 Matsuda Sangyo Company, Ltd. 47,179
13,400 Maxell, Ltd. 143,725
12,500 McDonald's Holdings Company
(Japan), Ltd. 545,880
200 MEITEC Corporation 11,717
9,800 Ministop Company, Ltd. 124,383
141,800 Mitsubishi Corporation 4,814,455

International Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.2%) Value
Japan (17.8%) - continued
78,100 Mitsubishi Electric Corporation $ 978,078
555,900 Mitsubishi HC Capital, Inc. 2,871,046
6,000 Mitsubishi Logistics Corporation 144,832
4,500 Mitsubishi Research Institute, Inc. 146,355
23,500 Mitsuboshi Belting, Ltd. 433,328
2,700 Mitsui & Company, Ltd. 67,325
6,100 Mitsui O.S.K. Lines, Ltd. 472,399
135 Mori Hills REIT Investment
Corporation 165,407
8 Mori Trust Sogo REIT, Inc. 9,691
32,700 Murata Manufacturing Company,
Ltd. 2,458,493
5,100 Nachi-Fujikoshi Corporation 190,546
44,400 NEC Networks & System Integration
Corporation 640,704
23,000 NGK Spark Plug Company, Ltd. 390,998
60,100 NHK Spring Company, Ltd. 471,038
5,500 NICHIAS Corporation 124,855
29,200 Nidec Corporation 2,587,992
10,800 Nihon M&A Center Holdings, Inc. 170,027
1,200 Nihon Unisys, Ltd. 31,569
12,300 Nikkon Holdings Company, Ltd. 231,708
70,400 Nikon Corporation 734,763
3,200 Nintendo Company, Ltd. 1,568,133
4,500 Nippon Electric Glass Company,
Ltd. 112,412
9,810 Nippon Light Metal Holdings
Company, Ltd. 150,326
167 Nippon REIT Investment
Corporation 562,716
4,700 Nippon Shokubai Company, Ltd. 221,334
74,300 Nippon Steel Corporation 1,214,401
1,200 Nippon Steel Trading Corporation 54,164
11,400 Nippon Suisan Kaisha, Ltd. 53,413
131,000 Nippon Telegraph and Telephone
Corporation 3,748,923
37,100 Nissan Chemical Corporation 2,012,983
194,978 Nissan Motor Company, Ltd.
a
1,031,939
6,100 Nisshin Oillio Group, Ltd. 159,723
25,800 Nitori Holdings Company, Ltd. 3,696,177
29,300 Nitto Kogyo Corporation 394,165
20,700 NOK Corporation 221,323
10,800 NS United Kaiun Kaisha, Ltd. 287,353
14,500 Okamura Corporation 153,296
9,900 Okuma Corporation 431,871
200 Okumura Corporation 5,710
48,100 Ono Pharmaceutical Company, Ltd. 1,166,507
28,700 Oracle Corporation Japan 2,146,490
118,700 ORIX Corporation 2,448,440
69,600 Pan Pacific International Holdings
Company 936,735
7,600 Paramount Bed Holdings
Company, Ltd. 126,470
16,300 Penta-Ocean Construction
Company, Ltd. 90,518
17,200 PLENUS Company, Ltd. 293,811
16,116 Recruit Holdings Company, Ltd. 796,591
15,100 Relo Group, Inc. 272,503
188,200 Renesas Electronics Corporation
a
2,159,936
120,800 Resona Holdings, Inc. 519,131
8,200 Resorttrust, Inc. 131,279
38,000 Round One Corporation 463,625
14,000 Ryoyo Electro Corporation
b
264,972
600 S Foods, Inc. 18,430
35,900 Sangetsu Company, Ltd. 497,171
6,800 Sankyo Company, Ltd. 175,085
Shares Common Stock (92.2%) Value
Japan (17.8%) - continued
3,900 Sankyu, Inc. $ 141,093
6,700 Sato Holdings Corporation 118,161
18,500 Sawai Group Holdings Company,
Ltd. 700,256
1,500 SCREEN Holdings Company, Ltd. 150,534
60,900 Secom Company, Ltd. 4,288,219
40,000 Seino Holdings Company, Ltd. 396,858
17 Sekisui House REIT, Inc. 11,579
21,700 Sekisui House, Ltd. 439,645
27,500 Senko Group Holdings Company,
Ltd. 220,823
7,000 Seven & I Holdings Company, Ltd. 356,010
16,900 Shikoku Electric Power Company 117,480
5,200 SHIMAMURA Company, Ltd. 475,780
29,700 Shin-Etsu Chemical Company, Ltd. 4,969,089
4,700 Shin-Etsu Polymer Company, Ltd. 45,038
2,200 Shinko Electric Industries
Company, Ltd. 101,240
27,400 Shionogi & Company, Ltd. 1,561,599
11,600 SHO-BOND Holdings Company,
Ltd. 507,968
43,200 Showa Denko KK 897,427
108,000 SKY Perfect JSAT Holdings, Inc. 406,479
600 SMC Corporation 334,657
10,800 Sodick Company, Ltd. 75,325
75,700 SoftBank Corporation 948,966
33,800 SoftBank Group Corporation 1,497,325
68,600 Sony Group Corporation 7,674,177
376 Star Asia Investment Corporation
REIT 197,875
7,400 Star Micronics Company, Ltd. 93,845
2,600 Starts Corporation, Inc. 56,609
5,300 Sumco Corporation 97,711
185,500 Sumitomo Corporation 2,866,979
48,800 Sumitomo Forestry Company, Ltd. 859,153
13,600 Sumitomo Heavy Industries, Ltd. 357,170
105,800 Sumitomo Mitsui Financial Group,
Inc. 3,811,019
51,500 Sumitomo Mitsui Trust Holdings,
Inc. 1,780,932
9,600 Sumitomo Warehouse Company,
Ltd. 172,398
4,700 Taikisha, Ltd. 117,533
10,200 Taisei Corporation 334,367
23,200 Taiyo Holdings Company, Ltd. 684,460
1,000 Takara Holdings, Inc. 9,700
188 Takara Leben Real Estate
Investment Corporation 190,099
5,500 Takara Standard Company, Ltd. 65,480
55,000 Takashimaya Company, Ltd. 522,306
16,100 Takeda Pharmaceutical Company,
Ltd. 466,630
1,300 Tama Home Company, Ltd. 26,488
18,900 Terumo Corporation 689,923
53,400 Toagosei Company, Ltd. 526,615
14,900 Toho Gas Company, Ltd. 407,228
10,100 Tohoku Electric Power Company,
Inc. 71,143
9,700 Tokyo Electron, Ltd. 4,744,592
18,800 Tokyo Seimitsu Company, Ltd. 797,428
10,900 Tokyo Tatemono Company, Ltd. 162,480
10,900 Tokyotokeiba Company, Ltd. 399,577
18,900 Toyo Seikan Group Holdings, Ltd. 230,218
7,600 Toyo Tanso Company, Ltd. 195,416
1,700 Toyota Boshoku Corporation 30,133
334,700 Toyota Motor Corporation 6,614,736

International Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.2%) Value
Japan (17.8%) - continued
16,900 TS Tech Company, Ltd. $ 222,682
29,300 Tsubakimoto Chain Company 820,546
19,900 Tsugami Corporation 230,986
86,500 TV Asahi Holdings Corporation 1,125,015
7,700 UACJ Corporation
a
177,252
4,200 ULVAC, Inc. 213,703
130 United Urban Investment
Corporation 153,602
44,600 Ushio, Inc. 693,103
7,300 Yellow Hat, Ltd. 101,214
13,300 Yuasa Trading Company, Ltd. 336,582
576,600 Z Holdings Corporation 2,928,360
Total 167,319,037
Jersey (0.1%)
51,101 Breedon Group plc 58,761
297,623 Man Group plc 777,488
Total 836,249
Kuwait (0.1%)
1,973 Agility Public Warehousing
Company KSCP 6,567
5,989 Boubyan Bank KSCP
a
15,948
5,674 HumanSoft Holding Company
KSCP 58,370
29,836 Kuwait Finance House KSCP 89,334
11,573 Kuwait International Bank KSCP
a
8,485
21,581 Mobile Telecommunications
Company KSCP 42,650
28,586 National Bank of Kuwait KSC 97,991
174,167 National Industries Group Holding
a
169,105
Total 488,450
Luxembourg (0.7%)
12,571 Allegro.eu SA
a,c
116,513
79,246 ArcelorMittal SA 2,353,914
267,124 B&M European Value Retail SA 2,045,534
1,422 Befesa SA
c
100,388
64,660 Tenaris SA ADR 1,576,411
Total 6,192,760
Malaysia (0.1%)
4,000 AEON Credit Service (M) Berhad 14,029
51,636 Berjaya Sports Toto Berhad 23,475
2,200 Bursa Malaysia Berhad 3,291
47,300 Genting Malaysia Berhad 30,969
64,800 Hong Leong Bank Berhad 300,351
82,600 Mah Sing Group Berhad 13,321
1,700 Malaysian Pacific Industries Berhad 16,209
4,200 PETRONAS Gas Berhad 17,065
9,200 Public Bank Berhad 9,267
33,200 Tenaga Nasional Berhad 72,830
33,000 TIME dotCom Berhad 33,588
Total 534,395
Marshall Islands (<0.1%)
10,336 Atlas Corporation 149,459
Total 149,459
Mexico (0.1%)
11,386 America Movil SAB de CV ADR 214,740
28,400 Arca Continental SAB de CV 167,608
50,600 Banco del Bajio SA
c
109,060
Shares Common Stock (92.2%) Value
Mexico (0.1%) - continued
908 Fomento Economico Mexicano SAB
de CV ADR $ 68,300
35,200 Gentera, SAB de CV
a
25,238
26,130 Grupo Financiero Banorte SAB de
CV ADR 165,282
14,800 Grupo Mexico, SAB de CV 63,647
43,400 Megacable Holdings SAB de CV 139,869
17,670 Promotora y Operadora de
Infraestructura, SAB de CV 129,450
22,600 Qualitas Controladora SAB de CV 122,148
24,700 Wal-Mart de Mexico, SAB de CV 83,782
Total 1,289,124
Netherlands (5.4%)
41,631 Aalberts NV 2,544,895
342,577 Aegon NV 1,932,637
94,021 Airbus SE
a
12,005,777
4,601 AMG Advanced Metallurgical
Group NV 158,344
1,841 Arcadis NV 80,589
18,192 ASML Holding NV 12,321,273
9,316 ASR Nederland NV 433,151
27,661 BAM Group
a
92,358
10,445 BE Semiconductor Industries NV 875,792
48,664 Euronext NV
c
4,691,783
12,802 Ferrari NV 2,950,495
13,740 Flow Traders
c
532,906
37,519 ForFarmers BV 170,667
3,481 JDE Peet's BV 104,235
32,520 Koninklijke DSM NV 6,096,182
24,711 OCI NV
a
676,284
15,170 QIAGEN NV
a
749,884
3,190 RHI Magnesita NV 147,138
20,659 Signify NV
c
1,094,280
583 TKH Group NV 33,641
52,156 Unilever plc 2,663,972
2,061 Van Lanschot Kempen NV 51,919
Total 50,408,202
New Zealand (0.1%)
78,501 Contact Energy, Ltd. 406,928
95,991 Fletcher Building, Ltd. 408,256
48,206 Meridian Energy, Ltd. 138,957
4,043 Spark New Zealand, Ltd. 11,555
Total 965,696
Norway (1.5%)
11,787 Aker Solutions ASA
a
30,832
331,003 DNB Bank ASA 7,877,938
181,442 DNO International ASA 266,407
28,587 Elkem ASA
c
104,269
122,140 Equinor ASA 3,367,134
48,600 Europris ASA
c
363,000
31,051 Kahoot! ASA
a
124,669
1,686 Kongsberg Gruppen ASA 51,096
124,877 MPC Container Ships ASA
a
423,987
29,639 Nordic Semiconductor ASA
a
878,201
73,571 Norsk Hydro ASA 565,416
2,643 Selvaag Bolig ASA 15,556
8,230 SpareBank 1 SMN 136,297
6,160 SpareBank 1 SR Bank ASA 92,045
10,670 Veidekke ASA 159,486
19,181 Wallenius Wilhelmsen ASA
a
103,604
Total 14,559,937

International Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.2%) Value
Philippines (<0.1%)
1,200 Globe Telecom, Inc. $ 73,195
Total 73,195
Poland (0.1%)
14,713 Asseco Poland SA 295,828
247 Bank Handlowy w Warszawie SA 3,823
46,749 Bank Millennium SA
a
94,498
6,435 Bank Pekao SA 214,423
12,827 Cyfrowy Polsat SA 99,089
868 mBank SA
a
99,408
20,598 Powszechna Kasa Oszczednosci
Bank Polski SA
a
241,127
Total 1,048,196
Portugal (0.2%)
173,718 Galp Energia SGPS SA 1,915,454
284,569 Sonae SGPS SA 326,969
Total 2,242,423
Russian Federation (0.3%)
84,959 Gazprom PJSC ADR 739,595
3,228 Lukoil ADR 289,069
3,189 Mechel PJSC ADR
a
9,344
6,869 MMC Norilsk Nickel PJSC ADR 194,174
404 Novatek PJSC GDR 85,327
90 PAO Transneft 172,461
723 Polyus PJSC GDR 56,639
174,130 Sberbank of Russia PJSC 600,091
9,280 Sovcomflot OAO 8,673
404,300 Surgutneftegas PJSC 195,134
35,587 Surgutneftegas PJSC ADR 167,690
Total 2,518,197
Saudi Arabia (0.4%)
20,912 Al Rajhi Bank 830,470
15,253 Arriyadh Development Company 110,373
13,244 Bank AlJazira 82,237
2,004 Banque Saudi Fransi 28,106
1,081 Dr. Sulaiman Al Habib Medical
Services Group Company 47,759
3,961 Dur Hospitality Company
a
35,210
4,041 Eastern Province Cement Company 48,737
3,248 Jarir Marketing Company 174,784
857 Mouwasat Medical Services
Company 45,305
16,654 National Commercial Bank 327,585
6,810 National Industrialization Company
a
41,559
509 Qassim Cement Company 10,853
52,883 Riyad Bank 479,230
9,156 Saudi Arabian Mining Company
a
225,647
16,361 Saudi Basic Industries Corporation 547,660
870 Saudi Research and Marketing
Group
a
56,041
8,158 Saudi Telecom Company 256,659
Total 3,348,215
Singapore (1.3%)
495,800 Ascendas REIT 1,016,808
2,500 BOC Aviation, Ltd.
c
21,018
1,425 China Yuchai International, Ltd. 19,622
32,100 ComfortDelGro Corporation, Ltd 32,413
375,300 DBS Group Holdings, Ltd. 9,857,958
77,000 Fortune Real Estate Investment
Trust 79,409
Shares Common Stock (92.2%) Value
Singapore (1.3%) - continued
124,800 Oversea-Chinese Banking
Corporation, Ltd. $ 1,161,672
66,900 Wing Tai Holdings, Ltd. 87,482
295,800 Yanlord Land Group, Ltd. 252,888
Total 12,529,270
South Africa (0.3%)
26,114 AECI, Ltd. 193,570
1,112 Anglo American Platinum, Ltd. 134,734
2,334 Aspen Pharmacare Holdings, Ltd. 31,422
14,630 Barloworld, Ltd. 126,616
2,489 Clicks Group, Ltd. 47,791
27,986 DataTec, Ltd. 69,428
29,601 FirstRand, Ltd. 119,325
3,770 Gold Fields, Ltd. ADR 39,962
3,255 Impala Platinum Holdings, Ltd. 50,182
17,915 Investec plc 102,278
19,473 Investec, Ltd. 109,870
2,283 Kumba Iron Ore, Ltd. 81,451
15,474 Massmart Holdings, Ltd.
a
55,644
77,912 Momentum Metropolitan Holdings 101,968
13,156 Motus Holdings, Ltd. 100,147
27,489 MTN Group, Ltd.
a
345,700
1,389 Naspers, Ltd. 224,529
27,872 Ninety One, Ltd. 95,802
32,880 Pepkor Holdings, Ltd.
c
48,368
22,918 Resilient REIT, Ltd. 89,793
41,285 Sanlam, Ltd. 169,622
8,775 Sasol, Ltd.
a
197,546
9,283 Shoprite Holdings, Ltd. 126,839
8,731 Sibanye Stillwater, Ltd. 32,544
4,020 Spar Group, Ltd. 43,962
3,077 Standard Bank Group 30,032
4,762 Super Group, Ltd. 10,352
Total 2,779,477
South Korea (0.9%)
282 AfreecaTV Company, Ltd.
a
36,994
2,389 Amicogen, Inc.
a
52,649
133 Celltrion Pharm, Inc.
a
9,243
3 Celltrion Pharm, Inc., Bonus
Shares
a,e
198
2,013 Cheil Worldwide, Inc. 37,064
2,599 Chong Kun Dang Pharmaceutical
Corporation
a
202,163
255 Chongkundang Holdings
Corporation
a
14,569
1,008 CJ ENM Company, Ltd.
a
104,507
573 Daewoong Company, Ltd.
a
11,758
602 DIO Corporation
a
17,361
782 DongKook Pharmaceutical
Company, Ltd.
a
13,149
234 GOLFZON Company, Ltd.
a
31,461
3,684 Green Cross Holdings Corporation
a
68,416
577 GS Holdings Corporation 18,629
1,515 Huons Global Company, Ltd. 40,929
75 Huons Global Company, Ltd.,
Bonus Shares
a,e
1,925
357 Hyundai Department Store
Company, Ltd.
a
21,500
938 Hyundai Steel Company 30,980
25,261 Industrial Bank of Korea 219,324
16,024 JB Financial Group Corporation,
Ltd.
a
109,299
2,965 JYP Entertainment Corporation
a
103,863

International Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.2%) Value
South Korea (0.9%) - continued
725 Kakao Corporation $ 52,368
25,883 Kangwon Land, Inc.
a
544,213
7,853 Kia Corporation 547,556
166 Korea Zinc Company, Ltd.
a
70,613
2,206 Korean Reinsurance Company
a
18,767
8,839 KT&G Corporation 570,963
143 LG Chem, Ltd.
a
76,657
2,570 Lotte Shopping Company, Ltd.
a
172,737
3,238 LS Electric Company, Ltd.
a
133,670
2,387 LX Semicon Company, Ltd. 273,685
2,804 Meritz Fire & Marine Insurance
Company, Ltd.
a
108,003
27,209 Meritz Securities Company, Ltd. 138,669
2,289 NHN Corporation
a
66,017
1,357 NKMAX Company, Ltd.
a
20,872
865 Osstem Implant Company, Ltd.
a,e
87,546
76 Park Systems Corporation
a
7,722
510 Pearl Abyss Corporation
a
40,687
3,434 PharmaResearch Company, Ltd. 219,248
3,243 PI Advanced Materials Company,
Ltd. 112,217
630 Samsung Biologics Company,
Ltd.
a,c
390,020
41,064 Samsung Electronics Company,
Ltd. 2,554,143
7,347 Samsung Securities Corporation,
Ltd. 248,074
469 Sebang Global Battery Company,
Ltd.
a
24,486
744 SK, Inc. 137,729
746 SKC Company, Ltd.
a
89,811
133 SM Entertainment Company, Ltd.
a
6,657
2,479 S-Oil Corporation 188,189
29 Taekwang Industrial Corporation,
Ltd.
a
24,326
Total 8,071,626
Spain (1.4%)
14,924 Acerinox SA 190,179
13,490 Applus Services SA 118,514
223,646 Banco de Sabadell SA
a
173,941
835,392 Banco Santander SA 2,929,374
133,886 Bankinter SA 785,131
248,982 CaixaBank SA 801,066
45,410 CIA De Distribucion Integral 918,731
3,377 Fluidra SA 107,530
1,880 Gestamp Automocion SA
c
8,470
9,383 Grifols SA 165,462
12,110 Indra Sistemas SA
a
123,391
105,845 Industria de Diseno Textil SA 3,210,197
1,946 Laboratorios Farmaceuticos ROVI,
SA 142,979
4,443 Let's GOWEX SA
a,e,f
0
207,682 Mediaset Espana Comunicacion
SA
a
972,462
8,667 Merlin Properties Socimi SA 97,975
501,771 Telefonica SA 2,339,028
2,007 Viscofan SA 121,644
Total 13,206,074
Sweden (2.8%)
8,139 AB Industrivarden, Class A 257,290
109,827 AB Industrivarden, Class C 3,411,293
4,480 Addtech AB 82,875
57,842 Arjo AB 578,069
Shares Common Stock (92.2%) Value
Sweden (2.8%) - continued
98,426 Assa Abloy AB $ 2,695,112
47,777 Atlas Copco AB, Class A 2,827,733
18,038 Atlas Copco AB, Class B 922,514
2,468 Axfood AB 62,868
11,725 Betsson AB 65,604
12,123 BillerudKorsnas AB 192,755
17,508 Biotage AB 357,492
17,789 Bonava AB 153,953
6,192 Bravida Holding AB
c
74,090
142,071 Granges AB 1,761,990
197,012 Hexpol AB 2,350,694
7,067 Holmen AB 343,242
10,933 Indutrade AB 271,989
21,494 Inwido AB 376,128
3,483 L E Lundbergforetagen AB 177,969
8,991 Lindab International AB 261,020
2,768 Lundin Energy AB 112,569
11,026 Mekonomen Aktiebolag
a
162,753
3,576 MIPS AB 355,539
4,792 NCC AB 79,220
12,978 New Wave Group AB 197,492
52,453 Skandinaviska Enskilda Banken AB 678,052
37,131 SSAB AB, Class A
a
219,830
226,888 SSAB AB, Class B
a
1,181,309
27,199 Stillfront Group AB
a,b
132,387
162,512 Svenska Handelsbanken AB 1,731,982
8,950 Svolder AB 68,721
135,275 Swedbank AB 2,648,442
16,560 Thule Group AB
c
799,293
15,207 Trelleborg AB 382,896
4,274 Wihlborgs Fastigheter AB 88,364
Total 26,063,529
Switzerland (8.0%)
373 ALSO Holding AG 104,970
52,032 Aryzta AG
a
59,732
20,941 Baloise Holding AG 3,668,373
3,694 Banque Cantonale Vaudoise 305,433
22 Barry Callebaut AG 50,504
709 Bossard Holding AG 222,289
936 Bucher Industries AG 430,967
19,510 Coca-Cola HBC AG 646,183
1,513 Comet Holding AG 482,672
1,042 DKSH Holding AG 83,546
161,984 Ferrexpo plc 531,986
3,413 Galenica AG
c
241,039
6,066 Geberit AG 4,121,426
127 Georg Fischer AG 185,715
80 Givaudan SA 331,434
620,383 Glencore Xstrata plc 3,231,956
3,981 Huber & Suhner AG 362,439
190 Lindt & Spruengli AG 2,205,019
127,342 Nestle SA 16,444,739
171,982 Novartis AG 14,943,439
43,548 PSP Swiss Property AG 5,280,372
3,773 Roche Holding AG 1,460,149
187 Siegfried Holding AG 151,400
18,413 Sika AG 6,442,235
9,845 Sonova Holding AG 3,507,183
6,014 Swiss Life Holding AG 3,870,672
1,592 Swissquote Group Holding SA 270,825
10,515 Tecan Group AG 5,112,523
3,386 Temenos AG 405,862
358 u-blox Holding AG
a
25,528
925 Vontobel Holding AG 76,665

International Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.2%) Value
Switzerland (8.0%) - continued
2,861 Zehnder Group AG $ 261,873
Total 75,519,148
Taiwan (1.5%)
215,000 Capital Securities Corporation 126,835
30,000 Cathay Financial Holding
Company, Ltd. 69,586
3,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 8,982
12,000 China Steel Chemical Corporation 49,978
319,000 China Steel Corporation 390,395
7,000 Eclat Textile Company, Ltd. 155,291
4,000 Elite Material Company, Ltd. 39,002
63,000 Feng Hsin Iron & Steel Company,
Ltd. 189,173
118,000 First Financial Holding Company,
Ltd. 107,453
36,000 Formosa Plastics Corporation 138,041
259,585 Fubon Financial Holding Company,
Ltd. 716,329
62,000 Holtek Semiconductor, Inc. 230,994
1,000 Hotai Motor Company, Ltd. 21,900
9,000 International Games System
Company, Ltd. 232,554
231,000 King Yuan Electronics Company,
Ltd. 382,917
1,000 Lotes Company, Ltd. 26,282
43,602 Makalot Industrial Company, Ltd. 367,272
1,000 MediaTek, Inc. 39,719
2,000 Momo.com, Inc. 81,726
303,000 Nan Ya Plastics Corporation 956,797
34,000 Novatek Microelectronics
Corporation 597,932
37,000 Realtek Semiconductor Corporation 717,805
133,758 Sigurd Microelectronics
Corporation 277,193
4,000 Simplo Technology Company, Ltd. 45,744
14,000 Sinbon Electronics Company, Ltd. 136,165
25,000 Systex Corporation 76,515
12,000 Taiwan Cogeneration Corporation 16,069
308,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 7,135,910
66,000 Topco Scientific Company, Ltd. 397,769
4,000 U-Ming Marine Transport
Corporation 7,900
11,000 United Microelectronics
Corporation 22,982
27,000 Vanguard International
Semiconductor Corporation 130,246
9,000 Voltronic Power Technology
Corporation 463,818
Total 14,357,274
Thailand (0.1%)
470,600 AP (Thailand) Public Company, Ltd.
NVDR 144,700
4,200 Bumrungrad Hospital Public
Company, Ltd. 17,889
35,700 Com7 Public Company, Ltd. NVDR 84,793
820,300 Land and Houses Public Company,
Ltd. NVDR 242,319
6,300 PTT Exploration and Production
Public Company, Ltd. NVDR 24,727
29,900 Siam Commercial Bank Public
Company, Ltd. NVDR 113,659
Shares Common Stock (92.2%) Value
Thailand (0.1%) - continued
1,800 Thai Vegetable Oil Public
Company, Ltd. NVDR $ 1,722
159,400 TISCO Financial Group Public
Company, Ltd. 475,035
Total 1,104,844
Turkey (<0.1%)
369,387 Dogan Sirketler Grubu Holding AS 83,897
68,854 Eregli Demir ve Celik Fabrikalari
TAS 141,014
20,560 Haci Omer Sabanci Holding AS 23,554
6,219 TOFAS Turk Otomobil Fabrikasi AS 37,187
Total 285,652
United Kingdom (9.2%)
48,441 AstraZeneca plc 5,635,044
661,842 Auto Trader Group plc
c
5,997,374
49,703 Avacta Group plc
a,b
56,952
1,935 Bank of Georgia Group plc 38,203
1,538,340 Barclays plc 4,127,088
92,124 Barratt Developments plc 766,199
26,053 Bellway plc 1,002,497
746,827 BP plc 3,871,493
7,323 Britvic plc 89,873
50,336 Capricorn Energy plc
a
140,339
28,173 Central Asia Metals plc 84,115
219,886 Centrica plc
a
216,207
17,643 CMC Markets plc
c
54,574
8,859 Computacenter plc 319,004
26,239 Crest Nicholson Holdings plc 113,277
13,279 Croda International plc 1,434,106
20,783 Dechra Pharmaceuticals plc 1,167,361
460 Derwent London plc 21,255
160,859 Diageo plc 8,117,167
4,441 Diploma plc 166,684
3,065 Drax Group plc 24,971
810 Electrocomponents plc 12,264
52,744 Evraz plc 358,323
2,261 Fevertree Drinks plc 64,861
18,249 Greggs plc 661,841
57,268 Halfords Group plc 251,854
256,645 Halma plc 8,698,643
73,836 Howden Joinery Group plc 814,591
458,016 HSBC Holdings plc 3,259,857
62,780 IG Group Holdings plc 691,134
17,611 IMI plc 393,479
70,000 Inchcape plc 798,225
61,252 InterContinental Hotels Group plc
a
4,047,130
99 Intermediate Capital Group plc 2,557
400,303 ITV plc
a
612,323
95,390 JD Sports Fashion plc 244,596
71,432 John Wood Group plc
a
215,035
75,277 Just Group plc
a
87,598
3,664 Kainos Group plc 75,325
46,906 LondonMetric Property plc 169,006
17,565 Marks and Spencer Group plc
a
51,982
179,539 Moneysupermarket.com Group plc 458,810
2,883 Morgan Advanced Materials plc 12,407
6,474 Morgan Sindall Group plc 187,055
3,983 OSB Group plc 29,590
132,576 PageGroup plc 1,046,115
71,343 Paragon Banking Group plc 546,430
34,573 Pennon Group plc 506,584
46,093 Petrofac, Ltd.
a
74,122
11,519 Quilter plc
c
21,390

International Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.2%) Value
United Kingdom (9.2%) - continued
73,599 Reach plc $ 258,346
57,095 Redde Northgate plc 297,562
158,229 RELX plc 4,867,186
1,702 Renishaw plc 105,098
4,735 Rightmove plc 41,732
11,620 Rio Tinto plc 819,040
131,542 Royal Mail plc 786,050
15,215 Safestore Holdings plc 260,867
4,284 Savills plc 78,066
12,984 Serica Energy plc 45,130
540,026 Shell plc 13,872,578
19,177 Spectris plc 875,117
12,919 Spirax-Sarco Engineering plc 2,328,723
35,315 Spirent Communications plc 117,936
43,503 Stagecoach Group plc
a
53,271
239,957 Standard Chartered plc 1,747,548
7,355 SThree plc 46,702
54,153 Tate & Lyle plc 517,987
14,367 Travis Perkins plc 291,508
308,755 Tritax Big Box REIT plc 990,376
9,404 Vesuvius plc 58,280
8,710 Vistry Group plc 120,762
5,902 Warehouse REIT plc 13,224
Total 86,429,999
United States (<0.1%)
7,541 Yum China Holding, Inc. 363,250
Total 363,250
Virgin Islands, British (<0.1%)
2,348 VK Company, Ltd. GDR
a
18,619
Total 18,619
Total Common Stock
(cost $784,276,535) 869,253,070
Shares
Collateral Held for Securities
Loaned ( 1.0% )
9,010,225 Thrivent Cash Management Trust 9,010,225
Total Collateral Held for
Securities Loaned
(cost $9,010,225) 9,010,225
Shares Preferred Stock ( <0.1% )
Brazil (<0.1%)
39,100 Companhia de Saneamento do
Parana 29,748
Total 29,748
Germany (0.1%)
6,536 Volkswagen AG 1,361,259
Total 1,361,259
Total Preferred Stock
(cost $1,638,103) 1,391,007
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (<0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
g
140,968
3,250,000 6.000%,  5/16/2024
g
117,975
637,000 6.000%,  11/15/2026
g
23,123
680,000 5.375%,  4/12/2027
g
24,684
Principal
Amount Long-Term Fixed Income (<0.1%) Value
Venezuela (<0.1%) - continued
$ 70,000 5.500%,  4/12/2037
g
$ 2,541
Total 309,291
Total Long-Term Fixed Income
(cost $3,822,422) 309,291
Shares or
Principal
Amount Short-Term Investments ( 7.1% )
Federal Home Loan Bank Discount
Notes
1,600,000 0.035%,  2/9/2022
h,i
1,599,993
2,700,000 0.040%,  3/16/2022
h,i
2,699,678
Thrivent Core Short-Term Reserve
Fund
6,239,521 0.210% 62,395,210
Total Short-Term Investments
(cost $66,628,093) 66,694,881
Total Investments (cost
$865,375,378) 100.4% $946,658,474
Other Assets and Liabilities,
Net (0.4%) (3,892,845)
Total Net Assets 100.0% $942,765,629
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $20,920,404 or
2.2% of total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f In bankruptcy.  Income is being accrued per the bankruptcy agreement terms.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Fund as of January 31, 2022:
Securities Lending Transactions
Common Stock $ 8,697,831
Total lending $8,697,831
Gross amount payable upon return of
collateral for securities loaned $9,010,225
Net amounts due to counterparty $312,394

International Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 53,253,242 1,165,022 52,088,220 0
Consumer Discretionary 98,433,254 5,031,471 93,292,924 108,859
Consumer Staples 63,415,602 189,204 63,226,398 –
Energy 57,134,552 2,414,716 54,719,836 –
Financials 165,617,250 298,623 165,315,321 3,306
Health Care 83,692,272 – 83,602,603 89,669
Industrials 142,346,435 252,629 142,093,806 –
Information Technology 91,263,087 2,733,848 88,529,239 –
Materials 79,013,260 3,049,914 75,963,346 –
Real Estate 23,533,869 – 23,533,869 –
Utilities 11,550,247 226,358 11,323,889 –
Preferred Stock
Consumer Discretionary 1,361,259 – 1,361,259 –
Utilities 29,748 – 29,748 –
Long-Term Fixed Income
Energy 309,291 – 309,291 –
Short-Term Investments 4,299,671 – 4,299,671 –
Subtotal Investments in Securities $875,253,039 $15,361,785 $859,689,420 $201,834
Other Investments  * Total
Affiliated Short-Term Investments 62,395,210
Collateral Held for Securities Loaned 9,010,225
Subtotal Other Investments $71,405,435
Total Investments at Value $946,658,474
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 Security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,018,787 1,018,787 – –
Total Liability Derivatives $1,018,787 $1,018,787 $– $–

International Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling
$4,973,735 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 609 March 2022 $ 69,053,969 ( $ 989,084)
ICE US mini MSCI Emerging Markets Index 59 March 2022 3,642,863 (29,703)
Total Futures Long Contracts $ 72,696,832 ( $ 1,018,787)
Total Futures Contracts $ 72,696,832 ($1,018,787)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $53,509 $59,163 $50,277 $62,395 6,240 6.6%
Total Affiliated Short-Term Investments 53,509 62,395 6.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,248 38,615 42,853 9,010 9,010 1.0
Total Collateral Held for Securities Loaned 13,248 9,010 1.0
Total Value $66,757 $71,405
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $– $– $– $28
Total Income/Non Income Cash from Affiliated Investments $28
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 4 35
Total Affiliated Income from Securities Loaned, Net $35
Total $– $– $4

Large Cap Growth Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Communications Services (16.3%)
68,089 Alphabet, Inc., Class A
a
$ 184,253,600
297,232 Live Nation Entertainment, Inc.
a
32,549,876
337,958 Meta Platforms, Inc.
a
105,868,723
891,523 Twitter, Inc.
a
33,441,028
Total 356,113,227
Consumer Discretionary (14.2%)
50,743 Amazon.com, Inc.
a
151,796,162
169,124 Aptiv plc
a
23,098,956
80,714 Carvana Company
a
13,080,511
18,685 Chipotle Mexican Grill, Inc.
a
27,758,062
101,032 Tesla, Inc.
a
94,638,695
Total 310,372,386
Consumer Staples (2.8%)
277,926 BJ's Wholesale Club Holdings,
Inc.
a
17,084,111
307,719 Walmart, Inc. 43,022,194
Total 60,106,305
Financials (9.0%)
243,791 American Express Company 43,838,498
682,888 Charles Schwab Corporation 59,889,278
58,300 Coinbase Global, Inc.
a
11,085,745
129,788 First Republic Bank 22,529,899
201,478 Raymond James Financial, Inc. 21,330,476
92,789 S&P Global, Inc. 38,527,848
Total 197,201,744
Health Care (11.5%)
120,211 Amgen, Inc. 27,304,726
53,021 Anthem, Inc. 23,381,731
130,415 Danaher Corporation 37,271,303
201,458 Edwards Lifesciences Corporation
a
21,999,214
119,826 Intuitive Surgical, Inc.
a
34,052,153
218,565 Novo Nordisk AS ADR 21,828,087
144,630 Teladoc Health, Inc.
a
11,094,567
60,597 Thermo Fisher Scientific, Inc. 35,225,036
187,080 Zoetis, Inc. 37,376,713
Total 249,533,530
Industrials (4.0%)
61,157 Lockheed Martin Corporation 23,798,024
82,470 Norfolk Southern Corporation 22,431,015
1,086,406 Uber Technologies, Inc.
a
40,631,584
Total 86,860,623
Information Technology (39.5%)
124,853 Adobe, Inc.
a
66,708,958
1,073,076 Apple, Inc. 187,552,223
396,938 Block, Inc.
a
48,541,548
87,143 Mastercard , Inc. 33,670,312
690,675 Microsoft Corporation 214,786,112
411,216 NVIDIA Corporation 100,690,350
322,850 PayPal Holdings, Inc.
a
55,510,829
283,685 QUALCOMM, Inc. 49,860,476
236,391 Salesforce.com, Inc.
a
54,991,638
81,621 ServiceNow , Inc.
a
47,811,949
Total 860,124,395
Shares Common Stock (98.5%) Value
Materials (1.2%)
93,049 Sherwin-Williams Company $ 26,659,469
Total 26,659,469
Total Common Stock
(cost $1,256,078,193) 2,146,971,679
Shares Short-Term Investments ( 1.5% ) Value
Thrivent Core Short-Term Reserve
Fund
3,330,156 0.210% 33,301,562
Total Short-Term Investments
(cost $33,282,274) 33,301,562
Total Investments (cost
$1,289,360,467) 100.0% $2,180,273,241
Other Assets and Liabilities, Net
(<0.1%) (568,515)
Total Net Assets 100.0% $2,179,704,726
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Large Cap Growth Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 356,113,227 356,113,227 – –
Consumer Discretionary 310,372,386 310,372,386 – –
Consumer Staples 60,106,305 60,106,305 – –
Financials 197,201,744 197,201,744 – –
Health Care 249,533,530 249,533,530 – –
Industrials 86,860,623 86,860,623 – –
Information Technology 860,124,395 860,124,395 – –
Materials 26,659,469 26,659,469 – –
Subtotal Investments in Securities $2,146,971,679 $2,146,971,679 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 33,301,562
Subtotal Other Investments $33,301,562
Total Investments at Value $2,180,273,241
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $81,729 $34,758 $83,185 $33,302 3,330 1.5%
Total Affiliated Short-Term Investments 81,729 33,302 1.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   27,875 37,769 65,644 – – –
Total Collateral Held for Securities Loaned 27,875 – –
Total Value $109,604 $33,302
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $– $– $– $19
Total Income/Non Income Cash from Affiliated Investments $19
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 3 13
Total Affiliated Income from Securities Loaned, Net $13
Total $– $– $3

Large Cap Value Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Communications Services (6.1%)
10,072 Alphabet, Inc., Class C
a
$ 27,335,106
710,249 Comcast Corporation 35,505,347
446,913 Discovery, Inc., Class A
a,b
12,473,342
718,082 Verizon Communications, Inc. 38,223,505
Total 113,537,300
Consumer Discretionary (6.8%)
106,242 Aptiv plc
a
14,510,532
9,931 AutoZone, Inc.
a
19,726,442
148,970 D.R. Horton, Inc. 13,291,104
196,595 Lowe's Companies, Inc. 46,661,823
41,649 Mohawk Industries, Inc.
a
6,575,128
229,555 Sony Group Corporation ADR 25,632,111
Total 126,397,140
Consumer Staples (6.6%)
62,189 Kimberly-Clark Corporation 8,560,316
213,722 Lamb Weston Holdings, Inc. 13,723,090
411,038 Philip Morris International, Inc. 42,275,258
193,688 Sysco Corporation 15,136,717
308,799 Walmart, Inc. 43,173,188
Total 122,868,569
Energy (7.1%)
539,173 BP plc ADR 16,671,229
321,537 ConocoPhillips 28,494,609
409,077 Devon Energy Corporation 20,687,024
827,673 Enterprise Products Partners, LP 19,566,190
283,703 Halliburton Company 8,721,030
185,798 Marathon Petroleum Corporation 13,331,007
109,951 Pioneer Natural Resources
Company 24,067,174
Total 131,538,263
Financials (22.1%)
1,099,733 Bank of America Corporation 50,741,681
119,924 Capital One Financial Corporation 17,596,448
281,078 Charles Schwab Corporation 24,650,540
156,514 Chubb, Ltd. 30,877,082
218,867 Comerica, Inc. 20,306,480
106,080 Discover Financial Services 12,278,760
423,344 Equitable Holdings, Inc. 14,241,292
288,673 J.P. Morgan Chase & Company 42,896,808
120,014 M&T Bank Corporation 20,327,971
71,111 Marsh & McLennan Companies,
Inc. 10,925,494
361,846 Morgan Stanley 37,103,689
175,841 Raymond James Financial, Inc. 18,616,287
237,274 State Street Corporation 22,422,393
376,352 Truist Financial Corporation 23,642,433
687,341 Wells Fargo & Company 36,978,946
139,561 Zions Bancorporation NA 9,465,027
40,453 Zurich Insurance Group AG 19,349,009
Total 412,420,340
Health Care (15.0%)
175,783 AbbVie, Inc. 24,062,935
66,711 Anthem, Inc. 29,418,884
229,192 AstraZeneca plc ADR 13,341,266
68,764 Biogen, Inc.
a
15,540,664
205,210 Centene Corporation
a
15,957,130
96,756 Cigna Holding Company 22,298,388
152,828 CVS Health Corporation 16,277,710
248,129 GlaxoSmithKline plc ADR
b
11,121,142
Shares Common Stock (97.3%) Value
Health Care (15.0%) - continued
93,466 HCA Healthcare, Inc. $ 22,436,513
231,662 Johnson & Johnson 39,913,046
275,677 Medtronic plc 28,529,813
330,753 Merck & Company, Inc. 26,949,754
115,855 Zimmer Biomet Holdings, Inc. 14,252,482
Total 280,099,727
Industrials (11.6%)
94,202 Carlisle Companies, Inc. 21,048,495
111,692 Crane Company 11,561,239
466,957 CSX Corporation 15,979,269
515,475 Delta Air Lines, Inc.
a
20,459,203
104,863 General Dynamics Corporation 22,241,442
303,851 Johnson Controls International plc 22,080,852
92,284 L3Harris Technologies, Inc. 19,314,118
62,059 Parker-Hannifin Corporation 19,238,911
189,697 Raytheon Technologies
Corporation 17,108,772
170,991 United Parcel Service, Inc. 34,576,090
37,943 United Rentals, Inc.
a
12,146,313
Total 215,754,704
Information Technology (11.2%)
890,094 Cisco Systems, Inc. 49,551,533
84,370 Fidelity National Information
Services, Inc. 10,117,650
145,575 Microsoft Corporation 45,270,913
175,387 QUALCOMM, Inc. 30,826,019
540,205 Samsung Electronics Company,
Ltd. 33,600,260
1,113,641 Telefonaktiebolaget LM Ericsson
ADR 13,786,876
114,020 Texas Instruments, Inc. 20,465,450
41,844 VMware, Inc. 5,376,117
Total 208,994,818
Materials (4.4%)
466,515 Axalta Coating Systems, Ltd.
a
13,813,509
363,504 CF Industries Holdings, Inc. 25,034,520
120,475 Eastman Chemical Company 14,328,092
115,957 LyondellBasell Industries NV 11,216,521
181,239 Nucor Corporation 18,377,635
Total 82,770,277
Real Estate (2.7%)
218,998 American Campus Communities,
Inc. 11,444,836
49,154 AvalonBay Communities, Inc. 12,004,881
126,805 CBRE Group, Inc.
a
12,850,419
848,085 Host Hotels & Resorts, Inc.
a
14,705,794
Total 51,005,930
Utilities (3.7%)
193,753 Duke Energy Corporation 20,355,690
192,813 Entergy Corporation 21,550,709
452,722 Exelon Corporation 26,235,240
Total 68,141,639
Total Common Stock
(cost $1,190,255,620) 1,813,528,707

Large Cap Value Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
22,667,195 Thrivent Cash Management Trust $ 22,667,195
Total Collateral Held for
Securities Loaned
(cost $22,667,195) 22,667,195
Shares Short-Term Investments ( 2.6% ) Value
Thrivent Core Short-Term Reserve
Fund
4,854,308 0.210% 48,543,080
Total Short-Term Investments
(cost $48,520,252) 48,543,080
Total Investments (cost
$1,261,443,067) 101.1% $1,884,738,982
Other Assets and Liabilities, Net
(1.1%) (19,751,950)
Total Net Assets 100.0% $1,864,987,032
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of January 31, 2022:
Securities Lending Transactions
Common Stock $ 22,411,869
Total lending $22,411,869
Gross amount payable upon return of
collateral for securities loaned $22,667,195
Net amounts due to counterparty $255,326
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 113,537,300 113,537,300 – –
Consumer Discretionary 126,397,140 126,397,140 – –
Consumer Staples 122,868,569 122,868,569 – –
Energy 131,538,263 131,538,263 – –
Financials 412,420,340 393,071,331 19,349,009 –
Health Care 280,099,727 280,099,727 – –
Industrials 215,754,704 215,754,704 – –
Information Technology 208,994,818 175,394,558 33,600,260 –
Materials 82,770,277 82,770,277 – –
Real Estate 51,005,930 51,005,930 – –
Utilities 68,141,639 68,141,639 – –
Subtotal Investments in Securities $1,813,528,707 $1,760,579,438 $52,949,269 $–
Other Investments  * Total
Affiliated Short-Term Investments 48,543,080
Collateral Held for Securities Loaned 22,667,195
Subtotal Other Investments $71,210,275
Total Investments at Value $1,884,738,982
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $41,658 $83,279 $76,394 $48,543 4,854 2.6%
Total Affiliated Short-Term Investments 41,658 48,543 2.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   15,389 33,619 26,341 22,667 22,667 1.2
Total Collateral Held for Securities Loaned 15,389 22,667 1.2
Total Value $57,047 $71,210
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $– $– $– $21
Total Income/Non Income Cash from Affiliated Investments $21
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 5 16
Total Affiliated Income from Securities Loaned, Net $16
Total $– $– $5

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.3% ) Value
Asset-Backed Securities (16.7%)
510 Asset Backed 2021-NPL1
Trust
$ 5,041,224
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
$ 4,978,023
510 Asset Backed Trust
3,640,726
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
3,573,263
Affirm Asset Securitization Trust
5,500,000
0.880%,  8/15/2025, Ser.
2021-A, Class A
a
5,487,268
Ares XL CLO, Ltd.
9,000,000
1.641%,  (LIBOR 3M +
1.400%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
9,002,196
Arkansas Student Loan Auth.
3,467,300
1.078%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
c
3,460,667
Avant Credit Card Master Trust
10,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
10,274,164
Benefit Street Partners CLO II, Ltd.
3,000,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2029, Ser.
2013-IIA, Class A2R2
a,c
2,999,079
Benefit Street Partners CLO IV, Ltd.
5,750,000
1.434%,  (LIBOR 3M +
1.180%), 1/20/2032, Ser.
2014-IVA, Class ARRR
a,c
5,752,254
BHG Securitization Trust
6,292,812
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
6,227,988
CarVal CLO II, Ltd.
9,500,000
1.364%,  (LIBOR 3M +
1.110%), 4/20/2032, Ser.
2019-1A, Class ANR
a,c
9,500,817
Colony American Finance, Ltd.
4,650,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
4,531,107
Commonbond Student Loan Trust
315,799
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
318,778
1,045,428
0.608%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
1,040,079
Conn's Receivables Funding
210,029
1.710%,  6/16/2025, Ser.
2020-A, Class A
a
210,174
CoreVest American Finance Trust
961,246
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
971,742
Dewolf Park CLO, Ltd.
5,500,000
1.691%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
a,c
5,500,550
Education Funding Trust
2,406,058
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
2,411,440
Flatiron CLO, Ltd.
4,000,000
1.606%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,993,868
Principal
Amount Long-Term Fixed Income (98.3%) Value
Asset-Backed Securities (16.7%) - continued
Galaxy XXIII CLO, Ltd.
$ 6,000,000
1.609%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
$ 5,997,894
Genesis Sales Finance Master
Trust
4,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
4,501,107
10,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
9,796,177
Goldentree Loan Management,
Ltd.
6,000,000
1.654%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
a,c
6,003,018
GoldenTree Loan Opportunities,
Ltd.
3,000,000
1.599%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,c
3,002,778
Goldman Home Improvement Trust
3,817,081
1.150%,  6/25/2051, Ser.
2021-GRN2, Class A
a
3,737,204
Invitation Homes Trust
7,048,435
1.206%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,c
7,041,670
Lendingpoint Asset Securitization
Trust
3,539,554
1.000%,  12/15/2028, Ser.
2021-A, Class A
a
3,526,760
4,324,728
1.110%,  2/15/2029, Ser.
2021-B, Class A
a
4,302,639
LHOME Mortgage Trust
6,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
5,898,895
Longfellow Place CLO, Ltd.
9,000,000
1.991%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
8,999,964
Madison Park Funding XI, Ltd.
3,500,000
1.709%,  (LIBOR 3M +
1.450%), 7/23/2029, Ser.
2013-11A, Class BR2
a,c
3,501,134
Madison Park Funding XXV, Ltd.
7,000,000
1.908%,  (LIBOR 3M +
1.650%), 4/25/2029, Ser.
2017-25A, Class A2R
a,c
7,014,567
Madison Park Funding, Ltd.
4,500,000
1.854%,  (LIBOR 3M +
1.600%), 1/20/2029, Ser.
2012-10A, Class BR3
a,c
4,502,646
Mercury Financial Credit Card
Master Trust
3,300,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
a
3,287,924
Mission Lane Credit Card Master
Trust
4,500,000
1.590%,  9/15/2026, Ser.
2021-A, Class A
a
4,449,025
MRA Issuance Trust
4,000,000
1.852%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
a,c
4,000,220

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
Asset-Backed Securities (16.7%) - continued
National Collegiate Trust
$ 908,981
0.403%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
$ 894,651
Navient Student Loan Trust
1,101,577
0.708%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,c
1,103,539
Nelnet Student Loan Trust
4,900,000
1.134%,  (LIBOR 1M +
1.030%), 2/22/2022, Ser.
2021-A, Class A2
a,c
4,919,801
New Hampshire Higher Education
Loan Corporation
3,828,112
1.308%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
c
3,948,553
Northstar Education Finance, Inc.
405,122
0.808%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,c
406,743
OCP CLO
4,000,000
1.791%,  (LIBOR 3M +
1.550%), 7/15/2030, Ser.
2017-13A, Class A2R
a,c
4,000,072
OHA Credit Funding 1, Ltd.
3,165,000
1.704%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
a,c
3,166,516
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,445,861
OSD CLO 2021-23, Ltd.
6,000,000
1.698%,  (LIBOR 3M +
1.520%), 4/17/2031, Ser.
2021-23A, Class B
a,c
5,993,652
OZLM VIII, Ltd.
4,000,000
1.891%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
4,000,840
Progress Residential Trust
3,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,993,275
ROC Securities Trust Series
4,200,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
4,124,473
SLM Student Loan Trust
2,434,486
0.508%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
c
2,383,687
Small Business Lending Trust
66,648
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
66,677
SoFi Consumer Loan Program
Trust
101,956
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
102,262
SoFi Professional Loan Program,
LLC
46,864
0.958%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,c
46,902
Principal
Amount Long-Term Fixed Income (98.3%) Value
Asset-Backed Securities (16.7%) - continued
Sound Point CLO XIV, Ltd.
$ 5,500,000
1.759%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
$ 5,500,248
Sound Point CLO XV, Ltd.
9,000,000
1.759%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
9,001,026
Stratus CLO 2020-1, Ltd.
6,000,000
1.491%,  (LIBOR 3M +
1.400%), 12/29/2029, Ser.
2021-1A, Class B
a,c
6,001,470
Toorak Mortgage Corporation, Ltd.
4,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
4,461,581
TRK Trust
6,843,683
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
6,740,275
Upstart Securitization Trust
411,389
2.322%,  4/22/2030, Ser.
2020-1, Class A
a
412,044
964,088
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
965,771
1,625,169
0.870%,  3/20/2031, Ser.
2021-1, Class A
a
1,617,856
3,828,208
0.910%,  6/20/2031, Ser.
2021-2, Class A
a
3,810,646
6,923,412
0.830%,  7/20/2031, Ser.
2021-3, Class A
a
6,877,296
VCAT Asset Securitization, LLC
2,982,959
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
2,967,281
Wind River CLO, Ltd.
5,000,000
1.854%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
5,001,300
Total 264,751,377
Basic Materials (1.7%)
Anglo American Capital plc
2,087,000 4.875%,  5/14/2025
a
2,252,536
DowDuPont, Inc.
2,000,000 4.205%,  11/15/2023 2,090,471
Ecolab, Inc.
1,500,000 1.650%,  2/1/2027 1,472,496
EI du Pont de Nemours &
Company
800,000 1.700%,  7/15/2025 795,380
Freeport-McMoRan, Inc.
3,700,000 4.550%,  11/14/2024 3,886,110
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,518,598
2,000,000 4.625%,  4/29/2024
a
2,113,398
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,072,679
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,333,223
Mosaic Company
750,000 3.250%,  11/15/2022 761,456
Nucor Corporation
950,000 2.000%,  6/1/2025 947,593
Southern Copper Corporation
3,250,000 3.875%,  4/23/2025 3,414,125

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
Basic Materials (1.7%) - continued
Steel Dynamics, Inc.
$ 925,000 2.400%,  6/15/2025 $ 932,518
Syngenta Finance NV
4,200,000 4.892%,  4/24/2025
a
4,453,600
Total 27,044,183
Capital Goods (1.5%)
Boeing Company
3,250,000 4.875%,  5/1/2025 3,497,703
2,500,000 2.196%,  2/4/2026 2,457,335
CNH Industrial Capital, LLC
1,180,000 1.950%,  7/2/2023 1,185,214
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 839,152
John Deere Capital Corporation
1,750,000 0.700%,  1/15/2026 1,678,766
Meritage Homes Corporation
3,000,000 6.000%,  6/1/2025 3,240,000
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,384,934
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,266,658
1,750,000 0.875%,  11/15/2025 1,667,070
Roper Technologies, Inc.
750,000 2.350%,  9/15/2024 758,435
825,000 1.000%,  9/15/2025 792,007
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,108,911
W.W. Grainger, Inc.
1,125,000 1.850%,  2/15/2025 1,127,188
Total 23,003,373
Collateralized Mortgage Obligations (17.3%)
Affirm Asset Securitization Trust
9,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
a
8,857,751
Banc of America Funding Trust
369,617
2.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
382,550
596,547
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 607,396
Bear Stearns Adjustable Rate
Mortgage Trust
97,686
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
99,905
Bellemeade Re, Ltd.
3,301,042
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
3,301,040
BRAVO Residential Funding Trust
6,858,076
0.800%,  (SOFR30A +
0.750%), 2/25/2022, Ser.
2021-HE2, Class A1
a,c
6,854,012
550,912
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
556,644
Business Jet Securities, LLC
2,232,896
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
2,245,642
Cascade Funding Mortgage Trust
3,419,989
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,c
3,418,467
Principal
Amount Long-Term Fixed Income (98.3%) Value
Collateralized Mortgage Obligations (17.3%) -
continued
$ 2,651,062
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
$ 2,640,988
5,357,373
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
5,340,615
3,458,267
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
3,399,707
1,559,273
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
1,589,313
Chase Mortgage Finance Trust
Series
1,456,663
2.322%,  7/25/2037, Ser.
2007-A2, Class 1M
c
1,440,750
CHNGE Mortgage Trust
6,000,000
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
5,983,696
CIM Trust
4,392,564
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
4,356,324
401,026
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
a,c
413,551
Citigroup Mortgage Loan Trust,
Inc.
825,607
2.500%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
823,333
COLT Mortgage Loan Trust
6,826,653
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
6,749,300
Countrywide Alternative Loan Trust
116,409
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 96,926
122,131
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 115,287
Credit Suisse Mortgage Capital
Certificates
6,125,800
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
6,067,476
Credit Suisse Mortgage Trust
3,950,692
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,c
3,937,885
Deephaven Residential Mortgage
Trust
7,000,000
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
6,985,982
6,823,817
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
6,744,773
Finance of America HECM Buyout
2021-HB1
3,792,981
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,c
3,785,780
Flagstar Mortgage Trust
2,358,169
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
2,357,434
Foundation Finance Trust
2,877,388
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
2,809,256
FWD Securitization Trust
1,491,153
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,c
1,495,566
GCAT Trust
6,527,527
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
6,449,658

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
Collateralized Mortgage Obligations (17.3%) -
continued
GCT Commercial Mortgage Trust
$ 2,500,000
1.356%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
$ 2,500,521
Genworth Mortgage Insurance
Corporation
5,000,000
2.158%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
a,c
4,999,998
GMAC Mortgage Corporation
Loan Trust
23,414
0.608%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
15,604
GS Mortgage-Backed Securities
Trust
1,722,538
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
1,762,739
291,804
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,c
293,622
726,541
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
727,562
GSAA Home Equity Trust
790,893
2.058%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
864,372
920,881
4.530%,  8/25/2034, Ser.
2004-10, Class M2
b
951,890
Homeward Opportunities Fund
Trust
5,476,303
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
5,514,663
J.P. Morgan Alternative Loan Trust
357,762
3.186%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
363,351
J.P. Morgan Mortgage Trust
184,455
2.825%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
159,374
Legacy Mortgage Asset Trust
1,391,162
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,b
1,392,660
LHOME Mortgage Trust
227,847
3.844%,  3/25/2024, Ser.
2019-RTL2, Class A1
a
228,254
4,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
4,082,265
4,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
a,c
3,985,551
Master Asset Securitization Trust
418,517
0.608%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
c
75,448
Mello Warehouse Securitization
Trust
5,600,000
1.008%,  (LIBOR 1M +
0.900%), 10/25/2053, Ser.
2020-1, Class A
a,c
5,596,862
5,000,000
1.008%,  (LIBOR 1M +
0.900%), 2/25/2055, Ser.
2021-1, Class B
a,c
4,986,645
Principal
Amount Long-Term Fixed Income (98.3%) Value
Collateralized Mortgage Obligations (17.3%) -
continued
Mortgage Equity Conversion Asset
Trust
$ 846,901
1.070%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
$ 831,040
853,846
1.050%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
837,062
MRA Issuance Trust
5,100,000
1.352%,  (LIBOR 1M +
1.250%), 2/15/2022, Ser.
2021-14, Class A1X
a,c
5,100,382
6,000,000
1.602%,  (LIBOR 1M +
1.500%), 3/8/2022, Ser. 2021-
NA1, Class A1X
a,c
5,999,982
7,500,000
1.852%,  (LIBOR 1M +
1.750%), 4/15/2022, Ser.
2021-EBO1, Class A2X
a,c
7,502,520
New York Mortgage Trust
4,500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
4,445,708
2,391,050
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,c
2,374,384
Oak Street Investment
2,547,102
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,490,788
Oaktown Re, Ltd.
4,682,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,c
4,681,999
Palisades Mortgage Loan Trust
5,700,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
5,621,264
Palmer Square Loan Funding, Ltd.
10,000,000
1.410%,  (LIBOR 3M +
1.250%), 5/20/2029, Ser.
2021-2A, Class A2
a,c
10,003,890
6,000,000
1.654%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
a,c
6,004,746
Preston Ridge Partners Mortgage
Trust, LLC
3,062,921
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
3,038,939
3,340,103
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
3,302,528
Pretium Mortgage Credit Partners,
LLC
4,804,952
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
4,742,335
2,099,740
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
2,074,346
RCO Mortgage, LLC
2,000,000
3.967%,  5/26/2026, Ser.
2021-1, Class A2
a,b
1,964,522
Silver Hill Trust
3,067,582
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,c
3,087,004
Starwood Mortgage Residential
Trust
3,000,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
2,952,477

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
Collateralized Mortgage Obligations (17.3%) -
continued
$ 411,380
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,c
$ 413,308
Terwin Mortgage Trust
1,445,006
1.608%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,448,089
Toorak Mortgage Corporation, Ltd.
1,440,590
4.535%,  3/25/2022, Ser.
2019-1, Class A1
a,b
1,443,256
1,560,561
3.721%,  9/25/2022, Ser.
2019-2, Class A1 1,563,609
7,000,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,b
6,998,170
Towd Point Asset Trust 2021-SL1
4,173,842
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
4,079,964
Tricon Residential Trust
4,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
4,640,992
TVC Mortgage Trust
5,450,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
5,458,843
Vericrest Opportunity Loan
Transferee
3,648,299
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
3,607,679
3,727,976
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
3,675,192
3,075,431
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
3,047,551
3,043,951
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
2,995,421
5,463,053
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
5,394,849
Verus Securitization Trust
2,446,661
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
2,409,908
Visio 2020-1R Trust
1,119,432
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
1,110,128
Wachovia Asset Securitization, Inc.
146,674
0.248%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,c,d
143,650
Wachovia Mortgage Loan Trust,
LLC
40,777
2.238%,  5/20/2036, Ser.
2006-A, Class 2A1
c
41,884
ZH Trust
3,920,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
a
3,870,771
6,850,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
a
6,740,839
Total 274,548,407
Commercial Mortgage-Backed Securities (0.9%)
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,899,244
Principal
Amount Long-Term Fixed Income (98.3%) Value
Commercial Mortgage-Backed Securities (0.9%)
- continued
GS Mortgage Securities Trust
$ 8,490,000
1.707%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
$ 8,477,975
Total 14,377,219
Communications Services (2.9%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,548,467
1,500,000 4.400%,  2/15/2026 1,605,279
1,000,000 1.450%,  9/15/2026 961,154
AT&T, Inc.
1,800,000 4.125%,  2/17/2026 1,928,321
Bell Canada
3,750,000 0.750%,  3/17/2024 3,677,075
British Sky Broadcasting Group
plc
2,000,000 3.750%,  9/16/2024
a
2,100,115
Charter Communications
Operating, LLC
2,125,000 4.500%,  2/1/2024 2,230,197
3,380,000 4.908%,  7/23/2025 3,647,248
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
531,668
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 1,029,121
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,066,762
Fox Corporation
1,060,000 3.050%,  4/7/2025 1,089,723
NBN Company, Ltd.
2,500,000 0.875%,  10/8/2024
a
2,437,400
2,000,000 1.450%,  5/5/2026
a
1,933,430
Netflix, Inc.
3,530,000 5.875%,  2/15/2025 3,883,000
Sprint Corporation
3,550,000 7.125%,  6/15/2024 3,869,500
1,500,000 7.625%,  2/15/2025 1,668,750
T-Mobile USA, Inc.
3,000,000 3.500%,  4/15/2025 3,113,141
VeriSign, Inc.
2,350,000 5.250%,  4/1/2025 2,558,140
ViacomCBS, Inc.
1,750,000 3.700%,  8/15/2024 1,824,393
1,600,000 4.750%,  5/15/2025 1,720,499
Walt Disney Company
1,335,000 1.750%,  1/13/2026 1,322,571
Total 45,745,954
Consumer Cyclical (5.1%)
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 507,895
American Honda Finance
Corporation
2,000,000 0.550%,  7/12/2024 1,947,222
1,070,000 1.200%,  7/8/2025 1,043,369
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
2,059,702
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 962,827

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
Consumer Cyclical (5.1%) - continued
Daimler Finance North America,
LLC
$ 1,125,000 1.750%,  3/10/2023
a
$ 1,131,304
1,000,000
0.985%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
1,006,465
2,000,000 0.750%,  3/1/2024
a
1,962,823
Daimler Trucks Finance North
America, LLC
4,000,000 1.625%,  12/13/2024
a
3,957,030
Expedia Group, Inc.
4,850,000 6.250%,  5/1/2025
a
5,411,012
Ford Motor Credit Company, LLC
1,000,000
1.391%,  (LIBOR 3M +
1.235%), 2/15/2023
c
997,527
2,160,000 3.370%,  11/17/2023 2,164,979
2,750,000 3.810%,  1/9/2024 2,780,938
1,000,000 2.300%,  2/10/2025 981,080
1,400,000 3.375%,  11/13/2025 1,401,568
General Motors Company
1,500,000 6.125%,  10/1/2025 1,691,113
General Motors Financial
Company, Inc.
2,750,000 1.050%,  3/8/2024 2,705,785
2,100,000 3.950%,  4/13/2024 2,184,075
1,580,000 2.900%,  2/26/2025 1,609,751
1,075,000 2.750%,  6/20/2025 1,088,581
2,000,000 2.350%,  2/26/2027 1,964,570
Harley-Davidson Financial
Services, Inc.
574,000 4.050%,  2/4/2022
a
574,112
Hyundai Capital America
1,600,000 0.800%,  1/8/2024
a
1,564,907
1,000,000 1.000%,  9/17/2024
a
971,576
1,360,000 1.800%,  10/15/2025
a
1,329,503
1,250,000 1.650%,  9/17/2026
a
1,201,779
Hyundai Capital Services, Inc.
2,000,000 3.000%,  3/6/2022
a
2,004,514
1,500,000 3.000%,  8/29/2022
a
1,514,353
1,250,000 1.250%,  2/8/2026
a
1,199,464
Kohl's Corporation
3,164,000 9.500%,  5/15/2025 3,522,598
Lennar Corporation
1,260,000 4.875%,  12/15/2023 1,320,921
700,000 5.875%,  11/15/2024 760,648
1,400,000 4.750%,  5/30/2025 1,497,510
Lowe's Companies, Inc.
3,250,000 4.000%,  4/15/2025 3,447,078
Marriott International, Inc.
1,350,000 3.600%,  4/15/2024 1,397,518
2,500,000 5.750%,  5/1/2025 2,768,690
800,000 3.750%,  10/1/2025 836,763
Nissan Motor Company, Ltd.
3,650,000 3.043%,  9/15/2023
a
3,709,261
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,509,875
Target Corporation
1,060,000 2.250%,  4/15/2025 1,073,115
Toll Brothers Finance Corporation
2,300,000 4.375%,  4/15/2023 2,346,000
Toyota Motor Credit Corporation
1,075,000 1.800%,  2/13/2025 1,076,280
1,125,000 0.800%,  10/16/2025 1,082,561
Principal
Amount Long-Term Fixed Income (98.3%) Value
Consumer Cyclical (5.1%) - continued
Volkswagen Group of America
Finance, LLC
$ 1,500,000 0.750%,  11/23/2022
a
$ 1,495,096
2,000,000 4.250%,  11/13/2023
a
2,088,013
Total 80,851,751
Consumer Non-Cyclical (5.4%)
AbbVie, Inc.
2,100,000 2.300%,  11/21/2022 2,121,475
2,000,000 3.850%,  6/15/2024 2,090,870
2,080,000 3.600%,  5/14/2025 2,176,740
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,695,339
Amgen, Inc.
1,680,000 1.900%,  2/21/2025 1,681,920
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,242,577
AstraZeneca plc
1,950,000 0.700%,  4/8/2026 1,853,243
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,889,573
Boston Scientific Corporation
2,100,000 3.450%,  3/1/2024 2,174,716
Bunge, Ltd. Finance Corporation
3,650,000 1.630%,  8/17/2025 3,580,299
Centene Corporation
3,000,000 4.250%,  12/15/2027 3,073,020
1,800,000 4.625%,  12/15/2029 1,871,676
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,026,160
Coca-Cola European Partners plc
2,250,000 0.800%,  5/3/2024
a
2,200,116
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,841,767
Constellation Brands, Inc.
1,500,000 3.200%,  2/15/2023 1,525,448
CVS Health Corporation
241,000 4.100%,  3/25/2025 255,853
Diageo Capital plc
800,000 1.375%,  9/29/2025 784,757
Gilead Sciences, Inc.
1,219,000 0.750%,  9/29/2023 1,205,568
HCA, Inc.
3,000,000 5.875%,  5/1/2023 3,123,750
2,750,000 5.875%,  2/15/2026 2,993,403
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,787,959
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,512,152
JBS Finance Luxembourg SARL
2,100,000 2.500%,  1/15/2027
a
2,037,021
Keurig Dr. Pepper, Inc.
3,000,000 0.750%,  3/15/2024 2,936,307
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,536,328
Mattel, Inc.
3,000,000 3.375%,  4/1/2026
a
2,987,250
McKesson Corporation
2,000,000 0.900%,  12/3/2025 1,904,525
Mondelez International Holdings
Netherlands BV
2,000,000 0.750%,  9/24/2024
a
1,941,245

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
Consumer Non-Cyclical (5.4%) - continued
Nestle Holdings, Inc.
$ 1,000,000 0.375%,  1/15/2024
a
$ 978,094
Newell Brands, Inc.
4,000,000 4.875%,  6/1/2025 4,199,480
Novartis Capital Corporation
2,400,000 1.750%,  2/14/2025 2,400,493
Pernod Ricard SA
1,915,000 4.250%,  7/15/2022
a
1,946,170
Philip Morris International, Inc.
1,650,000 0.875%,  5/1/2026 1,565,541
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,673,215
Stryker Corporation
4,000,000 3.500%,  3/15/2026 4,204,742
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,040,615
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026
a
2,506,416
Viatris, Inc.
800,000 1.650%,  6/22/2025 785,472
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,473,583
Total 85,824,878
Energy (5.4%)
BP Capital Markets America, Inc.
1,000,000 3.790%,  2/6/2024 1,043,067
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,590,382
Cenovus Energy, Inc.
4,400,000 5.375%,  7/15/2025 4,809,623
Cheniere Corpus Christi Holdings,
LLC
2,675,000 5.875%,  3/31/2025 2,920,216
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 4,088,880
Continental Resources, Inc.
2,100,000 4.500%,  4/15/2023 2,151,009
2,000,000 3.800%,  6/1/2024 2,051,280
1,500,000 2.268%,  11/15/2026
a
1,449,698
Coterra Energy, Inc.
3,500,000 4.375%,  6/1/2024
a
3,666,917
Devon Energy Corporation
3,150,000 5.250%,  9/15/2024 3,373,674
1,350,000 5.850%,  12/15/2025 1,521,562
Diamondback Energy, Inc.
1,050,000 2.875%,  12/1/2024 1,070,833
Energy Transfer, LP
3,285,000 4.200%,  9/15/2023 3,403,695
1,500,000 5.875%,  1/15/2024 1,600,573
1,050,000 2.900%,  5/15/2025 1,064,255
EOG Resources, Inc.
975,000 2.625%,  3/15/2023 987,226
Equinor ASA
1,075,000 2.875%,  4/6/2025 1,103,474
Exxon Mobil Corporation
1,400,000 2.992%,  3/19/2025 1,444,904
Hess Corporation
3,301,000 3.500%,  7/15/2024 3,410,649
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 3,225,998
MPLX, LP
500,000 3.500%,  12/1/2022 508,977
Principal
Amount Long-Term Fixed Income (98.3%) Value
Energy (5.4%) - continued
$ 1,500,000 4.875%,  6/1/2025 $ 1,611,081
1,300,000 1.750%,  3/1/2026 1,267,347
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,401,130
1,630,000 5.500%,  1/15/2026 1,787,688
Newfield Exploration Company
4,200,000 5.625%,  7/1/2024 4,527,748
Occidental Petroleum Corporation
3,500,000 5.875%,  9/1/2025 3,740,625
ONEOK Partners, LP
2,250,000 4.900%,  3/15/2025 2,415,959
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 1,018,810
Petroleos Mexicanos
595,000 2.378%,  4/15/2025 603,077
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,439,749
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,061,370
1,625,000 4.650%,  10/15/2025 1,745,480
Sabine Pass Liquefaction, LLC
1,231,000 5.625%,  3/1/2025 1,344,408
Schlumberger Finance Canada,
Ltd.
275,000 1.400%,  9/17/2025 269,962
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,552,478
Suncor Energy, Inc.
1,070,000 2.800%,  5/15/2023 1,087,053
Targa Resources Partners, LP
3,250,000 6.875%,  1/15/2029 3,554,687
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 778,600
Valero Energy Corporation
3,250,000 2.850%,  4/15/2025 3,316,872
Western Midstream Operating, LP
2,500,000 4.350%,  2/1/2025 2,524,350
Total 85,535,366
Financials (24.8%)
AerCap Ireland Capital DAC
1,000,000 3.300%,  1/23/2023 1,018,248
2,500,000 1.650%,  10/29/2024 2,455,287
1,800,000 1.750%,  1/30/2026 1,729,915
750,000 2.450%,  10/29/2026 737,341
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,625,000 3.150%,  2/15/2024 1,655,554
2,000,000 6.500%,  7/15/2025 2,241,034
Air Lease Corporation
1,000,000 0.700%,  2/15/2024 972,140
Aircastle, Ltd.
3,400,000 5.250%,  8/11/2025
a
3,675,322
Allstate Corporation
1,700,000 0.750%,  12/15/2025 1,624,280
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025 5,229,434
American International Group, Inc.
1,200,000 2.500%,  6/30/2025 1,219,086

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
Financials (24.8%) - continued
Ares Capital Corporation
$ 1,386,000 4.250%,  3/1/2025 $ 1,445,095
2,000,000 3.875%,  1/15/2026 2,061,094
1,200,000 2.150%,  7/15/2026 1,157,030
Athene Global Funding
1,400,000 1.200%,  10/13/2023
a
1,388,732
Australia and New Zealand
Banking Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,c
2,125,150
Aviation Capital Group, LLC
1,850,000 5.500%,  12/15/2024
a
1,991,292
2,500,000 4.875%,  10/1/2025
a
2,658,649
Avolon Holdings Funding, Ltd.
2,150,000 5.500%,  1/15/2026
a
2,335,850
1,500,000 2.125%,  2/21/2026
a
1,440,787
650,000 4.250%,  4/15/2026
a
674,528
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 0.875%,  9/18/2023 1,582,786
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
409,925
Banco Santander SA
800,000
1.358%,  (LIBOR 3M +
1.120%), 4/12/2023
c
807,371
2,000,000 0.701%,  6/30/2024
c
1,977,065
2,000,000 1.849%,  3/25/2026 1,948,479
Bank of America Corporation
1,500,000 2.816%,  7/21/2023
c
1,511,786
2,150,000 4.200%,  8/26/2024 2,269,252
2,450,000 0.810%,  10/24/2024
c
2,414,463
1,000,000 3.458%,  3/15/2025
c
1,031,437
2,750,000 0.976%,  4/22/2025
c
2,694,855
1,375,000 0.981%,  9/25/2025
c
1,338,636
2,100,000 2.456%,  10/22/2025
c
2,118,024
3,000,000 1.530%,  12/6/2025
c
2,949,690
1,475,000 1.319%,  6/19/2026
c
1,431,367
3,500,000 1.734%,  7/22/2027
c
3,394,637
Bank of Montreal
1,500,000 3.300%,  2/5/2024
e
1,550,681
3,000,000 0.625%,  7/9/2024 2,914,841
2,000,000 1.500%,  1/10/2025 1,980,306
Bank of New York Mellon
Corporation
1,100,000 1.600%,  4/24/2025 1,089,806
800,000 4.700%,  9/20/2025
c,f
843,000
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,127,241
Bank of Nova Scotia
1,065,000 4.900%,  6/4/2025
c,f
1,110,262
Barclays plc
2,000,000
1.535%,  (LIBOR 3M +
1.380%), 5/16/2024
c
2,026,703
2,000,000 4.375%,  9/11/2024 2,101,755
2,400,000 1.007%,  12/10/2024
c
2,358,428
2,000,000 2.279%,  11/24/2027
c
1,958,680
Blackstone Private Credit Fund
3,250,000 2.700%,  1/15/2025
a
3,216,245
BNP Paribas SA
3,100,000 6.625%,  3/25/2024
a,c,f
3,269,570
1,930,000 2.819%,  11/19/2025
a,c
1,954,434
2,200,000 1.323%,  1/13/2027
a,c
2,100,036
BPCE SA
1,050,000 2.375%,  1/14/2025
a
1,051,070
Principal
Amount Long-Term Fixed Income (98.3%) Value
Financials (24.8%) - continued
Canadian Imperial Bank of
Commerce
$ 2,125,000 2.250%,  1/28/2025 $ 2,142,043
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,559,952
2,500,000 1.343%,  12/6/2024
c
2,480,572
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
c,f
644,400
1,750,000 4.000%,  6/1/2026
c,f
1,728,878
Citigroup, Inc.
2,200,000 4.000%,  8/5/2024 2,306,105
3,500,000 0.776%,  10/30/2024
c
3,447,215
4,000,000 0.981%,  5/1/2025
c
3,915,456
1,000,000 4.000%,  12/10/2025
c,f
987,500
1,075,000 3.106%,  4/8/2026
c
1,102,398
1,850,000 1.122%,  1/28/2027
c
1,764,987
Comerica, Inc.
665,000 5.625%,  7/1/2025
c,f
715,673
Commerzbank AG
4,700,000 8.125%,  9/19/2023
a
5,105,283
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,c
1,822,831
Corporate Office Properties, LP
550,000 2.250%,  3/15/2026 547,788
Credit Agricole SA
2,500,000 6.875%,  9/23/2024
a,c,f
2,682,850
1,065,000 1.907%,  6/16/2026
a,c
1,050,972
1,250,000 1.247%,  1/26/2027
a,c
1,192,788
Credit Suisse Group AG
2,500,000 6.500%,  8/8/2023
a
2,667,300
810,000 7.500%,  12/11/2023
a,c,f
863,249
1,200,000 2.193%,  6/5/2026
a,c
1,185,331
2,400,000 1.305%,  2/2/2027
a,c
2,266,533
Danske Bank AS
1,085,000 1.171%,  12/8/2023
a,c
1,081,540
1,500,000 5.375%,  1/12/2024
a
1,595,185
2,000,000 0.976%,  9/10/2025
a,c
1,940,514
Deutsche Bank AG
1,800,000 3.700%,  5/30/2024 1,862,036
1,090,000 2.222%,  9/18/2024
c
1,094,215
4,300,000 4.500%,  4/1/2025 4,475,700
3,000,000 6.000%,  10/30/2025
c,f
3,022,500
1,450,000 2.129%,  11/24/2026
c
1,416,883
Discover Bank
1,250,000 2.450%,  9/12/2024 1,262,403
Equitable Financial Life Global
Funding
1,800,000 0.500%,  11/17/2023
a,e
1,768,385
2,500,000 0.800%,  8/12/2024
a
2,429,577
Fifth Third Bancorp
2,100,000 2.375%,  1/28/2025 2,124,435
First Horizon National Corporation
1,575,000 3.550%,  5/26/2023 1,609,342
First Republic Bank
1,060,000 1.912%,  2/12/2024
c
1,066,009
First-Citizens Bank & Trust
Company
3,850,000 5.250%,  3/7/2025 4,196,010
FNB Corporation
1,685,000 2.200%,  2/24/2023 1,697,000
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
1,953,081
3,000,000 3.400%,  1/15/2026 2,989,551

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
Financials (24.8%) - continued
GA Global Funding Trust
$ 1,800,000 1.625%,  1/15/2026
a
$ 1,747,503
Goldman Sachs Group, Inc.
2,300,000 0.627%,  11/17/2023
c
2,285,445
2,500,000 0.673%,  3/8/2024
c
2,478,451
2,500,000 0.925%,  10/21/2024
c
2,462,509
1,060,000 3.500%,  4/1/2025 1,100,558
2,085,000 3.272%,  9/29/2025
c
2,145,854
325,000 4.250%,  10/21/2025 347,282
2,550,000 0.855%,  2/12/2026
c
2,459,178
2,000,000 3.800%,  5/10/2026
c,f
1,923,580
HSBC Holdings plc
2,000,000 3.262%,  3/13/2023
c
2,004,801
1,500,000 6.250%,  3/23/2023
c,f
1,545,000
1,645,000 4.250%,  3/14/2024
e
1,718,078
2,500,000 1.162%,  11/22/2024
c
2,466,395
500,000 0.976%,  5/24/2025
c
488,186
1,575,000 1.645%,  4/18/2026
c
1,537,187
1,400,000 1.589%,  5/24/2027
c
1,341,987
ING Groep NV
500,000 4.625%,  1/6/2026
a
546,393
2,000,000 1.726%,  4/1/2027
c
1,943,561
J.P. Morgan Chase & Company
1,250,000
3.932%,  (LIBOR 3M +
3.800%), 2/1/2022
c,f
1,250,000
1,075,000 1.514%,  6/1/2024
c
1,075,472
1,900,000 3.875%,  9/10/2024 1,997,282
1,500,000
1.081%,  (LIBOR 3M +
0.850%), 1/10/2025
c
1,514,886
1,300,000 0.563%,  2/16/2025
c
1,267,265
3,500,000 0.969%,  6/23/2025
c
3,416,449
1,850,000 1.561%,  12/10/2025
c
1,821,707
1,200,000 2.005%,  3/13/2026
c
1,194,073
1,100,000 2.083%,  4/22/2026
c
1,093,993
2,000,000 3.650%,  6/1/2026
c,f
1,922,740
3,500,000 1.045%,  11/19/2026
c
3,339,345
1,275,000 1.040%,  2/4/2027
c
1,211,667
1,000,000 1.578%,  4/22/2027
c
967,434
KeyBank NA
1,750,000 0.423%,  1/3/2024
c
1,736,862
Kilroy Realty, LP
880,000 3.450%,  12/15/2024 906,537
2,881,000 4.375%,  10/1/2025 3,087,744
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,038,606
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
c
1,503,032
2,000,000 2.907%,  11/7/2023
c
2,022,637
1,500,000 0.695%,  5/11/2024
c
1,483,643
1,075,000 7.500%,  6/27/2024
c,f
1,166,569
350,000 4.582%,  12/10/2025 373,274
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
c,f
1,645,193
Macquarie Group, Ltd.
1,500,000
1.196%,  (LIBOR 3M +
1.020%), 11/28/2023
a,c
1,507,657
2,750,000 1.201%,  10/14/2025
a,c
2,685,277
MGM Growth Properties Operating
Partnership, LP
3,250,000 4.625%,  6/15/2025
a,e
3,396,250
Mitsubishi UFJ Financial Group,
Inc.
1,125,000 2.193%,  2/25/2025 1,129,931
4,000,000 0.953%,  7/19/2025
c
3,899,105
Principal
Amount Long-Term Fixed Income (98.3%) Value
Financials (24.8%) - continued
Mizuho Financial Group Cayman
3, Ltd.
$ 675,000 4.600%,  3/27/2024
a
$ 709,804
Mizuho Financial Group, Inc.
1,500,000 2.555%,  9/13/2025
c
1,517,174
Morgan Stanley
2,200,000 4.100%,  5/22/2023 2,271,953
900,000 0.560%,  11/10/2023
c
895,015
3,000,000 0.529%,  1/25/2024
c
2,974,512
1,500,000 0.731%,  4/5/2024
c
1,487,629
1,500,000 0.791%,  1/22/2025
c
1,469,592
750,000 2.720%,  7/22/2025
c
761,047
1,700,000 0.864%,  10/21/2025
c
1,647,627
2,500,000 1.164%,  10/21/2025
c
2,436,587
2,075,000 5.000%,  11/24/2025 2,274,147
1,500,000 0.985%,  12/10/2026
c
1,424,480
1,000,000 1.593%,  5/4/2027
c
965,507
National Bank of Canada
1,050,000 2.100%,  2/1/2023 1,060,914
2,500,000 0.750%,  8/6/2024 2,437,389
Nationwide Building Society
3,000,000 3.766%,  3/8/2024
a,c
3,065,520
NatWest Group plc
2,000,000
1.626%,  (LIBOR 3M +
1.470%), 5/15/2023
c
2,006,480
2,000,000 3.498%,  5/15/2023
c
2,011,904
2,500,000 4.269%,  3/22/2025
c
2,610,276
649,000 3.754%,  11/1/2029
c
666,896
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
a
1,056,888
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,137,055
1,500,000 2.329%,  1/22/2027 1,472,948
Nordea Bank ABP
3,300,000 1.500%,  9/30/2026
a
3,188,693
Omega Healthcare Investors, Inc.
650,000 4.950%,  4/1/2024 686,976
1,115,000 4.500%,  1/15/2025 1,178,869
1,630,000 5.250%,  1/15/2026 1,781,400
Owl Rock Capital Corporation
1,250,000 4.250%,  1/15/2026 1,290,734
1,500,000 3.400%,  7/15/2026 1,493,141
Owl Rock Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
2,085,999
1,250,000 3.750%,  6/17/2026
a
1,262,865
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,181,614
PNC Financial Services Group,
Inc.
2,500,000 3.400%,  9/15/2026
c,f
2,356,225
Principal Life Global Funding II
2,000,000 1.375%,  1/10/2025
a
1,969,320
1,600,000 0.875%,  1/12/2026
a
1,526,689
Realty Income Corporation
250,000 4.600%,  2/6/2024 262,970
4,000,000 4.625%,  11/1/2025 4,358,061
546,000 4.875%,  6/1/2026 604,745
Regency Centers, LP
2,955,000 3.750%,  6/15/2024 3,069,136
Regions Financial Corporation
1,075,000 2.250%,  5/18/2025 1,080,756

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
Financials (24.8%) - continued
Reinsurance Group of America,
Inc.
$ 2,000,000 4.700%,  9/15/2023 $ 2,096,940
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,017,839
400,000 3.450%,  6/2/2025 412,564
1,750,000 2.490%,  1/6/2028
c
1,723,079
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
c
1,038,609
Siemens
Financieringsmaatschappij NV
1,750,000 0.650%,  3/11/2024
a
1,717,237
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,823,606
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,222,351
2,000,000 2.226%,  1/21/2026
a,c
1,981,427
2,000,000 1.488%,  12/14/2026
a,c
1,905,839
Standard Chartered plc
1,000,000 3.950%,  1/11/2023
a
1,019,053
1,750,000 1.319%,  10/14/2023
a,c
1,746,933
1,500,000 0.991%,  1/12/2025
a,c
1,467,130
1,000,000 1.214%,  3/23/2025
a,c
980,423
2,000,000 1.822%,  11/23/2025
a,c
1,961,966
2,100,000 2.608%,  1/12/2028
a,c
2,071,621
State Street Corporation
1,585,000 2.354%,  11/1/2025
c
1,610,333
Sumitomo Mitsui Financial Group,
Inc.
2,300,000 2.448%,  9/27/2024 2,336,680
1,750,000 0.948%,  1/12/2026 1,671,530
2,400,000 2.174%,  1/14/2027 2,376,611
Sumitomo Mitsui Trust Bank, Ltd.
2,000,000 0.850%,  3/25/2024
a
1,963,801
Svenska Handelsbanken AB
2,500,000 0.550%,  6/11/2024
a
2,439,312
Synchrony Financial
250,000 2.850%,  7/25/2022 251,921
1,780,000 4.250%,  8/15/2024 1,861,401
3,500,000 4.500%,  7/23/2025 3,721,216
Synovus Bank
1,060,000 2.289%,  2/10/2023
c
1,060,215
Toronto-Dominion Bank
1,625,000 0.750%,  9/11/2025 1,555,857
Truist Financial Corporation
825,000 4.950%,  9/1/2025
c,f
873,197
U.S. Bank NA
2,200,000 2.050%,  1/21/2025 2,219,903
UBS AG
4,350,000 5.125%,  5/15/2024 4,604,693
UBS Group AG
1,625,000 1.008%,  7/30/2024
a,c
1,605,773
Wells Fargo & Company
1,500,000 3.750%,  1/24/2024 1,559,332
5,735,000 2.406%,  10/30/2025
c
5,767,434
Welltower, Inc.
3,000,000 3.625%,  3/15/2024 3,110,008
Westpac Banking Corporation
1,060,000 2.894%,  2/4/2030
c
1,062,792
Total 393,907,890
Principal
Amount Long-Term Fixed Income (98.3%) Value
Foreign Government (0.2%)
Province of Ontario Canada
$ 750,000 3.400%,  10/17/2023 $ 777,541
Sinopec Group Overseas
Development 2018, Ltd.
2,350,000 2.150%,  5/13/2025
a
2,354,009
Total 3,131,550
Mortgage-Backed Securities (<0.1%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
161,628
1.784%,  (LIBOR 12M +
1.482%), 1/1/2043
c
166,068
Total 166,068
Technology (3.1%)
Baidu, Inc.
1,020,000 3.075%,  4/7/2025 1,043,562
Broadcom Corporation
2,250,000 3.125%,  1/15/2025 2,319,455
Broadcom, Inc.
2,250,000 4.250%,  4/15/2026 2,403,823
Dell International, LLC
1,500,000 4.000%,  7/15/2024 1,568,716
3,000,000 5.850%,  7/15/2025 3,333,983
Fidelity National Information
Services, Inc.
1,800,000 0.600%,  3/1/2024 1,755,213
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,039,611
Global Payments, Inc.
1,075,000 3.750%,  6/1/2023 1,099,584
2,000,000 1.500%,  11/15/2024 1,971,313
875,000 2.650%,  2/15/2025 883,969
Intuit, Inc.
1,875,000 0.950%,  7/15/2025 1,816,758
Jabil, Inc.
500,000 1.700%,  4/15/2026 488,075
Marvell Technology, Inc.
1,000,000 4.200%,  6/22/2023 1,031,655
Microchip Technology, Inc.
2,000,000 0.983%,  9/1/2024
a
1,944,724
Micron Technology, Inc.
1,000,000 4.975%,  2/6/2026 1,090,471
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,605,000 2.700%,  5/1/2025
a
1,632,123
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,204,149
3,250,000 2.950%,  5/15/2025 3,318,897
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
1,006,103
1,000,000 2.679%,  7/19/2024
a
1,018,077
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,824,875
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,537,009
SK Hynix, Inc.
1,000,000 1.000%,  1/19/2024
a
979,880
Tencent Holdings, Ltd.
2,425,000 3.800%,  2/11/2025
a
2,541,546
1,025,000 1.810%,  1/26/2026
a,e
1,005,629

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
Technology (3.1%) - continued
VMware, Inc.
$ 2,000,000 0.600%,  8/15/2023 $ 1,972,398
650,000 1.400%,  8/15/2026 622,634
Western Digital Corporation
3,000,000 4.750%,  2/15/2026 3,148,245
Total 48,602,477
Transportation (2.1%)
Air Canada Pass Through Trust
656,742 3.875%,  3/15/2023
a
658,608
Air Lease Corporation
1,500,000 4.250%,  2/1/2024 1,563,195
2,500,000 0.800%,  8/18/2024 2,419,668
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,553,819
Avolon Holdings Funding, Ltd.
3,000,000 3.950%,  7/1/2024
a
3,101,455
Boeing Company
1,925,000 1.950%,  2/1/2024 1,932,776
British Airways plc
751,579 4.625%,  6/20/2024
a
777,931
Canadian Pacific Railway
Company
2,000,000 1.350%,  12/2/2024 1,973,547
Continental Airlines, Inc.
1,366,856 4.150%,  4/11/2024 1,404,894
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,239,723
2,850,000 4.500%,  10/20/2025
a
2,956,813
J.B. Hunt Transport Services, Inc.
1,200,000 3.300%,  8/15/2022 1,210,539
Mileage Plus Holdings, LLC
2,750,000 6.500%,  6/20/2027
a
2,921,875
Penske Truck Leasing Company,
LP
1,000,000 2.700%,  11/1/2024
a
1,017,616
1,000,000 3.950%,  3/10/2025
a
1,051,097
1,200,000 1.200%,  11/15/2025
a
1,152,109
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,021,230
Southwest Airlines Company
2,275,000 4.750%,  5/4/2023 2,361,689
1,650,000 5.250%,  5/4/2025 1,799,951
TTX Company
650,000 4.125%,  10/1/2023
a
676,911
Total 33,795,446
U.S. Government & Agencies (8.1%)
U.S. Treasury Notes
3,430,000 2.000%,  11/30/2022 3,466,042
5,600,000 0.125%,  1/31/2023 5,561,500
3,730,000 1.375%,  2/15/2023 3,751,855
25,500,000 0.125%,  4/30/2023 25,251,973
3,875,000 2.750%,  7/31/2023 3,974,297
54,000,000 0.125%,  8/31/2023 53,208,984
22,375,000 0.125%,  1/15/2024 21,921,382
1,500,000 2.500%,  1/31/2024 1,539,023
6,500,000 0.250%,  6/15/2024 6,344,863
2,750,000 2.125%,  7/31/2024 2,807,471
Total 127,827,390
Principal
Amount Long-Term Fixed Income (98.3%) Value
Utilities (3.1%)
AES Corporation
$ 2,750,000 3.300%,  7/15/2025
a
$ 2,802,525
Alexander Funding Trust
3,500,000 1.841%,  11/15/2023
a
3,484,755
Ameren Corporation
750,000 2.500%,  9/15/2024 761,239
American Electric Power
Company, Inc.
1,250,000 2.031%,  3/15/2024 1,251,249
1,425,000 1.000%,  11/1/2025 1,372,629
Berkshire Hathaway Energy
Company
1,925,000 4.050%,  4/15/2025 2,052,753
CenterPoint Energy Resources
Corporation
2,000,000 0.700%,  3/2/2023 1,985,569
CenterPoint Energy, Inc.
1,850,000 3.850%,  2/1/2024 1,922,528
1,250,000 1.450%,  6/1/2026 1,212,150
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,280,222
DTE Energy Company
1,500,000 2.529%,  10/1/2024 1,521,240
Duke Energy Corporation
1,000,000 3.250%,  1/15/2082
c
935,198
1,085,000 0.900%,  9/15/2025 1,038,712
Edison International
1,580,000 2.950%,  3/15/2023 1,596,439
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,080,169
Exelon Corporation
1,250,000 3.497%,  6/1/2022 1,256,265
Florida Power & Light Company
1,350,000 2.850%,  4/1/2025 1,387,580
Georgia Power Company
1,050,000 2.100%,  7/30/2023 1,058,379
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,517,925
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,602,660
National Rural Utilities Cooperative
Finance Corporation
850,000 4.750%,  4/30/2043
c
856,199
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,f
1,271,875
1,080,000 0.950%,  8/15/2025 1,033,232
OGE Energy Corporation
2,000,000 0.703%,  5/26/2023 1,978,641
Pacific Gas and Electric Company
3,000,000 3.150%,  1/1/2026 3,009,746
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 2,039,115
Southern California Edison
Company
2,000,000 1.100%,  4/1/2024 1,973,231
Southern Company
1,500,000 2.950%,  7/1/2023 1,528,227
1,100,000 4.000%,  1/15/2051
c
1,108,261
1,250,000 3.750%,  9/15/2051
c
1,219,838

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
Utilities (3.1%) - continued
WEC Energy Group, Inc.
$ 1,360,000 0.550%,  9/15/2023 $ 1,337,799
Total 49,476,350
Total Long-Term Fixed Income
(cost $1,571,054,986) 1,558,589,679
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
3,352,930 Thrivent Cash Management Trust 3,352,930
Total Collateral Held for
Securities Loaned
(cost $3,352,930) 3,352,930
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 6.669%
c
1,453,680
Total 1,453,680
Total Preferred Stock
(cost $1,490,400) 1,453,680
Shares or
Principal
Amount Short-Term Investments ( 1.4% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.049%, 2/9/2022
g
100,000
8,770,000 0.020%, 2/11/2022
g
8,769,951
600,000 0.030%, 2/15/2022
g,h
599,995
100,000 0.045%, 3/11/2022
g,h
99,989
100,000 0.045%, 3/15/2022
g,h
99,988
300,000 0.040%, 3/16/2022
g,h
299,964
100,000 0.100%, 3/25/2022
g,h
99,986
100,000 0.127%, 4/18/2022
g,h
99,960
U.S. Treasury Bills
11,500,000 0.028%, 2/8/2022
g
11,499,930
Total Short-Term Investments
(cost $21,669,816) 21,669,763
Total Investments (cost
$1,597,568,132) 100.0% $1,585,066,052
Other Assets and Liabilities, Net
<0.1% 340,564
Total Net Assets 100.0% $1,585,406,616
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $758,359,509 or
47.8% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2022.
c Denotes variable rate securities. The rate shown is as
of January 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of January 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 3,268,145
Total lending $3,268,145
Gross amount payable upon return of
collateral for securities loaned $3,352,930
Net amounts due to counterparty $84,785
Definitions:
CLO - Collateralized Loan Obligation
HECM - Home Equity Conversion Mortgage
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 264,751,377 – 264,751,377 –
Basic Materials 27,044,183 – 27,044,183 –
Capital Goods 23,003,373 – 23,003,373 –
Collateralized Mortgage Obligations 274,548,407 – 274,548,407 –
Commercial Mortgage-Backed Securities 14,377,219 – 14,377,219 –
Communications Services 44,025,455 – 44,025,455 –
Consumer Cyclical 82,572,250 – 82,572,250 –
Consumer Non-Cyclical 85,824,878 – 85,824,878 –
Energy 85,535,366 – 85,535,366 –
Financials 393,907,890 – 393,907,890 –
Foreign Government 3,131,550 – 3,131,550 –
Mortgage-Backed Securities 166,068 – 166,068 –
Technology 48,602,477 – 48,602,477 –
Transportation 33,795,446 – 33,795,446 –
U.S. Government & Agencies 127,827,390 – 127,827,390 –
Utilities 49,476,350 – 49,476,350 –
Preferred Stock
Financials 1,453,680 1,453,680 – –
Short-Term Investments 21,669,763 – 21,669,763 –
Subtotal Investments in Securities $1,581,713,122 $1,453,680 $1,580,259,442 $–
Other Investments  * Total
Collateral Held for Securities Loaned 3,352,930
Subtotal Other Investments $3,352,930
Total Investments at Value $1,585,066,052
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,365,956 2,365,956 – –
Total Asset Derivatives $2,365,956 $2,365,956 $– $–
Liability Derivatives
Futures Contracts 1,414,169 1,414,169 – –
Total Liability Derivatives $1,414,169 $1,414,169 $– $–

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling
$1,299,882 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 295 March 2022 $ 38,289,108 ( $ 538,327)
CBOT U.S. Long Bond 108 March 2022 17,035,284 (227,784)
Ultra 10-Yr. U.S. Treasury Note 290 March 2022 42,068,216 (648,058)
Total Futures Long Contracts $ 97,392,608 ( $ 1,414,169)
CBOT 2-Yr. U.S. Treasury Note (1,512) March 2022 ( $ 329,096,971) $ 1,512,720
CBOT 5-Yr. U.S. Treasury Note (650) March 2022 (78,335,270) 853,236
Total Futures Short Contracts ( $ 407,432,241) $2,365,956
Total Futures Contracts ( $ 310,039,633) $951,787
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $40,971 $92,876 $133,847 $– – –%
Total Affiliated Short-Term Investments 40,971 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,365 7,054 6,066 3,353 3,353 0.2
Total Collateral Held for Securities Loaned 2,365 3,353 0.2
Total Value $43,336 $3,353
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $29 $(29) $– $4
Total Income/Non Income Cash from Affiliated Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 1
Total Affiliated Income from Securities Loaned, Net $1
Total $29 $(29) $0

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.2% ) Value
Communications Services (12.5%)
4,047 Activision Blizzard, Inc. $ 319,754
12,260 AT&T, Inc. 312,630
2,421 Auto Trader Group plc
a
21,938
5,276 BCE, Inc. 275,598
203 Charter Communications, Inc.
b
120,448
1,484 Comcast Corporation 74,185
8,720 Deutsche Telekom AG 164,624
1,760 Electronic Arts, Inc. 233,482
1,482 Elisa Oyj 87,055
13,000 HKT Trust and HKT, Ltd. 17,740
3,500 KDDI Corporation 111,821
100 Nintendo Company, Ltd. 49,004
14,100 Nippon Telegraph and Telephone
Corporation 403,510
11,200 SKY Perfect JSAT Holdings, Inc. 42,153
39,000 SoftBank Corporation 488,899
215 Swisscom AG 122,889
13,732 TELUS Corporation 323,112
149 T-Mobile US, Inc.
b
16,117
11,527 Verizon Communications, Inc. 613,582
Total 3,798,541
Consumer Discretionary (5.9%)
926 ARB Corporation, Ltd. 30,511
12,000 Cafe de Coral Holdings, Ltd. 20,375
739 Domino's Pizza Enterprises, Ltd. 54,511
4,105 Domino's Pizza Group plc 21,521
4,343 Europris ASA
a
32,438
321 Ferrari NV 73,981
476 HelloFresh SE
b
31,692
51 Hermes International 76,572
401 Home Depot, Inc. 147,159
1,500 KOMEDA Holdings Company, Ltd. 27,766
339 La Francaise des Jeux SAEM
a
14,036
1,815 McDonald's Corporation 470,902
1,000 McDonald's Holdings Company
(Japan), Ltd. 43,670
600 Ohsho Food Service Corporation 30,967
516 O'Reilly Automotive, Inc.
b
336,303
1,185 Target Corporation 261,210
1,700 T-Gaia Corporation 24,664
1,900 USS Company, Ltd. 31,009
614 Yum! Brands, Inc. 76,854
Total 1,806,141
Consumer Staples (13.7%)
4,845 Axfood AB 123,419
623 Church & Dwight Company, Inc. 63,951
5,176 Coca-Cola Company 315,788
6,841 Colgate-Palmolive Company 564,040
504 Costco Wholesale Corporation 254,586
3,148 General Mills, Inc. 216,205
407 Greggs plc 14,761
365 Hershey Company 71,931
326 Interparfums SA 24,770
9,600 Japan Tobacco, Inc. 191,663
1,400 Kao Corporation 69,960
825 Kellogg Company 51,975
4,308 Koninklijke Ahold Delhaize NV 139,684
7,109 Kroger Company 309,881
16 Lindt & Spruengli AG 185,686
45 L'Oreal SA 19,221
489 Monster Beverage Corporation
b
42,406
1,293 Nestle SA 166,976
1,951 PepsiCo, Inc. 338,538
Shares Common Stock (96.2%) Value
Consumer Staples (13.7%) - continued
1,299 Philip Morris International, Inc. $ 133,602
3,165 Procter & Gamble Company 507,824
2,483 Walmart, Inc. 347,148
Total 4,154,015
Energy (1.1%)
20,900 Nippon Gas Company, Ltd. 292,478
1,741 Washington H. Soul Pattinson and
Company, Ltd. 33,800
Total 326,278
Financials (6.6%)
317 Aon plc 87,631
135 Arthur J. Gallagher & Company 21,322
716 Berkshire Hathaway, Inc.
b
224,122
660 CME Group, Inc. 151,470
311 FactSet Research Systems, Inc. 131,208
99 Home Capital Group, Inc.
b
2,805
136 Intact Financial Corporation 18,427
1,285 Intercontinental Exchange, Inc. 162,758
2,144 Laurentian Bank of Canada 74,618
40 MarketAxess Holdings, Inc. 13,779
1,414 Marsh & McLennan Companies,
Inc. 217,247
10,500 Matsui Securities Company, Ltd. 73,432
5,400 Mitsubishi HC Capital, Inc. 27,889
2,371 Mizrahi Tefahot Bank, Ltd. 91,657
449 Moody's Corporation 154,007
417 Nasdaq, Inc. 74,731
379 S&P Global, Inc. 157,368
192 T. Rowe Price Group, Inc. 29,651
656 Topdanmark AS 37,519
10,921 Tryg AS 258,782
Total 2,010,423
Health Care (17.8%)
2,099 Abbott Laboratories 267,539
926 Agilent Technologies, Inc. 129,010
680 Amgen, Inc. 154,455
347 Amplifon SPA 14,750
2,600 Astellas Pharma, Inc. 41,966
2,764 Baxter International, Inc. 236,156
701 Becton, Dickinson and Company 178,152
699 Bristol-Myers Squibb Company 45,358
2,800 Chugai Pharmaceutical Company,
Ltd. 90,943
282 Coloplast AS 41,009
1,051 Danaher Corporation 300,365
1,268 Dechra Pharmaceuticals plc 71,222
457 DiaSorin SPA 70,451
307 Eli Lilly and Company 75,335
618 Eurofins Scientific SE 62,049
81 Genmab AS
b
27,583
7,158 Gilead Sciences, Inc. 491,611
356 Incyte Corporation
b
26,461
3,496 Johnson & Johnson 602,326
67 Masimo Corporation
b
14,731
2,299 Medtronic plc 237,924
872 Novartis AG 75,768
2,743 Novo Nordisk AS 272,842
2,667 QIAGEN NV
b
131,835
720 Regeneron Pharmaceuticals, Inc.
b
438,185
721 Roche Holding AG 279,027
100 Siegfried Holding AG 80,962
105 Sonova Holding AG 37,405

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.2%) Value
Health Care (17.8%) - continued
610 Tecan Group AG $ 296,590
274 UnitedHealth Group, Inc. 129,484
1,593 Vertex Pharmaceuticals, Inc.
b
387,179
494 Vitrolife AB 20,314
331 Zoetis, Inc. 66,130
Total 5,395,117
Industrials (7.1%)
409 3M Company 67,902
508 DSV AS 103,216
403 Geberit AG 273,811
209 IDEX Corporation 45,027
7,500 Kamigumi Company, Ltd. 144,926
23,700 Kandenko Company, Ltd. 176,342
297 Kuehne & Nagel International AG 83,869
343 Linde plc 109,307
8,400 Nikkon Holdings Company, Ltd. 158,239
322 Republic Services, Inc. 41,106
5,300 SHO-BOND Holdings Company,
Ltd. 232,089
900 Sumitomo Corporation 13,910
2,500 Takasago Thermal Engineering
Company, Ltd. 41,797
310 Union Pacific Corporation 75,810
1,135 Verisk Analytics, Inc. 222,608
2,452 Waste Management, Inc. 368,879
Total 2,158,838
Information Technology (18.7%)
1,627 Accenture plc 575,275
735 Adobe, Inc.
b
392,710
670 Apple, Inc. 117,103
1,054 Automatic Data Processing, Inc. 217,303
302 Broadcom, Inc. 176,936
1,392 CGI, Inc.
b
118,848
5,914 Cisco Systems, Inc. 329,232
89 Constellation Software, Inc. 153,288
16,700 Elecom Company, Ltd. 202,125
404 Genpact , Ltd. 20,099
200 ITOCHU Techno-Solutions
Corporation 5,456
2,313 Jack Henry & Associates, Inc. 388,144
2,312 Keysight Technologies, Inc.
b
390,312
891 Logitech International SA 74,870
460 Mastercard , Inc. 177,735
975 Microsoft Corporation 303,205
340 Motorola Solutions, Inc. 78,860
5,900 Oracle Corporation Japan 441,265
678 Paychex, Inc. 79,841
291 Synopsys, Inc.
b
90,355
1,464 Texas Instruments, Inc. 262,773
1,421 Thomson Reuters Corporation 152,547
806 Tyler Technologies, Inc.
b
381,883
200 VeriSign, Inc.
b
43,436
2,086 Visa, Inc. 471,791
152 Zoom Video Communications,
Inc.
b
23,451
Total 5,668,843
Materials (3.4%)
1,765 Franco-Nevada Corporation 233,492
13 Givaudan SA 53,858
228 IMCD NV 39,220
287 Koninklijke DSM NV 53,801
186 Newmont Corporation 11,377
Shares Common Stock (96.2%) Value
Materials (3.4%) - continued
1,100 Nippon Steel Trading Corporation $ 49,651
4,928 Symrise AG 588,890
Total 1,030,289
Real Estate (2.3%)
104 Bachem Holding AG 62,037
15,800 Link REIT 135,651
754 National Storage Affiliates Trust 46,416
194 PSP Swiss Property AG 23,524
1,183 Public Storage, Inc. 424,141
Total 691,769
Utilities (7.1%)
7,961 Consolidated Edison, Inc. 688,228
406 DTE Energy Company 48,895
2,600 Entergy Corporation 290,602
68,000 HK Electric Investments, Ltd. 67,677
31,700 Hong Kong and China Gas
Company, Ltd. 48,858
563 NextEra Energy, Inc. 43,982
12,860 NiSource, Inc. 375,255
4,125 Sempra Energy 569,910
2,000 Tokyo Gas Company, Ltd. 40,383
Total 2,173,790
Total Common Stock
(cost $25,680,555) 29,214,044
Shares Short-Term Investments ( 3.3% ) Value
Thrivent Core Short-Term Reserve
Fund
99,134 0.210% 991,337
Total Short-Term Investments
(cost $991,336) 991,337
Total Investments (cost
$26,671,891) 99.5% $30,205,381
Other Assets and Liabilities, Net
0.5% 147,040
Total Net Assets 100.0% $30,352,421
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $68,412 or 0.2%
of total net assets.
b Non-income producing security.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,798,541 1,690,198 2,108,343 –
Consumer Discretionary 1,806,141 1,292,428 513,713 –
Consumer Staples 4,154,015 3,217,875 936,140 –
Energy 326,278 – 326,278 –
Financials 2,010,423 1,425,294 585,129 –
Health Care 5,395,117 3,780,401 1,614,716 –
Industrials 2,158,838 930,639 1,228,199 –
Information Technology 5,668,843 4,520,444 1,148,399 –
Materials 1,030,289 244,869 785,420 –
Real Estate 691,769 470,557 221,212 –
Utilities 2,173,790 2,016,872 156,918 –
Subtotal Investments in Securities $29,214,044 $19,589,577 $9,624,467 $–
Other Investments  * Total
Affiliated Short-Term Investments 991,337
Subtotal Other Investments $991,337
Total Investments at Value $30,205,381
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 36,714 36,714 – –
Total Liability Derivatives $36,714 $36,714 $– $–
The following table presents Low Volatility Equity Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling $65,015 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex MSCI World Index 8 March 2022 $ 767,914 ( $ 36,714)
Total Futures Long Contracts $ 767,914 ( $ 36,714)
Total Futures Contracts $ 767,914 ($36,714)

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $903 $2,509 $2,421 $991 99 3.3%
Total Affiliated Short-Term Investments 903 991 3.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 428 428 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $903 $991
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $– $– $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95.1% ) Value
Communications Services (3.4%)
2,163 Match Group, Inc.
a
$ 243,770
2,326 Zillow Group, Inc.
a
115,974
3,802 ZoomInfo Technologies, Inc.
a
200,974
Total 560,718
Consumer Discretionary (12.7%)
1,654 Aptiv plc
a
225,903
915 Burlington Stores, Inc.
a
216,791
2,146 Caesars Entertainment, Inc.
a
163,396
1,459 Chegg , Inc.
a
38,620
2,275 Chewy, Inc.
a
108,313
158 Chipotle Mexican Grill, Inc.
a
234,722
1,378 Five Below, Inc.
a
225,992
497 Lithia Motors, Inc. 145,189
37 NVR, Inc.
a
197,107
1,249 Planet Fitness, Inc.
a
110,711
523 Ulta Beauty, Inc.
a
190,236
2,879 Wyndham Hotels & Resorts, Inc. 241,692
Total 2,098,672
Consumer Staples (1.5%)
3,765 Lamb Weston Holdings, Inc. 241,751
Total 241,751
Financials (7.8%)
1,161 Arthur J. Gallagher & Company 183,368
856 Kinsale Capital Group, Inc. 171,474
547 MSCI, Inc. 293,258
991 Signature Bank 301,888
2,055 Tradeweb Markets, Inc. 174,203
1,691 Western Alliance Bancorp 167,730
Total 1,291,921
Health Care (16.5%)
664 Adaptive Biotechnologies
Corporation
a
11,580
6,551 Agilon Health, Inc.
a
108,616
538 Argenx SE ADR
a
144,862
850 Ascendis Pharma AS ADR
a
103,394
7,053 Avantor , Inc.
a
263,288
582 Bio- Techne Corporation 219,071
2,604 Centene Corporation
a
202,487
532 Charles River Laboratories
International, Inc.
a
175,432
519 Cooper Companies, Inc. 206,718
610 DexCom , Inc.
a
262,593
3,688 GoodRx Holdings, Inc.
a,b
88,549
1,510 Guardant Health, Inc.
a
105,020
1,286 Immunocore Holdings plc ADR
a,b
29,025
1,041 Insulet Corporation
a
258,168
511 Nevro Corporation
a
33,573
719 Repligen Corporation
a
142,606
705 Sarepta Therapeutics, Inc.
a
50,457
502 Veeva Systems, Inc.
a
118,743
981 Zoetis, Inc. 195,994
Total 2,720,176
Industrials (20.7%)
1,738 ASGN, Inc.
a
199,644
1,045 Carlisle Companies, Inc. 233,495
1,634 Chart Industries, Inc.
a
199,135
7,271 Driven Brands Holdings, Inc.
a
205,406
711 Generac Holdings, Inc.
a
200,772
8,774 Howmet Aerospace, Inc. 272,784
Shares Common Stock (95.1%) Value
Industrials (20.7%) - continued
641 IDEX Corporation $ 138,097
1,324 Middleby Corporation
a
245,205
457 Old Dominion Freight Line, Inc. 137,982
2,016 Regal Rexnord Corporation 319,496
3,391 TransUnion 349,680
1,612 Trex Company, Inc.
a
147,450
871 United Rentals, Inc.
a
278,824
2,131 Vicor Corporation
a
201,017
7,876 WillScot Mobile Mini Holdings
Corporation
a
291,727
Total 3,420,714
Information Technology (25.7%)
3,247 Amphenol Corporation 258,429
2,817 AppLovin Corporation
a
181,471
1,160 Arista Networks, Inc.
a
144,200
2,734 Bandwidth, Inc.
a
171,176
1,521 Bill.com Holdings, Inc.
a
286,267
3,288 Cognex Corporation 218,520
1,233 Coupa Software, Inc.
a
165,555
1,050 DocuSign, Inc.
a
132,059
380 EPAM Systems, Inc.
a
180,933
1,962 Five9, Inc.
a
246,623
388 HubSpot , Inc.
a
189,654
212 Lam Research Corporation 125,063
957 MKS Instruments, Inc. 148,651
816 Monolithic Power Systems, Inc. 328,791
1,089 Okta , Inc.
a
215,502
602 Palo Alto Networks, Inc.
a
311,475
733 Paycom Software, Inc.
a
245,775
1,366 PTC, Inc.
a
158,811
2,564 Sprout Social, Inc.
a
176,531
4,091 STMicroelectronics NV ADR
b
192,032
528 Synopsys, Inc.
a
163,944
Total 4,241,462
Materials (3.5%)
1,591 AptarGroup, Inc. 186,624
686 Martin Marietta Materials, Inc. 266,937
613 Quaker Chemical Corporation 128,221
Total 581,782
Real Estate (3.3%)
779 Camden Property Trust 124,710
2,179 CBRE Group, Inc.
a
220,820
578 SBA Communications Corporation 188,104
Total 533,634
Total Common Stock
(cost $14,795,715) 15,690,830
Shares
Collateral Held for Securities
Loaned ( 2.6% ) Value
435,820 Thrivent Cash Management Trust 435,820
Total Collateral Held for
Securities Loaned
(cost $435,820) 435,820
Shares
Registered Investment
Companies ( 1.3% ) Value
Unaffiliated  (1.3%)
941 SPDR S&P Biotech ETF
b
87,918

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (1.3%) Value
Unaffiliated  (1.3%)- continued
1,222 SPDR S&P Oil & Gas Exploration
ETF
b
$ 130,265
Total 218,183
Total Registered Investment
Companies (cost $214,443) 218,183
Shares Short-Term Investments ( 3.0% ) Value
Thrivent Core Short-Term Reserve
Fund
49,405 0.210% 494,048
Total Short-Term Investments
(cost $494,048) 494,048
Total Investments (cost
$15,940,026) 102.0% $16,838,881
Other Assets and Liabilities, Net
(2.0%) (334,657)
Total Net Assets 100.0% $16,504,224
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of January 31, 2022:
Securities Lending Transactions
Common Stock $ 445,001
Total lending $445,001
Gross amount payable upon return of
collateral for securities loaned $435,820
Net amounts due to counterparty $(9,181)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 560,718 560,718 – –
Consumer Discretionary 2,098,672 2,098,672 – –
Consumer Staples 241,751 241,751 – –
Financials 1,291,921 1,291,921 – –
Health Care 2,720,176 2,720,176 – –
Industrials 3,420,714 3,420,714 – –
Information Technology 4,241,462 4,241,462 – –
Materials 581,782 581,782 – –
Real Estate 533,634 533,634 – –
Registered Investment Companies
Unaffiliated 218,183 218,183 – –
Subtotal Investments in Securities $15,909,013 $15,909,013 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 494,048
Collateral Held for Securities Loaned 435,820
Subtotal Other Investments $929,868
Total Investments at Value $16,838,881
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $539 $1,462 $1,507 $494 49 3.0%
Total Affiliated Short-Term Investments 539 494 3.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   466 1,745 1,775 436 436 2.6
Total Collateral Held for Securities Loaned 466 436 2.6
Total Value $1,005 $930
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $– $– $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $0

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95.0% ) Value
Communications Services (1.0%)
1,227,316 DISH Network Corporation
a
$ 38,537,722
Total 38,537,722
Consumer Discretionary (13.0%)
376,414 Aptiv plc
a
51,410,624
497,322 Caesars Entertainment, Inc.
a
37,866,097
51,914 Chipotle Mexican Grill, Inc.
a
77,122,400
285,320 Expedia Group, Inc.
a
52,296,303
1,151,251 Harley-Davidson, Inc. 39,798,747
226,047 Lululemon Athletica, Inc.
a
75,445,447
20,039 NVR, Inc.
a
106,752,162
91,394 RH
a
36,815,331
Total 477,507,111
Consumer Staples (3.4%)
1,439,065 Hain Celestial Group, Inc.
a
52,569,044
1,106,028 Lamb Weston Holdings, Inc. 71,018,058
Total 123,587,102
Energy (3.5%)
1,690,936 Devon Energy Corporation 85,510,634
538,822 Valero Energy Corporation 44,706,061
Total 130,216,695
Financials (15.0%)
1,623,045 Ally Financial, Inc. 77,451,707
1,809,611 Arch Capital Group, Ltd.
a
83,821,182
1,124,180 Assured Guaranty, Ltd. 59,907,552
1,819,128 Equitable Holdings, Inc. 61,195,466
363,163 Kinsale Capital Group, Inc. 72,748,812
1,818,030 Radian Group, Inc. 40,705,692
692,101 Western Alliance Bancorp 68,649,498
1,262,515 Zions Bancorporation NA 85,623,767
Total 550,103,676
Health Care (9.7%)
74,481 Align Technology, Inc.
a
36,865,116
383,891 Biohaven Pharmaceutical Holding
Company, Ltd.
a
51,007,597
123,016 Bio-Techne Corporation 46,304,453
501,321 Edwards Lifesciences Corporation
a
54,744,253
233,445 Insulet Corporation
a
57,894,360
1,164,752 NuVasive, Inc.
a
60,578,751
524,544 Syneos Health, Inc.
a
47,502,705
Total 354,897,235
Industrials (17.0%)
603,385 Advanced Drainage Systems, Inc. 68,236,810
2,851,118 Dun & Bradstreet Holdings, Inc.
a
57,193,427
1,697,650 Howmet Aerospace, Inc. 52,779,939
267,597 Old Dominion Freight Line, Inc. 80,795,562
704,342 Quanta Services, Inc. 72,350,010
424,011 Regal Rexnord Corporation 67,197,263
1,107,073 Southwest Airlines Company
a
49,552,588
933,318 Timken Company 62,345,642
361,258 United Rentals, Inc.
a
115,645,911
Total 626,097,152
Information Technology (14.2%)
637,701 Alliance Data Systems Corporation 44,026,877
175,238 ANSYS, Inc.
a
59,582,672
548,778 AppLovin Corporation
a,b
35,352,279
344,795 Bill.com Holdings, Inc.
a
64,893,867
1,164,107 Calix, Inc.
a
58,531,300
Shares Common Stock (95.0%) Value
Information Technology (14.2%) - continued
960,166 Ciena Corporation
a
$ 63,668,608
1,759,580 Dropbox, Inc.
a
43,549,605
237,400 NICE, Ltd. ADR
a
60,788,644
1,619,783 Sonos, Inc.
a
40,850,927
676,898 Trimble, Inc.
a
48,844,960
Total 520,089,739
Materials (6.1%)
475,082 Ashland Global Holdings, Inc. 45,626,875
649,691 Ball Corporation 63,084,996
369,300 PPG Industries, Inc. 57,684,660
1,072,098 Steel Dynamics, Inc. 59,522,881
Total 225,919,412
Real Estate (6.9%)
326,908 Alexandria Real Estate Equities,
Inc. 63,694,755
476,560 Camden Property Trust 76,292,490
332,113 Digital Realty Trust, Inc. 49,561,223
1,080,754 Duke Realty Corporation 62,445,966
Total 251,994,434
Utilities (5.2%)
1,071,615 Alliant Energy Corporation 64,146,874
2,204,367 CenterPoint Energy, Inc. 62,515,848
568,241 Entergy Corporation 63,512,297
Total 190,175,019
Total Common Stock
(cost $2,551,963,063) 3,489,125,297
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
24,333,525 Thrivent Cash Management Trust 24,333,525
Total Collateral Held for
Securities Loaned
(cost $24,333,525) 24,333,525
Shares Short-Term Investments ( 5.6% ) Value
Thrivent Core Short-Term Reserve
Fund
20,613,700 0.210% 206,137,001
Total Short-Term Investments
(cost $206,108,863) 206,137,001
Total Investments (cost
$2,782,405,451) 101.3% $3,719,595,823
Other Assets and Liabilities, Net
(1.3%) (48,633,462)
Total Net Assets 100.0% $3,670,962,361
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of January 31, 2022:
Securities Lending Transactions
Common Stock $ 25,181,778
Total lending $25,181,778
Gross amount payable upon return of
collateral for securities loaned $24,333,525
Net amounts due to counterparty $(848,253)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 38,537,722 38,537,722 – –
Consumer Discretionary 477,507,111 477,507,111 – –
Consumer Staples 123,587,102 123,587,102 – –
Energy 130,216,695 130,216,695 – –
Financials 550,103,676 550,103,676 – –
Health Care 354,897,235 354,897,235 – –
Industrials 626,097,152 626,097,152 – –
Information Technology 520,089,739 520,089,739 – –
Materials 225,919,412 225,919,412 – –
Real Estate 251,994,434 251,994,434 – –
Utilities 190,175,019 190,175,019 – –
Subtotal Investments in Securities $3,489,125,297 $3,489,125,297 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 206,137,001
Collateral Held for Securities Loaned 24,333,525
Subtotal Other Investments $230,470,526
Total Investments at Value $3,719,595,823
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $189,178 $200,359 $183,400 $206,137 20,614 5.6%
Total Affiliated Short-Term Investments 189,178 206,137 5.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   20,280 89,379 85,325 24,334 24,334 0.7
Total Collateral Held for Securities Loaned 20,280 24,334 0.7
Total Value $209,458 $230,471
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $– $– $– $84
Total Income/Non Income Cash from Affiliated Investments $84
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 14 19
Total Affiliated Income from Securities Loaned, Net $19
Total $– $– $14

Mid Cap Value Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94.2% ) Value
Communications Services (3.6%)
4,281 Discovery, Inc., Class A
a,b
$ 119,483
11,623 Imax Corporation 200,497
2,800 Interpublic Group of Companies,
Inc. 99,512
4,911 Playtika Holding Corporation
b
83,634
Total 503,126
Consumer Discretionary (11.4%)
825 Aptiv plc
b
112,678
3,883 Cedar Fair, LP
b
193,102
2,392 Dollar Tree, Inc.
b
313,878
2,068 eBay, Inc. 124,225
1,227 Lear Corporation 205,302
922 Mohawk Industries, Inc.
b
145,556
1,359 Polaris, Inc. 153,010
5,654 Tapestry, Inc. 214,569
1,552 Wyndham Hotels & Resorts, Inc. 130,290
Total 1,592,610
Consumer Staples (5.5%)
3,225 Albertsons Companies, Inc. 90,784
4,856 Hain Celestial Group, Inc.
b
177,390
4,495 Lamb Weston Holdings, Inc. 288,624
2,724 Sysco Corporation 212,880
Total 769,678
Energy (4.9%)
4,420 Enterprise Products Partners, LP 104,489
6,814 Helmerich & Payne, Inc. 195,562
2,165 Marathon Petroleum Corporation 155,338
1,073 Pioneer Natural Resources
Company 234,869
Total 690,258
Financials (19.7%)
1,103 Capital One Financial Corporation 161,843
2,128 Cboe Global Markets, Inc. 252,232
2,667 Comerica, Inc. 247,444
8,767 Eastern Bankshares , Inc. 186,650
3,997 Enterprise Financial Services
Corporation 198,011
5,669 Equitable Holdings, Inc. 190,705
3,659 Hartford Financial Services Group,
Inc. 262,972
1,647 M&T Bank Corporation 278,969
1,825 Raymond James Financial, Inc. 193,213
2,924 Selective Insurance Group, Inc. 230,704
3,598 Voya Financial, Inc. 244,520
3,018 Wintrust Financial Corporation 295,975
Total 2,743,238
Health Care (7.6%)
2,842 Acadia Healthcare Company, Inc.
b
149,631
3,337 Cardinal Health, Inc. 172,089
3,412 Centene Corporation
b
265,317
2,554 NuVasive , Inc.
b
132,833
1,926 Syneos Health, Inc.
b
174,419
1,392 Zimmer Biomet Holdings, Inc. 171,244
Total 1,065,533
Industrials (14.2%)
1,865 AGCO Corporation 218,578
5,556 Barnes Group, Inc. 250,964
1,108 Carlisle Companies, Inc. 247,572
Shares Common Stock (94.2%) Value
Industrials (14.2%) - continued
3,856 Crane Company $ 399,135
1,009 JB Hunt Transport Services, Inc. 194,273
680 Lincoln Electric Holdings, Inc. 86,931
6,368 Meritor, Inc.
b
146,782
1,495 Robert Half International, Inc. 169,324
5,855 Southwest Airlines Company
b
262,070
Total 1,975,629
Information Technology (10.0%)
1,864 Fidelity National Information
Services, Inc. 223,531
2,162 Jabil, Inc. 132,941
3,536 Juniper Networks, Inc. 123,124
9,758 Knowles Corporation
b
206,967
6,756 NCR Corporation
b
257,133
2,807 ON Semiconductor Corporation
b
165,613
1,683 PTC, Inc.
b
195,666
1,750 Western Digital Corporation
b
90,545
Total 1,395,520
Materials (7.3%)
8,288 Axalta Coating Systems, Ltd.
b
245,407
4,969 Berry Plastics Group, Inc.
b
335,010
2,270 CF Industries Holdings, Inc. 156,335
2,871 LyondellBasell Industries NV 277,712
Total 1,014,464
Real Estate (6.2%)
964 Camden Property Trust 154,327
1,880 CBRE Group, Inc.
b
190,519
3,355 Highwoods Properties, Inc. 144,668
9,987 Host Hotels & Resorts, Inc.
b
173,174
8,537 Kimco Realty Corporation 207,108
Total 869,796
Utilities (3.8%)
1,999 Alliant Energy Corporation 119,660
7,041 CenterPoint Energy, Inc. 199,683
3,203 Evergy , Inc. 208,067
Total 527,410
Total Common Stock
(cost $10,795,272) 13,147,262
Shares
Registered Investment
Companies ( 0.9% ) Value
Unaffiliated  (0.9%)
2,873 Fidelity US Utilities ETF 128,653
Total 128,653
Total Registered Investment
Companies (cost $113,699) 128,653
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
110,805 Thrivent Cash Management Trust 110,805
Total Collateral Held for
Securities Loaned
(cost $110,805) 110,805

Mid Cap Value Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 4.0% ) Value
Thrivent Core Short-Term Reserve
Fund
55,216 0.210% $ 552,156
Total Short-Term Investments
(cost $552,156) 552,156
Total Investments (cost
$11,571,932) 99.9% $13,938,876
Other Assets and Liabilities, Net
0.1% 15,967
Total Net Assets 100.0% $13,954,843
a All or a portion of the security is on loan.
b Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Fund as of January 31, 2022:
Securities Lending Transactions
Common Stock $ 111,640
Total lending $111,640
Gross amount payable upon return of
collateral for securities loaned $110,805
Net amounts due to counterparty $(835)
Definitions:
ETF - Exchange Traded Fund
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 503,126 503,126 – –
Consumer Discretionary 1,592,610 1,592,610 – –
Consumer Staples 769,678 769,678 – –
Energy 690,258 690,258 – –
Financials 2,743,238 2,743,238 – –
Health Care 1,065,533 1,065,533 – –
Industrials 1,975,629 1,975,629 – –
Information Technology 1,395,520 1,395,520 – –
Materials 1,014,464 1,014,464 – –
Real Estate 869,796 869,796 – –
Utilities 527,410 527,410 – –
Registered Investment Companies
Unaffiliated 128,653 128,653 – –
Subtotal Investments in Securities $13,275,915 $13,275,915 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 552,156
Collateral Held for Securities Loaned 110,805
Subtotal Other Investments $662,961
Total Investments at Value $13,938,876
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $192 $1,761 $1,401 $552 55 4.0%
Total Affiliated Short-Term Investments 192 552 4.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   215 223 327 111 111 0.8
Total Collateral Held for Securities Loaned 215 111 0.8
Total Value $407 $663
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $– $– $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Cash Management Trust- Collateral Investment   – – 0 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $0

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.3% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 545,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
$ 545,000
Hexion, Inc., Term Loan
225,945
3.720%,  (LIBOR 3M +
3.500%), 7/1/2026
b
225,944
INEOS US Petrochem, LLC, Term
Loan
402,975
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
401,843
Innophos Holdings, Inc., Term
Loan
221,062
3.855%,  (LIBOR 1M +
3.750%), 2/7/2027
b
220,141
Momentive Performance Materials
USA, LLC, Term Loan
219,375
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
219,193
Nouryon USA, LLC, Term Loan
468,632
3.105%,  (LIBOR 1M +
3.000%), 10/1/2025
b
465,235
Pixelle Specialty Solutions, LLC,
Term Loan
394,764
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
392,510
Sparta US HoldCo, LLC, Term
Loan
80,000
4.250%,  (LIBOR 1M +
3.500%), 8/2/2028
b
79,900
Venator Finance SARL, Term Loan
291,951
3.105%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
286,842
Total 2,836,608
Capital Goods (0.3%)
Bingo Industries, Ltd., Term Loan
199,500
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b
199,001
BW Holding, Inc., Delayed Draw
87,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
86,928
BW Holding, Inc., Term Loan
330,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b
329,726
Flex Acquisition Company, Inc.,
Term Loan
450,291
3.214%,  (LIBOR 3M +
3.000%), 6/29/2025
b
447,629
320,955
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
320,275
Gemini HDPE, LLC, Term Loan
349,328
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
348,601
GFL Environmental, Inc., Term
Loan
366,300
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
366,351
Graham Packaging Company,
Inc., Term Loan
377,150
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
375,736
Grinding Media, Inc., Term Loan
553,613
4.750%,  (LIBOR 3M +
4.000%), 10/12/2028
b
553,269
Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.3%) - continued
Groupe Solmax, Inc., Term Loan
$ 480,218
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
$ 481,121
HRNI Holdings, LLC, Term Loan
267,000
5.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b
267,668
Hyperion Materials &
Technologies, Inc., Term Loan
337,500
5.000%,  (LIBOR 1M +
4.500%), 8/30/2028
b
338,597
LABL, Inc., Term Loan
132,500
5.500%,  (LIBOR 3M +
5.000%), 10/29/2028
b,d,e
133,204
LRS Holdings, LLC, Term Loan
267,000
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
267,000
LTR Intermediate Holdings, Inc.,
Term Loan
273,000
5.500%,  (LIBOR 2M +
4.500%), 5/7/2028
b,c,d,e
273,000
Mauser Packaging Solutions
Holding Company, Term Loan
322,404
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
319,128
Pactiv Evergreen Group Holdings,
Inc., Term Loan
163,350
3.355%,  (LIBOR 1M +
3.250%), 2/5/2026
b
162,099
Quikrete Holdings Inc., Term Loan
325,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
324,041
RLG Holdings, LLC, Term Loan
294,494
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
294,494
TransDigm, Inc., Term Loan
788,900
2.355%,  (LIBOR 1M +
2.250%), 12/9/2025
b
780,175
TricorBraun Holdings, Inc., Term
Loan
477,745
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
474,387
Trident TPI Holdings, Inc., Delayed
Draw
42,457
4.201%,  (LIBOR 2M +
4.000%), 9/17/2028
b,d,e
42,487
Trident TPI Holdings, Inc., Term
Loan
294,262
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b
294,471
Venga Finance SARL, Term Loan
268,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
260,713
Vertiv Group Corporation, Term
Loan
1,301,850
2.852%,  (LIBOR 1M +
2.750%), 3/2/2027
b
1,294,612
Waterlogic USA Holdings, Inc.,
Term Loan
299,250
4.974%,  (LIBOR 3M +
4.750%), 8/12/2028
b
299,250
Total 9,333,963

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%)
Allen Media, LLC, Term Loan
$ 268,641
5.724%,  (LIBOR 3M +
5.500%), 2/10/2027
b
$ 267,633
Altice France SA, Term Loan
185,737
3.500%,  (LIBOR 3M +
2.750%), 7/31/2025
b
183,230
Cablevision Lightpath, LLC, Term
Loan
360,437
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
359,176
CCI Buyer, Inc., Term Loan
99,250
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
99,374
CommScope, Inc., Term Loan
422,024
3.355%,  (LIBOR 1M +
3.250%), 4/4/2026
b
414,288
DIRECTV Financing, LLC, Term
Loan
601,163
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
601,541
E.W. Scripps Company, Term Loan
308,487
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
308,102
Entercom Media Corporation, Term
Loan
281,786
2.609%,  (LIBOR 1M +
2.500%), 11/17/2024
b
277,770
iHeartCommunications, Inc., Term
Loan
235,670
3.105%,  (LIBOR 1M +
3.000%), 5/1/2026
b
234,324
Metronet Systems Holdings, LLC,
Term Loan
488,526
4.500%,  (LIBOR 1M +
4.000%), 6/2/2028
b
486,572
NEP Group, Inc., Term Loan
325,196
3.355%,  (LIBOR 1M +
3.250%), 10/20/2025
b
317,970
40,000
7.105%,  (LIBOR 1M +
7.000%), 10/19/2026
b
38,986
Nexstar Media, Inc., Term Loan
507,431
2.602%,  (LIBOR 1M +
2.500%), 9/19/2026
b
505,529
ORBCOMM, Inc., Term Loan
289,275
5.000%,  (LIBOR 1M +
4.250%), 9/1/2028
b
289,515
Peraton Corporation, Term Loan
496,250
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
495,421
Sharp Midco, LLC, Term Loan
108,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
107,865
Terrier Media Buyer, Inc., Term
Loan
495,000
3.605%,  (LIBOR 1M +
3.500%), 12/17/2026
b
491,149
Univision Communications, Inc.,
Term Loan
270,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,d,e
269,495
Voyage Australia, Pty. Ltd., Term
Loan
284,288
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
283,756
Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%) - continued
Xplornet Communications, Inc.,
Term Loan
$ 289,275
4.500%,  (LIBOR 1M +
4.000%), 10/1/2028
b
$ 288,598
260,000
7.500%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
260,650
Total 6,580,944
Consumer Cyclical (0.2%)
ACProducts Holdings, Inc., Term
Loan
184,075
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
182,891
AI Aqua Merger Sub, Inc., Delayed
Draw
36,875
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
36,917
AI Aqua Merger Sub, Inc., Term
Loan
295,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
295,333
American Trailer World
Corporation, Term Loan
333,325
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
331,138
Caesars Resort Collection, LLC,
Term Loan
243,766
3.605%,  (LIBOR 1M +
3.500%), 7/20/2025
b
243,461
Carnival Corporation, Term Loan
267,960
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
264,993
Cengage Learning, Inc., Term
Loan
538,650
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
539,873
CP Atlas Buyer, Inc., Term Loan
322,584
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
321,132
Golden Entertainment, Inc., Term
Loan
611,585
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
609,867
Great Canadian Gaming
Corporation, Term Loan
180,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
180,090
Michaels Companies, Inc., Term
Loan
522,375
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
514,539
Penn National Gaming, Inc., Term
Loan
217,029
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
216,667
Scientific Games International,
Inc., Term Loan
1,190,797
2.855%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,186,855
Secure Acquisition, Inc., Delayed
Draw
42,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
41,948

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.2%) - continued
Secure Acquisition, Inc., Term
Loan
$ 284,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
$ 283,645
Staples, Inc., Term Loan
128,375
4.632%,  (LIBOR 3M +
4.500%), 9/12/2024
b
125,808
225,730
5.132%,  (LIBOR 3M +
5.000%), 4/12/2026
b
215,150
Tenneco, Inc., Term Loan
357,819
3.105%,  (LIBOR 1M +
3.000%), 10/1/2025
b
353,404
Truck Hero, Inc., Term Loan
89,325
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
89,041
Wyndham Hotels & Resorts, Inc.,
Term Loan
237,038
1.855%,  (LIBOR 1M +
1.750%), 5/30/2025
b
234,741
Total 6,267,493
Consumer Non-Cyclical (0.2%)
Adient US, LLC, Term Loan
139,300
3.605%,  (LIBOR 1M +
3.500%), 4/8/2028
b
139,214
Alltech, Inc., Term Loan
253,000
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
253,000
Bausch Health Americas, Inc.,
Term Loan
506,864
3.105%,  (LIBOR 1M +
3.000%), 6/1/2025
b
502,642
Bausch Health Companies, Inc.,
Term Loan
386,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
382,742
Bellring Brands, LLC, Term Loan
307,988
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
307,769
Blue Ribbon, LLC, Term Loan
363,063
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
360,340
Chobani, LLC, Term Loan
187,625
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
187,860
City Brewing Company, LLC, Term
Loan
521,475
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
495,401
CNT Holdings I Corporation, Term
Loan
243,162
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
243,012
70,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
70,262
Endo Luxembourg Finance
Company I SARL, Term Loan
575,650
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
559,658
Gainwell Acquisition Corporation,
Term Loan
664,962
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
665,169
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Global Medical Response, Inc.,
Term Loan
$ 100,803
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
$ 100,550
1,326,650
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
1,325,827
Herens US Holdco Corporation,
Term Loan
502,475
4.750%,  (LIBOR 2M +
4.000%), 7/2/2028
b
501,927
Mamba Purchaser, Inc., Term Loan
50,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
50,125
Packaging Coordinators Midco,
Inc., Term Loan
266,329
4.500%,  (LIBOR 3M +
3.750%), 11/30/2027
b
266,052
Petco Health & Wellness
Company, Inc., Term Loan
421,813
4.000%,  (LIBOR 3M +
3.250%), 3/4/2028
b
421,188
PetSmart, LLC, Term Loan
597,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
595,693
Precision Medicine Group, LLC,
Delayed Draw
49,615
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
49,383
Precision Medicine Group, LLC,
Term Loan
376,581
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
374,815
Total 7,852,629
Energy (<0.1%)
Calpine Corporation, Term Loan
465,300
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
461,601
Energizer Holdings, Inc., Term
Loan
128,700
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
128,257
GIP II Blue Holding LP, Term Loan
507,728
5.500%,  (LIBOR 3M +
4.500%), 9/29/2028
b
507,220
Total 1,097,078
Financials (0.1%)
Asurion, LLC, Term Loan
811,800
3.355%,  (LIBOR 1M +
3.250%), 12/23/2026
b
805,712
215,000
5.355%,  (LIBOR 1M +
5.250%), 2/3/2028
b
215,178
425,000
5.355%,  (LIBOR 1M +
5.250%), 1/15/2029
b
425,268
Digicel International Finance, Ltd.,
Term Loan
406,007
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
395,654
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
164,000
0.000%,  (SOFRRATE +
7.000%), 1/24/2030
b,c,d,e
161,950

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Financials (0.1%) - continued
Tiger Acquisition, LLC, Term Loan
$ 179,100
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
$ 177,117
Tronox Finance, LLC, Term Loan
218,561
2.454%,  (LIBOR 1M +
2.250%), 3/11/2028
b
217,117
Total 2,397,996
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
419,479
3.799%,  (LIBOR 1M +
3.500%), 8/21/2026
b
413,292
Crown Subsea Communications
Holding, Inc., Term Loan
428,733
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
431,057
Gogo Intermediate Holdings, LLC,
Term Loan
457,700
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
457,224
Gridiron Fiber Corporation, Term
Loan
200,000
5.250%,  (LIBOR 3M +
4.500%), 10/4/2028
b
197,312
Lummus Technology Holdings V,
LLC, Term Loan
859,733
3.605%,  (LIBOR 1M +
3.500%), 6/30/2027
b
855,976
Prime Security Services Borrower,
LLC, Term Loan
1,121,525
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,117,633
Rackspace Technology Global,
Inc., Term Loan
724,525
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
716,975
Redstone Holdco 2 LP, Term Loan
261,564
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
242,209
149,516
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
132,620
SS&C Technologies, Inc., Term
Loan
37,898
1.855%,  (LIBOR 1M +
1.750%), 4/16/2025
b
37,424
26,455
1.855%,  (LIBOR 1M +
1.750%), 4/16/2025
b
26,124
Verscend Holding Corporation,
Term Loan
164,175
4.105%,  (LIBOR 1M +
4.000%), 8/27/2025
b
164,011
Zayo Group Holdings, Inc., Term
Loan
780,822
3.105%,  (LIBOR 1M +
3.000%), 3/9/2027
b
769,235
Total 5,561,092
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
875,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
906,964
Principal
Amount Bank Loans (1.3%)
a
Value
Transportation (0.1%) - continued
Air Canada, Term Loan
$ 189,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
$ 189,393
Genesee & Wyoming, Inc., Term
Loan
447,037
2.224%,  (LIBOR 3M +
2.000%), 12/30/2026
b
444,445
Hertz Corporation, Term Loan
144,275
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
144,185
27,327
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
27,310
Mileage Plus Holdings, LLC, Term
Loan
245,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
258,352
SkyMiles IP, Ltd., Term Loan
320,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
337,642
United Airlines, Inc., Term Loan
272,938
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
272,823
Total 2,581,114
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
77,245
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
77,534
CQP Holdco LP, Term Loan
646,750
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
645,579
EnergySolutions, LLC, Term Loan
224,648
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
223,736
Exgen Renewables IV, LLC, Term
Loan
165,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
164,691
Osmose Utilities Services, Inc.,
Term Loan
114,712
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
113,996
PG&E Corporation, Term Loan
267,376
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
262,029
Total 1,487,565
Total Bank Loans
(cost $45,942,000) 45,996,482
Shares
Registered Investment
Companies ( 41.8% ) Value
Unaffiliated  (1.0%)
1,124 Direxion Daily S&P 500 135,723
3,285 Invesco QQQ Trust Series 1 1,192,619
10,464 ProShares Ultra S&P 500
f
684,659
3,483 ProShares UltraPro QQQ 215,354
120,850 SPDR Blackstone Senior Loan ETF
f
5,509,551
49,793 SPDR Bloomberg Short Term High
Yield Bond ETF 1,332,959
44,598 SPDR S&P 500 ETF Trust 20,065,086
11,409 SPDR S&P Biotech ETF
f
1,065,943

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (41.8%) Value
Unaffiliated  (1.0%)- continued
11,031 SPDR S&P Oil & Gas Exploration
ETF
f
$ 1,175,905
40,000 Vanguard Short-Term Corporate
Bond ETF
f
3,211,600
Total 34,589,399
Affiliated  (40.8%)
7,473,542 Thrivent Core Emerging Markets
Debt Fund 69,503,945
2,038,038 Thrivent Core Emerging Markets
Equity Fund 21,684,721
1,103,910 Thrivent Core International Equity
Fund 11,403,392
7,337,935 Thrivent Core Low Volatility Equity
Fund 93,265,155
2,693,542 Thrivent Global Stock Fund, Class
S 74,207,076
9,316,431 Thrivent High Yield Fund, Class S 42,296,595
14,455,228 Thrivent Income Fund, Class S 133,999,967
14,692,445 Thrivent International Allocation
Fund, Class S 156,327,613
16,410,206 Thrivent Large Cap Growth Fund,
Class S 303,424,704
10,286,827 Thrivent Large Cap Value Fund,
Class S 290,808,591
5,543,862 Thrivent Limited Maturity Bond
Fund, Class S 69,187,392
4,877,409 Thrivent Mid Cap Stock Fund,
Class S 169,636,279
1,455,480 Thrivent Small Cap Stock Fund,
Class S 44,246,601
Total 1,479,992,031
Total Registered Investment
Companies (cost $1,064,057,436) 1,514,581,430
Shares Common Stock ( 23.2% ) Value
Communications Services (1.4%)
3,584 Alphabet, Inc., Class A
g
9,698,555
1,968 Alphabet, Inc., Class C
g
5,341,093
50,120 Altice USA, Inc.
g
722,730
8,469 AMC Networks, Inc.
f,g
361,033
246,245 AT&T, Inc. 6,279,247
5,893 Cars.com, Inc.
g
91,813
122,899 Comcast Corporation 6,143,721
34,854 Discovery, Inc., Class A
f,g
972,775
5,405 Discovery, Inc., Class C
f,g
147,827
3,583 DISH Network Corporation
g
112,506
1,778 E.W. Scripps Company
g
36,449
11,092 Electronic Arts, Inc. 1,471,465
8,983 Fox Corporation, Class A 364,800
2,584 Gray Television, Inc. 53,876
2,275 Hemisphere Media Group, Inc.
g
14,765
739 Liberty Global plc, Class A
g
20,042
4,822 Lions Gate Entertainment
Corporation, Class B
g
70,305
6,983 Live Nation Entertainment, Inc.
g
764,708
27,503 Lumen Technologies, Inc. 339,937
20,341 Match Group, Inc.
g
2,292,431
1,364 MediaAlpha, Inc.
g
20,255
15,391 Meta Platforms, Inc.
g
4,821,385
2,503 Nexstar Broadcasting Group, Inc. 413,946
9,424 Omnicom Group, Inc. 710,193
30,195 QuinStreet, Inc.
g
485,837
Shares Common Stock (23.2%) Value
Communications Services (1.4%) - continued
6,527 RingCentral, Inc.
g
$ 1,151,950
3,909 Telephone & Data Systems, Inc. 77,398
21,321 Twitter, Inc.
g
799,751
477 United States Cellular Corporation
g
14,606
27,643 Upwork, Inc.
g
751,890
80,374 Verizon Communications, Inc. 4,278,308
1,031 ViacomCBS, Inc. 34,487
772 Walt Disney Company
g
110,373
618 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,g
10,815
13,692 Zillow Group, Inc.
g
682,683
21,899 ZoomInfo Technologies, Inc.
g
1,157,581
Total 50,821,536
Consumer Discretionary (2.6%)
697 Adient plc
g
29,253
2,779 Amazon.com, Inc.
g
8,313,295
12,572 American Axle & Manufacturing
Holdings, Inc.
g
102,336
23,039 Aptiv plc
g
3,146,667
854 AutoZone, Inc.
g
1,696,343
18,709 Bally's Corporation
g
668,660
3,496 BJ's Restaurants, Inc.
g
105,195
417 Booking Holdings, Inc.
g
1,024,206
6,561 Brinker International, Inc.
g
217,891
1,078 Brunswick Corporation 97,872
5,414 Burlington Stores, Inc.
g
1,282,739
14,045 Caesars Entertainment, Inc.
g
1,069,386
1,889 Carvana Company
g
306,131
10,117 Cedar Fair, LP
g
503,118
1,225 Cheesecake Factory, Inc.
g
43,708
8,548 Chegg, Inc.
g
226,266
13,184 Chewy, Inc.
f,g
627,690
19,140 Chico's FAS, Inc.
g
90,149
1,546 Chipotle Mexican Grill, Inc.
g
2,296,707
9,198 Choice Hotels International, Inc. 1,318,993
236 Churchill Downs, Inc. 49,631
5,514 Cimpress plc
g
370,651
18,726 Clarus Corporation 421,897
53,842 Cooper-Standard Holdings, Inc.
g
1,108,607
1,306 Cracker Barrel Old Country Store,
Inc. 155,597
9,779 Culp, Inc. 88,500
11,799 D.R. Horton, Inc. 1,052,707
2,882 Dana, Inc. 62,424
3,359 Darden Restaurants, Inc. 469,823
1,666 Deckers Outdoor Corporation
g
533,503
4,072 Denny's Corporation
g
63,116
98 Dollar General Corporation 20,431
2,283 Dorman Products, Inc.
g
213,757
63,940 Duluth Holdings, Inc.
g
964,215
15,250 Emerald Holding, Inc.
g
49,715
148,876 Everi Holdings, Inc.
g
2,943,279
877 Expedia Group, Inc.
g
160,745
13,228 Five Below, Inc.
g
2,169,392
5,037 Foot Locker, Inc. 225,053
34,818 Gap, Inc. 629,161
2,319 Garmin, Ltd. 288,530
37,506 Gentex Corporation 1,177,688
879 G-III Apparel Group, Ltd.
g
23,882
24,669 Goodyear Tire & Rubber
Company
g
511,388
69 Graham Holdings Company 41,063
2,024 Grand Canyon Education, Inc.
g
169,368
504 Group 1 Automotive, Inc. 85,584

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.2%) Value
Consumer Discretionary (2.6%) - continued
6,777 Groupon, Inc.
f,g
$ 206,970
11,450 Hanesbrands, Inc. 184,345
12,336 Harley-Davidson, Inc. 426,456
11,319 Home Depot, Inc. 4,153,847
8,517 Lear Corporation 1,425,064
21,606 Leggett & Platt, Inc. 860,999
6,108 Lithia Motors, Inc. 1,784,330
17,290 Lowe's Companies, Inc. 4,103,781
696 Lululemon Athletica, Inc.
g
232,297
1,803 M.D.C. Holdings, Inc. 91,394
48,243 Macy's, Inc. 1,235,021
34,126 Magnite, Inc.
g
463,090
79 Marriott Vacations Worldwide
Corporation 12,828
8,144 McDonald's Corporation 2,112,961
9,717 Miller Industries, Inc. 305,794
3,744 Mohawk Industries, Inc.
g
591,065
606 Murphy USA, Inc. 119,176
11,074 NIKE, Inc. 1,639,727
27,587 Nordstrom, Inc.
f,g
620,708
21,149 Norwegian Cruise Line Holdings,
Ltd.
g
440,534
424 NVR, Inc.
g
2,258,741
11,321 Papa John's International, Inc. 1,397,577
21,576 Party City Holdco, Inc.
g
102,054
52,919 Penn National Gaming, Inc.
g
2,413,636
3,106 Perdoceo Education Corporation
g
34,228
25,273 Planet Fitness, Inc.
g
2,240,199
14,738 PVH Corporation 1,400,257
39,660 Qurate Retail, Inc. 278,810
264 RH
g
106,344
25,784 Ross Stores, Inc. 2,520,386
6,756 Ruth's Hospitality Group, Inc.
g
135,323
25,171 Skyline Champion Corporation
g
1,695,015
5,673 Sleep Number Corporation
g
405,620
17,779 Sony Group Corporation ADR 1,985,203
1,039 Standard Motor Products, Inc. 49,737
13,084 Stoneridge, Inc.
g
246,895
1,159 Strategic Education, Inc. 69,146
19,368 Tapestry, Inc. 735,016
7,127 Target Corporation 1,571,005
33,328 Taylor Morrison Home Corporation
g
1,022,836
21,326 Tenneco, Inc.
g
223,923
4,975 Tesla, Inc.
g
4,660,182
1,352 Thor Industries, Inc. 127,886
82,039 ThredUp, Inc.
g
760,502
16,362 Toll Brothers, Inc. 964,867
1,487 TopBuild Corporation
g
345,951
10,116 Tri Pointe Homes, Inc.
g
240,862
11,455 TripAdvisor, Inc.
g
311,003
15,020 Tupperware Brands Corporation
g
231,608
3,078 Ulta Beauty, Inc.
g
1,119,592
1,972 Urban Outfitters, Inc.
g
56,636
1,877 Vail Resorts, Inc. 520,117
6,073 Weight Watchers International,
Inc.
g
76,520
496 Williams-Sonoma, Inc.
f
79,628
6,609 Wingstop, Inc. 1,012,829
3,002 Wolverine World Wide, Inc. 79,523
20,240 Wyndham Hotels & Resorts, Inc. 1,699,148
6,319 Xometry, Inc.
f,g
326,060
4,527 Yum! Brands, Inc. 566,645
9,390 Zumiez, Inc.
g
422,081
Total 92,720,290
Shares Common Stock (23.2%) Value
Consumer Staples (0.8%)
5,173 Beyond Meat, Inc.
f,g
$ 336,917
6,549 BJ's Wholesale Club Holdings,
Inc.
g
402,567
669 Boston Beer Company, Inc.
g
281,535
1,773 Casey's General Stores, Inc. 332,987
13,743 Colgate-Palmolive Company 1,133,110
6,834 Costco Wholesale Corporation 3,452,058
27,463 Coty, Inc.
g
232,886
12,500 Darling Ingredients, Inc.
g
797,125
53,327 e.l.f. Beauty, Inc.
g
1,576,346
4,303 Hain Celestial Group, Inc.
g
157,189
1,401 Hershey Company 276,095
4,207 Ingredion, Inc. 398,403
3,215 John B. Sanfilippo & Son, Inc. 254,306
5,017 Kimberly-Clark Corporation 690,590
44,195 Lamb Weston Holdings, Inc. 2,837,761
854 McCormick & Company, Inc. 85,665
105 Medifast, Inc. 20,865
4,562 Molson Coors Beverage Company 217,425
18,962 Monster Beverage Corporation
g
1,644,385
689 PepsiCo, Inc. 119,555
6,110 Performance Food Group
Company
g
257,781
39,782 Philip Morris International, Inc. 4,091,579
390 PriceSmart, Inc. 27,850
39,215 Primo Water Corporation 654,890
12,743 Procter & Gamble Company 2,044,614
917 Seneca Foods Corporation
g
42,870
14,455 Sprouts Farmers Markets, Inc.
g
392,309
14,671 Sysco Corporation 1,146,539
45,664 Turning Point Brands, Inc. 1,608,743
3,049 US Foods Holding Corporation
g
107,508
1,332 Utz Brands, Inc. 21,458
30,707 Walmart, Inc. 4,293,146
Total 29,937,057
Energy (1.0%)
32,225 Antero Midstream Corporation 320,639
47,392 Antero Resources Corporation
g
925,566
100,885 APA Corporation 3,350,391
19,401 Archrock, Inc. 163,744
41,214 BP plc ADR 1,274,337
609 Callon Petroleum Company
f,g
30,109
10,985 ChampionX Corporation
g
246,064
5,226 Chevron Corporation 686,331
24,728 Comstock Resources, Inc.
g
192,384
24,742 ConocoPhillips 2,192,636
12,302 Continental Resources, Inc.
f
638,966
8,739 Core Laboratories NV 233,069
69,768 Devon Energy Corporation 3,528,168
11,085 Diamondback Energy, Inc. 1,398,484
842 DT Midstream, Inc. 43,531
28,431 EnLink Midstream, LLC 226,311
63,443 Enterprise Products Partners, LP 1,499,792
14,096 EOG Resources, Inc. 1,571,422
880 EQT Corporation
g
18,700
6,279 Equitrans Midstream Corporation 50,923
63,386 Exxon Mobil Corporation 4,814,801
54,488 Halliburton Company 1,674,961
10,212 Helix Energy Solutions Group, Inc.
g
36,048
21,663 Helmerich & Payne, Inc. 621,728
8,305 HollyFrontier Corporation 292,004
2,748 Liberty Oilfield Services, Inc.
g
33,251
69,117 Marathon Oil Corporation 1,345,708
14,534 Marathon Petroleum Corporation 1,042,814

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.2%) Value
Energy (1.0%) - continued
30,966 Nine Energy Service, Inc.
f,g
$ 37,778
2,303 Northern Oil and Gas, Inc. 54,167
47,751 NOV, Inc. 784,071
6,309 Oceaneering International, Inc.
g
82,206
2,436 Par Pacific Holdings, Inc.
g
34,348
12,164 Peabody Energy Corporation
g
131,371
8,529 Pioneer Natural Resources
Company 1,866,913
28,014 ProPetro Holding Corporation
g
294,427
632 Ranger Oil Corporation, Class A
g
19,598
348 RPC, Inc.
g
2,057
4,855 Schlumberger, Ltd. 189,685
18,795 SM Energy Company 616,664
29,520 Southwestern Energy Company
g
129,888
26,979 Talos Energy, Inc.
g
287,057
5,525 Targa Resources Corporation 326,417
140,868 TechnipFMC plc
g
914,233
52,923 Transocean, Ltd.
f,g
166,707
1,573 Valero Energy Corporation 130,512
2,648 World Fuel Services Corporation 74,700
Total 34,595,681
Financials (3.6%)
32,073 Air Lease Corporation 1,276,826
1,646 Alleghany Corporation
g
1,092,944
4,984 Ally Financial, Inc. 237,837
10,130 American Equity Investment Life
Holding Company 416,748
5,748 American Express Company 1,033,605
6,723 American Financial Group, Inc. 875,872
14,244 Ameris Bancorp 702,372
36,478 Annaly Capital Management, Inc. 288,176
12,033 Apollo Commercial Real Estate
Finance, Inc. 164,250
14,110 Arch Capital Group, Ltd.
g
653,575
6,848 Arthur J. Gallagher & Company 1,081,573
1,324 Artisan Partners Asset
Management, Inc. 57,210
14,564 Assured Guaranty, Ltd. 776,116
86,437 Bank of America Corporation 3,988,203
763 Bank of Marin Bancorp 28,452
10,561 Bank of N.T. Butterfield & Son, Ltd. 387,061
9,707 BankFinancial Corporation 104,641
16,390 BankUnited, Inc. 684,283
10,944 Banner Corporation 679,732
8,929 Berkshire Hathaway, Inc.
g
2,794,956
4,084 BlackRock, Inc. 3,360,887
4,268 Blackstone Mortgage Trust, Inc. 134,101
24,794 Bridgewater Bancshares, Inc.
g
441,085
13,989 Brighthouse Financial, Inc.
g
761,701
2,904 BrightSpire Capital, Inc. 27,269
3,261 Brookline Bancorp, Inc. 55,763
3,697 Brown & Brown, Inc. 245,037
10,011 BRP Group, Inc.
g
305,536
21,227 Byline Bancorp, Inc. 551,902
9,169 Capital One Financial Corporation 1,345,367
7,804 Cboe Global Markets, Inc. 925,008
22,542 Central Pacific Financial
Corporation 655,972
38,195 Charles Schwab Corporation 3,349,702
12,221 Chimera Investment Corporation 177,205
11,902 Chubb, Ltd. 2,348,027
4,155 Cincinnati Financial Corporation 489,584
54,907 Citigroup, Inc. 3,575,544
6,292 CNO Financial Group, Inc. 156,923
Shares Common Stock (23.2%) Value
Financials (3.6%) - continued
1,380 Coinbase Global, Inc.
g
$ 262,407
22,365 Columbia Banking System, Inc. 777,631
16,937 Comerica, Inc. 1,571,415
16,047 Community Trust Bancorp, Inc. 709,117
17,168 Customers Bancorp, Inc.
g
1,000,894
21 Diamond Hill Investment Group,
Inc. 3,922
263 Dime Community Bancshares, Inc. 9,194
8,199 Discover Financial Services 949,034
8,345 Ellington Residential Mortgage
REIT 87,956
4,083 Enova International, Inc.
g
164,463
14,047 Enterprise Financial Services
Corporation 695,888
37,519 Equitable Holdings, Inc. 1,262,139
13,324 Essent Group, Ltd. 608,107
66,886 F.N.B. Corporation 864,167
3,381 FactSet Research Systems, Inc. 1,426,410
3,628 Federated Hermes, Inc. 120,123
11,573 Financial Institutions, Inc. 373,114
146 First American Financial
Corporation 10,878
42,346 First Bancorp 616,134
6,572 First Busey Corporation 183,227
11,468 First Financial Corporation 514,799
50,864 First Horizon Corporation 870,283
1,055 First Mid-Illinois Bancshares, Inc. 43,413
1,430 First of Long Island Corporation 31,331
3,093 First Republic Bank 536,914
8,471 Flushing Financial Corporation 200,000
25,578 Franklin Resources, Inc. 817,729
52,770 Fulton Financial Corporation 947,222
6,009 Glacier Bancorp, Inc. 312,047
5,455 Global Life, Inc. 558,047
7,026 Granite Point Mortgage Trust, Inc. 85,015
16,930 Great Southern Bancorp, Inc. 1,004,626
16,495 Hamilton Lane, Inc. 1,492,138
30,995 Hancock Whitney Corporation 1,634,056
38,592 Hanmi Financial Corporation 1,037,353
10,348 Hanover Insurance Group, Inc. 1,427,610
34,511 Heartland Financial USA, Inc. 1,795,607
2,378 Heritage Financial Corporation 57,690
5,006 HomeStreet, Inc. 244,043
12,674 Hometrust Bancshares, Inc. 394,542
157,387 Hope Bancorp, Inc. 2,636,232
13,732 Horizon Bancorp, Inc. 292,904
3,661 Houlihan Lokey, Inc. 389,091
24,134 Independent Bank Corporation 590,800
176 International Bancshares
Corporation 7,397
90,155 Invesco Mortgage Capital, Inc. 241,615
32,631 Invesco, Ltd. 739,418
26,286 J.P. Morgan Chase & Company 3,906,100
699 Jefferies Financial Group, Inc. 25,611
13,986 Kinsale Capital Group, Inc. 2,801,676
3,016 Ladder Capital Corporation 35,860
6,175 Lakeland Bancorp, Inc. 116,893
8,870 Lincoln National Corporation 620,723
9,114 M&T Bank Corporation 1,543,729
9,006 Marsh & McLennan Companies,
Inc. 1,383,682
3,033 Mercantile Bank Corporation 116,680
78 Merchants Bancorp 2,274
10,849 MetLife, Inc. 727,534
59,740 MFA Financial, Inc. 276,596
14,419 Midland States Bancorp, Inc. 416,277

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.2%) Value
Financials (3.6%) - continued
24,232 MidWestOne Financial Group, Inc. $ 773,728
11,266 Moody's Corporation 3,864,238
27,948 Morgan Stanley 2,865,788
3,248 MSCI, Inc. 1,741,318
8,390 Navient Corporation 146,238
18,579 New York Community Bancorp,
Inc. 216,631
15,064 NMI Holdings, Inc.
g
372,683
4,665 Northern Trust Corporation 544,126
12,221 OceanFirst Financial Corporation 277,417
8,423 OFG Bancorp 233,064
4,875 Old Second Bancorp, Inc. 65,471
14,604 OneMain Holdings, Inc. 754,443
581 Peapack-Gladstone Financial
Corporation 21,404
35,163 Popular, Inc. 3,135,485
4,711 Premier Financial Corporation 140,623
3,968 Primerica, Inc. 612,421
6,153 QCR Holdings, Inc. 350,967
60,565 Radian Group, Inc. 1,356,050
18,307 Raymond James Financial, Inc. 1,938,162
4,643 Reinsurance Group of America,
Inc. 533,156
12,458 S&P Global, Inc. 5,172,811
453 S&T Bancorp, Inc. 13,957
30,073 Seacoast Banking Corporation of
Florida 1,097,665
18,579 SEI Investments Company 1,088,915
2,555 Selective Insurance Group, Inc. 201,590
5,820 Signature Bank 1,772,947
15,337 Starwood Property Trust, Inc. 379,591
23,178 State Street Corporation 2,190,321
4,687 Synchrony Financial 199,619
19,858 Synovus Financial Corporation 988,134
3,599 Territorial Bancorp, Inc. 89,039
36,410 Texas Capital Bancshares, Inc.
g
2,282,907
93 Towne Bank 2,918
14,686 TPG RE Finance Trust, Inc. 185,337
12,022 Tradeweb Markets, Inc. 1,019,105
3,015 TriCo Bancshares 131,062
7,604 Triumph Bancorp, Inc.
g
665,198
28,936 Truist Financial Corporation 1,817,760
12,656 TrustCo Bank Corporation NY 429,038
35,142 Two Harbors Investment
Corporation 202,067
80,421 Umpqua Holdings Corporation 1,630,938
1,518 Univest Financial Corporation 45,737
50,026 Unum Group 1,269,660
2,121 Washington Federal, Inc. 74,277
981 Washington Trust Bancorp, Inc. 55,995
53,418 Wells Fargo & Company 2,873,888
31,855 Western Alliance Bancorp 3,159,697
21,096 Western Asset Mortgage Capital
Corporation 45,989
8,603 Wintrust Financial Corporation 843,696
14,804 Zions Bancorporation NA 1,004,007
3,225 Zurich Insurance Group AG 1,542,545
Total 131,222,645
Health Care (2.6%)
11,676 908 Devices, Inc.
g
184,714
5,000 Abbott Laboratories 637,300
13,443 AbbVie, Inc. 1,840,212
21,901 Adaptive Biotechnologies
Corporation
g
381,953
Shares Common Stock (23.2%) Value
Health Care (2.6%) - continued
12,931 Agilent Technologies, Inc. $ 1,801,547
69,622 Agilon Health, Inc.
g
1,154,333
230 Align Technology, Inc.
g
113,841
8,003 Allogene Therapeutics, Inc.
g
91,634
892 Amedisys, Inc.
g
120,509
11,851 Amgen, Inc. 2,691,836
6,538 Anthem, Inc. 2,883,193
5,095 Argenx SE ADR
g
1,371,880
9,358 Ascendis Pharma AS ADR
g
1,138,307
17,662 AstraZeneca plc ADR 1,028,105
1,730 Atea Pharmaceuticals, Inc.
g
12,352
41,516 Avantor, Inc.
g
1,549,792
29,000 Axonics, Inc.
g
1,375,470
17,707 Baxter International, Inc. 1,512,886
2,930 Becton, Dickinson and Company 744,630
5,241 Biogen, Inc.
g
1,184,466
1,120 Biohaven Pharmaceutical Holding
Company, Ltd.
g
148,814
441 Bio-Rad Laboratories, Inc.
g
264,481
3,835 Bio-Techne Corporation 1,443,532
938 Boston Scientific Corporation
g
40,240
1,372 Bristol-Myers Squibb Company 89,029
30,774 Centene Corporation
g
2,392,986
3,378 Charles River Laboratories
International, Inc.
g
1,113,929
1,209 Chemed Corporation 566,912
7,630 Cigna Holding Company 1,758,410
3,106 Cooper Companies, Inc. 1,237,120
13,189 Covetrus, Inc.
g
238,325
3,588 CRISPR Therapeutics AG
f,g
228,735
11,717 CVS Health Corporation 1,247,978
3,084 Danaher Corporation 881,376
2,054 Dentsply Sirona, Inc. 109,725
3,615 DexCom, Inc.
g
1,556,185
4,411 Editas Medicine, Inc.
g
83,985
6,365 Edwards Lifesciences
Corporation
g
695,058
4,707 Elanco Animal Health, Inc.
g
122,570
1,764 Emergent Biosolutions, Inc.
g
82,555
5,002 Encompass Health Corporation 310,324
1,642 Exact Sciences Corporation
g
125,383
41,232 Gilead Sciences, Inc. 2,831,814
19,609 GlaxoSmithKline plc ADR
f
878,875
3,326 Global Blood Therapeutics, Inc.
g
95,955
939 Globus Medical, Inc.
g
62,660
21,635 GoodRx Holdings, Inc.
f,g
519,456
15,261 Guardant Health, Inc.
g
1,061,403
2,238 Haemonetics Corporation
g
108,207
25,878 Halozyme Therapeutics, Inc.
g
895,638
7,341 HCA Healthcare, Inc. 1,762,207
4,176 HealthEquity, Inc.
g
223,165
1,400 Henry Schein, Inc.
g
105,420
1,664 ICU Medical, Inc.
g
355,031
24,857 Immunocore Holdings plc ADR
f,g
561,023
8,633 Inari Medical, Inc.
g
635,044
1,241 Incyte Corporation
g
92,244
7,032 Inspire Medical Systems, Inc.
g
1,556,111
6,836 Insulet Corporation
g
1,695,328
1,315 Integra LifeSciences Holdings
Corporation
g
85,133
2,864 Intuitive Surgical, Inc.
g
813,892
920 Invitae Corporation
g
10,341
19,654 Ionis Pharmaceuticals, Inc.
g
624,997
5,213 IQVIA Holding, Inc.
g
1,276,664
35,140 Johnson & Johnson 6,054,271

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.2%) Value
Health Care (2.6%) - continued
1,201 Laboratory Corporation of America
Holdings
g
$ 325,903
70,736 Lantheus Holdings, Inc.
g
1,797,402
2,057 Maravai LifeSciences Holdings,
Inc.
g
59,488
2,443 Masimo Corporation
g
537,142
37,208 Medtronic plc 3,850,656
45,804 Merck & Company, Inc. 3,732,110
1,302 Molina Healthcare, Inc.
g
378,205
40,453 MultiPlan Corporation
f,g
163,026
8,291 Natera, Inc.
g
585,759
5,726 National HealthCare Corporation 374,480
313 Neogen Corporation
g
11,415
7,923 Nevro Corporation
g
520,541
5,189 Novo Nordisk AS ADR 518,225
5,768 NuVasive, Inc.
g
299,994
907 Orthofix Medical, Inc.
g
27,573
639 Pennant Group, Inc.
g
10,620
26,392 Phreesia, Inc.
g
823,167
1,865 Prelude Therapeutics, Inc.
g
18,519
11,053 Premier, Inc. 422,446
37,578 Progyny, Inc.
g
1,521,909
2,053 Prothena Corporation plc
g
69,966
9,890 Pulmonx Corporation
f,g
240,822
17,077 Repligen Corporation
g
3,387,052
707 Sage Therapeutics, Inc.
g
27,870
7,893 Sarepta Therapeutics, Inc.
g
564,902
6,308 Signify Health, Inc.
g
84,086
26,318 Silk Road Medical, Inc.
g
863,494
1,950 STAAR Surgical Company
g
141,804
13,712 Stryker Corporation 3,401,262
16,091 Syneos Health, Inc.
g
1,457,201
3,409 Teladoc Health, Inc.
g
261,504
1,992 Teleflex, Inc. 617,899
1,225 Tenet Healthcare Corporation
g
90,797
1,448 Thermo Fisher Scientific, Inc. 841,722
22,717 Tilray Brands, Inc.
f,g
135,393
11,312 Travere Therapeutics, Inc.
g
311,080
5,398 Turning Point Therapeutics, Inc.
g
200,968
902 U.S. Physical Therapy, Inc. 87,287
1,483 Ultragenyx Pharmaceutical, Inc.
g
103,706
2,279 uniQure NV
g
41,136
718 Vaxcyte, Inc.
g
13,671
3,140 Veeva Systems, Inc.
g
742,736
1,565 Viatris, Inc. 23,428
46,313 Viemed Healthcare, Inc.
g
214,429
18,868 Vor BioPharma, Inc.
f,g
155,661
6,460 VYNE Therapeutics, Inc.
g
4,014
501 Waters Corporation
g
160,380
8,932 Zimmer Biomet Holdings, Inc. 1,098,815
19,580 Zoetis, Inc. 3,911,888
Total 94,095,044
Industrials (3.6%)
6,175 A.O. Smith Corporation 471,893
1,855 Advanced Drainage Systems, Inc. 209,782
7,099 AECOM 490,754
1,177 Allegion plc 144,453
26,445 Altra Industrial Motion Corporation 1,276,765
23,700 AMETEK, Inc. 3,241,449
1,319 Armstrong World Industries, Inc. 130,607
29,212 ASGN, Inc.
g
3,355,582
12,980 AZZ, Inc. 617,588
26,820 Badger Infrastructure Solutions,
Ltd. 649,638
Shares Common Stock (23.2%) Value
Industrials (3.6%) - continued
15,176 Carlisle Companies, Inc. $ 3,390,925
1,079 Caterpillar, Inc. 217,483
17,741 CBIZ, Inc.
g
685,335
21,486 Chart Industries, Inc.
g
2,618,499
698 Covenant Logistics Group, Inc.
g
15,161
28,109 Crane Company 2,909,563
6,245 CSW Industrials, Inc. 693,195
36,329 CSX Corporation 1,243,178
1,109 Cummins, Inc. 244,956
17,971 Curtiss-Wright Corporation 2,386,369
1,734 Deere & Company 652,678
40,019 Delta Air Lines, Inc.
g
1,588,354
224 Douglas Dynamics, Inc. 8,183
3,440 Dover Corporation 584,490
49,079 Driven Brands Holdings, Inc.
g
1,386,482
8,359 Dun & Bradstreet Holdings, Inc.
g
167,682
8,854 EMCOR Group, Inc. 1,055,485
15,223 Emerson Electric Company 1,399,755
13,235 Fastenal Company 750,160
71,506 First Advantage Corporation
g
1,209,881
7,915 Flowserve Corporation 258,187
7,590 Forrester Research, Inc.
g
417,602
16,135 Forward Air Corporation 1,715,150
1,968 GATX Corporation 205,558
4,092 Generac Holdings, Inc.
g
1,155,499
16,184 General Dynamics Corporation 3,432,626
583 Gibraltar Industries, Inc.
g
31,948
1,258 Gorman-Rupp Company 50,458
12,626 GrafTech International, Ltd. 132,320
4,420 Helios Technologies, Inc. 338,705
18,529 Honeywell International, Inc. 3,788,810
66,228 Howmet Aerospace, Inc. 2,059,028
10,086 Hubbell, Inc. 1,889,007
644 ICF International, Inc. 60,787
15,486 IDEX Corporation 3,336,304
4,943 Illinois Tool Works, Inc. 1,156,267
2,888 ITT Corporation 265,465
259 JB Hunt Transport Services, Inc. 49,868
859 JetBlue Airways Corporation
g
12,567
23,086 Johnson Controls International plc 1,677,660
3,322 Kennametal, Inc. 114,842
9,727 L3Harris Technologies, Inc. 2,035,764
13,843 Landstar System, Inc. 2,214,880
1,363 Lennox International, Inc. 386,574
29,863 Lincoln Electric Holdings, Inc. 3,817,686
4,585 Linde plc 1,461,148
1,463 Lockheed Martin Corporation 569,297
13,508 ManpowerGroup, Inc. 1,416,584
875 Masonite International
Corporation
g
86,835
13,725 Mercury Systems, Inc.
g
781,227
77,181 Meritor, Inc.
g
1,779,022
23,262 Middleby Corporation
g
4,308,122
7,216 MSC Industrial Direct Company,
Inc. 589,114
21,490 NAPCO Security Technologies,
Inc.
g
446,777
1,055 Nordson Corporation 245,330
1,975 Norfolk Southern Corporation 537,180
5,975 nVent Electric plc 206,675
3,660 Old Dominion Freight Line, Inc. 1,105,064
7,836 Parker-Hannifin Corporation 2,429,238
29,222 Pitney Bowes, Inc. 180,008
2,548 Proto Labs, Inc.
g
127,859
3,682 Quad/Graphics, Inc.
g
16,348

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.2%) Value
Industrials (3.6%) - continued
2,059 Quanta Services, Inc. $ 211,500
48,604 Ranpak Holdings Corporation
g
1,305,503
14,982 Raytheon Technologies
Corporation 1,351,227
6,387 RBC Bearings, Inc.
g
1,152,662
36,764 Regal Rexnord Corporation 5,826,359
27,340 Rush Enterprises, Inc. 1,444,099
8,915 Ryder System, Inc. 652,489
3,207 Saia, Inc.
g
911,686
4,702 SkyWest, Inc.
g
179,381
1,481 Snap-On, Inc. 308,418
3,395 Southwest Airlines Company
g
151,960
15,914 Standex International Corporation 1,581,056
61,400 Summit Materials, Inc.
g
2,183,384
69,282 Sun Country Airlines Holdings,
Inc.
g
1,841,516
3,539 Technip Energies NV ADR
g
53,899
8,078 Teledyne Technologies, Inc.
g
3,404,312
3,682 Tennant Company 284,140
31 Tetra Tech, Inc. 4,315
1,744 Thermon Group Holdings, Inc.
g
29,910
6,179 Timken Company 412,757
822 Toro Company 79,389
2,443 Trane Technologies plc 422,883
20,157 TransUnion 2,078,590
9,515 Trex Company, Inc.
g
870,337
13,015 TriMas Corporation 452,401
12,181 Tutor Perini Corporation
g
144,954
25,729 Uber Technologies, Inc.
g
962,265
630 UniFirst Corporation 119,757
19,024 Union Pacific Corporation 4,652,319
15,224 United Parcel Service, Inc. 3,078,445
9,185 United Rentals, Inc.
g
2,940,302
3,929 Univar, Inc.
g
104,118
24,462 US Ecology, Inc.
g
699,124
5,207 Valmont Industries, Inc. 1,131,117
10,299 Verisk Analytics, Inc. 2,019,943
22,431 Vicor Corporation
g
2,115,916
2,823 Vontier Corporation 79,355
2,034 Waste Connections, Inc. 253,640
3,504 Watsco, Inc. 990,090
641 Watts Water Technologies, Inc. 98,208
4,349 Werner Enterprises, Inc. 193,922
4,042 WESCO International, Inc.
g
492,679
93,133 WillScot Mobile Mini Holdings
Corporation
g
3,449,646
2,336 Woodward, Inc. 257,591
2,035 Xylem, Inc. 213,716
Total 131,876,995
Information Technology (4.7%)
6,648 Accenture plc 2,350,600
2,770 ACI Worldwide, Inc.
g
95,205
3,336 Adobe, Inc.
g
1,782,425
3,422 Advanced Energy Industries, Inc. 294,908
10,825 Advanced Micro Devices, Inc.
g
1,236,756
10,410 Agilysys, Inc.
g
396,205
36,996 Alignment Healthcare, Inc.
g
281,170
26,122 Allegro MicroSystems, Inc.
g
741,342
11,717 Alliance Data Systems Corporation 808,942
36,877 Amphenol Corporation 2,935,040
14,559 Anaplan, Inc.
g
702,909
911 ANSYS, Inc.
g
309,749
114,253 Apple, Inc. 19,969,139
18,081 AppLovin Corporation
f,g
1,164,778
Shares Common Stock (23.2%) Value
Information Technology (4.7%) - continued
6,686 Arista Networks, Inc.
g
$ 831,137
4,321 Arrow Electronics, Inc.
g
535,804
3,100 Autodesk, Inc.
g
774,349
1,408 Automatic Data Processing, Inc. 290,287
13,182 Avalara, Inc.
g
1,445,011
6,961 Axcelis Technologies, Inc.
g
435,828
32,673 Bandwidth, Inc.
g
2,045,657
2,245 Benchmark Electronics, Inc. 54,194
23,218 BigCommerce Holdings, Inc.
g
758,996
10,638 Bill.com Holdings, Inc.
g
2,002,178
9,449 Block, Inc.
g
1,155,518
4,666 Broadcom, Inc. 2,733,716
1,302 Broadridge Financial Solutions,
Inc. 207,304
1,944 CACI International, Inc.
g
481,062
5,317 Cadence Design Systems, Inc.
g
808,928
30,224 Calix, Inc.
g
1,519,663
4,131 CDK Global, Inc. 177,509
2,645 CDW Corporation 500,037
8,955 Ciena Corporation
g
593,806
78,433 Cisco Systems, Inc. 4,366,365
33,192 Cognex Corporation 2,205,940
7,177 Computer Services, Inc. 401,912
66 Concentrix Corporation 13,265
8,558 Coupa Software, Inc.
g
1,149,083
917 CTS Corporation 30,765
13,657 Descartes Systems Group, Inc.
g
993,820
976 Diodes, Inc.
g
90,563
6,212 DocuSign, Inc.
g
781,283
30,794 Dolby Laboratories, Inc. 2,705,253
5,144 Dropbox, Inc.
g
127,314
16,071 DXC Technology Company
g
483,416
5,763 Endava plc ADR
g
700,896
2,237 EPAM Systems, Inc.
g
1,065,125
5,660 ePlus, Inc.
g
260,190
4,745 Euronet Worldwide, Inc.
g
635,308
520 ExlService Holdings, Inc.
g
62,670
2,638 eXp World Holdings, Inc.
f
71,595
871 F5, Inc.
g
180,837
1,333 Fair Isaac Corporation
g
659,822
6,425 Fidelity National Information
Services, Inc. 770,486
23,303 Five9, Inc.
g
2,929,187
5,890 FLEETCOR Technologies, Inc.
g
1,403,351
232 Genpact, Ltd. 11,542
34,403 Gilat Satellite Networks, Ltd.
g
260,431
8,943 Global Payments, Inc. 1,340,377
20,967 Hewlett Packard Enterprise
Company 342,391
2,326 HubSpot, Inc.
g
1,136,949
965 I3 Verticals, Inc.
g
22,330
12,587 Jack Henry & Associates, Inc. 2,112,225
70 Keysight Technologies, Inc.
g
11,817
5,327 KLA-Tencor Corporation 2,073,641
20,232 Knowles Corporation
g
429,121
4,739 Lam Research Corporation 2,795,631
17,233 Lattice Semiconductor
Corporation
g
951,606
1,580 Littelfuse, Inc. 426,553
22,900 LivePerson, Inc.
g
684,023
24,586 LiveRamp Holding, Inc.
g
1,097,765
572 Loyalty Ventures, Inc.
g
16,765
3,107 Manhattan Associates, Inc.
g
415,934
10,283 Mastercard, Inc. 3,973,146
1,714 MAXIMUS, Inc. 132,527

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.2%) Value
Information Technology (4.7%) - continued
699 MaxLinear, Inc.
g
$ 41,954
18,985 Microchip Technology, Inc. 1,470,958
80,182 Microsoft Corporation 24,934,998
11,069 MKS Instruments, Inc. 1,719,348
10,135 Monolithic Power Systems, Inc. 4,083,696
219 Motorola Solutions, Inc. 50,795
11,115 National Instruments Corporation 458,160
4,770 NCR Corporation
g
181,546
4,374 NetApp, Inc. 378,395
714 NICE, Ltd. ADR
g
182,827
5,682 Nova, Ltd.
g
672,181
14,639 NVIDIA Corporation 3,584,506
6,366 Okta, Inc.
g
1,259,768
3,553 Palo Alto Networks, Inc.
g
1,838,322
2,788 Paychex, Inc. 328,315
4,317 Paycom Software, Inc.
g
1,447,490
15,443 Paymentus Holdings, Inc.
f,g
405,842
9,715 PayPal Holdings, Inc.
g
1,670,397
955 Pinterest, Inc.
g
28,230
112 Progress Software Corporation 5,097
9,089 PTC, Inc.
g
1,056,687
20,427 QUALCOMM, Inc. 3,590,250
2,395 SailPoint Technologies Holdings,
Inc.
g
92,663
11,107 Salesforce.com, Inc.
g
2,583,821
41,257 Samsung Electronics Company,
Ltd. 2,566,148
3,900 ScanSource, Inc.
g
121,602
16,540 Semtech Corporation
g
1,175,994
4,577 ServiceNow, Inc.
g
2,681,115
62,833 Sierra Wireless, Inc.
g
921,132
3,290 SiTime Corporation
g
766,866
1,493 SolarEdge Technologies, Inc.
g
355,663
18,531 Sonos, Inc.
g
467,352
40,237 Sprout Social, Inc.
g
2,770,317
23,613 STMicroelectronics NV ADR
f
1,108,394
3,063 Synopsys, Inc.
g
951,062
6,809 TD SYNNEX Corporation 712,017
2,843 TE Connectivity, Ltd. 406,577
85,853 Telefonaktiebolaget LM Ericsson
ADR 1,062,860
33,937 Texas Instruments, Inc. 6,091,352
1,976 Trimble, Inc.
g
142,588
6,539 TTEC Holdings, Inc. 523,709
68,719 TTM Technologies, Inc.
g
924,958
1,215 Universal Display Corporation 186,515
1,508 Upland Software, Inc.
g
29,557
1,194 VeriSign, Inc.
g
259,313
1,086 Vertex, Inc.
g
15,758
3,334 VMware, Inc. 428,352
4,388 WEX, Inc.
g
706,380
20,451 Workiva, Inc.
g
2,418,944
15,594 Xerox Holdings Corporation 329,189
1,379 Zoom Video Communications,
Inc.
g
212,752
Total 171,146,084
Materials (0.9%)
1,373 AdvanSix, Inc. 57,790
1,329 Alpha Metallurgical Resources,
Inc.
g
84,033
18,467 AptarGroup, Inc. 2,166,179
8,574 Ashland Global Holdings, Inc. 823,447
4,243 Avery Dennison Corporation 871,597
59,692 Axalta Coating Systems, Ltd.
g
1,767,480
Shares Common Stock (23.2%) Value
Materials (0.9%) - continued
54 Balchem Corporation $ 7,935
1,996 Ball Corporation 193,812
1,017 Cabot Corporation 55,925
16,492 Carpenter Technology Corporation 473,650
1,525 Celanese Corporation 237,458
28,709 CF Industries Holdings, Inc. 1,977,189
15,874 Chemours Company 519,239
14,650 Cleveland-Cliffs, Inc.
g
251,101
15,320 Compass Minerals International,
Inc. 818,088
13,641 Crown Holdings, Inc. 1,560,530
24,794 Eastman Chemical Company 2,948,750
18,780 Ferroglobe Representation &
Warranty Insurance Trust
c,g
2
4,111 FMC Corporation 453,731
12,747 Graphic Packaging Holding
Company 241,046
19,738 Huntsman Corporation 707,213
13,475 Ingevity Corporation
g
888,137
7,996 Innospec, Inc. 743,308
59,299 Ivanhoe Mines, Ltd.
g
508,017
9,582 Kaiser Aluminum Corporation 917,476
12,640 LyondellBasell Industries NV 1,222,667
4,027 Martin Marietta Materials, Inc. 1,566,986
121 Materion Corporation 10,025
3,452 Minerals Technologies, Inc. 241,536
9,623 Myers Industries, Inc. 173,888
4,406 Neenah, Inc. 203,117
6 NewMarket Corporation 2,028
14,093 Nucor Corporation 1,429,030
14,139 O-I Glass, Inc.
g
188,190
4,657 Olin Corporation 235,970
1,100 PPG Industries, Inc. 171,820
8,104 Quaker Chemical Corporation 1,695,114
3,173 Reliance Steel & Aluminum
Company 485,088
6,449 Ryerson Holding Corporation 132,205
5,537 Sensient Technologies Corporation 469,205
2,201 Sherwin-Williams Company 630,609
3,021 Sonoco Products Company 171,109
7,409 Steel Dynamics, Inc. 411,348
1,793 Trinseo plc 95,997
2,035 Tronox Holdings plc 46,195
8,297 UFP Technologies, Inc.
g
588,755
4,036 United States Lime & Minerals, Inc. 510,514
10,499 United States Steel Corporation 217,539
10,153 Westlake Chemical Corporation 1,001,593
1,540 Worthington Industries, Inc. 83,437
Total 31,257,098
Real Estate (1.4%)
38,360 AGNC Investment Corporation 571,180
31,057 Agree Realty Corporation 2,030,507
956 Alexandria Real Estate Equities,
Inc. 186,267
30,165 American Campus Communities,
Inc. 1,576,423
9,582 American Finance Trust, Inc. 79,147
1,864 Apartment Income REIT
Corporation 98,456
3,890 AvalonBay Communities, Inc. 950,055
3,082 Breaemar Hotels & Resorts, Inc.
g
16,489
13,398 Camden Property Trust 2,144,886
2,479 CareTrust REIT, Inc. 52,580
22,696 CBRE Group, Inc.
g
2,300,013

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (23.2%) Value
Real Estate (1.4%) - continued
3,883 Cedar Realty Trust, Inc. $ 92,454
3,162 Colliers International Group, Inc. 462,158
602 Community Healthcare Trust, Inc. 27,295
54,987 CubeSmart 2,790,040
42,103 Cushman and Wakefield plc
g
883,742
971 Digital Realty Trust, Inc. 144,902
3,159 Duke Realty Corporation 182,527
3,692 EastGroup Properties, Inc. 738,068
25,185 EPR Properties 1,107,384
67,318 Essential Properties Realty Trust,
Inc. 1,787,293
878 Essex Property Trust, Inc. 291,935
1,897 Extra Space Storage, Inc. 375,966
1,323 Federal Realty Investment Trust 168,669
27,637 First Industrial Realty Trust, Inc. 1,679,777
5,099 FirstService Corporation 812,679
18,265 Four Corners Property Trust, Inc. 494,434
1,672 Getty Realty Corporation 49,608
7,289 Gladstone Commercial
Corporation 169,032
6,274 Gladstone Land Corporation 191,232
4,822 Healthcare Realty Trust, Inc. 149,578
705 Highwoods Properties, Inc. 30,400
66,079 Host Hotels & Resorts, Inc.
g
1,145,810
20,489 Independence Realty Trust, Inc. 471,042
3,711 Industrial Logistics Properties Trust 85,093
3,075 Innovative Industrial Properties,
Inc. 609,434
1,191 Jones Lang LaSalle, Inc.
g
298,691
7,997 Kilroy Realty Corporation 511,808
5,539 Life Storage, Inc. 747,488
7,624 Medical Properties Trust, Inc. 173,522
74,715 MGIC Investment Corporation 1,134,174
20,288 National Retail Properties, Inc. 900,381
111,137 National Storage Affiliates Trust 6,841,594
81,106 New Residential Investment
Corporation 863,779
10,361 NexPoint Residential Trust, Inc. 821,627
1,637 Omega Healthcare Investors, Inc. 51,533
3,549 One Liberty Properties, Inc. 108,244
340 Orion Office REIT, Inc.
g
5,658
2,730 Preferred Apartment Communities,
Inc. 45,536
702 PS Business Parks, Inc. 117,206
8,267 Public Storage, Inc. 2,963,967
5,861 Rayonier, Inc. REIT 214,161
3,407 Realty Income Corporation 236,480
47,217 Rexford Industrial Realty, Inc. 3,454,868
15,339 Sabra Health Care REIT, Inc. 208,764
3,451 SBA Communications Corporation 1,123,093
64,089 Service Properties Trust 547,961
13,467 Spirit Realty Capital, Inc. 639,144
22,463 STAG Industrial, Inc. 959,844
22,009 UDR, Inc. 1,250,992
9,069 UMH Properties, Inc. 214,028
Total 49,381,098
Utilities (0.6%)
3,311 Alliant Energy Corporation 198,197
2,661 American States Water Company 245,424
5,996 Artesian Resources Corporation 289,007
2,202 Avista Corporation 97,901
6,776 CenterPoint Energy, Inc. 192,167
505 Consolidated Edison, Inc. 43,657
Shares Common Stock (23.2%) Value
Utilities (0.6%) - continued
5,302 Consolidated Water Company,
Ltd. $ 53,868
1,685 DTE Energy Company 202,925
14,702 Duke Energy Corporation 1,544,592
16,392 Entergy Corporation 1,832,134
530 Essential Utilities, Inc. 25,832
34,648 Exelon Corporation 2,007,852
193,852 NiSource, Inc. 5,656,601
11,831 NorthWestern Corporation 687,618
414 Otter Tail Corporation 26,248
14,704 Pinnacle West Capital Corporation 1,023,545
9,511 Portland General Electric
Company 499,708
46,004 Sempra Energy 6,355,913
16,113 Spire, Inc. 1,062,169
17,226 UGI Corporation 781,199
81 Unitil Corporation 3,802
Total 22,830,359
Total Common Stock
(cost $693,209,584) 839,883,887
Principal
Amount Long-Term Fixed Income ( 22.3% ) Value
Asset-Backed Securities (1.1%)
510 Asset Backed Trust
$ 850,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
834,098
Access Group, Inc.
48,044
0.608%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
47,330
Ares CLO, Ltd.
1,000,000
1.641%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,h
1,000,510
Ares XL CLO, Ltd.
875,000
3.041%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
872,879
Ares XXXIIR CLO, Ltd.
1,025,000
2.156%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
1,025,158
Assurant CLO I, Ltd.
600,000
1.954%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
b,h
600,508
Buttermilk Park CLO, Ltd.
1,750,000
1.641%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
1,750,212
Carlyle Global Market Strategies
CLO, Ltd.
1,150,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,h
1,150,232
CarVal CLO II, Ltd.
850,000
1.754%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
850,072
500,000
2.254%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
499,998

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Asset-Backed Securities (1.1%) - continued
Cheniere Corpus Christi Holdings,
LLC
$ 240,000 2.742%,  12/31/2039
h
$ 223,367
CMFT Net Lease Master Issuer,
LLC
568,920
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
546,249
Commonbond Student Loan Trust
56,005
0.608%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
55,718
CoreVest American Finance Trust
1,346,240
2.705%,  10/15/2052, Ser.
2019-3, Class A
h
1,366,235
Credit Suisse Mortgage Trust
1,095,816
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
1,073,787
Dewolf Park CLO, Ltd.
850,000
1.691%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
850,085
Dryden 36 Senior Loan Fund
700,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
700,356
Dryden Senior Loan Fund
950,000
1.641%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,h
950,524
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
1,009,710
Galaxy XIX CLO, Ltd.
650,000
2.109%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
648,779
Goldentree Loan Management,
Ltd.
850,000
1.654%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
850,428
Harley Marine Financing, LLC
2,056,399
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
2,024,712
Home Partners of America Trust
1,097,482
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
1,074,088
948,633
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
902,338
Laurel Road Prime Student Loan
Trust
556,431
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
569,616
Longfellow Place CLO, Ltd.
1,600,000
1.991%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
1,599,994
425,000
2.541%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
425,034
Madison Park Funding XIV, Ltd.
750,000
1.659%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
750,133
Principal
Amount Long-Term Fixed Income (22.3%) Value
Asset-Backed Securities (1.1%) - continued
Mello Mortgage Capital
Acceptance
$ 1,086,628
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
$ 1,059,293
Mercury Financial Credit Card
Master Trust
700,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
h
697,438
MRA Issuance Trust
1,000,000
1.852%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,h
1,000,055
National Collegiate Trust
302,994
0.403%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
298,217
OCP CLO, Ltd.
750,000
2.241%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
749,302
Octagon Investment Partners XVI,
Ltd.
200,000
1.641%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
200,059
OZLM IX, Ltd.
525,000
1.804%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
526,211
Progress Residential Trust
500,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
480,804
1,500,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
1,448,097
ROC Securities Trust Series
900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
883,816
SLM Student Loan Trust
125,670
0.508%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
123,048
Sound Point CLO XIV, Ltd.
1,050,000
2.309%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
1,048,740
Sound Point CLO XV, Ltd.
1,050,000
2.309%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,h
1,048,929
Sound Point CLO XXI, Ltd.
625,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
625,161
Stratus CLO, Ltd.
750,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
750,182
Toorak Mortgage Corporation, Ltd.
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
991,463
TRK Trust
879,902
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
866,607

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Asset-Backed Securities (1.1%) - continued
Upstart Securitization Trust
$ 241,022
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
$ 241,443
VCAT Asset Securitization, LLC
425,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
419,043
Wind River CLO, Ltd.
625,000
1.854%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
625,163
525,000
2.254%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
525,113
Total 38,860,334
Basic Materials (0.2%)
Alcoa Nederland Holding BV
210,000 5.500%,  12/15/2027
h
221,025
Chemours Company
140,000 5.750%,  11/15/2028
h
142,153
Cleveland-Cliffs, Inc.
180,000 5.875%,  6/1/2027 186,287
80,000 4.625%,  3/1/2029
h
78,058
80,000 4.875%,  3/1/2031
h
78,400
Consolidated Energy Finance SA
253,000 5.625%,  10/15/2028
h
237,888
DowDuPont, Inc.
100,000 4.493%,  11/15/2025 108,134
First Quantum Minerals, Ltd.
303,000 6.875%,  10/15/2027
h
321,937
Freeport-McMoRan, Inc.
150,000 4.125%,  3/1/2028 153,375
108,000 4.250%,  3/1/2030 110,022
682,000 4.625%,  8/1/2030 709,519
Glencore Funding, LLC
43,000 4.125%,  5/30/2023
h
44,285
396,000 4.000%,  3/27/2027
h
418,571
Hecla Mining Company
110,000 7.250%,  2/15/2028 117,700
Hudbay Minerals, Inc.
130,000 4.500%,  4/1/2026
h
127,975
Ingevity Corporation
220,000 3.875%,  11/1/2028
h
208,274
International Flavors and
Fragrances, Inc.
500,000 3.468%,  12/1/2050
h
490,465
Kinross Gold Corporation
154,000 5.950%,  3/15/2024 165,193
Mercer International, Inc.
120,000 5.125%,  2/1/2029 118,350
Novelis Corporation
90,000 3.250%,  11/15/2026
h
87,183
70,000 4.750%,  1/30/2030
h
69,650
90,000 3.875%,  8/15/2031
h
84,759
OCI NV
101,000 4.625%,  10/15/2025
h
103,873
Olin Corporation
291,000 5.125%,  9/15/2027 296,887
15,000 5.625%,  8/1/2029 15,753
SCIL USA Holdings, LLC
187,000 5.375%,  11/1/2026
h
187,468
SPCM SA
147,000 3.375%,  3/15/2030
h
137,982
Principal
Amount Long-Term Fixed Income (22.3%) Value
Basic Materials (0.2%) - continued
SunCoke Energy, Inc.
$ 164,000 4.875%,  6/30/2029
h
$ 159,780
Syngenta Finance NV
400,000 5.182%,  4/24/2028
h
440,373
Taseko Mines, Ltd.
125,000 7.000%,  2/15/2026
h
126,738
Teck Resources, Ltd.
356,000 6.125%,  10/1/2035 438,887
Unifrax Escrow Issuer Corporation
138,000 5.250%,  9/30/2028
h
135,585
United States Steel Corporation
246,000 6.875%,  3/1/2029
f
248,460
Venator Finance SARL
170,000 5.750%,  7/15/2025
f,h
159,766
Total 6,730,755
Capital Goods (0.4%)
AECOM
265,000 5.125%,  3/15/2027 275,931
Amsted Industries, Inc.
240,000 5.625%,  7/1/2027
h
246,228
15,000 4.625%,  5/15/2030
h
14,925
Ardagh Packaging Finance plc
210,000 5.250%,  8/15/2027
h
205,800
Boeing Company
460,000 5.930%,  5/1/2060 583,413
350,000 5.040%,  5/1/2027 386,296
600,000 5.705%,  5/1/2040 722,037
Bombardier, Inc.
65,000 7.125%,  6/15/2026
h
66,056
140,000 7.875%,  4/15/2027
h
141,887
120,000 6.000%,  2/15/2028
h
116,174
Brand Industrial Services, Inc.
105,000 8.500%,  7/15/2025
h
98,700
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
h
143,730
Carrier Global Corporation
256,000 3.577%,  4/5/2050 254,786
450,000 2.700%,  2/15/2031 442,150
CNH Industrial NV
210,000 3.850%,  11/15/2027 223,402
Coinbase Global, Inc.
77,000 3.375%,  10/1/2028
h
69,053
Cornerstone Building Brands, Inc.
180,000 6.125%,  1/15/2029
h
185,895
Covanta Holding Corporation
157,000 5.000%,  9/1/2030 155,430
Covert Mergeco, Inc.
90,000 4.875%,  12/1/2029
h
89,406
CP Atlas Buyer, Inc.
120,000 7.000%,  12/1/2028
h
114,158
Crown Cork & Seal Company, Inc.
140,000 7.375%,  12/15/2026 162,400
GFL Environmental, Inc.
116,000 4.000%,  8/1/2028
h
108,074
250,000 3.500%,  9/1/2028
h
235,312
H&E Equipment Services, Inc.
258,000 3.875%,  12/15/2028
h
244,958
Howard Midstream Energy
Partners, LLC
172,000 6.750%,  1/15/2027
h
176,462
Howmet Aerospace, Inc.
8,000 6.875%,  5/1/2025 8,850

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Capital Goods (0.4%) - continued
$ 141,000 3.000%,  1/15/2029 $ 133,544
Ingersoll-Rand Luxembourg
Finance SA
275,000 3.500%,  3/21/2026 288,831
JELD-WEN, Inc.
180,000 6.250%,  5/15/2025
h
185,850
60,000 4.625%,  12/15/2025
h
59,614
55,000 4.875%,  12/15/2027
h
54,863
Lockheed Martin Corporation
304,000 4.500%,  5/15/2036 354,720
78,000 6.150%,  9/1/2036 104,952
Mauser Packaging Solutions
Holding Company
170,000 5.500%,  4/15/2024
h
169,787
140,000 7.250%,  4/15/2025
h
139,122
Meritor, Inc.
175,000 4.500%,  12/15/2028
h
170,363
MIWD Holdco II, LLC
93,000 5.500%,  2/1/2030
h
92,156
Nesco Holdings II, Inc.
90,000 5.500%,  4/15/2029
h
89,100
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
h
196,000
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 587,938
OI European Group BV
243,000 4.750%,  2/15/2030
h
236,027
Owens-Brockway Glass Container,
Inc.
110,000 5.875%,  8/15/2023
h
113,452
Pactiv Evergreen Group
120,000 4.375%,  10/15/2028
h
114,900
PGT Innovations, Inc.
156,000 4.375%,  10/1/2029
h
150,448
Raytheon Technologies
Corporation
356,000 4.125%,  11/16/2028 388,508
375,000 4.450%,  11/16/2038 427,224
300,000 3.750%,  11/1/2046 313,059
Republic Services, Inc.
235,000 2.900%,  7/1/2026 240,693
Roper Technologies, Inc.
192,000 4.200%,  9/15/2028 209,024
335,000 1.750%,  2/15/2031 303,308
SRM Escrow Issuer, LLC
240,000 6.000%,  11/1/2028
h
246,432
Standard Industries, Inc.
215,000 4.375%,  7/15/2030
h
205,325
Textron, Inc.
510,000 3.375%,  3/1/2028 528,003
Titan Acquisition, Ltd.
115,000 7.750%,  4/15/2026
h
117,156
TransDigm, Inc.
115,000 6.250%,  3/15/2026
h
118,738
525,000 5.500%,  11/15/2027 527,625
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 185,383
170,000 4.000%,  7/15/2030 167,450
Vertiv Group Corporation
88,000 4.125%,  11/15/2028
h
85,757
Victors Merger Corporation
92,000 6.375%,  5/15/2029
h
84,380
Principal
Amount Long-Term Fixed Income (22.3%) Value
Capital Goods (0.4%) - continued
Waste Pro USA, Inc.
$ 105,000 5.500%,  2/15/2026
h
$ 101,850
WESCO Distribution, Inc.
200,000 7.250%,  6/15/2028
h
214,500
Total 13,177,595
Collateralized Mortgage Obligations (1.3%)
Alternative Loan Trust
126,580
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 96,130
AMSR Trust
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
h
1,443,325
Bellemeade Re, Ltd.
11,656
1.708%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
11,656
801,682
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
801,681
BRAVO Residential Funding Trust
176,292
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
178,126
Business Jet Securities, LLC
608,972
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
612,448
CHL Mortgage Pass-Through Trust
1,671,352
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,207,630
CIM Trust
679,973
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
701,211
Citicorp Mortgage Securities, Inc.
484,135
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 475,597
COLT Mortgage Loan Trust
1,121,522
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
1,108,813
Countrywide Alternative Loan Trust
146,766
2.696%,  10/25/2035, Ser.
2005-43, Class 4A1
b
136,997
632,888
7.000%,  10/25/2037, Ser.
2007-24, Class A10 329,870
Countrywide Home Loans, Inc.
165,990
5.750%,  4/25/2037, Ser.
2007-3, Class A27 107,964
Credit Suisse Mortgage Trust
550,000
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
548,079
1,979,634
3.424%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
1,979,865
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
67,158
6.000%,  2/25/2022, Ser.
2006-AR5, Class 23A 61,561
Federal Home Loan Mortgage
Corporation - REMIC
9,139,208
2.000%,  11/25/2050, Ser.
5038, Class NI
j
1,005,628
165,228
4.000%,  7/15/2031, Ser.
4104, Class KI
j
5,208
317,263
3.000%,  2/15/2033, Ser.
4170, Class IG
j
30,585

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
$ 826,139
3.000%,  3/15/2033, Ser.
4180, Class PI
j
$ 92,244
Federal National Mortgage
Association - REMIC
1,186,818
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
61,075
11,955,584
1.500%,  11/25/2035, Ser.
2020-99, Class IG
j
626,157
Flagstar Mortgage Trust
636,706
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
636,507
Foundation Finance Trust
664,013
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
648,290
FWD Securitization Trust
847,246
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
849,753
GCAT Trust
1,072,379
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
1,059,587
Genworth Mortgage Insurance
Corporation
1,000,000
2.158%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,h
999,999
GS Mortgage-Backed Securities
Trust
1,200,000
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
1,205,327
282,077
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
283,834
GSAA Home Equity Trust
1,534,801
4.530%,  8/25/2034, Ser.
2004-10, Class M2
i
1,586,483
GSR Mortgage Loan Trust
1,018,556
3.047%,  9/25/2034, Ser.
2004-11, Class 2A2
b
1,047,018
J.P. Morgan Mortgage Trust
1,030,579
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
1,007,874
843,152
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
835,248
Legacy Mortgage Asset Trust
452,128
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
452,614
LHOME Mortgage Trust
350,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
348,486
900,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
896,749
MASTR Alternative Loans Trust
333,153
0.558%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
45,800
Merrill Lynch Alternative Note
Asset Trust
150,074
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 88,493
MRA Issuance Trust
850,000
1.852%,  (LIBOR 1M +
1.750%), 4/15/2022, Ser.
2021-EBO1, Class A2X
b,h
850,286
Principal
Amount Long-Term Fixed Income (22.3%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
New Residential Mortgage Loan
Trust
$ 2,211,670
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
$ 2,162,944
New York Mortgage Trust
1,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
987,935
709,843
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
704,895
Oak Street Investment
685,758
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
670,597
Oaktown Re VII, Ltd.
550,000
1.650%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
547,926
Oaktown Re, Ltd.
1,000,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
1,000,000
Palisades Mortgage Loan Trust
1,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
1,429,971
Palmer Square Loan Funding, Ltd.
1,150,000
1.654%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,h
1,150,910
Preston Ridge Partners Mortgage
Trust, LLC
791,077
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
782,178
Pretium Mortgage Credit Partners,
LLC
466,609
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
460,966
Residential Accredit Loans, Inc.
Trust
245,629
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 238,318
Starwood Mortgage Residential
Trust
58,279
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
58,552
Toorak Mortgage Corporation, Ltd.
438,641
4.535%,  3/25/2022, Ser.
2019-1, Class A1
h,i
439,453
2,184,786
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,189,052
600,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
599,843
Tricon Residential Trust
725,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
708,362
Vericrest Opportunity Loan
Transferee
596,476
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
588,031
700,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
689,608
775,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
761,757
653,529
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
647,605

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
$ 650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
$ 639,484
550,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
540,443
418,543
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
411,870
375,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
367,529
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
370,935
Verus Securitization Trust
489,332
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
481,981
479,006
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,h
487,027
ZH Trust
840,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
h
829,451
1,600,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
h
1,574,503
Total 46,986,324
Commercial Mortgage-Backed Securities (0.3%)
AMSR Trust
1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
1,258,036
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
966,764
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
589,950
BANK 2021-BNK36
1,000,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 994,544
BANK 2022-BNK39
4,000,000
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,e,j
149,900
1,075,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4
e
1,106,551
BBCMS Mortgage Trust
825,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 835,716
5,673,356
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
697,440
BBCMS Trust
1,250,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 1,243,933
Benchmark Mortgage Trust
1,700,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 1,727,883
BFLD Trust
325,000
1.806%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
325,000
BINOM Securitization Trust
663,834
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
656,093
GS Mortgage Securities Trust
1,166,625
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 1,190,873
Principal
Amount Long-Term Fixed Income (22.3%) Value
Commercial Mortgage-Backed Securities (0.3%)
- continued
Morgan Stanley Capital I Trust
$ 5,977,489
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
$ 766,993
Total 12,509,676
Communications Services (0.7%)
Altice France SA
110,000 8.125%,  2/1/2027
h
116,337
75,000 5.500%,  1/15/2028
h
71,542
145,000 5.125%,  7/15/2029
h
134,638
196,000 5.500%,  10/15/2029
h
185,747
American Tower Corporation
100,000 3.375%,  10/15/2026 103,986
275,000 2.900%,  1/15/2030 272,885
250,000 2.100%,  6/15/2030 232,894
AT&T, Inc.
306,000 3.500%,  9/15/2053 290,769
350,000 2.300%,  6/1/2027 347,019
725,000 4.350%,  3/1/2029 796,376
859,000 5.250%,  3/1/2037 1,015,767
300,000 4.900%,  8/15/2037 347,134
285,000 5.550%,  8/15/2041 354,310
500,000 3.100%,  2/1/2043 459,560
CCO Holdings, LLC
138,000 5.500%,  5/1/2026
h
141,277
220,000 5.125%,  5/1/2027
h
225,511
185,000 4.750%,  3/1/2030
h
183,575
40,000 4.500%,  8/15/2030
h
39,000
362,000 4.750%,  2/1/2032
h
356,099
150,000 4.250%,  1/15/2034
h
138,787
Cengage Learning, Inc.
109,000 9.500%,  6/15/2024
h
109,449
Charter Communications
Operating, LLC
300,000 4.500%,  2/1/2024 314,851
430,000 4.200%,  3/15/2028 455,996
650,000 3.500%,  6/1/2041 582,121
425,000 6.484%,  10/23/2045 534,445
Clear Channel Worldwide
Holdings, Inc.
200,000 7.750%,  4/15/2028
h
207,500
Comcast Corporation
355,000 3.950%,  10/15/2025 379,769
300,000 4.250%,  10/15/2030 335,134
130,000 4.400%,  8/15/2035 148,569
410,000 4.750%,  3/1/2044 490,772
250,000 4.600%,  8/15/2045 291,183
Consolidated Communications,
Inc.
80,000 5.000%,  10/1/2028
h
77,516
Cox Communications, Inc.
420,000 3.350%,  9/15/2026
h
436,437
CSC Holdings, LLC
60,000 5.375%,  2/1/2028
h
60,176
354,000 4.125%,  12/1/2030
h
323,977
Cumulus Media New Holdings,
Inc.
170,000 6.750%,  7/1/2026
f,h
174,923
DIRECTV Holdings, LLC
208,000 5.875%,  8/15/2027
h
208,770
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 423,226

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Communications Services (0.7%) - continued
DISH DBS Corporation
$ 125,000 5.250%,  12/1/2026
h
$ 121,250
60,000 7.375%,  7/1/2028 57,981
95,000 5.750%,  12/1/2028
h
90,907
Entercom Media Corporation
216,000 6.500%,  5/1/2027
h
205,200
Frontier Communications
Holdings, LLC
164,000 5.875%,  10/15/2027
h
168,871
GCI, LLC
150,000 4.750%,  10/15/2028
h
148,268
Gray Escrow II, Inc.
300,000 5.375%,  11/15/2031
f,h
295,799
Gray Television, Inc.
235,000 4.750%,  10/15/2030
h
225,289
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 215,498
iHeartCommunications, Inc.
190,000 4.750%,  1/15/2028
h
188,573
LCPR Senior Secured Financing
DAC
130,000 6.750%,  10/15/2027
h
134,872
Level 3 Financing, Inc.
167,000 4.625%,  9/15/2027
h
166,182
300,000 4.250%,  7/1/2028
h
286,215
NBN Company, Ltd.
725,000 2.625%,  5/5/2031
h
708,596
Netflix, Inc.
150,000 5.875%,  11/15/2028 173,813
272,000 5.375%,  11/15/2029
h
311,018
300,000 4.875%,  6/15/2030
h
334,140
Nexstar Escrow Corporation
220,000 5.625%,  7/15/2027
h
225,500
Omnicom Group, Inc.
156,000 3.600%,  4/15/2026 164,105
210,000 4.200%,  6/1/2030 229,762
Radiate Holdco, LLC
145,000 6.500%,  9/15/2028
h
139,925
Scripps Escrow II, Inc.
105,000 5.375%,  1/15/2031
h
103,859
Scripps Escrow, Inc.
90,000 5.875%,  7/15/2027
h
91,800
Sinclair Television Group, Inc.
276,000 5.500%,  3/1/2030
h
255,314
Sirius XM Radio, Inc.
215,000 5.000%,  8/1/2027
h
219,537
105,000 4.000%,  7/15/2028
h
101,588
125,000 4.125%,  7/1/2030
h
119,091
Sprint Capital Corporation
96,000 6.875%,  11/15/2028 114,192
210,000 8.750%,  3/15/2032 293,360
Sprint Corporation
910,000 7.625%,  2/15/2025 1,012,375
TEGNA, Inc.
164,000 4.625%,  3/15/2028 160,720
Telesat Canada
80,000 4.875%,  6/1/2027
h
64,466
45,000 6.500%,  10/15/2027
h
27,685
Terrier Media Buyer, Inc.
100,000 8.875%,  12/15/2027
h
105,550
T-Mobile USA, Inc.
475,000 2.550%,  2/15/2031 452,345
Principal
Amount Long-Term Fixed Income (22.3%) Value
Communications Services (0.7%) - continued
$ 230,000 2.875%,  2/15/2031 $ 216,200
600,000 4.375%,  4/15/2040 643,755
United States Cellular Corporation
140,000 6.700%,  12/15/2033 155,245
Uniti Group, LP
50,000 4.750%,  4/15/2028
h
48,474
VeriSign, Inc.
150,000 4.750%,  7/15/2027 155,031
Verizon Communications, Inc.
456,000 3.700%,  3/22/2061 457,097
304,000 2.100%,  3/22/2028 296,284
1,192,000 4.272%,  1/15/2036 1,336,635
825,000 2.650%,  11/20/2040 736,001
ViacomCBS, Inc.
550,000 4.200%,  5/19/2032 596,799
228,000 5.850%,  9/1/2043 288,761
VTR Finance NV
190,000 6.375%,  7/15/2028
h
193,800
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
h
226,629
Zayo Group Holdings, Inc.
136,000 4.000%,  3/1/2027
h
128,413
Ziggo BV
65,000 4.875%,  1/15/2030
h
62,888
Total 24,623,685
Consumer Cyclical (0.8%)
1011778 B.C., ULC
210,000 4.375%,  1/15/2028
h
206,052
Allen Media, LLC
137,000 10.500%,  2/15/2028
h
136,908
Allied Universal Holdco, LLC
75,000 6.625%,  7/15/2026
h
77,015
255,000 4.625%,  6/1/2028
h
244,848
100,000 6.000%,  6/1/2029
h
94,790
Allison Transmission, Inc.
175,000 3.750%,  1/30/2031
h
162,599
Amazon.com, Inc.
975,000 3.100%,  5/12/2051 963,743
324,000 3.875%,  8/22/2037 361,724
234,000 4.050%,  8/22/2047 265,920
American Axle & Manufacturing,
Inc.
325,000 6.500%,  4/1/2027 334,750
Arko Corporation
97,000 5.125%,  11/15/2029
h
92,281
Ashton Woods USA, LLC
140,000 4.625%,  8/1/2029
h
137,900
Boyd Gaming Corporation
150,000 4.750%,  6/15/2031
h
147,231
Boyne USA, Inc.
115,000 4.750%,  5/15/2029
h
115,494
Brookfield Residential Properties,
Inc.
150,000 6.250%,  9/15/2027
h
154,687
170,000 5.000%,  6/15/2029
h
167,824
Caesars Entertainment, Inc.
218,000 6.250%,  7/1/2025
h
225,580
75,000 8.125%,  7/1/2027
h
80,719
156,000 4.625%,  10/15/2029
h
149,355
Carnival Corporation
96,000 10.500%,  2/1/2026
h
107,808
180,000 7.625%,  3/1/2026
h
183,600

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Consumer Cyclical (0.8%) - continued
$ 215,000 5.750%,  3/1/2027
h
$ 206,228
150,000 4.000%,  8/1/2028
h
142,692
59,000 6.000%,  5/1/2029
h
56,758
Cedar Fair, LP
74,000 5.375%,  4/15/2027 74,925
220,000 5.250%,  7/15/2029 220,246
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
140,824
Cinemark USA, Inc.
105,000 5.875%,  3/15/2026
f,h
103,162
Clarios Global, LP
105,000 8.500%,  5/15/2027
h
109,786
D.R. Horton, Inc.
500,000 2.600%,  10/15/2025 506,751
Daimler Trucks Finance North
America, LLC
392,000 2.000%,  12/14/2026
h
383,961
Dana, Inc.
160,000 5.625%,  6/15/2028 166,400
Empire Communities Corporation
140,000 7.000%,  12/15/2025
h
142,425
Expedia Group, Inc.
900,000 3.250%,  2/15/2030 897,934
Ford Motor Company
91,000 3.250%,  2/12/2032 86,572
Ford Motor Credit Company, LLC
170,000 4.063%,  11/1/2024 173,190
525,000 2.300%,  2/10/2025 515,067
370,000 4.134%,  8/4/2025 378,455
270,000 2.700%,  8/10/2026 261,562
Forestar Group, Inc.
140,000 3.850%,  5/15/2026
h
137,200
Gap, Inc.
71,000 3.625%,  10/1/2029
h
66,044
General Motors Company
700,000 6.125%,  10/1/2025 789,186
400,000 6.800%,  10/1/2027 480,279
284,000 5.000%,  4/1/2035 320,035
General Motors Financial
Company, Inc.
136,000 1.200%,  10/15/2024 132,930
300,000 1.500%,  6/10/2026 287,342
GLP Capital, LP
469,000 5.750%,  6/1/2028 526,205
Golden Nugget, Inc.
220,000 6.750%,  10/15/2024
h
220,022
Goodyear Tire & Rubber Company
105,000 5.000%,  7/15/2029
h
105,053
65,000 5.250%,  7/15/2031
h
65,448
Guitar Center Escrow Issuer II, Inc.
71,000 8.500%,  1/15/2026
h
75,083
Hanesbrands, Inc.
135,000 4.875%,  5/15/2026
h
139,894
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
h
113,187
Hilton Domestic Operating
Company, Inc.
250,000 4.875%,  1/15/2030 258,015
Hilton Grand Vacations Borrower
Escrow, LLC
180,000 5.000%,  6/1/2029
h
179,100
Home Depot, Inc.
375,000 5.400%,  9/15/2040 481,978
Principal
Amount Long-Term Fixed Income (22.3%) Value
Consumer Cyclical (0.8%) - continued
$ 228,000 4.250%,  4/1/2046 $ 263,375
340,000 3.900%,  6/15/2047 374,942
Hyundai Capital America
375,000 1.800%,  1/10/2028
h
354,307
Hyundai Capital Services, Inc.
225,000 2.125%,  4/24/2025
h
223,445
International Game Technology plc
206,000 5.250%,  1/15/2029
h
210,396
Jacobs Entertainment, Inc.
94,000 6.750%,  2/15/2029
e,h
94,940
KB Home
215,000 4.800%,  11/15/2029 224,357
Kohl's Corporation
410,000 3.375%,  5/1/2031 403,754
425,000 5.550%,  7/17/2045 435,342
L Brands, Inc.
240,000 6.625%,  10/1/2030
h
257,566
70,000 6.875%,  11/1/2035 80,500
Lennar Corporation
475,000 4.750%,  5/30/2025 508,084
Lowe's Companies, Inc.
650,000 2.625%,  4/1/2031 640,210
Macy's Retail Holdings, LLC
140,000 5.875%,  4/1/2029
h
142,688
Magic MergerCo, Inc.
240,000 5.250%,  5/1/2028
h
231,103
Marriott International, Inc.
48,000 5.750%,  5/1/2025 53,159
600,000 4.625%,  6/15/2030 655,949
Mastercard, Inc.
275,000 3.950%,  2/26/2048 313,599
Mattamy Group Corporation
270,000 5.250%,  12/15/2027
h
274,760
McDonald's Corporation
150,000 2.125%,  3/1/2030 145,447
470,000 4.450%,  3/1/2047 536,045
MDC Holdings, Inc.
800,000 2.500%,  1/15/2031 749,000
MGM Resorts International
255,000 6.000%,  3/15/2023 263,288
Nissan Motor Acceptance
Company, LLC
640,000 1.125%,  9/16/2024
h
620,703
Penn National Gaming, Inc.
150,000 4.125%,  7/1/2029
h
141,000
PetSmart, Inc.
180,000 4.750%,  2/15/2028
h
179,500
190,000 7.750%,  2/15/2029
h
203,819
Prime Security Services Borrower,
LLC
395,000 5.750%,  4/15/2026
h
409,378
Real Hero Merger Sub 2, Inc.
100,000 6.250%,  2/1/2029
h
97,928
Realogy Group, LLC
160,000 5.750%,  1/15/2029
h
157,168
Rite Aid Corporation
155,000 7.500%,  7/1/2025
h
152,765
Royal Caribbean Cruises, Ltd.
266,000 9.125%,  6/15/2023
h
280,231
190,000 4.250%,  7/1/2026
h
177,418
50,000 5.375%,  7/15/2027
h
48,320
110,000 5.500%,  4/1/2028
h
106,732

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Consumer Cyclical (0.8%) - continued
Scientific Games International, Inc.
$ 160,000 7.250%,  11/15/2029
h
$ 173,296
SeaWorld Parks and
Entertainment, Inc.
155,000 5.250%,  8/15/2029
h
151,018
Service Properties Trust
50,000 7.500%,  9/15/2025 52,692
Six Flags Theme Parks, Inc.
145,000 7.000%,  7/1/2025
h
151,163
Staples, Inc.
240,000 7.500%,  4/15/2026
h
236,700
Station Casinos, LLC
111,000 4.625%,  12/1/2031
h
105,450
Tapestry, Inc.
588,000 3.050%,  3/15/2032 567,194
Target Corporation
650,000 2.250%,  4/15/2025 658,042
Tenneco, Inc.
165,000 5.000%,  7/15/2026
f
153,042
Toll Brothers Finance Corporation
600,000 3.800%,  11/1/2029 618,927
Travel + Leisure Company
110,000 6.625%,  7/31/2026
h
117,425
Uber Technologies, Inc.
100,000 6.250%,  1/15/2028
f,h
103,750
Visa, Inc.
315,000 2.700%,  4/15/2040 302,943
Wabash National Corporation
157,000 4.500%,  10/15/2028
h
152,177
Wyndham Hotels & Resorts, Inc.
95,000 4.375%,  8/15/2028
h
94,259
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
h
174,686
ZF North America Capital, Inc.
185,000 4.750%,  4/29/2025
h
190,550
Total 27,369,299
Consumer Non-Cyclical (0.8%)
Abbott Laboratories
518,000 4.750%,  11/30/2036 630,975
AbbVie, Inc.
125,000 2.950%,  11/21/2026 128,547
200,000 4.500%,  5/14/2035 226,195
600,000 4.300%,  5/14/2036 672,140
325,000 4.850%,  6/15/2044 379,907
450,000 4.875%,  11/14/2048 543,728
Albertson's Companies, Inc.
205,000 3.500%,  3/15/2029
h
193,553
Altria Group, Inc.
408,000 5.800%,  2/14/2039 462,982
Amgen, Inc.
500,000 3.375%,  2/21/2050 485,281
Anheuser-Busch Companies, LLC
480,000 4.700%,  2/1/2036 551,401
Anheuser-Busch InBev Worldwide,
Inc.
650,000 4.750%,  4/15/2058 750,201
495,000 4.375%,  4/15/2038 549,718
Anthem, Inc.
560,000 3.125%,  5/15/2050 528,046
390,000 4.625%,  5/15/2042 451,803
Archer-Daniels-Midland Company
560,000 2.700%,  9/15/2051 525,392
Principal
Amount Long-Term Fixed Income (22.3%) Value
Consumer Non-Cyclical (0.8%) - continued
AstraZeneca plc
$ 600,000 3.000%,  5/28/2051
f
$ 584,040
Bausch Health Companies, Inc.
438,000 5.000%,  1/30/2028
h
369,015
307,000 5.000%,  2/15/2029
h
247,135
Becton, Dickinson and Company
294,000 3.794%,  5/20/2050 306,495
325,000 3.700%,  6/6/2027 344,996
Bunge, Ltd. Finance Corporation
608,000 2.750%,  5/14/2031 590,766
Cargill, Inc.
269,000 3.125%,  5/25/2051
h
269,653
Centene Corporation
230,000 4.250%,  12/15/2027 235,598
75,000 4.625%,  12/15/2029 77,986
260,000 3.000%,  10/15/2030 252,330
600,000 2.625%,  8/1/2031 561,468
Central Garden & Pet Company
205,000 4.125%,  10/15/2030 197,056
Cigna Corporation
605,000 4.800%,  8/15/2038 695,187
Comcast Corporation
340,000 2.987%,  11/1/2063
h
299,280
Community Health Systems, Inc.
65,000 5.625%,  3/15/2027
h
65,352
140,000 6.000%,  1/15/2029
h
142,575
296,000 6.875%,  4/15/2029
h
292,670
Constellation Brands, Inc.
360,000 3.600%,  2/15/2028 379,704
275,000 2.875%,  5/1/2030 274,543
Coty, Inc.
115,000 5.000%,  4/15/2026
h
115,458
CVS Health Corporation
435,000 4.875%,  7/20/2035 507,773
Danaher Corporation
241,000 2.800%,  12/10/2051 218,189
DaVita, Inc.
250,000 4.625%,  6/1/2030
h
243,222
Edgewell Personal Care Company
125,000 5.500%,  6/1/2028
h
129,687
Eli Lilly and Company
408,000 2.500%,  9/15/2060 349,229
Encompass Health Corporation
240,000 4.500%,  2/1/2028
f
239,400
Endo Finance, LLC
70,000 9.500%,  7/31/2027
h
69,139
Energizer Holdings, Inc.
160,000 4.750%,  6/15/2028
h
156,000
H. J. Heinz Company
70,000 5.200%,  7/15/2045 81,109
HCA, Inc.
500,000 5.375%,  2/1/2025 532,130
794,000 3.500%,  9/1/2030 790,340
HFC Prestige Products, Inc.
207,000 4.750%,  1/15/2029
h
203,895
HLF Financing SARL, LLC
262,000 4.875%,  6/1/2029
h
248,245
Humana, Inc.
225,000 2.150%,  2/3/2032 209,236
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
h
411,894
JBS USA Food Company
200,000 5.750%,  1/15/2028
h
208,502

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Consumer Non-Cyclical (0.8%) - continued
JBS USA LUX SA
$ 342,000 4.375%,  2/2/2052
e,h
$ 331,637
392,000 3.000%,  5/15/2032
h
365,544
JBS USA, LLC
35,000 6.500%,  4/15/2029
h
37,932
257,000 5.500%,  1/15/2030
h
272,574
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 447,232
Kraft Foods Group, Inc.
116,000 5.000%,  6/4/2042 132,069
Kraft Heinz Foods Company
415,000 3.750%,  4/1/2030 428,933
300,000 4.375%,  6/1/2046 317,028
Mattel, Inc.
175,000 3.375%,  4/1/2026
h
174,256
Molina Healthcare, Inc.
200,000 4.375%,  6/15/2028
h
200,532
Mozart Debt Merger Sub, Inc.
198,000 3.875%,  4/1/2029
h
190,813
260,000 5.250%,  10/1/2029
h
252,850
Mylan, Inc.
375,000 4.550%,  4/15/2028 408,402
Newell Rubbermaid, Inc.
362,000 4.700%,  4/1/2026 379,119
Ortho-Clinical Diagnostics, Inc.
100,000 7.250%,  2/1/2028
h
106,750
Par Pharmaceutical, Inc.
160,000 7.500%,  4/1/2027
h
161,000
Pilgrim's Pride Corporation
140,000 3.500%,  3/1/2032
h
133,321
Post Holdings, Inc.
63,000 5.500%,  12/15/2029
h
64,748
135,000 4.500%,  9/15/2031
h
128,481
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 548,419
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
h
256,257
Royalty Pharma plc
275,000 3.550%,  9/2/2050 249,291
Scotts Miracle-Gro Company
215,000 4.500%,  10/15/2029 218,631
SEG Holding, LLC
185,000 5.625%,  10/15/2028
h
192,400
Simmons Foods, Inc.
165,000 4.625%,  3/1/2029
h
158,194
Spectrum Brands, Inc.
125,000 5.000%,  10/1/2029
h
129,062
100,000 5.500%,  7/15/2030
h
104,250
Syneos Health, Inc.
150,000 3.625%,  1/15/2029
h
142,167
Sysco Corporation
325,000 6.600%,  4/1/2040 447,051
Teleflex, Inc.
320,000 4.625%,  11/15/2027 326,400
Tenet Healthcare Corporation
58,000 4.625%,  7/15/2024 58,231
465,000 5.125%,  11/1/2027
h
466,028
105,000 6.125%,  10/1/2028
h
105,343
Teva Pharmaceutical Finance
Netherlands III BV
105,000 3.150%,  10/1/2026 96,375
Thermo Fisher Scientific, Inc.
375,000 2.000%,  10/15/2031 356,470
Principal
Amount Long-Term Fixed Income (22.3%) Value
Consumer Non-Cyclical (0.8%) - continued
TreeHouse Foods, Inc.
$ 77,000 4.000%,  9/1/2028 $ 71,995
Tyson Foods, Inc.
156,000 3.550%,  6/2/2027 164,463
United Natural Foods, Inc.
140,000 6.750%,  10/15/2028
h
148,575
UnitedHealth Group, Inc.
685,000 4.625%,  7/15/2035 800,806
Valeant Pharmaceuticals
International, Inc.
110,000 8.500%,  1/31/2027
h
111,238
Zoetis, Inc.
509,000 4.700%,  2/1/2043 607,784
Total 28,271,817
Energy (0.5%)
Antero Resources Corporation
160,000 5.375%,  3/1/2030
h
165,568
Apache Corporation
70,000 4.875%,  11/15/2027 72,450
195,000 4.375%,  10/15/2028 201,759
Archrock Partners, LP
170,000 6.250%,  4/1/2028
h
170,673
BP Capital Markets America, Inc.
450,000 2.939%,  6/4/2051 401,960
150,000 3.543%,  4/6/2027 158,451
Buckeye Partners, LP
175,000 3.950%,  12/1/2026 174,646
Callon Petroleum Company
133,000 8.250%,  7/15/2025 130,672
Canadian Natural Resources, Ltd.
215,000 2.050%,  7/15/2025 213,708
325,000 2.950%,  7/15/2030 323,811
Cenovus Energy, Inc.
90,000 5.375%,  7/15/2025 98,379
Cheniere Energy Partners, LP
30,000 4.500%,  10/1/2029 30,667
88,000 3.250%,  1/31/2032
h
82,771
Cheniere Energy, Inc.
128,000 4.625%,  10/15/2028 129,920
Chesapeake Energy Corporation
140,000 6.750%,  4/15/2029
h
149,625
CNX Resources Corporation
120,000 6.000%,  1/15/2029
h
123,600
Comstock Resources, Inc.
115,000 5.875%,  1/15/2030
h
114,293
ConocoPhillips
390,000 6.500%,  2/1/2039 546,318
Continental Resources, Inc.
196,000 2.268%,  11/15/2026
h
189,427
433,000 5.750%,  1/15/2031
h
493,581
CQP Holdco, LP
129,000 5.500%,  6/15/2031
h
128,565
Devon Energy Corporation
852,000 4.500%,  1/15/2030 903,975
DT Midstream, Inc.
155,000 4.125%,  6/15/2029
h
152,906
70,000 4.375%,  6/15/2031
h
69,125
Endeavor Energy Resources, LP
125,000 5.750%,  1/30/2028
h
129,321
Energy Transfer, LP
250,000 4.000%,  10/1/2027 262,836
215,000 4.900%,  3/15/2035 232,097

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Energy (0.5%) - continued
$ 175,000 5.150%,  2/1/2043 $ 183,569
445,000 6.000%,  6/15/2048 524,715
EnLink Midstream Partners, LP
175,000 4.850%,  7/15/2026 179,740
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 277,057
EQM Midstream Partners, LP
200,000 6.500%,  7/1/2027
h
209,000
EQT Corporation
70,000 3.125%,  5/15/2026
h
68,425
146,000 3.900%,  10/1/2027 146,990
Equinor ASA
390,000 3.000%,  4/6/2027 403,428
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 465,816
Ferrellgas, LP
115,000 5.375%,  4/1/2026
h
108,962
Genesis Energy, LP
100,000 6.500%,  10/1/2025 97,848
105,000 8.000%,  1/15/2027 105,670
Halliburton Company
625,000 2.920%,  3/1/2030
f
626,491
Harvest Midstream, LP
268,000 7.500%,  9/1/2028
h
279,114
Hess Corporation
343,000 5.800%,  4/1/2047 432,111
Hess Midstream Operations, LP
170,000 5.625%,  2/15/2026
h
173,400
Hilcorp Energy I, LP
255,000 5.750%,  2/1/2029
h
260,100
ITT Holdings, LLC
135,000 6.500%,  8/1/2029
h
129,523
Laredo Petroleum, Inc.
230,000 7.750%,  7/31/2029
f,h
222,228
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 234,970
Marathon Petroleum Corporation
87,000 6.500%,  3/1/2041 113,509
MPLX, LP
540,000 4.875%,  6/1/2025 579,989
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 111,629
Nabors Industries, Ltd.
175,000 7.250%,  1/15/2026
h
167,562
National Fuel Gas Company
575,000 5.500%,  1/15/2026 630,626
Newfield Exploration Company
80,000 5.625%,  7/1/2024 86,243
327,000 5.375%,  1/1/2026 357,162
NGL Energy Operating, LLC
90,000 7.500%,  2/1/2026
h
91,440
NGL Energy Partners, LP
140,000 7.500%,  11/1/2023 136,458
NuStar Logistics, LP
140,000 5.750%,  10/1/2025 146,125
Oasis Petroleum, Inc.
130,000 6.375%,  6/1/2026
h
133,533
Occidental Petroleum Corporation
160,000 3.400%,  4/15/2026 158,000
95,000 8.500%,  7/15/2027 114,044
365,000 3.500%,  8/15/2029 359,780
130,000 6.450%,  9/15/2036 157,911
Principal
Amount Long-Term Fixed Income (22.3%) Value
Energy (0.5%) - continued
$ 158,000 4.400%,  4/15/2046 $ 151,099
PBF Holding Company, LLC
115,000 9.250%,  5/15/2025
h
112,332
Pioneer Natural Resources
Company
150,000 4.450%,  1/15/2026 161,449
Precision Drilling Corporation
115,000 6.875%,  1/15/2029
h
115,196
Range Resources Corporation
199,000 4.750%,  2/15/2030
e,h
198,759
Sabine Pass Liquefaction, LLC
750,000 4.500%,  5/15/2030 822,382
Schlumberger Holdings
Corporation
365,000 4.000%,  12/21/2025
h
385,514
SM Energy Company
108,000 6.625%,  1/15/2027
f
110,970
105,000 6.500%,  7/15/2028 108,465
Southwestern Energy Company
140,000 5.375%,  2/1/2029 142,363
90,000 5.375%,  3/15/2030 92,215
80,000 4.750%,  2/1/2032 79,865
Summit Midstream Holdings, LLC
135,000 8.500%,  10/15/2026
h
138,335
Sunoco, LP
200,000 5.875%,  3/15/2028 207,362
Tallgrass Energy Finance
Corporation
279,000 5.500%,  1/15/2028
h
266,724
Targa Resources Partners, LP
130,000 5.375%,  2/1/2027 133,255
165,000 5.000%,  1/15/2028 169,125
55,000 4.875%,  2/1/2031 57,475
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
h
142,800
Transocean Proteus, Ltd.
70,000 6.250%,  12/1/2024
h
69,300
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
138,891
USA Compression Partners, LP
120,000 6.875%,  4/1/2026 121,846
Venture Global Calcasieu Pass,
LLC
147,000 3.875%,  8/15/2029
h
146,741
85,000 4.125%,  8/15/2031
h
85,552
W&T Offshore, Inc.
91,000 9.750%,  11/1/2023
h
88,725
Weatherford International, Ltd.
155,000 8.625%,  4/30/2030
h
157,713
Western Midstream Operating, LP
200,000 3.950%,  6/1/2025 204,690
110,000 5.500%,  8/15/2048 121,550
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 553,885
Total 19,608,850
Financials (1.7%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
152,000 4.625%,  7/1/2022 154,365
425,000 3.500%,  1/15/2025 438,001
425,000 3.875%,  1/23/2028
f
439,436
265,000 3.400%,  10/29/2033 257,140

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Financials (1.7%) - continued
Air Lease Corporation
$ 650,000 3.000%,  2/1/2030 $ 629,844
170,000 2.875%,  1/15/2032 161,642
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
h
405,366
450,000 2.850%,  1/26/2028
h
439,952
Alliant Holdings Intermediate, LLC
77,000 6.750%,  10/15/2027
h
76,105
Ally Financial, Inc.
556,000 5.750%,  11/20/2025 612,119
400,000 8.000%,  11/1/2031 542,085
Altice Financing SA
100,000 5.750%,  8/15/2029
h
93,468
American Finance Trust, Inc.
117,000 4.500%,  9/30/2028
h
113,490
American Homes 4 Rent, LP
640,000 2.375%,  7/15/2031 607,102
American International Group, Inc.
475,000 3.750%,  7/10/2025 501,876
450,000 3.900%,  4/1/2026 478,068
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
137,025
Ares Capital Corporation
341,000 3.250%,  7/15/2025 347,317
575,000 3.875%,  1/15/2026 592,564
300,000 2.150%,  7/15/2026 289,257
Australia and New Zealand
Banking Group, Ltd.
300,000 2.950%,  7/22/2030
b,h
302,154
Aviation Capital Group, LLC
640,000 5.500%,  12/15/2024
h
688,880
Avolon Holdings Funding, Ltd.
325,000 5.250%,  5/15/2024
h
344,552
130,000 4.250%,  4/15/2026
h
134,906
Banco Santander Mexico SA
425,000 5.375%,  4/17/2025
h
458,469
Banco Santander SA
200,000 1.722%,  9/14/2027
b
191,743
Bank of America Corporation
300,000 4.200%,  8/26/2024 316,640
300,000 4.000%,  1/22/2025 315,742
600,000 3.458%,  3/15/2025
b
618,862
325,000 1.734%,  7/22/2027
b
315,216
525,000 3.824%,  1/20/2028
b
556,212
300,000 2.087%,  6/14/2029
b
288,351
225,000 3.974%,  2/7/2030
b
240,857
700,000 2.496%,  2/13/2031
b
680,183
400,000 2.592%,  4/29/2031
b
391,854
600,000 1.922%,  10/24/2031
b
555,892
725,000 4.244%,  4/24/2038
b
809,092
Bank of Montreal
341,000 1.500%,  1/10/2025 337,642
Barclays plc
550,000 4.972%,  5/16/2029
b
610,404
300,000 3.564%,  9/23/2035
b
296,229
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025
h
337,458
BNP Paribas SA
572,000 3.132%,  1/20/2033
b,h
565,852
BPCE SA
588,000 3.500%,  10/23/2027
h
605,934
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 290,401
Principal
Amount Long-Term Fixed Income (22.3%) Value
Financials (1.7%) - continued
Camden Property Trust
$ 400,000 3.150%,  7/1/2029 $ 414,132
CANPACK SA
220,000 3.125%,  11/1/2025
h
218,555
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 451,870
Cascades USA, Inc.
180,000 5.125%,  1/15/2026
h
182,250
Chobani, LLC
281,000 4.625%,  11/15/2028
h
280,961
Chubb INA Holdings, Inc.
225,000 4.350%,  11/3/2045 265,813
Citigroup, Inc.
408,000 0.981%,  5/1/2025
b
399,376
455,000 4.400%,  6/10/2025 484,608
299,000 1.281%,  11/3/2025
b
292,971
304,000 3.200%,  10/21/2026 315,084
468,000 3.668%,  7/24/2028
b
492,337
228,000 4.125%,  7/25/2028 244,159
99,000 3.520%,  10/27/2028
b
103,484
324,000 4.650%,  7/23/2048 390,241
CNA Financial Corporation
225,000 3.900%,  5/1/2029 243,851
Coinbase Global, Inc.
77,000 3.625%,  10/1/2031
h
67,086
Commerzbank AG
390,000 8.125%,  9/19/2023
h
423,630
Credit Acceptance Corporation
245,000 5.125%,  12/31/2024
h
247,450
Credit Agricole SA
400,000 6.875%,  9/23/2024
b,h,k
429,256
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,h,k
374,062
600,000 2.193%,  6/5/2026
b,h
592,666
Danske Bank AS
350,000 0.976%,  9/10/2025
b,h
339,590
Deutsche Bank AG
300,000 2.311%,  11/16/2027
b
291,414
525,000 3.729%,  1/14/2032
b
510,247
Discover Bank
480,000 4.682%,  8/9/2028
b
496,530
Drawbridge Special Opportunities
Fund, LP
235,000 3.875%,  2/15/2026
h
235,833
Duke Realty, LP
300,000 2.875%,  11/15/2029 305,983
EPR Properties
210,000 4.950%,  4/15/2028 220,914
306,000 3.600%,  11/15/2031 292,767
ERP Operating, LP
75,000 3.375%,  6/1/2025 78,342
First Horizon Bank
150,000 5.750%,  5/1/2030 175,812
First Horizon National Corporation
510,000 4.000%,  5/26/2025 538,315
First-Citizens Bank & Trust
Company
225,000 5.250%,  3/7/2025 245,221
480,000 6.125%,  3/9/2028 556,942
Fortress Transportation and
Infrastructure Investors, LLC
90,000 6.500%,  10/1/2025
h
92,451
58,000 9.750%,  8/1/2027
h
63,510

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Financials (1.7%) - continued
$ 105,000 5.500%,  5/1/2028
h
$ 101,614
FS KKR Capital Corporation
340,000 1.650%,  10/12/2024 329,744
125,000 4.250%,  2/14/2025
h
128,492
325,000 3.400%,  1/15/2026 323,868
GE Capital International Funding
Company
739,000 4.418%,  11/15/2035 842,858
Global Net Lease, Inc.
239,000 3.750%,  12/15/2027
h
229,979
Goldman Sachs Group, Inc.
250,000 3.625%,  2/20/2024 258,542
320,000 1.948%,  10/21/2027
b
311,442
145,000 1.992%,  1/27/2032
b
133,652
801,000 3.102%,  2/24/2033
b
805,583
195,000 4.750%,  10/21/2045 232,958
HCP, Inc.
87,000 3.400%,  2/1/2025 90,301
HSBC Holdings plc
510,000 1.162%,  11/22/2024
b
503,145
725,000 3.803%,  3/11/2025
b
750,128
275,000 3.900%,  5/25/2026 291,035
HUB International, Ltd.
145,000 5.625%,  12/1/2029
h
142,463
Icahn Enterprises, LP
76,000 4.750%,  9/15/2024 77,093
220,000 6.375%,  12/15/2025 223,940
50,000 6.250%,  5/15/2026 51,400
135,000 5.250%,  5/15/2027 135,972
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 260,095
iStar, Inc.
195,000 4.250%,  8/1/2025 193,671
J.P. Morgan Chase & Company
300,000 3.125%,  1/23/2025 310,598
300,000 0.824%,  6/1/2025
b
292,540
362,000 1.561%,  12/10/2025
b
356,464
375,000 1.040%,  2/4/2027
b
356,373
456,000 1.578%,  4/22/2027
b
441,150
575,000 4.203%,  7/23/2029
b
622,504
425,000 2.522%,  4/22/2031
b
414,179
525,000 1.953%,  2/4/2032
b
486,397
720,000 3.882%,  7/24/2038
b
776,637
608,000 3.157%,  4/22/2042
b
595,455
Jefferies Finance, LLC
160,000 5.000%,  8/15/2028
h
158,147
Kimco Realty Corporation
424,000 3.300%,  2/1/2025 438,336
Lloyds Banking Group plc
550,000 3.870%,  7/9/2025
b
573,383
LPL Holdings, Inc.
205,000 4.000%,  3/15/2029
h
198,961
Macquarie Group, Ltd.
344,000 1.201%,  10/14/2025
b,h
335,904
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
h
483,062
MGM Growth Properties Operating
Partnership, LP
688,000 4.625%,  6/15/2025
h
718,960
256,000 5.750%,  2/1/2027 282,880
Principal
Amount Long-Term Fixed Income (22.3%) Value
Financials (1.7%) - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 400,000 0.962%,  10/11/2025
b
$ 388,986
290,000 3.287%,  7/25/2027 302,626
350,000 2.048%,  7/17/2030 330,295
Morgan Stanley
275,000 2.188%,  4/28/2026
b
274,404
450,000 4.350%,  9/8/2026 486,150
468,000 3.591%,  7/22/2028
b
491,088
440,000 3.622%,  4/1/2031
b
465,127
445,000 2.802%,  1/25/2052
b
408,076
MPT Operating Partnership, LP
138,000 4.625%,  8/1/2029 141,904
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 311,794
NatWest Group plc
475,000 6.000%,  12/29/2025
b,k
500,223
225,000 4.445%,  5/8/2030
b
244,376
290,000 3.032%,  11/28/2035
b
275,814
Navient Corporation
140,000 5.500%,  1/25/2023 142,975
70,000 5.000%,  3/15/2027 67,789
Nippon Life Insurance Company
450,000 5.100%,  10/16/2044
b,h
479,250
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 439,185
375,000 3.375%,  2/1/2031 368,159
OneMain Finance Corporation
190,000 6.875%,  3/15/2025 206,150
180,000 7.125%,  3/15/2026 197,880
105,000 3.500%,  1/15/2027 99,727
Owl Rock Capital Corporation
150,000 4.250%,  1/15/2026 154,888
650,000 3.400%,  7/15/2026 647,028
Owl Rock Technology Finance
Corporation
150,000 4.750%,  12/15/2025
h
156,450
Park Aerospace Holdings, Ltd.
325,000 4.500%,  3/15/2023
h
333,084
Park Intermediate Holdings, LLC
80,000 4.875%,  5/15/2029
h
79,074
PennyMac Financial Services, Inc.
145,000 4.250%,  2/15/2029
h
130,776
Playtika Holding Corporation
146,000 4.250%,  3/15/2029
h
139,613
Principal Life Global Funding II
500,000 1.250%,  8/16/2026
h
479,784
Prudential Financial, Inc.
175,000 3.700%,  3/13/2051 186,456
Radian Group, Inc.
140,000 4.875%,  3/15/2027 144,900
Realty Income Corporation
120,000 4.125%,  10/15/2026 130,459
385,000 2.850%,  12/15/2032 383,209
Regency Centers, LP
350,000 4.125%,  3/15/2028 380,056
Rocket Mortgage Co-Issuer, Inc.
215,000 3.625%,  3/1/2029
h
201,001
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
b
576,255
Service Properties Trust
66,000 4.650%,  3/15/2024 64,185
150,000 4.750%,  10/1/2026 139,410

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Financials (1.7%) - continued
$ 26,000 4.950%,  2/15/2027 $ 24,180
130,000 5.500%,  12/15/2027 128,804
Simon Property Group, LP
800,000 3.800%,  7/15/2050 849,935
Societe Generale SA
234,000 4.750%,  11/24/2025
h
248,916
Spirit Realty, LP
525,000 2.100%,  3/15/2028 502,755
Standard Chartered plc
399,000 1.822%,  11/23/2025
b,h
391,412
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 235,693
200,000 1.710%,  1/12/2031 183,199
Sumitomo Mitsui Trust Bank, Ltd.
640,000 0.800%,  9/16/2024
h
621,538
Synchrony Financial
350,000 3.950%,  12/1/2027 365,815
UDR, Inc.
425,000 2.100%,  8/1/2032 390,871
United Wholesale Mortgage, LLC
145,000 5.500%,  4/15/2029
h
132,806
VICI Properties, LP
85,000 4.250%,  12/1/2026
h
85,956
50,000 3.750%,  2/15/2027
h
49,506
150,000 4.625%,  12/1/2029
h
154,391
Wells Fargo & Company
285,000 3.000%,  2/19/2025 292,608
400,000 3.000%,  4/22/2026 411,162
304,000 3.000%,  10/23/2026 312,339
775,000 2.393%,  6/2/2028
b
768,589
550,000 4.900%,  11/17/2045 647,546
Welltower, Inc.
450,000 2.050%,  1/15/2029 432,297
Total 61,366,289
Mortgage-Backed Securities (6.0%)
Federal National Mortgage
Association
10,453,492 2.500%,  12/1/2051 10,475,353
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
24,275,000 2.000%,  3/1/2036
e
24,337,110
9,127,000 1.500%,  2/1/2037
e
8,981,360
7,000,000 2.000%,  2/1/2037
e
7,032,676
6,000,000 2.500%,  3/1/2037
e
6,117,773
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
46,950,000 2.000%,  2/1/2052
e
45,768,914
1,593,000 2.500%,  2/1/2052
e,l
1,590,262
20,975,000 2.000%,  3/1/2052
e
20,402,190
39,857,000 2.500%,  3/1/2052
e,l
39,690,232
29,875,000 3.000%,  3/1/2052
e
30,444,492
2,750,000 3.000%,  2/1/2048
e
2,809,297
12,250,000 3.500%,  3/1/2049
e
12,728,516
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
1,750,000 2.500%,  2/1/2052
e
1,760,937
4,250,000 2.500%,  3/1/2052
e
4,267,764
Total 216,406,876
Principal
Amount Long-Term Fixed Income (22.3%) Value
Technology (0.4%)
Analog Devices, Inc.
$ 700,000 2.950%,  10/1/2051 $ 672,826
Apple, Inc.
795,000 3.750%,  9/12/2047 861,501
Black Knight InfoServ, LLC
175,000 3.625%,  9/1/2028
h
167,856
Broadcom Corporation
68,000 3.875%,  1/15/2027 71,701
Broadcom, Inc.
275,000 5.000%,  4/15/2030 307,538
75,000 3.469%,  4/15/2034
h
74,289
457,000 3.137%,  11/15/2035
h
433,183
380,000 3.187%,  11/15/2036
h
360,912
CommScope Technologies
Finance, LLC
156,000 6.000%,  6/15/2025
h
151,946
CommScope, Inc.
125,000 7.125%,  7/1/2028
h
116,562
Dell International, LLC
656,000 6.020%,  6/15/2026 744,498
75,000 8.350%,  7/15/2046 118,341
Fiserv, Inc.
250,000 2.250%,  6/1/2027 247,436
370,000 2.650%,  6/1/2030 362,329
Gartner, Inc.
200,000 3.625%,  6/15/2029
h
194,000
230,000 3.750%,  10/1/2030
h
223,100
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
h
139,790
165,000 4.875%,  9/15/2029
h
162,880
140,000 5.250%,  7/15/2030
h
139,013
164,000 4.500%,  2/15/2031
h
155,503
Lam Research Corporation
700,000 2.875%,  6/15/2050 654,488
Microchip Technology, Inc.
300,000 0.983%,  9/1/2024
h
291,709
Micron Technology, Inc.
600,000 4.663%,  2/15/2030 663,264
Microsoft Corporation
660,000 3.041%,  3/17/2062 647,682
960,000 3.700%,  8/8/2046 1,079,097
Minerva Merger Sub, Inc.
164,000 6.500%,  2/15/2030
e,h
163,590
MSCI, Inc.
210,000 4.000%,  11/15/2029
h
211,313
NCR Corporation
364,000 6.125%,  9/1/2029
h
382,582
NVIDIA Corporation
500,000 3.500%,  4/1/2040 529,017
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028
h
133,965
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029
h
167,321
305,000 3.250%,  5/11/2041
h
293,499
Open Text Corporation
175,000 4.125%,  2/15/2030
h
170,959
Oracle Corporation
420,000 3.850%,  7/15/2036 418,357
700,000 3.600%,  4/1/2040 647,575
575,000 4.000%,  7/15/2046 545,539
PTC, Inc.
100,000 3.625%,  2/15/2025
h
100,375

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Technology (0.4%) - continued
$ 60,000 4.000%,  2/15/2028
h
$ 59,468
Qorvo, Inc.
490,000 3.375%,  4/1/2031
h
477,334
Rackspace Technology Global,
Inc.
140,000 5.375%,  12/1/2028
f,h
130,550
Seagate HDD Cayman
235,000 3.125%,  7/15/2029 217,986
195,000 3.375%,  7/15/2031 181,058
Sensata Technologies, Inc.
240,000 3.750%,  2/15/2031
h
225,523
Shift4 Payments, LLC
50,000 4.625%,  11/1/2026
h
50,760
SS&C Technologies, Inc.
377,000 5.500%,  9/30/2027
h
389,335
Switch, Ltd.
160,000 3.750%,  9/15/2028
h
152,621
Texas Instruments, Inc.
540,000 4.150%,  5/15/2048 634,317
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
h
114,460
VMware, Inc.
350,000 4.650%,  5/15/2027 384,075
Total 15,823,023
Transportation (0.1%)
Air Canada
55,000 3.875%,  8/15/2026
h
53,646
Air Canada Pass Through Trust
43,783 3.875%,  3/15/2023
h
43,907
American Airlines, Inc.
285,000 11.750%,  7/15/2025
h
344,973
325,000 5.500%,  4/20/2026
h
332,719
50,000 5.750%,  4/20/2029
h
51,187
Avis Budget Car Rental, LLC
145,000 5.375%,  3/1/2029
f,h
145,302
Burlington Northern Santa Fe, LLC
235,000 5.750%,  5/1/2040 312,037
260,000 4.450%,  3/15/2043 303,159
Canadian Pacific Railway
Company
392,000 3.100%,  12/2/2051 374,278
261,000 3.000%,  12/2/2041 250,659
CSX Corporation
270,000 3.800%,  4/15/2050 286,823
Delta Air Lines, Inc.
86,000 7.000%,  5/1/2025
h
96,308
479,000 4.750%,  10/20/2028
h
511,297
Hertz Corporation
145,000 4.625%,  12/1/2026
h
140,679
174,000 5.000%,  12/1/2029
h
167,545
Southwest Airlines Company
608,000 2.625%,  2/10/2030 589,164
United Airlines, Inc.
221,000 4.375%,  4/15/2026
h
219,365
150,000 4.625%,  4/15/2029
h
148,420
VistaJet Malta Finance plc
70,000 6.375%,  2/1/2030
h
69,563
XPO Logistics, Inc.
85,000 6.250%,  5/1/2025
h
87,981
Total 4,529,012
Principal
Amount Long-Term Fixed Income (22.3%) Value
U.S. Government & Agencies (7.6%)
U.S. Treasury Bonds
$ 6,200,000 1.625%,  11/15/2050 $ 5,533,742
2,055,000 2.250%,  11/15/2027 2,118,336
21,400,000 2.875%,  5/15/2028 22,878,773
5,090,000 5.250%,  11/15/2028 6,239,425
10,000,000 1.625%,  8/15/2029 9,924,219
12,370,000 1.500%,  2/15/2030 12,142,894
750,000 0.875%,  11/15/2030 696,299
9,780,000 1.375%,  11/15/2031 9,423,947
1,175,000 4.375%,  5/15/2040 1,587,765
10,800,000 1.375%,  11/15/2040 9,468,984
560,000 3.000%,  5/15/2042 637,809
15,871,000 2.500%,  5/15/2046 16,823,880
13,950,000 2.875%,  5/15/2049 16,129,143
U.S. Treasury Notes
11,200,000 0.125%,  12/31/2022 11,133,937
7,790,000 0.125%,  1/31/2023 7,736,444
5,250,000 2.500%,  3/31/2023 5,348,027
420,000 0.125%,  4/30/2023 415,915
21,720,000 0.125%,  7/31/2023 21,426,441
8,710,000 0.125%,  8/31/2023 8,582,412
1,750,000 0.125%,  10/15/2023 1,721,152
3,345,000 0.750%,  12/31/2023 3,318,867
16,750,000 2.500%,  1/31/2024 17,185,762
5,990,000 2.125%,  7/31/2024 6,115,182
10,000,000 1.250%,  8/31/2024 9,985,938
5,740,000 2.250%,  11/15/2024 5,881,930
6,340,000 2.125%,  11/30/2024 6,473,982
700,000 1.375%,  1/31/2025 699,617
4,625,000 0.250%,  8/31/2025 4,425,186
9,100,000 2.625%,  1/31/2026 9,481,063
8,200,000 0.500%,  2/28/2026 7,858,227
23,740,000 2.500%,  2/28/2026 24,628,395
7,450,000 0.500%,  4/30/2027 7,028,318
1,700,000 0.750%,  1/31/2028 1,606,766
Total 274,658,777
Utilities (0.4%)
AES Corporation
229,000 3.950%,  7/15/2030
h
236,832
Ameren Illinois Company
390,000 4.500%,  3/15/2049 475,783
American Electric Power
Company, Inc.
327,000 3.875%,  2/15/2062
b
320,768
196,000 2.031%,  3/15/2024 196,196
American Water Capital
Corporation
700,000 2.800%,  5/1/2030 706,458
Appalachian Power Company
155,000 3.300%,  6/1/2027 162,042
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 301,926
Calpine Corporation
255,000 4.500%,  2/15/2028
h
249,237
CenterPoint Energy Resources
Corporation
400,000 1.750%,  10/1/2030 369,929
CenterPoint Energy, Inc.
355,000 4.250%,  11/1/2028 386,611
CMS Energy Corporation
228,000 2.950%,  2/15/2027 232,587

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.3%) Value
Utilities (0.4%) - continued
Commonwealth Edison Company
$ 290,000 3.700%,  3/1/2045 $ 304,586
Consolidated Edison Company of
New York, Inc.
425,000 4.125%,  5/15/2049 460,009
Consolidated Edison, Inc.
114,000 4.500%,  12/1/2045 126,929
Consumers Energy Company
475,000 4.350%,  4/15/2049 567,706
Dominion Energy South Carolina,
Inc.
335,000 5.100%,  6/1/2065 445,084
DTE Electric Company
215,000 3.700%,  3/15/2045 227,916
245,000 3.700%,  6/1/2046 260,309
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 458,353
Duke Energy Corporation
304,000 3.750%,  9/1/2046 309,754
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 220,350
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 329,536
Edison International
525,000 5.750%,  6/15/2027 588,569
Exelon Corporation
265,000 4.700%,  4/15/2050 314,064
459,000 4.450%,  4/15/2046 525,610
FirstEnergy Corporation
100,000 3.350%,  7/15/2022 99,883
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 188,377
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
h
271,007
Mississippi Power Company
310,000 3.950%,  3/30/2028 333,292
National Rural Utilities Cooperative
Finance Corporation
275,000 3.700%,  3/15/2029 294,088
NextEra Energy Operating
Partners, LP
225,000 3.875%,  10/15/2026
h
226,687
NiSource Finance Corporation
435,000 5.650%,  2/1/2045 553,928
NRG Energy, Inc.
235,000 3.375%,  2/15/2029
h
217,085
65,000 5.250%,  6/15/2029
h
66,885
Pacific Gas and Electric Company
592,000 4.950%,  7/1/2050 604,389
365,000 3.300%,  12/1/2027 364,400
366,000 4.550%,  7/1/2030 380,864
PG&E Corporation
151,000 5.000%,  7/1/2028 151,000
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 258,491
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 612,906
Southern California Edison
Company
320,000 4.000%,  4/1/2047 333,159
Principal
Amount Long-Term Fixed Income (22.3%) Value
Utilities (0.4%) - continued
Southern Company
$ 249,000 3.250%,  7/1/2026 $ 259,675
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 210,545
Southwestern Electric Power
Company
110,000 3.900%,  4/1/2045 111,993
Suburban Propane Partners, LP
260,000 5.875%,  3/1/2027 266,500
85,000 5.000%,  6/1/2031
h
83,725
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
h
237,938
Virginia Electric and Power
Company
375,000 4.600%,  12/1/2048 449,266
Vistra Operations Company, LLC
190,000 5.000%,  7/31/2027
h
191,501
Total 15,544,728
Total Long-Term Fixed Income
(cost $804,112,295) 806,467,040
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
22,811,955 Thrivent Cash Management Trust 22,811,955
Total Collateral Held for
Securities Loaned
(cost $22,811,955) 22,811,955
Shares or
Principal
Amount Short-Term Investments ( 17.1% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.050%, 2/2/2022
m,n
400,000
4,500,000 0.035%, 2/9/2022
m
4,499,980
1,000,000 0.037%, 2/11/2022
m
999,994
3,000,000 0.030%, 2/15/2022
m,n
2,999,977
900,000 0.040%, 2/18/2022
m,n
899,991
1,300,000 0.040%, 2/23/2022
m,n
1,299,984
6,300,000 0.030%, 3/2/2022
m,n
6,299,493
700,000 0.045%, 3/8/2022
m,n
699,932
11,100,000 0.036%, 3/16/2022
m,n
11,098,675
1,300,000 0.080%, 3/23/2022
m,n
1,299,819
500,000 0.190%, 4/27/2022
m,n
499,776
800,000 0.135%, 6/17/2022
m,n
798,885
Thrivent Core Short-Term Reserve
Fund
58,123,113 0.210% 581,231,123
U.S. Treasury Bills
3,200,000 0.047%, 2/17/2022
m,o
3,199,957
100,000 0.039%, 3/24/2022
m,o
99,989
3,500,000 0.125%, 4/14/2022
m,p
3,499,053
Total Short-Term Investments
(cost $619,697,374) 619,826,628
Total Investments (cost
$3,249,830,644) 106.3% $3,849,567,422
Other Assets and Liabilities, Net
(6.3%) (226,453,254)
Total Net Assets 100.0% $3,623,114,168

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $147,148,416 or
4.1% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l All or a portion of the security was earmarked to cover
written options.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At January 31, 2022, $1,717,535 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of January 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 2,935,512
Common Stock 19,325,446
Total lending $22,260,958
Gross amount payable upon return of
collateral for securities loaned $22,811,955
Net amounts due to counterparty $550,997
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,836,608 – 2,004,766 831,842
Capital Goods 9,333,963 – 8,793,963 540,000
Communications Services 6,580,944 – 6,212,429 368,515
Consumer Cyclical 6,267,493 – 5,941,900 325,593
Consumer Non-Cyclical 7,852,629 – 7,599,629 253,000
Energy 1,097,078 – 1,097,078 –
Financials 2,397,996 – 2,236,046 161,950
Technology 5,561,092 – 5,561,092 –
Transportation 2,581,114 – 2,581,114 –
Utilities 1,487,565 – 1,487,565 –
Registered Investment Companies
Unaffiliated 34,589,399 34,589,399 – –
Affiliated 1,284,134,818 1,284,134,818 – –
Common Stock
Communications Services 50,821,536 50,810,721 – 10,815
Consumer Discretionary 92,720,290 92,720,290 – –
Consumer Staples 29,937,057 29,937,057 – –
Energy 34,595,681 34,595,681 – –
Financials 131,222,645 129,680,100 1,542,545 –
Health Care 94,095,044 94,095,044 – –
Industrials 131,876,995 131,227,357 649,638 –
Information Technology 171,146,084 168,579,936 2,566,148 –
Materials 31,257,098 30,749,079 508,017 2
Real Estate 49,381,098 49,381,098 – –
Utilities 22,830,359 22,830,359 – –
Long-Term Fixed Income
Asset-Backed Securities 38,860,334 – 38,860,334 –
Basic Materials 6,730,755 – 6,730,755 –
Capital Goods 13,177,595 – 13,177,595 –
Collateralized Mortgage Obligations 46,986,324 – 46,986,324 –
Commercial Mortgage-Backed Securities 12,509,676 – 12,509,676 –
Communications Services 24,623,685 – 24,623,685 –
Consumer Cyclical 27,369,299 – 27,369,299 –
Consumer Non-Cyclical 28,271,817 – 28,271,817 –
Energy 19,608,850 – 19,608,850 –
Financials 61,366,289 – 61,366,289 –
Mortgage-Backed Securities 216,406,876 – 216,406,876 –
Technology 15,823,023 – 15,823,023 –
Transportation 4,529,012 – 4,529,012 –
U.S. Government & Agencies 274,658,777 – 274,658,777 –
Utilities 15,544,728 – 15,544,728 –
Short-Term Investments 38,595,505 – 38,595,505 –
Subtotal Investments in Securities $3,049,667,131 $2,153,330,939 $893,844,475 $2,491,717
Other Investments  * Total
Affiliated Registered Investment Companies 195,857,213
Affiliated Short-Term Investments 581,231,123
Collateral Held for Securities Loaned 22,811,955
Subtotal Other Investments $799,900,291
Total Investments at Value $3,849,567,422
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 16,824,595 16,824,595 – –
Total Asset Derivatives $16,824,595 $16,824,595 $– $–
Liability Derivatives
Futures Contracts 22,683,860 22,683,860 – –
Call Options Written 5,753 – – 5,753
Credit Default Swaps 279,833 – 279,833 –
Total Liability Derivatives $22,969,446 $22,683,860 $279,833 $5,753
The following table presents Moderate Allocation Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling
$24,337,995 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 35 March 2022 $ 4,552,574 ( $ 73,667)
CBOT 2-Yr. U.S. Treasury Note 46 March 2022 10,042,134 (75,947)
CBOT 5-Yr. U.S. Treasury Note 54 March 2022 6,536,278 (99,309)
CBOT U.S. Long Bond 229 March 2022 36,696,210 (1,058,085)
CME E-mini Russell 2000 Index 27 March 2022 2,989,222 (256,282)
CME E-mini S&P 500 Index 2,565 March 2022 597,721,152 (20,051,090)
CME E-mini S&P Mid-Cap 400 Index 8 March 2022 2,227,864 (124,104)
CME Ultra Long Term U.S. Treasury Bond 151 March 2022 29,292,493 (762,931)
ICE mini MSCI EAFE Index 49 March 2022 5,607,955 (131,470)
Ultra 10-Yr. U.S. Treasury Note 19 March 2022 2,764,710 (50,975)
Total Futures Long Contracts $ 698,430,592 ( $ 22,683,860)
CBOT 10-Yr. U.S. Treasury Note (99) March 2022 ( $ 12,789,293) $ 120,387
CBOT 2-Yr. U.S. Treasury Note (306) March 2022 (66,497,462) 200,649
CBOT 5-Yr. U.S. Treasury Note (398) March 2022 (48,086,517) 643,671
CME E-mini Russell 2000 Index (718) March 2022 (79,713,935) 7,037,975
CME E-mini S&P Mid-Cap 400 Index (587) March 2022 (162,939,457) 8,576,067
ICE US mini MSCI Emerging Markets Index (237) March 2022 (14,627,931) 114,052
Ultra 10-Yr. U.S. Treasury Note (64) March 2022 (9,272,794) 131,794
Total Futures Short Contracts ( $ 393,927,389) $16,824,595
Total Futures Contracts $ 304,503,203 ($5,859,265)

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderate Allocation Fund's options contracts held as of January 31, 2022.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (10.50) $ 101.81 February 2022 ( $ 10,481,953) ( $ 11) $ 64,384
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (10.50) 100.94 March 2022 (10,456,066) (5,742) 27,070
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($5,753) $91,454
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderate Allocation Fund's swaps contracts held as of January 31, 2022. Investments totaling $1,773,967 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Sell 12/20/2026 ( $ 12,710,000) $ – ( $ 279,833) ( $ 279,833)
Total Credit Default Swaps $– ($279,833) ($279,833)
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $80,127 $867 $8,400 $69,504 7,474 1.9%
Core Emerging Markets Equity 21,998 1,941 – 21,685 2,038 0.6
Core International Equity 11,982 554 – 11,403 1,104 0.3
Core Low Volatility Equity 93,855 14,080 – 93,265 7,338 2.6
Global Stock, Class S 77,695 10,002 – 74,207 2,694 2.0
High Yield, Class S 43,001 501 – 42,297 9,316 1.2
Income, Class S 138,203 3,237 – 134,000 14,455 3.7
International Allocation, Class S 163,548 14,520 – 156,328 14,692 4.3
Large Cap Growth, Class S 333,943 18,772 – 303,425 16,410 8.4
Large Cap Value, Class S 285,688 21,436 – 290,809 10,287 8.0
Limited Maturity Bond, Class S 69,838 289 – 69,187 5,544 1.9
Mid Cap Stock, Class S 182,847 18,015 – 169,636 4,877 4.7
Small Cap Stock, Class S 46,705 4,804 – 44,247 1,455 1.2
Total Affiliated Registered Investment
Companies 1,549,430 1,479,993 40.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% 574,318 489,503 482,590 581,231 58,123 16.0
Total Affiliated Short-Term Investments 574,318 581,231 16.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   22,874 141,388 141,450 22,812 22,812 0.6
Total Collateral Held for Securities Loaned 22,874 22,812 0.6
Total Value $2,146,622 $2,084,036
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(438) $(2,652) $– $867
Core Emerging Markets Equity – (2,254) 1,464 477
Core International Equity – (1,133) – 555
Core Low Volatility Equity Fund – (14,670) 12,746 1,334
Global Stock, Class S – (13,490) 9,149 854
High Yield, Class S – (1,205) – 503
Income, Class S – (7,440) 2,262 975
International Allocation, Class S – (21,740) 10,788 3,731
Large Cap Growth, Class S – (49,290) 18,772 –
Large Cap Value, Class S – (16,315) 17,850 3,586
Limited Maturity Bond, Class S – (940) 37 253
Mid Cap Stock, Class S – (31,226) 17,847 168
Small Cap Stock, Class S – (7,262) 4,549 254
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% – – – 270
Total Income/Non Income Cash from Affiliated Investments $13,827
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 8 21
Total Affiliated Income from Securities Loaned, Net $21
Total $(438) $(169,617) $95,472

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.7% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 350,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
$ 350,000
Hexion, Inc., Term Loan
147,355
3.720%,  (LIBOR 3M +
3.500%), 7/1/2026
b
147,355
INEOS US Petrochem, LLC, Term
Loan
238,800
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
238,129
Innophos Holdings, Inc., Term
Loan
147,375
3.855%,  (LIBOR 1M +
3.750%), 2/7/2027
b
146,760
Momentive Performance Materials
USA, LLC, Term Loan
146,250
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
146,129
Nouryon USA, LLC, Term Loan
286,509
3.105%,  (LIBOR 1M +
3.000%), 10/1/2025
b
284,432
Pixelle Specialty Solutions, LLC,
Term Loan
255,940
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
254,479
Sparta US HoldCo, LLC, Term
Loan
60,000
4.250%,  (LIBOR 1M +
3.500%), 8/2/2028
b
59,925
Venator Finance SARL, Term Loan
178,140
3.105%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
175,022
Total 1,802,231
Capital Goods (0.2%)
Bingo Industries, Ltd., Term Loan
124,687
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b
124,376
BW Holding, Inc., Delayed Draw
55,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
54,954
BW Holding, Inc., Term Loan
209,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b
208,826
Flex Acquisition Company, Inc.,
Term Loan
308,585
3.214%,  (LIBOR 3M +
3.000%), 6/29/2025
b
306,761
138,258
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
137,965
Gemini HDPE, LLC, Term Loan
210,554
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
210,116
GFL Environmental, Inc., Term
Loan
217,800
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
217,830
Graham Packaging Company,
Inc., Term Loan
223,312
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
222,475
Grinding Media, Inc., Term Loan
344,138
4.750%,  (LIBOR 3M +
4.000%), 10/12/2028
b
343,924
Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.2%) - continued
Groupe Solmax, Inc., Term Loan
$ 304,871
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
$ 305,445
HRNI Holdings, LLC, Term Loan
170,000
5.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b
170,425
Hyperion Materials &
Technologies, Inc., Term Loan
212,500
5.000%,  (LIBOR 1M +
4.500%), 8/30/2028
b
213,191
LABL, Inc., Term Loan
85,000
5.500%,  (LIBOR 3M +
5.000%), 10/29/2028
b,d,e
85,451
LRS Holdings, LLC, Term Loan
170,000
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
170,000
LTR Intermediate Holdings, Inc.,
Term Loan
172,000
5.500%,  (LIBOR 2M +
4.500%), 5/7/2028
b,c,d,e
172,000
Mauser Packaging Solutions
Holding Company, Term Loan
219,821
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
217,588
Pactiv Evergreen Group Holdings,
Inc., Term Loan
198,000
3.355%,  (LIBOR 1M +
3.250%), 2/5/2026
b
196,483
Quikrete Holdings Inc., Term Loan
205,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
204,395
RLG Holdings, LLC, Term Loan
187,975
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
187,975
TransDigm, Inc., Term Loan
509,600
2.355%,  (LIBOR 1M +
2.250%), 12/9/2025
b
503,964
TricorBraun Holdings, Inc., Term
Loan
278,685
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
276,726
Trident TPI Holdings, Inc., Delayed
Draw
24,975
4.201%,  (LIBOR 2M +
4.000%), 9/17/2028
b,d,e
24,992
Trident TPI Holdings, Inc., Term
Loan
184,537
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b
184,668
Venga Finance SARL, Term Loan
170,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
165,378
Vertiv Group Corporation, Term
Loan
752,400
2.852%,  (LIBOR 1M +
2.750%), 3/2/2027
b
748,217
Waterlogic USA Holdings, Inc.,
Term Loan
189,525
4.974%,  (LIBOR 3M +
4.750%), 8/12/2028
b
189,525
Total 5,843,650

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%)
Allen Media, LLC, Term Loan
$ 169,144
5.724%,  (LIBOR 3M +
5.500%), 2/10/2027
b
$ 168,510
Altice France SA, Term Loan
166,687
3.500%,  (LIBOR 3M +
2.750%), 7/31/2025
b
164,437
Cablevision Lightpath, LLC, Term
Loan
217,250
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
216,490
CCI Buyer, Inc., Term Loan
59,550
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
59,624
CommScope, Inc., Term Loan
274,882
3.355%,  (LIBOR 1M +
3.250%), 4/4/2026
b
269,843
DIRECTV Financing, LLC, Term
Loan
376,338
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
376,575
E.W. Scripps Company, Term Loan
170,919
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
170,705
Entercom Media Corporation, Term
Loan
183,653
2.609%,  (LIBOR 1M +
2.500%), 11/17/2024
b
181,036
iHeartCommunications, Inc., Term
Loan
151,184
3.105%,  (LIBOR 1M +
3.000%), 5/1/2026
b
150,321
Metronet Systems Holdings, LLC,
Term Loan
309,516
4.500%,  (LIBOR 1M +
4.000%), 6/2/2028
b
308,278
NEP Group, Inc., Term Loan
198,850
3.355%,  (LIBOR 1M +
3.250%), 10/20/2025
b
194,432
30,000
7.105%,  (LIBOR 1M +
7.000%), 10/19/2026
b
29,239
Nexstar Media, Inc., Term Loan
327,810
2.602%,  (LIBOR 1M +
2.500%), 9/19/2026
b
326,580
ORBCOMM, Inc., Term Loan
184,537
5.000%,  (LIBOR 1M +
4.250%), 9/1/2028
b
184,691
Peraton Corporation, Term Loan
287,825
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
287,344
Sharp Midco, LLC, Term Loan
69,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
68,914
Terrier Media Buyer, Inc., Term
Loan
292,050
3.605%,  (LIBOR 1M +
3.500%), 12/17/2026
b
289,778
Univision Communications, Inc.,
Term Loan
170,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,d,e
169,682
Voyage Australia, Pty. Ltd., Term
Loan
179,550
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
179,214
Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%) - continued
Xplornet Communications, Inc.,
Term Loan
$ 184,538
4.500%,  (LIBOR 1M +
4.000%), 10/1/2028
b
$ 184,106
165,000
7.500%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
165,413
Total 4,145,212
Consumer Cyclical (0.1%)
ACProducts Holdings, Inc., Term
Loan
144,275
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
143,347
AI Aqua Merger Sub, Inc., Delayed
Draw
23,750
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
23,777
AI Aqua Merger Sub, Inc., Term
Loan
190,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
190,215
American Trailer World
Corporation, Term Loan
208,950
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
207,579
Caesars Resort Collection, LLC,
Term Loan
154,219
3.605%,  (LIBOR 1M +
3.500%), 7/20/2025
b
154,026
Carnival Corporation, Term Loan
168,715
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
166,848
Cengage Learning, Inc., Term
Loan
339,150
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
339,920
CP Atlas Buyer, Inc., Term Loan
188,588
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
187,739
Golden Entertainment, Inc., Term
Loan
371,456
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
370,412
Great Canadian Gaming
Corporation, Term Loan
115,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
115,057
Michaels Companies, Inc., Term
Loan
353,225
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
347,927
Penn National Gaming, Inc., Term
Loan
143,239
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
143,000
Scientific Games International,
Inc., Term Loan
770,218
2.855%,  (LIBOR 1M +
2.750%), 8/14/2024
b
767,669
Secure Acquisition, Inc., Delayed
Draw
27,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
26,966

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Secure Acquisition, Inc., Term
Loan
$ 180,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
$ 179,775
Staples, Inc., Term Loan
85,583
4.632%,  (LIBOR 3M +
4.500%), 9/12/2024
b
83,872
129,081
5.132%,  (LIBOR 3M +
5.000%), 4/12/2026
b
123,031
Tenneco, Inc., Term Loan
217,201
3.105%,  (LIBOR 1M +
3.000%), 10/1/2025
b
214,521
Truck Hero, Inc., Term Loan
54,588
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
54,414
Wyndham Hotels & Resorts, Inc.,
Term Loan
135,450
1.855%,  (LIBOR 1M +
1.750%), 5/30/2025
b
134,137
Total 3,974,232
Consumer Non-Cyclical (0.1%)
Adient US, LLC, Term Loan
94,525
3.605%,  (LIBOR 1M +
3.500%), 4/8/2028
b
94,466
Alltech, Inc., Term Loan
155,000
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
155,000
Bausch Health Americas, Inc.,
Term Loan
368,940
3.105%,  (LIBOR 1M +
3.000%), 6/1/2025
b
365,867
Bausch Health Companies, Inc.,
Term Loan
250,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
247,890
Bellring Brands, LLC, Term Loan
179,660
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
179,532
Blue Ribbon, LLC, Term Loan
230,594
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
228,864
Chobani, LLC, Term Loan
113,562
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
113,704
City Brewing Company, LLC, Term
Loan
330,638
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
314,106
CNT Holdings I Corporation, Term
Loan
148,875
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
148,783
50,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
50,188
Endo Luxembourg Finance
Company I SARL, Term Loan
342,413
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
332,900
Gainwell Acquisition Corporation,
Term Loan
396,992
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
397,116
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Global Medical Response, Inc.,
Term Loan
$ 96,002
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
$ 95,762
802,972
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
802,474
Herens US Holdco Corporation,
Term Loan
318,400
4.750%,  (LIBOR 2M +
4.000%), 7/2/2028
b
318,053
Mamba Purchaser, Inc., Term Loan
35,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
35,088
Packaging Coordinators Midco,
Inc., Term Loan
169,573
4.500%,  (LIBOR 3M +
3.750%), 11/30/2027
b
169,396
Petco Health & Wellness
Company, Inc., Term Loan
243,162
4.000%,  (LIBOR 3M +
3.250%), 3/4/2028
b
242,803
PetSmart, LLC, Term Loan
353,225
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
352,451
Precision Medicine Group, LLC,
Delayed Draw
29,423
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
29,285
Precision Medicine Group, LLC,
Term Loan
223,321
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
222,274
Total 4,896,002
Energy (<0.1%)
Calpine Corporation, Term Loan
282,150
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
279,907
Energizer Holdings, Inc., Term
Loan
133,650
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
133,190
GIP II Blue Holding LP, Term Loan
332,168
5.500%,  (LIBOR 3M +
4.500%), 9/29/2028
b
331,836
Total 744,933
Financials (<0.1%)
Asurion, LLC, Term Loan
301,950
3.355%,  (LIBOR 1M +
3.250%), 12/23/2026
b
299,685
109,175
3.355%,  (LIBOR 1M +
3.250%), 7/31/2027
b
108,411
195,000
5.355%,  (LIBOR 1M +
5.250%), 2/3/2028
b
195,162
215,000
5.355%,  (LIBOR 1M +
5.250%), 1/15/2029
b
215,135
Digicel International Finance, Ltd.,
Term Loan
257,506
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
250,939

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Financials (<0.1%) - continued
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
$ 103,000
0.000%,  (SOFRRATE +
7.000%), 1/24/2030
b,c,d,e
$ 101,713
Tiger Acquisition, LLC, Term Loan
114,425
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
113,158
Tronox Finance, LLC, Term Loan
124,892
2.454%,  (LIBOR 1M +
2.250%), 3/11/2028
b
124,067
Total 1,408,270
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
248,493
3.799%,  (LIBOR 1M +
3.500%), 8/21/2026
b
244,828
Crown Subsea Communications
Holding, Inc., Term Loan
268,459
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
269,914
Gogo Intermediate Holdings, LLC,
Term Loan
288,550
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
288,250
Gridiron Fiber Corporation, Term
Loan
130,000
5.250%,  (LIBOR 3M +
4.500%), 10/4/2028
b
128,253
Lummus Technology Holdings V,
LLC, Term Loan
505,447
3.605%,  (LIBOR 1M +
3.500%), 6/30/2027
b
503,239
Prime Security Services Borrower,
LLC, Term Loan
660,013
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
657,722
Rackspace Technology Global,
Inc., Term Loan
426,775
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
422,328
Redstone Holdco 2 LP, Term Loan
164,689
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
152,502
94,139
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
83,502
SS&C Technologies, Inc., Term
Loan
26,583
1.855%,  (LIBOR 1M +
1.750%), 4/16/2025
b
26,251
23,870
1.855%,  (LIBOR 1M +
1.750%), 4/16/2025
b
23,571
Verscend Holding Corporation,
Term Loan
99,500
4.105%,  (LIBOR 1M +
4.000%), 8/27/2025
b
99,400
Zayo Group Holdings, Inc., Term
Loan
453,671
3.105%,  (LIBOR 1M +
3.000%), 3/9/2027
b
446,938
Total 3,346,698
Principal
Amount Bank Loans (0.7%)
a
Value
Transportation (<0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 510,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 528,630
Air Canada, Term Loan
119,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
119,248
Genesee & Wyoming, Inc., Term
Loan
289,837
2.224%,  (LIBOR 3M +
2.000%), 12/30/2026
b
288,156
Hertz Corporation, Term Loan
94,525
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
94,466
17,904
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
17,893
Mileage Plus Holdings, LLC, Term
Loan
165,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
173,993
SkyMiles IP, Ltd., Term Loan
195,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
205,750
United Airlines, Inc., Term Loan
173,688
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
173,615
Total 1,601,751
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
50,377
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
50,566
CQP Holdco LP, Term Loan
407,950
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
407,211
Exgen Renewables IV, LLC, Term
Loan
105,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
104,804
Osmose Utilities Services, Inc.,
Term Loan
74,812
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
74,345
PG&E Corporation, Term Loan
166,172
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
162,848
Total 799,774
Total Bank Loans
(cost $28,524,733) 28,562,753
Shares
Registered Investment
Companies ( 50.8% ) Value
Unaffiliated  (0.8%)
1,566 Direxion Daily S&P 500 189,094
3,455 Invesco QQQ Trust Series 1 1,254,338
14,633 ProShares Ultra S&P 500
f
957,437
4,873 ProShares UltraPro QQQ 301,298
642 SPDR Bloomberg High Yield Bond
ETF
f
67,776
35,925 SPDR Bloomberg Short Term High
Yield Bond ETF 961,712
59,066 SPDR S&P 500 ETF Trust 26,574,384

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (50.8%) Value
Unaffiliated  (0.8%)- continued
17,638 SPDR S&P Biotech ETF
f
$ 1,647,918
16,472 SPDR S&P Oil & Gas Exploration
ETF
f
1,755,915
Total 33,709,872
Affiliated  (50.0%)
4,320,402 Thrivent Core Emerging Markets
Debt Fund 40,179,738
6,954,018 Thrivent Core Emerging Markets
Equity Fund 73,990,748
7,365,107 Thrivent Core International Equity
Fund 76,081,558
10,630,937 Thrivent Core Low Volatility Equity
Fund 135,119,214
6,886,633 Thrivent Global Stock Fund, Class
S 189,726,733
5,325,226 Thrivent High Yield Fund, Class S 24,176,527
7,997,353 Thrivent Income Fund, Class S 74,135,458
27,404,991 Thrivent International Allocation
Fund, Class S 291,589,104
20,847,176 Thrivent Large Cap Growth Fund,
Class S 385,464,280
12,082,887 Thrivent Large Cap Value Fund,
Class S 341,583,207
3,088,656 Thrivent Limited Maturity Bond
Fund, Class S 38,546,423
7,485,841 Thrivent Mid Cap Stock Fund,
Class S 260,357,563
2,241,926 Thrivent Small Cap Stock Fund,
Class S 68,154,539
Total 1,999,105,092
Total Registered Investment
Companies (cost $1,465,128,709) 2,032,814,964
Shares Common Stock ( 26.0% ) Value
Communications Services (1.3%)
3,288 Alphabet, Inc., Class A
g
8,897,558
1,810 Alphabet, Inc., Class C
g
4,912,286
65,507 Altice USA, Inc.
g
944,611
9,973 AMC Networks, Inc.
f,g
425,149
260,670 AT&T, Inc. 6,647,085
6,619 Cars.com, Inc.
g
103,124
110,790 Comcast Corporation 5,538,392
24,640 Discovery, Inc., Class A
f,g
687,702
6,091 Discovery, Inc., Class C
f,g
166,589
10,966 DISH Network Corporation
g
344,332
2,005 E.W. Scripps Company
g
41,103
11,745 Electronic Arts, Inc. 1,558,092
11,844 Fox Corporation, Class A 480,985
3,410 Gray Television, Inc. 71,098
2,566 Hemisphere Media Group, Inc.
g
16,653
979 Liberty Global plc, Class A
g
26,550
5,435 Lions Gate Entertainment
Corporation, Class B
g
79,242
5,212 Live Nation Entertainment, Inc.
g
570,766
31,012 Lumen Technologies, Inc. 383,308
25,640 Match Group, Inc.
g
2,889,628
1,804 MediaAlpha, Inc.
g
26,789
13,758 Meta Platforms, Inc.
g
4,309,831
3,308 Nexstar Broadcasting Group, Inc. 547,077
11,984 Omnicom Group, Inc. 903,114
88,532 QuinStreet, Inc.
g
1,424,480
6,910 RingCentral, Inc.
g
1,219,546
Shares Common Stock (26.0%) Value
Communications Services (1.3%) - continued
5,167 Telephone & Data Systems, Inc. $ 102,307
16,015 Twitter, Inc.
g
600,723
632 United States Cellular Corporation
g
19,352
46,969 Upwork, Inc.
g
1,277,557
65,994 Verizon Communications, Inc. 3,512,861
1,362 ViacomCBS, Inc. 45,559
818 Walt Disney Company
g
116,949
379 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,g
6,633
18,924 Zillow Group, Inc.
g
943,551
30,267 ZoomInfo Technologies, Inc.
g
1,599,914
Total 51,440,496
Consumer Discretionary (3.0%)
923 Adient plc
g
38,738
2,589 Amazon.com, Inc.
g
7,744,916
14,192 American Axle & Manufacturing
Holdings, Inc.
g
115,523
25,764 Aptiv plc
g
3,518,847
662 AutoZone, Inc.
g
1,314,964
31,792 Bally's Corporation
g
1,136,246
3,945 BJ's Restaurants, Inc.
g
118,705
441 Booking Holdings, Inc.
g
1,083,153
8,679 Brinker International, Inc.
g
288,230
1,437 Brunswick Corporation 130,465
7,482 Burlington Stores, Inc.
g
1,772,710
21,978 Caesars Entertainment, Inc.
g
1,673,405
1,444 Carvana Company
g
234,015
29,660 Cedar Fair, LP
g
1,474,992
1,616 Cheesecake Factory, Inc.
g
57,659
11,814 Chegg, Inc.
g
312,717
18,221 Chewy, Inc.
f,g
867,502
21,592 Chico's FAS, Inc.
g
101,698
2,095 Chipotle Mexican Grill, Inc.
g
3,112,290
15,631 Choice Hotels International, Inc. 2,241,485
311 Churchill Downs, Inc. 65,403
16,166 Cimpress plc
g
1,086,679
54,912 Clarus Corporation 1,237,167
115,139 Cooper-Standard Holdings, Inc.
g
2,370,712
1,722 Cracker Barrel Old Country Store,
Inc. 205,159
11,029 Culp, Inc. 99,812
8,381 D.R. Horton, Inc. 747,753
3,802 Dana, Inc. 82,351
3,786 Darden Restaurants, Inc. 529,548
1,877 Deckers Outdoor Corporation
g
601,072
4,592 Denny's Corporation
g
71,176
104 Dollar General Corporation 21,682
2,575 Dorman Products, Inc.
g
241,097
108,521 Duluth Holdings, Inc.
g
1,636,497
17,384 Emerald Holding, Inc.
g
56,672
291,455 Everi Holdings, Inc.
g
5,762,065
2,680 Expedia Group, Inc.
g
491,217
19,901 Five Below, Inc.
g
3,263,764
6,677 Foot Locker, Inc. 298,328
41,024 Gap, Inc. 741,304
2,602 Garmin, Ltd. 323,741
44,221 Gentex Corporation 1,388,539
1,171 G-III Apparel Group, Ltd.
g
31,816
28,722 Goodyear Tire & Rubber
Company
g
595,407
92 Graham Holdings Company 54,751
2,673 Grand Canyon Education, Inc.
g
223,677
667 Group 1 Automotive, Inc. 113,263
8,607 Groupon, Inc.
f,g
262,858

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.0%) Value
Consumer Discretionary (3.0%) - continued
15,123 Hanesbrands, Inc. $ 243,480
22,450 Harley-Davidson, Inc. 776,096
11,982 Home Depot, Inc. 4,397,154
10,744 Lear Corporation 1,797,686
50,231 Leggett & Platt, Inc. 2,001,705
3,345 Libbey, Inc.
c,g
33,450
9,408 Lithia Motors, Inc. 2,748,359
12,979 Lowe's Companies, Inc. 3,080,566
2,128 Lululemon Athletica, Inc.
g
710,241
2,391 M.D.C. Holdings, Inc. 121,200
58,442 Macy's, Inc. 1,496,115
51,876 Magnite, Inc.
g
703,957
89 Marriott Vacations Worldwide
Corporation 14,452
8,621 McDonald's Corporation 2,236,718
28,481 Miller Industries, Inc. 896,297
2,869 Mohawk Industries, Inc.
g
452,929
683 Murphy USA, Inc. 134,319
11,722 NIKE, Inc. 1,735,677
34,413 Nordstrom, Inc.
f,g
774,293
23,755 Norwegian Cruise Line Holdings,
Ltd.
g
494,817
650 NVR, Inc.
g
3,462,693
19,236 Papa John's International, Inc. 2,374,684
24,371 Party City Holdco, Inc.
g
115,275
58,634 Penn National Gaming, Inc.
g
2,674,297
4,108 Perdoceo Education Corporation
g
45,270
39,073 Planet Fitness, Inc.
g
3,463,431
17,791 PVH Corporation 1,690,323
49,006 Qurate Retail, Inc. 344,512
809 RH
g
325,881
29,073 Ross Stores, Inc. 2,841,886
7,601 Ruth's Hospitality Group, Inc.
g
152,248
42,771 Skyline Champion Corporation
g
2,880,199
16,630 Sleep Number Corporation
g
1,189,045
12,579 Sony Group Corporation ADR 1,404,571
1,231 Standard Motor Products, Inc. 58,928
38,364 Stoneridge, Inc.
g
723,929
1,533 Strategic Education, Inc. 91,459
22,521 Tapestry, Inc. 854,672
7,545 Target Corporation 1,663,144
41,367 Taylor Morrison Home Corporation
g
1,269,553
25,104 Tenneco, Inc.
g
263,592
4,556 Tesla, Inc.
g
4,267,696
1,782 Thor Industries, Inc. 168,559
171,884 ThredUp, Inc.
g
1,593,365
19,482 Toll Brothers, Inc. 1,148,854
1,829 TopBuild Corporation
g
425,517
13,359 Tri Pointe Homes, Inc.
g
318,078
14,620 TripAdvisor, Inc.
g
396,933
17,916 Tupperware Brands Corporation
g
276,265
4,253 Ulta Beauty, Inc.
g
1,546,986
2,612 Urban Outfitters, Inc.
g
75,017
2,148 Vail Resorts, Inc. 595,211
8,020 Weight Watchers International,
Inc.
g
101,052
559 Williams-Sonoma, Inc.
f
89,742
11,214 Wingstop, Inc. 1,718,546
3,960 Wolverine World Wide, Inc. 104,900
27,416 Wyndham Hotels & Resorts, Inc. 2,301,573
10,737 Xometry, Inc.
f,g
554,029
5,986 Yum! Brands, Inc. 749,268
27,534 Zumiez, Inc.
g
1,237,653
Total 120,350,117
Shares Common Stock (26.0%) Value
Consumer Staples (0.9%)
6,832 Beyond Meat, Inc.
f,g
$ 444,968
4,911 BJ's Wholesale Club Holdings,
Inc.
g
301,879
884 Boston Beer Company, Inc.
g
372,014
2,342 Casey's General Stores, Inc. 439,851
14,549 Colgate-Palmolive Company 1,199,565
7,235 Costco Wholesale Corporation 3,654,615
30,973 Coty, Inc.
g
262,651
15,357 Darling Ingredients, Inc.
g
979,316
90,469 e.l.f. Beauty, Inc.
g
2,674,264
13,193 Hain Celestial Group, Inc.
g
481,940
1,846 Hershey Company 363,791
5,338 Ingredion, Inc. 505,509
9,423 John B. Sanfilippo & Son, Inc. 745,359
3,557 Kimberly-Clark Corporation 489,621
55,227 Lamb Weston Holdings, Inc. 3,546,126
1,128 McCormick & Company, Inc. 113,150
138 Medifast, Inc. 27,422
6,042 Molson Coors Beverage Company 287,962
20,073 Monster Beverage Corporation
g
1,740,731
729 PepsiCo, Inc. 126,496
6,919 Performance Food Group
Company
g
291,913
30,933 Philip Morris International, Inc. 3,181,459
515 PriceSmart, Inc. 36,776
114,977 Primo Water Corporation 1,920,116
13,490 Procter & Gamble Company 2,164,470
1,034 Seneca Foods Corporation
g
48,339
18,484 Sprouts Farmers Markets, Inc.
g
501,656
10,379 Sysco Corporation 811,119
92,726 Turning Point Brands, Inc. 3,266,737
4,035 US Foods Holding Corporation
g
142,274
1,761 Utz Brands, Inc. 28,370
22,045 Walmart, Inc. 3,082,111
Total 34,232,570
Energy (0.9%)
39,086 Antero Midstream Corporation 388,906
56,788 Antero Resources Corporation
g
1,109,070
111,243 APA Corporation 3,694,380
21,876 Archrock, Inc. 184,633
29,162 BP plc ADR 901,689
686 Callon Petroleum Company
f,g
33,916
12,420 ChampionX Corporation
g
278,208
5,532 Chevron Corporation 726,518
27,902 Comstock Resources, Inc.
g
217,078
17,507 ConocoPhillips 1,551,470
14,222 Continental Resources, Inc.
f
738,691
9,851 Core Laboratories NV 262,726
96,487 Devon Energy Corporation 4,879,348
12,924 Diamondback Energy, Inc. 1,630,492
1,106 DT Midstream, Inc. 57,180
32,047 EnLink Midstream, LLC 255,094
44,862 Enterprise Products Partners, LP 1,060,538
14,922 EOG Resources, Inc. 1,663,505
994 EQT Corporation
g
21,122
7,075 Equitrans Midstream Corporation 57,378
67,117 Exxon Mobil Corporation 5,098,207
55,301 Halliburton Company 1,699,953
9,559 Helix Energy Solutions Group, Inc.
g
33,743
63,516 Helmerich & Payne, Inc. 1,822,909
10,982 HollyFrontier Corporation 386,127
3,103 Liberty Oilfield Services, Inc.
g
37,546
79,607 Marathon Oil Corporation 1,549,948
10,242 Marathon Petroleum Corporation 734,863

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.0%) Value
Energy (0.9%) - continued
52,931 Nine Energy Service, Inc.
f,g
$ 64,576
2,597 Northern Oil and Gas, Inc. 61,081
54,776 NOV, Inc. 899,422
7,114 Oceaneering International, Inc.
g
92,695
2,747 Par Pacific Holdings, Inc.
g
38,733
13,687 Peabody Energy Corporation
g
147,820
6,035 Pioneer Natural Resources
Company 1,321,001
31,617 ProPetro Holding Corporation
g
332,295
713 Ranger Oil Corporation, Class A
g
22,110
392 RPC, Inc.
g
2,317
5,141 Schlumberger, Ltd. 200,859
21,203 SM Energy Company 695,670
35,620 Southwestern Energy Company
g
156,728
41,178 Talos Energy, Inc.
g
438,134
6,242 Targa Resources Corporation 368,777
173,955 TechnipFMC plc
g
1,128,968
59,780 Transocean, Ltd.
f,g
188,307
4,814 Valero Energy Corporation 399,418
25 Vantage Drilling International
g
144
3,500 World Fuel Services Corporation 98,735
Total 37,733,028
Financials (3.9%)
59,966 Air Lease Corporation 2,387,246
2,052 Alleghany Corporation
g
1,362,528
15,280 Ally Financial, Inc. 729,162
12,862 American Equity Investment Life
Holding Company 529,143
4,293 American Express Company 771,967
8,286 American Financial Group, Inc. 1,079,500
24,077 Ameris Bancorp 1,187,237
41,159 Annaly Capital Management, Inc. 325,156
13,588 Apollo Commercial Real Estate
Finance, Inc. 185,476
26,187 Arch Capital Group, Ltd.
g
1,212,982
9,464 Arthur J. Gallagher & Company 1,494,744
1,544 Artisan Partners Asset
Management, Inc. 66,716
43,183 Assured Guaranty, Ltd. 2,301,222
61,981 Bank of America Corporation 2,859,803
808 Bank of Marin Bancorp 30,130
31,009 Bank of N.T. Butterfield & Son, Ltd. 1,136,480
10,947 BankFinancial Corporation 118,009
18,930 BankUnited, Inc. 790,327
12,871 Banner Corporation 799,418
9,453 Berkshire Hathaway, Inc.
g
2,958,978
4,323 BlackRock, Inc. 3,557,570
4,813 Blackstone Mortgage Trust, Inc. 151,224
72,460 Bridgewater Bancshares, Inc.
g
1,289,063
16,855 Brighthouse Financial, Inc.
g
917,755
3,276 BrightSpire Capital, Inc. 30,762
3,683 Brookline Bancorp, Inc. 62,979
4,169 Brown & Brown, Inc. 276,321
17,013 BRP Group, Inc.
g
519,237
59,909 Byline Bancorp, Inc. 1,557,634
6,488 Capital One Financial Corporation 951,984
8,605 Cboe Global Markets, Inc. 1,019,951
26,904 Central Pacific Financial
Corporation 782,906
27,612 Charles Schwab Corporation 2,421,572
14,608 Chimera Investment Corporation 211,816
8,420 Chubb, Ltd. 1,661,098
5,505 Cincinnati Financial Corporation 648,654
58,122 Citigroup, Inc. 3,784,905
Shares Common Stock (26.0%) Value
Financials (3.9%) - continued
8,362 CNO Financial Group, Inc. $ 208,548
1,036 Coinbase Global, Inc.
g
196,995
65,585 Columbia Banking System, Inc. 2,280,390
11,983 Comerica, Inc. 1,111,783
18,944 Community Trust Bancorp, Inc. 837,135
19,579 Customers Bancorp, Inc.
g
1,141,456
74 Diamond Hill Investment Group,
Inc. 13,819
278 Dime Community Bancshares, Inc. 9,719
5,802 Discover Financial Services 671,581
8,833 Ellington Residential Mortgage
REIT 93,100
4,609 Enova International, Inc.
g
185,651
35,403 Enterprise Financial Services
Corporation 1,753,865
39,087 Equitable Holdings, Inc. 1,314,887
15,080 Essent Group, Ltd. 688,251
85,045 F.N.B. Corporation 1,098,781
3,702 FactSet Research Systems, Inc. 1,561,837
4,093 Federated Hermes, Inc. 135,519
13,854 Financial Institutions, Inc. 446,653
192 First American Financial
Corporation 14,306
49,068 First Bancorp 713,939
7,424 First Busey Corporation 206,981
13,454 First Financial Corporation 603,950
59,403 First Horizon Corporation 1,016,385
1,117 First Mid-Illinois Bancshares, Inc. 45,965
1,613 First of Long Island Corporation 35,341
2,340 First Republic Bank 406,201
9,697 Flushing Financial Corporation 228,946
31,266 Franklin Resources, Inc. 999,574
61,424 Fulton Financial Corporation 1,102,561
17,646 Glacier Bancorp, Inc. 916,357
6,589 Global Life, Inc. 674,055
7,934 Granite Point Mortgage Trust, Inc. 96,001
19,465 Great Southern Bancorp, Inc. 1,155,053
28,029 Hamilton Lane, Inc. 2,535,503
37,453 Hancock Whitney Corporation 1,974,522
45,466 Hanmi Financial Corporation 1,222,126
11,921 Hanover Insurance Group, Inc. 1,644,621
70,935 Heartland Financial USA, Inc. 3,690,748
2,671 Heritage Financial Corporation 64,798
5,621 HomeStreet, Inc. 274,024
13,931 Hometrust Bancshares, Inc. 433,672
178,107 Hope Bancorp, Inc. 2,983,292
15,511 Horizon Bancorp, Inc. 330,850
10,733 Houlihan Lokey, Inc. 1,140,703
27,948 Independent Bank Corporation 684,167
198 International Bancshares
Corporation 8,322
101,262 Invesco Mortgage Capital, Inc. 271,382
39,762 Invesco, Ltd. 901,007
20,135 J.P. Morgan Chase & Company 2,992,061
924 Jefferies Financial Group, Inc. 33,855
23,602 Kinsale Capital Group, Inc. 4,727,953
3,402 Ladder Capital Corporation 40,450
6,936 Lakeland Bancorp, Inc. 131,298
10,494 Lincoln National Corporation 734,370
6,449 M&T Bank Corporation 1,092,332
7,554 Marsh & McLennan Companies,
Inc. 1,160,597
3,922 Mercantile Bank Corporation 150,879
88 Merchants Bancorp 2,565
11,484 MetLife, Inc. 770,117
67,949 MFA Financial, Inc. 314,604

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.0%) Value
Financials (3.9%) - continued
17,779 Midland States Bancorp, Inc. $ 513,280
26,536 MidWestOne Financial Group, Inc. 847,294
11,926 Moody's Corporation 4,090,618
19,776 Morgan Stanley 2,027,831
4,489 MSCI, Inc. 2,406,643
10,244 Navient Corporation 178,553
22,229 New York Community Bancorp,
Inc. 259,190
17,185 NMI Holdings, Inc.
g
425,157
6,173 Northern Trust Corporation 720,019
13,911 OceanFirst Financial Corporation 315,780
9,493 OFG Bancorp 262,671
5,507 Old Second Bancorp, Inc. 73,959
17,713 OneMain Holdings, Inc. 915,054
615 Peapack-Gladstone Financial
Corporation 22,657
40,833 Popular, Inc. 3,641,079
5,957 Premier Financial Corporation 177,816
11,634 Primerica, Inc. 1,795,592
7,507 QCR Holdings, Inc. 428,199
81,148 Radian Group, Inc. 1,816,904
13,253 Raymond James Financial, Inc. 1,403,095
5,476 Reinsurance Group of America,
Inc. 628,809
12,508 S&P Global, Inc. 5,193,572
509 S&T Bancorp, Inc. 15,682
68,661 Seacoast Banking Corporation of
Florida 2,506,127
21,705 SEI Investments Company 1,272,130
7,491 Selective Insurance Group, Inc. 591,040
8,043 Signature Bank 2,450,139
17,227 Starwood Property Trust, Inc. 426,368
18,920 State Street Corporation 1,787,940
6,213 Synchrony Financial 264,612
41,963 Synovus Financial Corporation 2,088,079
4,059 Territorial Bancorp, Inc. 100,420
40,670 Texas Capital Bancshares, Inc.
g
2,550,009
123 Towne Bank 3,860
16,575 TPG RE Finance Trust, Inc. 209,177
16,615 Tradeweb Markets, Inc. 1,408,454
3,405 TriCo Bancshares 148,015
22,296 Triumph Bancorp, Inc.
g
1,950,454
20,474 Truist Financial Corporation 1,286,177
14,530 TrustCo Bank Corporation NY 492,567
39,917 Two Harbors Investment
Corporation 229,523
94,313 Umpqua Holdings Corporation 1,912,668
1,711 Univest Financial Corporation 51,552
61,287 Unum Group 1,555,464
2,246 Washington Federal, Inc. 78,655
1,109 Washington Trust Bancorp, Inc. 63,302
37,798 Wells Fargo & Company 2,033,532
59,237 Western Alliance Bancorp 5,875,718
23,800 Western Asset Mortgage Capital
Corporation 51,884
9,708 Wintrust Financial Corporation 952,064
19,611 Zions Bancorporation NA 1,330,018
2,283 Zurich Insurance Group AG 1,091,978
Total 157,369,438
Health Care (2.9%)
19,839 908 Devices, Inc.
g
313,853
5,293 Abbott Laboratories 674,646
9,511 AbbVie, Inc. 1,301,961
Shares Common Stock (26.0%) Value
Health Care (2.9%) - continued
35,970 Adaptive Biotechnologies
Corporation
g
$ 627,317
13,688 Agilent Technologies, Inc. 1,907,012
106,226 Agilon Health, Inc.
f,g
1,761,227
699 Align Technology, Inc.
g
345,977
9,038 Allogene Therapeutics, Inc.
g
103,485
1,189 Amedisys, Inc.
g
160,634
11,663 Amgen, Inc. 2,649,134
4,663 Anthem, Inc. 2,056,336
7,643 Argenx SE ADR
g
2,057,954
14,303 Ascendis Pharma AS ADR
g
1,739,817
12,479 AstraZeneca plc ADR 726,403
2,289 Atea Pharmaceuticals, Inc.
g
16,343
57,379 Avantor, Inc.
g
2,141,958
49,198 Axonics, Inc.
g
2,333,461
19,166 Baxter International, Inc. 1,637,543
3,102 Becton, Dickinson and Company 788,342
3,708 Biogen, Inc.
g
838,008
3,429 Biohaven Pharmaceutical Holding
Company, Ltd.
g
455,611
497 Bio-Rad Laboratories, Inc.
g
298,066
5,897 Bio-Techne Corporation 2,219,690
993 Boston Scientific Corporation
g
42,600
1,453 Bristol-Myers Squibb Company 94,285
31,918 Centene Corporation
g
2,481,944
4,655 Charles River Laboratories
International, Inc.
g
1,535,033
1,417 Chemed Corporation 664,445
5,366 Cigna Holding Company 1,236,648
4,293 Cooper Companies, Inc. 1,709,902
15,877 Covetrus, Inc.
g
286,897
4,045 CRISPR Therapeutics AG
f,g
257,869
8,291 CVS Health Corporation 883,074
2,317 Danaher Corporation 662,175
2,320 Dentsply Sirona, Inc. 123,934
4,995 DexCom, Inc.
g
2,150,248
4,954 Editas Medicine, Inc.
g
94,324
8,150 Edwards Lifesciences
Corporation
g
889,980
5,314 Elanco Animal Health, Inc.
g
138,377
2,329 Emergent Biosolutions, Inc.
g
108,997
5,640 Encompass Health Corporation 349,906
1,852 Exact Sciences Corporation
g
141,419
43,647 Gilead Sciences, Inc. 2,997,676
13,774 GlaxoSmithKline plc ADR
f
617,351
5,629 Global Blood Therapeutics, Inc.
g
162,397
1,251 Globus Medical, Inc.
g
83,479
29,901 GoodRx Holdings, Inc.
f,g
717,923
22,973 Guardant Health, Inc.
g
1,597,772
2,524 Haemonetics Corporation
g
122,035
62,754 Halozyme Therapeutics, Inc.
g
2,171,916
5,196 HCA Healthcare, Inc. 1,247,300
5,514 HealthEquity, Inc.
g
294,668
1,482 Henry Schein, Inc.
g
111,595
2,199 ICU Medical, Inc.
g
469,179
39,884 Immunocore Holdings plc ADR
f,g
900,182
14,669 Inari Medical, Inc.
g
1,079,052
1,399 Incyte Corporation
g
103,988
11,929 Inspire Medical Systems, Inc.
g
2,639,768
10,580 Insulet Corporation
g
2,623,840
1,747 Integra LifeSciences Holdings
Corporation
g
113,101
2,152 Intuitive Surgical, Inc.
g
611,555
1,037 Invitae Corporation
g
11,656
57,635 Ionis Pharmaceuticals, Inc.
g
1,832,793

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.0%) Value
Health Care (2.9%) - continued
5,520 IQVIA Holding, Inc.
g
$ 1,351,848
30,963 Johnson & Johnson 5,334,615
1,581 Laboratory Corporation of America
Holdings
g
429,020
154,339 Lantheus Holdings, Inc.
g
3,921,754
2,310 Maravai LifeSciences Holdings,
Inc.
g
66,805
2,759 Masimo Corporation
g
606,621
31,971 Medtronic plc 3,308,679
39,514 Merck & Company, Inc. 3,219,601
1,718 Molina Healthcare, Inc.
g
499,045
50,229 MultiPlan Corporation
f,g
202,423
14,088 Natera, Inc.
g
995,317
6,543 National HealthCare Corporation 427,912
412 Neogen Corporation
g
15,026
12,559 Nevro Corporation
g
825,126
3,893 Novo Nordisk AS ADR 388,794
13,615 NuVasive, Inc.
g
708,116
1,113 Orthofix Medical, Inc.
g
33,835
845 Pennant Group, Inc.
g
14,044
44,780 Phreesia, Inc.
g
1,396,688
2,103 Prelude Therapeutics, Inc.
g
20,883
13,439 Premier, Inc. 513,639
75,031 Progyny, Inc.
g
3,038,755
2,317 Prothena Corporation plc
g
78,963
16,805 Pulmonx Corporation
f,g
409,202
24,320 Repligen Corporation
g
4,823,629
934 Sage Therapeutics, Inc.
g
36,818
12,089 Sarepta Therapeutics, Inc.
g
865,210
8,344 Signify Health, Inc.
g
111,225
44,680 Silk Road Medical, Inc.
g
1,465,951
2,364 STAAR Surgical Company
g
171,910
14,515 Stryker Corporation 3,600,446
37,338 Syneos Health, Inc.
g
3,381,329
2,572 Teladoc Health, Inc.
g
197,298
2,631 Teleflex, Inc. 816,110
1,616 Tenet Healthcare Corporation
g
119,778
1,088 Thermo Fisher Scientific, Inc. 632,454
25,652 Tilray Brands, Inc.
f,g
152,886
19,190 Travere Therapeutics, Inc.
g
527,725
6,560 Turning Point Therapeutics, Inc.
g
244,229
1,041 U.S. Physical Therapy, Inc. 100,738
1,958 Ultragenyx Pharmaceutical, Inc.
g
136,923
3,015 uniQure NV
g
54,421
811 Vaxcyte, Inc.
g
15,441
4,327 Veeva Systems, Inc.
g
1,023,509
2,066 Viatris, Inc. 30,928
135,755 Viemed Healthcare, Inc.
g
628,546
32,020 Vor BioPharma, Inc.
f,g
264,165
7,282 VYNE Therapeutics, Inc.
g
4,524
664 Waters Corporation
g
212,560
6,318 Zimmer Biomet Holdings, Inc. 777,240
21,190 Zoetis, Inc. 4,233,550
Total 113,952,315
Industrials (4.5%)
6,958 A.O. Smith Corporation 531,730
5,669 Advanced Drainage Systems, Inc. 641,107
9,329 AECOM 644,914
1,328 Allegion plc 162,985
44,930 Altra Industrial Motion Corporation 2,169,220
26,455 AMETEK, Inc. 3,618,250
1,750 Armstrong World Industries, Inc. 173,285
52,848 ASGN, Inc.
g
6,070,650
15,222 AZZ, Inc. 724,263
Shares Common Stock (26.0%) Value
Industrials (4.5%) - continued
78,610 Badger Infrastructure Solutions,
Ltd. $ 1,904,104
15,559 Carlisle Companies, Inc. 3,476,503
1,142 Caterpillar, Inc. 230,182
20,676 CBIZ, Inc.
g
798,714
33,525 Chart Industries, Inc.
g
4,085,692
920 Covenant Logistics Group, Inc.
g
19,982
44,552 Crane Company 4,611,578
7,273 CSW Industrials, Inc. 807,303
25,699 CSX Corporation 879,420
1,463 Cummins, Inc. 323,147
30,169 Curtiss-Wright Corporation 4,006,142
1,836 Deere & Company 691,070
28,314 Delta Air Lines, Inc.
g
1,123,783
253 Douglas Dynamics, Inc. 9,242
4,526 Dover Corporation 769,013
70,152 Driven Brands Holdings, Inc.
g
1,981,794
25,624 Dun & Bradstreet Holdings, Inc.
g
514,017
10,635 EMCOR Group, Inc. 1,267,798
16,114 Emerson Electric Company 1,481,682
17,641 Fastenal Company 999,892
121,306 First Advantage Corporation
g
2,052,498
9,579 Flowserve Corporation 312,467
9,203 Forrester Research, Inc.
g
506,349
35,113 Forward Air Corporation 3,732,512
2,376 GATX Corporation 248,173
5,656 Generac Holdings, Inc.
g
1,597,141
14,210 General Dynamics Corporation 3,013,941
770 Gibraltar Industries, Inc.
g
42,196
1,506 Gorman-Rupp Company 60,406
16,689 GrafTech International, Ltd. 174,901
12,958 Helios Technologies, Inc. 992,972
19,615 Honeywell International, Inc. 4,010,875
97,912 Howmet Aerospace, Inc. 3,044,084
12,091 Hubbell, Inc. 2,264,523
726 ICF International, Inc. 68,527
18,560 IDEX Corporation 3,998,566
5,233 Illinois Tool Works, Inc. 1,224,103
3,265 ITT Corporation 300,119
343 JB Hunt Transport Services, Inc. 66,041
1,136 JetBlue Airways Corporation
g
16,620
16,335 Johnson Controls International plc 1,187,064
4,383 Kennametal, Inc. 151,520
8,353 L3Harris Technologies, Inc. 1,748,199
16,668 Landstar System, Inc. 2,666,880
1,663 Lennox International, Inc. 471,660
47,237 Lincoln Electric Holdings, Inc. 6,038,778
4,853 Linde plc 1,546,554
1,097 Lockheed Martin Corporation 426,876
29,689 ManpowerGroup, Inc. 3,113,485
1,158 Masonite International
Corporation
g
114,920
23,235 Mercury Systems, Inc.
g
1,322,536
156,587 Meritor, Inc.
g
3,609,330
40,666 Middleby Corporation
g
7,531,343
9,062 MSC Industrial Direct Company,
Inc. 739,822
62,523 NAPCO Security Technologies,
Inc.
g
1,299,853
1,313 Nordson Corporation 305,325
1,484 Norfolk Southern Corporation 403,633
7,896 nVent Electric plc 273,123
6,433 Old Dominion Freight Line, Inc. 1,942,316
6,963 Parker-Hannifin Corporation 2,158,600
35,483 Pitney Bowes, Inc. 218,575

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.0%) Value
Industrials (4.5%) - continued
3,371 Proto Labs, Inc.
g
$ 169,157
4,154 Quad/Graphics, Inc.
g
18,444
6,312 Quanta Services, Inc. 648,369
82,587 Ranpak Holdings Corporation
g
2,218,287
10,645 Raytheon Technologies
Corporation 960,073
10,836 RBC Bearings, Inc.
g
1,955,573
55,454 Regal Rexnord Corporation 8,788,350
46,452 Rush Enterprises, Inc. 2,453,595
10,845 Ryder System, Inc. 793,746
5,448 Saia, Inc.
g
1,548,757
6,242 SkyWest, Inc.
g
238,132
1,870 Snap-On, Inc. 389,427
10,408 Southwest Airlines Company
g
465,862
19,014 Standex International Corporation 1,889,041
104,171 Summit Materials, Inc.
g
3,704,321
136,202 Sun Country Airlines Holdings,
Inc.
g
3,620,249
4,569 Technip Energies NV ADR
g
69,586
9,264 Teledyne Technologies, Inc.
g
3,904,128
10,792 Tennant Company 832,819
35 Tetra Tech, Inc. 4,872
1,966 Thermon Group Holdings, Inc.
g
33,717
12,888 Timken Company 860,918
923 Toro Company 89,143
3,235 Trane Technologies plc 559,979
27,846 TransUnion 2,871,480
13,151 Trex Company, Inc.
g
1,202,922
15,062 TriMas Corporation 523,555
14,265 Tutor Perini Corporation
g
169,753
19,273 Uber Technologies, Inc.
g
720,810
776 UniFirst Corporation 147,510
20,138 Union Pacific Corporation 4,924,748
11,473 United Parcel Service, Inc. 2,319,955
12,579 United Rentals, Inc.
g
4,026,789
4,414 Univar, Inc.
g
116,971
71,713 US Ecology, Inc.
g
2,049,558
6,115 Valmont Industries, Inc. 1,328,361
11,802 Verisk Analytics, Inc. 2,314,726
34,224 Vicor Corporation
g
3,228,350
3,749 Vontier Corporation 105,384
2,692 Waste Connections, Inc. 335,692
3,996 Watsco, Inc. 1,129,110
722 Watts Water Technologies, Inc. 110,618
5,779 Werner Enterprises, Inc. 257,686
11,847 WESCO International, Inc.
g
1,444,031
143,398 WillScot Mobile Mini Holdings
Corporation
g
5,311,462
2,875 Woodward, Inc. 317,026
2,698 Xylem, Inc. 283,344
Total 181,171,254
Information Technology (5.2%)
7,038 Accenture plc 2,488,496
3,655 ACI Worldwide, Inc.
g
125,622
2,631 Adobe, Inc.
g
1,405,743
10,043 Advanced Energy Industries, Inc. 865,506
11,460 Advanced Micro Devices, Inc.
g
1,309,305
30,085 Agilysys, Inc.
g
1,145,035
62,858 Alignment Healthcare, Inc.
g
477,721
44,386 Allegro MicroSystems, Inc.
g
1,259,675
18,040 Alliance Data Systems Corporation 1,245,482
45,129 Amphenol Corporation 3,591,817
24,698 Anaplan, Inc.
g
1,192,419
2,044 ANSYS, Inc.
g
694,980
Shares Common Stock (26.0%) Value
Information Technology (5.2%) - continued
112,983 Apple, Inc. $ 19,747,169
27,691 AppLovin Corporation
f,g
1,783,854
9,240 Arista Networks, Inc.
g
1,148,624
4,881 Arrow Electronics, Inc.
g
605,244
3,282 Autodesk, Inc.
g
819,811
1,490 Automatic Data Processing, Inc. 307,193
22,400 Avalara, Inc.
g
2,455,488
20,436 Axcelis Technologies, Inc.
g
1,279,498
50,390 Bandwidth, Inc.
g
3,154,918
2,531 Benchmark Electronics, Inc. 61,098
47,346 BigCommerce Holdings, Inc.
g
1,547,741
16,211 Bill.com Holdings, Inc.
g
3,051,072
7,075 Block, Inc.
g
865,202
4,939 Broadcom, Inc. 2,893,661
1,378 Broadridge Financial Solutions,
Inc. 219,405
2,249 CACI International, Inc.
g
556,538
5,629 Cadence Design Systems, Inc.
g
856,396
56,132 Calix, Inc.
g
2,822,317
5,444 CDK Global, Inc. 233,929
3,489 CDW Corporation 659,595
26,632 Ciena Corporation
g
1,765,968
58,764 Cisco Systems, Inc. 3,271,392
50,230 Cognex Corporation 3,338,286
21,039 Computer Services, Inc. 1,178,184
74 Concentrix Corporation 14,873
11,471 Coupa Software, Inc.
g
1,540,211
1,034 CTS Corporation 34,691
23,081 Descartes Systems Group, Inc.
g
1,679,604
1,287 Diodes, Inc.
g
119,421
8,585 DocuSign, Inc.
g
1,079,735
47,987 Dolby Laboratories, Inc. 4,215,658
15,769 Dropbox, Inc.
g
390,283
19,005 DXC Technology Company
g
571,670
9,792 Endava plc ADR
g
1,190,903
3,091 EPAM Systems, Inc.
g
1,471,749
7,078 ePlus, Inc.
g
325,376
5,741 Euronet Worldwide, Inc.
g
768,663
586 ExlService Holdings, Inc.
g
70,625
2,973 eXp World Holdings, Inc.
f
80,687
1,153 F5, Inc.
g
239,386
1,505 Fair Isaac Corporation
g
744,960
4,546 Fidelity National Information
Services, Inc. 545,156
35,956 Five9, Inc.
g
4,519,669
6,673 FLEETCOR Technologies, Inc.
g
1,589,909
262 Genpact, Ltd. 13,035
100,859 Gilat Satellite Networks, Ltd.
g
763,503
11,830 Global Payments, Inc. 1,773,080
27,665 Hewlett Packard Enterprise
Company 451,769
3,215 HubSpot, Inc.
g
1,571,492
1,084 I3 Verticals, Inc.
g
25,084
14,908 Jack Henry & Associates, Inc. 2,501,711
92 Keysight Technologies, Inc.
g
15,531
5,639 KLA-Tencor Corporation 2,195,094
59,317 Knowles Corporation
g
1,258,114
5,445 Lam Research Corporation 3,212,114
29,236 Lattice Semiconductor
Corporation
g
1,614,412
4,632 Littelfuse, Inc. 1,250,501
38,850 LivePerson, Inc.
g
1,160,450
41,713 LiveRamp Holding, Inc.
g
1,862,485
756 Loyalty Ventures, Inc.
g
22,158
3,504 Manhattan Associates, Inc.
g
469,080

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.0%) Value
Information Technology (5.2%) - continued
10,216 Mastercard, Inc. $ 3,947,258
2,272 MAXIMUS, Inc. 175,671
789 MaxLinear, Inc.
g
47,356
20,131 Microchip Technology, Inc. 1,559,750
75,803 Microsoft Corporation 23,573,217
16,891 MKS Instruments, Inc. 2,623,679
14,205 Monolithic Power Systems, Inc. 5,723,621
289 Motorola Solutions, Inc. 67,031
32,584 National Instruments Corporation 1,343,112
6,298 NCR Corporation
g
239,702
5,784 NetApp, Inc. 500,374
2,192 NICE, Ltd. ADR
g
561,284
9,618 Nova, Ltd.
g
1,137,809
12,458 NVIDIA Corporation 3,050,466
8,798 Okta, Inc.
g
1,741,036
4,910 Palo Alto Networks, Inc.
g
2,540,434
3,681 Paychex, Inc. 433,475
5,967 Paycom Software, Inc.
g
2,000,735
26,243 Paymentus Holdings, Inc.
f,g
689,666
7,878 PayPal Holdings, Inc.
g
1,354,543
1,011 Pinterest, Inc.
g
29,885
148 Progress Software Corporation 6,735
12,253 PTC, Inc.
g
1,424,534
14,785 QUALCOMM, Inc. 2,598,612
4,070 SailPoint Technologies Holdings,
Inc.
g
157,468
10,017 Salesforce.com, Inc.
g
2,330,255
29,189 Samsung Electronics Company,
Ltd. 1,815,529
4,395 ScanSource, Inc.
g
137,036
19,914 Semtech Corporation
g
1,415,885
4,242 ServiceNow, Inc.
g
2,484,879
106,602 Sierra Wireless, Inc.
g
1,562,785
5,583 SiTime Corporation
g
1,301,341
1,780 SolarEdge Technologies, Inc.
g
424,032
54,964 Sonos, Inc.
g
1,386,192
63,429 Sprout Social, Inc.
g
4,367,087
32,635 STMicroelectronics NV ADR
f
1,531,887
4,233 Synopsys, Inc.
g
1,314,347
8,524 TD SYNNEX Corporation 891,355
3,010 TE Connectivity, Ltd. 430,460
60,746 Telefonaktiebolaget LM Ericsson
ADR 752,036
32,779 Texas Instruments, Inc. 5,883,503
6,048 Trimble, Inc.
g
436,424
19,170 TTEC Holdings, Inc. 1,535,325
201,472 TTM Technologies, Inc.
g
2,711,813
1,619 Universal Display Corporation 248,533
1,700 Upland Software, Inc.
g
33,320
1,574 VeriSign, Inc.
g
341,841
1,225 Vertex, Inc.
g
17,775
2,368 VMware, Inc. 304,241
5,834 WEX, Inc.
g
939,157
40,801 Workiva, Inc.
g
4,825,942
20,112 Xerox Holdings Corporation 424,564
1,460 Zoom Video Communications,
Inc.
g
225,249
Total 209,377,472
Materials (1.1%)
1,813 AdvanSix, Inc. 76,309
1,500 Alpha Metallurgical Resources,
Inc.
g
94,845
23,425 AptarGroup, Inc. 2,747,752
25,329 Ashland Global Holdings, Inc. 2,432,597
Shares Common Stock (26.0%) Value
Materials (1.1%) - continued
4,946 Avery Dennison Corporation $ 1,016,007
53,516 Axalta Coating Systems, Ltd.
g
1,584,609
72 Balchem Corporation 10,580
6,114 Ball Corporation 593,669
1,147 Cabot Corporation 63,074
46,102 Carpenter Technology Corporation 1,324,049
2,008 Celanese Corporation 312,666
20,608 CF Industries Holdings, Inc. 1,419,273
20,960 Chemours Company 685,602
16,523 Cleveland-Cliffs, Inc.
f,g
283,204
25,991 Compass Minerals International,
Inc. 1,387,919
15,680 Crown Holdings, Inc. 1,793,792
25,235 Eastman Chemical Company 3,001,199
22,270 Ferroglobe Representation &
Warranty Insurance Trust
c,g
2
5,037 FMC Corporation 555,934
16,870 Graphic Packaging Holding
Company 319,012
22,170 Huntsman Corporation 794,351
33,015 Ingevity Corporation
g
2,176,019
9,556 Innospec, Inc. 888,326
173,808 Ivanhoe Mines, Ltd.
g
1,489,021
11,448 Kaiser Aluminum Corporation 1,096,146
11,260 LyondellBasell Industries NV 1,089,180
5,565 Martin Marietta Materials, Inc. 2,165,453
136 Materion Corporation 11,268
4,322 Minerals Technologies, Inc. 302,410
10,869 Myers Industries, Inc. 196,403
5,182 Neenah, Inc. 238,890
7 NewMarket Corporation 2,366
9,971 Nucor Corporation 1,011,059
17,280 O-I Glass, Inc.
g
229,997
6,144 Olin Corporation 311,316
3,400 PPG Industries, Inc. 531,080
12,620 Quaker Chemical Corporation 2,639,725
4,018 Reliance Steel & Aluminum
Company 614,272
7,271 Ryerson Holding Corporation 149,055
7,021 Sensient Technologies Corporation 594,960
1,651 Sherwin-Williams Company 473,028
3,407 Sonoco Products Company 192,972
15,517 Steel Dynamics, Inc. 861,504
2,368 Trinseo plc 126,783
2,688 Tronox Holdings plc 61,018
24,325 UFP Technologies, Inc.
g
1,726,102
11,830 United States Lime & Minerals, Inc. 1,496,377
13,768 United States Steel Corporation 285,273
11,783 Westlake Chemical Corporation 1,162,393
2,032 Worthington Industries, Inc. 110,094
Total 42,728,935
Real Estate (1.6%)
50,929 AGNC Investment Corporation 758,333
48,100 Agree Realty Corporation 3,144,778
2,930 Alexandria Real Estate Equities,
Inc. 570,881
49,332 American Campus Communities,
Inc. 2,578,090
11,791 American Finance Trust, Inc. 97,394
2,103 Apartment Income REIT
Corporation 111,080
2,724 AvalonBay Communities, Inc. 665,283
3,462 Breaemar Hotels & Resorts, Inc.
g
18,522
19,506 Camden Property Trust 3,122,716

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.0%) Value
Real Estate (1.6%) - continued
2,799 CareTrust REIT, Inc. $ 59,367
24,607 CBRE Group, Inc.
g
2,493,673
4,872 Cedar Realty Trust, Inc. 116,002
9,272 Colliers International Group, Inc. 1,355,196
680 Community Healthcare Trust, Inc. 30,831
65,039 CubeSmart 3,300,079
71,460 Cushman and Wakefield plc
g
1,499,945
2,976 Digital Realty Trust, Inc. 444,108
9,685 Duke Realty Corporation 559,599
4,163 EastGroup Properties, Inc. 832,225
30,619 EPR Properties 1,346,317
76,885 Essential Properties Realty Trust,
Inc. 2,041,297
1,159 Essex Property Trust, Inc. 385,368
2,510 Extra Space Storage, Inc. 497,457
1,492 Federal Realty Investment Trust 190,215
32,558 First Industrial Realty Trust, Inc. 1,978,875
8,652 FirstService Corporation 1,378,956
21,657 Four Corners Property Trust, Inc. 586,255
1,889 Getty Realty Corporation 56,047
8,596 Gladstone Commercial
Corporation 199,341
7,076 Gladstone Land Corporation 215,676
14,140 Healthcare Realty Trust, Inc. 438,623
932 Highwoods Properties, Inc. 40,188
46,752 Host Hotels & Resorts, Inc.
g
810,680
60,133 Independence Realty Trust, Inc. 1,382,458
4,482 Industrial Logistics Properties Trust 102,772
3,659 Innovative Industrial Properties,
Inc. 725,177
1,571 Jones Lang LaSalle, Inc.
g
393,991
10,402 Kilroy Realty Corporation 665,728
7,011 Life Storage, Inc. 946,134
8,609 Medical Properties Trust, Inc. 195,941
90,059 MGIC Investment Corporation 1,367,096
24,378 National Retail Properties, Inc. 1,081,896
135,680 National Storage Affiliates Trust 8,352,461
91,614 New Residential Investment
Corporation 975,689
17,247 NexPoint Residential Trust, Inc. 1,367,687
2,159 Omega Healthcare Investors, Inc. 67,965
3,853 One Liberty Properties, Inc. 117,517
447 Orion Office REIT, Inc.
g
7,438
3,076 Preferred Apartment Communities,
Inc. 51,308
845 PS Business Parks, Inc. 141,081
8,751 Public Storage, Inc. 3,137,496
17,187 Rayonier, Inc. REIT 628,013
4,478 Realty Income Corporation 310,818
63,043 Rexford Industrial Realty, Inc. 4,612,856
18,015 Sabra Health Care REIT, Inc. 245,184
4,769 SBA Communications Corporation 1,552,023
78,018 Service Properties Trust 667,054
16,065 Spirit Realty Capital, Inc. 762,445
26,291 STAG Industrial, Inc. 1,123,414
26,577 UDR, Inc. 1,510,637
10,476 UMH Properties, Inc. 247,234
Total 64,662,910
Utilities (0.7%)
10,150 Alliant Energy Corporation 607,579
3,121 American States Water Company 287,850
6,762 Artesian Resources Corporation 325,928
2,576 Avista Corporation 114,529
20,717 CenterPoint Energy, Inc. 587,534
Shares Common Stock (26.0%) Value
Utilities (0.7%) - continued
665 Consolidated Edison, Inc. $ 57,489
5,980 Consolidated Water Company,
Ltd. 60,757
2,213 DTE Energy Company 266,512
10,402 Duke Energy Corporation 1,092,834
15,734 Entergy Corporation 1,758,589
701 Essential Utilities, Inc. 34,167
24,500 Exelon Corporation 1,419,775
222,949 NiSource, Inc. 6,505,652
19,797 NorthWestern Corporation 1,150,602
467 Otter Tail Corporation 29,608
18,210 Pinnacle West Capital Corporation 1,267,598
22,871 Portland General Electric
Company 1,201,642
51,863 Sempra Energy 7,165,392
27,538 Spire, Inc. 1,815,305
21,250 UGI Corporation 963,687
91 Unitil Corporation 4,272
Total 26,717,301
Total Common Stock
(cost $851,905,265) 1,039,735,836
Principal
Amount Long-Term Fixed Income ( 11.8% ) Value
Asset-Backed Securities (0.6%)
510 Asset Backed Trust
$ 525,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
515,178
Access Group, Inc.
57,652
0.608%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
56,796
Ares CLO, Ltd.
700,000
1.641%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,h
700,357
Ares XL CLO, Ltd.
525,000
3.041%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
523,727
Ares XXXIIR CLO, Ltd.
650,000
2.156%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
650,100
Assurant CLO I, Ltd.
350,000
1.954%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
b,h
350,296
Buttermilk Park CLO, Ltd.
1,150,000
1.641%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
1,150,139
Carlyle Global Market Strategies
CLO, Ltd.
750,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,h
750,151
CarVal CLO II, Ltd.
525,000
1.754%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
525,045
300,000
2.254%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
299,999

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Asset-Backed Securities (0.6%) - continued
Cheniere Corpus Christi Holdings,
LLC
$ 143,000 2.742%,  12/31/2039
h
$ 133,089
CMFT Net Lease Master Issuer,
LLC
346,299
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
332,499
Commonbond Student Loan Trust
56,005
0.608%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
55,719
CoreVest American Finance Trust
747,911
2.705%,  10/15/2052, Ser.
2019-3, Class A
h
759,019
Credit Suisse Mortgage Trust
593,567
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
581,635
Dewolf Park CLO, Ltd.
500,000
1.691%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
500,050
Dryden 36 Senior Loan Fund
450,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
450,229
Dryden Senior Loan Fund
650,000
1.641%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,h
650,359
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
601,018
Galaxy XIX CLO, Ltd.
400,000
2.109%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
399,248
Goldentree Loan Management,
Ltd.
500,000
1.654%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
500,252
Harley Marine Financing, LLC
1,326,709
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,306,266
Home Partners of America Trust
648,512
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
634,688
536,926
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
510,723
Laurel Road Prime Student Loan
Trust
194,751
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
199,366
Longfellow Place CLO, Ltd.
1,000,000
1.991%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
999,996
250,000
2.541%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
250,020
Madison Park Funding XIV, Ltd.
525,000
1.659%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
525,093
Principal
Amount Long-Term Fixed Income (11.8%) Value
Asset-Backed Securities (0.6%) - continued
Mello Mortgage Capital
Acceptance
$ 637,804
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
$ 621,759
Mercury Financial Credit Card
Master Trust
450,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
h
448,353
MRA Issuance Trust
500,000
1.852%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,h
500,028
National Collegiate Trust
201,996
0.403%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
198,811
OCP CLO, Ltd.
450,000
2.241%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
449,582
Octagon Investment Partners XVI,
Ltd.
100,000
1.641%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
100,030
OZLM IX, Ltd.
325,000
1.804%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
325,750
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
288,482
ROC Securities Trust Series
550,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
540,110
SLM Student Loan Trust
163,372
0.508%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
159,963
Sound Point CLO XIV, Ltd.
650,000
2.309%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
649,220
Sound Point CLO XV, Ltd.
650,000
2.309%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,h
649,337
Sound Point CLO XXI, Ltd.
375,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
375,096
Stratus CLO, Ltd.
450,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
450,109
Toorak Mortgage Corporation, Ltd.
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
495,731
TRK Trust
513,276
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
505,521
Upstart Securitization Trust
144,613
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
144,866

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Asset-Backed Securities (0.6%) - continued
VCAT Asset Securitization, LLC
$ 250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
$ 246,496
Wind River CLO, Ltd.
375,000
1.854%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
375,098
325,000
2.254%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
325,070
Total 22,760,469
Basic Materials (0.1%)
Alcoa Nederland Holding BV
120,000 5.500%,  12/15/2027
h
126,300
Chemours Company
85,000 5.750%,  11/15/2028
h
86,307
Cleveland-Cliffs, Inc.
110,000 5.875%,  6/1/2027 113,842
40,000 4.625%,  3/1/2029
h
39,029
40,000 4.875%,  3/1/2031
h
39,200
Consolidated Energy Finance SA
138,000 5.625%,  10/15/2028
h
129,757
DowDuPont, Inc.
100,000 4.493%,  11/15/2025 108,134
First Quantum Minerals, Ltd.
172,000 6.875%,  10/15/2027
h
182,750
Freeport-McMoRan, Inc.
90,000 4.125%,  3/1/2028 92,025
62,000 4.250%,  3/1/2030 63,161
430,000 4.625%,  8/1/2030 447,350
Glencore Funding, LLC
24,000 4.125%,  5/30/2023
h
24,717
222,000 4.000%,  3/27/2027
h
234,654
Hecla Mining Company
60,000 7.250%,  2/15/2028 64,200
Hudbay Minerals, Inc.
80,000 4.500%,  4/1/2026
h
78,754
Ingevity Corporation
120,000 3.875%,  11/1/2028
h
113,604
International Flavors and
Fragrances, Inc.
285,000 3.468%,  12/1/2050
h
279,565
Kinross Gold Corporation
168,000 5.950%,  3/15/2024 180,210
Mercer International, Inc.
70,000 5.125%,  2/1/2029 69,037
Novelis Corporation
55,000 3.250%,  11/15/2026
h
53,279
40,000 4.750%,  1/30/2030
h
39,800
55,000 3.875%,  8/15/2031
h
51,797
OCI NV
64,000 4.625%,  10/15/2025
h
65,821
Olin Corporation
130,000 5.125%,  9/15/2027 132,630
10,000 5.625%,  8/1/2029 10,502
SCIL USA Holdings, LLC
107,000 5.375%,  11/1/2026
h
107,268
SPCM SA
89,000 3.375%,  3/15/2030
h
83,540
SunCoke Energy, Inc.
86,000 4.875%,  6/30/2029
h
83,787
Principal
Amount Long-Term Fixed Income (11.8%) Value
Basic Materials (0.1%) - continued
Syngenta Finance NV
$ 200,000 5.182%,  4/24/2028
h
$ 220,187
Taseko Mines, Ltd.
71,000 7.000%,  2/15/2026
h
71,987
Teck Resources, Ltd.
225,000 6.125%,  10/1/2035 277,386
Unifrax Escrow Issuer Corporation
74,000 5.250%,  9/30/2028
h
72,705
United States Steel Corporation
134,000 6.875%,  3/1/2029 135,340
Venator Finance SARL
90,000 5.750%,  7/15/2025
h
84,582
Total 3,963,207
Capital Goods (0.2%)
AECOM
185,000 5.125%,  3/15/2027 192,631
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
h
153,893
10,000 4.625%,  5/15/2030
h
9,950
Ardagh Packaging Finance plc
170,000 5.250%,  8/15/2027
h
166,600
Boeing Company
290,000 5.930%,  5/1/2060 367,804
250,000 5.040%,  5/1/2027 275,926
400,000 5.705%,  5/1/2040 481,358
Bombardier, Inc.
40,000 7.125%,  6/15/2026
h
40,650
80,000 7.875%,  4/15/2027
h
81,078
75,000 6.000%,  2/15/2028
h
72,609
Brand Industrial Services, Inc.
60,000 8.500%,  7/15/2025
h
56,400
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
h
87,264
Carrier Global Corporation
176,000 3.577%,  4/5/2050 175,165
125,000 2.700%,  2/15/2031 122,819
CNH Industrial NV
125,000 3.850%,  11/15/2027 132,977
Coinbase Global, Inc.
40,000 3.375%,  10/1/2028
h
35,872
Cornerstone Building Brands, Inc.
100,000 6.125%,  1/15/2029
h
103,275
Covanta Holding Corporation
97,000 5.000%,  9/1/2030 96,030
Covert Mergeco, Inc.
54,000 4.875%,  12/1/2029
h
53,644
CP Atlas Buyer, Inc.
70,000 7.000%,  12/1/2028
h
66,592
Crown Cork & Seal Company, Inc.
70,000 7.375%,  12/15/2026 81,200
GFL Environmental, Inc.
63,000 4.000%,  8/1/2028
h
58,695
145,000 3.500%,  9/1/2028
h
136,481
H&E Equipment Services, Inc.
142,000 3.875%,  12/15/2028
h
134,822
Howard Midstream Energy
Partners, LLC
97,000 6.750%,  1/15/2027
h
99,516
Howmet Aerospace, Inc.
5,000 6.875%,  5/1/2025 5,531
82,000 3.000%,  1/15/2029 77,664

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Capital Goods (0.2%) - continued
Ingersoll-Rand Luxembourg
Finance SA
$ 200,000 3.500%,  3/21/2026 $ 210,059
JELD-WEN, Inc.
140,000 6.250%,  5/15/2025
h
144,550
30,000 4.625%,  12/15/2025
h
29,807
10,000 4.875%,  12/15/2027
h
9,975
Lockheed Martin Corporation
168,000 4.500%,  5/15/2036 196,029
46,000 6.150%,  9/1/2036 61,895
Mauser Packaging Solutions
Holding Company
100,000 5.500%,  4/15/2024
h
99,875
80,000 7.250%,  4/15/2025
h
79,498
Meritor, Inc.
100,000 4.500%,  12/15/2028
h
97,350
MIWD Holdco II, LLC
100,000 5.500%,  2/1/2030
h
99,093
Nesco Holdings II, Inc.
50,000 5.500%,  4/15/2029
h
49,500
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
h
107,000
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 342,073
OI European Group BV
87,000 4.750%,  2/15/2030
h
84,504
Owens-Brockway Glass Container,
Inc.
70,000 5.875%,  8/15/2023
h
72,197
Pactiv Evergreen Group
65,000 4.375%,  10/15/2028
h
62,238
PGT Innovations, Inc.
91,000 4.375%,  10/1/2029
h
87,761
Raytheon Technologies
Corporation
126,000 4.125%,  11/16/2028 137,506
225,000 4.450%,  11/16/2038 256,334
200,000 3.750%,  11/1/2046 208,706
Republic Services, Inc.
130,000 2.900%,  7/1/2026 133,150
Roper Technologies, Inc.
116,000 4.200%,  9/15/2028 126,285
225,000 1.750%,  2/15/2031 203,714
SRM Escrow Issuer, LLC
125,000 6.000%,  11/1/2028
h
128,350
Standard Industries, Inc.
115,000 4.375%,  7/15/2030
h
109,825
Textron, Inc.
300,000 3.375%,  3/1/2028 310,590
Titan Acquisition, Ltd.
60,000 7.750%,  4/15/2026
h
61,125
TransDigm, Inc.
75,000 6.250%,  3/15/2026
h
77,438
245,000 5.500%,  11/15/2027 246,225
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 113,290
110,000 4.000%,  7/15/2030 108,350
Vertiv Group Corporation
53,000 4.125%,  11/15/2028
h
51,649
Victors Merger Corporation
54,000 6.375%,  5/15/2029
h
49,527
Principal
Amount Long-Term Fixed Income (11.8%) Value
Capital Goods (0.2%) - continued
Waste Pro USA, Inc.
$ 65,000 5.500%,  2/15/2026
h
$ 63,050
WESCO Distribution, Inc.
110,000 7.250%,  6/15/2028
h
117,975
Total 7,702,939
Collateralized Mortgage Obligations (0.7%)
Banc of America Alternative Loan
Trust
15,905
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 15,781
Bellemeade Re, Ltd.
7,770
1.708%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
7,770
518,735
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
518,735
BRAVO Residential Funding Trust
132,219
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
133,595
Business Jet Securities, LLC
372,149
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
374,274
CHL Mortgage Pass-Through Trust
1,063,588
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 768,492
CIM Trust
411,146
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
423,988
Citicorp Mortgage Securities, Inc.
314,048
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 308,509
Citigroup Mortgage Loan Trust,
Inc.
2,152
2.425%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
2,170
COLT Mortgage Loan Trust
682,665
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
674,930
Countrywide Alternative Loan Trust
61,796
2.696%,  10/25/2035, Ser.
2005-43, Class 4A1
b
57,683
304,895
7.000%,  10/25/2037, Ser.
2007-24, Class A10 158,915
Countrywide Home Loan
Mortgage Pass Through Trust
34,263
2.484%,  11/25/2035, Ser.
2005-22, Class 2A1
b
32,729
Countrywide Home Loans, Inc.
82,995
5.750%,  4/25/2037, Ser.
2007-3, Class A27 53,982
Credit Suisse Mortgage Trust
325,000
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
323,865
1,278,513
3.424%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
1,278,663
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
33,579
6.000%,  2/25/2022, Ser.
2006-AR5, Class 23A 30,781

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Collateralized Mortgage Obligations (0.7%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 5,727,594
2.000%,  11/25/2050, Ser.
5038, Class NI
j
$ 630,233
94,053
4.000%,  7/15/2031, Ser.
4104, Class KI
j
2,965
141,006
3.000%,  2/15/2033, Ser.
4170, Class IG
j
13,593
428,636
3.000%,  3/15/2033, Ser.
4180, Class PI
j
47,860
Federal National Mortgage
Association - REMIC
712,091
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
36,645
7,685,733
1.500%,  11/25/2035, Ser.
2020-99, Class IG
j
402,529
Flagstar Mortgage Trust
377,307
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
377,189
Foundation Finance Trust
405,785
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
396,177
FWD Securitization Trust
508,348
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
509,852
GCAT Trust
652,753
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
644,966
Genworth Mortgage Insurance
Corporation
650,000
2.158%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,h
650,000
GS Mortgage-Backed Securities
Trust
700,000
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
703,107
87,541
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
88,086
GSAA Home Equity Trust
959,251
4.530%,  8/25/2034, Ser.
2004-10, Class M2
i
991,552
J.P. Morgan Mortgage Trust
637,977
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
623,922
495,971
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
491,323
LHOME Mortgage Trust
250,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
248,919
525,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
523,104
MASTR Alternative Loans Trust
183,234
0.558%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
25,190
Merrill Lynch Alternative Note
Asset Trust
80,039
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 47,196
Principal
Amount Long-Term Fixed Income (11.8%) Value
Collateralized Mortgage Obligations (0.7%) -
continued
MRA Issuance Trust
$ 500,000
1.852%,  (LIBOR 1M +
1.750%), 4/15/2022, Ser.
2021-EBO1, Class A2X
b,h
$ 500,168
New Residential Mortgage Loan
Trust
1,298,154
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
1,269,554
New York Mortgage Trust
600,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
592,761
448,322
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
445,197
Oaktown Re VII, Ltd.
350,000
1.650%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
348,680
Oaktown Re, Ltd.
600,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
600,000
Palisades Mortgage Loan Trust
875,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
862,913
Palmer Square Loan Funding, Ltd.
700,000
1.654%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,h
700,554
Preston Ridge Partners Mortgage
Trust, LLC
483,436
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
477,997
Pretium Mortgage Credit Partners,
LLC
311,073
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
307,311
Residential Accredit Loans, Inc.
Trust
160,445
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 155,670
21,404
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 21,009
Residential Funding Mortgage
Security I Trust
22,354
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 21,099
Sequoia Mortgage Trust
114,185
2.834%,  9/20/2046, Ser.
2007-1, Class 4A1
b
87,982
Starwood Mortgage Residential
Trust
37,710
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
37,886
Structured Adjustable Rate
Mortgage Loan Trust
28,187
2.985%,  9/25/2035, Ser.
2005-18, Class 1A1
b
21,826
Toorak Mortgage Corporation, Ltd.
288,580
4.535%,  3/25/2022, Ser.
2019-1, Class A1
h,i
289,114
1,248,449
3.721%,  9/25/2022, Ser.
2019-2, Class A1 1,250,887

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Collateralized Mortgage Obligations (0.7%) -
continued
$ 400,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
$ 399,895
Tricon Residential Trust
425,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
415,247
Vericrest Opportunity Loan
Transferee
372,798
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
367,519
450,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
443,319
525,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
516,029
384,429
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
380,944
325,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
319,742
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
294,787
247,321
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
243,378
250,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
245,019
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
247,290
Verus Securitization Trust
293,599
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
289,189
331,620
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,h
337,173
ZH Trust
490,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
h
483,846
925,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
h
910,259
Total 26,503,514
Commercial Mortgage-Backed Securities (0.2%)
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
629,018
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
483,382
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
344,137
BANK 2021-BNK36
625,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 621,590
BANK 2022-BNK39
2,750,000
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,e,j
103,056
650,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4
e
669,077
BBCMS Mortgage Trust
500,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 506,495
3,583,172
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
440,489
BBCMS Trust
750,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 746,360
Principal
Amount Long-Term Fixed Income (11.8%) Value
Commercial Mortgage-Backed Securities (0.2%)
- continued
Benchmark Mortgage Trust
$ 1,000,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 $ 1,016,401
BFLD Trust
200,000
1.806%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
200,000
BINOM Securitization Trust
379,333
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
374,910
GS Mortgage Securities Trust
680,532
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 694,676
800,000
3.470%,  11/10/2048, Ser.
2015-GS1, Class A2 829,163
Morgan Stanley Capital I Trust
3,735,931
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
479,371
Total 8,138,125
Communications Services (0.3%)
Altice France SA
45,000 5.500%,  1/15/2028
h
42,925
85,000 5.125%,  7/15/2029
h
78,926
120,000 5.500%,  10/15/2029
h
113,723
American Tower Corporation
80,000 3.375%,  10/15/2026 83,189
290,000 2.900%,  1/15/2030 287,770
150,000 2.100%,  6/15/2030 139,736
AT&T, Inc.
169,000 3.500%,  9/15/2053 160,588
250,000 2.300%,  6/1/2027 247,871
350,000 4.350%,  3/1/2029 384,457
518,000 5.250%,  3/1/2037 612,535
180,000 4.900%,  8/15/2037 208,280
125,000 5.550%,  8/15/2041 155,399
CCO Holdings, LLC
138,000 5.500%,  5/1/2026
h
141,277
120,000 5.125%,  5/1/2027
h
123,006
125,000 4.750%,  3/1/2030
h
124,037
40,000 4.500%,  8/15/2030
h
39,000
110,000 4.750%,  2/1/2032
h
108,207
86,000 4.250%,  1/15/2034
h
79,571
Cengage Learning, Inc.
61,000 9.500%,  6/15/2024
h
61,251
Charter Communications
Operating, LLC
250,000 4.200%,  3/15/2028 265,114
400,000 3.500%,  6/1/2041 358,229
340,000 6.484%,  10/23/2045 427,556
Clear Channel Worldwide
Holdings, Inc.
110,000 7.750%,  4/15/2028
h
114,125
Comcast Corporation
245,000 3.950%,  10/15/2025 262,094
200,000 4.250%,  10/15/2030 223,423
180,000 4.400%,  8/15/2035 205,711
243,000 4.750%,  3/1/2044 290,872
150,000 4.600%,  8/15/2045 174,710
Consolidated Communications,
Inc.
50,000 5.000%,  10/1/2028
h
48,448

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Communications Services (0.3%) - continued
Cox Communications, Inc.
$ 250,000 3.350%,  9/15/2026
h
$ 259,784
CSC Holdings, LLC
30,000 5.375%,  2/1/2028
h
30,088
191,000 4.125%,  12/1/2030
h
174,801
Cumulus Media New Holdings,
Inc.
120,000 6.750%,  7/1/2026
f,h
123,475
DIRECTV Holdings, LLC
118,000 5.875%,  8/15/2027
h
118,437
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 249,595
DISH DBS Corporation
66,000 5.250%,  12/1/2026
h
64,020
34,000 7.375%,  7/1/2028 32,856
57,000 5.750%,  12/1/2028
h
54,544
Entercom Media Corporation
120,000 6.500%,  5/1/2027
h
114,000
Frontier Communications
Holdings, LLC
91,000 5.875%,  10/15/2027
h
93,703
GCI, LLC
85,000 4.750%,  10/15/2028
h
84,018
Gray Escrow II, Inc.
170,000 5.375%,  11/15/2031
h
167,619
Gray Television, Inc.
135,000 4.750%,  10/15/2030
h
129,421
Hughes Satellite Systems
Corporation
70,000 6.625%,  8/1/2026 75,424
iHeartCommunications, Inc.
120,000 4.750%,  1/15/2028
h
119,099
LCPR Senior Secured Financing
DAC
63,000 6.750%,  10/15/2027
h
65,361
Level 3 Financing, Inc.
130,000 4.625%,  9/15/2027
h
129,363
85,000 4.250%,  7/1/2028
h
81,094
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
h
195,475
Netflix, Inc.
105,000 5.875%,  11/15/2028 121,669
169,000 5.375%,  11/15/2029
h
193,243
180,000 4.875%,  6/15/2030
h
200,484
Nexstar Escrow Corporation
100,000 5.625%,  7/15/2027
h
102,500
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 89,416
135,000 4.200%,  6/1/2030 147,704
Radiate Holdco, LLC
80,000 6.500%,  9/15/2028
h
77,200
Scripps Escrow II, Inc.
65,000 5.375%,  1/15/2031
h
64,293
Scripps Escrow, Inc.
55,000 5.875%,  7/15/2027
h
56,100
Sinclair Television Group, Inc.
110,000 5.500%,  3/1/2030
h
101,756
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
h
112,321
55,000 4.000%,  7/15/2028
h
53,213
95,000 4.125%,  7/1/2030
h
90,509
Sprint Capital Corporation
58,000 6.875%,  11/15/2028 68,991
Principal
Amount Long-Term Fixed Income (11.8%) Value
Communications Services (0.3%) - continued
$ 135,000 8.750%,  3/15/2032 $ 188,588
Sprint Corporation
515,000 7.625%,  2/15/2025 572,938
TEGNA, Inc.
93,000 4.625%,  3/15/2028 91,140
Telesat Canada
40,000 4.875%,  6/1/2027
h
32,233
25,000 6.500%,  10/15/2027
h
15,381
Terrier Media Buyer, Inc.
50,000 8.875%,  12/15/2027
h
52,775
T-Mobile USA, Inc.
275,000 2.550%,  2/15/2031 261,884
135,000 2.875%,  2/15/2031 126,900
400,000 4.375%,  4/15/2040 429,170
United States Cellular Corporation
80,000 6.700%,  12/15/2033 88,711
Uniti Group, LP
30,000 4.750%,  4/15/2028
h
29,084
VeriSign, Inc.
110,000 4.750%,  7/15/2027 113,689
Verizon Communications, Inc.
276,000 3.700%,  3/22/2061 276,664
842,000 4.272%,  1/15/2036 944,167
425,000 2.650%,  11/20/2040 379,152
ViacomCBS, Inc.
375,000 4.200%,  5/19/2032 406,909
126,000 5.850%,  9/1/2043 159,579
VTR Finance NV
95,000 6.375%,  7/15/2028
h
96,900
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
h
129,227
Zayo Group Holdings, Inc.
81,000 4.000%,  3/1/2027
h
76,481
Ziggo BV
35,000 4.875%,  1/15/2030
h
33,863
Total 13,909,041
Consumer Cyclical (0.4%)
1011778 B.C., ULC
120,000 4.375%,  1/15/2028
h
117,744
Allen Media, LLC
73,000 10.500%,  2/15/2028
h
72,951
Allied Universal Holdco, LLC
40,000 6.625%,  7/15/2026
h
41,075
130,000 4.625%,  6/1/2028
h
124,825
65,000 6.000%,  6/1/2029
h
61,614
Allison Transmission, Inc.
110,000 3.750%,  1/30/2031
h
102,205
Amazon.com, Inc.
550,000 3.100%,  5/12/2051 543,650
230,000 3.875%,  8/22/2037 256,779
138,000 4.050%,  8/22/2047 156,824
American Axle & Manufacturing,
Inc.
200,000 6.500%,  4/1/2027 206,000
Arko Corporation
58,000 5.125%,  11/15/2029
h
55,178
Ashton Woods USA, LLC
80,000 4.625%,  8/1/2029
h
78,800
Boyd Gaming Corporation
85,000 4.750%,  6/15/2031
h
83,431
Boyne USA, Inc.
65,000 4.750%,  5/15/2029
h
65,279

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Consumer Cyclical (0.4%) - continued
Brookfield Residential Properties,
Inc.
$ 85,000 6.250%,  9/15/2027
h
$ 87,656
95,000 5.000%,  6/15/2029
h
93,784
Caesars Entertainment, Inc.
122,000 6.250%,  7/1/2025
h
126,242
40,000 8.125%,  7/1/2027
h
43,050
91,000 4.625%,  10/15/2029
h
87,124
Carnival Corporation
57,000 10.500%,  2/1/2026
h
64,011
109,000 7.625%,  3/1/2026
h
111,180
120,000 5.750%,  3/1/2027
h
115,104
90,000 4.000%,  8/1/2028
h
85,615
22,000 6.000%,  5/1/2029
h
21,164
Cedar Fair, LP
42,000 5.375%,  4/15/2027 42,525
120,000 5.250%,  7/15/2029 120,134
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
h
85,500
Cinemark USA, Inc.
65,000 5.875%,  3/15/2026
h
63,862
Clarios Global, LP
65,000 8.500%,  5/15/2027
h
67,963
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 304,051
Daimler Trucks Finance North
America, LLC
249,000 2.000%,  12/14/2026
h
243,894
Dana, Inc.
80,000 5.625%,  6/15/2028 83,200
Empire Communities Corporation
80,000 7.000%,  12/15/2025
h
81,386
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 538,761
Ford Motor Company
48,000 3.250%,  2/12/2032 45,664
Ford Motor Credit Company, LLC
105,000 4.063%,  11/1/2024 106,970
200,000 2.300%,  2/10/2025 196,216
210,000 4.134%,  8/4/2025 214,799
145,000 2.700%,  8/10/2026 140,469
Forestar Group, Inc.
85,000 3.850%,  5/15/2026
h
83,300
Gap, Inc.
42,000 3.625%,  10/1/2029
h
39,068
General Motors Company
300,000 6.125%,  10/1/2025 338,223
250,000 6.800%,  10/1/2027 300,174
178,000 5.000%,  4/1/2035 200,585
General Motors Financial
Company, Inc.
85,000 1.200%,  10/15/2024 83,081
180,000 1.500%,  6/10/2026 172,405
GLP Capital, LP
298,000 5.750%,  6/1/2028 334,348
Golden Nugget, Inc.
150,000 6.750%,  10/15/2024
h
150,015
Goodyear Tire & Rubber Company
50,000 5.000%,  7/15/2029
h
50,025
35,000 5.250%,  7/15/2031
h
35,241
Guitar Center Escrow Issuer II, Inc.
42,000 8.500%,  1/15/2026
h
44,415
Principal
Amount Long-Term Fixed Income (11.8%) Value
Consumer Cyclical (0.4%) - continued
Hanesbrands, Inc.
$ 72,000 4.875%,  5/15/2026
h
$ 74,610
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
h
72,028
Hilton Domestic Operating
Company, Inc.
145,000 4.875%,  1/15/2030 149,649
Hilton Grand Vacations Borrower
Escrow, LLC
100,000 5.000%,  6/1/2029
h
99,500
Home Depot, Inc.
215,000 5.400%,  9/15/2040 276,334
126,000 4.250%,  4/1/2046 145,549
205,000 3.900%,  6/15/2047 226,068
Hyundai Capital America
300,000 1.800%,  1/10/2028
h
283,446
International Game Technology plc
90,000 5.250%,  1/15/2029
h
91,921
Jacobs Entertainment, Inc.
53,000 6.750%,  2/15/2029
e,h
53,530
KB Home
120,000 4.800%,  11/15/2029 125,222
Kohl's Corporation
260,000 3.375%,  5/1/2031 256,039
225,000 5.550%,  7/17/2045 230,475
L Brands, Inc.
120,000 6.625%,  10/1/2030
h
128,783
40,000 6.875%,  11/1/2035 46,000
Lennar Corporation
300,000 4.750%,  5/30/2025 320,895
Lowe's Companies, Inc.
390,000 2.625%,  4/1/2031 384,126
Macy's Retail Holdings, LLC
75,000 5.875%,  4/1/2029
h
76,440
Magic MergerCo, Inc.
135,000 5.250%,  5/1/2028
h
129,996
Marriott International, Inc.
25,000 5.750%,  5/1/2025 27,687
360,000 4.625%,  6/15/2030 393,569
Mastercard, Inc.
170,000 3.950%,  2/26/2048 193,861
Mattamy Group Corporation
115,000 5.250%,  12/15/2027
h
117,027
McDonald's Corporation
200,000 2.125%,  3/1/2030 193,929
275,000 4.450%,  3/1/2047 313,643
MDC Holdings, Inc.
475,000 2.500%,  1/15/2031 444,719
MGM Resorts International
155,000 6.000%,  3/15/2023 160,038
20,000 5.750%,  6/15/2025 21,000
Nissan Motor Acceptance
Company, LLC
380,000 1.125%,  9/16/2024
h
368,542
Penn National Gaming, Inc.
100,000 4.125%,  7/1/2029
h
94,000
PetSmart, Inc.
105,000 4.750%,  2/15/2028
h
104,709
50,000 7.750%,  2/15/2029
h
53,637
Prime Security Services Borrower,
LLC
215,000 5.750%,  4/15/2026
h
222,826

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Consumer Cyclical (0.4%) - continued
Real Hero Merger Sub 2, Inc.
$ 50,000 6.250%,  2/1/2029
h
$ 48,964
Realogy Group, LLC
90,000 5.750%,  1/15/2029
h
88,407
Rite Aid Corporation
85,000 7.500%,  7/1/2025
h
83,774
Royal Caribbean Cruises, Ltd.
148,000 9.125%,  6/15/2023
h
155,918
105,000 4.250%,  7/1/2026
h
98,047
28,000 5.375%,  7/15/2027
h
27,059
70,000 5.500%,  4/1/2028
h
67,920
Scientific Games International, Inc.
90,000 7.250%,  11/15/2029
h
97,479
SeaWorld Parks and
Entertainment, Inc.
90,000 5.250%,  8/15/2029
h
87,688
Service Properties Trust
28,000 7.500%,  9/15/2025 29,507
Six Flags Theme Parks, Inc.
60,000 7.000%,  7/1/2025
h
62,550
Staples, Inc.
130,000 7.500%,  4/15/2026
h
128,213
Station Casinos, LLC
62,000 4.625%,  12/1/2031
h
58,900
Tapestry, Inc.
365,000 3.050%,  3/15/2032 352,085
Target Corporation
425,000 2.250%,  4/15/2025 430,259
Tenneco, Inc.
95,000 5.000%,  7/15/2026
f
88,115
Toll Brothers Finance Corporation
360,000 3.800%,  11/1/2029 371,356
Travel + Leisure Company
70,000 6.625%,  7/31/2026
h
74,725
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
f,h
51,875
Visa, Inc.
225,000 2.700%,  4/15/2040 216,388
Wabash National Corporation
92,000 4.500%,  10/15/2028
h
89,174
Wyndham Hotels & Resorts, Inc.
45,000 4.375%,  8/15/2028
h
44,649
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
h
102,757
ZF North America Capital, Inc.
100,000 4.750%,  4/29/2025
h
103,000
Total 15,806,166
Consumer Non-Cyclical (0.4%)
Abbott Laboratories
306,000 4.750%,  11/30/2036 372,738
AbbVie, Inc.
100,000 2.950%,  11/21/2026 102,838
100,000 4.500%,  5/14/2035 113,097
400,000 4.300%,  5/14/2036 448,094
140,000 4.850%,  6/15/2044 163,652
275,000 4.875%,  11/14/2048 332,278
Albertson's Companies, Inc.
118,000 3.500%,  3/15/2029
h
111,411
Altria Group, Inc.
218,000 5.800%,  2/14/2039 247,378
Amgen, Inc.
300,000 3.375%,  2/21/2050 291,169
Principal
Amount Long-Term Fixed Income (11.8%) Value
Consumer Non-Cyclical (0.4%) - continued
Anheuser-Busch Companies, LLC
$ 285,000 4.700%,  2/1/2036 $ 327,394
Anheuser-Busch InBev Worldwide,
Inc.
550,000 4.750%,  4/15/2058 634,786
290,000 4.375%,  4/15/2038 322,057
Anthem, Inc.
110,000 3.125%,  5/15/2050 103,723
230,000 4.625%,  5/15/2042 266,448
Archer-Daniels-Midland Company
340,000 2.700%,  9/15/2051 318,988
AstraZeneca plc
360,000 3.000%,  5/28/2051
f
350,424
Bausch Health Companies, Inc.
279,000 5.000%,  1/30/2028
h
235,058
174,000 5.000%,  2/15/2029
h
140,070
Becton, Dickinson and Company
225,000 3.794%,  5/20/2050 234,562
225,000 3.700%,  6/6/2027 238,843
Bunge, Ltd. Finance Corporation
362,000 2.750%,  5/14/2031 351,739
Cargill, Inc.
165,000 3.125%,  5/25/2051
h
165,400
Centene Corporation
95,000 4.250%,  12/15/2027 97,312
50,000 4.625%,  12/15/2029 51,991
170,000 3.000%,  10/15/2030 164,985
340,000 2.625%,  8/1/2031 318,165
Central Garden & Pet Company
100,000 4.125%,  10/15/2030 96,125
Cigna Corporation
200,000 4.800%,  8/15/2038 229,814
Comcast Corporation
212,000 2.987%,  11/1/2063
h
186,610
Community Health Systems, Inc.
45,000 5.625%,  3/15/2027
h
45,243
90,000 6.000%,  1/15/2029
h
91,655
149,000 6.875%,  4/15/2029
h
147,324
Constellation Brands, Inc.
210,000 3.600%,  2/15/2028 221,494
180,000 2.875%,  5/1/2030 179,701
Coty, Inc.
64,000 5.000%,  4/15/2026
h
64,255
CVS Health Corporation
250,000 4.875%,  7/20/2035 291,824
Danaher Corporation
154,000 2.800%,  12/10/2051 139,423
DaVita, Inc.
140,000 4.625%,  6/1/2030
h
136,205
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
h
62,250
Eli Lilly and Company
254,000 2.500%,  9/15/2060 217,412
Encompass Health Corporation
135,000 4.500%,  2/1/2028 134,663
Endo Finance, LLC
35,000 9.500%,  7/31/2027
h
34,570
Energizer Holdings, Inc.
85,000 4.750%,  6/15/2028
h
82,875
H. J. Heinz Company
40,000 5.200%,  7/15/2045 46,348
HCA, Inc.
280,000 5.375%,  2/1/2025 297,993

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Consumer Non-Cyclical (0.4%) - continued
$ 496,000 3.500%,  9/1/2030 $ 493,713
HFC Prestige Products, Inc.
118,000 4.750%,  1/15/2029
h
116,230
HLF Financing SARL, LLC
150,000 4.875%,  6/1/2029
h
142,125
Humana, Inc.
135,000 2.150%,  2/3/2032 125,541
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
h
283,177
JBS USA Food Company
110,000 5.750%,  1/15/2028
h
114,676
JBS USA LUX SA
200,000 4.375%,  2/2/2052
e,h
193,940
243,000 3.000%,  5/15/2032
h
226,600
JBS USA, LLC
242,000 5.500%,  1/15/2030
h
256,665
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 263,752
Kraft Foods Group, Inc.
74,000 5.000%,  6/4/2042 84,251
Kraft Heinz Foods Company
234,000 3.750%,  4/1/2030 241,856
90,000 4.375%,  6/1/2046 95,108
Mattel, Inc.
105,000 3.375%,  4/1/2026
h
104,554
Molina Healthcare, Inc.
110,000 4.375%,  6/15/2028
h
110,293
Mozart Debt Merger Sub, Inc.
113,000 3.875%,  4/1/2029
h
108,898
106,000 5.250%,  10/1/2029
h
103,085
Mylan, Inc.
180,000 4.550%,  4/15/2028 196,033
Newell Rubbermaid, Inc.
230,000 4.700%,  4/1/2026 240,877
Ortho-Clinical Diagnostics, Inc.
50,000 7.250%,  2/1/2028
h
53,375
Par Pharmaceutical, Inc.
85,000 7.500%,  4/1/2027
h
85,531
Pilgrim's Pride Corporation
76,000 3.500%,  3/1/2032
h
72,374
Post Holdings, Inc.
36,000 5.500%,  12/15/2029
h
36,999
77,000 4.500%,  9/15/2031
h
73,282
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 293,022
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
h
146,111
Royalty Pharma plc
100,000 3.550%,  9/2/2050 90,651
Scotts Miracle-Gro Company
130,000 4.500%,  10/15/2029 132,196
SEG Holding, LLC
110,000 5.625%,  10/15/2028
h
114,400
Simmons Foods, Inc.
95,000 4.625%,  3/1/2029
h
91,081
Spectrum Brands, Inc.
70,000 5.000%,  10/1/2029
h
72,275
70,000 5.500%,  7/15/2030
h
72,975
Syneos Health, Inc.
90,000 3.625%,  1/15/2029
h
85,300
Sysco Corporation
250,000 6.600%,  4/1/2040 343,886
Principal
Amount Long-Term Fixed Income (11.8%) Value
Consumer Non-Cyclical (0.4%) - continued
Teleflex, Inc.
$ 230,000 4.625%,  11/15/2027 $ 234,600
Tenet Healthcare Corporation
41,000 4.625%,  7/15/2024 41,163
245,000 5.125%,  11/1/2027
h
245,541
65,000 6.125%,  10/1/2028
h
65,213
Teva Pharmaceutical Finance
Netherlands III BV
60,000 3.150%,  10/1/2026 55,072
Thermo Fisher Scientific, Inc.
225,000 2.000%,  10/15/2031 213,882
TreeHouse Foods, Inc.
45,000 4.000%,  9/1/2028 42,075
Tyson Foods, Inc.
92,000 3.550%,  6/2/2027 96,991
United Natural Foods, Inc.
80,000 6.750%,  10/15/2028
h
84,900
UnitedHealth Group, Inc.
455,000 4.625%,  7/15/2035 531,922
Valeant Pharmaceuticals
International, Inc.
37,000 8.500%,  1/31/2027
h
37,416
Zoetis, Inc.
288,000 4.700%,  2/1/2043 343,894
Total 16,467,885
Energy (0.3%)
Antero Resources Corporation
90,000 5.375%,  3/1/2030
h
93,132
Apache Corporation
45,000 4.875%,  11/15/2027 46,575
90,000 4.375%,  10/15/2028 93,119
Archrock Partners, LP
85,000 6.250%,  4/1/2028
h
85,337
BP Capital Markets America, Inc.
270,000 2.939%,  6/4/2051 241,176
150,000 3.543%,  4/6/2027 158,451
Buckeye Partners, LP
105,000 3.950%,  12/1/2026 104,787
Callon Petroleum Company
75,000 8.250%,  7/15/2025 73,687
Canadian Natural Resources, Ltd.
140,000 2.050%,  7/15/2025 139,158
215,000 2.950%,  7/15/2030 214,213
Cenovus Energy, Inc.
60,000 5.375%,  7/15/2025 65,586
Cheniere Energy Partners, LP
5,000 4.500%,  10/1/2029 5,111
52,000 3.250%,  1/31/2032
h
48,910
Cheniere Energy, Inc.
83,000 4.625%,  10/15/2028 84,245
Chesapeake Energy Corporation
85,000 6.750%,  4/15/2029
h
90,844
CNX Resources Corporation
80,000 6.000%,  1/15/2029
h
82,400
Comstock Resources, Inc.
65,000 5.875%,  1/15/2030
h
64,600
ConocoPhillips
230,000 6.500%,  2/1/2039 322,188
Continental Resources, Inc.
122,000 2.268%,  11/15/2026
h
117,909
262,000 5.750%,  1/15/2031
h
298,656

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Energy (0.3%) - continued
CQP Holdco, LP
$ 73,000 5.500%,  6/15/2031
h
$ 72,754
Devon Energy Corporation
442,000 4.500%,  1/15/2030 468,964
DT Midstream, Inc.
85,000 4.125%,  6/15/2029
h
83,852
40,000 4.375%,  6/15/2031
h
39,500
Endeavor Energy Resources, LP
70,000 5.750%,  1/30/2028
h
72,420
Energy Transfer, LP
345,000 4.000%,  10/1/2027 362,714
90,000 4.900%,  3/15/2035 97,157
125,000 5.150%,  2/1/2043 131,121
255,000 6.000%,  6/15/2048 300,680
EnLink Midstream Partners, LP
100,000 4.850%,  7/15/2026 102,709
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 184,705
EQM Midstream Partners, LP
120,000 6.500%,  7/1/2027
h
125,400
EQT Corporation
40,000 3.125%,  5/15/2026
h
39,100
79,000 3.900%,  10/1/2027 79,536
Equinor ASA
265,000 3.000%,  4/6/2027 274,124
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 310,544
Ferrellgas, LP
65,000 5.375%,  4/1/2026
h
61,587
Genesis Energy, LP
70,000 6.500%,  10/1/2025 68,494
50,000 8.000%,  1/15/2027 50,319
Halliburton Company
365,000 2.920%,  3/1/2030
f
365,871
Harvest Midstream, LP
152,000 7.500%,  9/1/2028
h
158,303
Hess Corporation
200,000 5.800%,  4/1/2047 251,960
Hess Midstream Operations, LP
110,000 5.625%,  2/15/2026
h
112,200
Hilcorp Energy I, LP
140,000 5.750%,  2/1/2029
h
142,800
ITT Holdings, LLC
70,000 6.500%,  8/1/2029
h
67,160
Laredo Petroleum, Inc.
130,000 7.750%,  7/31/2029
f,h
125,607
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 131,146
Marathon Petroleum Corporation
59,000 6.500%,  3/1/2041 76,978
MPLX, LP
345,000 4.875%,  6/1/2025 370,549
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 50,740
Nabors Industries, Ltd.
100,000 7.250%,  1/15/2026
h
95,750
National Fuel Gas Company
325,000 5.500%,  1/15/2026 356,441
Newfield Exploration Company
180,000 5.625%,  7/1/2024 194,046
210,000 5.375%,  1/1/2026 229,370
Principal
Amount Long-Term Fixed Income (11.8%) Value
Energy (0.3%) - continued
NGL Energy Operating, LLC
$ 50,000 7.500%,  2/1/2026
h
$ 50,800
NGL Energy Partners, LP
90,000 7.500%,  11/1/2023 87,723
NuStar Logistics, LP
80,000 5.750%,  10/1/2025 83,500
Oasis Petroleum, Inc.
65,000 6.375%,  6/1/2026
h
66,767
Occidental Petroleum Corporation
70,000 3.400%,  4/15/2026 69,125
55,000 8.500%,  7/15/2027 66,026
190,000 3.500%,  8/15/2029 187,283
90,000 6.450%,  9/15/2036 109,323
105,000 4.400%,  4/15/2046 100,414
PBF Holding Company, LLC
70,000 9.250%,  5/15/2025
h
68,376
Pioneer Natural Resources
Company
85,000 4.450%,  1/15/2026 91,488
Precision Drilling Corporation
65,000 6.875%,  1/15/2029
h
65,110
Range Resources Corporation
113,000 4.750%,  2/15/2030
e,h
112,863
Sabine Pass Liquefaction, LLC
425,000 4.500%,  5/15/2030 466,017
Schlumberger Holdings
Corporation
155,000 4.000%,  12/21/2025
h
163,711
SM Energy Company
58,000 6.625%,  1/15/2027 59,595
65,000 6.500%,  7/15/2028 67,145
Southwestern Energy Company
85,000 5.375%,  2/1/2029 86,435
48,000 5.375%,  3/15/2030 49,181
46,000 4.750%,  2/1/2032 45,922
Summit Midstream Holdings, LLC
72,000 8.500%,  10/15/2026
h
73,778
Sunoco, LP
140,000 5.875%,  3/15/2028 145,153
Tallgrass Energy Finance
Corporation
115,000 5.500%,  1/15/2028
h
109,940
Targa Resources Partners, LP
110,000 5.375%,  2/1/2027 112,754
95,000 5.000%,  1/15/2028 97,375
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
h
86,700
Transocean Proteus, Ltd.
45,000 6.250%,  12/1/2024
h
44,550
Transocean, Inc.
85,000 11.500%,  1/30/2027
h
84,327
USA Compression Partners, LP
70,000 6.875%,  4/1/2026 71,077
Venture Global Calcasieu Pass,
LLC
79,000 3.875%,  8/15/2029
h
78,861
45,000 4.125%,  8/15/2031
h
45,292
W&T Offshore, Inc.
55,000 9.750%,  11/1/2023
h
53,625
Weatherford International, Ltd.
90,000 8.625%,  4/30/2030
h
91,575
Western Midstream Operating, LP
140,000 3.950%,  6/1/2025 143,283

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Energy (0.3%) - continued
$ 70,000 5.500%,  8/15/2048 $ 77,350
Williams Companies, Inc.
250,000 7.500%,  1/15/2031 329,693
Total 11,826,822
Financials (0.9%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
84,000 4.625%,  7/1/2022 85,307
265,000 3.500%,  1/15/2025 273,107
350,000 3.875%,  1/23/2028
f
361,888
160,000 3.400%,  10/29/2033 155,254
Air Lease Corporation
390,000 3.000%,  2/1/2030 377,906
107,000 2.875%,  1/15/2032 101,739
Aircastle, Ltd.
200,000 5.250%,  8/11/2025
h
216,195
220,000 2.850%,  1/26/2028
h
215,088
Alliant Holdings Intermediate, LLC
40,000 6.750%,  10/15/2027
h
39,535
Ally Financial, Inc.
350,000 5.750%,  11/20/2025 385,327
260,000 8.000%,  11/1/2031 352,355
Altice Financing SA
60,000 5.750%,  8/15/2029
h
56,081
American Finance Trust, Inc.
66,000 4.500%,  9/30/2028
h
64,020
American Homes 4 Rent, LP
380,000 2.375%,  7/15/2031 360,467
American International Group, Inc.
275,000 3.750%,  7/10/2025 290,560
255,000 3.900%,  4/1/2026 270,905
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
h
78,300
Ares Capital Corporation
213,000 3.250%,  7/15/2025 216,946
275,000 3.875%,  1/15/2026 283,400
150,000 2.150%,  7/15/2026 144,629
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
b,h
251,795
Aviation Capital Group, LLC
380,000 5.500%,  12/15/2024
h
409,022
Avolon Holdings Funding, Ltd.
275,000 5.250%,  5/15/2024
h
291,544
25,000 4.250%,  4/15/2026
h
25,943
Banco Santander Mexico SA
275,000 5.375%,  4/17/2025
h
296,656
Banco Santander SA
200,000 1.722%,  9/14/2027
b
191,743
Bank of America Corporation
9,000 3.550%,  3/5/2024
b
9,201
200,000 4.200%,  8/26/2024 211,093
140,000 4.000%,  1/22/2025 147,346
200,000 3.458%,  3/15/2025
b
206,287
180,000 1.734%,  7/22/2027
b
174,581
285,000 3.824%,  1/20/2028
b
301,944
180,000 2.087%,  6/14/2029
b
173,010
125,000 3.974%,  2/7/2030
b
133,809
450,000 2.496%,  2/13/2031
b
437,260
270,000 2.592%,  4/29/2031
b
264,501
400,000 1.922%,  10/24/2031
b
370,595
375,000 4.244%,  4/24/2038
b
418,496
Principal
Amount Long-Term Fixed Income (11.8%) Value
Financials (0.9%) - continued
Bank of Montreal
$ 213,000 1.500%,  1/10/2025 $ 210,903
Barclays plc
280,000 4.972%,  5/16/2029
b
310,751
200,000 3.564%,  9/23/2035
b
197,486
Blackstone Private Credit Fund
213,000 2.700%,  1/15/2025
h
210,788
BNP Paribas SA
333,000 3.132%,  1/20/2033
b,h
329,421
BPCE SA
350,000 3.500%,  10/23/2027
h
360,675
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 187,022
Camden Property Trust
275,000 3.150%,  7/1/2029 284,716
CANPACK SA
120,000 3.125%,  11/1/2025
h
119,212
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 292,387
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
h
121,500
Chobani, LLC
160,000 4.625%,  11/15/2028
h
159,978
Chubb INA Holdings, Inc.
125,000 4.350%,  11/3/2045 147,674
Citigroup, Inc.
254,000 0.981%,  5/1/2025
b
248,631
335,000 4.400%,  6/10/2025 356,799
186,000 1.281%,  11/3/2025
b
182,249
168,000 3.200%,  10/21/2026 174,126
326,000 3.668%,  7/24/2028
b
342,953
126,000 4.125%,  7/25/2028 134,930
50,000 3.520%,  10/27/2028
b
52,265
198,000 4.650%,  7/23/2048 238,481
CNA Financial Corporation
200,000 3.900%,  5/1/2029 216,757
Coinbase Global, Inc.
40,000 3.625%,  10/1/2031
h
34,850
Commerzbank AG
230,000 8.125%,  9/19/2023
h
249,833
Credit Acceptance Corporation
150,000 5.125%,  12/31/2024
h
151,500
Credit Agricole SA
238,000 6.875%,  9/23/2024
b,h,k
255,407
Credit Suisse Group AG
225,000 7.250%,  9/12/2025
b,h,k
240,469
350,000 2.193%,  6/5/2026
b,h
345,722
Danske Bank AS
200,000 0.976%,  9/10/2025
b,h
194,051
Deutsche Bank AG
190,000 2.311%,  11/16/2027
b
184,562
300,000 3.729%,  1/14/2032
b
291,570
Discover Bank
290,000 4.682%,  8/9/2028
b
299,987
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
h
120,425
Duke Realty, LP
300,000 2.875%,  11/15/2029 305,983
EPR Properties
130,000 4.950%,  4/15/2028 136,756
190,000 3.600%,  11/15/2031 181,783

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Financials (0.9%) - continued
ERP Operating, LP
$ 32,000 3.375%,  6/1/2025 $ 33,426
First Horizon Bank
90,000 5.750%,  5/1/2030 105,487
First Horizon National Corporation
255,000 4.000%,  5/26/2025 269,158
First-Citizens Bank & Trust
Company
160,000 5.250%,  3/7/2025 174,380
285,000 6.125%,  3/9/2028 330,684
Fortress Transportation and
Infrastructure Investors, LLC
60,000 6.500%,  10/1/2025
h
61,634
33,000 9.750%,  8/1/2027
h
36,135
60,000 5.500%,  5/1/2028
h
58,065
FS KKR Capital Corporation
212,000 1.650%,  10/12/2024 205,605
55,000 4.250%,  2/14/2025
h
56,537
250,000 3.400%,  1/15/2026 249,129
GE Capital International Funding
Company
372,000 4.418%,  11/15/2035 424,281
Global Net Lease, Inc.
110,000 3.750%,  12/15/2027
h
105,848
Goldman Sachs Group, Inc.
203,000 1.948%,  10/21/2027
b
197,571
80,000 1.992%,  1/27/2032
b
73,739
466,000 3.102%,  2/24/2033
b
468,666
165,000 4.750%,  10/21/2045 197,118
HCP, Inc.
53,000 3.400%,  2/1/2025 55,011
HSBC Holdings plc
316,000 1.162%,  11/22/2024
b
311,752
525,000 3.803%,  3/11/2025
b
543,196
200,000 3.900%,  5/25/2026 211,662
HUB International, Ltd.
87,000 5.625%,  12/1/2029
h
85,478
Icahn Enterprises, LP
43,000 4.750%,  9/15/2024 43,618
125,000 6.375%,  12/15/2025 127,239
20,000 6.250%,  5/15/2026 20,560
85,000 5.250%,  5/15/2027 85,612
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 151,873
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
h
75,224
iStar, Inc.
105,000 4.250%,  8/1/2025 104,284
J.P. Morgan Chase & Company
230,000 1.040%,  2/4/2027
b
218,575
276,000 1.578%,  4/22/2027
b
267,012
375,000 4.203%,  7/23/2029
b
405,981
250,000 2.522%,  4/22/2031
b
243,635
300,000 1.953%,  2/4/2032
b
277,941
475,000 3.882%,  7/24/2038
b
512,365
368,000 3.157%,  4/22/2042
b
360,407
Jefferies Finance, LLC
85,000 5.000%,  8/15/2028
h
84,016
Kimco Realty Corporation
268,000 3.300%,  2/1/2025 277,061
Lloyds Banking Group plc
350,000 3.870%,  7/9/2025
b
364,880
Principal
Amount Long-Term Fixed Income (11.8%) Value
Financials (0.9%) - continued
LPL Holdings, Inc.
$ 120,000 4.000%,  3/15/2029
h
$ 116,465
Macquarie Group, Ltd.
214,000 1.201%,  10/14/2025
b,h
208,963
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
h
299,039
MGM Growth Properties Operating
Partnership, LP
354,000 4.625%,  6/15/2025
h
369,930
165,000 5.750%,  2/1/2027 182,325
Mitsubishi UFJ Financial Group,
Inc.
250,000 0.962%,  10/11/2025
b
243,117
130,000 3.287%,  7/25/2027 135,660
250,000 2.048%,  7/17/2030 235,925
Morgan Stanley
180,000 2.188%,  4/28/2026
b
179,610
210,000 4.350%,  9/8/2026 226,870
276,000 3.591%,  7/22/2028
b
289,616
290,000 3.622%,  4/1/2031
b
306,561
230,000 2.802%,  1/25/2052
b
210,916
MPT Operating Partnership, LP
80,000 4.625%,  8/1/2029 82,263
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 215,857
NatWest Group plc
225,000 6.000%,  12/29/2025
b,k
236,948
200,000 4.445%,  5/8/2030
b
217,223
325,000 3.032%,  11/28/2035
b
309,102
Navient Corporation
85,000 5.500%,  1/25/2023 86,806
40,000 5.000%,  3/15/2027 38,737
Nippon Life Insurance Company
275,000 5.100%,  10/16/2044
b,h
292,875
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 303,973
225,000 3.375%,  2/1/2031 220,895
OneMain Finance Corporation
100,000 6.875%,  3/15/2025 108,500
110,000 7.125%,  3/15/2026 120,927
65,000 3.500%,  1/15/2027 61,736
Owl Rock Capital Corporation
90,000 4.250%,  1/15/2026 92,933
350,000 3.400%,  7/15/2026 348,400
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
h
93,870
Park Aerospace Holdings, Ltd.
175,000 4.500%,  3/15/2023
h
179,353
Park Intermediate Holdings, LLC
50,000 4.875%,  5/15/2029
h
49,421
PennyMac Financial Services, Inc.
70,000 4.250%,  2/15/2029
h
63,133
Playtika Holding Corporation
83,000 4.250%,  3/15/2029
h
79,369
Principal Life Global Funding II
270,000 1.250%,  8/16/2026
h
259,083
Prudential Financial, Inc.
100,000 3.700%,  3/13/2051 106,546
Radian Group, Inc.
85,000 4.875%,  3/15/2027 87,975

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Financials (0.9%) - continued
Realty Income Corporation
$ 85,000 4.125%,  10/15/2026 $ 92,408
100,000 2.850%,  12/15/2032 99,535
Regency Centers, LP
220,000 4.125%,  3/15/2028 238,893
Rocket Mortgage Co-Issuer, Inc.
120,000 3.625%,  3/1/2029
h
112,187
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
b
345,753
Service Properties Trust
38,000 4.650%,  3/15/2024 36,955
50,000 4.750%,  10/1/2026 46,470
41,000 4.950%,  2/15/2027 38,130
90,000 5.500%,  12/15/2027 89,172
Simon Property Group, LP
475,000 3.800%,  7/15/2050 504,649
Societe Generale SA
138,000 4.750%,  11/24/2025
h
146,797
Spirit Realty, LP
325,000 2.100%,  3/15/2028 311,229
Standard Chartered plc
327,000 1.822%,  11/23/2025
b,h
320,781
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 130,251
125,000 1.710%,  1/12/2031 114,499
Sumitomo Mitsui Trust Bank, Ltd.
380,000 0.800%,  9/16/2024
h
369,038
Synchrony Financial
225,000 3.950%,  12/1/2027 235,167
UDR, Inc.
275,000 2.100%,  8/1/2032 252,916
United Wholesale Mortgage, LLC
85,000 5.500%,  4/15/2029
h
77,852
VICI Properties, LP
60,000 4.250%,  12/1/2026
h
60,675
20,000 3.750%,  2/15/2027
h
19,803
50,000 4.625%,  12/1/2029
h
51,464
Wells Fargo & Company
125,000 3.000%,  2/19/2025 128,337
150,000 3.000%,  4/22/2026 154,186
168,000 3.000%,  10/23/2026 172,608
500,000 2.393%,  6/2/2028
b
495,864
323,000 4.900%,  11/17/2045 380,286
Welltower, Inc.
270,000 2.050%,  1/15/2029 259,378
Total 36,337,487
Mortgage-Backed Securities (3.2%)
Federal National Mortgage
Association
6,222,317 2.500%,  12/1/2051 6,235,329
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
12,800,000 2.000%,  3/1/2036
e
12,832,750
5,157,000 1.500%,  2/1/2037
e
5,074,710
1,600,000 2.000%,  2/1/2037
e
1,607,469
3,300,000 2.500%,  3/1/2037
e
3,364,775
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
29,125,000 2.000%,  2/1/2052
e
28,392,324
Principal
Amount Long-Term Fixed Income (11.8%) Value
Mortgage-Backed Securities (3.2%) - continued
$ 28,000 2.500%,  2/1/2052
e,l
$ 27,952
10,125,000 2.000%,  3/1/2052
e
9,848,495
31,247,000 2.500%,  3/1/2052
e,l
31,116,257
16,100,000 3.000%,  3/1/2052
e
16,406,906
2,000,000 3.000%,  2/1/2048
e
2,043,125
6,000,000 3.500%,  3/1/2049
e
6,234,375
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
1,125,000 2.500%,  2/1/2052
e
1,132,031
2,525,000 2.500%,  3/1/2052
e
2,535,554
Total 126,852,052
Technology (0.2%)
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 408,501
Apple, Inc.
485,000 3.750%,  9/12/2047 525,570
Black Knight InfoServ, LLC
98,000 3.625%,  9/1/2028
h
94,000
Broadcom Corporation
70,000 3.875%,  1/15/2027 73,810
Broadcom, Inc.
180,000 5.000%,  4/15/2030 201,297
76,000 3.469%,  4/15/2034
h
75,280
266,000 3.137%,  11/15/2035
h
252,137
220,000 3.187%,  11/15/2036
h
208,949
CommScope Technologies
Finance, LLC
82,000 6.000%,  6/15/2025
h
79,869
CommScope, Inc.
60,000 7.125%,  7/1/2028
h
55,950
Dell International, LLC
7,000 5.450%,  6/15/2023 7,317
465,000 6.020%,  6/15/2026 527,731
45,000 8.350%,  7/15/2046 71,005
Fiserv, Inc.
250,000 2.250%,  6/1/2027 247,436
180,000 2.650%,  6/1/2030 176,268
Gartner, Inc.
85,000 3.625%,  6/15/2029
h
82,450
165,000 3.750%,  10/1/2030
h
160,050
Iron Mountain, Inc.
80,000 4.875%,  9/15/2029
h
78,972
90,000 5.250%,  7/15/2030
h
89,366
96,000 4.500%,  2/15/2031
h
91,026
Lam Research Corporation
450,000 2.875%,  6/15/2050 420,743
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024
h
175,025
Micron Technology, Inc.
360,000 4.663%,  2/15/2030 397,958
Microsoft Corporation
395,000 3.041%,  3/17/2062 387,628
425,000 3.700%,  8/8/2046 477,725
Minerva Merger Sub, Inc.
93,000 6.500%,  2/15/2030
e,h
92,768
MSCI, Inc.
125,000 4.000%,  11/15/2029
h
125,781
NCR Corporation
140,000 6.125%,  9/1/2029
h
147,147
NVIDIA Corporation
325,000 3.500%,  4/1/2040 343,861

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Technology (0.2%) - continued
NXP BV/NXP Funding, LLC
$ 75,000 5.550%,  12/1/2028
h
$ 87,368
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029
h
91,266
180,000 3.250%,  5/11/2041
h
173,212
Open Text Corporation
105,000 4.125%,  2/15/2030
h
102,576
Oracle Corporation
250,000 3.850%,  7/15/2036 249,022
450,000 3.600%,  4/1/2040 416,298
350,000 4.000%,  7/15/2046 332,067
PTC, Inc.
70,000 3.625%,  2/15/2025
h
70,263
40,000 4.000%,  2/15/2028
h
39,645
Qorvo, Inc.
300,000 3.375%,  4/1/2031
h
292,245
Rackspace Technology Global,
Inc.
90,000 5.375%,  12/1/2028
f,h
83,925
Seagate HDD Cayman
137,000 3.125%,  7/15/2029 127,081
105,000 3.375%,  7/15/2031 97,493
Sensata Technologies, Inc.
135,000 3.750%,  2/15/2031
h
126,857
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
h
30,456
SS&C Technologies, Inc.
180,000 5.500%,  9/30/2027
h
185,890
Switch, Ltd.
80,000 3.750%,  9/15/2028
h
76,310
Texas Instruments, Inc.
330,000 4.150%,  5/15/2048 387,638
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
h
64,020
VMware, Inc.
175,000 4.650%,  5/15/2027 192,038
Total 9,301,290
Transportation (0.1%)
Air Canada
30,000 3.875%,  8/15/2026
h
29,262
Air Canada Pass Through Trust
30,101 3.875%,  3/15/2023
h
30,186
American Airlines, Inc.
158,000 11.750%,  7/15/2025
h
191,248
183,000 5.500%,  4/20/2026
h
187,346
30,000 5.750%,  4/20/2029
h
30,713
Avis Budget Car Rental, LLC
70,000 5.375%,  3/1/2029
f,h
70,146
Burlington Northern Santa Fe, LLC
140,000 5.750%,  5/1/2040 185,894
100,000 4.450%,  3/15/2043 116,600
Canadian Pacific Railway
Company
243,000 3.100%,  12/2/2051 232,014
162,000 3.000%,  12/2/2041 155,582
CSX Corporation
170,000 3.800%,  4/15/2050 180,592
Delta Air Lines, Inc.
46,000 7.000%,  5/1/2025
h
51,514
284,000 4.750%,  10/20/2028
h
303,149
Principal
Amount Long-Term Fixed Income (11.8%) Value
Transportation (0.1%) - continued
Hertz Corporation
$ 87,000 4.625%,  12/1/2026
h
$ 84,407
104,000 5.000%,  12/1/2029
h
100,142
Southwest Airlines Company
150,000 5.125%,  6/15/2027 167,571
368,000 2.625%,  2/10/2030 356,599
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 10,138
United Airlines, Inc.
90,000 4.375%,  4/15/2026
h
89,334
90,000 4.625%,  4/15/2029
h
89,052
VistaJet Malta Finance plc
40,000 6.375%,  2/1/2030
h
39,750
XPO Logistics, Inc.
55,000 6.250%,  5/1/2025
h
56,929
Total 2,758,168
U.S. Government & Agencies (4.0%)
U.S. Treasury Bonds
400,000 1.625%,  11/15/2050 357,016
4,485,000 2.250%,  11/15/2027 4,623,229
7,300,000 2.875%,  5/15/2028 7,804,441
1,510,000 5.250%,  11/15/2028 1,850,989
4,600,000 1.625%,  8/15/2029 4,565,141
4,100,000 1.500%,  2/15/2030 4,024,726
250,000 0.875%,  11/15/2030 232,100
4,680,000 1.375%,  11/15/2031 4,509,619
1,175,000 4.375%,  5/15/2040 1,587,765
6,780,000 3.000%,  5/15/2042 7,722,049
12,618,000 2.500%,  5/15/2046 13,375,573
10,050,000 2.875%,  5/15/2049 11,619,920
U.S. Treasury Notes
6,000,000 0.125%,  12/31/2022 5,964,609
1,610,000 0.125%,  1/31/2023 1,598,931
4,750,000 2.500%,  3/31/2023 4,838,691
940,000 0.125%,  4/30/2023 930,857
9,640,000 0.125%,  8/31/2023 9,498,789
500,000 0.125%,  10/15/2023 491,758
6,040,000 0.750%,  12/31/2023 5,992,812
6,270,000 2.500%,  1/31/2024 6,433,118
1,585,000 2.125%,  7/31/2024 1,618,124
2,490,000 2.250%,  11/15/2024 2,551,569
4,360,000 2.125%,  11/30/2024 4,452,139
700,000 1.375%,  1/31/2025 699,617
17,550,000 2.875%,  5/31/2025 18,358,260
250,000 0.250%,  8/31/2025 239,199
5,715,000 2.625%,  1/31/2026 5,954,316
3,290,000 0.500%,  2/28/2026 3,152,874
20,870,000 2.500%,  2/28/2026 21,650,995
5,000,000 0.500%,  4/30/2027 4,716,992
Total 161,416,218
Utilities (0.2%)
AES Corporation
133,000 3.950%,  7/15/2030
h
137,549
Ameren Illinois Company
270,000 4.500%,  3/15/2049 329,388
American Electric Power
Company, Inc.
203,000 3.875%,  2/15/2062
b
199,131
115,000 2.031%,  3/15/2024 115,115

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.8%) Value
Utilities (0.2%) - continued
American Water Capital
Corporation
$ 450,000 2.800%,  5/1/2030 $ 454,151
Appalachian Power Company
92,000 3.300%,  6/1/2027 96,180
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 176,598
Calpine Corporation
130,000 4.500%,  2/15/2028
h
127,062
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 231,206
CenterPoint Energy, Inc.
245,000 4.250%,  11/1/2028 266,816
CMS Energy Corporation
126,000 2.950%,  2/15/2027 128,535
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 131,287
Consolidated Edison Company of
New York, Inc.
175,000 4.125%,  5/15/2049 189,416
Consolidated Edison, Inc.
63,000 4.500%,  12/1/2045 70,145
Consumers Energy Company
325,000 4.350%,  4/15/2049 388,431
Dominion Energy South Carolina,
Inc.
205,000 5.100%,  6/1/2065 272,364
DTE Electric Company
95,000 3.700%,  3/15/2045 100,707
135,000 3.700%,  6/1/2046 143,436
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 263,421
Duke Energy Corporation
168,000 3.750%,  9/1/2046 171,180
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 125,914
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 180,713
Edison International
275,000 5.750%,  6/15/2027 308,298
Exelon Corporation
190,000 4.700%,  4/15/2050 225,178
376,000 4.450%,  4/15/2046 430,565
FirstEnergy Corporation
60,000 3.350%,  7/15/2022 59,930
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 104,103
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
h
147,822
Mississippi Power Company
185,000 3.950%,  3/30/2028 198,900
National Rural Utilities Cooperative
Finance Corporation
150,000 3.700%,  3/15/2029 160,412
NextEra Energy Operating
Partners, LP
120,000 3.875%,  10/15/2026
h
120,900
NiSource Finance Corporation
245,000 5.650%,  2/1/2045 311,983
Principal
Amount Long-Term Fixed Income (11.8%) Value
Utilities (0.2%) - continued
NRG Energy, Inc.
$ 125,000 3.375%,  2/15/2029
h
$ 115,471
35,000 5.250%,  6/15/2029
h
36,015
Pacific Gas and Electric Company
359,000 4.950%,  7/1/2050 366,513
235,000 3.300%,  12/1/2027 234,614
245,000 4.550%,  7/1/2030 254,950
PG&E Corporation
86,000 5.000%,  7/1/2028 86,000
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 152,443
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 374,553
Southern California Edison
Company
185,000 4.000%,  4/1/2047 192,608
Southern Company
150,000 3.250%,  7/1/2026 156,431
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 171,760
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 66,178
Suburban Propane Partners, LP
170,000 5.875%,  3/1/2027 174,250
30,000 5.000%,  6/1/2031
h
29,550
TerraForm Power Operating, LLC
125,000 5.000%,  1/31/2028
h
126,562
Virginia Electric and Power
Company
275,000 4.600%,  12/1/2048 329,462
Vistra Operations Company, LLC
100,000 5.000%,  7/31/2027
h
100,790
Total 9,334,986
Total Long-Term Fixed Income
(cost $467,276,723) 473,078,369
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
16,144,787 Thrivent Cash Management Trust 16,144,787
Total Collateral Held for
Securities Loaned
(cost $16,144,787) 16,144,787
Shares or
Principal
Amount Short-Term Investments ( 13.6% ) Value
Federal Home Loan Bank Discount
Notes
600,000 0.050%, 2/2/2022
m
600,000
20,500,000 0.035%, 2/9/2022
m,n
20,499,909
800,000 0.030%, 2/15/2022
m,n
799,994
1,200,000 0.040%, 2/23/2022
m,n
1,199,985
3,000,000 0.036%, 3/16/2022
m,n
2,999,642
5,100,000 0.080%, 3/23/2022
m,n
5,099,292
3,200,000 0.170%, 4/20/2022
m,n
3,198,684
1,000,000 0.190%, 4/27/2022
m,n
999,552
Thrivent Core Short-Term Reserve
Fund
49,885,172 0.210% 498,851,719

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (13.6%) Value
U.S. Treasury Bills
7,000,000 0.047%, 2/17/2022
m,o
$ 6,999,906
200,000 0.039%, 3/24/2022
m,o
199,978
2,000,000 0.125%, 4/14/2022
m,p
1,999,459
Total Short-Term Investments
(cost $543,312,449) 543,448,120
Total Investments (cost
$3,372,292,666) 103.3% $4,133,784,829
Other Assets and Liabilities, Net
(3.3%) (133,537,588)
Total Net Assets 100.0% $4,000,247,241
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $83,853,548 or
2.1% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l All or a portion of the security was earmarked to cover
written options.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At January 31, 2022, $1,233,666 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of January 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,353,744
Common Stock 14,896,256
Total lending $16,250,000
Gross amount payable upon return of
collateral for securities loaned $16,144,787
Net amounts due to counterparty $(105,213)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,802,231 – 1,277,209 525,022
Capital Goods 5,843,650 – 5,501,650 342,000
Communications Services 4,145,212 – 3,910,885 234,327
Consumer Cyclical 3,974,232 – 3,767,491 206,741
Consumer Non-Cyclical 4,896,002 – 4,741,002 155,000
Energy 744,933 – 744,933 –
Financials 1,408,270 – 1,306,557 101,713
Technology 3,346,698 – 3,346,698 –
Transportation 1,601,751 – 1,601,751 –
Utilities 799,774 – 799,774 –
Registered Investment Companies
Unaffiliated 33,709,872 33,709,872 – –
Affiliated 1,673,733,834 1,673,733,834 – –
Common Stock
Communications Services 51,440,496 51,433,863 – 6,633
Consumer Discretionary 120,350,117 120,316,667 – 33,450
Consumer Staples 34,232,570 34,232,570 – –
Energy 37,733,028 37,733,028 – –
Financials 157,369,438 156,277,460 1,091,978 –
Health Care 113,952,315 113,952,315 – –
Industrials 181,171,254 179,267,150 1,904,104 –
Information Technology 209,377,472 207,561,943 1,815,529 –
Materials 42,728,935 41,239,912 1,489,021 2
Real Estate 64,662,910 64,662,910 – –
Utilities 26,717,301 26,717,301 – –
Long-Term Fixed Income
Asset-Backed Securities 22,760,469 – 22,760,469 –
Basic Materials 3,963,207 – 3,963,207 –
Capital Goods 7,702,939 – 7,702,939 –
Collateralized Mortgage Obligations 26,503,514 – 26,503,514 –
Commercial Mortgage-Backed Securities 8,138,125 – 8,138,125 –
Communications Services 13,909,041 – 13,909,041 –
Consumer Cyclical 15,806,166 – 15,806,166 –
Consumer Non-Cyclical 16,467,885 – 16,467,885 –
Energy 11,826,822 – 11,826,822 –
Financials 36,337,487 – 36,337,487 –
Mortgage-Backed Securities 126,852,052 – 126,852,052 –
Technology 9,301,290 – 9,301,290 –
Transportation 2,758,168 – 2,758,168 –
U.S. Government & Agencies 161,416,218 – 161,416,218 –
Utilities 9,334,986 – 9,334,986 –
Short-Term Investments 44,596,401 – 44,596,401 –
Subtotal Investments in Securities $3,293,417,065 $2,740,838,825 $550,973,352 $1,604,888
Other Investments  * Total
Affiliated Registered Investment Companies 325,371,258
Affiliated Short-Term Investments 498,851,719
Collateral Held for Securities Loaned 16,144,787
Subtotal Other Investments $840,367,764
Total Investments at Value $4,133,784,829
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 26,780,445 26,780,445 – –
Total Asset Derivatives $26,780,445 $26,780,445 $– $–
Liability Derivatives
Futures Contracts 20,286,335 20,286,335 – –
Call Options Written 3,424 – – 3,424
Credit Default Swaps 567,813 – 567,813 –
Total Liability Derivatives $20,857,572 $20,286,335 $567,813 $3,424
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling $27,796,091 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 102 March 2022 $ 13,267,500 ( $ 214,688)
CBOT 2-Yr. U.S. Treasury Note 86 March 2022 18,774,424 (141,987)
CBOT 5-Yr. U.S. Treasury Note 111 March 2022 13,435,682 (204,134)
CBOT U.S. Long Bond 98 March 2022 15,704,055 (452,805)
CME E-mini Russell 2000 Index 31 March 2022 3,422,183 (284,363)
CME E-mini S&P 500 Index 2,534 March 2022 584,742,054 (14,053,579)
CME E-mini S&P Mid-Cap 400 Index 11 March 2022 3,051,587 (158,917)
CME Ultra Long Term U.S. Treasury Bond 135 March 2022 26,188,653 (682,090)
ICE mini MSCI EAFE Index 985 March 2022 113,966,177 (3,877,652)
ICE US mini MSCI Emerging Markets Index 169 March 2022 10,463,730 (114,170)
Ultra 10-Yr. U.S. Treasury Note 38 March 2022 5,529,419 (101,950)
Total Futures Long Contracts $ 808,545,464 ( $ 20,286,335)
CBOT 2-Yr. U.S. Treasury Note (127) March 2022 ( $ 27,573,727) $ 58,383
CBOT 5-Yr. U.S. Treasury Note (338) March 2022 (40,889,023) 598,365
CME E-mini Russell 2000 Index (877) March 2022 (97,143,070) 8,373,130
CME E-mini S&P Mid-Cap 400 Index (1,012) March 2022 (283,819,891) 17,694,251
Ultra 10-Yr. U.S. Treasury Note (41) March 2022 (5,912,269) 56,316
Total Futures Short Contracts ( $ 455,337,980) $26,780,445
Total Futures Contracts $ 353,207,484 $6,494,110

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Aggressive Allocation Fund's options contracts held as of January 31, 2022.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (6.25) $ 101.81 February 2022 ( $ 6,239,259) ( $ 6) $ 38,324
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (6.25) 100.94 March 2022 (6,233,849) (3,418) 16,113
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($3,424) $54,437
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Aggressive Allocation Fund's swaps contracts held as of January 31, 2022. Investments totaling
$3,128,939 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Sell 12/20/2026 ( $ 25,790,000) $ – ( $ 567,813) ( $ 567,813)
Total Credit Default Swaps $– ($567,813) ($567,813)
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $47,684 $502 $6,200 $40,180 4,320 1.0%
Core Emerging Markets Equity 33,753 46,090 – 73,991 6,954 1.9
Core International Equity 79,940 3,702 – 76,082 7,365 1.9
Core Low Volatility Equity 135,974 20,398 – 135,119 10,631 3.4
Global Stock, Class S 198,644 25,574 – 189,727 6,887 4.8
High Yield, Class S 24,579 287 – 24,177 5,325 0.6
Income, Class S 76,461 1,790 – 74,135 7,997 1.8
International Allocation, Class S 305,058 27,081 – 291,589 27,405 7.3
Large Cap Growth, Class S 424,234 23,847 – 385,464 20,847 9.6
Large Cap Value, Class S 335,569 25,178 – 341,583 12,083 8.5
Limited Maturity Bond, Class S 38,909 161 – 38,546 3,089 1.0
Mid Cap Stock, Class S 280,633 27,650 – 260,358 7,486 6.5
Small Cap Stock, Class S 71,941 7,399 – 68,155 2,242 1.7
Total Affiliated Registered Investment
Companies 2,053,379 1,999,106 50.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% 497,553 485,252 483,953 498,852 49,885 12.5
Total Affiliated Short-Term Investments 497,553 498,852 12.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   20,689 92,947 97,491 16,145 16,145 0.4
Total Collateral Held for Securities Loaned 20,689 16,145 0.4
Total Value $2,571,621 $2,514,103
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(282) $(1,524) $– $502
Core Emerging Markets Equity – (5,852) 3,463 1,627
Core International Equity – (7,560) – 3,701
Core Low Volatility Equity Fund – (21,253) 18,466 1,932
Global Stock, Class S – (34,491) 23,391 2,182
High Yield, Class S – (689) – 288
Income, Class S – (4,116) 1,251 540
International Allocation, Class S – (40,550) 20,122 6,959
Large Cap Growth, Class S – (62,617) 23,848 –
Large Cap Value, Class S – (19,164) 20,967 4,211
Limited Maturity Bond, Class S – (524) 21 141
Mid Cap Stock, Class S – (47,925) 27,391 259
Small Cap Stock, Class S – (11,185) 7,007 392
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% – – – 235
Total Income/Non Income Cash from Affiliated Investments $22,969
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 11 23
Total Affiliated Income from Securities Loaned, Net $23
Total $(282) $(257,450) $145,938

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.8% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 285,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
$ 285,000
Hexion, Inc., Term Loan
108,061
3.720%,  (LIBOR 3M +
3.500%), 7/1/2026
b
108,061
INEOS US Petrochem, LLC, Term
Loan
208,950
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
208,363
Innophos Holdings, Inc., Term
Loan
108,075
3.855%,  (LIBOR 1M +
3.750%), 2/7/2027
b
107,624
Nouryon USA, LLC, Term Loan
236,288
3.105%,  (LIBOR 1M +
3.000%), 10/1/2025
b
234,575
Pixelle Specialty Solutions, LLC,
Term Loan
186,309
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
185,245
Sparta US HoldCo, LLC, Term
Loan
45,000
4.250%,  (LIBOR 1M +
3.500%), 8/2/2028
b
44,944
Venator Finance SARL, Term Loan
143,501
3.105%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
140,990
Total 1,314,802
Capital Goods (0.4%)
Bingo Industries, Ltd., Term Loan
104,737
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b
104,476
BW Holding, Inc., Delayed Draw
45,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
44,963
BW Holding, Inc., Term Loan
171,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b
170,858
Flex Acquisition Company, Inc.,
Term Loan
235,123
3.214%,  (LIBOR 3M +
3.000%), 6/29/2025
b
233,734
167,884
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
167,528
Gemini HDPE, LLC, Term Loan
177,057
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
176,688
GFL Environmental, Inc., Term
Loan
202,950
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
202,978
Graham Packaging Company,
Inc., Term Loan
198,500
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
197,756
Grinding Media, Inc., Term Loan
289,275
4.750%,  (LIBOR 3M +
4.000%), 10/12/2028
b
289,096
Groupe Solmax, Inc., Term Loan
250,072
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
250,542
Principal
Amount Bank Loans (1.8%)
a
Value
Capital Goods (0.4%) - continued
HRNI Holdings, LLC, Term Loan
$ 139,000
5.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 139,347
Hyperion Materials &
Technologies, Inc., Term Loan
175,000
5.000%,  (LIBOR 1M +
4.500%), 8/30/2028
b
175,569
LABL, Inc., Term Loan
70,000
5.500%,  (LIBOR 3M +
5.000%), 10/29/2028
b,d,e
70,372
LRS Holdings, LLC, Term Loan
139,000
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
139,000
LTR Intermediate Holdings, Inc.,
Term Loan
143,000
5.500%,  (LIBOR 2M +
4.500%), 5/7/2028
b,c,d,e
143,000
Pactiv Evergreen Group Holdings,
Inc., Term Loan
84,150
3.355%,  (LIBOR 1M +
3.250%), 2/5/2026
b
83,505
Quikrete Holdings Inc., Term Loan
170,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
169,498
RLG Holdings, LLC, Term Loan
156,646
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
156,646
TransDigm, Inc., Term Loan
378,285
2.355%,  (LIBOR 1M +
2.250%), 12/9/2025
b
374,101
TricorBraun Holdings, Inc., Term
Loan
248,825
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
247,076
Trident TPI Holdings, Inc., Delayed
Draw
22,477
4.201%,  (LIBOR 2M +
4.000%), 9/17/2028
b,d,e
22,493
Trident TPI Holdings, Inc., Term
Loan
152,119
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b
152,227
Venga Finance SARL, Term Loan
139,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
135,221
Vertiv Group Corporation, Term
Loan
678,150
2.852%,  (LIBOR 1M +
2.750%), 3/2/2027
b
674,379
Waterlogic USA Holdings, Inc.,
Term Loan
154,612
4.974%,  (LIBOR 3M +
4.750%), 8/12/2028
b
154,612
Total 4,675,665
Communications Services (0.3%)
Allen Media, LLC, Term Loan
139,295
5.724%,  (LIBOR 3M +
5.500%), 2/10/2027
b
138,773
Altice France SA, Term Loan
114,300
3.500%,  (LIBOR 3M +
2.750%), 7/31/2025
b
112,757

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.8%)
a
Value
Communications Services (0.3%) - continued
Cablevision Lightpath, LLC, Term
Loan
$ 182,687
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
$ 182,048
CCI Buyer, Inc., Term Loan
59,550
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
59,624
CommScope, Inc., Term Loan
206,826
3.355%,  (LIBOR 1M +
3.250%), 4/4/2026
b
203,035
DIRECTV Financing, LLC, Term
Loan
317,688
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
317,888
E.W. Scripps Company, Term Loan
183,425
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
183,196
Entercom Media Corporation, Term
Loan
138,725
2.609%,  (LIBOR 1M +
2.500%), 11/17/2024
b
136,748
iHeartCommunications, Inc., Term
Loan
115,612
3.105%,  (LIBOR 1M +
3.000%), 5/1/2026
b
114,952
Metronet Systems Holdings, LLC,
Term Loan
253,323
4.500%,  (LIBOR 1M +
4.000%), 6/2/2028
b
252,310
NEP Group, Inc., Term Loan
169,750
3.355%,  (LIBOR 1M +
3.250%), 10/20/2025
b
165,978
25,000
7.105%,  (LIBOR 1M +
7.000%), 10/19/2026
b
24,366
Nexstar Media, Inc., Term Loan
246,980
2.602%,  (LIBOR 1M +
2.500%), 9/19/2026
b
246,054
ORBCOMM, Inc., Term Loan
149,625
5.000%,  (LIBOR 1M +
4.250%), 9/1/2028
b
149,749
Peraton Corporation, Term Loan
267,975
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
267,527
Sharp Midco, LLC, Term Loan
56,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
55,930
Terrier Media Buyer, Inc., Term
Loan
257,400
3.605%,  (LIBOR 1M +
3.500%), 12/17/2026
b
255,397
Univision Communications, Inc.,
Term Loan
140,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,d,e
139,738
Voyage Australia, Pty. Ltd., Term
Loan
149,625
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
149,345
Xplornet Communications, Inc.,
Term Loan
149,625
4.500%,  (LIBOR 1M +
4.000%), 10/1/2028
b
149,275
Principal
Amount Bank Loans (1.8%)
a
Value
Communications Services (0.3%) - continued
$ 135,000
7.500%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
$ 135,338
Total 3,440,028
Consumer Cyclical (0.2%)
ACProducts Holdings, Inc., Term
Loan
99,500
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
98,860
AI Aqua Merger Sub, Inc., Delayed
Draw
19,375
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
19,397
AI Aqua Merger Sub, Inc., Term
Loan
155,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
155,175
American Trailer World
Corporation, Term Loan
174,125
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
172,983
Caesars Resort Collection, LLC,
Term Loan
129,345
3.605%,  (LIBOR 1M +
3.500%), 7/20/2025
b
129,183
Carnival Corporation, Term Loan
138,942
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
137,404
Cengage Learning, Inc., Term
Loan
279,300
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
279,934
CP Atlas Buyer, Inc., Term Loan
168,736
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
167,977
Golden Entertainment, Inc., Term
Loan
316,875
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
315,985
Great Canadian Gaming
Corporation, Term Loan
95,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
95,048
Michaels Companies, Inc., Term
Loan
278,600
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
274,421
Penn National Gaming, Inc., Term
Loan
117,196
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
117,000
Scientific Games International,
Inc., Term Loan
645,930
2.855%,  (LIBOR 1M +
2.750%), 8/14/2024
b
643,792
Secure Acquisition, Inc., Delayed
Draw
22,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
21,973
Secure Acquisition, Inc., Term
Loan
147,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
146,816

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.8%)
a
Value
Consumer Cyclical (0.2%) - continued
Staples, Inc., Term Loan
$ 35,011
4.632%,  (LIBOR 3M +
4.500%), 9/12/2024
b
$ 34,311
140,196
5.132%,  (LIBOR 3M +
5.000%), 4/12/2026
b
133,625
Tenneco, Inc., Term Loan
178,413
3.105%,  (LIBOR 1M +
3.000%), 10/1/2025
b
176,211
Truck Hero, Inc., Term Loan
44,662
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
44,520
Wyndham Hotels & Resorts, Inc.,
Term Loan
135,450
1.855%,  (LIBOR 1M +
1.750%), 5/30/2025
b
134,137
Total 3,298,752
Consumer Non-Cyclical (0.3%)
Adient US, LLC, Term Loan
74,625
3.605%,  (LIBOR 1M +
3.500%), 4/8/2028
b
74,579
Alltech, Inc., Term Loan
131,000
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
131,000
Bausch Health Americas, Inc.,
Term Loan
281,248
3.105%,  (LIBOR 1M +
3.000%), 6/1/2025
b
278,905
Bausch Health Companies, Inc.,
Term Loan
210,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
208,228
Bellring Brands, LLC, Term Loan
162,549
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
162,434
Blue Ribbon, LLC, Term Loan
191,344
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
189,909
Chobani, LLC, Term Loan
93,812
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
93,930
City Brewing Company, LLC, Term
Loan
270,713
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
257,177
CNT Holdings I Corporation, Term
Loan
124,062
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
123,985
35,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
35,131
Endo Luxembourg Finance
Company I SARL, Term Loan
302,713
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
294,303
Gainwell Acquisition Corporation,
Term Loan
347,368
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
347,476
Global Medical Response, Inc.,
Term Loan
28,801
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
28,729
Principal
Amount Bank Loans (1.8%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
$ 713,199
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
$ 712,757
Herens US Holdco Corporation,
Term Loan
263,675
4.750%,  (LIBOR 2M +
4.000%), 7/2/2028
b
263,388
Mamba Purchaser, Inc., Term Loan
30,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
30,075
Packaging Coordinators Midco,
Inc., Term Loan
138,651
4.500%,  (LIBOR 3M +
3.750%), 11/30/2027
b
138,506
Petco Health & Wellness
Company, Inc., Term Loan
223,312
4.000%,  (LIBOR 3M +
3.250%), 3/4/2028
b
222,982
PetSmart, LLC, Term Loan
308,450
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
307,774
Precision Medicine Group, LLC,
Delayed Draw
25,385
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
25,265
Precision Medicine Group, LLC,
Term Loan
192,669
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
191,766
Total 4,118,299
Energy (<0.1%)
Calpine Corporation, Term Loan
232,650
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
230,800
Energizer Holdings, Inc., Term
Loan
64,350
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
64,129
GIP II Blue Holding LP, Term Loan
260,348
5.500%,  (LIBOR 3M +
4.500%), 9/29/2028
b
260,087
Total 555,016
Financials (0.1%)
Asurion, LLC, Term Loan
267,300
3.355%,  (LIBOR 1M +
3.250%), 12/23/2026
b
265,295
94,288
3.355%,  (LIBOR 1M +
3.250%), 7/31/2027
b
93,627
175,000
5.355%,  (LIBOR 1M +
5.250%), 2/3/2028
b
175,145
155,000
5.355%,  (LIBOR 1M +
5.250%), 1/15/2029
b
155,098
Digicel International Finance, Ltd.,
Term Loan
212,906
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
207,477
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
86,000
0.000%,  (SOFRRATE +
7.000%), 1/24/2030
b,c,d,e
84,925
Tiger Acquisition, LLC, Term Loan
94,525
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
93,479

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.8%)
a
Value
Financials (0.1%) - continued
Tronox Finance, LLC, Term Loan
$ 114,485
2.454%,  (LIBOR 1M +
2.250%), 3/11/2028
b
$ 113,728
Total 1,188,774
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
214,628
3.799%,  (LIBOR 1M +
3.500%), 8/21/2026
b
211,462
Crown Subsea Communications
Holding, Inc., Term Loan
224,384
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
225,600
Gogo Intermediate Holdings, LLC,
Term Loan
238,800
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
238,552
Gridiron Fiber Corporation, Term
Loan
105,000
5.250%,  (LIBOR 3M +
4.500%), 10/4/2028
b
103,589
Lummus Technology Holdings V,
LLC, Term Loan
444,038
3.605%,  (LIBOR 1M +
3.500%), 6/30/2027
b
442,097
Prime Security Services Borrower,
LLC, Term Loan
580,612
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
578,598
Rackspace Technology Global,
Inc., Term Loan
377,150
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
373,220
Redstone Holdco 2 LP, Term Loan
135,626
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
125,590
77,527
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
68,766
SS&C Technologies, Inc., Term
Loan
20,949
1.855%,  (LIBOR 1M +
1.750%), 4/16/2025
b
20,687
20,383
1.855%,  (LIBOR 1M +
1.750%), 4/16/2025
b
20,128
Verscend Holding Corporation,
Term Loan
89,550
4.105%,  (LIBOR 1M +
4.000%), 8/27/2025
b
89,460
Zayo Group Holdings, Inc., Term
Loan
406,776
3.105%,  (LIBOR 1M +
3.000%), 3/9/2027
b
400,740
Total 2,898,489
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
455,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
471,621
Air Canada, Term Loan
98,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
98,204
Principal
Amount Bank Loans (1.8%)
a
Value
Transportation (0.1%) - continued
Genesee & Wyoming, Inc., Term
Loan
$ 216,150
2.224%,  (LIBOR 3M +
2.000%), 12/30/2026
b
$ 214,896
Hertz Corporation, Term Loan
74,625
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
74,579
14,135
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
14,126
Mileage Plus Holdings, LLC, Term
Loan
125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
131,813
SkyMiles IP, Ltd., Term Loan
170,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
179,372
United Airlines, Inc., Term Loan
143,912
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
143,852
Total 1,328,463
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
36,943
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
37,082
CQP Holdco LP, Term Loan
338,300
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
337,688
EnergySolutions, LLC, Term Loan
128,370
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
127,849
Exgen Renewables IV, LLC, Term
Loan
85,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
84,841
Osmose Utilities Services, Inc.,
Term Loan
59,850
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
59,476
PG&E Corporation, Term Loan
136,573
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
133,841
Total 780,777
Total Bank Loans
(cost $23,571,264) 23,599,065
Shares
Registered Investment
Companies ( 37.8% ) Value
Unaffiliated  (1.3%)
445 Direxion Daily S&P 500 53,734
916 Invesco QQQ Trust Series 1 332,554
4,140 ProShares Ultra S&P 500
f
270,880
1,386 ProShares UltraPro QQQ 85,696
87,600 SPDR Blackstone Senior Loan ETF
f
3,993,684
4,989 SPDR Bloomberg Short Term High
Yield Bond ETF 133,556
16,783 SPDR S&P 500 ETF Trust 7,550,840
2,513 SPDR S&P Biotech ETF
f
234,790
2,545 SPDR S&P Oil & Gas Exploration
ETF
f
271,297

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (37.8%) Value
Unaffiliated  (1.3%)- continued
40,000 Vanguard Short-Term Corporate
Bond ETF
f
$ 3,211,600
Total 16,138,631
Affiliated  (36.5%)
4,332,910 Thrivent Core Emerging Markets
Debt Fund 40,296,063
844,416 Thrivent Core Emerging Markets
Equity Fund 8,984,585
1,401,498 Thrivent Core International Equity
Fund 14,477,471
1,938,225 Thrivent Core Low Volatility Equity
Fund 24,634,838
69,923 Thrivent Global Stock Fund, Class
S 1,926,382
5,609,941 Thrivent High Yield Fund, Class S 25,469,133
8,826,349 Thrivent Income Fund, Class S 81,820,258
4,391,900 Thrivent International Allocation
Fund, Class S 46,729,817
3,284,787 Thrivent Large Cap Growth Fund,
Class S 60,735,709
3,474,948 Thrivent Large Cap Value Fund,
Class S 98,236,791
3,326,766 Thrivent Limited Maturity Bond
Fund, Class S 41,518,045
794,339 Thrivent Mid Cap Stock Fund,
Class S 27,627,097
240,928 Thrivent Small Cap Stock Fund,
Class S 7,324,198
Total 479,780,387
Total Registered Investment
Companies (cost $380,464,418) 495,919,018
Principal
Amount Long-Term Fixed Income ( 36.2% ) Value
Asset-Backed Securities (1.5%)
510 Asset Backed Trust
$ 450,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
g,h
441,582
Access Group, Inc.
86,479
0.608%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,g
85,195
Ares CLO, Ltd.
550,000
1.641%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,g
550,281
Ares XL CLO, Ltd.
450,000
3.041%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,g
448,909
Ares XXXIIR CLO, Ltd.
525,000
2.156%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,g
525,081
Assurant CLO I, Ltd.
325,000
1.954%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
b,g
325,275
Buttermilk Park CLO, Ltd.
925,000
1.641%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,g
925,112
Principal
Amount Long-Term Fixed Income (36.2%) Value
Asset-Backed Securities (1.5%) - continued
Carlyle Global Market Strategies
CLO, Ltd.
$ 600,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,g
$ 600,121
CarVal CLO II, Ltd.
475,000
1.754%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,g
475,040
275,000
2.254%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,g
274,999
Cheniere Corpus Christi Holdings,
LLC
112,000 2.742%,  12/31/2039
g
104,238
CMFT Net Lease Master Issuer,
LLC
321,563
2.090%,  7/20/2051, Ser.
2021-1, Class A1
g
308,749
Commonbond Student Loan Trust
65,339
0.608%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,g
65,005
CoreVest American Finance Trust
676,860
2.705%,  10/15/2052, Ser.
2019-3, Class A
g
686,913
Credit Suisse Mortgage Trust
593,567
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,g
581,635
Dewolf Park CLO, Ltd.
450,000
1.691%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,g
450,045
Dryden 36 Senior Loan Fund
375,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
375,191
Dryden Senior Loan Fund
500,000
1.641%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,g
500,276
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
g
552,936
Galaxy XIX CLO, Ltd.
350,000
2.109%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
349,342
Goldentree Loan Management,
Ltd.
450,000
1.654%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,g
450,226
Harley Marine Financing, LLC
1,149,814
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,132,097
Home Partners of America Trust
598,627
2.302%,  12/17/2026, Ser.
2021-2, Class B
g
585,866
521,748
2.078%,  9/19/2041, Ser.
2021-1, Class C
g
496,286

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Asset-Backed Securities (1.5%) - continued
Laurel Road Prime Student Loan
Trust
$ 278,215
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,g
$ 284,808
Longfellow Place CLO, Ltd.
900,000
1.991%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,g
899,996
250,000
2.541%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,g
250,020
Madison Park Funding XIV, Ltd.
400,000
1.659%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
400,071
Mello Mortgage Capital
Acceptance
590,559
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,g
575,703
Mercury Financial Credit Card
Master Trust
400,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
g
398,536
MRA Issuance Trust
500,000
1.852%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,g
500,028
National Collegiate Trust
151,497
0.403%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,g
149,108
OCP CLO, Ltd.
400,000
2.241%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,g
399,628
Octagon Investment Partners XVI,
Ltd.
100,000
1.641%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
100,030
OZLM IX, Ltd.
275,000
1.804%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
275,635
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
g
288,482
ROC Securities Trust Series
500,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,g
491,009
SLM Student Loan Trust
125,670
0.508%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
123,048
Sound Point CLO XIV, Ltd.
550,000
2.309%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,g
549,340
Sound Point CLO XV, Ltd.
575,000
2.309%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,g
574,414
Principal
Amount Long-Term Fixed Income (36.2%) Value
Asset-Backed Securities (1.5%) - continued
Sound Point CLO XXI, Ltd.
$ 350,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
$ 350,090
Stratus CLO, Ltd.
425,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,g
425,103
Toorak Mortgage Corporation, Ltd.
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
g,h
495,731
TRK Trust
464,393
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,g
457,376
Upstart Securitization Trust
112,477
1.702%,  11/20/2030, Ser.
2020-3, Class A
g
112,673
VCAT Asset Securitization, LLC
225,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
221,846
Wind River CLO, Ltd.
350,000
1.854%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,g
350,091
275,000
2.254%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,g
275,059
Total 20,238,225
Basic Materials (0.3%)
Alcoa Nederland Holding BV
135,000 5.500%,  12/15/2027
g
142,087
Chemours Company
95,000 5.750%,  11/15/2028
g
96,461
Cleveland-Cliffs, Inc.
80,000 5.875%,  6/1/2027 82,794
50,000 4.625%,  3/1/2029
g
48,786
50,000 4.875%,  3/1/2031
g
49,000
Consolidated Energy Finance SA
169,000 5.625%,  10/15/2028
g
158,906
DowDuPont, Inc.
75,000 4.493%,  11/15/2025 81,101
First Quantum Minerals, Ltd.
180,000 6.875%,  10/15/2027
g
191,250
Freeport-McMoRan, Inc.
90,000 4.125%,  3/1/2028 92,025
64,000 4.250%,  3/1/2030 65,198
394,000 4.625%,  8/1/2030 409,898
Glencore Funding, LLC
23,000 4.125%,  5/30/2023
g
23,687
235,000 4.000%,  3/27/2027
g
248,395
Hecla Mining Company
55,000 7.250%,  2/15/2028 58,850
Hudbay Minerals, Inc.
90,000 4.500%,  4/1/2026
g
88,598
Ingevity Corporation
140,000 3.875%,  11/1/2028
g
132,538
International Flavors and
Fragrances, Inc.
225,000 3.468%,  12/1/2050
g
220,709
Kinross Gold Corporation
80,000 5.950%,  3/15/2024 85,814

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Basic Materials (0.3%) - continued
Mercer International, Inc.
$ 80,000 5.125%,  2/1/2029 $ 78,900
Novelis Corporation
45,000 3.250%,  11/15/2026
g
43,592
50,000 4.750%,  1/30/2030
g
49,750
45,000 3.875%,  8/15/2031
g
42,380
OCI NV
76,000 4.625%,  10/15/2025
g
78,162
Olin Corporation
170,000 5.125%,  9/15/2027 173,439
10,000 5.625%,  8/1/2029 10,502
SCIL USA Holdings, LLC
112,000 5.375%,  11/1/2026
g
112,280
SPCM SA
105,000 3.375%,  3/15/2030
g
98,558
SunCoke Energy, Inc.
100,000 4.875%,  6/30/2029
g
97,427
Syngenta Finance NV
200,000 5.182%,  4/24/2028
g
220,187
Taseko Mines, Ltd.
74,000 7.000%,  2/15/2026
g
75,029
Teck Resources, Ltd.
301,000 6.125%,  10/1/2035 371,081
Unifrax Escrow Issuer Corporation
92,000 5.250%,  9/30/2028
g
90,390
United States Steel Corporation
165,000 6.875%,  3/1/2029 166,650
Venator Finance SARL
110,000 5.750%,  7/15/2025
f,g
103,378
Total 4,087,802
Capital Goods (0.6%)
AECOM
165,000 5.125%,  3/15/2027 171,806
Amsted Industries, Inc.
115,000 5.625%,  7/1/2027
g
117,984
15,000 4.625%,  5/15/2030
g
14,925
Ardagh Packaging Finance plc
170,000 5.250%,  8/15/2027
g
166,600
Boeing Company
415,000 5.930%,  5/1/2060 526,340
185,000 5.040%,  5/1/2027 204,185
325,000 5.705%,  5/1/2040 391,103
Bombardier, Inc.
30,000 7.125%,  6/15/2026
g
30,488
90,000 7.875%,  4/15/2027
g
91,213
85,000 6.000%,  2/15/2028
g
82,290
Brand Industrial Services, Inc.
55,000 8.500%,  7/15/2025
g
51,700
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
g
71,865
Carrier Global Corporation
170,000 3.577%,  4/5/2050 169,194
275,000 2.700%,  2/15/2031 270,203
CNH Industrial NV
110,000 3.850%,  11/15/2027 117,020
Coinbase Global, Inc.
48,000 3.375%,  10/1/2028
g
43,046
Cornerstone Building Brands, Inc.
120,000 6.125%,  1/15/2029
g
123,930
Covanta Holding Corporation
95,000 5.000%,  9/1/2030 94,050
Principal
Amount Long-Term Fixed Income (36.2%) Value
Capital Goods (0.6%) - continued
Covert Mergeco, Inc.
$ 44,000 4.875%,  12/1/2029
g
$ 43,710
CP Atlas Buyer, Inc.
80,000 7.000%,  12/1/2028
g
76,106
Crown Cork & Seal Company, Inc.
83,000 7.375%,  12/15/2026 96,280
GFL Environmental, Inc.
72,000 4.000%,  8/1/2028
g
67,080
125,000 3.500%,  9/1/2028
g
117,656
H&E Equipment Services, Inc.
172,000 3.875%,  12/15/2028
g
163,305
Howard Midstream Energy
Partners, LLC
102,000 6.750%,  1/15/2027
g
104,646
Howmet Aerospace, Inc.
5,000 6.875%,  5/1/2025 5,531
99,000 3.000%,  1/15/2029 93,765
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 210,059
JELD-WEN, Inc.
80,000 6.250%,  5/15/2025
g
82,600
30,000 4.625%,  12/15/2025
g
29,807
35,000 4.875%,  12/15/2027
g
34,913
L3Harris Technologies, Inc.
309,000 3.950%,  5/28/2024 322,521
Lockheed Martin Corporation
184,000 4.500%,  5/15/2036 214,699
40,000 6.150%,  9/1/2036 53,822
Mauser Packaging Solutions
Holding Company
85,000 5.500%,  4/15/2024
g
84,894
100,000 7.250%,  4/15/2025
g
99,373
Meritor, Inc.
85,000 4.500%,  12/15/2028
g
82,748
MIWD Holdco II, LLC
55,000 5.500%,  2/1/2030
g
54,501
Nesco Holdings II, Inc.
60,000 5.500%,  4/15/2029
g
59,400
New Enterprise Stone and Lime
Company, Inc.
126,000 5.250%,  7/15/2028
g
126,000
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 320,693
OI European Group BV
136,000 4.750%,  2/15/2030
g
132,097
Owens-Brockway Glass Container,
Inc.
70,000 5.875%,  8/15/2023
g
72,197
Pactiv Evergreen Group
80,000 4.375%,  10/15/2028
g
76,600
PGT Innovations, Inc.
107,000 4.375%,  10/1/2029
g
103,192
Raytheon Technologies
Corporation
270,000 4.125%,  11/16/2028 294,655
200,000 4.450%,  11/16/2038 227,853
175,000 3.750%,  11/1/2046 182,618
Republic Services, Inc.
125,000 2.900%,  7/1/2026 128,028
Roper Technologies, Inc.
104,000 4.200%,  9/15/2028 113,221
165,000 1.750%,  2/15/2031 149,390

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Capital Goods (0.6%) - continued
SRM Escrow Issuer, LLC
$ 160,000 6.000%,  11/1/2028
g
$ 164,288
Standard Industries, Inc.
140,000 4.375%,  7/15/2030
g
133,700
Textron, Inc.
275,000 3.375%,  3/1/2028 284,707
Titan Acquisition, Ltd.
55,000 7.750%,  4/15/2026
g
56,031
TransDigm, Inc.
65,000 6.250%,  3/15/2026
g
67,113
310,000 5.500%,  11/15/2027 311,550
United Rentals North America, Inc.
120,000 4.875%,  1/15/2028 123,589
90,000 4.000%,  7/15/2030 88,650
Vertiv Group Corporation
44,000 4.125%,  11/15/2028
g
42,878
Victors Merger Corporation
60,000 6.375%,  5/15/2029
g
55,030
Waste Pro USA, Inc.
50,000 5.500%,  2/15/2026
g
48,500
WESCO Distribution, Inc.
135,000 7.250%,  6/15/2028
g
144,788
Total 8,282,726
Collateralized Mortgage Obligations (1.8%)
Alternative Loan Trust
137,129
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 104,141
Bellemeade Re, Ltd.
6,475
1.708%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
6,475
424,420
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,g
424,419
BRAVO Residential Funding Trust
88,146
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
g
89,063
CHL Mortgage Pass-Through Trust
835,676
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 603,815
CIM Trust
379,520
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
391,373
Citicorp Mortgage Securities, Inc.
238,676
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 234,467
COLT Mortgage Loan Trust
633,904
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,g
626,721
Countrywide Alternative Loan Trust
142,903
2.696%,  10/25/2035, Ser.
2005-43, Class 4A1
b
133,392
420,386
7.000%,  10/25/2037, Ser.
2007-24, Class A10 219,111
Countrywide Home Loans, Inc.
82,995
5.750%,  4/25/2037, Ser.
2007-3, Class A27 53,982
Credit Suisse Mortgage Trust
325,000
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,g
323,865
989,817
3.424%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,g
989,933
Principal
Amount Long-Term Fixed Income (36.2%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 36,632
6.000%,  2/25/2022, Ser.
2006-AR5, Class 23A $ 33,579
Federal Home Loan Mortgage
Corporation - REMIC
4,626,134
2.000%,  11/25/2050, Ser.
5038, Class NI
i
509,034
329,014
3.000%,  2/15/2033, Ser.
4170, Class IG
i
31,717
332,531
3.000%,  3/15/2033, Ser.
4180, Class PI
i
37,129
Federal National Mortgage
Association - REMIC
593,409
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
30,538
6,220,953
1.500%,  11/25/2035, Ser.
2020-99, Class IG
i
325,814
Flagstar Mortgage Trust
330,144
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,g
330,041
Foundation Finance Trust
332,006
1.270%,  5/15/2041, Ser.
2021-1A, Class A
g
324,145
FWD Securitization Trust
203,339
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
203,941
GCAT Trust
606,128
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,g
598,897
Genworth Mortgage Insurance
Corporation
600,000
2.158%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,g
600,000
GS Mortgage-Backed Securities
Trust
725,000
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,g
728,218
87,541
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,g
88,087
GSAA Home Equity Trust
886,348
4.530%,  8/25/2034, Ser.
2004-10, Class M2
h
916,194
GSR Mortgage Loan Trust
540,943
3.047%,  9/25/2034, Ser.
2004-11, Class 2A2
b
556,059
J.P. Morgan Mortgage Trust
539,827
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,g
527,934
446,374
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,g
442,190
Legacy Mortgage Asset Trust
243,453
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
243,715
LHOME Mortgage Trust
200,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
g,h
199,135
475,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,g
473,284

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
MASTR Alternative Loans Trust
$ 249,865
0.558%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
$ 34,350
Merrill Lynch Alternative Note
Asset Trust
80,039
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 47,196
MRA Issuance Trust
450,000
1.852%,  (LIBOR 1M +
1.750%), 4/15/2022, Ser.
2021-EBO1, Class A2X
b,g
450,151
New Residential Mortgage Loan
Trust
1,201,994
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,g
1,175,513
New York Mortgage Trust
500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
g,h
493,968
373,602
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,g
370,997
Oak Street Investment
391,862
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
g
383,198
Oaktown Re VII, Ltd.
300,000
1.650%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,g
298,869
Oaktown Re, Ltd.
550,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,g
550,000
Palisades Mortgage Loan Trust
800,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
g,h
788,949
Palmer Square Loan Funding, Ltd.
650,000
1.654%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,g
650,514
Preston Ridge Partners Mortgage
Trust, LLC
439,487
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,g
434,543
Pretium Mortgage Credit Partners,
LLC
233,304
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
g,h
230,483
Residential Accredit Loans, Inc.
Trust
117,902
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 114,393
44,041
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 43,229
Residential Asset Securitization
Trust
490,772
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 380,488
Sequoia Mortgage Trust
276,375
2.834%,  9/20/2046, Ser.
2007-1, Class 4A1
b
212,954
Principal
Amount Long-Term Fixed Income (36.2%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
Starwood Mortgage Residential
Trust
$ 30,854
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,g
$ 30,998
Toorak Mortgage Corporation, Ltd.
219,321
4.535%,  3/25/2022, Ser.
2019-1, Class A1
g,h
219,726
Tricon Residential Trust
400,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
g
390,820
Vericrest Opportunity Loan
Transferee
298,238
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
g,h
294,015
500,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
491,456
384,429
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
g,h
380,944
300,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
g,h
295,147
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
g,h
294,787
228,296
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
g,h
224,657
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
196,016
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
g,h
247,290
Verus Securitization Trust
293,599
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,g
289,189
221,080
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,g
224,782
ZH Trust
445,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
g
439,411
850,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
g
836,454
Total 22,915,895
Commercial Mortgage-Backed Securities (0.5%)
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,g
629,018
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,g
483,382
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
g
319,556
BANK 2021-BNK36
575,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 571,863
BANK 2022-BNK39
2,750,000
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,e,i
103,056
600,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4
e
617,610
BBCMS Mortgage Trust
450,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 455,845
2,985,977
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,i
367,074

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Commercial Mortgage-Backed Securities (0.5%)
- continued
BBCMS Trust
$ 750,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 $ 746,360
Benchmark Mortgage Trust
950,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 965,582
BFLD Trust
150,000
1.806%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
150,000
BINOM Securitization Trust
355,625
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,g
351,478
GS Mortgage Securities Trust
777,750
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 793,915
Morgan Stanley Capital I Trust
2,938,932
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,i
377,105
Total 6,931,844
Communications Services (1.1%)
Altice France SA
110,000 5.125%,  7/15/2029
g
102,139
170,000 5.500%,  10/15/2029
g
161,107
American Tower Corporation
180,000 3.375%,  10/15/2026 187,175
135,000 2.900%,  1/15/2030 133,962
250,000 2.100%,  6/15/2030 232,894
AT&T, Inc.
161,000 3.500%,  9/15/2053 152,986
175,000 2.300%,  6/1/2027 173,509
275,000 4.350%,  3/1/2029 302,074
451,000 5.250%,  3/1/2037 533,307
200,000 4.900%,  8/15/2037 231,423
160,000 5.550%,  8/15/2041 198,911
250,000 3.100%,  2/1/2043 229,780
CCO Holdings, LLC
62,000 5.500%,  5/1/2026
g
63,472
160,000 5.125%,  5/1/2027
g
164,008
115,000 4.750%,  3/1/2030
g
114,114
100,000 4.500%,  8/15/2030
g
97,500
107,000 4.750%,  2/1/2032
g
105,256
89,000 4.250%,  1/15/2034
g
82,347
Cengage Learning, Inc.
74,000 9.500%,  6/15/2024
g
74,305
Charter Communications
Operating, LLC
150,000 4.500%,  2/1/2024 157,426
225,000 4.200%,  3/15/2028 238,603
360,000 3.500%,  6/1/2041 322,406
330,000 6.484%,  10/23/2045 414,981
Clear Channel Worldwide
Holdings, Inc.
130,000 7.750%,  4/15/2028
g
134,875
Comcast Corporation
140,000 3.950%,  10/15/2025 149,768
225,000 4.250%,  10/15/2030 251,351
145,000 4.400%,  8/15/2035 165,712
212,000 4.750%,  3/1/2044 253,765
125,000 4.600%,  8/15/2045 145,591
Principal
Amount Long-Term Fixed Income (36.2%) Value
Communications Services (1.1%) - continued
Consolidated Communications,
Inc.
$ 50,000 5.000%,  10/1/2028
g
$ 48,448
Cox Communications, Inc.
225,000 3.350%,  9/15/2026
g
233,806
CSC Holdings, LLC
140,000 5.375%,  2/1/2028
g
140,412
123,000 4.125%,  12/1/2030
g
112,568
Cumulus Media New Holdings,
Inc.
90,000 6.750%,  7/1/2026
g
92,606
DIRECTV Holdings, LLC
123,000 5.875%,  8/15/2027
g
123,455
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 238,743
DISH DBS Corporation
86,000 5.250%,  12/1/2026
g
83,420
36,000 7.375%,  7/1/2028 34,789
62,000 5.750%,  12/1/2028
g
59,329
Entercom Media Corporation
146,000 6.500%,  5/1/2027
f,g
138,700
Frontier Communications
Holdings, LLC
105,000 5.875%,  10/15/2027
g
108,119
GCI, LLC
100,000 4.750%,  10/15/2028
g
98,845
Gray Escrow II, Inc.
190,000 5.375%,  11/15/2031
g
187,339
Gray Television, Inc.
115,000 4.750%,  10/15/2030
g
110,248
Hughes Satellite Systems
Corporation
80,000 6.625%,  8/1/2026 86,199
iHeartCommunications, Inc.
100,000 4.750%,  1/15/2028
g
99,249
LCPR Senior Secured Financing
DAC
85,000 6.750%,  10/15/2027
g
88,186
Level 3 Financing, Inc.
139,000 4.625%,  9/15/2027
g
138,319
135,000 4.250%,  7/1/2028
g
128,797
NBN Company, Ltd.
425,000 2.625%,  5/5/2031
g
415,384
Netflix, Inc.
55,000 5.875%,  11/15/2028 63,731
138,000 5.375%,  11/15/2029
g
157,796
180,000 4.875%,  6/15/2030
g
200,484
Nexstar Escrow Corporation
140,000 5.625%,  7/15/2027
g
143,500
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 99,936
90,000 4.200%,  6/1/2030 98,469
Radiate Holdco, LLC
70,000 6.500%,  9/15/2028
g
67,550
Scripps Escrow II, Inc.
60,000 5.375%,  1/15/2031
g
59,348
Scripps Escrow, Inc.
60,000 5.875%,  7/15/2027
g
61,200
Sinclair Television Group, Inc.
165,000 5.500%,  3/1/2030
g
152,633
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
g
112,321
65,000 4.000%,  7/15/2028
g
62,888

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Communications Services (1.1%) - continued
$ 55,000 4.125%,  7/1/2030
g
$ 52,400
Sprint Capital Corporation
74,000 6.875%,  11/15/2028 88,023
95,000 8.750%,  3/15/2032 132,710
Sprint Corporation
545,000 7.625%,  2/15/2025 606,313
TEGNA, Inc.
97,000 4.625%,  3/15/2028 95,060
Telesat Canada
50,000 4.875%,  6/1/2027
g
40,291
20,000 6.500%,  10/15/2027
g
12,304
Terrier Media Buyer, Inc.
60,000 8.875%,  12/15/2027
g
63,330
T-Mobile USA, Inc.
350,000 2.550%,  2/15/2031 333,307
150,000 2.875%,  2/15/2031 141,000
250,000 4.375%,  4/15/2040 268,231
United States Cellular Corporation
90,000 6.700%,  12/15/2033 99,800
Uniti Group, LP
35,000 4.750%,  4/15/2028
g
33,931
VeriSign, Inc.
80,000 4.750%,  7/15/2027 82,683
Verizon Communications, Inc.
270,000 3.700%,  3/22/2061 270,649
180,000 2.100%,  3/22/2028 175,431
605,000 4.272%,  1/15/2036 678,410
475,000 2.650%,  11/20/2040 423,758
ViacomCBS, Inc.
300,000 4.200%,  5/19/2032 325,527
120,000 5.850%,  9/1/2043 151,980
VTR Finance NV
85,000 6.375%,  7/15/2028
g
86,700
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
g
135,013
Zayo Group Holdings, Inc.
67,000 4.000%,  3/1/2027
g
63,262
Ziggo BV
40,000 4.875%,  1/15/2030
g
38,700
Total 14,020,377
Consumer Cyclical (1.2%)
1011778 B.C., ULC
140,000 4.375%,  1/15/2028
g
137,368
Allen Media, LLC
92,000 10.500%,  2/15/2028
g
91,938
Allied Universal Holdco, LLC
45,000 6.625%,  7/15/2026
g
46,209
170,000 4.625%,  6/1/2028
g
163,232
50,000 6.000%,  6/1/2029
g
47,395
Allison Transmission, Inc.
110,000 3.750%,  1/30/2031
g
102,205
Amazon.com, Inc.
500,000 3.100%,  5/12/2051 494,227
200,000 3.875%,  8/22/2037 223,286
120,000 4.050%,  8/22/2047 136,369
American Axle & Manufacturing,
Inc.
165,000 6.500%,  4/1/2027 169,950
Arko Corporation
63,000 5.125%,  11/15/2029
g
59,935
Ashton Woods USA, LLC
70,000 4.625%,  8/1/2029
g
68,950
Principal
Amount Long-Term Fixed Income (36.2%) Value
Consumer Cyclical (1.2%) - continued
Boyd Gaming Corporation
$ 105,000 4.750%,  6/15/2031
g
$ 103,062
Boyne USA, Inc.
80,000 4.750%,  5/15/2029
g
80,344
Brookfield Residential Properties,
Inc.
100,000 6.250%,  9/15/2027
g
103,125
105,000 5.000%,  6/15/2029
g
103,656
Caesars Entertainment, Inc.
147,000 6.250%,  7/1/2025
g
152,111
50,000 8.125%,  7/1/2027
g
53,812
107,000 4.625%,  10/15/2029
g
102,442
Carnival Corporation
20,000 10.500%,  2/1/2026
g
22,460
106,000 7.625%,  3/1/2026
g
108,120
160,000 5.750%,  3/1/2027
g
153,472
105,000 4.000%,  8/1/2028
g
99,884
30,000 6.000%,  5/1/2029
g
28,860
Cedar Fair, LP
44,000 5.375%,  4/15/2027 44,550
145,000 5.250%,  7/15/2029 145,162
Churchill Downs, Inc.
70,000 4.750%,  1/15/2028
g
70,412
Cinemark USA, Inc.
55,000 5.875%,  3/15/2026
f,g
54,037
Clarios Global, LP
50,000 8.500%,  5/15/2027
g
52,279
D.R. Horton, Inc.
275,000 2.600%,  10/15/2025 278,713
Daimler Trucks Finance North
America, LLC
213,000 2.000%,  12/14/2026
g
208,632
Dana, Inc.
95,000 5.625%,  6/15/2028 98,800
Empire Communities Corporation
100,000 7.000%,  12/15/2025
g
101,732
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 538,761
Ford Motor Company
55,000 3.250%,  2/12/2032 52,324
Ford Motor Credit Company, LLC
95,000 4.063%,  11/1/2024 96,783
375,000 2.300%,  2/10/2025 367,905
240,000 4.134%,  8/4/2025 245,484
195,000 2.700%,  8/10/2026 188,906
Forestar Group, Inc.
70,000 3.850%,  5/15/2026
g
68,600
Gap, Inc.
35,000 3.625%,  10/1/2029
g
32,557
General Motors Company
300,000 6.125%,  10/1/2025 338,223
300,000 6.800%,  10/1/2027 360,209
169,000 5.000%,  4/1/2035 190,443
General Motors Financial
Company, Inc.
69,000 1.200%,  10/15/2024 67,443
180,000 1.500%,  6/10/2026 172,405
GLP Capital, LP
255,000 5.750%,  6/1/2028 286,103
Golden Nugget, Inc.
90,000 6.750%,  10/15/2024
g
90,009
Goodyear Tire & Rubber Company
75,000 5.000%,  7/15/2029
g
75,037

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Consumer Cyclical (1.2%) - continued
$ 40,000 5.250%,  7/15/2031
g
$ 40,276
Guitar Center Escrow Issuer II, Inc.
35,000 8.500%,  1/15/2026
g
37,012
Hanesbrands, Inc.
91,000 4.875%,  5/15/2026
g
94,299
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
g
92,607
Hilton Domestic Operating
Company, Inc.
165,000 4.875%,  1/15/2030 170,290
Hilton Grand Vacations Borrower
Escrow, LLC
120,000 5.000%,  6/1/2029
g
119,400
Home Depot, Inc.
205,000 5.400%,  9/15/2040 263,482
120,000 4.250%,  4/1/2046 138,618
345,000 3.900%,  6/15/2047 380,455
Hyundai Capital America
225,000 1.800%,  1/10/2028
g
212,584
Hyundai Capital Services, Inc.
200,000 2.125%,  4/24/2025
g
198,618
International Game Technology plc
121,000 5.250%,  1/15/2029
g
123,582
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
e,g
56,560
KB Home
105,000 4.800%,  11/15/2029 109,570
Kohl's Corporation
250,000 3.375%,  5/1/2031 246,192
275,000 5.550%,  7/17/2045 281,692
L Brands, Inc.
150,000 6.625%,  10/1/2030
g
160,978
30,000 6.875%,  11/1/2035 34,500
Lennar Corporation
300,000 4.750%,  5/30/2025 320,895
Lowe's Companies, Inc.
340,000 2.625%,  4/1/2031 334,879
Macy's Retail Holdings, LLC
95,000 5.875%,  4/1/2029
g
96,824
Magic MergerCo, Inc.
155,000 5.250%,  5/1/2028
g
149,254
Marriott International, Inc.
29,000 5.750%,  5/1/2025 32,117
350,000 4.625%,  6/15/2030 382,637
Mastercard, Inc.
140,000 3.950%,  2/26/2048 159,651
Mattamy Group Corporation
160,000 5.250%,  12/15/2027
g
162,821
McDonald's Corporation
125,000 2.125%,  3/1/2030 121,206
250,000 4.450%,  3/1/2047 285,130
MDC Holdings, Inc.
375,000 2.500%,  1/15/2031 351,094
MGM Resorts International
170,000 6.000%,  3/15/2023 175,525
Nissan Motor Acceptance
Company, LLC
300,000 1.125%,  9/16/2024
g
290,955
Penn National Gaming, Inc.
95,000 4.125%,  7/1/2029
g
89,300
PetSmart, Inc.
125,000 4.750%,  2/15/2028
g
124,653
94,000 7.750%,  2/15/2029
g
100,837
Principal
Amount Long-Term Fixed Income (36.2%) Value
Consumer Cyclical (1.2%) - continued
Prime Security Services Borrower,
LLC
$ 255,000 5.750%,  4/15/2026
g
$ 264,282
Real Hero Merger Sub 2, Inc.
60,000 6.250%,  2/1/2029
g
58,757
Realogy Group, LLC
100,000 5.750%,  1/15/2029
g
98,230
Rite Aid Corporation
100,000 7.500%,  7/1/2025
g
98,558
Royal Caribbean Cruises, Ltd.
145,000 9.125%,  6/15/2023
g
152,758
125,000 4.250%,  7/1/2026
g
116,723
30,000 5.375%,  7/15/2027
g
28,992
70,000 5.500%,  4/1/2028
g
67,920
Scientific Games International, Inc.
100,000 7.250%,  11/15/2029
g
108,310
SeaWorld Parks and
Entertainment, Inc.
106,000 5.250%,  8/15/2029
g
103,277
Service Properties Trust
30,000 7.500%,  9/15/2025 31,615
Six Flags Theme Parks, Inc.
90,000 7.000%,  7/1/2025
g
93,825
Staples, Inc.
160,000 7.500%,  4/15/2026
g
157,800
Station Casinos, LLC
74,000 4.625%,  12/1/2031
g
70,300
Tapestry, Inc.
305,000 3.050%,  3/15/2032 294,208
Target Corporation
275,000 2.250%,  4/15/2025 278,403
Tenneco, Inc.
100,000 5.000%,  7/15/2026
f
92,753
Toll Brothers Finance Corporation
360,000 3.800%,  11/1/2029 371,356
Travel + Leisure Company
70,000 6.625%,  7/31/2026
g
74,725
Uber Technologies, Inc.
60,000 6.250%,  1/15/2028
f,g
62,250
Visa, Inc.
135,000 2.700%,  4/15/2040 129,833
Wabash National Corporation
97,000 4.500%,  10/15/2028
g
94,020
Walmart, Inc.
125,000 3.250%,  7/8/2029 134,080
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
g
59,532
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
g
113,032
ZF North America Capital, Inc.
85,000 4.750%,  4/29/2025
g
87,550
Total 16,259,503
Consumer Non-Cyclical (1.3%)
Abbott Laboratories
340,000 4.750%,  11/30/2036 414,154
AbbVie, Inc.
75,000 2.950%,  11/21/2026 77,128
100,000 4.500%,  5/14/2035 113,097
325,000 4.300%,  5/14/2036 364,076
200,000 4.850%,  6/15/2044 233,789
225,000 4.875%,  11/14/2048 271,864

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Consumer Non-Cyclical (1.3%) - continued
Albertson's Companies, Inc.
$ 136,000 3.500%,  3/15/2029
g
$ 128,406
Altria Group, Inc.
360,000 5.800%,  2/14/2039 408,514
Amgen, Inc.
275,000 3.375%,  2/21/2050 266,905
Anheuser-Busch Companies, LLC
225,000 4.700%,  2/1/2036 258,469
Anheuser-Busch InBev Worldwide,
Inc.
500,000 4.750%,  4/15/2058 577,078
250,000 4.375%,  4/15/2038 277,636
Anthem, Inc.
250,000 3.125%,  5/15/2050 235,735
220,000 4.625%,  5/15/2042 254,864
Archer-Daniels-Midland Company
260,000 2.700%,  9/15/2051 243,932
AstraZeneca plc
360,000 3.000%,  5/28/2051
f
350,424
Bausch Health Companies, Inc.
295,000 5.000%,  1/30/2028
g
248,537
182,000 5.000%,  2/15/2029
g
146,510
Becton, Dickinson and Company
225,000 3.794%,  5/20/2050 234,562
160,000 3.700%,  6/6/2027 169,844
Bunge, Ltd. Finance Corporation
365,000 2.750%,  5/14/2031 354,654
Cargill, Inc.
140,000 3.125%,  5/25/2051
g
140,340
Centene Corporation
155,000 4.250%,  12/15/2027 158,773
55,000 4.625%,  12/15/2029 57,190
170,000 3.000%,  10/15/2030 164,985
370,000 2.625%,  8/1/2031 346,239
Central Garden & Pet Company
130,000 4.125%,  10/15/2030 124,962
Cigna Corporation
295,000 4.800%,  8/15/2038 338,975
Comcast Corporation
172,000 2.987%,  11/1/2063
g
151,400
Community Health Systems, Inc.
40,000 5.625%,  3/15/2027
g
40,216
70,000 6.000%,  1/15/2029
g
71,287
185,000 6.875%,  4/15/2029
g
182,919
Conagra Brands, Inc.
105,000 4.300%,  5/1/2024 110,506
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 200,399
110,000 2.875%,  5/1/2030 109,817
Coty, Inc.
76,000 5.000%,  4/15/2026
g
76,302
CVS Health Corporation
245,000 4.875%,  7/20/2035 285,987
Danaher Corporation
131,000 2.800%,  12/10/2051 118,600
DaVita, Inc.
165,000 4.625%,  6/1/2030
g
160,527
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
g
88,187
Eli Lilly and Company
207,000 2.500%,  9/15/2060 177,182
Encompass Health Corporation
160,000 4.500%,  2/1/2028
f
159,600
Principal
Amount Long-Term Fixed Income (36.2%) Value
Consumer Non-Cyclical (1.3%) - continued
Endo Finance, LLC
$ 45,000 9.500%,  7/31/2027
g
$ 44,446
Energizer Holdings, Inc.
100,000 4.750%,  6/15/2028
g
97,500
H. J. Heinz Company
30,000 5.200%,  7/15/2045 34,761
HCA, Inc.
325,000 5.375%,  2/1/2025 345,884
472,000 3.500%,  9/1/2030 469,824
HFC Prestige Products, Inc.
123,000 4.750%,  1/15/2029
g
121,155
HLF Financing SARL, LLC
169,000 4.875%,  6/1/2029
g
160,127
Humana, Inc.
135,000 2.150%,  2/3/2032 125,541
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
g
205,947
JBS USA Food Company
120,000 5.750%,  1/15/2028
g
125,101
JBS USA LUX SA
204,000 4.375%,  2/2/2052
e,g
197,819
204,000 3.000%,  5/15/2032
g
190,232
JBS USA, LLC
20,000 6.500%,  4/15/2029
g
21,675
225,000 5.500%,  1/15/2030
g
238,635
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 252,285
Kraft Foods Group, Inc.
59,000 5.000%,  6/4/2042 67,173
Kraft Heinz Foods Company
272,000 3.750%,  4/1/2030 281,132
180,000 4.375%,  6/1/2046 190,217
Mattel, Inc.
105,000 3.375%,  4/1/2026
g
104,554
Molina Healthcare, Inc.
130,000 4.375%,  6/15/2028
g
130,346
Mozart Debt Merger Sub, Inc.
132,000 3.875%,  4/1/2029
g
127,208
125,000 5.250%,  10/1/2029
g
121,563
Mylan, Inc.
200,000 4.550%,  4/15/2028 217,815
Newell Rubbermaid, Inc.
197,000 4.700%,  4/1/2026 206,316
Ortho-Clinical Diagnostics, Inc.
60,000 7.250%,  2/1/2028
g
64,050
Par Pharmaceutical, Inc.
100,000 7.500%,  4/1/2027
g
100,625
Pilgrim's Pride Corporation
94,000 3.500%,  3/1/2032
g
89,515
Post Holdings, Inc.
37,000 5.500%,  12/15/2029
g
38,027
80,000 4.500%,  9/15/2031
g
76,137
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 340,909
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
g
155,103
Royalty Pharma plc
170,000 3.550%,  9/2/2050 154,107
Scotts Miracle-Gro Company
130,000 4.500%,  10/15/2029 132,196
SEG Holding, LLC
130,000 5.625%,  10/15/2028
g
135,200

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Consumer Non-Cyclical (1.3%) - continued
Simmons Foods, Inc.
$ 110,000 4.625%,  3/1/2029
g
$ 105,463
Spectrum Brands, Inc.
85,000 5.000%,  10/1/2029
g
87,763
40,000 5.500%,  7/15/2030
g
41,700
Syneos Health, Inc.
95,000 3.625%,  1/15/2029
g
90,039
Sysco Corporation
350,000 6.600%,  4/1/2040 481,440
Teleflex, Inc.
140,000 4.250%,  6/1/2028
g
138,912
Tenet Healthcare Corporation
41,000 4.625%,  7/15/2024 41,163
285,000 5.125%,  11/1/2027
g
285,630
50,000 6.125%,  10/1/2028
g
50,164
Teva Pharmaceutical Finance
Netherlands III BV
70,000 3.150%,  10/1/2026 64,250
Thermo Fisher Scientific, Inc.
230,000 2.000%,  10/15/2031 218,635
TreeHouse Foods, Inc.
47,000 4.000%,  9/1/2028 43,945
Tyson Foods, Inc.
88,000 3.550%,  6/2/2027 92,774
United Natural Foods, Inc.
100,000 6.750%,  10/15/2028
g
106,125
UnitedHealth Group, Inc.
380,000 4.625%,  7/15/2035 444,243
Valeant Pharmaceuticals
International, Inc.
34,000 8.500%,  1/31/2027
g
34,383
Zoetis, Inc.
275,000 4.700%,  2/1/2043 328,371
Total 16,912,696
Energy (0.9%)
Antero Resources Corporation
100,000 5.375%,  3/1/2030
g
103,480
Apache Corporation
35,000 4.875%,  11/15/2027 36,225
130,000 4.375%,  10/15/2028 134,506
Archrock Partners, LP
105,000 6.250%,  4/1/2028
g
105,416
BP Capital Markets America, Inc.
270,000 2.939%,  6/4/2051 241,176
150,000 3.543%,  4/6/2027 158,451
Buckeye Partners, LP
120,000 3.950%,  12/1/2026 119,757
Callon Petroleum Company
79,000 8.250%,  7/15/2025 77,617
Canadian Natural Resources, Ltd.
90,000 2.050%,  7/15/2025 89,459
140,000 2.950%,  7/15/2030 139,488
Cenovus Energy, Inc.
40,000 5.375%,  7/15/2025 43,724
Cheniere Energy Partners, LP
20,000 4.500%,  10/1/2029 20,444
43,000 3.250%,  1/31/2032
g
40,445
Cheniere Energy, Inc.
82,000 4.625%,  10/15/2028 83,230
Chesapeake Energy Corporation
70,000 6.750%,  4/15/2029
g
74,812
Principal
Amount Long-Term Fixed Income (36.2%) Value
Energy (0.9%) - continued
CNX Resources Corporation
$ 55,000 6.000%,  1/15/2029
g
$ 56,650
Comstock Resources, Inc.
75,000 5.875%,  1/15/2030
g
74,539
ConocoPhillips
220,000 6.500%,  2/1/2039 308,180
Continental Resources, Inc.
102,000 2.268%,  11/15/2026
g
98,579
238,000 5.750%,  1/15/2031
g
271,299
CQP Holdco, LP
76,000 5.500%,  6/15/2031
g
75,744
Devon Energy Corporation
429,000 4.500%,  1/15/2030 455,171
DT Midstream, Inc.
100,000 4.125%,  6/15/2029
g
98,649
35,000 4.375%,  6/15/2031
g
34,562
Endeavor Energy Resources, LP
80,000 5.750%,  1/30/2028
g
82,766
Energy Transfer, LP
150,000 4.000%,  10/1/2027 157,702
155,000 4.900%,  3/15/2035 167,325
50,000 5.150%,  2/1/2043 52,448
275,000 6.000%,  6/15/2048 324,262
EnLink Midstream Partners, LP
115,000 4.850%,  7/15/2026 118,115
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 161,617
EQM Midstream Partners, LP
125,000 6.500%,  7/1/2027
g
130,625
EQT Corporation
35,000 3.125%,  5/15/2026
g
34,212
97,000 3.900%,  10/1/2027 97,658
Equinor ASA
275,000 3.000%,  4/6/2027 284,468
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 310,544
Ferrellgas, LP
68,000 5.375%,  4/1/2026
g
64,430
Genesis Energy, LP
50,000 6.500%,  10/1/2025 48,924
50,000 8.000%,  1/15/2027 50,319
Halliburton Company
375,000 2.920%,  3/1/2030
f
375,895
Harvest Midstream, LP
159,000 7.500%,  9/1/2028
g
165,594
Hess Corporation
204,000 5.800%,  4/1/2047 256,999
Hess Midstream Operations, LP
80,000 5.625%,  2/15/2026
g
81,600
Hilcorp Energy I, LP
125,000 5.750%,  2/1/2029
g
127,500
ITT Holdings, LLC
90,000 6.500%,  8/1/2029
g
86,349
Laredo Petroleum, Inc.
155,000 7.750%,  7/31/2029
f,g
149,763
Magellan Midstream Partners, LP
130,000 5.000%,  3/1/2026 142,075
Marathon Petroleum Corporation
35,000 6.500%,  3/1/2041 45,665
MPLX, LP
402,000 4.875%,  6/1/2025 431,770

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Energy (0.9%) - continued
Murphy Oil Corporation
$ 70,000 5.875%,  12/1/2027 $ 71,037
Nabors Industries, Ltd.
110,000 7.250%,  1/15/2026
g
105,325
National Fuel Gas Company
340,000 5.500%,  1/15/2026 372,892
Newfield Exploration Company
60,000 5.625%,  7/1/2024 64,682
128,000 5.375%,  1/1/2026 139,807
NGL Energy Operating, LLC
60,000 7.500%,  2/1/2026
g
60,960
NGL Energy Partners, LP
70,000 7.500%,  11/1/2023 68,229
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 93,937
Oasis Petroleum, Inc.
90,000 6.375%,  6/1/2026
g
92,446
Occidental Petroleum Corporation
100,000 3.400%,  4/15/2026 98,750
40,000 8.500%,  7/15/2027 48,019
210,000 3.500%,  8/15/2029 206,997
60,000 6.450%,  9/15/2036 72,882
135,000 4.400%,  4/15/2046 129,103
ONEOK, Inc.
70,000 2.200%,  9/15/2025 69,734
PBF Holding Company, LLC
60,000 9.250%,  5/15/2025
g
58,608
Pioneer Natural Resources
Company
90,000 4.450%,  1/15/2026 96,869
Precision Drilling Corporation
75,000 6.875%,  1/15/2029
g
75,127
Range Resources Corporation
118,000 4.750%,  2/15/2030
e,g
117,857
Sabine Pass Liquefaction, LLC
475,000 4.500%,  5/15/2030 520,842
Schlumberger Holdings
Corporation
180,000 4.000%,  12/21/2025
g
190,116
SM Energy Company
75,000 6.625%,  1/15/2027 77,062
50,000 6.500%,  7/15/2028 51,650
Southwestern Energy Company
70,000 5.375%,  2/1/2029 71,182
68,000 5.375%,  3/15/2030 69,673
48,000 4.750%,  2/1/2032 47,919
Summit Midstream Holdings, LLC
91,000 8.500%,  10/15/2026
g
93,248
Sunoco, LP
90,000 5.875%,  3/15/2028 93,313
Tallgrass Energy Finance
Corporation
163,000 5.500%,  1/15/2028
g
155,828
Targa Resources Partners, LP
60,000 5.375%,  2/1/2027 61,502
80,000 5.000%,  1/15/2028 82,000
30,000 4.875%,  2/1/2031 31,350
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
g
66,300
Transocean Proteus, Ltd.
35,000 6.250%,  12/1/2024
g
34,650
Transocean, Inc.
70,000 11.500%,  1/30/2027
g
69,446
Principal
Amount Long-Term Fixed Income (36.2%) Value
Energy (0.9%) - continued
USA Compression Partners, LP
$ 60,000 6.875%,  4/1/2026 $ 60,923
Venture Global Calcasieu Pass,
LLC
97,000 3.875%,  8/15/2029
g
96,829
55,000 4.125%,  8/15/2031
g
55,357
W&T Offshore, Inc.
45,000 9.750%,  11/1/2023
g
43,875
Weatherford International, Ltd.
106,000 8.625%,  4/30/2030
g
107,855
Western Midstream Operating, LP
147,000 3.950%,  6/1/2025 150,447
40,000 5.500%,  8/15/2048 44,200
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 296,724
Total 11,505,780
Financials (2.9%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
14,000 4.625%,  7/1/2022 14,218
230,000 3.500%,  1/15/2025 237,036
175,000 3.875%,  1/23/2028 180,944
150,000 3.400%,  10/29/2033 145,551
Air Lease Corporation
540,000 3.000%,  2/1/2030 523,255
101,000 2.875%,  1/15/2032 96,034
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
g
243,220
225,000 2.850%,  1/26/2028
g
219,976
Alliant Holdings Intermediate, LLC
48,000 6.750%,  10/15/2027
g
47,442
Ally Financial, Inc.
253,000 5.750%,  11/20/2025 278,536
270,000 8.000%,  11/1/2031 365,907
Altice Financing SA
50,000 5.750%,  8/15/2029
g
46,734
American Finance Trust, Inc.
77,000 4.500%,  9/30/2028
g
74,690
American Homes 4 Rent, LP
300,000 2.375%,  7/15/2031 284,579
American International Group, Inc.
255,000 3.750%,  7/10/2025 269,428
250,000 3.900%,  4/1/2026 265,593
AmWINS Group, Inc.
70,000 4.875%,  6/30/2029
g
68,512
Ares Capital Corporation
203,000 3.250%,  7/15/2025 206,761
400,000 3.875%,  1/15/2026 412,219
200,000 2.150%,  7/15/2026 192,838
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
b,g
251,795
Aviation Capital Group, LLC
300,000 5.500%,  12/15/2024
g
322,912
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
g
118,738
135,000 4.250%,  4/15/2026
g
140,094
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
g
215,750
Banco Santander SA
200,000 1.722%,  9/14/2027
b
191,743

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Financials (2.9%) - continued
Bank of America Corporation
$ 200,000 4.200%,  8/26/2024 $ 211,093
300,000 4.000%,  1/22/2025 315,742
225,000 3.458%,  3/15/2025
b
232,073
225,000 1.734%,  7/22/2027
b
218,227
205,000 3.824%,  1/20/2028
b
217,188
180,000 2.087%,  6/14/2029
b
173,010
425,000 3.974%,  2/7/2030
b
454,952
275,000 2.496%,  2/13/2031
b
267,215
165,000 2.592%,  4/29/2031
b
161,640
325,000 1.922%,  10/24/2031
b
301,108
400,000 4.244%,  4/24/2038
b
446,396
Bank of Montreal
203,000 1.500%,  1/10/2025 201,001
Barclays plc
410,000 4.972%,  5/16/2029
b
455,029
310,000 3.564%,  9/23/2035
b
306,103
Blackstone Private Credit Fund
203,000 2.700%,  1/15/2025
g
200,892
BNP Paribas SA
340,000 3.132%,  1/20/2033
b,g
336,345
BPCE SA
315,000 3.500%,  10/23/2027
g
324,607
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 157,888
Camden Property Trust
150,000 3.150%,  7/1/2029 155,300
CANPACK SA
150,000 3.125%,  11/1/2025
g
149,015
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 212,645
Cascades USA, Inc.
90,000 5.125%,  1/15/2026
g
91,125
Chobani, LLC
167,000 4.625%,  11/15/2028
g
166,977
Chubb INA Holdings, Inc.
138,000 4.350%,  11/3/2045 163,032
Citigroup, Inc.
207,000 0.981%,  5/1/2025
b
202,625
370,000 4.400%,  6/10/2025 394,077
152,000 1.281%,  11/3/2025
b
148,935
160,000 3.200%,  10/21/2026 165,834
240,000 3.668%,  7/24/2028
b
252,480
120,000 4.125%,  7/25/2028 128,505
225,000 3.520%,  10/27/2028
b
235,191
162,000 4.650%,  7/23/2048 195,121
CNA Financial Corporation
100,000 3.900%,  5/1/2029 108,378
Coinbase Global, Inc.
48,000 3.625%,  10/1/2031
g
41,820
Commerzbank AG
200,000 8.125%,  9/19/2023
g
217,246
Credit Acceptance Corporation
120,000 5.125%,  12/31/2024
g
121,200
Credit Agricole SA
187,000 6.875%,  9/23/2024
b,g,j
200,677
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
b,g,j
213,750
350,000 2.193%,  6/5/2026
b,g
345,722
Danske Bank AS
200,000 0.976%,  9/10/2025
b,g
194,051
200,000 3.244%,  12/20/2025
b,g
204,938
Principal
Amount Long-Term Fixed Income (36.2%) Value
Financials (2.9%) - continued
Deutsche Bank AG
$ 160,000 2.311%,  11/16/2027
b
$ 155,421
300,000 3.729%,  1/14/2032
b
291,570
Discover Bank
260,000 4.682%,  8/9/2028
b
268,954
Drawbridge Special Opportunities
Fund, LP
155,000 3.875%,  2/15/2026
g
155,549
Duke Realty, LP
150,000 2.875%,  11/15/2029 152,992
EPR Properties
105,000 4.950%,  4/15/2028 110,457
155,000 3.600%,  11/15/2031 148,297
ERP Operating, LP
54,000 3.375%,  6/1/2025 56,406
First Horizon Bank
90,000 5.750%,  5/1/2030 105,487
First Horizon National Corporation
350,000 4.000%,  5/26/2025 369,432
First-Citizens Bank & Trust
Company
160,000 5.250%,  3/7/2025 174,380
225,000 6.125%,  3/9/2028 261,066
Fortress Transportation and
Infrastructure Investors, LLC
60,000 6.500%,  10/1/2025
g
61,634
35,000 9.750%,  8/1/2027
g
38,325
55,000 5.500%,  5/1/2028
g
53,226
FS KKR Capital Corporation
172,000 1.650%,  10/12/2024 166,811
180,000 4.250%,  2/14/2025
g
185,029
225,000 3.400%,  1/15/2026 224,216
GE Capital International Funding
Company
484,000 4.418%,  11/15/2035 552,021
Global Net Lease, Inc.
141,000 3.750%,  12/15/2027
g
135,678
Goldman Sachs Group, Inc.
200,000 3.625%,  2/20/2024 206,834
389,000 0.925%,  10/21/2024
b
383,166
174,000 1.948%,  10/21/2027
b
169,347
85,000 1.992%,  1/27/2032
b
78,348
476,000 3.102%,  2/24/2033
b
478,723
210,000 4.750%,  10/21/2045 250,878
HCP, Inc.
47,000 3.400%,  2/1/2025 48,784
HSBC Holdings plc
363,000 1.162%,  11/22/2024
b
358,121
275,000 3.803%,  3/11/2025
b
284,531
350,000 3.900%,  5/25/2026 370,408
HUB International, Ltd.
72,000 5.625%,  12/1/2029
g
70,740
Icahn Enterprises, LP
75,000 4.750%,  9/15/2024 76,078
105,000 6.375%,  12/15/2025 106,881
70,000 6.250%,  5/15/2026 71,960
35,000 5.250%,  5/15/2027 35,252
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 154,602
Iron Mountain, Inc.
150,000 4.875%,  9/15/2027
g
150,448

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Financials (2.9%) - continued
iStar, Inc.
$ 120,000 4.250%,  8/1/2025 $ 119,182
J.P. Morgan Chase & Company
145,000 3.125%,  1/23/2025 150,122
180,000 0.824%,  6/1/2025
b
175,524
197,000 1.561%,  12/10/2025
b
193,987
250,000 1.040%,  2/4/2027
b
237,582
270,000 1.578%,  4/22/2027
b
261,207
275,000 4.203%,  7/23/2029
b
297,719
175,000 2.522%,  4/22/2031
b
170,544
340,000 1.953%,  2/4/2032
b
315,000
360,000 3.882%,  7/24/2038
b
388,319
360,000 3.157%,  4/22/2042
b
352,572
Jefferies Finance, LLC
100,000 5.000%,  8/15/2028
g
98,842
Kimco Realty Corporation
270,000 3.300%,  2/1/2025 279,129
Lloyds Banking Group plc
450,000 3.870%,  7/9/2025
b
469,132
LPL Holdings, Inc.
100,000 4.000%,  3/15/2029
g
97,054
Macquarie Group, Ltd.
276,000 1.201%,  10/14/2025
b,g
269,504
Massachusetts Mutual Life
Insurance Company
275,000 3.200%,  12/1/2061
g
253,033
MGM Growth Properties Operating
Partnership, LP
357,000 4.625%,  6/15/2025
g
373,065
129,000 5.750%,  2/1/2027 142,545
Mitsubishi UFJ Financial Group,
Inc.
200,000 0.962%,  10/11/2025
b
194,493
200,000 3.287%,  7/25/2027 208,708
250,000 2.048%,  7/17/2030 235,925
Morgan Stanley
110,000 2.188%,  4/28/2026
b
109,762
275,000 4.350%,  9/8/2026 297,091
240,000 3.591%,  7/22/2028
b
251,840
350,000 3.622%,  4/1/2031
b
369,987
250,000 3.217%,  4/22/2042
b
247,970
260,000 2.802%,  1/25/2052
b
238,427
MPT Operating Partnership, LP
97,000 4.625%,  8/1/2029 99,744
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 143,905
NatWest Group plc
275,000 6.000%,  12/29/2025
b,j
289,602
100,000 4.445%,  5/8/2030
b
108,612
380,000 3.032%,  11/28/2035
b
361,412
Navient Corporation
70,000 5.500%,  1/25/2023 71,487
35,000 5.000%,  3/15/2027 33,895
Nippon Life Insurance Company
250,000 5.100%,  10/16/2044
b,g
266,250
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 296,857
225,000 3.375%,  2/1/2031 220,895
OneMain Finance Corporation
83,000 6.875%,  3/15/2025 90,055
100,000 7.125%,  3/15/2026 109,933
50,000 3.500%,  1/15/2027 47,489
55,000 6.625%,  1/15/2028 59,035
Principal
Amount Long-Term Fixed Income (36.2%) Value
Financials (2.9%) - continued
Owl Rock Capital Corporation
$ 90,000 4.250%,  1/15/2026 $ 92,933
400,000 3.400%,  7/15/2026 398,171
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
g
93,870
Park Aerospace Holdings, Ltd.
112,000 4.500%,  3/15/2023
g
114,786
Park Intermediate Holdings, LLC
40,000 4.875%,  5/15/2029
g
39,537
PennyMac Financial Services, Inc.
95,000 4.250%,  2/15/2029
g
85,680
Playtika Holding Corporation
87,000 4.250%,  3/15/2029
g
83,194
Principal Life Global Funding II
300,000 1.250%,  8/16/2026
g
287,871
Prudential Financial, Inc.
75,000 3.700%,  3/13/2051 79,910
Radian Group, Inc.
70,000 4.875%,  3/15/2027 72,450
Realty Income Corporation
75,000 4.125%,  10/15/2026 81,537
225,000 2.850%,  12/15/2032 223,953
Regency Centers, LP
215,000 4.125%,  3/15/2028 233,463
Reinsurance Group of America,
Inc.
78,000 4.700%,  9/15/2023 81,781
Rocket Mortgage Co-Issuer, Inc.
105,000 3.625%,  3/1/2029
g
98,163
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
b
345,753
Service Properties Trust
39,000 4.650%,  3/15/2024 37,927
30,000 4.750%,  10/1/2026 27,882
50,000 4.950%,  2/15/2027 46,500
70,000 5.500%,  12/15/2027 69,356
Simon Property Group, LP
375,000 3.800%,  7/15/2050 398,407
Societe Generale SA
132,000 4.750%,  11/24/2025
g
140,414
Spirit Realty, LP
375,000 2.100%,  3/15/2028 359,111
Standard Chartered plc
441,000 1.822%,  11/23/2025
b,g
432,613
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 124,049
250,000 1.710%,  1/12/2031 228,999
Sumitomo Mitsui Trust Bank, Ltd.
300,000 0.800%,  9/16/2024
g
291,346
Synchrony Financial
70,000 4.250%,  8/15/2024 73,201
175,000 3.950%,  12/1/2027 182,908
Truist Financial Corporation
50,000 1.887%,  6/7/2029
b
47,974
UDR, Inc.
175,000 2.100%,  8/1/2032 160,947
United Wholesale Mortgage, LLC
100,000 5.500%,  4/15/2029
g
91,590
VICI Properties, LP
50,000 4.250%,  12/1/2026
g
50,562
30,000 3.750%,  2/15/2027
g
29,704

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Financials (2.9%) - continued
$ 80,000 4.625%,  12/1/2029
g
$ 82,342
Wells Fargo & Company
205,000 3.000%,  2/19/2025 210,473
200,000 3.000%,  4/22/2026 205,581
163,000 3.000%,  10/23/2026 167,471
300,000 2.393%,  6/2/2028
b
297,518
307,000 4.900%,  11/17/2045 361,448
Welltower, Inc.
270,000 2.050%,  1/15/2029 259,378
Total 37,453,899
Mortgage-Backed Securities (10.3%)
Federal National Mortgage
Association
5,475,639 2.500%,  12/1/2051 5,487,090
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
20,760,000 2.000%,  3/1/2036
e
20,813,116
5,653,000 1.500%,  2/1/2037
e
5,562,795
3,500,000 2.500%,  3/1/2037
e
3,568,701
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
22,725,000 2.000%,  2/1/2052
e
22,153,324
725,000 2.500%,  2/1/2052
e,k
723,754
15,100,000 2.000%,  3/1/2052
e
14,687,632
28,275,000 2.500%,  3/1/2052
e,k
28,156,693
18,900,000 3.000%,  3/1/2052
e
19,260,281
1,750,000 3.000%,  2/1/2048
e
1,787,734
8,250,000 3.500%,  3/1/2049
e
8,572,266
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
1,925,000 2.500%,  2/1/2052
e
1,937,031
2,300,000 2.500%,  3/1/2052
e
2,309,613
Total 135,020,030
Technology (0.7%)
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 336,413
Apple, Inc.
490,000 3.750%,  9/12/2047 530,988
Black Knight InfoServ, LLC
111,000 3.625%,  9/1/2028
g
106,469
Broadcom Corporation
78,000 3.875%,  1/15/2027 82,246
Broadcom, Inc.
125,000 5.000%,  4/15/2030 139,790
86,000 3.469%,  4/15/2034
g
85,185
272,000 3.137%,  11/15/2035
g
257,825
200,000 3.187%,  11/15/2036
g
189,954
CommScope Technologies
Finance, LLC
116,000 6.000%,  6/15/2025
g
112,985
CommScope, Inc.
70,000 7.125%,  7/1/2028
g
65,275
Dell International, LLC
397,000 6.020%,  6/15/2026 450,558
45,000 8.350%,  7/15/2046 71,005
Fiserv, Inc.
200,000 2.250%,  6/1/2027 197,949
250,000 2.650%,  6/1/2030 244,817
Principal
Amount Long-Term Fixed Income (36.2%) Value
Technology (0.7%) - continued
Gartner, Inc.
$ 120,000 3.625%,  6/15/2029
g
$ 116,400
95,000 3.750%,  10/1/2030
g
92,150
Iron Mountain, Inc.
55,000 5.000%,  7/15/2028
g
54,917
10,000 4.875%,  9/15/2029
g
9,871
80,000 5.250%,  7/15/2030
g
79,436
106,000 4.500%,  2/15/2031
g
100,508
Lam Research Corporation
275,000 2.875%,  6/15/2050 257,120
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024
g
175,025
Micron Technology, Inc.
360,000 4.663%,  2/15/2030 397,958
Microsoft Corporation
400,000 3.041%,  3/17/2062 392,535
500,000 3.700%,  8/8/2046 562,030
Minerva Merger Sub, Inc.
97,000 6.500%,  2/15/2030
e,g
96,757
MSCI, Inc.
105,000 4.000%,  11/15/2029
g
105,656
NCR Corporation
218,000 6.125%,  9/1/2029
g
229,129
NVIDIA Corporation
275,000 3.500%,  4/1/2040 290,959
NXP BV/NXP Funding, LLC
110,000 5.550%,  12/1/2028
g
128,140
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029
g
86,920
180,000 3.250%,  5/11/2041
g
173,212
Open Text Corporation
115,000 4.125%,  2/15/2030
g
112,345
Oracle Corporation
225,000 3.850%,  7/15/2036 224,120
275,000 3.600%,  4/1/2040 254,405
250,000 4.000%,  7/15/2046 237,191
PTC, Inc.
40,000 3.625%,  2/15/2025
g
40,150
70,000 4.000%,  2/15/2028
g
69,379
Qorvo, Inc.
230,000 3.375%,  4/1/2031
g
224,054
Rackspace Technology Global,
Inc.
100,000 5.375%,  12/1/2028
g
93,250
Seagate HDD Cayman
160,000 3.125%,  7/15/2029 148,416
125,000 3.375%,  7/15/2031 116,063
Sensata Technologies, Inc.
160,000 3.750%,  2/15/2031
g
150,349
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
g
30,456
SS&C Technologies, Inc.
231,000 5.500%,  9/30/2027
g
238,558
Switch, Ltd.
150,000 3.750%,  9/15/2028
g
143,082
Texas Instruments, Inc.
270,000 4.150%,  5/15/2048 317,158
Viavi Solutions, Inc.
78,000 3.750%,  10/1/2029
g
75,660

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Technology (0.7%) - continued
VMware, Inc.
$ 150,000 4.650%,  5/15/2027 $ 164,604
Total 8,859,422
Transportation (0.2%)
Air Canada
25,000 3.875%,  8/15/2026
g
24,385
Air Canada Pass Through Trust
35,574 3.875%,  3/15/2023
g
35,675
American Airlines, Inc.
150,000 11.750%,  7/15/2025
g
181,564
205,000 5.500%,  4/20/2026
g
209,869
25,000 5.750%,  4/20/2029
g
25,594
Avis Budget Car Rental, LLC
95,000 5.375%,  3/1/2029
f,g
95,198
Burlington Northern Santa Fe, LLC
130,000 5.750%,  5/1/2040 172,616
130,000 4.450%,  3/15/2043 151,580
Canadian Pacific Railway
Company
204,000 3.100%,  12/2/2051 194,777
136,000 3.000%,  12/2/2041 130,612
CSX Corporation
165,000 3.800%,  4/15/2050 175,281
Delta Air Lines, Inc.
77,000 7.000%,  5/1/2025
g
86,229
420,000 4.750%,  10/20/2028
g
448,319
Hertz Corporation
72,000 4.625%,  12/1/2026
g
69,854
86,000 5.000%,  12/1/2029
g
82,809
Southwest Airlines Company
75,000 5.125%,  6/15/2027 83,786
360,000 2.625%,  2/10/2030 348,847
United Airlines, Inc.
124,000 4.375%,  4/15/2026
g
123,082
105,000 4.625%,  4/15/2029
g
103,894
VistaJet Malta Finance plc
41,000 6.375%,  2/1/2030
g
40,744
XPO Logistics, Inc.
50,000 6.250%,  5/1/2025
g
51,753
Total 2,836,468
U.S. Government & Agencies (12.2%)
U.S. Treasury Bonds
5,300,000 1.625%,  11/15/2050 4,730,457
2,285,000 2.250%,  11/15/2027 2,355,424
5,450,000 2.875%,  5/15/2028 5,826,604
2,190,000 5.250%,  11/15/2028 2,684,546
4,000,000 1.625%,  8/15/2029 3,969,688
6,250,000 1.500%,  2/15/2030 6,135,254
2,750,000 0.875%,  11/15/2030 2,553,096
5,095,000 1.375%,  11/15/2031 4,909,510
550,000 4.375%,  5/15/2040 743,209
7,335,000 1.375%,  11/15/2040 6,431,019
2,000,000 3.000%,  5/15/2042 2,277,891
4,999,000 2.500%,  5/15/2046 5,299,135
7,300,000 2.875%,  5/15/2049 8,440,340
U.S. Treasury Notes
19,985,000 2.000%,  11/30/2022 20,194,999
1,700,000 2.500%,  3/31/2023 1,731,742
1,170,000 0.125%,  4/30/2023 1,158,620
5,750,000 0.125%,  7/31/2023 5,672,285
6,810,000 0.125%,  8/31/2023 6,710,244
Principal
Amount Long-Term Fixed Income (36.2%) Value
U.S. Government & Agencies (12.2%) -
continued
$ 2,750,000 0.125%,  10/15/2023 $ 2,704,668
9,300,000 0.750%,  12/31/2023 9,227,344
11,330,000 2.500%,  1/31/2024 11,624,757
1,350,000 2.125%,  7/31/2024 1,378,213
8,000,000 1.250%,  8/31/2024 7,988,750
2,540,000 2.250%,  11/15/2024 2,602,805
1,090,000 2.125%,  11/30/2024 1,113,035
950,000 1.375%,  1/31/2025 949,480
5,000,000 0.250%,  8/31/2025 4,783,984
7,440,000 2.625%,  1/31/2026 7,751,550
3,610,000 0.500%,  2/28/2026 3,459,536
9,300,000 2.500%,  2/28/2026 9,648,023
4,200,000 0.500%,  4/30/2027 3,962,273
1,700,000 0.750%,  1/31/2028 1,606,766
Total 160,625,247
Utilities (0.7%)
AES Corporation
136,000 3.950%,  7/15/2030
g
140,651
Ameren Illinois Company
150,000 4.500%,  3/15/2049 182,993
American Electric Power
Company, Inc.
169,000 3.875%,  2/15/2062
b
165,779
115,000 2.031%,  3/15/2024 115,115
American Water Capital
Corporation
275,000 2.800%,  5/1/2030 277,537
Appalachian Power Company
85,000 3.300%,  6/1/2027 88,862
Berkshire Hathaway Energy
Company
140,000 4.500%,  2/1/2045 159,508
Calpine Corporation
155,000 4.500%,  2/15/2028
g
151,497
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 231,206
CenterPoint Energy, Inc.
50,000 2.500%,  9/1/2024 50,697
140,000 4.250%,  11/1/2028 152,466
CMS Energy Corporation
120,000 2.950%,  2/15/2027 122,414
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 215,311
Consolidated Edison Company of
New York, Inc.
325,000 4.125%,  5/15/2049 351,772
Consolidated Edison, Inc.
69,000 4.500%,  12/1/2045 76,826
Consumers Energy Company
175,000 4.350%,  4/15/2049 209,155
Dominion Energy South Carolina,
Inc.
175,000 5.100%,  6/1/2065 232,506
DTE Electric Company
115,000 3.700%,  3/15/2045 121,908
145,000 3.700%,  6/1/2046 154,060
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 226,543
Duke Energy Corporation
160,000 3.750%,  9/1/2046 163,029

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Utilities (0.7%) - continued
Duke Energy Florida, LLC
$ 120,000 3.200%,  1/15/2027 $ 125,914
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 196,659
Edison International
250,000 5.750%,  6/15/2027 280,271
Exelon Corporation
200,000 4.700%,  4/15/2050 237,029
263,000 4.450%,  4/15/2046 301,167
FirstEnergy Corporation
50,000 3.350%,  7/15/2022 49,941
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 99,146
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
g
147,822
Mississippi Power Company
165,000 3.950%,  3/30/2028 177,397
National Rural Utilities Cooperative
Finance Corporation
200,000 3.700%,  3/15/2029 213,882
NextEra Energy Operating
Partners, LP
150,000 3.875%,  10/15/2026
g
151,125
NiSource Finance Corporation
255,000 5.650%,  2/1/2045 324,717
NiSource, Inc.
150,000 3.600%,  5/1/2030 157,501
NRG Energy, Inc.
165,000 3.375%,  2/15/2029
g
152,421
40,000 5.250%,  6/15/2029
g
41,160
Pacific Gas and Electric Company
288,000 4.950%,  7/1/2050 294,027
175,000 3.300%,  12/1/2027 174,712
194,000 4.550%,  7/1/2030 201,878
PG&E Corporation
94,000 5.000%,  7/1/2028 94,000
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 145,816
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 306,453
Southern California Edison
Company
175,000 4.000%,  4/1/2047 182,197
Southern Company
215,000 3.250%,  7/1/2026 224,218
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 160,679
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 66,178
Suburban Propane Partners, LP
155,000 5.875%,  3/1/2027 158,875
15,000 5.000%,  6/1/2031
g
14,775
TerraForm Power Operating, LLC
155,000 5.000%,  1/31/2028
g
156,937
Virginia Electric and Power
Company
125,000 4.600%,  12/1/2048 149,755
Principal
Amount Long-Term Fixed Income (36.2%) Value
Utilities (0.7%) - continued
Vistra Operations Company, LLC
$ 125,000 5.000%,  7/31/2027
g
$ 125,987
Total 8,702,474
Total Long-Term Fixed Income
(cost $474,772,920) 474,652,388
Shares Common Stock ( 13.7% ) Value
Communications Services (0.9%)
874 Alphabet, Inc., Class A
l
2,365,105
392 Alphabet, Inc., Class C
l
1,063,876
12,471 Altice USA, Inc.
l
179,832
1,468 AMC Networks, Inc.
f,l
62,581
64,619 AT&T, Inc. 1,647,784
856 Cars.com, Inc.
l
13,336
23,346 Comcast Corporation 1,167,067
3,515 Discovery, Inc., Class A
f,l
98,104
786 Discovery, Inc., Class C
f,l
21,497
1,518 DISH Network Corporation
l
47,665
259 E.W. Scripps Company
l
5,310
2,909 Electronic Arts, Inc. 385,908
2,318 Fox Corporation, Class A 94,134
666 Gray Television, Inc. 13,886
331 Hemisphere Media Group, Inc.
l
2,148
191 Liberty Global plc, Class A
l
5,180
702 Lions Gate Entertainment
Corporation, Class B
l
10,235
1,564 Live Nation Entertainment, Inc.
l
171,274
4,004 Lumen Technologies, Inc. 49,489
5,221 Match Group, Inc.
l
588,407
352 MediaAlpha, Inc.
l
5,227
3,699 Meta Platforms, Inc.
l
1,158,749
645 Nexstar Broadcasting Group, Inc. 106,670
2,161 Omnicom Group, Inc. 162,853
9,981 QuinStreet, Inc.
l
160,594
1,713 RingCentral, Inc.
l
302,327
1,008 Telephone & Data Systems, Inc. 19,958
4,724 Twitter, Inc.
l
177,197
123 United States Cellular Corporation
l
3,766
5,238 Upwork, Inc.
l
142,474
12,302 Verizon Communications, Inc. 654,835
266 ViacomCBS, Inc. 8,898
203 Walt Disney Company
l
29,023
301 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,l
5,268
3,467 Zillow Group, Inc.
l
172,865
5,546 ZoomInfo Technologies, Inc.
l
293,162
Total 11,396,684
Consumer Discretionary (1.6%)
180 Adient plc
l
7,555
686 Amazon.com, Inc.
l
2,052,148
1,836 American Axle & Manufacturing
Holdings, Inc.
l
14,945
4,668 Aptiv plc
l
637,555
102 AutoZone, Inc.
l
202,608
3,544 Bally's Corporation
l
126,663
510 BJ's Restaurants, Inc.
l
15,346
109 Booking Holdings, Inc.
l
267,718
1,693 Brinker International, Inc.
l
56,225
279 Brunswick Corporation 25,330
1,370 Burlington Stores, Inc.
l
324,594
3,815 Caesars Entertainment, Inc.
l
290,474
414 Carvana Company
l
67,093

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.7%) Value
Consumer Discretionary (1.6%) - continued
3,344 Cedar Fair, LP
l
$ 166,297
316 Cheesecake Factory, Inc.
l
11,275
2,165 Chegg, Inc.
l
57,308
3,338 Chewy, Inc.
f,l
158,922
2,794 Chico's FAS, Inc.
l
13,160
399 Chipotle Mexican Grill, Inc.
l
592,746
1,743 Choice Hotels International, Inc. 249,946
61 Churchill Downs, Inc. 12,828
1,823 Cimpress plc
l
122,542
6,178 Clarus Corporation 139,190
12,949 Cooper-Standard Holdings, Inc.
l
266,620
337 Cracker Barrel Old Country Store,
Inc. 40,150
1,422 Culp, Inc. 12,869
1,210 D.R. Horton, Inc. 107,956
744 Dana, Inc. 16,115
489 Darden Restaurants, Inc. 68,396
242 Deckers Outdoor Corporation
l
77,496
593 Denny's Corporation
l
9,192
26 Dollar General Corporation 5,421
332 Dorman Products, Inc.
l
31,085
12,165 Duluth Holdings, Inc.
l
183,448
2,990 Emerald Holding, Inc.
l
9,747
32,719 Everi Holdings, Inc.
l
646,855
369 Expedia Group, Inc.
l
67,634
3,025 Five Below, Inc.
l
496,100
1,300 Foot Locker, Inc. 58,084
6,123 Gap, Inc. 110,643
605 Garmin, Ltd. 75,274
6,598 Gentex Corporation 207,177
228 G-III Apparel Group, Ltd.
l
6,195
4,164 Goodyear Tire & Rubber Company
l
86,320
18 Graham Holdings Company 10,712
530 Grand Canyon Education, Inc.
l
44,350
130 Group 1 Automotive, Inc. 22,075
1,541 Groupon, Inc.
f,l
47,062
2,957 Hanesbrands, Inc. 47,608
3,761 Harley-Davidson, Inc. 130,018
2,970 Home Depot, Inc. 1,089,931
1,897 Lear Corporation 317,406
6,616 Leggett & Platt, Inc. 263,648
1,347 Lithia Motors, Inc. 393,499
2,089 Lowe's Companies, Inc. 495,824
293 Lululemon Athletica, Inc.
l
97,792
465 M.D.C. Holdings, Inc. 23,571
9,352 Macy's, Inc. 239,411
6,012 Magnite, Inc.
l
81,583
11 Marriott Vacations Worldwide
Corporation 1,786
2,137 McDonald's Corporation 554,445
3,201 Miller Industries, Inc. 100,735
448 Mohawk Industries, Inc.
l
70,726
88 Murphy USA, Inc. 17,306
2,906 NIKE, Inc. 430,291
5,932 Nordstrom, Inc.
f,l
133,470
3,074 Norwegian Cruise Line Holdings,
Ltd.
l
64,031
118 NVR, Inc.
l
628,612
2,145 Papa John's International, Inc. 264,800
3,148 Party City Holdco, Inc.
l
14,890
11,903 Penn National Gaming, Inc.
l
542,896
801 Perdoceo Education Corporation
l
8,827
5,577 Planet Fitness, Inc.
l
494,345
2,820 PVH Corporation 267,928
8,251 Qurate Retail, Inc. 58,005
Shares Common Stock (13.7%) Value
Consumer Discretionary (1.6%) - continued
112 RH
l
$ 45,116
6,735 Ross Stores, Inc. 658,346
982 Ruth's Hospitality Group, Inc.
l
19,669
4,768 Skyline Champion Corporation
l
321,077
1,885 Sleep Number Corporation
l
134,778
1,793 Sony Group Corporation ADR 200,206
185 Standard Motor Products, Inc. 8,856
4,325 Stoneridge, Inc.
l
81,613
299 Strategic Education, Inc. 17,838
3,215 Tapestry, Inc. 122,009
1,870 Target Corporation 412,204
7,078 Taylor Morrison Home Corporation
l
217,224
3,710 Tenneco, Inc.
l
38,955
1,200 Tesla, Inc.
l
1,124,064
347 Thor Industries, Inc. 32,823
19,268 ThredUp, Inc.
l
178,614
2,982 Toll Brothers, Inc. 175,849
305 TopBuild Corporation
l
70,958
2,608 Tri Pointe Homes, Inc.
l
62,097
2,658 TripAdvisor, Inc.
l
72,165
2,748 Tupperware Brands Corporation
l
42,374
780 Ulta Beauty, Inc.
l
283,717
509 Urban Outfitters, Inc.
l
14,619
291 Vail Resorts, Inc. 80,636
1,566 Weight Watchers International,
Inc.
l
19,732
72 Williams-Sonoma, Inc. 11,559
1,257 Wingstop, Inc. 192,635
775 Wolverine World Wide, Inc. 20,530
4,951 Wyndham Hotels & Resorts, Inc. 415,636
1,197 Xometry, Inc.
f,l
61,765
1,169 Yum! Brands, Inc. 146,324
3,103 Zumiez, Inc.
l
139,480
Total 20,576,296
Consumer Staples (0.4%)
1,334 Beyond Meat, Inc.
f,l
86,883
1,460 BJ's Wholesale Club Holdings,
Inc.
l
89,746
172 Boston Beer Company, Inc.
l
72,383
457 Casey's General Stores, Inc. 85,829
3,602 Colgate-Palmolive Company 296,985
1,793 Costco Wholesale Corporation 905,698
3,994 Coty, Inc.
l
33,869
2,515 Darling Ingredients, Inc.
l
160,382
10,139 e.l.f. Beauty, Inc.
l
299,709
1,821 Hain Celestial Group, Inc.
l
66,521
361 Hershey Company 71,142
956 Ingredion, Inc. 90,533
1,059 John B. Sanfilippo & Son, Inc. 83,767
504 Kimberly-Clark Corporation 69,376
9,244 Lamb Weston Holdings, Inc. 593,557
220 McCormick & Company, Inc. 22,068
27 Medifast, Inc. 5,365
1,177 Molson Coors Beverage Company 56,096
4,976 Monster Beverage Corporation
l
431,519
181 PepsiCo, Inc. 31,407
904 Performance Food Group
Company
l
38,140
5,293 Philip Morris International, Inc. 544,385
101 PriceSmart, Inc. 7,212
12,963 Primo Water Corporation 216,482
3,344 Procter & Gamble Company 536,545
133 Seneca Foods Corporation
l
6,218
3,349 Sprouts Farmers Markets, Inc.
l
90,892

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.7%) Value
Consumer Staples (0.4%) - continued
1,480 Sysco Corporation $ 115,662
10,314 Turning Point Brands, Inc. 363,362
786 US Foods Holding Corporation
l
27,714
343 Utz Brands, Inc. 5,526
3,981 Walmart, Inc. 556,584
Total 6,061,557
Energy (0.5%)
6,296 Antero Midstream Corporation 62,645
8,754 Antero Resources Corporation
l
170,966
25,328 APA Corporation 841,143
2,824 Archrock, Inc. 23,835
4,158 BP plc ADR 128,565
89 Callon Petroleum Company
l
4,400
1,614 ChampionX Corporation
l
36,154
1,371 Chevron Corporation 180,053
3,605 Comstock Resources, Inc.
l
28,047
2,496 ConocoPhillips 221,196
2,008 Continental Resources, Inc. 104,296
1,278 Core Laboratories NV 34,084
13,094 Devon Energy Corporation 662,164
1,871 Diamondback Energy, Inc. 236,045
215 DT Midstream, Inc. 11,115
4,158 EnLink Midstream, LLC 33,098
6,400 Enterprise Products Partners, LP 151,296
3,699 EOG Resources, Inc. 412,365
129 EQT Corporation
l
2,741
914 Equitrans Midstream Corporation 7,413
16,625 Exxon Mobil Corporation 1,262,835
10,624 Halliburton Company 326,582
1,485 Helix Energy Solutions Group, Inc.
l
5,242
7,160 Helmerich & Payne, Inc. 205,492
2,140 HollyFrontier Corporation 75,242
400 Liberty Oilfield Services, Inc.
l
4,840
11,552 Marathon Oil Corporation 224,917
1,466 Marathon Petroleum Corporation 105,186
5,602 Nine Energy Service, Inc.
f,l
6,834
335 Northern Oil and Gas, Inc. 7,879
7,542 NOV, Inc. 123,840
918 Oceaneering International, Inc.
l
11,962
355 Par Pacific Holdings, Inc.
l
5,006
1,768 Peabody Energy Corporation
l
19,094
860 Pioneer Natural Resources
Company 188,245
4,078 ProPetro Holding Corporation
l
42,860
92 Ranger Oil Corporation, Class A
l
2,853
51 RPC, Inc.
l
301
1,273 Schlumberger, Ltd. 49,736
2,729 SM Energy Company 89,538
5,637 Southwestern Energy Company
l
24,803
5,236 Talos Energy, Inc.
l
55,711
811 Targa Resources Corporation 47,914
29,217 TechnipFMC plc
l
189,618
7,721 Transocean, Ltd.
f,l
24,321
666 Valero Energy Corporation 55,258
683 World Fuel Services Corporation 19,267
Total 6,526,997
Financials (2.0%)
7,750 Air Lease Corporation 308,527
351 Alleghany Corporation
l
233,064
2,109 Ally Financial, Inc. 100,641
2,296 American Equity Investment Life
Holding Company 94,457
1,281 American Express Company 230,349
Shares Common Stock (13.7%) Value
Financials (2.0%) - continued
1,424 American Financial Group, Inc. $ 185,519
2,677 Ameris Bancorp 132,003
5,318 Annaly Capital Management, Inc. 42,012
1,753 Apollo Commercial Real Estate
Finance, Inc. 23,928
4,545 Arch Capital Group, Ltd.
l
210,524
1,735 Arthur J. Gallagher & Company 274,026
220 Artisan Partners Asset
Management, Inc. 9,506
5,136 Assured Guaranty, Ltd. 273,697
9,100 Bank of America Corporation 419,874
200 Bank of Marin Bancorp 7,458
3,503 Bank of N.T. Butterfield & Son, Ltd. 128,385
1,411 BankFinancial Corporation 15,211
2,643 BankUnited, Inc. 110,345
1,917 Banner Corporation 119,065
2,343 Berkshire Hathaway, Inc.
l
733,406
1,072 BlackRock, Inc. 882,192
620 Blackstone Mortgage Trust, Inc. 19,480
8,087 Bridgewater Bancshares, Inc.
l
143,868
2,646 Brighthouse Financial, Inc.
l
144,075
423 BrightSpire Capital, Inc. 3,972
476 Brookline Bancorp, Inc. 8,140
537 Brown & Brown, Inc. 35,592
1,896 BRP Group, Inc.
l
57,866
6,757 Byline Bancorp, Inc. 175,682
924 Capital One Financial Corporation 135,579
1,459 Cboe Global Markets, Inc. 172,935
4,504 Central Pacific Financial
Corporation 131,066
5,844 Charles Schwab Corporation 512,519
2,260 Chimera Investment Corporation 32,770
1,201 Chubb, Ltd. 236,933
1,073 Cincinnati Financial Corporation 126,432
14,410 Citigroup, Inc. 938,379
1,618 CNO Financial Group, Inc. 40,353
302 Coinbase Global, Inc.
l
57,425
7,379 Columbia Banking System, Inc. 256,568
1,709 Comerica, Inc. 158,561
3,552 Community Trust Bancorp, Inc. 156,963
3,305 Customers Bancorp, Inc.
l
192,682
5 Diamond Hill Investment Group,
Inc. 934
69 Dime Community Bancshares, Inc. 2,412
828 Discover Financial Services 95,841
2,190 Ellington Residential Mortgage
REIT 23,083
596 Enova International, Inc.
l
24,007
4,177 Enterprise Financial Services
Corporation 206,929
5,499 Equitable Holdings, Inc. 184,986
2,027 Essent Group, Ltd. 92,512
15,318 F.N.B. Corporation 197,909
683 FactSet Research Systems, Inc. 288,151
530 Federated Hermes, Inc. 17,548
2,144 Financial Institutions, Inc. 69,123
38 First American Financial
Corporation 2,831
6,998 First Bancorp 101,821
959 First Busey Corporation 26,737
1,964 First Financial Corporation 88,164
8,667 First Horizon Corporation 148,292
277 First Mid-Illinois Bancshares, Inc. 11,399
208 First of Long Island Corporation 4,557
676 First Republic Bank 117,347
1,480 Flushing Financial Corporation 34,943

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.7%) Value
Financials (2.0%) - continued
5,152 Franklin Resources, Inc. $ 164,709
9,324 Fulton Financial Corporation 167,366
1,994 Glacier Bancorp, Inc. 103,548
1,043 Global Life, Inc. 106,699
1,024 Granite Point Mortgage Trust, Inc. 12,390
3,509 Great Southern Bancorp, Inc. 208,224
3,124 Hamilton Lane, Inc. 282,597
6,027 Hancock Whitney Corporation 317,743
8,422 Hanmi Financial Corporation 226,383
1,669 Hanover Insurance Group, Inc. 230,255
9,198 Heartland Financial USA, Inc. 478,572
346 Heritage Financial Corporation 8,394
852 HomeStreet, Inc. 41,535
2,437 Hometrust Bancshares, Inc. 75,864
34,193 Hope Bancorp, Inc. 572,733
2,003 Horizon Bancorp, Inc. 42,724
1,217 Houlihan Lokey, Inc. 129,343
4,277 Independent Bank Corporation 104,701
26 International Bancshares
Corporation 1,093
13,103 Invesco Mortgage Capital, Inc. 35,116
6,483 Invesco, Ltd. 146,905
3,359 J.P. Morgan Chase & Company 499,147
180 Jefferies Financial Group, Inc. 6,595
3,220 Kinsale Capital Group, Inc. 645,030
439 Ladder Capital Corporation 5,220
897 Lakeland Bancorp, Inc. 16,980
1,586 Lincoln National Corporation 110,988
919 M&T Bank Corporation 155,660
1,460 Marsh & McLennan Companies,
Inc. 224,314
727 Mercantile Bank Corporation 27,968
12 Merchants Bancorp 350
2,847 MetLife, Inc. 190,920
8,785 MFA Financial, Inc. 40,675
2,972 Midland States Bancorp, Inc. 85,802
4,999 MidWestOne Financial Group, Inc. 159,618
2,957 Moody's Corporation 1,014,251
2,822 Morgan Stanley 289,368
822 MSCI, Inc. 440,691
1,674 Navient Corporation 29,178
3,438 New York Community Bancorp,
Inc. 40,087
2,299 NMI Holdings, Inc.
l
56,877
1,206 Northern Trust Corporation 140,668
2,164 OceanFirst Financial Corporation 49,123
1,225 OFG Bancorp 33,896
711 Old Second Bancorp, Inc. 9,549
2,848 OneMain Holdings, Inc. 147,128
152 Peapack-Gladstone Financial
Corporation 5,600
6,401 Popular, Inc. 570,777
1,057 Premier Financial Corporation 31,551
1,312 Primerica, Inc. 202,494
1,218 QCR Holdings, Inc. 69,475
12,834 Radian Group, Inc. 287,353
2,453 Raymond James Financial, Inc. 259,699
816 Reinsurance Group of America,
Inc. 93,701
3,184 S&P Global, Inc. 1,322,060
66 S&T Bancorp, Inc. 2,033
7,675 Seacoast Banking Corporation of
Florida 280,138
3,134 SEI Investments Company 183,684
844 Selective Insurance Group, Inc. 66,592
1,473 Signature Bank 448,720
Shares Common Stock (13.7%) Value
Financials (2.0%) - continued
2,229 Starwood Property Trust, Inc. $ 55,168
3,145 State Street Corporation 297,203
1,210 Synchrony Financial 51,534
5,176 Synovus Financial Corporation 257,558
523 Territorial Bancorp, Inc. 12,939
8,296 Texas Capital Bancshares, Inc.
l
520,159
24 Towne Bank 753
2,138 TPG RE Finance Trust, Inc. 26,982
3,044 Tradeweb Markets, Inc. 258,040
440 TriCo Bancshares 19,127
2,525 Triumph Bancorp, Inc.
l
220,887
2,919 Truist Financial Corporation 183,372
2,357 TrustCo Bank Corporation NY 79,902
5,365 Two Harbors Investment
Corporation 30,849
15,424 Umpqua Holdings Corporation 312,799
222 Univest Financial Corporation 6,689
10,053 Unum Group 255,145
557 Washington Federal, Inc. 19,506
143 Washington Trust Bancorp, Inc. 8,162
5,391 Wells Fargo & Company 290,036
7,802 Western Alliance Bancorp 773,880
3,063 Western Asset Mortgage Capital
Corporation 6,677
1,277 Wintrust Financial Corporation 125,235
2,743 Zions Bancorporation NA 186,030
325 Zurich Insurance Group AG 155,450
Total 25,866,491
Health Care (1.5%)
2,212 908 Devices, Inc.
l
34,994
1,312 Abbott Laboratories 167,228
1,356 AbbVie, Inc. 185,623
4,405 Adaptive Biotechnologies
Corporation
l
76,823
3,393 Agilent Technologies, Inc. 472,713
15,621 Agilon Health, Inc.
l
258,996
97 Align Technology, Inc.
l
48,011
1,166 Allogene Therapeutics, Inc.
l
13,351
231 Amedisys, Inc.
l
31,208
2,991 Amgen, Inc. 679,376
811 Anthem, Inc. 357,643
1,168 Argenx SE ADR
l
314,496
2,091 Ascendis Pharma AS ADR
l
254,349
1,783 AstraZeneca plc ADR 103,788
446 Atea Pharmaceuticals, Inc.
l
3,184
10,514 Avantor, Inc.
l
392,488
5,509 Axonics, Inc.
l
261,292
4,640 Baxter International, Inc. 396,442
769 Becton, Dickinson and Company 195,434
529 Biogen, Inc.
l
119,554
474 Biohaven Pharmaceutical Holding
Company, Ltd.
l
62,980
64 Bio-Rad Laboratories, Inc.
l
38,383
1,031 Bio-Techne Corporation 388,079
246 Boston Scientific Corporation
l
10,553
360 Bristol-Myers Squibb Company 23,360
5,395 Centene Corporation
l
419,515
856 Charles River Laboratories
International, Inc.
l
282,275
207 Chemed Corporation 97,064
772 Cigna Holding Company 177,915
786 Cooper Companies, Inc. 313,064
2,520 Covetrus, Inc.
l
45,536
522 CRISPR Therapeutics AG
l
33,278

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.7%) Value
Health Care (1.5%) - continued
1,183 CVS Health Corporation $ 126,001
681 Danaher Corporation 194,623
300 Dentsply Sirona, Inc. 16,026
916 DexCom, Inc.
l
394,320
641 Editas Medicine, Inc.
l
12,205
1,716 Edwards Lifesciences Corporation
l
187,387
687 Elanco Animal Health, Inc.
l
17,889
455 Emergent Biosolutions, Inc.
l
21,294
728 Encompass Health Corporation 45,165
239 Exact Sciences Corporation
l
18,250
10,820 Gilead Sciences, Inc. 743,118
1,952 GlaxoSmithKline plc ADR
f
87,489
621 Global Blood Therapeutics, Inc.
l
17,916
243 Globus Medical, Inc.
l
16,215
5,479 GoodRx Holdings, Inc.
f,l
131,551
3,488 Guardant Health, Inc.
l
242,590
326 Haemonetics Corporation
l
15,762
7,046 Halozyme Therapeutics, Inc.
l
243,862
737 HCA Healthcare, Inc. 176,917
1,075 HealthEquity, Inc.
l
57,448
367 Henry Schein, Inc.
l
27,635
429 ICU Medical, Inc.
l
91,531
5,394 Immunocore Holdings plc ADR
f,l
121,743
1,635 Inari Medical, Inc.
l
120,271
181 Incyte Corporation
l
13,454
1,334 Inspire Medical Systems, Inc.
l
295,201
1,843 Insulet Corporation
l
457,064
340 Integra LifeSciences Holdings
Corporation
l
22,012
647 Intuitive Surgical, Inc.
l
183,864
134 Invitae Corporation
l
1,506
6,484 Ionis Pharmaceuticals, Inc.
l
206,191
1,367 IQVIA Holding, Inc.
l
334,778
6,352 Johnson & Johnson 1,094,386
310 Laboratory Corporation of America
Holdings
l
84,122
17,395 Lantheus Holdings, Inc.
l
442,007
299 Maravai LifeSciences Holdings,
Inc.
l
8,647
356 Masimo Corporation
l
78,274
6,347 Medtronic plc 656,851
7,905 Merck & Company, Inc. 644,099
336 Molina Healthcare, Inc.
l
97,601
8,547 MultiPlan Corporation
f,l
34,444
1,571 Natera, Inc.
l
110,991
877 National HealthCare Corporation 57,356
81 Neogen Corporation
l
2,954
1,712 Nevro Corporation
l
112,478
1,153 Novo Nordisk AS ADR 115,150
2,047 NuVasive, Inc.
l
106,464
184 Orthofix Medical, Inc.
l
5,594
165 Pennant Group, Inc.
l
2,742
5,014 Phreesia, Inc.
l
156,387
272 Prelude Therapeutics, Inc.
l
2,701
2,175 Premier, Inc. 83,129
8,394 Progyny, Inc.
l
339,957
299 Prothena Corporation plc
l
10,190
1,874 Pulmonx Corporation
f,l
45,632
3,607 Repligen Corporation
l
715,412
182 Sage Therapeutics, Inc.
l
7,174
1,761 Sarepta Therapeutics, Inc.
l
126,035
1,627 Signify Health, Inc.
l
21,688
5,032 Silk Road Medical, Inc.
l
165,100
380 STAAR Surgical Company
l
27,634
3,598 Stryker Corporation 892,484
Shares Common Stock (13.7%) Value
Health Care (1.5%) - continued
4,605 Syneos Health, Inc.
l
$ 417,029
755 Teladoc Health, Inc.
l
57,916
522 Teleflex, Inc. 161,919
316 Tenet Healthcare Corporation
l
23,422
327 Thermo Fisher Scientific, Inc. 190,085
3,314 Tilray Brands, Inc.
f,l
19,751
2,151 Travere Therapeutics, Inc.
l
59,153
1,064 Turning Point Therapeutics, Inc.
l
39,613
145 U.S. Physical Therapy, Inc. 14,032
382 Ultragenyx Pharmaceutical, Inc.
l
26,713
588 uniQure NV
l
10,613
105 Vaxcyte, Inc.
l
1,999
798 Veeva Systems, Inc.
l
188,759
404 Viatris, Inc. 6,048
15,256 Viemed Healthcare, Inc.
l
70,635
3,589 Vor BioPharma, Inc.
f,l
29,609
945 VYNE Therapeutics, Inc.
l
587
129 Waters Corporation
l
41,295
900 Zimmer Biomet Holdings, Inc. 110,718
4,906 Zoetis, Inc. 980,170
Total 19,598,022
Industrials (2.2%)
899 A.O. Smith Corporation 68,702
783 Advanced Drainage Systems, Inc. 88,549
1,813 AECOM 125,333
171 Allegion plc 20,987
5,012 Altra Industrial Motion Corporation 241,979
6,191 AMETEK, Inc. 846,743
341 Armstrong World Industries, Inc. 33,766
6,928 ASGN, Inc.
l
795,819
2,218 AZZ, Inc. 105,532
8,833 Badger Infrastructure Solutions,
Ltd. 213,954
2,538 Carlisle Companies, Inc. 567,091
283 Caterpillar, Inc. 57,041
2,972 CBIZ, Inc.
l
114,808
4,670 Chart Industries, Inc.
l
569,133
180 Covenant Logistics Group, Inc.
l
3,910
5,989 Crane Company 619,921
1,039 CSW Industrials, Inc. 115,329
3,663 CSX Corporation 125,348
286 Cummins, Inc. 63,172
4,084 Curtiss-Wright Corporation 542,314
455 Deere & Company 171,262
4,037 Delta Air Lines, Inc.
l
160,229
33 Douglas Dynamics, Inc. 1,205
888 Dover Corporation 150,880
11,960 Driven Brands Holdings, Inc.
l
337,870
3,535 Dun & Bradstreet Holdings, Inc.
l
70,912
1,660 EMCOR Group, Inc. 197,889
3,995 Emerson Electric Company 367,340
3,413 Fastenal Company 193,449
13,592 First Advantage Corporation
l
229,977
1,531 Flowserve Corporation 49,941
1,488 Forrester Research, Inc.
l
81,870
3,957 Forward Air Corporation 420,629
438 GATX Corporation 45,749
1,037 Generac Holdings, Inc.
l
292,828
2,913 General Dynamics Corporation 617,847
150 Gibraltar Industries, Inc.
l
8,220
328 Gorman-Rupp Company 13,156
3,269 GrafTech International, Ltd. 34,259
1,460 Helios Technologies, Inc. 111,880
4,862 Honeywell International, Inc. 994,182

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.7%) Value
Industrials (2.2%) - continued
16,645 Howmet Aerospace, Inc. $ 517,493
1,893 Hubbell, Inc. 354,540
94 ICF International, Inc. 8,873
4,013 IDEX Corporation 864,561
1,297 Illinois Tool Works, Inc. 303,394
424 ITT Corporation 38,974
67 JB Hunt Transport Services, Inc. 12,900
222 JetBlue Airways Corporation
l
3,248
2,330 Johnson Controls International plc 169,321
857 Kennametal, Inc. 29,626
1,363 L3Harris Technologies, Inc. 285,262
2,624 Landstar System, Inc. 419,840
267 Lennox International, Inc. 75,727
5,947 Lincoln Electric Holdings, Inc. 760,264
1,203 Linde plc 383,372
327 Lockheed Martin Corporation 127,246
4,005 ManpowerGroup, Inc. 420,004
225 Masonite International Corporation
l
22,329
2,570 Mercury Systems, Inc.
l
146,284
17,593 Meritor, Inc.
l
405,519
5,325 Middleby Corporation
l
986,190
1,558 MSC Industrial Direct Company,
Inc. 127,195
6,861 NAPCO Security Technologies,
Inc.
l
142,640
226 Nordson Corporation 52,554
440 Norfolk Southern Corporation 119,676
1,540 nVent Electric plc 53,269
1,067 Old Dominion Freight Line, Inc. 322,159
1,254 Parker-Hannifin Corporation 388,753
5,741 Pitney Bowes, Inc. 35,365
657 Proto Labs, Inc.
l
32,968
538 Quad/Graphics, Inc.
l
2,389
870 Quanta Services, Inc. 89,366
9,207 Ranpak Holdings Corporation
l
247,300
1,524 Raytheon Technologies
Corporation 137,450
1,213 RBC Bearings, Inc.
l
218,910
7,933 Regal Rexnord Corporation 1,257,222
5,181 Rush Enterprises, Inc. 273,660
1,755 Ryder System, Inc. 128,448
609 Saia, Inc.
l
173,127
1,222 SkyWest, Inc.
l
46,619
330 Snap-On, Inc. 68,722
1,437 Southwest Airlines Company
l
64,320
2,923 Standex International Corporation 290,400
11,666 Summit Materials, Inc.
l
414,843
15,279 Sun Country Airlines Holdings,
Inc.
l
406,116
665 Technip Energies NV ADR
l
10,128
1,675 Teledyne Technologies, Inc.
l
705,895
1,212 Tennant Company 93,530
5 Tetra Tech, Inc. 696
254 Thermon Group Holdings, Inc.
l
4,356
2,044 Timken Company 136,539
119 Toro Company 11,493
630 Trane Technologies plc 109,053
5,105 TransUnion 526,428
2,409 Trex Company, Inc.
l
220,351
2,117 TriMas Corporation 73,587
2,070 Tutor Perini Corporation
l
24,633
5,714 Uber Technologies, Inc.
l
213,704
129 UniFirst Corporation 24,522
4,992 Union Pacific Corporation 1,220,794
1,858 United Parcel Service, Inc. 375,706
Shares Common Stock (13.7%) Value
Industrials (2.2%) - continued
2,068 United Rentals, Inc.
l
$ 662,008
571 Univar, Inc.
l
15,131
8,048 US Ecology, Inc.
l
230,012
898 Valmont Industries, Inc. 195,073
2,681 Verisk Analytics, Inc. 525,825
5,032 Vicor Corporation
l
474,669
734 Vontier Corporation 20,633
525 Waste Connections, Inc. 65,467
533 Watsco, Inc. 150,604
93 Watts Water Technologies, Inc. 14,249
1,118 Werner Enterprises, Inc. 49,852
1,337 WESCO International, Inc.
l
162,967
20,635 WillScot Mobile Mini Holdings
Corporation
l
764,320
481 Woodward, Inc. 53,040
526 Xylem, Inc. 55,241
Total 28,489,949
Information Technology (3.0%)
1,745 Accenture plc 616,997
715 ACI Worldwide, Inc.
l
24,575
757 Adobe, Inc.
l
404,465
1,132 Advanced Energy Industries, Inc. 97,556
2,837 Advanced Micro Devices, Inc.
l
324,127
3,451 Agilysys, Inc.
l
131,345
7,009 Alignment Healthcare, Inc.
l
53,268
4,948 Allegro MicroSystems, Inc.
l
140,424
2,908 Alliance Data Systems Corporation 200,768
9,502 Amphenol Corporation 756,264
2,767 Anaplan, Inc.
l
133,591
325 ANSYS, Inc.
l
110,503
28,927 Apple, Inc. 5,055,861
4,850 AppLovin Corporation
f,l
312,437
1,693 Arista Networks, Inc.
l
210,457
630 Arrow Electronics, Inc.
l
78,120
813 Autodesk, Inc.
l
203,079
369 Automatic Data Processing, Inc. 76,077
2,497 Avalara, Inc.
l
273,721
2,309 Axcelis Technologies, Inc.
l
144,567
7,221 Bandwidth, Inc.
l
452,107
327 Benchmark Electronics, Inc. 7,894
5,320 BigCommerce Holdings, Inc.
l
173,911
2,791 Bill.com Holdings, Inc.
l
525,294
2,096 Block, Inc.
l
256,320
1,224 Broadcom, Inc. 717,117
342 Broadridge Financial Solutions,
Inc. 54,453
508 CACI International, Inc.
l
125,710
1,395 Cadence Design Systems, Inc.
l
212,235
6,543 Calix, Inc.
l
328,982
1,063 CDK Global, Inc. 45,677
684 CDW Corporation 129,310
3,220 Ciena Corporation
l
213,518
9,418 Cisco Systems, Inc. 524,300
7,530 Cognex Corporation 500,444
2,365 Computer Services, Inc. 132,440
10 Concentrix Corporation 2,010
2,016 Coupa Software, Inc.
l
270,688
134 CTS Corporation 4,496
2,562 Descartes Systems Group, Inc.
l
186,437
252 Diodes, Inc.
l
23,383
1,573 DocuSign, Inc.
l
197,836
6,213 Dolby Laboratories, Inc. 545,812
2,175 Dropbox, Inc.
l
53,831
2,847 DXC Technology Company
l
85,638

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.7%) Value
Information Technology (3.0%) - continued
1,092 Endava plc ADR
l
$ 132,809
567 EPAM Systems, Inc.
l
269,971
1,220 ePlus, Inc.
l
56,083
914 Euronet Worldwide, Inc.
l
122,376
76 ExlService Holdings, Inc.
l
9,160
384 eXp World Holdings, Inc.
f
10,422
224 F5, Inc.
l
46,507
196 Fair Isaac Corporation
l
97,018
648 Fidelity National Information
Services, Inc. 77,708
5,146 Five9, Inc.
l
646,852
1,534 FLEETCOR Technologies, Inc.
l
365,491
34 Genpact, Ltd. 1,692
11,319 Gilat Satellite Networks, Ltd.
f,l
85,685
2,307 Global Payments, Inc. 345,773
5,405 Hewlett Packard Enterprise
Company 88,264
589 HubSpot, Inc.
l
287,903
140 I3 Verticals, Inc.
l
3,240
2,257 Jack Henry & Associates, Inc. 378,747
18 Keysight Technologies, Inc.
l
3,039
1,398 KLA-Tencor Corporation 544,200
6,681 Knowles Corporation
l
141,704
1,232 Lam Research Corporation 726,781
3,275 Lattice Semiconductor
Corporation
l
180,846
522 Littelfuse, Inc. 140,924
4,354 LivePerson, Inc.
l
130,054
4,671 LiveRamp Holding, Inc.
l
208,560
148 Loyalty Ventures, Inc.
l
4,338
452 Manhattan Associates, Inc.
l
60,509
2,616 Mastercard, Inc. 1,010,770
443 MAXIMUS, Inc. 34,253
102 MaxLinear, Inc.
l
6,122
4,978 Microchip Technology, Inc. 385,695
18,549 Microsoft Corporation 5,768,368
2,482 MKS Instruments, Inc. 385,529
2,122 Monolithic Power Systems, Inc. 855,017
57 Motorola Solutions, Inc. 13,221
3,672 National Instruments Corporation 151,360
1,228 NCR Corporation
l
46,738
1,130 NetApp, Inc. 97,756
302 NICE, Ltd. ADR
l
77,330
1,063 Nova, Ltd.
l
125,753
3,461 NVIDIA Corporation 847,460
1,612 Okta, Inc.
l
318,999
900 Palo Alto Networks, Inc.
l
465,660
718 Paychex, Inc. 84,552
1,093 Paycom Software, Inc.
l
366,483
2,925 Paymentus Holdings, Inc.
l
76,869
2,242 PayPal Holdings, Inc.
l
385,490
251 Pinterest, Inc.
l
7,420
29 Progress Software Corporation 1,320
2,172 PTC, Inc.
l
252,517
2,866 QUALCOMM, Inc. 503,728
454 SailPoint Technologies Holdings,
Inc.
l
17,565
2,689 Salesforce.com, Inc.
l
625,542
4,162 Samsung Electronics Company,
Ltd. 258,873
567 ScanSource, Inc.
l
17,679
3,130 Semtech Corporation
l
222,543
1,125 ServiceNow, Inc.
l
659,003
11,940 Sierra Wireless, Inc.
l
175,040
626 SiTime Corporation
l
145,914
Shares Common Stock (13.7%) Value
Information Technology (3.0%) - continued
272 SolarEdge Technologies, Inc.
l
$ 64,796
6,586 Sonos, Inc.
l
166,099
8,551 Sprout Social, Inc.
l
588,736
5,980 STMicroelectronics NV ADR
f
280,701
775 Synopsys, Inc.
l
240,638
1,481 TD SYNNEX Corporation 154,868
746 TE Connectivity, Ltd. 106,685
8,663 Telefonaktiebolaget LM Ericsson
ADR 107,248
7,454 Texas Instruments, Inc. 1,337,918
837 Trimble, Inc.
l
60,398
2,159 TTEC Holdings, Inc. 172,914
22,831 TTM Technologies, Inc.
l
307,305
315 Universal Display Corporation 48,356
219 Upland Software, Inc.
l
4,292
308 VeriSign, Inc.
l
66,891
158 Vertex, Inc.
l
2,293
339 VMware, Inc. 43,555
1,132 WEX, Inc.
l
182,229
4,580 Workiva, Inc.
l
541,722
3,708 Xerox Holdings Corporation 78,276
362 Zoom Video Communications, Inc.
l
55,849
Total 39,287,039
Materials (0.5%)
354 AdvanSix, Inc. 14,900
194 Alpha Metallurgical Resources,
Inc.
l
12,267
3,810 AptarGroup, Inc. 446,913
2,974 Ashland Global Holdings, Inc. 285,623
713 Avery Dennison Corporation 146,464
7,931 Axalta Coating Systems, Ltd.
l
234,837
14 Balchem Corporation 2,057
844 Ball Corporation 81,952
148 Cabot Corporation 8,139
5,219 Carpenter Technology Corporation 149,890
394 Celanese Corporation 61,350
2,930 CF Industries Holdings, Inc. 201,789
4,093 Chemours Company 133,882
2,130 Cleveland-Cliffs, Inc.
l
36,508
2,911 Compass Minerals International,
Inc. 155,447
3,555 Crown Holdings, Inc. 406,692
3,856 Eastman Chemical Company 458,594
3,560 Ferroglobe Representation &
Warranty Insurance Trust
c,l
0
822 FMC Corporation 90,724
3,280 Graphic Packaging Holding
Company 62,025
2,869 Huntsman Corporation 102,796
3,932 Ingevity Corporation
l
259,158
1,475 Innospec, Inc. 137,116
19,527 Ivanhoe Mines, Ltd.
l
167,289
1,747 Kaiser Aluminum Corporation 167,275
1,867 LyondellBasell Industries NV 180,595
1,020 Martin Marietta Materials, Inc. 396,902
18 Materion Corporation 1,491
752 Minerals Technologies, Inc. 52,617
1,404 Myers Industries, Inc. 25,370
758 Neenah, Inc. 34,944
1 NewMarket Corporation 338
1,422 Nucor Corporation 144,191
2,844 O-I Glass, Inc.
l
37,854
1,200 Olin Corporation 60,804
450 PPG Industries, Inc. 70,290

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.7%) Value
Materials (0.5%) - continued
1,771 Quaker Chemical Corporation $ 370,440
719 Reliance Steel & Aluminum
Company 109,921
939 Ryerson Holding Corporation 19,250
1,248 Sensient Technologies Corporation 105,756
486 Sherwin-Williams Company 139,244
440 Sonoco Products Company 24,922
2,464 Steel Dynamics, Inc. 136,801
462 Trinseo plc 24,736
526 Tronox Holdings plc 11,940
2,734 UFP Technologies, Inc.
l
194,005
1,328 United States Lime & Minerals, Inc. 167,979
2,645 United States Steel Corporation 54,804
1,692 Westlake Chemical Corporation 166,916
397 Worthington Industries, Inc. 21,509
Total 6,377,306
Real Estate (0.8%)
9,971 AGNC Investment Corporation 148,468
6,756 Agree Realty Corporation 441,707
404 Alexandria Real Estate Equities,
Inc. 78,715
5,920 American Campus Communities,
Inc. 309,379
1,965 American Finance Trust, Inc. 16,231
272 Apartment Income REIT
Corporation 14,367
370 AvalonBay Communities, Inc. 90,365
448 Breaemar Hotels & Resorts, Inc.
l
2,397
3,129 Camden Property Trust 500,922
361 CareTrust REIT, Inc. 7,657
4,224 CBRE Group, Inc.
l
428,060
750 Cedar Realty Trust, Inc. 17,857
1,044 Colliers International Group, Inc. 152,591
88 Community Healthcare Trust, Inc. 3,990
10,287 CubeSmart 521,962
8,009 Cushman and Wakefield plc
l
168,109
410 Digital Realty Trust, Inc. 61,184
1,336 Duke Realty Corporation 77,194
538 EastGroup Properties, Inc. 107,552
4,952 EPR Properties 217,739
14,430 Essential Properties Realty Trust,
Inc. 383,116
227 Essex Property Trust, Inc. 75,477
489 Extra Space Storage, Inc. 96,915
193 Federal Realty Investment Trust 24,606
4,808 First Industrial Realty Trust, Inc. 292,230
971 FirstService Corporation 154,758
3,265 Four Corners Property Trust, Inc. 88,384
244 Getty Realty Corporation 7,239
1,286 Gladstone Commercial
Corporation 29,822
912 Gladstone Land Corporation 27,798
1,594 Healthcare Realty Trust, Inc. 49,446
182 Highwoods Properties, Inc. 7,848
6,666 Host Hotels & Resorts, Inc.
l
115,588
6,774 Independence Realty Trust, Inc. 155,734
704 Industrial Logistics Properties Trust 16,143
557 Innovative Industrial Properties,
Inc. 110,392
307 Jones Lang LaSalle, Inc.
l
76,993
1,932 Kilroy Realty Corporation 123,648
1,240 Life Storage, Inc. 167,338
1,112 Medical Properties Trust, Inc. 25,309
14,221 MGIC Investment Corporation 215,875
Shares Common Stock (13.7%) Value
Real Estate (0.8%) - continued
3,819 National Retail Properties, Inc. $ 169,487
25,555 National Storage Affiliates Trust 1,573,166
11,833 New Residential Investment
Corporation 126,021
1,916 NexPoint Residential Trust, Inc. 151,939
422 Omega Healthcare Investors, Inc. 13,285
590 One Liberty Properties, Inc. 17,995
88 Orion Office REIT, Inc.
l
1,464
397 Preferred Apartment Communities,
Inc. 6,622
132 PS Business Parks, Inc. 22,039
2,169 Public Storage, Inc. 777,652
1,937 Rayonier, Inc. REIT 70,778
885 Realty Income Corporation 61,428
8,690 Rexford Industrial Realty, Inc. 635,847
2,673 Sabra Health Care REIT, Inc. 36,380
874 SBA Communications Corporation 284,435
12,626 Service Properties Trust 107,952
2,469 Spirit Realty Capital, Inc. 117,179
3,813 STAG Industrial, Inc. 162,929
4,202 UDR, Inc. 238,842
1,466 UMH Properties, Inc. 34,598
Total 10,221,143
Utilities (0.3%)
1,407 Alliant Energy Corporation 84,223
460 American States Water Company 42,426
872 Artesian Resources Corporation 42,030
373 Avista Corporation 16,584
2,858 CenterPoint Energy, Inc. 81,053
130 Consolidated Edison, Inc. 11,239
771 Consolidated Water Company,
Ltd.
f
7,833
431 DTE Energy Company 51,905
1,483 Duke Energy Corporation 155,804
2,225 Entergy Corporation 248,688
136 Essential Utilities, Inc. 6,629
3,495 Exelon Corporation 202,535
39,138 NiSource, Inc. 1,142,047
2,692 NorthWestern Corporation 156,459
60 Otter Tail Corporation 3,804
3,082 Pinnacle West Capital Corporation 214,538
2,679 Portland General Electric
Company 140,755
12,007 Sempra Energy 1,658,887
3,965 Spire, Inc. 261,373
3,568 UGI Corporation 161,809
12 Unitil Corporation 563
Total 4,691,184
Total Common Stock
(cost $148,135,112) 179,092,668
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
10,820,424 Thrivent Cash Management Trust 10,820,424
Total Collateral Held for
Securities Loaned
(cost $10,820,424) 10,820,424

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 20.4% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.050%, 2/2/2022
m,n
$ 100,000
1,100,000 0.035%, 2/9/2022
m,n
1,099,995
500,000 0.037%, 2/11/2022
m,n
499,997
200,000 0.030%, 2/15/2022
m,n
199,999
100,000 0.040%, 2/23/2022
m,n
99,999
1,000,000 0.030%, 3/2/2022
m,n
999,920
1,900,000 0.037%, 3/16/2022
m,n
1,899,773
600,000 0.190%, 4/27/2022
m,n
599,731
700,000 0.135%, 6/17/2022
m,n
699,024
Thrivent Core Short-Term Reserve
Fund
25,724,476 0.210% 257,244,754
U.S. Treasury Bills
2,600,000 0.047%, 2/17/2022
m,o
2,599,965
1,500,000 0.098%, 4/14/2022
m,p
1,499,594
Total Short-Term Investments
(cost $267,505,997) 267,542,751
Total Investments (cost
$1,305,270,135) 110.7% $1,451,626,314
Other Assets and Liabilities, Net
(10.7%) (140,052,984)
Total Net Assets 100.0% $1,311,573,330
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $80,658,282 or
6.1% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2022.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k All or a portion of the security was earmarked to cover
written options.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At January 31, 2022, $1,014,725 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of January 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,258,250
Common Stock 8,986,023
Total lending $10,244,273
Gross amount payable upon return of
collateral for securities loaned $10,820,424
Net amounts due to counterparty $576,151
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,314,802 – 888,812 425,990
Capital Goods 4,675,665 – 4,393,665 282,000
Communications Services 3,440,028 – 3,248,760 191,268
Consumer Cyclical 3,298,752 – 3,129,963 168,789
Consumer Non-Cyclical 4,118,299 – 3,987,299 131,000
Energy 555,016 – 555,016 –
Financials 1,188,774 – 1,103,849 84,925
Technology 2,898,489 – 2,898,489 –
Transportation 1,328,463 – 1,328,463 –
Utilities 780,777 – 780,777 –
Long-Term Fixed Income
Asset-Backed Securities 20,238,225 – 20,238,225 –
Basic Materials 4,087,802 – 4,087,802 –
Capital Goods 8,282,726 – 8,282,726 –
Collateralized Mortgage Obligations 22,915,895 – 22,915,895 –
Commercial Mortgage-Backed Securities 6,931,844 – 6,931,844 –
Communications Services 14,020,377 – 14,020,377 –
Consumer Cyclical 16,259,503 – 16,259,503 –
Consumer Non-Cyclical 16,912,696 – 16,912,696 –
Energy 11,505,780 – 11,505,780 –
Financials 37,453,899 – 37,453,899 –
Mortgage-Backed Securities 135,020,030 – 135,020,030 –
Technology 8,859,422 – 8,859,422 –
Transportation 2,836,468 – 2,836,468 –
U.S. Government & Agencies 160,625,247 – 160,625,247 –
Utilities 8,702,474 – 8,702,474 –
Registered Investment Companies
Unaffiliated 16,138,631 16,138,631 – –
Affiliated 391,387,430 391,387,430 – –
Common Stock
Communications Services 11,396,684 11,391,416 – 5,268
Consumer Discretionary 20,576,296 20,576,296 – –
Consumer Staples 6,061,557 6,061,557 – –
Energy 6,526,997 6,526,997 – –
Financials 25,866,491 25,711,041 155,450 –
Health Care 19,598,022 19,598,022 – –
Industrials 28,489,949 28,275,995 213,954 –
Information Technology 39,287,039 39,028,166 258,873 –
Materials^ 6,377,306 6,210,017 167,289 0
Real Estate 10,221,143 10,221,143 – –
Utilities 4,691,184 4,691,184 – –
Short-Term Investments 10,297,997 – 10,297,997 –
Subtotal Investments in Securities $1,095,168,179 $585,817,895 $508,061,044 $1,289,240
Other Investments  * Total
Affiliated Registered Investment Companies 88,392,957
Affiliated Short-Term Investments 257,244,754
Collateral Held for Securities Loaned 10,820,424
Subtotal Other Investments $356,458,135
Total Investments at Value $1,451,626,314
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 Security in this section is fair valued at <$1.

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,008,559 3,008,559 – –
Total Asset Derivatives $3,008,559 $3,008,559 $– $–
Liability Derivatives
Futures Contracts 4,856,123 4,856,123 – –
Call Options Written 3,013 – – 3,013
Credit Default Swaps 321,423 – 321,423 –
Total Liability Derivatives $5,180,559 $4,856,123 $321,423 $3,013
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling $6,299,438 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 41 March 2022 $ 5,333,015 ( $ 86,296)
CBOT 2-Yr. U.S. Treasury Note 45 March 2022 9,823,827 (74,296)
CBOT 5-Yr. U.S. Treasury Note 64 March 2022 7,746,699 (117,699)
CBOT U.S. Long Bond 142 March 2022 22,754,855 (656,105)
CME E-mini Russell 2000 Index 4 March 2022 443,093 (38,213)
CME E-mini S&P 500 Index 384 March 2022 88,534,629 (2,053,029)
CME E-mini S&P Mid-Cap 400 Index 2 March 2022 563,431 (37,491)
CME Ultra Long Term U.S. Treasury Bond 117 March 2022 22,696,832 (591,145)
ICE mini MSCI EAFE Index 215 March 2022 25,172,300 (1,142,825)
Ultra 10-Yr. U.S. Treasury Note 22 March 2022 3,201,243 (59,024)
Total Futures Long Contracts $ 186,269,924 ( $ 4,856,123)
CBOT 10-Yr. U.S. Treasury Note (77) March 2022 ( $ 9,947,228) $ 93,634
CBOT 2-Yr. U.S. Treasury Note (198) March 2022 (43,048,450) 150,513
CBOT 5-Yr. U.S. Treasury Note (218) March 2022 (26,372,210) 385,928
CME E-mini Russell 2000 Index (113) March 2022 (12,662,765) 1,224,905
CME E-mini S&P Mid-Cap 400 Index (76) March 2022 (21,094,905) 1,109,185
ICE US mini MSCI Emerging Markets Index (29) March 2022 (1,785,346) 9,386
Ultra 10-Yr. U.S. Treasury Note (17) March 2022 (2,463,086) 35,008
Total Futures Short Contracts ( $ 117,373,990) $3,008,559
Total Futures Contracts $ 68,895,934 ($1,847,564)

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Conservative Allocation Fund's options contracts held as of January 31, 2022.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (5.50) $ 101.81 February 2022 ( $ 5,490,547) ( $ 5) $ 33,725
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (5.50) 100.94 March 2022 (5,476,987) (3,008) 14,180
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($3,013) $47,905
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Conservative Allocation Fund's swaps contracts held as of January 31, 2022. Investments totaling
$2,599,965 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Sell 12/20/2026 ( $ 14,590,000) $ – ( $ 321,423) ( $ 321,423)
Total Credit Default Swaps $– ($321,423) ($321,423)
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation
Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $42,834 $501 $1,300 $40,296 4,333 3.1%
Core Emerging Markets Equity 9,114 805 – 8,985 844 0.7
Core International Equity 11,284 4,704 – 14,477 1,401 1.1
Core Low Volatility Equity 24,791 3,719 – 24,635 1,938 1.9
Global Stock, Class S 2,017 259 – 1,926 70 0.1
High Yield, Class S 25,893 301 – 25,469 5,610 1.9
Income, Class S 84,387 1,976 – 81,820 8,826 6.2
International Allocation, Class S 48,888 4,341 – 46,730 4,392 3.6
Large Cap Growth, Class S 66,844 3,758 – 60,736 3,285 4.6
Large Cap Value, Class S 96,507 7,241 – 98,237 3,475 7.5
Limited Maturity Bond, Class S 41,908 174 – 41,518 3,327 3.2
Mid Cap Stock, Class S 29,779 2,934 – 27,627 794 2.1
Small Cap Stock, Class S 7,731 795 – 7,324 241 0.5
Total Affiliated Registered Investment
Companies 491,977 479,780 36.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% 258,010 134,484 135,249 257,245 25,724 19.6
Total Affiliated Short-Term Investments 258,010 257,245 19.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,943 65,758 60,881 10,820 10,820 0.8
Total Collateral Held for Securities Loaned 5,943 10,820 0.8
Total Value $755,930 $747,845
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(98) $(1,641) $– $501
Core Emerging Markets Equity – (934) 607 198
Core International Equity – (1,511) – 704
Core Low Volatility Equity Fund – (3,875) 3,367 352
Global Stock, Class S – (350) 237 22
High Yield, Class S – (725) – 304
Income, Class S – (4,543) 1,381 595
International Allocation, Class S – (6,499) 3,225 1,115
Large Cap Growth, Class S – (9,866) 3,758 –
Large Cap Value, Class S – (5,511) 6,030 1,211
Limited Maturity Bond, Class S – (564) 22 152
Mid Cap Stock, Class S – (5,086) 2,906 28
Small Cap Stock, Class S – (1,202) 753 42
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% – – – 118
Total Income/Non Income Cash from Affiliated Investments $5,342
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 3 8
Total Affiliated Income from Securities Loaned, Net $8
Total $(98) $(42,307) $22,289

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.3% ) Value
Alabama (0.4%)
Auburn University, AL General Fee
Rev. Refg.
$ 1,000,000 5.000%, 6/1/2032, Ser. A $ 1,114,038
1,250,000 5.000%, 6/1/2033, Ser. A 1,391,685
Selma, AL Industrial Development
Board Rev. Refg. (International
Paper Company)
1,500,000 1.375%, 5/1/2034, Ser. A
a
1,512,944
UAB Medicine Finance Auth. Rev.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,313,402
Total 6,332,069
Alaska (0.1%)
Northern AK Tobacco Securitization
Corporation Tobacco Settlement
Rev. Refg.
250,000 4.000%, 6/1/2050, Ser. B-1 272,973
Valdez, AK Marine Terminal Rev.
(Exxon Pipeline Company)
900,000 0.110%, 10/1/2025
a
900,000
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Mobil)
900,000 0.110%, 12/1/2029
a
900,000
Total 2,072,973
Arizona (1.7%)
Arizona Board of Regents State
University System Rev.
1,000,000 5.000%, 7/1/2042, Ser. B 1,143,932
Arizona Board of Regents State
University System Rev. Refg.
750,000 5.000%, 7/1/2042, Ser. B 880,283
Arizona Industrial Development
Auth. Economic Development
Rev. (Legacy Cares, Inc.)
4,900,000 7.750%, 7/1/2050, Ser. A
b
5,830,539
625,000 6.000%, 7/1/2051, Ser. A
b
677,050
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A
b
904,397
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
2,165,000 5.000%, 7/15/2050, Ser. A
b
2,418,208
Arizona Industrial Development
Auth. Education Rev. (Somerset
Academy of Las Vegas - Aliante
and Skye Canyon Campus)
450,000 4.000%, 12/15/2051, Ser. A
b
468,491
500,000 4.000%, 12/15/2041, Ser. A
b
527,618
Glendale, AZ Industrial
Development Auth. Rev.
(Midwestern University)
2,515,000 5.000%, 5/15/2031 2,536,102
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
1,500,000 5.000%, 5/15/2056, Ser. A 1,653,577
Northern Arizona University Refg.
C.O.P.
1,000,000 5.000%, 9/1/2022 1,025,149
Principal
Amount Long-Term Fixed Income (99.3%) Value
Arizona (1.7%) - continued
Northern Arizona University Rev.
Refg.
$ 1,180,000 5.000%, 6/1/2036, Ser. A $ 1,342,831
750,000 5.000%, 6/1/2037, Ser. A 854,167
320,000 5.000%, 6/1/2038, Ser. A 364,301
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,313,573
Phoenix-Mesa Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,475,165
Student & Academic Services, LLC
Northern AZ Capital Fac. Lease
Rev. (BAM Insured)
750,000 5.000%, 6/1/2039
c
804,755
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 566,164
725,000 5.000%, 8/1/2039 875,405
Total 26,661,707
Arkansas (0.3%)
University of Arkansas Rev. Refg.
900,000 5.000%, 11/1/2037, Ser. A 1,041,367
1,300,000 5.000%, 11/1/2046, Ser. A 1,502,907
University of Arkansas Rev. Refg.
Various Fac. (Pine Bluff Campus)
650,000 5.000%, 12/1/2029, Ser. A 715,196
University of Arkansas Rev. Various
Fac. (Fayetteville Campus)
1,135,000 5.000%, 11/1/2039, Ser. A
d
1,253,641
825,000 5.000%, 11/1/2041, Ser. A
d
911,236
Total 5,424,347
California (9.2%)
Anaheim, CA Public Financing
Auth. Lease Rev. (Anaheim
Public Improvements) (AGM
Insured)
2,775,000 6.000%, 9/1/2024, Ser. A
c
2,976,229
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,288,374
California County Tobacco
Securitization Agency
(Sonoma County Securitization
Corporation)
200,000 5.000%, 6/1/2049, Ser. B-1 234,205
California Department of Water
Resources Rev. Refg. (Central
Valley)
1,500,000 5.000%, 12/1/2031, Ser. AX 1,799,967
1,000,000 5.000%, 12/1/2032, Ser. AX 1,199,358
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 8,506,504
8,300,000 5.000%, 5/1/2045, Ser. U-6 11,818,931
California Health Fac. Financing
Auth. Rev.
1,750,000 5.000%, 8/15/2055, Ser. B 1,995,482

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
California (9.2%) - continued
$ 6,225,000 5.000%, 11/15/2056, Ser. A $ 7,277,367
California Infrastructure and
Economic Development Bank
Rev. (Bay Area Toll Bridges
Seismic Retrofit) (FGIC Insured)
5,000,000 5.000%, 7/1/2025, Ser. A
c,d
5,646,823
California Municipal Finance Auth.
Refg. Rev. (Biola University)
2,000,000 5.000%, 10/1/2042 2,098,794
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 308,638
300,000 5.000%, 10/1/2026 345,106
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser. A,
AMT 5,905,086
California Public Finance Auth.
Senior Living Rev. (Enso Village)
300,000 5.000%, 11/15/2051, Ser. A
b
333,912
California State Health Fac.
Financing Auth. Rev. Refg.
(Cedars Sinai Health System)
2,000,000 4.000%, 8/15/2048, Ser. A 2,265,910
California Various Purpose G.O.
10,000 5.250%, 4/1/2029 10,040
500,000 5.000%, 4/1/2049 600,145
Fullerton, CA Public Financing
Auth. Rev. Refg. (Marshall B.
Ketchum University)
2,055,000 4.000%, 2/1/2046, Ser. A 2,296,319
Golden West Schools Financing
Auth. Rev. (NATL-RE Insured)
420,000 5.800%, 2/1/2022, Ser. A
c
420,000
Los Angeles, CA Department
of Airports Rev. (Los Angeles
International Airport)
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 3,555,902
Los Angeles, CA Department of
Airports Rev. Refg.
4,000,000 4.000%, 5/15/2040, Ser. B 4,598,445
Los Angeles, CA Department of
Water & Power Rev.
7,000,000 5.000%, 7/1/2044, Ser. D 7,598,393
Pomona, CA Single Family
Mortgage Rev. Refg. (GNMA/
FNMA/FHLMC Collateralized)
615,000 7.600%, 5/1/2023, Ser. A
c,d
646,226
Riverside County, CA
Transportation Commission Toll
Rev. Refg. (RCTC 91 Express
Lanes)
500,000 4.000%, 6/1/2046, Ser. B-1 566,115
San Bernardino, CA Single Family
Mortgage Rev. Refg. (GNMA
Collateralized)
220,000 7.500%, 5/1/2023, Ser. A
c,d
231,004
San Diego County, CA Regional
Airport Auth. Rev. (San Diego
County Regional Airport)
10,000,000 5.000%, 7/1/2056, Ser. A 12,000,657
Principal
Amount Long-Term Fixed Income (99.3%) Value
California (9.2%) - continued
San Diego Unified School District
G.O.
$ 10,000,000 6.000%, 7/1/2033, Ser. A
d
$ 11,175,102
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,209,313
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 8,377,948
5,700,000 5.000%, 5/1/2047, Ser. B 6,654,230
San Jose, CA Redevelopment
Agency Successor Agency Tax
Allocation Refg.
6,000,000 5.000%, 8/1/2035, Ser. A 7,049,620
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,754,477
University of California Limited Rev.
Refg.
8,000,000 5.000%, 5/15/2032, Ser. I 8,939,887
Total 144,684,509
Colorado (4.9%)
Aurora City, CO Sewer
Improvements Rev. (Seam
Fac. and Other System
Improvements)
1,500,000 4.000%, 8/1/2051 1,731,215
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 696,488
475,000 5.000%, 4/1/2048 544,196
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 3,006,622
2,500,000 5.000%, 12/1/2055 3,003,129
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
b
1,214,684
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 3,191,353
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
4,000,000 5.000%, 9/1/2046 4,493,057
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,485,867
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
2,110,000 5.000%, 12/1/2024
d
2,142,142
500,000 5.625%, 6/1/2043
d
531,422
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,986,706

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Colorado (4.9%) - continued
Colorado School of Mines
Institutional Enterprise Rev.
$ 1,740,000 5.000%, 12/1/2047, Ser. A $ 2,070,681
Colorado State Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center)
3,325,000 4.000%, 9/1/2050, Ser. A 3,725,632
Colorado State Health Fac.
Auth. Hospital Rev. Refg.
(Commonspirit Health)
10,000,000 4.000%, 8/1/2049, Ser. A-2 10,886,708
Colorado State Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 581,643
385,000 5.000%, 5/15/2031, Ser. A 446,599
300,000 5.000%, 5/15/2032, Ser. A 347,343
Colorado State Rural C.O.P
2,000,000 4.000%, 12/15/2040, Ser. A 2,312,208
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
b
1,752,113
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,125,938
Larimer Weld & Boulder County,
CO G.O. (Thompson School
District)
1,500,000 5.000%, 12/15/2034 1,830,714
3,000,000 5.000%, 12/15/2035 3,658,331
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,310,446
2,250,000 5.000%, 12/1/2046, Ser. A 2,470,656
Park Creek, CO Metropolitan
District Rev. Refg.
1,220,000 5.000%, 12/1/2022 1,261,337
1,000,000 5.000%, 12/1/2024 1,099,715
Plaza Metropolitan District No. 1
Rev. Refg. (City of Lakewood)
500,000 5.000%, 12/1/2022
b
512,230
University of Colorado University
Enterprise Rev.
3,250,000 5.000%, 6/1/2033, Ser. A
d
3,546,582
3,000,000 5.000%, 6/1/2034, Ser. A
d
3,273,768
Weld County, CO School District 6
Greeley G.O.
3,000,000 5.000%, 12/1/2044 3,690,786
Total 76,930,311
Connecticut (0.4%)
Connecticut State Health &
Educational Fac. Auth. Rev.
(Hartford Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 2,262,984
Connecticut State Health &
Educational Fac. Auth. Rev.
(McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
b
1,089,168
Connecticut State Health &
Educational Fac. Auth. Rev.
(Sacred Heart University)
500,000 4.000%, 7/1/2045, Ser. K 553,511
Principal
Amount Long-Term Fixed Income (99.3%) Value
Connecticut (0.4%) - continued
Connecticut State Health &
Educational Fac. Auth. Rev.
Refg. (Sacred Heart University)
$ 600,000 5.000%, 7/1/2042, Ser. I-1 $ 689,052
Hamden, CT G.O. Refg. (BAM
Insured)
150,000 4.000%, 8/15/2041
c
168,734
University of Connecticut Rev.
1,500,000 5.000%, 11/1/2036, Ser. A 1,801,961
Total 6,565,410
Delaware (0.3%)
Delaware State Economic
Development Auth. Charter
School Rev. (Newark Charter
School, Inc.)
2,000,000 5.000%, 9/1/2050 2,352,651
600,000 4.000%, 9/1/2051 657,313
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 957,189
500,000 5.000%, 7/1/2048, Ser. A 544,474
Total 4,511,627
District Of Columbia (1.7%)
District of Columbia Water & Sewer
Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 16,285,245
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
3,500,000
4.000%, 10/1/2051, Ser. A,
AMT 3,877,359
6,000,000
5.000%, 10/1/2038, Ser. A,
AMT 6,339,501
Total 26,502,105
Florida (3.9%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046
e
1,262,539
500,000 4.000%, 10/1/2046 531,989
Broward County, FL Fuel System
Rev. (Fort Lauderdale Fuel Fac.)
(AGM Insured)
605,000
5.000%, 4/1/2022, Ser. A,
AMT
c
609,526
700,000
5.000%, 4/1/2025, Ser. A,
AMT
c
731,145
Broward County, FL Water and
Sewer Utility Rev. Refg.
1,000,000 5.000%, 10/1/2030, Ser. A 1,133,405
1,500,000 5.000%, 10/1/2031, Ser. B 1,699,532
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,810,107

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Florida (3.9%) - continued
CityPlace Community Development
District Special Assessment and
Rev.
$ 2,000,000 5.000%, 5/1/2026 $ 2,180,621
Escambia County, FL Health Fac.
Auth. Rev. Refg.
5,000,000 4.000%, 8/15/2050, Ser. A 5,389,749
Florida State Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
250,000 4.000%, 7/1/2055, Ser. A 261,936
Florida State Higher Educational
Fac. Financial Auth. Educational
Rev. (Ringling College)
5,000,000 5.000%, 3/1/2042 5,665,240
Florida State Municipal Power
Agency Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,128,038
840,000 5.000%, 10/1/2031, Ser. B 947,551
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,500,000
5.000%, 10/1/2049, Ser. A,
AMT 4,145,223
Jacksonville, FL Port Auth. Rev.
Refg.
2,545,000
5.000%, 11/1/2038, Ser. A,
AMT
d
2,619,733
Lee Memorial Health System Rev.
Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,191,189
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,611,033
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,549,509
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
1,250,000 5.000%, 10/1/2047, Ser. A 1,488,496
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 1,177,987
Palm Beach County, FL Health Fac.
Auth. Rev. (Life Communities,
Inc.)
2,000,000 5.000%, 11/15/2045, Ser. A 2,252,819
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,209,603
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
b
318,538
South FL Water Management
District C.O.P. Refg.
4,000,000 5.000%, 10/1/2036 4,528,503
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 606,766
Principal
Amount Long-Term Fixed Income (99.3%) Value
Florida (3.9%) - continued
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
$ 5,000,000 5.000%, 7/1/2037, Ser. B $ 5,626,421
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,534,780
Total 61,211,978
Georgia (1.0%)
Atlanta, GA Airport General Rev.
Refg.
1,425,000 5.000%, 1/1/2033, Ser. B 1,527,646
2,000,000 4.000%, 7/1/2042, Ser. B 2,294,280
Atlanta, GA Water & Wastewater
Rev. Refg.
2,500,000 5.000%, 11/1/2031 2,803,685
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,689,626
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 271,233
Main Street Natural Gas, Inc. Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 2,038,774
1,920,000 5.000%, 5/15/2033, Ser. A 2,259,768
1,900,000 5.000%, 5/15/2034, Ser. A 2,231,906
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 293,926
Municipal Electric Auth. of Georgia
Rev. Refg.
610,000 5.000%, 1/1/2035, Ser. A 672,314
Private Colleges and Universities
Auth. Rev. (Mercer University)
250,000 4.000%, 10/1/2050 278,257
Total 16,361,415
Guam (<0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 283,815
Total 283,815
Hawaii (1.5%)
Hawaii State Airports System Rev.
Refg.
8,000,000 4.000%, 7/1/2039, Ser. D 9,129,617
Hawaii State Department of Budget
and Finance Special Purpose
Senior Living Rev. Refg.
1,000,000 5.125%, 11/15/2032 1,025,412
5,395,000 5.250%, 11/15/2037 5,532,197
Hawaii State Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,685,358
Hawaii State Harbor System Rev.
Refg.
200,000
4.000%, 7/1/2036, Ser. A,
AMT 229,987

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Hawaii (1.5%) - continued
Honolulu, HI City & County
Wastewater System Rev.
$ 350,000 5.000%, 7/1/2036, Ser. A $ 400,215
Honolulu, HI City & County
Wastewater System Rev. Refg.
4,505,000 5.000%, 7/1/2036, Ser. B 5,151,345
Total 23,154,131
Idaho (0.1%)
Idaho State Health Fac. Auth. Rev.
Refg. (St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 1,124,072
800,000 4.000%, 3/1/2046, Ser. A 903,377
Total 2,027,449
Illinois (6.7%)
Chicago, IL G.O. Refg.
1,220,000 5.000%, 1/1/2023, Ser. C
d
1,267,547
2,780,000 5.000%, 1/1/2023, Ser. C
d
2,888,345
1,000,000 5.000%, 1/1/2027, Ser. A 1,138,261
Chicago, IL Metropolitan Water
Reclamation District G.O. Refg.
8,700,000 5.250%, 12/1/2032, Ser. C 11,510,123
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,198,689
Chicago, IL O'Hare International
Airport Rev.
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,145,001
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,145,000
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,317,351
5,000,000 5.000%, 1/1/2048, Ser. B 5,893,452
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
816,878 5.000%, 12/1/2043, Ser. A-1
f,g
1,634
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,152,268
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000 5.000%, 11/15/2027, Ser. A 1,107,943
Illinois Finance Auth. Rev. (The Art
Institute of Chicago)
3,510,000 5.000%, 3/1/2034
d
3,523,224
20,000 5.000%, 3/1/2034
d
20,075
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,735,279
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,725,582
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,978,574
2,100,000 5.000%, 8/1/2047, Ser. A 2,360,591
Principal
Amount Long-Term Fixed Income (99.3%) Value
Illinois (6.7%) - continued
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
$ 500,000 5.000%, 2/15/2032, Ser. A $ 564,523
2,885,000 5.000%, 2/15/2037 3,239,839
1,000,000 5.000%, 2/15/2047, Ser. A 1,111,005
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,460,839
7,150,000 5.000%, 6/1/2024 7,755,352
5,000,000 5.000%, 3/1/2027 5,017,073
1,500,000 5.500%, 7/1/2033 1,585,782
1,750,000 5.500%, 7/1/2038 1,849,064
800,000 5.000%, 3/1/2046, Ser. A 943,503
Illinois State Toll Highway Auth. Rev.
5,400,000 5.000%, 1/1/2044, Ser. A 6,564,964
3,405,000 5.000%, 1/1/2046, Ser. A 4,202,581
Illinois State Toll Highway Auth.
Senior Rev.
5,000,000 5.000%, 1/1/2031, Ser. A 6,070,789
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
c
6,995,732
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 578,617
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
h
1,527,040
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
c
2,973,123
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
c
1,896,042
Total 105,444,807
Indiana (0.8%)
Indiana Municipal Power Agency
Power Supply System Rev.
1,750,000 5.250%, 1/1/2034, Ser. A
d
1,858,222
Knox County, IN Economic
Development Rev. Refg. (Good
Samaritan Hospital)
1,955,000 5.000%, 4/1/2037, Ser. A 1,969,168
2,465,000 5.000%, 4/1/2042, Ser. A 2,482,864
Purdue University, IN Rev. Refg.
1,500,000 5.000%, 7/1/2028, Ser. A 1,661,183
Saint Joseph County, IN Economic
Development Rev. (Saint Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 4,314,368
Total 12,285,805
Iowa (1.8%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 4,996,102

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Iowa (1.8%) - continued
Des Moines, IA Airport Auth. Rev.
Refg.
$ 1,205,000 5.000%, 6/1/2024, AMT $ 1,222,054
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 6,888,650
Iowa Finance Auth. Rev. Refg.
8,100,000 5.000%, 8/1/2036 9,524,119
3,000,000 5.000%, 8/1/2042 3,517,116
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,718,215
Total 28,866,256
Kansas (0.7%)
Kansas Turnpike Auth. Rev. Refg.
1,000,000 5.000%, 9/1/2037, Ser. A 1,236,172
750,000 5.000%, 9/1/2038, Ser. A 926,783
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 3,012,025
University of Kansas Hospital Auth.
Health Fac. Rev. Refg.
1,225,000 5.000%, 3/1/2047, Ser. A
d
1,437,786
3,410,000 5.000%, 3/1/2047, Ser. A 3,924,647
Total 10,537,413
Kentucky (0.5%)
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 1,134,226
Kentucky State Turnpike Auth.
Economic Development Road
Rev.
5,000,000 5.000%, 7/1/2028, Ser. A
d
5,093,529
Louisville, KY Regional Airport
Auth. Rev. (BT-OH, LLC)
1,000,000
0.140%, 11/1/2036, Ser. A,
AMT
a
1,000,000
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
c
867,147
Total 8,094,902
Louisiana (1.9%)
Alexandria, LA Utilities Rev.
5,000,000 5.000%, 5/1/2043, Ser. A
d
5,264,115
Lafayette, LA Public Power Auth.
Electric Rev.
375,000 5.000%, 11/1/2022 387,244
1,520,000 5.000%, 11/1/2031
d
1,570,445
Louisiana Local Government
Environmental Fac. & Community
Development Auth. Rev.
(East Baton Rouge Sewer
Commission)
4,900,000 5.000%, 2/1/2035, Ser. A
d
5,111,237
Louisiana Public Fac. Auth.
Rev. Refg. (Ochsner Clinic
Foundation)
4,000,000 4.000%, 5/15/2049, Ser. A 4,457,109
Principal
Amount Long-Term Fixed Income (99.3%) Value
Louisiana (1.9%) - continued
Louisiana State Public Fac.
Auth. Rev. (University of New
Orleans Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
$ 1,355,000 5.000%, 9/1/2030
c
$ 1,474,828
800,000 5.000%, 9/1/2031
c
870,827
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,709,462
750,000
5.000%, 1/1/2048, Ser. B,
AMT 854,433
New Orleans, LA G.O. Refg.
750,000 5.000%, 12/1/2026 849,766
850,000 5.000%, 12/1/2027 962,388
350,000 5.000%, 12/1/2029 395,997
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg.
1,365,000
5.000%, 4/1/2030, Ser. B,
AMT
d
1,427,848
1,500,000
5.000%, 4/1/2031, Ser. B,
AMT
d
1,569,064
525,000
5.000%, 4/1/2033, Ser. B,
AMT
d
549,172
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
c
1,721,519
Total 30,175,454
Maine (0.2%)
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
2,500,000 4.000%, 7/1/2051, Ser. A 2,797,320
1,000,000 4.000%, 7/1/2046, Ser. A 1,124,189
Total 3,921,509
Maryland (1.0%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 2,231,132
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,094,157
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 224,323
200,000 4.000%, 7/1/2045 225,597
Maryland State Transportation Auth.
Rev.
10,000,000 4.000%, 7/1/2050 11,216,138
Total 14,991,347

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Massachusetts (4.4%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
$ 5,000,000 5.500%, 7/1/2025, Ser. B
c
$ 5,715,842
Massachusetts Development
Finance Agency Rev. (Dana-
Farber Cancer Institute)
6,500,000 5.000%, 12/1/2046, Ser. N 7,415,747
Massachusetts Development
Finance Agency Rev.
(Northeastern University)
750,000 5.000%, 10/1/2031 770,955
Massachusetts Development
Finance Agency Rev. (Wellesley
College)
3,000,000 5.000%, 7/1/2042, Ser. J 3,051,731
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 567,097
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 13,394,047
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
15,295,000 5.250%, 7/1/2033, Ser. L 20,822,818
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 6,661,570
Massachusetts Port Auth. Rev.
8,300,000
5.000%, 7/1/2042, Ser. A,
AMT
d
8,453,504
University of Massachusetts
Building Auth. Rev. Refg.
2,750,000
5.000%, 5/1/2038, Ser.
2019-1 3,356,666
Total 70,209,977
Michigan (3.1%)
Grand Valley, MI State University
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 714,434
Grand Valley, MI State University
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 2,069,300
Great Lakes, MI Water Auth. Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 11,329,723
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,430,818
2,110,000 4.000%, 9/1/2046 2,330,999
Michigan State Finance Auth. Rev.
(Beaumont Health Credit Group)
6,000,000 5.000%, 11/1/2044, Ser. A 6,697,024
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 627,321
Principal
Amount Long-Term Fixed Income (99.3%) Value
Michigan (3.1%) - continued
Michigan Strategic Rev.
$ 7,775,000 5.000%, 12/31/2043, AMT $ 9,003,551
5,110,000 5.000%, 6/30/2048, AMT 5,874,582
Muskegon, MI Public Schools G.O.
5,400,000 5.000%, 5/1/2051, Ser. II 6,672,352
Saginaw, MI City School District
U.T.G.O.
2,500,000 4.000%, 5/1/2050 2,789,177
Total 49,539,281
Minnesota (2.6%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,556,664
Goodhue County, MN Education
District No. 6051 C.O.P.
250,000 5.000%, 2/1/2029
d
269,114
500,000 5.000%, 2/1/2034
d
538,228
750,000 5.000%, 2/1/2039
d
807,342
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 363,278
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
b
525,600
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,000,000 5.000%, 10/1/2040 1,204,356
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,893,691
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,173,427
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 219,780
150,000 5.000%, 10/1/2030 164,835
200,000 5.000%, 10/1/2032 219,724
175,000 5.000%, 10/1/2033 192,162
1,500,000 5.000%, 10/1/2047 1,697,402
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 4,315,755
St. Cloud, MN Health Care Rev.
Refg. (CentraCare Health
System)
1,000,000 5.000%, 5/1/2046, Ser. A 1,127,821
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,270,833
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners)
5,945,000 5.000%, 7/1/2032, Ser. A 6,625,118

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Minnesota (2.6%) - continued
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
$ 6,945,000 5.000%, 11/15/2047, Ser. A $ 8,016,134
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 1,015,567
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 528,438
Western Minnesota Municipal
Power Agency Rev.
1,000,000 5.000%, 1/1/2033, Ser. A
d
1,075,395
1,000,000 5.000%, 1/1/2034, Ser. A
d
1,075,395
300,000 5.000%, 1/1/2035, Ser. A
d
322,619
1,000,000 5.000%, 1/1/2040, Ser. A
d
1,075,395
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
250,000 4.000%, 12/1/2050 265,725
Total 41,539,798
Mississippi (0.4%)
D'Iberville, MS Tax Increment Refg.
(Gulf Coast Promenade)
1,750,000 5.000%, 4/1/2033
d
1,762,536
Mississippi Development Bank
G.O. (Desoto County Highway
Construction)
3,180,000 5.000%, 1/1/2030
d
3,305,425
Warren County, MS Gulf
Opportunity Zone Rev. Refg.
(International Paper Company)
1,625,000 1.375%, 5/1/2034, Ser. A
a
1,639,023
Total 6,706,984
Missouri (1.0%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 2,085,412
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport) (AGM
Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
c
5,474,584
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
1,200,000 5.000%, 8/15/2042, Ser. A 1,306,382
Missouri State Health and
Educational Fac. Auth. Rev.
(Lake Regional Health System)
925,000 5.000%, 2/15/2022
d
926,564
1,680,000 5.000%, 2/15/2034
d
1,682,840
Principal
Amount Long-Term Fixed Income (99.3%) Value
Missouri (1.0%) - continued
Missouri State Health and
Educational Fac. Auth. Rev.
Refg. (Lake Regional Health
System)
$ 1,200,000 4.000%, 2/15/2051 $ 1,328,968
St. Louis, MO Airport Rev. (AGM
Insured)
1,000,000 5.000%, 7/1/2047, Ser. C
c
1,171,374
St. Louis, MO Airport Rev. Refg.
(Lambert-St. Louis International
Airport)
1,000,000 5.000%, 7/1/2032, AMT 1,017,355
Total 14,993,479
Montana (0.7%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 992,098
800,000 5.000%, 7/1/2039, Ser. A 955,164
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 4,269,251
1,000,000 4.000%, 7/1/2044 1,075,397
Montana Fac. Finance Auth. Health
Fac. Rev. (Bozeman Deaconess
Health Services Obligated
Group)
2,750,000 4.000%, 6/1/2045, Ser. A 3,116,586
Total 10,408,496
Nebraska (2.3%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,430,306
Lincoln, NE Airport Auth. Rev.
750,000 4.000%, 7/1/2036, AMT 867,626
Lincoln, NE Lincoln Electric System
Rev. Refg.
2,500,000 5.000%, 9/1/2037
d
2,565,394
Nebraska Public Power District
Rev. Refg.
2,455,000 4.000%, 1/1/2044, Ser. D 2,819,455
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 8,889,452
Omaha, NE Public Power District
Electric Rev. Refg.
8,275,000 5.000%, 2/1/2042, Ser. A 9,757,162
Omaha, NE Sanitary Sewerage
System Rev.
1,340,000 5.000%, 11/15/2034 1,476,390
University of Nebraska Fac.
Corporation Rev.
4,000,000 4.000%, 7/15/2059, Ser. A 4,534,327
University of Nebraska Lincoln
Student Fees and Fac. Rev.
Refg.
3,050,000 5.000%, 7/1/2038
d
3,107,697
Total 36,447,809

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Nevada (0.3%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
$ 1,500,000 5.000%, 9/1/2042, Ser. A $ 1,729,613
3,250,000 5.000%, 9/1/2047, Ser. A 3,740,098
Total 5,469,711
New Hampshire (0.5%)
New Hampshire Health and
Education Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 7,314,119
New Hampshire Health and
Education Fac. Auth. Rev. Refg.
(Dartmouth College)
600,000 0.110%, 6/1/2041, Ser. B 600,000
Total 7,914,119
New Jersey (2.4%)
New Jersey Covid-19 Emergency
Bonds G.O.
1,250,000 4.000%, 6/1/2032, Ser. A 1,464,804
New Jersey Economic
Development Auth. Rev. School
Fac. Construction
4,000,000 5.000%, 6/15/2043, Ser. EEE 4,643,037
New Jersey Economic
Development Auth. Rev. Self
Designated Social Bonds
300,000
4.000%, 6/15/2050, Ser.
QQQ 325,674
New Jersey Transportation Trust
Fund Auth. Rev.
1,000,000 5.250%, 6/15/2033, Ser. AA 1,124,398
1,645,000 5.250%, 6/15/2034, Ser. AA 1,849,056
10,000,000 4.000%, 6/15/2045, Ser. AA 10,956,347
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,367,268
New Jersey Turnpike Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. A 1,127,421
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
c
3,552,156
Tobacco Settlement Financing
Corporation Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 10,202,487
Total 37,612,648
New York (8.7%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,650,995
Hudson, NY Yards Infrastructure
Corporation Rev. Refg.
2,000,000 5.000%, 2/15/2042, Ser. A 2,291,444
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
3,336,101
Metropolitan Transportation Auth.,
NY Rev. Refg.
2,190,000 5.000%, 11/15/2035 2,584,408
Principal
Amount Long-Term Fixed Income (99.3%) Value
New York (8.7%) - continued
Monroe County, NY Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
$ 1,000,000 5.000%, 6/1/2050, Ser. A $ 1,132,654
Monroe County, NY Industrial
Development Corporation Rev.
Refg. (University of Rochester)
1,000,000 5.000%, 7/1/2030, Ser. D 1,172,045
1,550,000 5.000%, 7/1/2031, Ser. C 1,814,044
800,000 5.000%, 7/1/2031, Ser. D 936,281
New York City Municipal Water
Finance Auth. Water and Sewer
System Rev.
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 9,635,392
590,000 0.110%, 6/15/2044
a
590,000
12,000,000
5.000%, 6/15/2049, Ser.
CC-1 14,486,429
New York City Transitional Finance
Auth. Future Tax Secured Rev.
19,000,000 5.000%, 2/1/2043, Ser. A 21,889,644
800,000 4.000%, 11/1/2045, Ser. D 903,339
New York City Water & Sewer
System Rev.
3,660,000
0.110%, 6/15/2048, Ser.
AA-1
a
3,660,000
New York State Dormitory Auth.
State Personal Income Tax Rev.
5,000,000 5.000%, 3/15/2039, Ser. C 5,377,521
New York State Dormitory Auth.
State Personal Income Tax Rev.
Refg.
8,320,000 5.000%, 2/15/2043, Ser. B 9,661,623
10,000 5.000%, 2/15/2043, Ser. B
d
11,922
New York State Thruway Auth.
Personal Income Tax Rev. Refg.
10,000,000 4.000%, 3/15/2045, Ser. A-1 11,218,993
5,000,000 4.000%, 3/15/2046, Ser. A-1 5,595,631
New York State Transportation
Development Corporation
Exempt Fac. Rev. (New York
State Thruway Service Areas)
750,000 4.000%, 4/30/2053, AMT 823,522
New York State Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 892,263
New York, NY G.O.
2,000,000 5.000%, 3/1/2050, Ser. F-1 2,417,398
1,920,000 5.000%, 8/1/2032, Ser. A 2,099,668
950,000 0.110%, 3/1/2042, Ser. F
a
950,000
1,750,000 4.000%, 3/1/2047, Ser. F-1 1,943,212
Port Auth. of New York & New
Jersey Rev.
1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT 1,204,173
2,500,000 5.000%, 9/1/2035 2,735,608
2,500,000 5.000%, 9/1/2036 2,733,602
5,000,000 5.000%, 9/1/2039 5,452,528
Port Auth. of New York & New
Jersey Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 5,881,177

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
New York (8.7%) - continued
$ 1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT $ 1,982,162
Triborough, NY Bridge & Tunnel
Auth. Rev.
2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 2,870,725
1,000,000 5.250%, 11/15/2045, Ser. A 1,119,323
Triborough, NY Bridge & Tunnel
Auth. Rev. (MTA Bridges and
Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 5,957,511
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 918,910
Total 137,930,248
North Carolina (0.9%)
Appalachian State University Rev.
2,510,000 5.000%, 5/1/2044 2,982,522
Charlotte, NC, Rev. (Charlotte
Douglas International Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,766,341
North Carolina Capital Fac. Finance
Agency Rev. Refg. (Johnson and
Wales University)
1,000,000 5.000%, 4/1/2032 1,036,952
1,000,000 5.000%, 4/1/2033 1,037,229
North Carolina State Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,000,000 5.000%, 10/1/2050, Ser. A 1,160,774
North Carolina State Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
1,500,000 4.000%, 1/1/2052, Ser. A 1,622,774
North Carolina Turnpike Auth.
(Triangle Expressway Auth.)
(AGM Insured)
4,250,000 5.000%, 1/1/2049
c
5,124,900
Total 14,731,492
North Dakota (0.4%)
North Dakota Public Finance Auth.
Rev. (State Revolving Fund)
1,495,000 5.000%, 10/1/2031, Ser. A 1,499,472
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 4,440,666
Total 5,940,138
Ohio (5.0%)
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg. (Summa Health System)
1,600,000 4.000%, 11/15/2037 1,800,315
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,121,550
AMP Fremont Energy Center Rev.
3,000,000 5.000%, 2/15/2037, Ser. B 3,005,127
Principal
Amount Long-Term Fixed Income (99.3%) Value
Ohio (5.0%) - continued
Bowling Green, OH State University
Rev. Refg.
$ 500,000 4.000%, 6/1/2045, Ser. A $ 557,795
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
14,935,000 5.000%, 6/1/2055, Ser. B-2 16,416,392
Cuyahoga County, OH Sales Tax
Rev.
1,000,000 5.000%, 12/1/2035
d
1,108,848
Hamilton County, OH Hospital
Fac. Rev. Refg. (TriHealth, Inc.
Obligated Group)
1,500,000 4.000%, 8/15/2050, Ser. A 1,675,004
Kent State University General
Receipts Rev.
2,000,000 5.000%, 5/1/2029 2,282,011
1,500,000 5.000%, 5/1/2037, Ser. A
d
1,517,203
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 896,615
Ohio Higher Educational Fac.
Commission Rev. (Case Western
Reserve University)
2,745,000 5.000%, 12/1/2028 3,014,697
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,853,620
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,499,135
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,736,942
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 4,734,449
Ohio State Higher Educational Fac.
Commission Rev. Refg. (Case
Western Reserve University)
1,250,000 4.000%, 12/1/2044, Ser. A 1,434,802
Ohio State Turnpike Commission
Rev.
8,945,000
Zero Coupon, 2/15/2034, Ser.
A-4
h
10,845,711
Ohio State Turnpike Commission
Rev. Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
c
11,426,287
Ohio State University Rev.
2,000,000 4.000%, 12/1/2048, Ser. A 2,295,766
Toledo, OH Water System Rev. and
Improvements
2,455,000 5.000%, 11/15/2036 2,831,007
Toledo, OH Water System Rev.
Refg. and Improvements
2,500,000 5.000%, 11/15/2038 2,619,535
Total 78,672,811

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Oklahoma (1.5%)
Grand River, OK Dam Authority
Rev.
$ 7,815,000 5.000%, 6/1/2039, Ser. A $ 8,475,273
Oklahoma Agricultural and
Mechanical Colleges General
Rev.
3,000,000 5.000%, 8/1/2038, Ser. C
d
3,186,349
Oklahoma State Water Resources
Board Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,324,056
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,824,462
5,665,000 5.000%, 1/1/2047, Ser. C 6,560,854
Total 23,370,994
Oregon (1.5%)
Clackamas and Washington
Counties, OR Joint School
District No. 3 G.O. (West Linn-
Wilsonville Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 405,892
Clackamas County, OR School
District U.T.G.O.
3,500,000 5.000%, 6/15/2049, Ser. B 4,176,593
Multnomah & Clackamas Counties,
OR School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 355,283
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2050, Ser. 27A,
AMT 5,924,238
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
1,025,000 5.000%, 7/1/2035, Ser. 23 1,142,624
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 5,640,881
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,442,677
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
b
948,933
Total 23,037,121
Pennsylvania (2.2%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,949,806
Allegheny County, PA Hospital
Development Auth. Rev. Refg.
(University of Pittsburgh Medical
Center)
1,500,000 5.000%, 7/15/2034, Ser. A 1,824,226
Principal
Amount Long-Term Fixed Income (99.3%) Value
Pennsylvania (2.2%) - continued
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
$ 460,000 5.000%, 5/15/2043 $ 502,531
410,000 5.000%, 5/15/2048 446,411
Chester County, PA Industrial
Development Auth. Rev.
(Longwood Gardens, Inc.)
1,000,000 4.000%, 12/1/2046 1,146,627
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran
Social Ministries)
670,000 5.000%, 1/1/2038 725,025
550,000 5.000%, 1/1/2038
d
608,933
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
130,000 5.000%, 1/1/2038
d
143,930
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 274,823
250,000 5.000%, 3/1/2045 275,444
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 1,090,070
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
3,401,672
Pennsylvania Turnpike Commission
Turnpike Rev.
1,000,000 4.000%, 12/1/2050, Ser. A 1,116,890
3,000,000 5.000%, 12/1/2040, Ser. B 3,369,214
4,950,000 5.000%, 12/1/2046, Ser. A-1 5,615,320
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
c
12,549,357
Total 35,040,279
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing
Corporation Rev.
6,018,000 4.550%, 7/1/2040, Ser. A-1 6,610,146
Total 6,610,146
South Carolina (1.8%)
Beaufort-Jasper, SC Water & Sewer
Auth. Rev. Refg.
425,000 5.000%, 3/1/2025, Ser. B 474,763
Charleston County, SC Airport
System Rev.
6,215,000
5.500%, 7/1/2031, Ser. A,
AMT 6,574,896
Columbia, SC Waterworks and
Sewer System Rev.
5,250,000 5.000%, 2/1/2049, Ser. A
d
6,455,276
Greenwood County, SC Hospital
Fac. Rev. Refg. (Self Regional
Healthcare)
1,120,000 5.000%, 10/1/2024, Ser. B 1,128,493

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
South Carolina (1.8%) - continued
$ 2,890,000 5.000%, 10/1/2031, Ser. B $ 2,911,913
Patriots Energy Group, SC Gas
System Improvement Rev. Refg.
1,235,000 4.000%, 6/1/2051, Ser. A 1,378,132
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,409,076
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,619,390
South Carolina Jobs Economic
Development Auth. Rev. (Furman
University)
2,500,000 4.000%, 4/1/2052, Ser. A 2,824,822
South Carolina Jobs Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,249,685
Total 28,026,446
South Dakota (0.1%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 907,956
South Dakota State Board of
Regents Housing & Auxiliary
Fac. System Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,095,307
Total 2,003,263
Tennessee (0.3%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,495,213
Tennessee State School Bond Auth.
Rev. (2nd Program)
500,000 5.000%, 11/1/2031
d
552,265
450,000 5.000%, 11/1/2032
d
497,038
1,275,000 5.000%, 11/1/2034
d
1,408,275
250,000 5.000%, 11/1/2036
d
276,132
Total 4,228,923
Texas (9.3%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
c
3,557,271
Central Texas Regional Mobility
Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. B 1,107,106
1,700,000 5.000%, 1/1/2040, Ser. A
d
1,913,826
500,000 5.000%, 1/1/2045, Ser. E 593,311
1,000,000 5.000%, 1/1/2046, Ser. B 1,199,624
Principal
Amount Long-Term Fixed Income (99.3%) Value
Texas (9.3%) - continued
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
$ 1,000,000 5.000%, 8/15/2042 $ 1,020,601
2,000,000 6.000%, 8/15/2043 2,127,408
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
1,000,000 5.000%, 8/15/2036, Ser. A
c
1,147,331
4,605,000 5.000%, 8/15/2039
c
4,991,323
2,000,000 5.000%, 8/15/2046, Ser. A
c
2,257,257
Dallas and Fort Worth, TX
International Airport Rev. Refg.
4,000,000 5.250%, 11/1/2033, Ser. F 4,274,289
5,000,000 4.000%, 11/1/2045, Ser. B 5,624,828
Dallas, TX Area Rapid Transit Sales
Tax Rev. Refg.
9,000,000 4.000%, 12/1/2051, Ser. B 10,190,648
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
295,000 5.000%, 1/1/2033, Ser. A 302,311
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Brazos
Presbyterian Homes)
2,000,000 5.000%, 1/1/2037 2,177,224
Hidalgo County, TX Regional
Mobility Auth.
400,000 4.000%, 12/1/2041, Ser. A
e
436,957
Houston, TX Airport System Rev.
Refg.
4,850,000
4.000%, 7/1/2047, Ser. A,
AMT 5,281,480
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
c,d
14,002,060
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,681,066
Lake Travis, TX Independent
School District G.O. Refg. (PSF-
GTD Insured)
1,000,000 5.000%, 2/15/2031
c
1,166,618
New Hope Cultural Education Fac.
Corporation, TX Student Housing
Rev. (Collegiate Housing College
Station I LLC - Texas A&M
University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,047,992
North East Independent School
District, Bexar County, TX G.O.
Unlimited Tax Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
c
6,097,045
2,000,000 5.250%, 2/1/2029
c
2,488,911
North Texas Education Finance
Corporation Education Rev.
(Uplift Education)
4,500,000 5.125%, 12/1/2042, Ser. A
d
4,568,883

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Texas (9.3%) - continued
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
$ 5,000,000
Zero Coupon, 1/1/2028, Ser.
D
c
$ 4,504,518
Northwest Independent School
District G.O. (Denton, Tarrant
and Wise Counties, TX) (PSF-
GTD Insured)
5,705,000 5.000%, 2/15/2038
c,d
6,161,583
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 4,258,085
Red River Education Finance
Corporation Rev. (St. Edwards
University)
2,130,000 5.000%, 6/1/2046 2,379,788
San Antonio, TX Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 9,466,959
Southwest TX Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 711,251
600,000 5.000%, 10/1/2040 710,424
700,000 5.000%, 10/1/2041 828,016
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Hendrick Medical Center)
2,640,000 5.000%, 9/1/2030 2,868,410
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 820,104
Texas G.O. Refg.
7,500,000 5.000%, 10/1/2044, Ser. A
d
8,262,554
Texas Municipal Gas Acquisition &
Supply Corporation III Rev. Refg.
1,000,000 5.000%, 12/15/2032 1,249,521
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 17,830,789
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 558,919
4,275,000 4.000%, 6/30/2040, Ser. A 4,770,378
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
1,500,000 4.000%, 3/1/2051 1,696,948
Total 147,333,617
Utah (1.8%)
Black Desert Public Infrastructure
District L.T.G.O.
1,500,000 4.000%, 3/1/2051, Ser. A
b
1,463,844
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 4,097,158
3,000,000 5.000%, 10/1/2049, Ser. A 3,574,016
Principal
Amount Long-Term Fixed Income (99.3%) Value
Utah (1.8%) - continued
Lehi City, UT Franchise and Sales
Tax Rev. (Broadband) (AGM
Insured)
$ 1,825,000 4.000%, 2/1/2048
c
$ 2,093,500
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 8,245,476
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,155,626
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,186,134
Utah Charter School Finance Auth.
Rev. (Utah Charter Acadamies)
(UT CSCE Insured)
800,000 5.000%, 10/15/2048
c
905,104
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
2,000,000 5.000%, 5/15/2050, Ser. A 2,424,496
1,000,000 4.000%, 5/15/2043, Ser. A 1,136,690
1,610,000 5.000%, 5/15/2045, Ser. A 1,739,101
Utah Infrastructure Agency
Telecommunications and
Franchise Tax Rev. (Pleasant
Grove City)
250,000 4.000%, 10/15/2048 279,136
Utah Infrastructure Agency
Telecommunications Rev.
400,000 4.000%, 10/15/2029 454,435
Total 28,754,716
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,409,939
1,000,000 5.000%, 12/1/2036, Ser. A 1,135,751
Total 4,545,690
Virginia (2.7%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. (Inova Health System)
2,405,000 5.000%, 5/15/2044, Ser. A 2,616,041
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 5,580,622
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings OpCo, LLC)
1,150,000 5.000%, 1/1/2027, AMT 1,170,733
8,910,000 6.000%, 1/1/2037, AMT 9,096,266
1,800,000 5.500%, 1/1/2042, AMT 1,832,967
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 709,104
6,575,000 5.000%, 12/31/2049, AMT 7,631,554
10,610,000 5.000%, 12/31/2052, AMT 12,269,926
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT
e
540,387

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Virginia (2.7%) - continued
$ 1,000,000 4.000%, 1/1/2040, AMT
e
$ 1,077,930
Total 42,525,530
Washington (2.6%)
Clark County, WA Public Utility
District No. 1 Electric Rev. Refg.
785,000 5.000%, 1/1/2029 889,438
FYI Properties Rev. Refg.
(Washington DIS)
5,000,000 5.000%, 6/1/2038 5,941,377
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
869,268
Pierce County, WA School District
No. 10, Tacoma G.O. Refg.
2,170,000 5.000%, 12/1/2039
d
2,474,341
Port of Seattle, WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,186,074
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
1,000,000 5.000%, 12/1/2033 1,085,452
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,482,366
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
b
731,374
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 2,221,342
2,000,000 5.000%, 9/1/2055, Ser. 2020 2,411,177
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 550,270
450,000 4.000%, 5/1/2045 498,001
Washington State Various Purpose
G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 12,827,605
5,310,000 5.000%, 8/1/2042, Ser. A 6,213,135
Total 41,381,220
West Virginia (0.5%)
West Virginia Parkways Auth.
Turnpike Toll Rev.
1,000,000 5.000%, 6/1/2047 1,236,388
West Virginia State University Rev.
5,000,000 5.000%, 10/1/2049, Ser. A 6,026,759
Total 7,263,147
Wisconsin (2.5%)
Kaukauna, WI Electric System Rev.
(AGM Insured)
3,000,000 5.000%, 12/15/2035, Ser. A
c,d
3,113,616
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,361,968
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
1,000,000 5.000%, 11/15/2041, Ser. A 1,181,362
Principal
Amount Long-Term Fixed Income (99.3%) Value
Wisconsin (2.5%) - continued
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
$ 2,500,000 4.000%, 3/31/2056, AMT $ 2,637,316
4,000,000 4.000%, 9/30/2051, AMT 4,236,677
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
1,750,000 5.125%, 10/1/2048 1,784,681
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,312,765
2,500,000 5.000%, 12/15/2044 2,742,667
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 1,094,551
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Ascension
Health Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 10,539,433
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 940,230
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
5,000,000 5.000%, 10/1/2041 5,732,240
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,270,877
Total 39,948,383
Wyoming (<0.1%)
Laramie County, WY Hospital
Rev. Refg. (Cheyenne Regional
Medical Center)
425,000 4.000%, 5/1/2038 489,999
Total 489,999
Total Long-Term Fixed Income
(cost $1,490,038,154) 1,569,717,804
Total Investments
(cost $1,490,038,154) 99.3% $1,569,717,804
Other Assets and Liabilities,
Net 0.7% 11,654,034
Total Net Assets 100.0% $1,581,371,838

Municipal Bond Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Denotes variable rate securities. The rate shown is as
of January 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $19,716,699 or
1.2% of total net assets.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
d Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2022.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Municipal Bond Fund as of January 31, 2022 was $869,268
or 0.05% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2022.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 736,482
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 259,173,439 – 259,173,439 –
Electric Revenue 41,819,633 – 41,819,633 –
Escrowed/Pre-refunded 146,788,770 – 146,788,770 –
General Obligation 143,168,938 – 143,168,938 –
Health Care 257,385,959 – 257,385,959 –
Housing Finance 17,786,349 – 17,786,349 –
Industrial Development Revenue 16,051,912 – 16,051,912 –
Other Revenue 88,692,984 – 88,692,984 –
Tax Revenue 114,878,675 – 114,878,675 –
Transportation 365,199,084 – 365,199,084 –
Water & Sewer 118,772,061 – 118,772,061 –
Total Investments at Value $1,569,717,804 $– $1,569,717,804 $–

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 11.5% )
a
Value
Basic Materials (0.6%)
Flexsys Holdings, Inc., Term Loan
$ 1,835,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
$ 1,835,000
Innophos Holdings, Inc., Term
Loan
1,021,800
3.855%,  (LIBOR 1M +
3.750%), 2/7/2027
b
1,017,539
Pixelle Specialty Solutions, LLC,
Term Loan
1,814,863
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,804,500
Total 4,657,039
Capital Goods (2.1%)
BW Holding, Inc., Delayed Draw
205,000
0.000%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
204,830
BW Holding, Inc., Term Loan
773,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b
772,358
Flex Acquisition Company, Inc.,
Term Loan
1,885,797
3.214%,  (LIBOR 3M +
3.000%), 6/29/2025
b
1,874,652
330,831
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
330,130
Grinding Media, Inc., Term Loan
1,855,350
4.750%,  (LIBOR 3M +
4.000%), 10/12/2028
b
1,854,200
Groupe Solmax, Inc., Term Loan
1,127,193
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
1,129,312
HRNI Holdings, LLC, Term Loan
735,000
5.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b
736,838
Hyperion Materials &
Technologies, Inc., Term Loan
586,000
5.000%,  (LIBOR 1M +
4.500%), 8/30/2028
b
587,904
LABL, Inc., Term Loan
367,500
5.500%,  (LIBOR 3M +
5.000%), 10/29/2028
b,d,e
369,451
LRS Holdings, LLC, Term Loan
736,000
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
736,000
LTR Intermediate Holdings, Inc.,
Term Loan
530,000
5.500%,  (LIBOR 2M +
4.500%), 5/7/2028
b,c,d,e
530,000
Mauser Packaging Solutions
Holding Company, Term Loan
1,345,344
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,331,676
Natgasoline, LLC, Term Loan
1,125,200
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
1,116,761
Pactiv Evergreen Group Holdings,
Inc., Term Loan
668,250
3.355%,  (LIBOR 1M +
3.250%), 2/5/2026
b
663,131
RLG Holdings, LLC, Term Loan
501,266
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
501,266
Principal
Amount Bank Loans (11.5%)
a
Value
Capital Goods (2.1%) - continued
TricorBraun Holdings, Inc., Term
Loan
$ 2,020,458
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
$ 2,006,254
Venga Finance SARL, Term Loan
736,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
715,988
Waterlogic USA Holdings, Inc.,
Term Loan
498,750
4.974%,  (LIBOR 3M +
4.750%), 8/12/2028
b
498,750
Total 15,959,501
Communications Services (2.0%)
Allen Media, LLC, Term Loan
783,019
5.724%,  (LIBOR 3M +
5.500%), 2/10/2027
b
780,083
Altice France SA, Term Loan
776,288
3.500%,  (LIBOR 3M +
2.750%), 7/31/2025
b
765,808
CCI Buyer, Inc., Term Loan
401,963
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
402,465
CommScope, Inc., Term Loan
2,414,425
3.355%,  (LIBOR 1M +
3.250%), 4/4/2026
b
2,370,169
DIRECTV Financing, LLC, Term
Loan
2,023,425
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
2,024,700
Metronet Systems Holdings, LLC,
Term Loan
1,033,701
4.500%,  (LIBOR 1M +
4.000%), 6/2/2028
b
1,029,566
NEP Group, Inc., Term Loan
2,039,087
3.355%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,993,779
ORBCOMM, Inc., Term Loan
458,850
5.000%,  (LIBOR 1M +
4.250%), 9/1/2028
b
459,231
Sharp Midco, LLC, Term Loan
255,000
4.500%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
254,681
Terrier Media Buyer, Inc., Term
Loan
2,113,650
3.605%,  (LIBOR 1M +
3.500%), 12/17/2026
b
2,097,206
Voyage Australia, Pty. Ltd., Term
Loan
927,675
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
925,940
Xplornet Communications, Inc.,
Term Loan
977,550
4.500%,  (LIBOR 1M +
4.000%), 10/1/2028
b
975,262
860,000
7.500%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
862,150
Total 14,941,040
Consumer Cyclical (1.0%)
AI Aqua Merger Sub, Inc., Delayed
Draw
60,625
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
60,694

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.5%)
a
Value
Consumer Cyclical (1.0%) - continued
AI Aqua Merger Sub, Inc., Term
Loan
$ 485,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
$ 485,548
Cengage Learning, Inc., Term
Loan
563,587
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
564,867
CP Atlas Buyer, Inc., Term Loan
1,330,038
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
1,324,053
Great Canadian Gaming
Corporation, Term Loan
305,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
305,152
Michaels Companies, Inc., Term
Loan
1,845,725
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
1,818,039
Secure Acquisition, Inc., Delayed
Draw
99,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
98,876
Secure Acquisition, Inc., Term
Loan
665,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
664,169
Staples, Inc., Term Loan
507,640
4.632%,  (LIBOR 3M +
4.500%), 9/12/2024
b
497,487
1,054,091
5.132%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,004,685
Truck Hero, Inc., Term Loan
367,225
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
366,057
Total 7,189,627
Consumer Non-Cyclical (2.5%)
Adient US, LLC, Term Loan
492,525
3.605%,  (LIBOR 1M +
3.500%), 4/8/2028
b
492,220
Alltech, Inc., Term Loan
806,000
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
806,000
Bausch Health Companies, Inc.,
Term Loan
731,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
724,830
Blue Ribbon, LLC, Term Loan
1,216,750
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
1,207,624
Chobani, LLC, Term Loan
809,750
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
810,762
City Brewing Company, LLC, Term
Loan
1,223,150
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
1,161,993
CNT Holdings I Corporation, Term
Loan
1,052,050
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
1,051,398
295,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
296,106
Principal
Amount Bank Loans (11.5%)
a
Value
Consumer Non-Cyclical (2.5%) - continued
Endo Luxembourg Finance
Company I SARL, Term Loan
$ 843,625
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
$ 820,189
Gainwell Acquisition Corporation,
Term Loan
1,816,240
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,816,804
Global Medical Response, Inc.,
Term Loan
475,212
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
474,024
4,363,980
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
4,361,274
Herens US Holdco Corporation,
Term Loan
830,825
4.750%,  (LIBOR 2M +
4.000%), 7/2/2028
b
829,919
Mamba Purchaser, Inc., Term Loan
170,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
170,425
Packaging Coordinators Midco,
Inc., Term Loan
733,153
4.500%,  (LIBOR 3M +
3.750%), 11/30/2027
b
732,391
PetSmart, LLC, Term Loan
2,562,125
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
2,556,514
Total 18,312,473
Energy (0.2%)
GIP II Blue Holding LP, Term Loan
1,376,550
5.500%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,375,173
Total 1,375,173
Financials (0.9%)
Asurion, LLC, Term Loan
2,182,950
3.355%,  (LIBOR 1M +
3.250%), 12/23/2026
b
2,166,578
798,962
3.355%,  (LIBOR 1M +
3.250%), 7/31/2027
b
793,370
1,445,000
5.355%,  (LIBOR 1M +
5.250%), 2/3/2028
b
1,446,199
710,000
5.355%,  (LIBOR 1M +
5.250%), 1/15/2029
b
710,447
Digicel International Finance, Ltd.,
Term Loan
1,364,316
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
1,329,526
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
318,000
0.000%,  (SOFRRATE +
7.000%), 1/24/2030
b,c,d,e
314,025
Tiger Acquisition, LLC, Term Loan
293,525
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
290,276
Total 7,050,421
Technology (0.9%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,600,467
3.799%,  (LIBOR 1M +
3.500%), 8/21/2026
b
1,576,860

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.5%)
a
Value
Technology (0.9%) - continued
Crown Subsea Communications
Holding, Inc., Term Loan
$ 1,434,452
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
$ 1,442,227
Gogo Intermediate Holdings, LLC,
Term Loan
1,552,200
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,550,586
Lummus Technology Holdings V,
LLC, Term Loan
1,053,409
3.605%,  (LIBOR 1M +
3.500%), 6/30/2027
b
1,048,806
Redstone Holdco 2 LP, Term Loan
934,851
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
865,671
534,379
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
473,994
Total 6,958,144
Transportation (0.7%)
AAdvantage Loyalty IP, Ltd., Term
Loan
3,015,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
3,125,138
Hertz Corporation, Term Loan
243,775
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
243,624
46,173
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
46,144
Mileage Plus Holdings, LLC, Term
Loan
1,125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
1,186,313
United Airlines, Inc., Term Loan
967,687
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
967,281
Total 5,568,500
Utilities (0.6%)
CQP Holdco LP, Term Loan
2,189,000
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
2,185,038
EnergySolutions, LLC, Term Loan
820,652
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
817,320
Osmose Utilities Services, Inc.,
Term Loan
189,525
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
188,340
PG&E Corporation, Term Loan
906,404
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
888,276
Total 4,078,974
Total Bank Loans
(cost $86,072,574) 86,090,892
Principal
Amount Long-Term Fixed Income ( 69.5% ) Value
Asset-Backed Securities (7.9%)
510 Asset Backed Trust
500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
490,646
Principal
Amount Long-Term Fixed Income (69.5%) Value
Asset-Backed Securities (7.9%) - continued
$ 1,133,639
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
$ 1,112,633
1,000,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
976,756
522 Funding CLO, Ltd.
1,300,000
2.654%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
1,300,107
Anchorage Capital CLO 16, Ltd.
1,550,000
2.522%,  (LIBOR 3M +
2.400%), 1/19/2035, Ser.
2020-16A, Class CR
b,f
1,550,885
Anchorage Capital CLO 21, Ltd.
1,500,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
1,501,089
Ares XL CLO, Ltd.
1,150,000
3.041%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
1,147,212
Babson CLO, Ltd.
1,825,000
3.154%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
1,804,867
Bardot CLO, Ltd.
1,625,000
2.159%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,f
1,625,114
Barings CLO, Ltd.
1,250,000
3.241%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
1,253,359
Benefit Street Partners CLO II, Ltd.
950,000
2.141%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
941,339
Benefit Street Partners CLO, Ltd.
1,400,000
2.391%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
1,400,491
College Ave Student Loans, LLC
339,187
6.250%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,f
343,039
Colony American Finance, Ltd.
1,050,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
1,023,153
Conn's Receivables Funding
36,755
1.710%,  6/16/2025, Ser.
2020-A, Class A
f
36,781
Dewolf Park CLO, Ltd.
1,250,000
3.091%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
1,246,037
Dryden 36 Senior Loan Fund
950,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
950,483
Education Funding Trust
984,296
2.790%,  7/25/2041, Ser.
2020-A, Class A
f
986,498
Foundation Finance Trust
85,245
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
85,844

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Asset-Backed Securities (7.9%) - continued
Galaxy XIX CLO, Ltd.
$ 1,675,000
2.109%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
$ 1,671,853
Goldentree Loan Management US
CLO 8, Ltd.
1,600,000
2.254%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,f
1,600,536
Harley Marine Financing, LLC
1,194,038
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,175,639
LHOME Mortgage Trust
1,500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
f,g
1,474,724
Longfellow Place CLO, Ltd.
1,350,000
2.541%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,350,109
Madison Park Funding XIV, Ltd.
1,250,000
1.659%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,f
1,250,222
Madison Park Funding XVIII, Ltd.
1,550,000
2.155%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
1,550,107
Madison Park Funding XXI, Ltd.
1,500,000
2.441%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
1,500,525
Mountain View CLO, Ltd.
1,575,000
2.591%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
1,570,478
Myers Park CLO, Ltd.
1,275,000
1.654%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,f
1,275,723
Neuberger Berman CLO, Ltd.
1,500,000
3.241%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,490,481
OCP CLO, Ltd.
1,625,000
2.241%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
1,623,489
OHA Credit Funding 1, Ltd.
1,085,000
1.704%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,f
1,085,520
OZLM IX, Ltd.
2,000,000
1.804%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
2,004,614
Palmer Square Loan Funding, Ltd.
850,000
2.504%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,f
851,093
Preston Ridge Partners Mortgage
Trust, LLC
1,150,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
1,126,802
Principal
Amount Long-Term Fixed Income (69.5%) Value
Asset-Backed Securities (7.9%) - continued
ROC Securities Trust Series
$ 525,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
$ 515,559
Saxon Asset Securities Trust
335,414
3.441%,  8/25/2035, Ser.
2004-2, Class MF2
b
325,557
Sculptor CLO, Ltd.
1,500,000
2.500%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
1,499,974
Shackleton CLO, Ltd.
930,000
2.324%,  (LIBOR 3M +
2.200%), 10/20/2034, Ser.
2021-16A, Class C
b,f
929,612
Sound Point CLO XV, Ltd.
500,000
2.309%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,f
499,490
Sound Point CLO XXI, Ltd.
2,200,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
2,200,565
Sound Point CLO, Ltd.
1,550,000
2.504%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,f
1,550,549
Stratus CLO, Ltd.
1,700,000
2.591%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
1,699,300
TCI-Flatiron CLO, Ltd.
1,400,000
2.191%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,e,f
1,400,000
2,170,000
2.322%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,f
2,170,000
THL Credit Wind River CLO, Ltd.
1,150,000
3.089%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,f
1,147,402
VCAT Asset Securitization, LLC
300,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
295,795
Whitebox CLO III, Ltd.
1,500,000
2.321%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
1,494,237
Wind River CLO, Ltd.
750,000
2.254%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
750,161
Total 58,856,449
Basic Materials (1.8%)
Alcoa Nederland Holding BV
680,000 5.500%,  12/15/2027
f
715,700
Anglo American Capital plc
147,000 2.250%,  3/17/2028
f
142,067
Chemours Company
585,000 5.750%,  11/15/2028
f
593,997
Cleveland-Cliffs, Inc.
425,000 5.875%,  6/1/2027 439,845
380,000 4.625%,  3/1/2029
f
370,777

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Basic Materials (1.8%) - continued
$ 210,000 4.875%,  3/1/2031
f
$ 205,800
Consolidated Energy Finance SA
807,000 5.625%,  10/15/2028
f
758,798
Ecolab, Inc.
194,000 2.125%,  2/1/2032 186,345
First Quantum Minerals, Ltd.
850,000 6.875%,  10/15/2027
f
903,125
Freeport-McMoRan, Inc.
307,000 4.250%,  3/1/2030 312,747
425,000 4.625%,  8/1/2030 442,149
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
f
232,540
Hecla Mining Company
190,000 7.250%,  2/15/2028 203,300
Hudbay Minerals, Inc.
465,000 4.500%,  4/1/2026
f
457,755
Ingevity Corporation
785,000 3.875%,  11/1/2028
f
743,159
LYB International Finance III, LLC
203,000 1.250%,  10/1/2025 196,975
Mercer International, Inc.
455,000 5.125%,  2/1/2029 448,744
Mosaic Company
64,000 3.250%,  11/15/2022 64,978
221,000 4.050%,  11/15/2027 235,569
Novelis Corporation
315,000 3.250%,  11/15/2026
f
305,141
140,000 4.750%,  1/30/2030
f
139,300
175,000 3.875%,  8/15/2031
f
164,810
Nutrien, Ltd.
292,000 4.000%,  12/15/2026 312,950
OCI NV
309,000 4.625%,  10/15/2025
f
317,791
Olin Corporation
675,000 5.125%,  9/15/2027 688,655
20,000 5.625%,  8/1/2029 21,004
SCIL USA Holdings, LLC
590,000 5.375%,  11/1/2026
f
591,475
SPCM SA
462,000 3.375%,  3/15/2030
f
433,656
SunCoke Energy, Inc.
552,000 4.875%,  6/30/2029
f
537,797
Syngenta Finance NV
293,000 5.182%,  4/24/2028
f
322,573
Taseko Mines, Ltd.
358,000 7.000%,  2/15/2026
f
362,976
Unifrax Escrow Issuer Corporation
422,000 5.250%,  9/30/2028
f
414,615
United States Steel Corporation
793,000 6.875%,  3/1/2029 800,930
Venator Finance SARL
455,000 5.750%,  7/15/2025
f,h
427,609
Westlake Chemical Corporation
148,000 3.600%,  8/15/2026 155,631
Total 13,651,283
Capital Goods (3.0%)
Amsted Industries, Inc.
450,000 5.625%,  7/1/2027
f
461,677
50,000 4.625%,  5/15/2030
f
49,750
Ardagh Packaging Finance plc
905,000 5.250%,  8/15/2027
f
886,900
Principal
Amount Long-Term Fixed Income (69.5%) Value
Capital Goods (3.0%) - continued
Boeing Company
$ 316,000 4.875%,  5/1/2025 $ 340,084
206,000 2.196%,  2/4/2026 202,484
220,000 3.250%,  3/1/2028 222,995
294,000 5.150%,  5/1/2030 330,886
Bombardier, Inc.
210,000 7.125%,  6/15/2026
f
213,412
490,000 7.875%,  4/15/2027
f,h
496,605
380,000 6.000%,  2/15/2028
f
367,886
Brand Industrial Services, Inc.
280,000 8.500%,  7/15/2025
f
263,200
Builders FirstSource, Inc.
285,000 5.000%,  3/1/2030
f
292,592
Carrier Global Corporation
221,000 2.722%,  2/15/2030 218,301
Caterpillar Financial Services
Corporation
93,000 1.450%,  5/15/2025 92,066
CNH Industrial Capital, LLC
82,000 1.950%,  7/2/2023 82,362
Coinbase Global, Inc.
248,000 3.375%,  10/1/2028
f
222,404
Cornerstone Building Brands, Inc.
630,000 6.125%,  1/15/2029
f
650,632
Covanta Holding Corporation
322,000 5.000%,  9/1/2030 318,780
Covert Mergeco, Inc.
203,000 4.875%,  12/1/2029
f
201,660
CP Atlas Buyer, Inc.
425,000 7.000%,  12/1/2028
f
404,311
General Electric Company
430,000
3.533%,  (LIBOR 3M +
3.330%), 3/15/2022
b,i
420,325
GFL Environmental, Inc.
352,000 4.000%,  8/1/2028
f
327,948
690,000 3.500%,  9/1/2028
f
649,462
H&E Equipment Services, Inc.
814,000 3.875%,  12/15/2028
f
772,852
Howard Midstream Energy
Partners, LLC
535,000 6.750%,  1/15/2027
f
548,878
Howmet Aerospace, Inc.
19,000 6.875%,  5/1/2025 21,019
436,000 3.000%,  1/15/2029 412,944
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 240,408
JELD-WEN, Inc.
320,000 4.625%,  12/15/2025
f
317,942
240,000 4.875%,  12/15/2027
f
239,400
John Deere Capital Corporation
221,000 1.500%,  3/6/2028 213,039
KBR, Inc., Convertible
238,000 2.500%,  11/1/2023 415,191
Mauser Packaging Solutions
Holding Company
320,000 5.500%,  4/15/2024
f
319,600
600,000 7.250%,  4/15/2025
f
596,238
Meritage Homes Corporation
220,000 3.875%,  4/15/2029
f
221,375
Meritor, Inc.
315,000 4.500%,  12/15/2028
f
306,652
MIWD Holdco II, LLC
200,000 5.500%,  2/1/2030
f
198,186

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Capital Goods (3.0%) - continued
Nesco Holdings II, Inc.
$ 265,000 5.500%,  4/15/2029
f
$ 262,350
New Enterprise Stone and Lime
Company, Inc.
620,000 5.250%,  7/15/2028
f
620,000
OI European Group BV
554,000 4.750%,  2/15/2030
f
538,103
Otis Worldwide Corporation
166,000 2.056%,  4/5/2025 166,694
Owens-Brockway Glass Container,
Inc.
425,000 5.875%,  8/15/2023
f
438,337
Pactiv Evergreen Group
360,000 4.375%,  10/15/2028
f
344,700
Parker-Hannifin Corporation
138,000 2.700%,  6/14/2024 141,038
Patrick Industries, Inc., Convertible
178,000 1.000%,  2/1/2023 179,424
PGT Innovations, Inc.
481,000 4.375%,  10/1/2029
f
463,881
Raytheon Technologies
Corporation
174,000 3.950%,  8/16/2025 185,380
147,000 4.125%,  11/16/2028 160,423
Republic Services, Inc.
147,000 3.950%,  5/15/2028 159,102
Siemens
Financieringsmaatschappij NV
221,000 1.700%,  3/11/2028
f
212,367
SRM Escrow Issuer, LLC
890,000 6.000%,  11/1/2028
f
913,852
Standard Industries, Inc.
830,000 4.375%,  7/15/2030
f
792,650
Sunpower Corporation,
Convertible
63,000 4.000%,  1/15/2023 67,531
Textron, Inc.
221,000 3.650%,  3/15/2027 231,912
Titan Acquisition, Ltd.
190,000 7.750%,  4/15/2026
f
193,563
TransDigm, Inc.
515,000 6.250%,  3/15/2026
f
531,738
1,390,000 5.500%,  11/15/2027 1,396,950
United Rentals North America, Inc.
610,000 4.875%,  1/15/2028 628,242
310,000 4.000%,  7/15/2030 305,350
Vertiv Group Corporation
186,000 4.125%,  11/15/2028
f
181,259
Victors Merger Corporation
287,000 6.375%,  5/15/2029
f
263,228
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
f
179,450
WESCO Distribution, Inc.
655,000 7.250%,  6/15/2028
f
702,488
Total 22,800,458
Collateralized Mortgage Obligations (6.0%)
Banc of America Alternative Loan
Trust
485,089
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 481,311
Principal
Amount Long-Term Fixed Income (69.5%) Value
Collateralized Mortgage Obligations (6.0%) -
continued
Banc of America Mortgage
Securities Trust
$ 370,607
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
$ 372,609
174,666
2.709%,  9/25/2035, Ser.
2005-H, Class 2A1
b
171,600
Bellemeade Re, Ltd.
61,205
1.708%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,f
61,205
Business Jet Securities, LLC
405,981
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
408,299
CHL Mortgage Pass-Through Trust
327,478
2.436%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
349,089
227,089
6.000%,  4/25/2037, Ser.
2007-3, Class A18 151,427
151,393
6.000%,  4/25/2037, Ser.
2007-3, Class A33 100,951
835,676
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 603,815
CIM Trust
390,589
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
402,788
Citigroup Mortgage Loan Trust,
Inc.
1,211,757
2.894%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,210,134
Countrywide Alternative Loan Trust
343,639
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 333,055
487,100
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 432,633
430,979
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 388,236
130,431
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 123,122
193,853
7.000%,  10/25/2037, Ser.
2007-24, Class A10 101,039
Countrywide Home Loan
Mortgage Pass Through Trust
236,451
2.484%,  11/25/2035, Ser.
2005-22, Class 2A1
b
225,863
Credit Suisse Mortgage Trust
350,000
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
348,777
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
636,905
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 639,691
Eagle Re, Ltd.
300,782
1.908%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
300,782
Federal Home Loan Mortgage
Corporation
1,532,453
3.500%,  8/15/2035, Ser.
345, Class C8
j
159,819
Federal Home Loan Mortgage
Corporation - REMIC
13,945,454
1.500%,  12/25/2050, Ser.
5107, Class IO
j
1,273,027

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Collateralized Mortgage Obligations (6.0%) -
continued
$ 1,125,848
3.000%,  5/15/2027, Ser.
4046, Class GI
j
$ 52,387
953,877
3.000%,  7/15/2027, Ser.
4084, Class NI
j
50,314
1,477,768
3.500%,  10/15/2032, Ser.
4119, Class KI
j
166,183
2,125,873
3.000%,  4/15/2033, Ser.
4203, Class DI
j
145,874
Federal National Mortgage
Association - REMIC
843,651
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
40,483
1,310,372
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
55,957
2,077,577
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
84,294
3,120,591
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
178,547
1,764,136
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
81,362
870,967
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
40,624
2,259,257
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
105,104
701,315
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
37,459
3,491,683
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
159,187
1,379,229
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
69,398
1,776,492
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
85,252
1,199,712
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
118,490
15,781,261
1.500%,  2/25/2036, Ser.
2021-1, Class IY
j
992,548
8,417,000
1.500%,  2/25/2036, Ser.
2021-3, Class UI
j
426,882
First Horizon Alternative Mortgage
Securities Trust
180,067
2.384%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
176,666
Flagstar Mortgage Trust
990,431
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
990,122
FWD Securitization Trust
677,797
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,f
679,803
Genworth Mortgage Insurance
Corporation
650,000
2.158%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,f
650,000
1,250,000
1.950%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
1,249,258
GMAC Mortgage Corporation
Loan Trust
138,578
3.135%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
135,550
78,047
0.608%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
52,015
Principal
Amount Long-Term Fixed Income (69.5%) Value
Collateralized Mortgage Obligations (6.0%) -
continued
$ 31,363
3.098%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
$ 29,451
Home Equity Asset Trust
770,663
1.428%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
775,509
IndyMac IMJA Mortgage Loan
Trust
299,265
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 179,938
IndyMac INDA Mortgage Loan
Trust
2,029,690
2.891%,  8/25/2036, Ser.
2006-AR1, Class A1
b
1,906,411
J.P. Morgan Alternative Loan Trust
439,511
3.186%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
446,377
J.P. Morgan Mortgage Trust
545,569
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
540,455
263,042
2.598%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
263,748
Legacy Mortgage Asset Trust
1,112,929
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
1,114,128
Long Beach Mortgage Loan Trust
930,617
1.608%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
960,072
Master Asset Securitization Trust
605,748
0.608%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
109,201
Merrill Lynch Alternative Note
Asset Trust
280,138
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 165,187
New York Mortgage Trust
410,962
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,f
408,097
Oaktown Re III, Ltd.
103,337
1.508%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,f
103,337
Oaktown Re VII, Ltd.
600,000
1.650%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,f
597,737
Palmer Square Loan Funding, Ltd.
800,000
1.560%,  (LIBOR 3M +
1.400%), 5/20/2029, Ser.
2021-2A, Class B
b,f
798,190
1,100,000
2.004%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,f
1,101,324
Pretium Mortgage Credit Partners,
LLC
750,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
748,052
850,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
833,543
925,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
904,878

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Collateralized Mortgage Obligations (6.0%) -
continued
Residential Accredit Loans, Inc.
Trust
$ 417,569
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 405,141
229,014
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 224,788
198,952
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 191,235
239,123
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 236,196
Residential Asset Securitization
Trust
1,096,315
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,135,854
Residential Funding Mortgage
Security I Trust
260,794
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 246,153
Sequoia Mortgage Trust
250,178
2.834%,  9/20/2046, Ser.
2007-1, Class 4A1
b
192,769
Starwood Mortgage Residential
Trust
1,375,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
1,384,769
Structured Adjustable Rate
Mortgage Loan Trust
133,239
2.810%,  7/25/2035, Ser.
2005-15, Class 4A1
b
123,845
Toorak Mortgage Corporation, Ltd.
1,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
1,499,608
Vericrest Opportunity Loan
Transferee
1,150,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
1,132,928
1,450,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,425,223
1,500,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
1,474,616
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
220,518
1,100,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,080,742
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
247,290
Verus Securitization Trust
1,787,217
2.137%,  10/25/2066, Ser.
2021-7, Class A2
b,f
1,759,165
1,076,531
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
1,059,594
Wachovia Asset Securitization, Inc.
391,131
0.248%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,f,k
383,068
Washington Mutual Mortgage
Pass-Through Certificates
376,557
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 370,889
ZH Trust
1,350,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
f
1,282,952
Principal
Amount Long-Term Fixed Income (69.5%) Value
Collateralized Mortgage Obligations (6.0%) -
continued
$ 1,500,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
f
$ 1,422,385
Total 44,948,394
Commercial Mortgage-Backed Securities (0.7%)
BANK 2021-BNK36
600,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 596,727
BANK 2021-BNK37
1,300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
1,302,374
BANK 2022-BNK39
13,500,000
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,e,j
505,912
1,125,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4
e
1,158,019
BBCMS Mortgage Trust
550,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 557,144
BFLD Trust
1,100,000
1.806%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
1,099,999
Total 5,220,175
Communications Services (4.4%)
Altice France SA
205,000 8.125%,  2/1/2027
f
216,810
255,000 5.500%,  1/15/2028
f
243,244
380,000 5.125%,  7/15/2029
f
352,845
1,217,000 5.500%,  10/15/2029
f
1,153,339
American Tower Corporation
184,000 3.375%,  5/15/2024 189,945
296,000 4.400%,  2/15/2026 316,775
144,000 1.450%,  9/15/2026 138,406
221,000 3.800%,  8/15/2029 233,138
AT&T, Inc.
301,000 4.450%,  4/1/2024 316,590
296,000 1.700%,  3/25/2026 289,271
433,000 4.300%,  2/15/2030 476,277
Cable One, Inc., Convertible
248,000 1.125%,  3/15/2028
f
229,772
CCO Holdings, LLC
250,000 5.500%,  5/1/2026
f
255,937
515,000 5.125%,  5/1/2027
f
527,901
1,090,000 4.750%,  3/1/2030
f
1,081,602
383,000 4.750%,  2/1/2032
f
376,757
417,000 4.250%,  1/15/2034
f
385,829
Cengage Learning, Inc.
367,000 9.500%,  6/15/2024
f
368,512
Charter Communications
Operating, LLC
197,000 4.500%,  2/1/2024 206,752
223,000 4.908%,  7/23/2025 240,632
221,000 5.050%,  3/30/2029 243,706
Clear Channel Worldwide
Holdings, Inc.
575,000 7.750%,  4/15/2028
f
596,562
Comcast Corporation
118,000 3.950%,  10/15/2025 126,233
178,000 2.350%,  1/15/2027 179,848
321,000 3.400%,  4/1/2030 339,443

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Communications Services (4.4%) - continued
Consolidated Communications,
Inc.
$ 275,000 5.000%,  10/1/2028
f
$ 266,461
CSC Holdings, LLC
310,000 5.375%,  2/1/2028
f
310,911
980,000 4.125%,  12/1/2030
f
896,886
Cumulus Media New Holdings,
Inc.
440,000 6.750%,  7/1/2026
f,h
452,742
Deutsche Telekom International
Finance BV
127,000 2.485%,  9/19/2023
f
128,638
DIRECTV Holdings, LLC
646,000 5.875%,  8/15/2027
f
648,390
Discovery Communications, LLC
122,000 2.950%,  3/20/2023 123,948
DISH DBS Corporation
436,000 5.250%,  12/1/2026
f
422,920
170,000 7.375%,  7/1/2028
h
164,280
326,000 5.750%,  12/1/2028
f
311,956
Entercom Media Corporation
708,000 6.500%,  5/1/2027
f
672,600
Fox Corporation
242,000 4.030%,  1/25/2024 252,947
148,000 4.709%,  1/25/2029 163,269
Frontier Communications
Holdings, LLC
553,000 5.875%,  10/15/2027
f
569,424
GCI, LLC
625,000 4.750%,  10/15/2028
f
617,781
Gray Escrow II, Inc.
1,000,000 5.375%,  11/15/2031
f
985,995
Gray Television, Inc.
425,000 4.750%,  10/15/2030
f
407,437
Hughes Satellite Systems
Corporation
220,000 6.625%,  8/1/2026 237,048
iHeartCommunications, Inc.
470,000 4.750%,  1/15/2028
f
466,470
LCPR Senior Secured Financing
DAC
373,000 6.750%,  10/15/2027
f
386,980
Level 3 Financing, Inc.
455,000 4.625%,  9/15/2027
f
452,771
920,000 4.250%,  7/1/2028
f
877,726
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
f
259,004
Netflix, Inc.
164,000 5.875%,  2/15/2025 180,400
289,000 5.875%,  11/15/2028 334,879
Nexstar Escrow Corporation
770,000 5.625%,  7/15/2027
f
789,250
NTT Finance Corporation
177,000 1.162%,  4/3/2026
f
170,317
Omnicom Group, Inc.
220,000 4.200%,  6/1/2030 240,703
Radiate Holdco, LLC
250,000 6.500%,  9/15/2028
f
241,250
Scripps Escrow II, Inc.
205,000 5.375%,  1/15/2031
f
202,772
Scripps Escrow, Inc.
335,000 5.875%,  7/15/2027
f
341,700
Principal
Amount Long-Term Fixed Income (69.5%) Value
Communications Services (4.4%) - continued
Sinclair Television Group, Inc.
$ 695,000 5.500%,  3/1/2030
f
$ 642,910
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
f
546,289
485,000 4.000%,  7/15/2028
f
469,238
100,000 4.125%,  7/1/2030
f
95,273
Sprint Capital Corporation
903,000 6.875%,  11/15/2028 1,074,119
710,000 8.750%,  3/15/2032 991,835
Sprint Corporation
1,545,000 7.625%,  2/15/2025 1,718,813
Telesat Canada
235,000 4.875%,  6/1/2027
f
189,368
90,000 6.500%,  10/15/2027
f
55,370
Terrier Media Buyer, Inc.
470,000 8.875%,  12/15/2027
f
496,085
T-Mobile USA, Inc.
176,000 3.500%,  4/15/2025 182,638
247,000 3.875%,  4/15/2030 258,885
85,000 2.875%,  2/15/2031 79,900
United States Cellular Corporation
415,000 6.700%,  12/15/2033 460,189
Uniti Fiber Holdings, Inc.,
Convertible
74,000 4.000%,  6/15/2024
f
91,123
Uniti Group, LP
130,000 4.750%,  4/15/2028
f
126,031
VeriSign, Inc.
290,000 4.750%,  7/15/2027 299,727
Verizon Communications, Inc.
296,000 2.100%,  3/22/2028 288,487
221,000 3.150%,  3/22/2030 227,353
148,000 2.550%,  3/21/2031 144,521
328,000 2.355%,  3/15/2032
f
311,476
ViacomCBS, Inc.
107,000 5.875%,  2/28/2057
b
106,251
Viasat, Inc.
125,000 6.500%,  7/15/2028
f
123,750
Vodafone Group plc
164,000 7.000%,  4/4/2079
b
188,495
VTR Finance NV
310,000 6.375%,  7/15/2028
f
316,200
VZ Secured Financing BV
678,000 5.000%,  1/15/2032
f
653,850
Walt Disney Company
123,000 3.800%,  3/22/2030 133,608
Zayo Group Holdings, Inc.
285,000 4.000%,  3/1/2027
f
269,100
Ziggo BV
395,000 4.875%,  1/15/2030
f
382,163
Total 32,587,028
Consumer Cyclical (6.3%)
1011778 B.C., ULC
700,000 4.375%,  1/15/2028
f
686,840
Allen Media, LLC
436,000 10.500%,  2/15/2028
f
435,708
Allied Universal Holdco, LLC
215,000 6.625%,  7/15/2026
f
220,776
765,000 4.625%,  6/1/2028
f
734,545
380,000 6.000%,  6/1/2029
f
360,204
Allison Transmission, Inc.
95,000 4.750%,  10/1/2027
f
96,425

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Consumer Cyclical (6.3%) - continued
$ 660,000 3.750%,  1/30/2031
f
$ 613,232
Amazon.com, Inc.
292,000 1.650%,  5/12/2028 282,646
147,000 1.500%,  6/3/2030 138,001
American Axle & Manufacturing,
Inc.
740,000 6.500%,  4/1/2027
h
762,200
Arko Corporation
310,000 5.125%,  11/15/2029
f
294,918
Ashton Woods USA, LLC
280,000 4.625%,  8/1/2029
f
275,800
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 136,916
Bloomin' Brands, Inc., Convertible
60,000 5.000%,  5/1/2025 113,663
Boyd Gaming Corporation
430,000 4.750%,  6/15/2031
f
422,062
Boyne USA, Inc.
330,000 4.750%,  5/15/2029
f
331,419
Brookfield Residential Properties,
Inc.
690,000 6.250%,  9/15/2027
f
711,562
525,000 5.000%,  6/15/2029
f
518,280
Burlington Stores, Inc., Convertible
228,000 2.250%,  4/15/2025 297,162
Caesars Entertainment, Inc.
686,000 6.250%,  7/1/2025
f
709,852
240,000 8.125%,  7/1/2027
f
258,300
481,000 4.625%,  10/15/2029
f
460,511
Carnival Corporation
664,000 7.625%,  3/1/2026
f
677,280
700,000 5.750%,  3/1/2027
f
671,440
460,000 4.000%,  8/1/2028
f
437,589
310,000 6.000%,  5/1/2029
f
298,220
Cedar Fair, LP
830,000 5.250%,  7/15/2029 830,930
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
f
266,560
Cinemark USA, Inc.
210,000 5.875%,  3/15/2026
f
206,325
Clarios Global, LP
185,000 8.500%,  5/15/2027
f
193,432
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 69,932
Daimler Finance North America,
LLC
221,000 1.450%,  3/2/2026
f
215,215
Dana, Inc.
540,000 5.625%,  6/15/2028 561,600
Darden Restaurants, Inc.
296,000 3.850%,  5/1/2027 313,955
Dick's Sporting Goods, Inc.,
Convertible
54,000 3.250%,  4/15/2025 192,371
Empire Communities Corporation
495,000 7.000%,  12/15/2025
f
503,573
Expedia Group, Inc.
226,000 4.625%,  8/1/2027 246,079
220,000 3.250%,  2/15/2030 219,495
Expedia Group, Inc., Convertible
48,000 Zero Coupon,  2/15/2026
f
56,079
Ford Motor Company
285,000 3.250%,  2/12/2032 271,132
Principal
Amount Long-Term Fixed Income (69.5%) Value
Consumer Cyclical (6.3%) - continued
Ford Motor Company, Convertible
$ 405,000 Zero Coupon,  3/15/2026
f
$ 549,420
Ford Motor Credit Company, LLC
740,000 4.063%,  11/1/2024 753,886
537,000 2.300%,  2/10/2025 526,840
715,000 4.134%,  8/4/2025 731,338
1,454,000 2.700%,  8/10/2026 1,408,562
255,000 2.900%,  2/10/2029 241,663
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
f
333,200
Gap, Inc.
144,000 3.625%,  10/1/2029
f
133,949
General Motors Company
143,000 5.400%,  10/2/2023 151,483
143,000 6.125%,  10/1/2025 161,219
221,000 6.800%,  10/1/2027 265,354
General Motors Financial
Company, Inc.
245,000 3.950%,  4/13/2024 254,809
124,000 1.200%,  10/15/2024 121,201
199,000 2.900%,  2/26/2025 202,747
135,000 2.750%,  6/20/2025 136,706
150,000 5.700%,  9/30/2030
b,i
168,570
147,000 2.700%,  6/10/2031 139,991
GLP Capital, LP
145,000 3.250%,  1/15/2032 140,067
Golden Nugget, Inc.
425,000 6.750%,  10/15/2024
f
425,042
Goodyear Tire & Rubber Company
315,000 5.000%,  7/15/2029
f
315,158
195,000 5.250%,  7/15/2031
f
196,344
Guitar Center Escrow Issuer II, Inc.
144,000 8.500%,  1/15/2026
f
152,280
Hanesbrands, Inc.
415,000 4.875%,  5/15/2026
f
430,044
Harley-Davidson Financial
Services, Inc.
211,000 4.050%,  2/4/2022
f
211,041
Herc Holdings, Inc.
440,000 5.500%,  7/15/2027
f
452,747
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 939,175
Hilton Grand Vacations Borrower
Escrow, LLC
600,000 5.000%,  6/1/2029
f
597,000
Hyundai Capital America
119,000 1.800%,  10/15/2025
f
116,331
221,000 3.000%,  2/10/2027
f
223,315
147,000 2.100%,  9/15/2028
f
138,590
International Game Technology plc
545,000 5.250%,  1/15/2029
f
556,630
Jacobs Entertainment, Inc.
268,000 6.750%,  2/15/2029
e,f
270,680
KB Home
395,000 4.800%,  11/15/2029 412,190
Kohl's Corporation
221,000 3.375%,  5/1/2031 217,633
L Brands, Inc.
880,000 6.625%,  10/1/2030
f
944,407
100,000 6.875%,  11/1/2035 115,000
Lennar Corporation
201,000 4.875%,  12/15/2023 210,718

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Consumer Cyclical (6.3%) - continued
$ 67,000 5.875%,  11/15/2024 $ 72,805
138,000 4.750%,  5/30/2025 147,612
Lowe's Companies, Inc.
220,000 4.000%,  4/15/2025 233,341
293,000 4.500%,  4/15/2030 330,190
Macy's Retail Holdings, LLC
420,000 5.875%,  4/1/2029
f
428,064
Magic MergerCo, Inc.
865,000 5.250%,  5/1/2028
f
832,934
Marriott International, Inc.
303,000 3.750%,  10/1/2025 316,924
220,000 4.625%,  6/15/2030 240,515
Mattamy Group Corporation
700,000 5.250%,  12/15/2027
f
712,341
McDonald's Corporation
442,000 3.800%,  4/1/2028 474,813
MGM Resorts International
385,000 6.000%,  3/15/2023 397,513
650,000 5.750%,  6/15/2025 682,500
Nissan Motor Company, Ltd.
179,000 3.043%,  9/15/2023
f
181,906
O'Reilly Automotive, Inc.
221,000 3.900%,  6/1/2029 236,657
Penn National Gaming, Inc.
605,000 4.125%,  7/1/2029
f,h
568,700
PetSmart, Inc.
690,000 4.750%,  2/15/2028
f
688,085
385,000 7.750%,  2/15/2029
f
413,001
Prime Security Services Borrower,
LLC
1,320,000 5.750%,  4/15/2026
f
1,368,048
Procter & Gamble Company
147,000 1.200%,  10/29/2030 135,031
Real Hero Merger Sub 2, Inc.
355,000 6.250%,  2/1/2029
f
347,644
Realogy Group, LLC
570,000 5.750%,  1/15/2029
f
559,911
Rite Aid Corporation
525,000 7.500%,  7/1/2025
f
517,430
Ross Stores, Inc.
147,000 1.875%,  4/15/2031 136,102
Royal Caribbean Cruises, Ltd.
760,000 9.125%,  6/15/2023
f
800,660
710,000 4.250%,  7/1/2026
f
662,984
300,000 5.500%,  4/1/2028
f
291,087
Scientific Games International, Inc.
650,000 7.250%,  11/15/2029
f
704,015
SeaWorld Parks and
Entertainment, Inc.
496,000 5.250%,  8/15/2029
f
483,258
Six Flags Theme Parks, Inc.
320,000 7.000%,  7/1/2025
f
333,600
Staples, Inc.
900,000 7.500%,  4/15/2026
f
887,625
Station Casinos, LLC
383,000 4.625%,  12/1/2031
f
363,850
Tapestry, Inc.
150,000 3.050%,  3/15/2032 144,692
Target Corporation
147,000 2.350%,  2/15/2030 145,919
Tenneco, Inc.
550,000 5.000%,  7/15/2026
h
510,139
Principal
Amount Long-Term Fixed Income (69.5%) Value
Consumer Cyclical (6.3%) - continued
Toll Brothers Finance Corporation
$ 220,000 4.350%,  2/15/2028 $ 233,750
Toyota Motor Credit Corporation
220,000 1.900%,  4/6/2028 214,781
Travel + Leisure Company
435,000 6.625%,  7/31/2026
f
464,363
TripAdvisor, Inc., Convertible
61,000 0.250%,  4/1/2026
f
52,976
Uber Technologies, Inc.
470,000 6.250%,  1/15/2028
f,h
487,625
Vail Resorts, Inc., Convertible
62,000 Zero Coupon,  1/1/2026 62,114
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
f
287,102
68,000 3.350%,  5/13/2025
f
70,516
Wabash National Corporation
500,000 4.500%,  10/15/2028
f
484,640
Wyndham Hotels & Resorts, Inc.
245,000 4.375%,  8/15/2028
f
243,089
Yum! Brands, Inc.
665,000 4.750%,  1/15/2030
f
683,331
ZF North America Capital, Inc.
350,000 4.750%,  4/29/2025
f
360,500
Total 47,432,242
Consumer Non-Cyclical (5.3%)
Abbott Laboratories
296,000 3.875%,  9/15/2025 316,240
AbbVie, Inc.
117,000 2.900%,  11/6/2022 118,628
217,000 2.300%,  11/21/2022 219,219
126,000 2.800%,  3/15/2023 127,534
555,000 3.600%,  5/14/2025 580,813
295,000 3.200%,  11/21/2029 303,810
Agilent Technologies, Inc.
147,000 2.300%,  3/12/2031 139,797
Albertson's Companies, Inc.
664,000 3.500%,  3/15/2029
f
626,922
Altria Group, Inc.
182,000 4.400%,  2/14/2026 195,906
147,000 4.800%,  2/14/2029 161,556
Anheuser-Busch Companies, LLC
124,000 3.650%,  2/1/2026 131,284
Anheuser-Busch InBev Worldwide,
Inc.
295,000 4.750%,  1/23/2029 334,189
Anthem, Inc.
259,000 2.375%,  1/15/2025 262,716
220,000 2.550%,  3/15/2031 214,759
AstraZeneca Finance, LLC
293,000 1.750%,  5/28/2028 283,301
AstraZeneca plc
297,000 0.700%,  4/8/2026 282,263
BAT Capital Corporation
178,000 3.222%,  8/15/2024 182,412
BAT International Finance plc
135,000 1.668%,  3/25/2026 130,031
Bausch Health Companies, Inc.
2,349,000 5.000%,  1/30/2028
f
1,979,032
880,000 5.000%,  2/15/2029
f
708,400
Baxter International, Inc.
150,000 2.539%,  2/1/2032
f
145,328

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Consumer Non-Cyclical (5.3%) - continued
Becton, Dickinson and Company
$ 221,000 2.823%,  5/20/2030 $ 221,193
Boston Scientific Corporation
265,000 3.450%,  3/1/2024 274,428
Bunge, Ltd. Finance Corporation
292,000 2.750%,  5/14/2031 283,723
Cargill, Inc.
145,000 2.125%,  11/10/2031
f
138,568
Centene Corporation
1,010,000 4.250%,  12/15/2027 1,034,583
370,000 4.625%,  12/15/2029 384,733
939,000 3.000%,  10/15/2030 911,299
Central Garden & Pet Company
565,000 4.125%,  10/15/2030 543,106
Community Health Systems, Inc.
555,000 5.625%,  3/15/2027
f
558,003
260,000 6.000%,  1/15/2029
f
264,781
625,000 6.875%,  4/15/2029
f
617,969
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 124,188
Constellation Brands, Inc.
295,000 3.150%,  8/1/2029 301,492
Coty, Inc.
391,000 5.000%,  4/15/2026
f
392,556
CVS Health Corporation
117,000 4.100%,  3/25/2025 124,211
115,000 4.300%,  3/25/2028 125,358
DaVita, Inc.
875,000 4.625%,  6/1/2030
f
851,279
Diageo Capital plc
161,000 1.375%,  9/29/2025 157,932
Edgewell Personal Care Company
340,000 5.500%,  6/1/2028
f
352,750
Encompass Health Corporation
860,000 4.500%,  2/1/2028 857,850
Endo Finance, LLC
220,000 9.500%,  7/31/2027
f
217,294
Energizer Holdings, Inc.
105,000 4.750%,  6/15/2028
f
102,375
435,000 4.375%,  3/31/2029
f
411,162
Estee Lauder Companies, Inc.
148,000 1.950%,  3/15/2031 141,260
General Mills, Inc.
148,000 4.200%,  4/17/2028 161,106
Gilead Sciences, Inc.
220,000 2.950%,  3/1/2027 226,947
H. J. Heinz Company
130,000 5.200%,  7/15/2045 150,632
HCA, Inc.
1,560,000 5.375%,  2/1/2025 1,660,246
489,000 5.875%,  2/1/2029 552,570
HFC Prestige Products, Inc.
468,000 4.750%,  1/15/2029
f
460,980
HLF Financing SARL, LLC
1,016,000 4.875%,  6/1/2029
f
962,660
Humana, Inc.
146,000 2.150%,  2/3/2032 135,771
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
f
129,755
Jazz Investments I, Ltd.,
Convertible
230,000 2.000%,  6/15/2026 268,883
Principal
Amount Long-Term Fixed Income (69.5%) Value
Consumer Non-Cyclical (5.3%) - continued
JBS Finance Luxembourg SARL
$ 248,000 2.500%,  1/15/2027
f
$ 240,562
173,000 3.625%,  1/15/2032
f
164,134
JBS USA Food Company
140,000 5.750%,  1/15/2028
f
145,951
JBS USA, LLC
505,000 6.500%,  4/15/2029
f
547,299
Kraft Foods Group, Inc.
385,000 5.000%,  6/4/2042 438,333
Kraft Heinz Foods Company
352,000 3.875%,  5/15/2027 365,323
1,224,000 3.750%,  4/1/2030 1,265,093
Kroger Company
148,000 4.500%,  1/15/2029 165,297
Mattel, Inc.
550,000 3.375%,  4/1/2026
f
547,662
McKesson Corporation
136,000 0.900%,  12/3/2025 129,508
219,000 1.300%,  8/15/2026 209,492
Molina Healthcare, Inc.
590,000 4.375%,  6/15/2028
f
591,569
Mozart Debt Merger Sub, Inc.
651,000 3.875%,  4/1/2029
f
627,369
622,000 5.250%,  10/1/2029
f,h
604,895
Mylan, Inc.
127,000 4.200%,  11/29/2023 131,817
Newell Rubbermaid, Inc.
374,000 4.700%,  4/1/2026 391,686
Novartis Capital Corporation
133,000 1.750%,  2/14/2025 133,027
92,000 3.000%,  11/20/2025 95,802
Ortho-Clinical Diagnostics, Inc.
470,000 7.250%,  2/1/2028
f
501,725
Par Pharmaceutical, Inc.
490,000 7.500%,  4/1/2027
f
493,063
Philip Morris International, Inc.
319,000 1.500%,  5/1/2025 314,646
Pilgrim's Pride Corporation
416,000 3.500%,  3/1/2032
f
396,153
Post Holdings, Inc.
196,000 5.500%,  12/15/2029
f
201,439
388,000 4.500%,  9/15/2031
f
369,263
QBE Insurance Group, Ltd.
156,000 5.875%,  5/12/2025
b,f,i
164,970
Roche Holdings, Inc.
200,000 2.076%,  12/13/2031
f
192,410
Royalty Pharma plc
343,000 1.200%,  9/2/2025 329,389
Scotts Miracle-Gro Company
575,000 4.500%,  10/15/2029 584,712
SEG Holding, LLC
670,000 5.625%,  10/15/2028
f
696,800
Simmons Foods, Inc.
550,000 4.625%,  3/1/2029
f
527,313
Spectrum Brands, Inc.
335,000 5.000%,  10/1/2029
f
345,888
205,000 5.500%,  7/15/2030
f
213,713
Stryker Corporation
149,000 3.650%,  3/7/2028 157,482
Syneos Health, Inc.
505,000 3.625%,  1/15/2029
f
478,629
Sysco Corporation
147,000 5.950%,  4/1/2030 178,439

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Consumer Non-Cyclical (5.3%) - continued
Takeda Pharmaceutical Company,
Ltd.
$ 275,000 2.050%,  3/31/2030 $ 258,626
Teleflex, Inc.
480,000 4.625%,  11/15/2027 489,600
223,000 4.250%,  6/1/2028
f
221,267
Tenet Healthcare Corporation
152,000 4.625%,  7/15/2024 152,605
1,415,000 5.125%,  11/1/2027
f
1,418,127
185,000 6.125%,  10/1/2028
f
185,605
Teva Pharmaceutical Finance
Netherlands III BV
495,000 3.150%,  10/1/2026 454,341
Thermo Fisher Scientific, Inc.
146,000 1.750%,  10/15/2028 140,428
TreeHouse Foods, Inc.
239,000 4.000%,  9/1/2028
h
223,465
United Natural Foods, Inc.
470,000 6.750%,  10/15/2028
f
498,788
UnitedHealth Group, Inc.
369,000 3.850%,  6/15/2028 401,547
Universal Health Services, Inc.
219,000 1.650%,  9/1/2026
f
211,117
73,000 2.650%,  1/15/2032
f
69,049
Viatris, Inc.
135,000 1.650%,  6/22/2025 132,548
Winnebago Industries, Inc.,
Convertible
133,000 1.500%,  4/1/2025 158,376
Zoetis, Inc.
189,000 3.250%,  2/1/2023 192,074
222,000 3.900%,  8/20/2028 239,479
Total 39,933,678
Energy (5.1%)
Antero Resources Corporation
650,000 5.375%,  3/1/2030
f
672,620
Apache Corporation
170,000 4.875%,  11/15/2027 175,950
685,000 4.375%,  10/15/2028 708,742
Archrock Partners, LP
585,000 6.250%,  4/1/2028
f
587,317
BP Capital Markets America, Inc.
353,000 4.234%,  11/6/2028 387,999
BP Capital Markets plc
156,000 4.875%,  3/22/2030
b,i
164,775
Buckeye Partners, LP
460,000 3.950%,  12/1/2026 459,068
Callon Petroleum Company
381,000 8.250%,  7/15/2025 374,332
Canadian Natural Resources, Ltd.
369,000 2.050%,  7/15/2025 366,782
Cenovus Energy, Inc.
473,000 5.375%,  7/15/2025 517,034
Cheniere Corpus Christi Holdings,
LLC
302,000 5.875%,  3/31/2025 329,684
Cheniere Energy Partners, LP
401,000 4.500%,  10/1/2029 409,910
325,000 3.250%,  1/31/2032
f
305,688
Cheniere Energy, Inc.
364,000 4.625%,  10/15/2028 369,460
Principal
Amount Long-Term Fixed Income (69.5%) Value
Energy (5.1%) - continued
Chesapeake Energy Corporation
$ 340,000 6.750%,  4/15/2029
f
$ 363,375
CNX Resources Corporation
330,000 6.000%,  1/15/2029
f
339,900
CNX Resources Corporation,
Convertible
230,000 2.250%,  5/1/2026 313,386
Comstock Resources, Inc.
235,000 6.750%,  3/1/2029
f
241,766
330,000 5.875%,  1/15/2030
f
327,970
Continental Resources, Inc.
220,000 4.375%,  1/15/2028 232,030
144,000 5.750%,  1/15/2031
f
164,147
Coterra Energy, Inc.
296,000 4.375%,  6/1/2024
f
310,116
CQP Holdco, LP
175,000 5.500%,  6/15/2031
f
174,410
Devon Energy Corporation
135,000 5.250%,  9/15/2024 144,586
294,000 4.500%,  1/15/2030 311,935
Diamondback Energy, Inc.
123,000 2.875%,  12/1/2024 125,440
74,000 3.125%,  3/24/2031 73,403
DT Midstream, Inc.
645,000 4.125%,  6/15/2029
f
636,286
130,000 4.375%,  6/15/2031
f
128,375
Enbridge, Inc.
147,000 3.700%,  7/15/2027 155,135
459,000 6.250%,  3/1/2078
b
491,137
Endeavor Energy Resources, LP
330,000 5.750%,  1/30/2028
f
341,408
Energy Transfer, LP
139,000 4.200%,  9/15/2023 144,022
408,000 5.875%,  1/15/2024 435,356
100,000 6.750%,  5/15/2025
b,i
100,220
221,000 3.750%,  5/15/2030 226,817
EnLink Midstream Partners, LP
680,000 4.850%,  7/15/2026 698,420
Enterprise Products Operating,
LLC
148,000 4.150%,  10/16/2028 162,066
355,000 4.875%,  8/16/2077
b
326,706
EQM Midstream Partners, LP
725,000 6.500%,  7/1/2027
f
757,625
EQT Corporation
130,000 3.125%,  5/15/2026
f
127,075
455,000 3.900%,  10/1/2027 458,085
EQT Corporation, Convertible
231,000 1.750%,  5/1/2026 375,258
Equinor ASA
139,000 2.875%,  4/6/2025 142,682
Exxon Mobil Corporation
198,000 2.992%,  3/19/2025 204,351
Ferrellgas, LP
331,000 5.375%,  4/1/2026
f
313,623
Genesis Energy, LP
195,000 6.500%,  10/1/2025 190,804
190,000 8.000%,  1/15/2027 191,212
Halliburton Company
147,000 2.920%,  3/1/2030 147,351
Harvest Midstream, LP
785,000 7.500%,  9/1/2028
f
817,554

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Energy (5.1%) - continued
Hess Corporation
$ 82,000 3.500%,  7/15/2024 $ 84,724
Hess Midstream Operations, LP
415,000 5.625%,  2/15/2026
f
423,300
Hilcorp Energy I, LP
470,000 5.750%,  2/1/2029
f
479,400
ITT Holdings, LLC
475,000 6.500%,  8/1/2029
f
455,729
Kinder Morgan Energy Partners,
LP
223,000 3.450%,  2/15/2023 226,803
Laredo Petroleum, Inc.
785,000 7.750%,  7/31/2029
f,h
758,475
Marathon Oil Corporation
148,000 4.400%,  7/15/2027 158,578
Marathon Petroleum Corporation
411,000 4.700%,  5/1/2025 441,962
MPLX, LP
270,000 6.875%,  2/15/2023
b,i
268,650
370,000 1.750%,  3/1/2026 360,706
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 355,184
Nabors Industries, Ltd.
555,000 7.250%,  1/15/2026
f,h
531,413
National Fuel Gas Company
296,000 5.500%,  1/15/2026 324,635
Newfield Exploration Company
257,000 5.625%,  7/1/2024 277,055
147,000 5.375%,  1/1/2026 160,559
NGL Energy Operating, LLC
380,000 7.500%,  2/1/2026
f
386,080
NGL Energy Partners, LP
265,000 7.500%,  11/1/2023 258,296
NuStar Logistics, LP
515,000 5.750%,  10/1/2025 537,531
Oasis Petroleum, Inc.
360,000 6.375%,  6/1/2026
f
369,785
Occidental Petroleum Corporation
925,000 3.400%,  4/15/2026 913,438
145,000 8.500%,  7/15/2027 174,067
1,090,000 3.500%,  8/15/2029 1,074,413
280,000 6.450%,  9/15/2036 340,116
585,000 4.400%,  4/15/2046 559,447
ONEOK, Inc.
222,000 2.200%,  9/15/2025 221,157
PBF Holding Company, LLC
225,000 9.250%,  5/15/2025
f
219,779
Pioneer Natural Resources
Company
222,000 1.900%,  8/15/2030 204,596
Pioneer Natural Resources
Company, Convertible
137,000 0.250%,  5/15/2025 284,018
Plains All American Pipeline, LP
41,000 6.125%,  11/15/2022
b,i
34,440
364,000 4.650%,  10/15/2025 390,987
Precision Drilling Corporation
420,000 6.875%,  1/15/2029
f
420,714
Range Resources Corporation
571,000 4.750%,  2/15/2030
e,f
570,309
Sabine Pass Liquefaction, LLC
221,000 4.200%,  3/15/2028 237,104
Principal
Amount Long-Term Fixed Income (69.5%) Value
Energy (5.1%) - continued
Schlumberger Finance Canada,
Ltd.
$ 135,000 1.400%,  9/17/2025 $ 132,527
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
f
100,319
SM Energy Company
420,000 6.625%,  1/15/2027 431,550
200,000 6.500%,  7/15/2028
h
206,600
Southwestern Energy Company
260,000 5.375%,  2/1/2029 264,389
382,000 5.375%,  3/15/2030 391,401
250,000 4.750%,  2/1/2032 249,578
Summit Midstream Holdings, LLC
434,000 8.500%,  10/15/2026
f
444,720
Suncor Energy, Inc.
135,000 3.100%,  5/15/2025 139,297
Sunoco, LP
495,000 5.875%,  3/15/2028 513,221
337,000 4.500%,  4/30/2030
f
330,927
Tallgrass Energy Finance
Corporation
820,000 5.500%,  1/15/2028
f
783,920
Targa Resources Partners, LP
315,000 5.375%,  2/1/2027 322,888
325,000 5.000%,  1/15/2028 333,125
510,000 4.875%,  2/1/2031 532,950
Teine Energy, Ltd.
320,000 6.875%,  4/15/2029
f
326,400
Transocean Proteus, Ltd.
130,000 6.250%,  12/1/2024
f
128,700
Transocean, Inc.
355,000 11.500%,  1/30/2027
f
352,188
USA Compression Partners, LP
210,000 6.875%,  4/1/2026 213,230
Valero Energy Corporation
281,000 2.800%,  12/1/2031 267,666
Venture Global Calcasieu Pass,
LLC
640,000 3.875%,  8/15/2029
f
638,874
250,000 4.125%,  8/15/2031
f
251,623
W&T Offshore, Inc.
180,000 9.750%,  11/1/2023
f
175,500
Weatherford International, Ltd.
496,000 8.625%,  4/30/2030
f
504,680
Western Gas Partners, LP
120,000 4.000%,  7/1/2022 119,700
Western Midstream Operating, LP
680,000 3.950%,  6/1/2025 695,946
230,000 5.500%,  8/15/2048 254,150
Williams Companies, Inc.
147,000 2.600%,  3/15/2031 141,453
Total 38,274,365
Financials (10.9%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
110,000 3.150%,  2/15/2024 112,068
220,000 6.500%,  7/15/2025 246,514
384,000 3.000%,  10/29/2028 376,189
Air Lease Corporation
389,000 4.650%,  6/15/2026
b,i
392,003

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Financials (10.9%) - continued
Aircastle, Ltd.
$ 290,000 5.250%,  6/15/2026
b,f,i
$ 288,550
147,000 2.850%,  1/26/2028
f
143,718
Alliant Holdings Intermediate, LLC
248,000 6.750%,  10/15/2027
f
245,118
Ally Financial, Inc.
217,000 5.750%,  11/20/2025 238,903
328,000 4.700%,  5/15/2026
b,i
324,277
167,000 4.700%,  5/15/2028
b,i
165,330
148,000 8.000%,  11/1/2031 200,571
Altice Financing SA
205,000 5.750%,  8/15/2029
f
191,609
American Express Company
124,000 3.400%,  2/22/2024 128,276
210,000 3.550%,  9/15/2026
b,i
201,075
American Finance Trust, Inc.
374,000 4.500%,  9/30/2028
f
362,780
American Homes 4 Rent, LP
146,000 2.375%,  7/15/2031 138,495
American International Group, Inc.
220,000 4.200%,  4/1/2028 240,774
AmWINS Group, Inc.
280,000 4.875%,  6/30/2029
f
274,050
Ares Capital Corporation
70,000 4.250%,  3/1/2025 72,985
366,000 3.875%,  1/15/2026 377,180
Ares Capital Corporation,
Convertible
145,000 4.625%,  3/1/2024 170,447
Australia and New Zealand
Banking Group, Ltd.
338,000 2.950%,  7/22/2030
b,f
340,427
Aviation Capital Group, LLC
216,000 5.500%,  12/15/2024
f
232,497
142,000 4.875%,  10/1/2025
f
151,011
Avolon Holdings Funding, Ltd.
309,000 4.250%,  4/15/2026
f
320,660
BAC Capital Trust XIV
138,000
4.000%,  (LIBOR 3M +
0.400%), 2/17/2022
b,h,i
134,657
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
f
93,851
Banco Santander SA
230,000 4.750%,  11/12/2026
b,i
221,030
Bank of America Corporation
237,000 3.004%,  12/20/2023
b
240,599
373,000 3.550%,  3/5/2024
b
381,331
350,000 3.864%,  7/23/2024
b
361,564
285,000 4.200%,  8/26/2024 300,808
711,000 6.250%,  9/5/2024
b,i
753,660
124,000 3.458%,  3/15/2025
b
127,898
150,000 6.100%,  3/17/2025
b,i
161,686
339,000 1.319%,  6/19/2026
b
328,972
230,000 4.375%,  1/27/2027
b,i
227,148
218,000 1.734%,  7/22/2027
b
211,437
356,000 5.875%,  3/15/2028
b,i
376,470
442,000 3.593%,  7/21/2028
b
463,332
146,000 2.087%,  6/14/2029
b
140,331
589,000 3.974%,  2/7/2030
b
630,510
295,000 2.687%,  4/22/2032
b
289,099
216,000 2.572%,  10/20/2032
b
209,314
Bank of Montreal
140,000 3.088%,  1/10/2037
b
137,826
Principal
Amount Long-Term Fixed Income (69.5%) Value
Financials (10.9%) - continued
Bank of New York Mellon
Corporation
$ 78,000 4.700%,  9/20/2025
b,i
$ 82,192
183,000 3.400%,  1/29/2028 194,285
Bank of Nova Scotia
344,000 4.900%,  6/4/2025
b,i
358,620
148,000 1.050%,  3/2/2026 141,982
Barclays plc
225,000 4.610%,  2/15/2023
b
225,261
299,000 4.338%,  5/16/2024
b
308,707
152,000 8.000%,  6/15/2024
b,i
165,637
136,000 4.375%,  9/11/2024 142,919
162,000 2.852%,  5/7/2026
b
163,633
200,000 4.375%,  3/15/2028
b,i
188,820
223,000 4.972%,  5/16/2029
b
247,491
Blackstone Private Credit Fund
212,000 4.000%,  1/15/2029
f
208,919
BNP Paribas SA
210,000 6.625%,  3/25/2024
b,f,i
221,487
199,000 2.819%,  11/19/2025
b,f
201,519
200,000 3.132%,  1/20/2033
b,f
197,850
Boston Properties, LP
147,000 2.550%,  4/1/2032 141,464
BPCE SA
133,000 2.375%,  1/14/2025
f
133,135
Brixmor Operating Partnership, LP
292,000 2.250%,  4/1/2028 283,191
Canadian Imperial Bank of
Commerce
133,000 2.250%,  1/28/2025 134,067
CANPACK SA
790,000 3.125%,  11/1/2025
f
784,812
Capital One Bank USA NA
189,000 3.375%,  2/15/2023 193,386
199,000 2.280%,  1/28/2026
b
199,528
Capital One Financial Corporation
82,000 3.950%,  9/1/2026
b,i
80,155
Cascades USA, Inc.
325,000 5.125%,  1/15/2026
f
329,062
Charles Schwab Corporation
328,000 5.375%,  6/1/2025
b,i
352,272
328,000 4.000%,  6/1/2026
b,i
324,041
222,000 2.000%,  3/20/2028 218,550
360,000 4.000%,  12/1/2030
b,i
352,717
Chobani, LLC
867,000 4.625%,  11/15/2028
f
866,879
Citigroup, Inc.
300,000 5.950%,  1/30/2023
b,i
306,750
276,000 5.000%,  9/12/2024
b,i
279,075
373,000 3.352%,  4/24/2025
b
384,478
138,000 5.950%,  5/15/2025
b,i
145,590
332,000 5.500%,  9/13/2025 368,502
150,000 4.000%,  12/10/2025
b,i
148,125
495,000 3.875%,  2/18/2026
b,i
481,882
170,000 4.150%,  11/15/2026
b,i
165,872
522,000 1.122%,  1/28/2027
b
498,013
292,000 1.462%,  6/9/2027
b
280,204
589,000 4.075%,  4/23/2029
b
631,927
Citizens Financial Group, Inc.
162,000 4.000%,  10/6/2026
b,i
158,962
CNA Financial Corporation
145,000 3.950%,  5/15/2024 151,194

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Financials (10.9%) - continued
Coinbase Global, Inc.
$ 248,000 3.625%,  10/1/2031
f
$ 216,070
Coinbase Global, Inc., Convertible
161,000 0.500%,  6/1/2026
f
150,353
Comerica, Inc.
78,000 5.625%,  7/1/2025
b,i
83,944
Commerzbank AG
301,000 8.125%,  9/19/2023
f
326,955
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
f
168,766
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
b,f
131,244
Corporate Office Properties, LP
292,000 2.250%,  3/15/2026 290,826
Credit Acceptance Corporation
640,000 5.125%,  12/31/2024
f
646,400
Credit Agricole SA
156,000 8.125%,  12/23/2025
b,f,i
180,453
200,000 4.750%,  3/23/2029
b,f,i
196,250
147,000 3.250%,  1/14/2030
f
147,658
Credit Suisse Group AG
198,000 6.500%,  8/8/2023
f
211,250
167,000 7.500%,  12/11/2023
b,f,i
177,979
122,000 2.593%,  9/11/2025
b,f
122,633
83,000 7.250%,  9/12/2025
b,f,i
88,706
250,000 2.193%,  6/5/2026
b,f
246,944
149,000 3.869%,  1/12/2029
b,f
154,686
Dai-ichi Life Insurance Company,
Ltd.
400,000 5.100%,  10/28/2024
b,f,h,i
427,964
Deutsche Bank AG
450,000 6.000%,  10/30/2025
b,i
453,375
502,000 2.129%,  11/24/2026
b
490,535
280,000 2.311%,  11/16/2027
b
271,986
209,000 3.742%,  1/7/2033
b
202,079
Discover Bank
295,000 4.682%,  8/9/2028
b
305,159
Drawbridge Special Opportunities
Fund, LP
660,000 3.875%,  2/15/2026
f
662,339
EPR Properties
218,000 3.600%,  11/15/2031 208,572
Fidelity National Financial, Inc.
184,000 5.500%,  9/1/2022 188,955
Fifth Third Bancorp
148,000 4.500%,  9/30/2025
b,i
152,440
Fifth Third Bank NA
148,000 3.850%,  3/15/2026 156,274
First Horizon Bank
220,000 5.750%,  5/1/2030 257,857
First Horizon National Corporation
163,000 3.550%,  5/26/2023 166,554
First-Citizens Bank & Trust
Company
296,000 5.250%,  3/7/2025 322,602
291,000 6.125%,  3/9/2028 337,646
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
f
287,928
FNB Corporation
268,000 2.200%,  2/24/2023 269,909
Fortress Transportation and
Infrastructure Investors, LLC
265,000 6.500%,  10/1/2025
f
272,216
Principal
Amount Long-Term Fixed Income (69.5%) Value
Financials (10.9%) - continued
$ 166,000 9.750%,  8/1/2027
f
$ 181,770
410,000 5.500%,  5/1/2028
f
396,777
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 145,491
146,000 2.625%,  1/15/2027 141,097
FTI Consulting, Inc., Convertible
96,000 2.000%,  8/15/2023 142,535
Global Net Lease, Inc.
620,000 3.750%,  12/15/2027
f
596,598
Goldman Sachs Group, Inc.
274,000 0.627%,  11/17/2023
b
272,266
248,000 3.625%,  2/20/2024 256,474
370,000 5.500%,  8/10/2024
b,i
388,074
250,000 4.400%,  2/10/2025
b,i
244,375
141,000 3.500%,  4/1/2025 146,395
203,000 4.250%,  10/21/2025 216,918
206,000 0.855%,  2/12/2026
b
198,663
250,000 3.650%,  8/10/2026
b,i
237,812
170,000 4.125%,  11/10/2026
b,i
165,962
429,000 1.948%,  10/21/2027
b
417,527
141,000 2.640%,  2/24/2028
b
141,237
294,000 3.814%,  4/23/2029
b
310,185
148,000 3.800%,  3/15/2030 157,442
148,000 2.615%,  4/22/2032
b
143,385
146,000 2.383%,  7/21/2032
b
138,258
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 149,444
216,000
2.281%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
207,412
HSBC Holdings plc
225,000 3.803%,  3/11/2025
b
232,798
82,000 6.375%,  3/30/2025
b,i
86,692
148,000 2.633%,  11/7/2025
b
149,569
162,000 1.645%,  4/18/2026
b
158,111
164,000 1.589%,  5/24/2027
b
157,204
260,000 2.251%,  11/22/2027
b
254,633
136,000 6.500%,  3/23/2028
b,i
146,109
413,000 4.583%,  6/19/2029
b
450,189
202,000 4.600%,  12/17/2030
b,i
194,552
176,000 2.804%,  5/24/2032
b
170,195
250,000 6.500%,  9/15/2037 331,673
HUB International, Ltd.
327,000 5.625%,  12/1/2029
f
321,278
Huntington Bancshares, Inc.
226,000 4.450%,  10/15/2027
b,i
233,345
Icahn Enterprises, LP
405,000 6.375%,  12/15/2025 412,254
690,000 5.250%,  5/15/2027 694,968
ING Groep NV
292,000 1.726%,  4/1/2027
b
283,760
Invitation Homes Operating
Partnership, LP
219,000 2.000%,  8/15/2031 199,163
Iron Mountain, Inc.
425,000 4.875%,  9/15/2027
f
426,269
iStar, Inc.
545,000 4.250%,  8/1/2025 541,286
iStar, Inc., Convertible
141,000 3.125%,  9/15/2022 221,511
J.P. Morgan Chase & Company
164,000 5.150%,  5/1/2023
b,i
167,626
150,000 6.000%,  8/1/2023
b,i
155,794
156,000 6.750%,  2/1/2024
b,i
167,029

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Financials (10.9%) - continued
$ 208,000 1.514%,  6/1/2024
b
$ 208,091
766,000 5.000%,  8/1/2024
b,i
779,405
259,000 3.875%,  9/10/2024 272,261
560,000 4.023%,  12/5/2024
b
583,474
244,000 4.600%,  2/1/2025
b,i
242,780
145,000 2.083%,  4/22/2026
b
144,208
185,000 3.650%,  6/1/2026
b,i
177,853
471,000 1.045%,  11/19/2026
b
449,380
294,000 1.578%,  4/22/2027
b
284,426
442,000 4.005%,  4/23/2029
b
474,062
146,000 2.069%,  6/1/2029
b
140,273
589,000 4.493%,  3/24/2031
b
658,388
141,000 2.963%,  1/25/2033
b
141,927
Jefferies Finance, LLC
585,000 5.000%,  8/15/2028
f
578,226
KeyBank NA
221,000 3.900%,  4/13/2029 237,135
Kilroy Realty, LP
291,000 4.375%,  10/1/2025 311,883
KKR Real Estate Finance Trust,
Inc., Convertible
46,000 6.125%,  5/15/2023 48,893
Life Storage, LP
144,000 2.400%,  10/15/2031 137,124
Lincoln National Corporation
135,000
2.515%,  (LIBOR 3M +
2.358%), 2/17/2022
b
117,450
148,000 3.800%,  3/1/2028 158,985
Lloyds Banking Group plc
183,000 2.858%,  3/17/2023
b
183,370
225,000 3.900%,  3/12/2024 234,588
152,000 7.500%,  6/27/2024
b,i
164,947
296,000 1.627%,  5/11/2027
b
285,264
235,000 3.369%,  12/14/2046
b
215,318
LPL Holdings, Inc.
360,000 4.000%,  3/15/2029
f
349,394
M&T Bank Corporation
200,000 3.500%,  9/1/2026
b,i
188,022
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
b,f
281,543
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 145,990
MetLife, Inc.
200,000 3.850%,  9/15/2025
b,i
201,500
375,000 5.875%,  3/15/2028
b,i
413,717
MGM Growth Properties Operating
Partnership, LP
560,000 4.625%,  6/15/2025
f
585,200
190,000 4.500%,  9/1/2026 198,550
369,000 5.750%,  2/1/2027 407,745
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 323,742
Mitsubishi UFJ Financial Group,
Inc.
221,000 3.455%,  3/2/2023 226,212
124,000 3.407%,  3/7/2024 128,307
162,000 1.412%,  7/17/2025 158,169
290,000 1.538%,  7/20/2027
b
278,985
221,000 3.741%,  3/7/2029 235,028
Mizuho Financial Group, Inc.
216,000 1.554%,  7/9/2027
b
207,462
288,000 2.564%,  9/13/2031 271,979
Principal
Amount Long-Term Fixed Income (69.5%) Value
Financials (10.9%) - continued
Morgan Stanley
$ 247,000 4.100%,  5/22/2023 $ 255,078
136,000 0.560%,  11/10/2023
b
135,247
124,000 2.720%,  7/22/2025
b
125,826
291,000 1.164%,  10/21/2025
b
283,619
95,000 5.000%,  11/24/2025 104,118
294,000 2.188%,  4/28/2026
b
293,363
251,000 0.985%,  12/10/2026
b
238,363
294,000 1.593%,  5/4/2027
b
283,859
290,000 1.512%,  7/20/2027
b
278,261
442,000 3.622%,  4/1/2031
b
467,241
141,000 2.943%,  1/21/2033
b
141,176
MPT Operating Partnership, LP
370,000 5.250%,  8/1/2026 380,730
200,000 4.625%,  8/1/2029 205,658
National Retail Properties, Inc.
147,000 2.500%,  4/15/2030 144,187
NatWest Group plc
126,000 6.125%,  12/15/2022 130,876
126,000 6.100%,  6/10/2023 132,904
206,000 4.269%,  3/22/2025
b
215,087
147,000 4.892%,  5/18/2029
b
163,204
220,000 3.754%,  11/1/2029
b
226,066
200,000 4.600%,  6/28/2031
b,i
188,000
Navient Corporation
340,000 5.500%,  1/25/2023 347,225
140,000 5.000%,  3/15/2027 135,579
Nippon Life Insurance Company
400,000 2.900%,  9/16/2051
b,f
381,832
415,000 5.100%,  10/16/2044
b,f
441,975
287,000 3.400%,  1/23/2050
b,f
287,718
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 208,641
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 162,755
147,000 3.375%,  2/1/2031 144,318
OneMain Finance Corporation
235,000 6.875%,  3/15/2025 254,975
380,000 7.125%,  3/15/2026 417,747
200,000 3.500%,  1/15/2027 189,956
440,000 6.625%,  1/15/2028 472,277
Owl Rock Capital Corporation
146,000 4.250%,  1/15/2026 150,758
Owl Rock Technology Finance
Corporation
73,000 4.750%,  12/15/2025
f
76,139
221,000 3.750%,  6/17/2026
f
223,274
Park Intermediate Holdings, LLC
155,000 4.875%,  5/15/2029
f
153,205
PayPal Holdings, Inc.
149,000 2.850%,  10/1/2029 152,609
Pebblebrook Hotel Trust,
Convertible
76,000 1.750%,  12/15/2026 82,631
PennyMac Financial Services, Inc.
395,000 4.250%,  2/15/2029
f
356,251
Pine Street Trust I
148,000 4.572%,  2/15/2029
f
162,142
Playtika Holding Corporation
419,000 4.250%,  3/15/2029
f
400,669
PNC Bank NA
148,000 2.700%,  10/22/2029 148,670

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Financials (10.9%) - continued
PNC Financial Services Group,
Inc.
$ 200,000 3.400%,  9/15/2026
b,i
$ 188,498
Principal Life Global Funding II
218,000 1.250%,  8/16/2026
f
209,186
Provident Financing Trust I
78,000 7.405%,  3/15/2038 95,355
Prudential Financial, Inc.
340,000 5.625%,  6/15/2043
b
351,924
435,000 5.200%,  3/15/2044
b
449,178
75,000 3.700%,  10/1/2050
b
73,420
Radian Group, Inc.
340,000 4.875%,  3/15/2027 351,900
Realty Income Corporation
147,000 4.875%,  6/1/2026 162,816
221,000 3.950%,  8/15/2027 238,555
Regions Financial Corporation
156,000 5.750%,  6/15/2025
b,i
167,714
Reinsurance Group of America,
Inc.
175,000 4.700%,  9/15/2023 183,482
Rocket Mortgage Co-Issuer, Inc.
390,000 3.625%,  3/1/2029
f
364,607
Royal Bank of Canada
290,000 0.750%,  10/7/2024 281,720
Santander Holdings USA, Inc.
294,000 3.450%,  6/2/2025 303,235
137,000 2.490%,  1/6/2028
b
134,893
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
b
274,682
221,000 3.823%,  11/3/2028
b
231,429
Service Properties Trust
381,000 4.650%,  3/15/2024 370,523
195,000 4.750%,  10/1/2026 181,233
194,000 4.950%,  2/15/2027 180,420
265,000 5.500%,  12/15/2027 262,563
Simon Property Group, LP
234,000 2.000%,  9/13/2024 235,390
293,000 2.650%,  7/15/2030 289,720
Societe Generale SA
148,000 2.625%,  10/16/2024
f
149,504
156,000 8.000%,  9/29/2025
b,f,i
176,172
165,000 1.488%,  12/14/2026
b,f
157,232
Spirit Realty, LP
318,000 2.100%,  3/15/2028 304,526
Standard Chartered plc
203,000 1.319%,  10/14/2023
b,f
202,644
165,000 0.991%,  1/12/2025
b,f
161,384
225,000 6.000%,  7/26/2025
b,f,i
235,125
200,000 2.608%,  1/12/2028
b,f
197,297
Starwood Property Trust, Inc.,
Convertible
79,000 4.375%,  4/1/2023 81,659
Sumitomo Life Insurance Company
410,000 3.375%,  4/15/2081
b,f
415,711
Sumitomo Mitsui Financial Group,
Inc.
148,000 2.448%,  9/27/2024 150,360
200,000 2.174%,  1/14/2027 198,051
221,000 3.544%,  1/17/2028 233,217
221,000 2.142%,  9/23/2030 205,336
Sumitomo Mitsui Trust Bank, Ltd.
135,000 1.050%,  9/12/2025
f
130,217
Principal
Amount Long-Term Fixed Income (69.5%) Value
Financials (10.9%) - continued
SVB Financial Group
$ 340,000 4.000%,  5/15/2026
b,i
$ 330,470
200,000 4.250%,  11/15/2026
b,i
196,875
Synchrony Financial
141,000 4.250%,  8/15/2024 147,448
296,000 3.700%,  8/4/2026 306,398
Synovus Bank
250,000 2.289%,  2/10/2023
b
250,051
Truist Bank
147,000 2.250%,  3/11/2030 141,777
Truist Financial Corporation
351,000 4.950%,  9/1/2025
b,i
371,505
146,000 1.887%,  6/7/2029
b
140,084
185,000 5.100%,  3/1/2030
b,i
200,725
U.S. Bancorp
195,000 3.700%,  1/15/2027
b,i
187,395
UBS AG
265,000 5.125%,  5/15/2024 280,516
UBS Group AG
171,000 1.364%,  1/30/2027
b,f
163,978
200,000 4.875%,  2/12/2027
b,f,i
199,720
UDR, Inc.
290,000 3.000%,  8/15/2031 292,566
United Wholesale Mortgage, LLC
455,000 5.500%,  4/15/2029
f
416,735
USB Realty Corporation
376,000
1.386%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
320,547
Ventas Realty, LP
126,000 3.750%,  5/1/2024 130,582
VICI Properties, LP
260,000 4.250%,  12/1/2026
f
262,925
90,000 3.750%,  2/15/2027
f
89,111
405,000 4.625%,  12/1/2029
f
416,854
Wells Fargo & Company
252,000 4.125%,  8/15/2023 261,861
250,000 1.654%,  6/2/2024
b
250,146
245,000 2.406%,  10/30/2025
b
246,386
335,000 3.900%,  3/15/2026
b,i
331,801
346,000 2.188%,  4/30/2026
b
345,397
100,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
b
97,771
294,000 3.584%,  5/22/2028
b
308,726
294,000 4.478%,  4/4/2031
b
330,120
Welltower, Inc.
146,000 2.050%,  1/15/2029 140,256
221,000 2.800%,  6/1/2031 218,212
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
b
232,176
Willis North America, Inc.
295,000 4.500%,  9/15/2028 319,628
Total 81,782,882
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
163,000 2.150%,  5/13/2025
f
163,278
Total 163,278

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Mortgage-Backed Securities (12.2%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 5,874,000 2.000%,  3/1/2036
e
$ 5,889,029
11,775,000 2.000%,  2/1/2037
e
11,829,965
6,000,000 2.500%,  3/1/2037
e
6,117,774
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,725,000 2.000%,  2/1/2052
e
2,656,449
5,469,000 2.500%,  2/1/2052
e
5,459,600
13,935,000 2.000%,  3/1/2052
e
13,554,447
17,931,000 2.500%,  3/1/2052
e
17,855,974
9,550,000 3.000%,  3/1/2052
e
9,732,047
950,000 3.000%,  2/1/2048
e
970,485
7,350,000 3.500%,  3/1/2049
e
7,637,109
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
7,600,000 2.500%,  2/1/2052
e
7,647,500
2,100,000 2.500%,  3/1/2052
e
2,108,777
Total 91,459,156
Technology (2.7%)
Akamai Technologies, Inc.,
Convertible
134,000 0.125%,  5/1/2025 171,922
171,000 0.375%,  9/1/2027 195,453
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 69,661
Apple, Inc.
381,000 2.200%,  9/11/2029 378,266
Baidu, Inc.
168,000 3.075%,  4/7/2025 171,881
Black Knight InfoServ, LLC
540,000 3.625%,  9/1/2028
f
517,957
Broadcom Corporation
294,000 3.125%,  1/15/2025 303,075
221,000 3.875%,  1/15/2027 233,030
Broadcom, Inc.
296,000 5.000%,  4/15/2030 331,022
CommScope Technologies
Finance, LLC
370,000 6.000%,  6/15/2025
f
360,384
CommScope, Inc.
380,000 7.125%,  7/1/2028
f
354,350
Dell International, LLC
84,000 5.450%,  6/15/2023 87,809
221,000 5.850%,  7/15/2025 245,603
221,000 5.300%,  10/1/2029 253,379
Fiserv, Inc.
237,000 2.750%,  7/1/2024 241,694
295,000 4.200%,  10/1/2028 320,333
Gartner, Inc.
575,000 3.625%,  6/15/2029
f
557,750
440,000 3.750%,  10/1/2030
f
426,800
Global Payments, Inc.
64,000 2.650%,  2/15/2025 64,656
147,000 3.200%,  8/15/2029 148,611
Hewlett Packard Enterprise
Company
127,000 2.250%,  4/1/2023 128,163
InterDigital, Inc., Convertible
47,000 2.000%,  6/1/2024 49,761
Principal
Amount Long-Term Fixed Income (69.5%) Value
Technology (2.7%) - continued
Intuit, Inc.
$ 135,000 0.950%,  7/15/2025 $ 130,807
Iron Mountain, Inc.
605,000 5.000%,  7/15/2028
f
604,093
440,000 4.875%,  9/15/2029
f
434,346
568,000 4.500%,  2/15/2031
f
538,572
Jabil, Inc.
147,000 1.700%,  4/15/2026 143,494
Lumentum Holdings, Inc.,
Convertible
260,000 0.250%,  3/15/2024 444,990
Marvell Technology, Inc.
126,000 4.200%,  6/22/2023 129,989
147,000 2.950%,  4/15/2031 143,978
Micron Technology, Inc.
275,000 4.975%,  2/6/2026 299,880
Minerva Merger Sub, Inc.
469,000 6.500%,  2/15/2030
e,f
467,828
MSCI, Inc.
425,000 4.000%,  11/15/2029
f
427,656
NCR Corporation
1,010,000 6.125%,  9/1/2029
f
1,061,561
NortonLifeLock, Inc., Convertible
216,000 2.000%,  8/15/2022
f
279,183
NVIDIA Corporation
74,000 2.850%,  4/1/2030 75,994
NXP BV/NXP Funding, LLC
154,000 4.875%,  3/1/2024
f
162,957
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
70,000 2.700%,  5/1/2025
f
71,183
147,000 4.300%,  6/18/2029
f
159,715
Open Text Corporation
610,000 4.125%,  2/15/2030
f
595,915
Oracle Corporation
368,000 2.500%,  4/1/2025 370,817
367,000 2.950%,  4/1/2030 359,786
Panasonic Corporation
187,000 2.536%,  7/19/2022
f
188,141
Progress Software Corporation,
Convertible
30,000 1.000%,  4/15/2026
f
29,985
PTC, Inc.
215,000 3.625%,  2/15/2025
f
215,806
305,000 4.000%,  2/15/2028
f
302,296
Qorvo, Inc.
420,000 3.375%,  4/1/2031
f
409,143
Rackspace Technology Global,
Inc.
440,000 5.375%,  12/1/2028
f
410,300
Salesforce.com, Inc.
146,000 1.950%,  7/15/2031 139,240
Seagate HDD Cayman
136,000 4.250%,  3/1/2022 136,000
779,000 3.125%,  7/15/2029 722,600
670,000 3.375%,  7/15/2031 622,095
Sensata Technologies, Inc.
890,000 3.750%,  2/15/2031
f
836,315
Shift4 Payments, LLC
140,000 4.625%,  11/1/2026
f
142,128
SS&C Technologies, Inc.
1,095,000 5.500%,  9/30/2027
f
1,130,828

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Technology (2.7%) - continued
Switch, Ltd.
$ 630,000 3.750%,  9/15/2028
f
$ 600,944
Tencent Holdings, Ltd.
177,000 2.880%,  4/22/2031
f,h
175,018
Verint Systems, Inc., Convertible
62,000 0.250%,  4/15/2026
f
64,349
Viavi Solutions, Inc.
375,000 3.750%,  10/1/2029
f
363,750
Viavi Solutions, Inc., Convertible
28,000 1.000%,  3/1/2024 37,065
Vishay Intertechnology, Inc.,
Convertible
127,000 2.250%,  6/15/2025 130,721
VMware, Inc.
291,000 1.400%,  8/15/2026 278,749
102,000 2.200%,  8/15/2031 95,245
Ziff Davis, Inc., Convertible
400,000 1.750%,  11/1/2026
f
478,400
Total 20,023,422
Transportation (1.3%)
AerCap Holdings NV
164,000 5.875%,  10/10/2079
b
166,378
Air Canada
105,000 3.875%,  8/15/2026
f
102,416
Air Canada Pass Through Trust
35,574 3.875%,  3/15/2023
f
35,675
Air Lease Corporation
133,000 2.300%,  2/1/2025 132,506
48,000 3.375%,  7/1/2025 49,016
147,000 3.125%,  12/1/2030 142,911
Air Transport Services Group, Inc.,
Convertible
69,000 1.125%,  10/15/2024 73,861
American Airlines, Inc.
974,000 11.750%,  7/15/2025
f
1,178,959
885,000 5.500%,  4/20/2026
f
906,019
70,000 5.750%,  4/20/2029
f
71,662
Aon Corporation
151,000 2.600%,  12/2/2031 147,284
Avis Budget Car Rental, LLC
400,000 5.375%,  3/1/2029
f,h
400,832
Canadian Pacific Railway
Company
300,000 1.750%,  12/2/2026 294,367
150,000 2.450%,  12/2/2031 147,280
CSX Corporation
147,000 4.250%,  3/15/2029 161,867
Delta Air Lines, Inc.
318,000 7.000%,  5/1/2025
f
356,116
332,630 4.500%,  10/20/2025
f
345,096
294,000 4.750%,  10/20/2028
f
313,823
Greenbrier Companies, Inc.,
Convertible
242,000 2.875%,  4/15/2028
f
247,597
Hertz Corporation
327,000 4.625%,  12/1/2026
f
317,255
392,000 5.000%,  12/1/2029
f
377,457
J.B. Hunt Transport Services, Inc.
160,000 3.300%,  8/15/2022 161,405
JetBlue Airways Corporation,
Convertible
156,000 0.500%,  4/1/2026
f
149,248
Principal
Amount Long-Term Fixed Income (69.5%) Value
Transportation (1.3%) - continued
Meritor, Inc., Convertible
$ 214,000 3.250%,  10/15/2037 $ 227,036
Mileage Plus Holdings, LLC
365,000 6.500%,  6/20/2027
f
387,813
Penske Truck Leasing Company,
LP
135,000 1.200%,  11/15/2025
f
129,612
148,000 1.700%,  6/15/2026
f
143,981
Southwest Airlines Company
147,000 5.125%,  6/15/2027 164,220
158,000 2.625%,  2/10/2030 153,105
Southwest Airlines Company,
Convertible
210,000 1.250%,  5/1/2025 286,130
Union Pacific Corporation
189,000 3.750%,  7/15/2025 200,527
147,000 2.150%,  2/5/2027 147,331
United Airlines Pass Through Trust
160,000 3.700%,  12/1/2022 162,213
United Airlines, Inc.
638,000 4.375%,  4/15/2026
f
633,279
525,000 4.625%,  4/15/2029
f
519,472
VistaJet Malta Finance plc
199,000 6.375%,  2/1/2030
f
197,756
Total 9,631,505
Utilities (1.9%)
AES Corporation
234,000 3.950%,  7/15/2030
f
242,003
Algonquin Power & Utilities
Corporation
160,000 4.750%,  1/18/2082
b
158,084
Ameren Corporation
148,000 1.750%,  3/15/2028 140,070
American Electric Power
Company, Inc.
425,000 3.875%,  2/15/2062
b
416,901
212,000 2.031%,  3/15/2024 212,212
147,000 2.300%,  3/1/2030 141,271
Berkshire Hathaway Energy
Company
207,000 4.050%,  4/15/2025 220,738
Calpine Corporation
695,000 4.500%,  2/15/2028
f
679,293
CenterPoint Energy, Inc.
127,000 2.500%,  9/1/2024 128,770
220,000 1.450%,  6/1/2026 213,338
220,000 2.650%,  6/1/2031 215,048
Dominion Energy, Inc.
126,000 3.071%,  8/15/2024 129,134
275,000 4.650%,  12/15/2024
b,i
282,562
225,000 4.350%,  1/15/2027
b,i
226,687
148,000 3.375%,  4/1/2030 153,425
Duke Energy Corporation
200,000 3.250%,  1/15/2082
b
187,040
82,000 4.875%,  9/16/2024
b,i
84,460
296,000 3.150%,  8/15/2027 307,312
147,000 2.450%,  6/1/2030 142,630
Edison International
176,000 4.950%,  4/15/2025 189,481
450,000 5.000%,  12/15/2026
b,i
448,281
Enel Finance International NV
286,000 1.375%,  7/12/2026
f
274,015

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.5%) Value
Utilities (1.9%) - continued
Energy Transfer, LP
$ 164,000 6.500%,  11/15/2026
b,i
$ 167,741
Entergy Corporation
136,000 0.900%,  9/15/2025 130,003
148,000 1.900%,  6/15/2028 141,001
Evergy, Inc.
127,000 2.450%,  9/15/2024 128,731
Exelon Corporation
147,000 4.050%,  4/15/2030 158,900
FirstEnergy Corporation
184,000 3.350%,  7/15/2022 183,785
Georgia Power Company
123,000 2.100%,  7/30/2023 123,981
Jersey Central Power & Light
Company
73,000 2.750%,  3/1/2032
f
71,940
NextEra Energy Capital Holdings,
Inc.
165,000 3.800%,  3/15/2082
b
161,744
147,000 2.250%,  6/1/2030 141,407
NextEra Energy Partners, LP,
Convertible
318,000 Zero Coupon,  11/15/2025
f
329,461
NiSource, Inc.
164,000 5.650%,  6/15/2023
b,i
166,870
148,000 2.950%,  9/1/2029 149,295
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
f
134,600
885,000 3.375%,  2/15/2029
f
817,532
210,000 5.250%,  6/15/2029
f
216,090
NRG Energy, Inc., Convertible
160,000 2.750%,  6/1/2048 181,242
Pacific Gas and Electric Company
221,000 3.750%,  2/15/2024 227,051
290,000 4.550%,  7/1/2030 301,777
PG&E Corporation
459,000 5.000%,  7/1/2028
h
459,000
Public Service Enterprise Group,
Inc.
147,000 1.600%,  8/15/2030 132,640
Sempra Energy
225,000 4.125%,  4/1/2052
b
219,061
156,000 4.875%,  10/15/2025
b,i
163,168
221,000 3.400%,  2/1/2028 230,787
Southern Company
455,000 4.000%,  1/15/2051
b
458,417
306,000 3.750%,  9/15/2051
b
298,616
Suburban Propane Partners, LP
535,000 5.875%,  3/1/2027 548,375
320,000 5.000%,  6/1/2031
f
315,200
TerraForm Power Operating, LLC
860,000 5.000%,  1/31/2028
f
870,750
TransCanada Trust
342,000 5.875%,  8/15/2076
b
365,256
Vistra Operations Company, LLC
570,000 5.000%,  7/31/2027
f
574,503
Xcel Energy, Inc.
154,000 4.000%,  6/15/2028 166,454
Total 13,928,133
Total Long-Term Fixed Income
(cost $527,532,299) 520,692,448
Shares
Registered Investment
Companies ( 14.3% ) Value
Unaffiliated  (1.6%)
83,694 Aberdeen Asia-Pacific Income
Fund, Inc. $ 307,994
42,700 AllianceBernstein Global High
Income Fund, Inc. 484,645
47,257 Allspring Income Opportunities
Fund 388,925
23,909 BlackRock Core Bond Trust 340,942
17,891 BlackRock Corporate High Yield
Fund, Inc. 199,842
28,844 BlackRock Credit Allocation
Income Trust 394,009
22,989 BlackRock Enhanced Global
Dividend Trust 270,810
22,160 BlackRock Multi-Sector Income
Trust 371,180
9,107 Blackstone Strategic Credit Fund
h
122,398
6,000 Brookfield Real Assets Income
Fund, Inc. 125,460
36,716 Eaton Vance Limited Duration
Income Fund 451,240
4,630 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 46,300
10,239 First Trust High Income Long/Short
Fund 147,032
19,496 Invesco Dynamic Credit
Opportunities Fund
c
230,219
2,055 Invesco Senior Loan ETF 45,169
56,875 Nuveen Credit Strategies Income
Fund 367,981
7,500 Nuveen Preferred Income
Opportunities Fund 68,925
7,600 Nuveen Quality Preferred Income
Fund II 70,528
38,564 PGIM Global High Yield Fund, Inc. 556,093
35,936 PGIM High Yield Bond Fund, Inc. 556,289
7,279 Pimco Dynamic Income Fund 182,849
80,500 SPDR Blackstone Senior Loan
ETF
h
3,669,995
8,925 SPDR Bloomberg High Yield Bond
ETF
h
942,212
3,923 Tri-Continental Corporation 122,476
7,725 Vanguard Short-Term Corporate
Bond ETF
h
620,240
19,038 Virtus Dividend, Interest &
Premium Strategy Fund 280,430
29,705 Voya Global Equity Dividend &
Premium Opportunity Fund 181,795
58,383 Western Asset High Income
Opportunity Fund, Inc. 278,487
Total 11,824,465
Affiliated  (12.7%)
10,211,979 Thrivent Core Emerging Markets
Debt Fund 94,971,401
Total 94,971,401
Total Registered Investment
Companies (cost $109,374,359) 106,795,866

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.6% ) Value
11,920,797 Thrivent Cash Management Trust $ 11,920,797
Total Collateral Held for
Securities Loaned
(cost $11,920,797) 11,920,797
Shares Preferred Stock ( 1.4% ) Value
Communications Services (0.1%)
23,300 AT&T, Inc., 4.750%
i
572,481
12,500 Telephone and Data Systems, Inc.,
6.000%
i
317,125
2,118 ViacomCBS, Inc., Convertible,
5.750% 123,649
Total 1,013,255
Consumer Staples (<0.1%)
3,000 CHS, Inc., 7.100%
b,i
82,050
Total 82,050
Energy (0.1%)
21,025 Crestwood Equity Partners, LP,
9.250%
i
209,199
2,800 Energy Transfer, LP, 7.600%
b,i
69,720
5,255 NuStar Logistics, LP, 6.975%
b
132,478
Total 411,397
Financials (0.8%)
5,825 Aegon Funding Corporation II,
5.100% 148,654
12,700 Allstate Corporation, 5.100%
i
327,279
5,000 American International Group, Inc.
5.850%
i
132,100
10,000 Bank of America Corporation,
4.250%
i
232,700
7,500 Bank of America Corporation,
5.000%
i
192,750
3,625 Bank of America Corporation,
5.375%
i
94,902
10,275 Capital One Financial Corporation,
5.000%
i
257,594
5,700 Cobank ACB, 6.250%
b,i
591,660
14,375 Equitable Holdings, Inc., 5.250%
i
368,431
265 First Horizon Bank, 3.750%
b,f,i
232,211
3,500 First Horizon Corporation, 6.500%
i
94,115
14,000 First Republic Bank, 4.500%
i
332,780
14,500 J.P. Morgan Chase & Company,
4.200%
i
335,095
12,500 J.P. Morgan Chase & Company,
4.750%
i
313,500
6,025 J.P. Morgan Chase & Company,
5.750%
i
158,217
10,500 Morgan Stanley, 5.850%
b,i
289,800
13,100 Morgan Stanley, 7.125%
b,i
354,748
1,400 Synovus Financial Corporation,
5.875%
b,h,i
37,408
9,150 Truist Financial Corporation,
4.750%
h,i
232,593
15,500 Wells Fargo & Company, 4.250%
h,i
358,205
479 Wells Fargo & Company,
Convertible, 7.50%
i
682,149
Total 5,766,891
Health Care (<0.1%)
2,976 Becton, Dickinson and Company,
Convertible, 6.000% 156,716
Shares Preferred Stock (1.4%) Value
Health Care (<0.1%) - continued
1,888 Boston Scientific Corporation,
Convertible, 5.500% $ 220,028
Total 376,744
Industrials (0.1%)
205 Fluor Corporation, Convertible,
6.500%
f,i
241,233
1,503 Stanley Black & Decker, Inc.,
Convertible, 5.250% 156,868
Total 398,101
Real Estate (0.1%)
7,000 Public Storage, 3.950%
i
161,770
11,475 Public Storage, 4.125%
i
271,728
2,450 Public Storage, 4.625%
i
62,818
625 Public Storage, 4.700%
i
15,919
Total 512,235
Utilities (0.2%)
3,075 AES Corporation, Convertible,
6.875% 279,979
896 American Electric Power
Company, Inc., Convertible,
6.125% 45,382
1,596 American Electric Power
Company, Inc., Convertible,
6.125% 84,716
17,600 CMS Energy Corporation, 4.200%
i
406,912
768 Essential Utilities, Inc., Convertible,
6.000% 44,943
5,525 NextEra Energy, Inc., Convertible,
4.872% 321,334
308 NiSource, Inc., Convertible,
7.750% 35,066
12,000 Southern Company, 4.950%
h
306,240
1,407 Southern Company, Convertible,
6.750% 74,993
Total 1,599,565
Total Preferred Stock
(cost $10,275,438) 10,160,238
Shares Common Stock ( 1.3% ) Value
Communications Services (0.1%)
431 Charter Communications, Inc.
l
255,730
4,134 Twitter, Inc.
l
155,066
575 ViacomCBS, Inc. 19,234
4,895 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,l
85,662
Total 515,692
Consumer Discretionary (0.1%)
2,820 Bloomin' Brands, Inc.
l
57,330
123 Booking Holdings, Inc.
l
302,104
1,498 Dick's Sporting Goods, Inc. 172,869
623 Expedia Group, Inc.
l
114,190
15,650 Ford Motor Company 317,695
1,229 Under Armour, Inc., Class C
l
19,652
Total 983,840
Consumer Staples (<0.1%)
1,923 Bunge, Ltd. 190,108
Total 190,108

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (1.3%) Value
Energy (0.1%)
878 CNX Resources Corporation
l
$ 13,021
3,183 EQT Corporation
l
67,639
2,625 Kinder Morgan, Inc. 45,570
850 MPLX, LP 27,897
1,782 Pioneer Natural Resources
Company 390,062
1,000 TC Energy Corporation 51,650
975 Williams Companies, Inc. 29,191
Total 625,030
Financials (0.2%)
2,547 Ares Capital Corporation 56,289
5,244 Bank of America Corporation 241,958
7,300 BlackRock TCP Capital
Corporation 98,842
2,507 Blackstone Mortgage Trust, Inc. 78,770
812 Coinbase Global, Inc.
l
154,402
5,573 FS KKR Capital Corporation 122,104
6,178 Golub Capital BDC, Inc. 96,871
947 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 39,282
5,205 KKR & Company, Inc. 370,388
3,098 Sixth Street Specialty Lending, Inc. 73,918
3,235 Starwood Property Trust, Inc. 80,066
5,327 Wells Fargo & Company 286,593
Total 1,699,483
Health Care (0.2%)
1,166 Anthem, Inc. 514,194
277 Becton, Dickinson and Company 70,397
1,824 Boston Scientific Corporation
l
78,250
2,174 Danaher Corporation 621,307
113 Illumina, Inc.
l
39,417
Total 1,323,565
Industrials (0.1%)
3,167 Aerojet Rocketdyne Holdings, Inc. 122,215
1,968 Chart Industries, Inc.
l
239,840
4,165 Fluor Corporation
l
87,632
644 FTI Consulting, Inc.
l
93,902
3,145 JetBlue Airways Corporation
l
46,011
2,058 Kaman Corporation 82,258
342 Patrick Industries, Inc. 22,025
2,102 Southwest Airlines Company
l
94,085
Total 787,968
Information Technology (0.5%)
420 Akamai Technologies, Inc.
l
48,111
1,830 Block, Inc.
l
223,791
1,426 Broadcom, Inc. 835,465
2,111 II-VI, Inc.
l
133,837
681 InterDigital, Inc. 47,010
706 Lumentum Holdings, Inc.
l
71,645
7,327 Microchip Technology, Inc. 567,696
1,438 NortonLifeLock, Inc. 37,402
5,242 Nuance Communications, Inc.
l
289,621
10,875 ON Semiconductor Corporation
l
641,625
11,196 Sabre Corporation
l
102,443
122 ServiceNow, Inc.
l
71,465
1,289 SunPower Corporation
l
21,629
647 Teradyne, Inc. 75,977
1,446 Western Digital Corporation
l
74,816
Total 3,242,533
Shares Common Stock (1.3%) Value
Real Estate (<0.1%)
1,748 iStar, Inc. $ 37,529
6,144 LXP Industrial Trust 91,484
1,026 MGIC Investment Corporation 15,575
Total 144,588
Utilities (<0.1%)
388 American Electric Power
Company, Inc. 35,075
924 DTE Energy Company 111,277
1,733 Essential Utilities, Inc. 84,467
Total 230,819
Total Common Stock
(cost $9,327,497) 9,743,626
Shares or
Principal
Amount Short-Term Investments ( 14.6% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.030%, 2/15/2022
m,n
199,998
100,000 0.045%, 3/15/2022
m,n
99,988
100,000 0.170%, 4/20/2022
m,n
99,959
100,000 0.060%, 4/22/2022
m,n
99,958
Thrivent Core Short-Term Reserve
Fund
10,789,922 0.210% 107,899,223
U.S. Treasury Bills
1,000,000 0.125%, 4/14/2022
m,o
999,730
Total Short-Term Investments
(cost $109,379,212) 109,398,856
Total Investments (cost
$863,882,176) 114.2% $854,802,723
Other Assets and Liabilities, Net
(14.2%) (106,062,188)
Total Net Assets 100.0% $748,740,535
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $243,714,683 or
32.5% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2022.

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At January 31, 2022, $299,919 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of January 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 5,765,015
Common Stock 5,856,124
Total lending $11,621,139
Gross amount payable upon return of
collateral for securities loaned $11,920,797
Net amounts due to counterparty $299,658
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR 3M - CME Term SOFR 3 Month

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 4,657,039 – 2,822,039 1,835,000
Capital Goods 15,959,501 – 13,576,740 2,382,761
Communications Services 14,941,040 – 13,824,209 1,116,831
Consumer Cyclical 7,189,627 – 6,426,582 763,045
Consumer Non-Cyclical 18,312,473 – 17,506,473 806,000
Energy 1,375,173 – 1,375,173 –
Financials 7,050,421 – 6,736,396 314,025
Technology 6,958,144 – 6,958,144 –
Transportation 5,568,500 – 5,568,500 –
Utilities 4,078,974 – 4,078,974 –
Long-Term Fixed Income
Asset-Backed Securities 58,856,449 – 58,856,449 –
Basic Materials 13,651,283 – 13,651,283 –
Capital Goods 22,800,458 – 22,800,458 –
Collateralized Mortgage Obligations 44,948,394 – 44,948,394 –
Commercial Mortgage-Backed Securities 5,220,175 – 5,220,175 –
Communications Services 32,587,028 – 32,587,028 –
Consumer Cyclical 47,432,242 – 47,432,242 –
Consumer Non-Cyclical 39,933,678 – 39,933,678 –
Energy 38,274,365 – 38,274,365 –
Financials 81,782,882 – 81,782,882 –
Foreign Government 163,278 – 163,278 –
Mortgage-Backed Securities 91,459,156 – 91,459,156 –
Technology 20,023,422 – 20,023,422 –
Transportation 9,631,505 – 9,631,505 –
Utilities 13,928,133 – 13,928,133 –
Registered Investment Companies
Unaffiliated 11,824,465 11,594,246 – 230,219
Preferred Stock
Communications Services 1,013,255 1,013,255 – –
Consumer Staples 82,050 82,050 – –
Energy 411,397 411,397 – –
Financials 5,766,891 4,943,020 823,871 –
Health Care 376,744 376,744 – –
Industrials 398,101 156,868 241,233 –
Real Estate 512,235 512,235 – –
Utilities 1,599,565 1,599,565 – –
Common Stock
Communications Services 515,692 430,030 – 85,662
Consumer Discretionary 983,840 983,840 – –
Consumer Staples 190,108 190,108 – –
Energy 625,030 625,030 – –
Financials 1,699,483 1,699,483 – –
Health Care 1,323,565 1,323,565 – –
Industrials 787,968 787,968 – –
Information Technology 3,242,533 3,242,533 – –
Real Estate 144,588 144,588 – –
Utilities 230,819 230,819 – –
Short-Term Investments 1,499,633 – 1,499,633 –
Subtotal Investments in Securities $640,011,302 $30,347,344 $602,130,415 $7,533,543
Other Investments  * Total
Affiliated Registered Investment Companies 94,971,401
Affiliated Short-Term Investments 107,899,223
Collateral Held for Securities Loaned 11,920,797
Subtotal Other Investments $214,791,421
Total Investments at Value $854,802,723

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,141,829 1,141,829 – –
Total Asset Derivatives $1,141,829 $1,141,829 $– $–
Liability Derivatives
Futures Contracts 378,939 378,939 – –
Total Liability Derivatives $378,939 $378,939 $– $–
The following table presents Opportunity Income Plus Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling
$499,903 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Ultra Long Term U.S. Treasury Bond 75 March 2022 $ 14,549,252 ( $ 378,939)
Total Futures Long Contracts $ 14,549,252 ( $ 378,939)
CBOT 10-Yr. U.S. Treasury Note (69) March 2022 ( $ 8,913,750) $ 83,906
CBOT 2-Yr. U.S. Treasury Note (392) March 2022 (85,426,437) 497,187
CBOT 5-Yr. U.S. Treasury Note (188) March 2022 (22,743,007) 332,818
CBOT U.S. Long Bond (59) March 2022 (9,366,547) 184,673
Ultra 10-Yr. U.S. Treasury Note (21) March 2022 (3,042,636) 43,245
Total Futures Short Contracts ( $ 129,492,377) $1,141,829
Total Futures Contracts ( $ 114,943,125) $762,890

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $115,469 $1,213 $17,500 $94,971 10,212 12.7%
Total Affiliated Registered Investment
Companies 115,469 94,971 12.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% 142,628 213,692 248,421 107,899 10,790 14.4
Total Affiliated Short-Term Investments 142,628 107,899 14.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,556 84,001 81,636 11,921 11,921 1.6
Total Collateral Held for Securities Loaned 9,556 11,921 1.6
Total Value $267,653 $214,791
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(590) $(3,621) $– $1,215
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% 0 0 – 63
Total Income/Non Income Cash from Affiliated Investments $1,278
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 5 38
Total Affiliated Income from Securities Loaned, Net $38
Total $(590) $(3,621) $5

Small Cap Growth Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.2% ) Value
Communications Services (0.8%)
43,282 Upwork, Inc.
a
$ 1,177,270
Total 1,177,270
Consumer Discretionary (15.1%)
29,259 Bally's Corporation
a
1,045,717
14,460 Choice Hotels International, Inc. 2,073,564
50,615 Cooper-Standard Holdings, Inc.
a
1,042,163
90,225 Duluth Holdings, Inc.
a
1,360,593
183,661 Everi Holdings, Inc.
a
3,630,978
7,953 Five Below, Inc.
a
1,304,292
4,824 Lithia Motors, Inc. 1,409,235
36,208 Magnite, Inc.
a
491,343
17,990 Papa John's International, Inc. 2,220,865
21,171 Planet Fitness, Inc.
a
1,876,597
39,449 Skyline Champion Corporation
a
2,656,496
86,546 ThredUp, Inc.
a
802,281
10,238 Wingstop, Inc. 1,568,973
10,008 Xometry, Inc.
a,b
516,413
Total 21,999,510
Consumer Staples (2.9%)
82,816 e.l.f. Beauty, Inc.
a
2,448,041
52,535 Turning Point Brands, Inc. 1,850,808
Total 4,298,849
Energy (0.2%)
42,820 Nine Energy Service, Inc.
a,b
52,240
24,543 Talos Energy, Inc.
a
261,138
Total 313,378
Financials (6.6%)
22,280 Ameris Bancorp 1,098,627
15,771 BRP Group, Inc.
a
481,331
25,851 Hamilton Lane, Inc. 2,338,482
12,288 Kinsale Capital Group, Inc. 2,461,532
24,192 Seacoast Banking Corporation of
Florida 883,008
24,059 Western Alliance Bancorp 2,386,412
Total 9,649,392
Health Care (15.2%)
18,195 908 Devices, Inc.
a
287,845
28,169 Adaptive Biotechnologies
Corporation
a
491,267
50,037 Agilon Health, Inc.
a
829,613
2,942 Argenx SE ADR
a
792,163
6,797 Ascendis Pharma AS ADR
a
826,787
45,594 Axonics, Inc.
a
2,162,523
5,023 Global Blood Therapeutics, Inc.
a
144,914
9,377 Guardant Health, Inc.
a
652,170
16,767 Halozyme Therapeutics, Inc.
a
580,306
27,188 Immunocore Holdings plc ADR
a,b
613,633
13,435 Inari Medical, Inc.
a
988,279
11,055 Inspire Medical Systems, Inc.
a
2,446,361
66,909 Lantheus Holdings, Inc.
a
1,700,158
12,939 Natera, Inc.
a
914,140
7,967 Nevro Corporation
a
523,432
41,614 Phreesia, Inc.
a
1,297,941
44,751 Progyny, Inc.
a
1,812,415
15,525 Pulmonx Corporation
a
378,034
11,401 Repligen Corporation
a
2,261,274
5,868 Sarepta Therapeutics, Inc.
a
419,973
40,501 Silk Road Medical, Inc.
a
1,328,838
17,606 Travere Therapeutics, Inc.
a
484,165
Shares Common Stock (97.2%) Value
Health Care (15.2%) - continued
29,522 Vor BioPharma, Inc.
a,b
$ 243,557
Total 22,179,788
Industrials (27.4%)
41,327 Altra Industrial Motion Corporation 1,995,268
21,466 ASGN, Inc.
a
2,465,799
18,840 Chart Industries, Inc.
a
2,296,031
11,506 Driven Brands Holdings, Inc.
a
325,045
111,566 First Advantage Corporation
a
1,887,697
15,344 Forward Air Corporation 1,631,067
13,395 Lincoln Electric Holdings, Inc. 1,712,417
21,538 Mercury Systems, Inc.
a
1,225,943
88,266 Meritor, Inc.
a
2,034,531
19,648 Middleby Corporation
a
3,638,810
75,691 Ranpak Holdings Corporation
a
2,033,060
10,043 RBC Bearings, Inc.
a
1,812,460
21,973 Regal Rexnord Corporation 3,482,281
42,803 Rush Enterprises, Inc. 2,260,854
5,011 Saia, Inc.
a
1,424,527
95,229 Summit Materials, Inc.
a
3,386,343
84,922 Sun Country Airlines Holdings,
Inc.
a
2,257,227
15,964 Vicor Corporation
a
1,505,884
72,713 WillScot Mobile Mini Holdings
Corporation
a
2,693,290
Total 40,068,534
Information Technology (23.4%)
57,629 Alignment Healthcare, Inc.
a
437,980
40,716 Allegro MicroSystems, Inc.
a
1,155,520
22,720 Anaplan, Inc.
a
1,096,922
20,660 Avalara, Inc.
a
2,264,749
26,014 Bandwidth, Inc.
a
1,628,737
26,100 BigCommerce Holdings, Inc.
a
853,209
41,648 Calix, Inc.
a
2,094,061
21,587 Cognex Corporation 1,434,672
20,784 Descartes Systems Group, Inc.
a
1,512,452
12,921 Dolby Laboratories, Inc. 1,135,110
8,978 Endava plc ADR
a
1,091,904
18,421 Five9, Inc.
a
2,315,520
26,807 Lattice Semiconductor
Corporation
a
1,480,283
35,504 LivePerson, Inc.
a
1,060,504
38,133 LiveRamp Holding, Inc.
a
1,702,638
7,969 MKS Instruments, Inc. 1,237,825
4,226 Monolithic Power Systems, Inc. 1,702,782
8,745 Nova, Ltd.
a
1,034,533
24,087 Paymentus Holdings, Inc.
a
633,006
3,753 SailPoint Technologies Holdings,
Inc.
a
145,204
97,633 Sierra Wireless, Inc.
a
1,431,300
5,153 SiTime Corporation
a
1,201,113
39,145 Sprout Social, Inc.
a
2,695,133
24,382 Workiva, Inc.
a
2,883,903
Total 34,229,060
Materials (1.9%)
24,155 Compass Minerals International,
Inc. 1,289,877
6,859 Quaker Chemical Corporation 1,434,697
Total 2,724,574
Real Estate (3.7%)
65,305 Cushman and Wakefield plc
a
1,370,752
7,896 FirstService Corporation 1,258,465

Small Cap Growth Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.2%) Value
Real Estate (3.7%) - continued
15,328 NexPoint Residential Trust, Inc. $ 1,215,510
20,923 Rexford Industrial Realty, Inc. 1,530,936
Total 5,375,663
Total Common Stock
(cost $143,938,514) 142,016,018
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
1,574,785 Thrivent Cash Management Trust 1,574,785
Total Collateral Held for
Securities Loaned
(cost $1,574,785) 1,574,785
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
9,231 SPDR S&P Biotech ETF
b
862,452
5,994 SPDR S&P Oil & Gas Exploration
ETF
b
638,961
Total 1,501,413
Total Registered Investment
Companies (cost $1,608,977) 1,501,413
Shares Short-Term Investments ( 1.7% ) Value
Thrivent Core Short-Term Reserve
Fund
244,206 0.210% 2,442,060
Total Short-Term Investments
(cost $2,442,060) 2,442,060
Total Investments (cost
$149,564,336) 101.0% $147,534,276
Other Assets and Liabilities, Net
(1.0%) (1,411,248)
Total Net Assets 100.0% $146,123,028
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of January 31, 2022:
Securities Lending Transactions
Common Stock $ 1,594,556
Total lending $1,594,556
Gross amount payable upon return of
collateral for securities loaned $1,574,785
Net amounts due to counterparty $(19,771)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Small Cap Growth Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,177,270 1,177,270 – –
Consumer Discretionary 21,999,510 21,999,510 – –
Consumer Staples 4,298,849 4,298,849 – –
Energy 313,378 313,378 – –
Financials 9,649,392 9,649,392 – –
Health Care 22,179,788 22,179,788 – –
Industrials 40,068,534 40,068,534 – –
Information Technology 34,229,060 34,229,060 – –
Materials 2,724,574 2,724,574 – –
Real Estate 5,375,663 5,375,663 – –
Registered Investment Companies
Unaffiliated 1,501,413 1,501,413 – –
Subtotal Investments in Securities $143,517,431 $143,517,431 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 2,442,060
Collateral Held for Securities Loaned 1,574,785
Subtotal Other Investments $4,016,845
Total Investments at Value $147,534,276
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $2,829 $11,443 $11,830 $2,442 244 1.7%
Total Affiliated Short-Term Investments 2,829 2,442 1.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   928 4,369 3,722 1,575 1,575 1.1
Total Collateral Held for Securities Loaned 928 1,575 1.1
Total Value $3,757 $4,017
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $– $– $– $1
Total Income/Non Income Cash from Affiliated Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 3
Total Affiliated Income from Securities Loaned, Net $3
Total $– $– $0

Small Cap Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.1% ) Value
Communications Services (1.2%)
1,063,839 QuinStreet , Inc.
a
$ 17,117,169
Total 17,117,169
Consumer Discretionary (10.9%)
356,389 Cedar Fair, LP
a
17,723,225
194,819 Cimpress plc
a
13,095,733
667,922 Clarus Corporation 15,048,283
691,016 Cooper-Standard Holdings, Inc.
a
14,228,020
1,109,116 Everi Holdings, Inc.
a
21,927,223
480,903 Leggett & Platt, Inc. 19,163,985
345,166 Miller Industries, Inc. 10,862,374
201,362 Sleep Number Corporation
a
14,397,383
460,991 Stoneridge, Inc.
a
8,698,900
937,716 ThredUp , Inc.
a
8,692,627
330,855 Zumiez , Inc.
a
14,871,932
Total 158,709,685
Consumer Staples (3.2%)
114,214 John B. Sanfilippo & Son, Inc. 9,034,327
1,381,580 Primo Water Corporation 23,072,386
435,442 Turning Point Brands, Inc. 15,340,622
Total 47,447,335
Energy (2.9%)
397,343 Devon Energy Corporation 20,093,636
763,219 Helmerich & Payne, Inc. 21,904,385
Total 41,998,021
Financials (20.2%)
438,928 Air Lease Corporation 17,473,724
391,128 Assured Guaranty, Ltd. 20,843,211
373,023 Bank of N.T. Butterfield & Son, Ltd. 13,671,293
870,964 Bridgewater Bancshares, Inc.
a
15,494,450
708,597 Byline Bancorp, Inc. 18,423,522
791,972 Columbia Banking System, Inc. 27,536,867
385,950 Enterprise Financial Services
Corporation 19,119,963
212,924 Glacier Bancorp, Inc. 11,057,143
622,371 Heartland Financial USA, Inc. 32,381,963
130,340 Houlihan Lokey , Inc. 13,852,535
139,779 Primerica, Inc. 21,573,491
500,830 Seacoast Banking Corporation of
Florida 18,280,295
90,018 Selective Insurance Group, Inc. 7,102,420
372,145 Synovus Financial Corporation 18,517,935
269,709 Triumph Bancorp, Inc.
a
23,594,143
158,500 Western Alliance Bancorp 15,721,615
Total 294,644,570
Health Care (7.8%)
541,665 Halozyme Therapeutics, Inc.
a
18,747,026
694,484 Ionis Pharmaceuticals, Inc.
a
22,084,591
983,011 Lantheus Holdings, Inc.
a
24,978,310
319,770 Progyny , Inc.
a
12,950,685
307,380 Syneos Health, Inc.
a
27,836,333
1,645,161 Viemed Healthcare, Inc.
a
7,617,095
Total 114,214,040
Industrials (20.4%)
184,586 ASGN, Inc.
a
21,203,394
942,709 Badger Infrastructure Solutions,
Ltd. 22,834,449
298,965 Crane Company 30,945,867
174,621 Curtiss-Wright Corporation 23,187,923
Shares Common Stock (99.1%) Value
Industrials (20.4%) - continued
218,891 Forward Air Corporation $ 23,268,113
156,363 Helios Technologies, Inc. 11,982,097
155,945 Lincoln Electric Holdings, Inc. 19,936,009
259,579 ManpowerGroup , Inc. 27,222,050
730,149 Meritor, Inc.
a
16,829,934
103,938 Middleby Corporation
a
19,249,318
720,147 NAPCO Security Technologies,
Inc.
a
14,971,856
536,757 Sun Country Airlines Holdings,
Inc.
a
14,267,001
130,089 Tennant Company 10,038,968
867,979 US Ecology, Inc.
a
24,806,840
143,270 WESCO International, Inc.
a
17,463,180
Total 298,206,999
Information Technology (15.7%)
121,325 Advanced Energy Industries, Inc. 10,455,788
363,075 Agilysys , Inc.
a
13,818,635
246,615 Axcelis Technologies, Inc.
a
15,440,565
222,981 BigCommerce Holdings, Inc.
a
7,289,249
216,602 Ciena Corporation
a
14,362,879
253,716 Computer Services, Inc. 14,208,096
145,856 Dolby Laboratories, Inc. 12,813,450
1,220,720 Gilat Satellite Networks, Ltd.
a,b
9,240,850
714,678 Knowles Corporation
a
15,158,320
55,654 Littelfuse , Inc. 15,024,910
391,529 National Instruments Corporation 16,138,825
492,754 Sonos , Inc.
a
12,427,256
232,356 TTEC Holdings, Inc. 18,609,392
2,431,747 TTM Technologies, Inc.
a
32,731,315
174,063 Workiva , Inc.
a
20,588,172
Total 228,307,702
Materials (8.2%)
253,871 Ashland Global Holdings, Inc. 24,381,771
539,630 Carpenter Technology Corporation 15,498,173
343,912 Ingevity Corporation
a
22,667,240
2,082,217 Ivanhoe Mines, Ltd.
a
17,838,448
294,783 UFP Technologies, Inc.
a
20,917,802
142,215 United States Lime & Minerals, Inc. 17,988,775
Total 119,292,209
Real Estate (6.6%)
222,207 Agree Realty Corporation 14,527,894
443,843 American Campus Communities,
Inc. 23,195,235
112,012 Colliers International Group, Inc. 16,371,674
169,903 Healthcare Realty Trust, Inc. 5,270,391
731,385 Independence Realty Trust, Inc. 16,814,541
207,014 National Storage Affiliates Trust 12,743,782
206,511 Rayonier, Inc. REIT 7,545,912
Total 96,469,429
Utilities (2.0%)
112,399 NorthWestern Corporation 6,532,630
232,492 Portland General Electric
Company 12,215,129
154,454 Spire, Inc. 10,181,608
Total 28,929,367
Total Common Stock
(cost $1,252,581,386) 1,445,336,526

Small Cap Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
413,780 Thrivent Cash Management Trust $ 413,780
Total Collateral Held for
Securities Loaned
(cost $413,780) 413,780
Shares Short-Term Investments ( 1.0% ) Value
Thrivent Core Short-Term Reserve
Fund
1,399,979 0.210% 13,999,788
Total Short-Term Investments
(cost $13,997,192) 13,999,788
Total Investments (cost
$1,266,992,358) 100.1% $1,459,750,094
Other Assets and Liabilities, Net
(0.1%) (1,361,698)
Total Net Assets 100.0% $1,458,388,396
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of January 31, 2022:
Securities Lending Transactions
Common Stock $ 405,752
Total lending $405,752
Gross amount payable upon return of
collateral for securities loaned $413,780
Net amounts due to counterparty $8,028
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Stock Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 17,117,169 17,117,169 – –
Consumer Discretionary 158,709,685 158,709,685 – –
Consumer Staples 47,447,335 47,447,335 – –
Energy 41,998,021 41,998,021 – –
Financials 294,644,570 294,644,570 – –
Health Care 114,214,040 114,214,040 – –
Industrials 298,206,999 275,372,550 22,834,449 –
Information Technology 228,307,702 228,307,702 – –
Materials 119,292,209 101,453,761 17,838,448 –
Real Estate 96,469,429 96,469,429 – –
Utilities 28,929,367 28,929,367 – –
Subtotal Investments in Securities $1,445,336,526 $1,404,663,629 $40,672,897 $–
Other Investments  * Total
Affiliated Short-Term Investments 13,999,788
Collateral Held for Securities Loaned 413,780
Subtotal Other Investments $14,413,568
Total Investments at Value $1,459,750,094
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $24,639 $93,498 $104,137 $14,000 1,400 1.0%
Total Affiliated Short-Term Investments 24,639 14,000 1.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   60 6,449 6,095 414 414 <0.1
Total Collateral Held for Securities Loaned 60 414 <0.1
Total Value $24,699 $14,414
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $– $– $– $9
Total Income/Non Income Cash from Affiliated Investments $9
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Notes to Schedule of Investments
as of January 31, 2022
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle
price.  Exchange cleared swap agreements are valued at the
clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the
basis of amortized cost (which approximates market value),
whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent
Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation
of the Funds' securities to the Funds' investment Adviser. The
Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The
Committee meets on a monthly and on an as-needed basis to
review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit

Notes to Schedule of Investments
as of January 31, 2022
(unaudited)

risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period ended January 31, 2022, Aggressive
Allocation, Government Bond, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used options on mortgage backed securities to generate income and/or to manage duration of the Fund.
Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”

Notes to Schedule of Investments
as of January 31, 2022
(unaudited)

are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended January 31, 2022, Aggressive
Allocation, Balanced Income Plus, Government Bond, High
Income Municipal Bond, High Yield, Income, Limited Maturity
Bond, Moderate Allocation, Moderately Aggressive Allocation,
Moderately Conservative Allocation, and Opportunity Income
Plus used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the period ended January 31, 2022, Aggressive Allocation,
Balanced Income Plus, Global Stock, International Allocation,
Low Volatility Equity, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used equity futures to manage exposure to the equities markets.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.

Notes to Schedule of Investments
as of January 31, 2022
(unaudited)

For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended January 31, 2022, High Yield, Moderate
Allocation, Moderately Aggressive Allocation and Moderately
Conservative Allocation used CDX Indexes (comprised of credit default swaps) to help manage credit risk exposures within the
Fund.
 For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
 Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.